UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 to September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.    Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2010

Metropolitan Series Fund, Inc.

Schedule of Investments as of September 30, 2010

Artio International Stock Portfolio	MSF-1
Barclays Capital Aggregate Bond Index Portfolio	MSF-7
BlackRock Aggressive Growth Portfolio	MSF-18
BlackRock Bond Income Portfolio	MSF-21
BlackRock Diversified Portfolio	MSF-31
BlackRock Large Cap Value Portfolio	MSF-43
BlackRock Legacy Large Cap Growth Portfolio	MSF-47
BlackRock Money Market Portfolio	MSF-50
Davis Venture Value Portfolio	MSF-53
FI Value Leaders Portfolio	MSF-57
Jennison Growth Portfolio	MSF-60
Loomis Sayles Small Cap Core Portfolio	MSF-63
Loomis Sayles Small Cap Growth Portfolio	MSF-68
Met/Artisan Mid Cap Value Portfolio	MSF-71
Met/Dimensional International Small Company Portfolio	MSF-74
MetLife Aggressive Allocation Portfolio	MSF-109
MetLife Conservative Allocation Portfolio	MSF-111
MetLife Conservative To Moderate Allocation Portfolio	MSF-113
MetLife Mid Cap Stock Index Portfolio	MSF-115
MetLife Moderate Allocation Portfolio	MSF-122
MetLife Moderate to Aggressive Allocation Portfolio	MSF-124
MetLife Stock Index Portfolio	MSF-126
MFS Total Return Portfolio	MSF-134
MFS Value Portfolio	MSF-146
Morgan Stanley EAFE Index Portfolio	MSF-150
Neuberger Berman Genesis Portfolio	MSF-161
Neuberger Berman Mid Cap Value Portfolio	MSF-165
Oppenheimer Global Equity Portfolio	MSF-168
Russell 2000 Index Portfolio	MSF-171
T. Rowe Price Large Cap Growth Portfolio	MSF-190
T. Rowe Price Small Cap Growth Portfolio	MSF-194
Van Eck Global Natural Resources Portfolio	MSF-200
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-203
Western Asset Management U.S. Government Portfolio	MSF-215
Zenith Equity Portfolio	MSF-221
Notes to Schedule of Investments	MSF-223

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Barclays Capital sponsors the Barclays Capital U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—89.6% of Net Assets

Security Description	Shares	Value

Australia—1.5%
Asciano Group	1,540,577	$2,450,290
MAp Group	2,917,868	8,212,833
Newcrest Mining, Ltd. (a)	205,759	7,867,936

		18,531,059

Austria—1.0%
Erste Group Bank AG	314,783	12,593,937

Belgium—0.1%
KBC Groep NV	41,090	1,843,174

Bermuda—1.8%
Aquarius Platinum Ltd. (AUD)	83,705	454,247
China Yurun Food Group, Ltd. (HKD) (a)	2,083,000	7,754,024
GOME Electrical Appliances Holdings, Ltd. (HKD) (a)	6,604,879	1,995,669
Kerry Properties, Ltd. (HKD)	342,500	1,847,153
Li & Fung, Ltd. (HKD)	1,890,000	10,625,054

		22,676,147

Brazil—1.9%
All-America Latina Logistica S.A.	556,275	5,607,981
Amil Participacoes S.A. (b)	58,657	562,308
BRF-Brasil Foods S.A.	229,553	3,482,789
Hypermarcas S.A. (b)	653,529	10,123,308
Souza Cruz S.A.	67,571	3,366,606

		23,142,992

Canada—4.6%
Agnico-Eagle Mines, Ltd.	44,377	3,153,313
Barrick Gold Corp.	456,946	21,106,205
Canadian Pacific Railway, Ltd. (a)	15,672	956,959
First Quantum Minerals, Ltd.	3,029	230,239
Goldcorp, Inc.	185,208	8,041,962
IAMGOLD Corp.	40,028	708,446
Ivanhoe Mines, Ltd. (b)	219,829	5,154,861
Kinross Gold Corp.	109,180	2,046,893
Potash Corp. of Saskatchewan, Inc.	11,221	1,607,640
Silver Wheaton Corp. (b)	309,625	8,241,027
Suncor Energy, Inc.	122,031	3,971,090
Teck Resources, Ltd.	49,865	2,049,917

		57,268,552

Cayman Islands—3.2%
Baidu, Inc. (ADR) (b)	48,588	4,986,101
Belle International Holdings, Ltd. (HKD)	4,393,000	8,831,126
China Mengniu Dairy Co., Ltd. (HKD)	1,531,000	4,725,798
Ctrip.com International, Ltd. (ADR) (b)	40,051	1,912,435
Golden Eagle Retail Group, Ltd. (HKD)	1,466,000	4,139,726
Hengan International Group Co., Ltd. (HKD) (a)	517,500	5,203,573
Sands China, Ltd. (HKD) (a) (b)	1,810,800	3,252,885
Tingyi Cayman Islands Holding Corp. (HKD)	2,518,000	6,943,939

		39,995,583

China—1.1%
Anhui Conch Cement Co., Ltd. (a)	240,000	1,040,655
China Construction Bank Corp. (a)	5,068,000	4,430,939

Security Description	Shares	Value

China—(Continued)
China National Building Material Co., Ltd.	244,000	$548,336
Shandong Weigao Group Medical Polymer Co., Ltd.	748,000	2,120,565
Sinopharm Group Co. (a) (b)	1,172,000	4,827,088
Wumart Stores, Inc.	513,000	1,225,646

		14,193,229

Czech Republic—0.4%
Komercni Banka a.s.	24,558	5,351,138

Denmark—1.5%
AP Moller-Maersk A/S (Series B)	241	1,998,306
Carlsberg A/S (Class B)	69,011	7,174,233
Novo Nordisk A/S	92,706	9,154,602

		18,327,141

Finland—1.1%
Fortum Oyj	97,086	2,536,964
Kesko Oyj	34,648	1,621,581
Stora Enso Oyj	472,539	4,674,522
UPM-Kymmene Oyj	310,296	5,312,349

		14,145,416

France—6.2%
Aeroports de Paris	41,079	3,345,595
BNP Paribas (a)	102,721	7,323,068
Carrefour S.A.	80,984	4,351,210
CFAO S.A. (a)	22,286	886,217
Cie Generale d’Optique Essilor International S.A.	72,301	4,965,100
Eutelsat Communications	82,093	3,127,803
Groupe Danone	238,835	14,268,816
lliad S.A. (a)	13,533	1,408,709
LVMH Moet Hennessy Louis Vuitton S.A. (a)	103,029	15,107,626
Pinault-Printemps-Redoute S.A.	48,085	7,763,438
Schneider Electric S.A.	23,468	2,974,709
Société Générale	95,534	5,517,765
Sodexho	39,493	2,561,666
Technip S.A.	24,156	1,944,383
Veolia Environnement (a)	75,917	1,996,081

		77,542,186

Germany—6.0%
Bayer AG	25,775	1,795,575
Bayerische Motoren Werke AG	60,545	4,243,226
Beiersdorf AG (a)	8,844	538,366
Bilfinger Berger AG (a)	30,714	2,115,866
Continental AG (a)	29,080	2,255,530
Daimler AG	207,832	13,154,526
Deutsche Boerse AG (a)	44,255	2,948,403
Fraport AG Frankfurt Airport Services (a)	324,444	19,698,299
Fresenius SE	127,649	10,193,663
HeidelbergCement AG (a)	39,733	1,913,251
Henkel AG & Co. KGaA (a)	5,772	260,767
MAN AG (a)	107,755	11,725,958
Metro AG (a)	23,099	1,501,420
Siemens AG	25,182	2,657,044

		75,001,894

MSF-1

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—0.5%
Coca-Cola Hellenic Bottling Co. S.A.	226,037	$5,938,693

Hong Kong—4.4%
China Merchants Holdings International Co., Ltd. (a)	2,120,468	7,694,371
China Overseas Land & Investment, Ltd. (a)	3,728,000	7,888,281
China Resources Enterprise, Ltd.	3,419,000	15,530,578
Hang Lung Properties, Ltd.	4,318,000	20,970,900
Wharf Holdings, Ltd. (a)	506,000	3,247,237

		55,331,367

India—5.9%
Adani Enterprises, Ltd.	680,583	10,182,410
Asian Paints, Ltd.	35,105	2,084,480
Axis Bank, Ltd.	259,469	8,831,075
Dabur India, Ltd.	1,549,848	3,697,232
HDFC Bank, Ltd.	123,962	6,864,878
Housing Development Finance Corp.	209,358	3,399,538
ITC, Ltd.	1,196,116	4,726,865
Larsen & Toubro, Ltd.	336,017	15,348,546
Mundra Port & Special Economic Zone, Ltd.	1,309,045	4,873,000
Reliance Capital, Ltd.	169,887	2,949,967
State Bank of India, Ltd.	114,671	8,219,139
United Spirits, Ltd.	70,510	2,467,985

		73,645,115

Indonesia—0.2%
Bank Rakyat Indonesia	577,000	645,462
Indofood CBP Sukses Makmur PT (b) (c)	670,500	405,305
Perusahaan Gas Negara PT	1,994,000	861,922

		1,912,689

Ireland—0.3%
Dragon Oil plc (b)	580,458	4,023,285
Ryanair Holdings plc (b)	33,807	180,002

		4,203,287

Israel—0.4%
Teva Pharmaceutical Industries, Ltd. (ADR)	103,503	5,459,783

Italy—0.3%
Buzzi Unicem S.p.A. (a)	106,377	1,122,197
Saipem S.p.A.	51,438	2,060,124

		3,182,321

Japan—8.2%
Aisin Seiki Co., Ltd.	45,801	1,427,805
Asahi Glass Co., Ltd.	271,000	2,768,418
Canon, Inc.	134,967	6,306,659
Daikin Industries, Ltd.	62,408	2,352,256
Denso Corp.	50,290	1,489,201
Fanuc, Ltd.	48,063	6,091,421
Fukuoka Financial Group, Inc.	111,000	444,665
Honda Motor Co., Ltd. (a)	367,583	13,066,274
Isuzu Motors, Ltd.	739,000	2,857,595
Itochu Corp.	445,057	4,080,934
Komatsu, Ltd.	242,625	5,644,795
Mitsubishi Corp.	246,219	5,839,006

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Electric Corp.	308,607	$2,659,892
Mitsubishi UFJ Lease & Finance Co., Ltd.	27,490	967,933
Nidec Corp.	90,400	8,051,103
Nissan Motor Co., Ltd.	577,800	5,057,151
NTT DoCoMo, Inc.	975	1,627,165
Ricoh Co., Ltd.	63,762	901,212
Shiseido Co., Ltd. (a)	205,800	4,624,803
SMC Corp.	20,900	2,760,804
Softbank Corp.	155,400	5,088,786
Suzuki Motor Corp.	200,695	4,218,549
The Chiba Bank, Ltd.	60,400	352,724
Toyota Motor Corp.	118,870	4,257,539
Unicharm Corp.	224,910	9,056,277

		101,992,967

Luxembourg—0.3%
L’Occitane International S.A. (HKD) (b)	175,091	489,377
SES S.A.	129,160	3,099,190

		3,588,567

Mexico—0.5%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	119,136	6,043,769

Netherlands—4.6%
ASML Holding NV	18,129	542,289
European Aeronautic Defense & Space Co. NV (a)	100,252	2,501,065
Heineken NV	64,026	3,320,197
ING Groep NV	767,861	7,911,301
Koninklijke KPN NV	300,958	4,647,753
Koninklijke Philips Electronics NV	96,372	3,030,612
TNT NV	201,205	5,400,838
Unilever NV (a)	800,055	23,913,655
X5 Retail Group NV (GDR) (b)	148,680	5,948,027

		57,215,737

Norway—0.5%
DnB NOR ASA	164,069	2,231,148
Marine Harvest ASA (a) (b)	4,293,076	3,739,109

		5,970,257

Portugal—0.2%
Galp Energia, SGPS, S.A. (a)	81,306	1,402,165
Jeronimo Martins, SGPS, S.A.	64,209	857,737

		2,259,902

Russia—2.6%
IDGC Holding JSC (b)	7,853,609	1,197,204
Magnit OAO (GDR)	261,505	6,591,626
Mechel (ADR)	58,615	1,459,513
NovaTek OAO (GDR)	16,339	1,404,859
OGK-4 OJSC	4,515,186	398,412
Sberbank of Russian Federation	6,394,387	17,700,571
VTB Bank OJSC (GDR)	687,148	3,964,545

		32,716,730

MSF-2

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—1.5%
CapitaLand, Ltd.	4,336,000	$13,364,116
CapitaMalls Asia, Ltd. (b)	1,887,000	3,102,482
Keppel Land, Ltd.	598,000	1,838,260

		18,304,858

South Africa—2.4%
Aspen Pharmacare Holdings, Ltd.	475,583	6,384,108
Massmart Holdings, Ltd.	80,069	1,690,280
Shoprite Holdings, Ltd.	739,042	10,423,736
Standard Bank Group, Ltd.	482,301	7,642,234
Tiger Brands, Ltd.	119,973	3,243,185

		29,383,543

South Korea—0.8%
Hankook Tire Co., Ltd.	32,100	927,623
Hyundai Motor Co.	64,018	8,590,289

		9,517,912

Spain—0.1%
Amadeus IT Holding S.A. (b)	53,238	976,742

Sweden—1.6%
Atlas Copco AB (Series A) (a)	289,760	5,581,131
Elekta AB	61,238	2,209,089
Hennes & Mauritz AB (Series B)	175,438	6,326,301
Swedish Match AB (a)	22,540	599,031
Volvo AB (Series B) (a)	389,918	5,708,744

		20,424,296

Switzerland—4.9%
ABB, Ltd.	290,023	6,130,839
Credit Suisse Group AG	99,057	4,250,193
Dufry Group	64,642	6,187,018
Flughafen Zuerich AG	5,982	2,177,920
Nestle S.A.	286,183	15,280,458
Nobel Biocare Holding AG	76,865	1,385,755
Novartis AG	137,841	7,957,515
Swatch Group AG (Class B)	10,137	3,827,790
Swiss Reinsurance	73,910	3,242,831
Syngenta AG	13,800	3,438,009
UBS AG	460,503	7,847,038

		61,725,366

Taiwan—1.8%
Hon Hai Precision Industry Co., Ltd.	20,760	78,019
HTC Corp.	966,000	21,911,566

		21,989,585

Ukraine—0.0%
UkrTelecom (GDR)	32,890	123,009

United Kingdom—17.2%
Anglo American plc (b)	142,252	5,667,873
ARM Holdings plc	1,414,199	8,826,643
Barclays plc	2,203,269	10,359,223
BG Group plc	352,015	6,197,595
BHP Billiton plc	416,617	13,319,451

Security Description	Shares	Value

United Kingdom—(Continued)
Burberry Group plc	49,716	$813,263
Cairn Energy plc (b)	390,476	2,788,138
Compass Group plc	1,031,345	8,611,089
Diageo plc	273,731	4,722,928
GlaxoSmithKline plc	379,348	7,493,521
HSBC Holdings plc	575,070	5,831,178
Imperial Tobacco Group plc	386,879	11,560,175
Lloyds Banking Group plc	14,078,980	16,452,242
Lonmin plc	45,749	1,203,328
Petropavlovsk plc	100,839	1,763,950
Randgold Resources, Ltd.	13,950	1,411,697
Reckitt Benckiser Group plc	227,924	12,563,060
Rio Tinto plc	424,971	24,985,719
Rolls-Royce Group plc	712,406	6,771,267
Royal Bank of Scotland Group plc (b)	5,101,354	3,797,739
Royal Dutch Shell plc (Class A)	291,118	8,779,123
SABMiller plc	187,335	6,001,378
Shire plc	30,582	689,524
Tesco plc	532,669	3,554,209
Vodafone Group plc	5,019,679	12,441,874
WM Morrison Supermarkets plc	491,058	2,284,962
WPP plc	649,568	7,202,569
Xstrata plc	957,930	18,418,447

		214,512,165

Total Common Stock (Identified Cost $992,851,398)		1,117,031,108

Exchange Traded Funds—3.0%

United States—3.0%
Market Vectors Gold Miners ETF (a)	663,974	37,136,066

Total Exchange Traded Funds (Identified Cost $32,691,057)		37,136,066

Preferred Stock—0.5%

Germany—0.5%
Henkel AG & Co. KGaA	45,565	2,444,990
Volkswagen AG	33,474	4,036,903

Total Preferred Stock (Identified Cost $5,441,626)		6,481,893

Warrants—0.1%

Australia—0.1%
MAp Group (b)	232,501	654,394

Total Warrants (Identified Cost $556,813)		654,394

MSF-3

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short Term Investments—14.3%

Security Description	Shares/Par Amount	Value

United States—14.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $25,489,007 on 10/01/10, collateralized by $24,215,000 U.S. Treasury Note due 11/30/16 with a value of $26,000,856.	$25,489,000	$25,489,000
State Street Navigator Securities Lending Prime Portfolio (d)	153,318,428	153,318,428

Total Short Term Investments (Identified Cost $178,807,428)		178,807,428

Total Investments—107.5% (Identified Cost $1,210,348,322) (e)		1,340,110,889
Liabilities in excess of other assets		(93,652,817)

Net Assets—100.0%		$1,246,458,072

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $146,722,868 and the collateral received consisted of cash in the amount of $153,318,428. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,210,348,322 and the composition of unrealized appreciation and depreciation of investment securities was $142,220,350 and $(12,457,783), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(AUD)—	Australian Dollar
(HKD)—	Hong Kong Dollar

Ten Largest Industries as of September 30, 2010	% of Net Assets
Commercial Banks	10.4%
Metals & Mining	10.2%
Food Products	6.7%
Automobiles	4.8%
Real Estate Management & Development	4.2%
Transportation Infrastructure	3.5%
Food & Staples Retailing	3.2%
Pharmaceuticals	3.1%
Exchange Traded Funds	3.0%
Beverages	2.9%

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
Czech Koruna (sold)	Credit Suisse	12/16/2010	58,081,000	$2,768,135	$3,210,151	$(442,016)
Czech Koruna (bought)	Credit Suisse	12/16/2010	58,081,000	3,010,295	3,210,151	199,856
Euro (sold)	JPMorgan Chase	12/16/2010	1,905,643	2,275,947	2,590,309	(314,362)
Euro (sold)	Credit Suisse	12/16/2010	9,017,544	10,786,155	12,257,397	(1,471,242)
Euro (sold)	Credit Suisse	12/16/2010	11,998,917	14,457,856	16,309,929	(1,852,073)
Euro (sold)	Credit Suisse	12/15/2010	18,456,626	24,092,467	25,087,981	(995,514)
Euro (bought)	JPMorgan Chase	12/16/2010	1,905,643	2,474,744	2,590,309	115,565
Euro (bought)	Credit Suisse	12/16/2010	2,793,957	3,390,103	3,797,779	407,676
Euro (bought)	Credit Suisse	12/16/2010	7,923,329	9,907,806	10,770,049	862,243
Euro (bought)	Credit Suisse	12/15/2010	9,227,180	12,516,089	12,542,451	26,362
Euro (bought)	Credit Suisse	12/15/2010	9,229,445	12,591,779	12,545,530	(46,249)
Euro (bought)	Credit Suisse	12/16/2010	10,299,176	12,828,324	13,999,498	1,171,174
Japanese Yen (sold)	Deutsche Bank AG London	12/15/2010	939,171,937	11,018,541	11,250,660	(232,119)
Japanese Yen (bought)	Deutsche Bank AG London	12/15/2010	939,171,937	11,127,366	11,250,660	123,294
Japanese Yen (bought)	JPMorgan Chase	12/15/2010	1,043,939,128	12,512,461	12,505,702	(6,759)
Japanese Yen (bought)	JPMorgan Chase	12/15/2010	1,046,757,299	12,496,625	12,539,462	42,837

Net Unrealized Depreciation						$(2,411,327)

MSF-4

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$18,531,059	$—	$18,531,059
Austria	—	12,593,937	—	12,593,937
Belgium	—	1,843,174	—	1,843,174
Bermuda	—	22,676,147	—	22,676,147
Brazil	23,142,992	—	—	23,142,992
Canada	57,268,552	—	—	57,268,552
Cayman Islands	6,898,536	33,097,047	—	39,995,583
China	—	14,193,229	—	14,193,229
Czech Republic	—	5,351,138	—	5,351,138
Denmark	—	18,327,141	—	18,327,141
Finland	—	14,145,416	—	14,145,416
France	—	77,542,186	—	77,542,186
Germany	—	75,001,894	—	75,001,894
Greece	—	5,938,693	—	5,938,693
Hong Kong	—	55,331,367	—	55,331,367
India	—	73,645,115	—	73,645,115
Indonesia	—	1,507,384	405,305	1,912,689
Ireland	—	4,203,287	—	4,203,287
Israel	5,459,783	—	—	5,459,783
Italy	—	3,182,321	—	3,182,321
Japan	—	101,992,967	—	101,992,967
Luxembourg	—	3,588,567	—	3,588,567
Mexico	6,043,769	—	—	6,043,769
Netherlands	—	57,215,737	—	57,215,737
Norway	—	5,970,257	—	5,970,257
Portugal	—	2,259,902	—	2,259,902
Russia	1,459,513	31,257,217	—	32,716,730
Singapore	—	18,304,858	—	18,304,858
South Africa	—	29,383,543	—	29,383,543
South Korea	—	9,517,912	—	9,517,912
Spain	—	976,742	—	976,742
Sweden	—	20,424,296	—	20,424,296
Switzerland	—	61,725,366	—	61,725,366
Taiwan	—	21,989,585	—	21,989,585
Ukraine	—	123,009	—	123,009
United Kingdom	—	214,512,165	—	214,512,165

Total Common Stock	100,273,145	1,016,352,658	405,305	1,117,031,108

Total Exchange Traded Funds*	37,136,066	—	—	37,136,066

Total Preferred Stock*	—	6,481,893	—	6,481,893

Total Warrants*	—	654,394	—	654,394

Total Short Term Investments*	153,318,428	25,489,000	—	178,807,428

Total Investments	$290,727,639	$1,048,977,945	$405,305	$1,340,110,889

*	See Schedule of Investments for additional detailed categorizations.

MSF-5

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS (continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2009	$0
Transfers In (Out) of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	0
Net Purchases (Sales)	405,305

Balance as of September 30, 2010	$405,305

MSF-6

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—71.4% of Net Assets

Security Description	Par Amount	Value

Federal Agencies—38.4%
Federal Home Loan Bank 0.875%, 08/22/12	$5,950,000	$5,992,245
3.625%, 10/18/13	2,770,000	3,001,112
5.250%, 06/18/14 (a)	9,500,000	10,944,484
5.375%, 05/18/16 (a)	2,900,000	3,462,212
5.375%, 05/15/19	2,470,000	2,954,937
6.000%, 04/01/40	4,402,002	4,716,864
Federal Home Loan Mortgage Corp. 3.500%, 05/29/13	7,120,000	7,631,304
4.000%, 06/01/19	1,269,382	1,343,983
4.000%, 05/01/25	6,694,118	6,996,508
4.000%, 06/01/39	5,820,092	5,977,538
4.000%, 12/01/39	4,806,464	4,936,489
4.500%, 09/01/18	1,530,314	1,624,180
4.500%, 10/01/18	2,469,583	2,621,063
4.500%, 04/01/19	3,212,541	3,411,444
4.500%, 06/01/19	1,771,110	1,880,767
4.500%, 08/01/19	523,005	555,387
4.500%, 05/01/29	2,644,945	2,776,733
4.500%, 10/01/35	3,578,147	3,743,275
4.500%, 11/01/35 (b)	1,598,609	1,672,384
4.500%, 03/01/39	4,701,795	4,891,607
4.500%, 04/01/39	5,329,340	5,544,485
4.500%, 09/01/39	4,671,120	4,859,693
4.500%, 11/01/39	4,632,397	4,819,407
4.500%, 01/01/40	2,950,248	3,070,429
4.500%, 05/01/40	4,841,923	5,039,163
4.750%, 03/05/12 (a)	12,000,000	12,735,727
4.750%, 01/19/16 (a)	2,850,000	3,290,611
5.000%, 05/01/18	3,826,366	4,087,066
5.000%, 12/01/18	806,276	861,210
5.000%, 06/01/19	1,484,454	1,587,354
5.000%, 03/01/27	1,291,282	1,363,794
5.000%, 10/01/33	2,295,503	2,431,457
5.000%, 03/01/34	929,059	983,013
5.000%, 08/01/35	5,061,403	5,338,448
5.000%, 09/01/35	2,599,025	2,741,288
5.000%, 10/01/35	1,994,581	2,103,759
5.000%, 01/01/36	4,012,524	4,232,158
5.000%, 04/01/38	3,993,833	4,192,208
5.000%, 11/01/39	6,260,504	6,577,997
5.000%, 05/01/40	10,213,840	10,739,509
5.030%, 08/01/36 (b)	1,155,927	1,221,422
5.125%, 11/17/17 (a)	3,530,000	4,187,655
5.371%, 01/01/37 (b)	5,371,508	5,684,666
5.500%, 11/01/17	471,911	508,153
5.500%, 01/01/24	3,582,654	3,848,109
5.500%, 05/01/29	350,124	374,580
5.500%, 06/01/34	2,522,603	2,698,811
5.500%, 10/01/35	1,962,274	2,092,824
5.500%, 12/01/35	4,071,086	4,341,934
5.500%, 01/01/36	5,002,855	5,335,693
5.500%, 12/01/37	3,882,720	4,125,146
5.500%, 08/01/38	7,241,585	7,673,745
5.625%, 11/23/35	1,040,000	1,124,427
5.653%, 02/01/37 (b)	3,001,715	3,172,993
6.000%, 04/01/16	26,592	28,759
6.000%, 05/01/17	359,813	389,748

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 6.000%, 11/01/28	$50,190	$54,471
6.000%, 12/01/28	33,604	36,470
6.000%, 02/01/29	91,587	100,674
6.000%, 04/01/29	28,476	31,301
6.000%, 05/01/29	5,161	5,673
6.000%, 06/01/31	10,625	11,664
6.000%, 07/01/31	4,645	5,100
6.000%, 08/01/31	77,738	85,340
6.000%, 09/01/31	326,964	358,936
6.000%, 04/01/32	541,450	593,755
6.000%, 11/01/32	206,749	226,721
6.000%, 06/01/34	797,381	868,740
6.000%, 11/01/35	723,183	780,772
6.000%, 02/01/36	1,588,943	1,707,904
6.000%, 08/01/36	1,596,174	1,715,676
6.000%, 10/01/36	2,325,594	2,499,707
6.000%, 11/01/36	1,834,270	1,971,598
6.000%, 01/01/37	3,016,985	3,242,860
6.000%, 02/01/38	2,379,587	2,549,792
6.250%, 07/15/32 (a)	2,600,000	3,490,960
6.500%, 10/01/29	35,196	39,280
6.500%, 02/01/30	21,635	24,146
6.500%, 08/01/31	45,392	50,533
6.500%, 10/01/31	19,296	21,481
6.500%, 11/01/31	101,091	112,541
6.500%, 03/01/32	1,439,469	1,599,881
6.500%, 04/01/32	1,214,487	1,349,827
6.500%, 09/01/36	2,319,910	2,528,636
6.500%, 11/01/37	5,446,345	5,930,356
6.750%, 03/15/31 (a)	965,000	1,350,233
7.000%, 06/01/11	2,577	2,650
7.000%, 12/01/15	7,162	7,715
7.000%, 12/01/27	5,071	5,651
7.000%, 11/01/28	14,854	16,553
7.000%, 04/01/29	13,417	14,942
7.000%, 05/01/29	4,111	4,577
7.000%, 06/01/29	17,156	19,105
7.000%, 07/01/29	7,248	8,072
7.000%, 01/01/31	193,671	215,149
7.000%, 12/01/31	48,874	54,294
7.500%, 03/01/16	34,652	37,419
7.500%, 08/01/24	73,149	82,516
7.500%, 10/01/27	33,450	37,928
7.500%, 10/01/29	47,923	53,444
7.500%, 05/01/30	29,944	33,392
8.000%, 02/01/27	11,154	12,836
8.000%, 10/01/28	19,463	22,371
Federal National Mortgage Association 0.875%, 01/12/12 (a)	10,000,000	10,065,929
1.750%, 08/10/12 (a)	6,000,000	6,141,993
4.000%, 04/01/19	1,264,905	1,339,816
4.000%, 05/01/19	1,992,970	2,110,999
4.000%, 01/01/20	1,207,621	1,274,509
4.000%, 06/01/24	3,492,857	3,652,407
4.000%, 08/01/39	3,894,416	4,007,889
4.000%, 09/01/39	3,985,607	4,101,737
4.000%, 06/01/40	5,033,692	5,180,851
4.125%, 04/15/14 (a)	2,350,000	2,597,305

MSF-7

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 4.375%, 03/15/13 (a)	$4,650,000	$5,060,990
4.500%, 07/01/18	2,388,312	2,536,005
4.500%, 05/01/19	691,833	735,043
4.500%, 08/01/24	3,942,920	4,150,742
4.500%, 06/01/25	4,178,360	4,401,364
4.500%, 08/01/30	2,847,972	2,990,357
4.500%, 08/01/33	1,217,714	1,281,433
4.500%, 10/01/33	2,031,232	2,137,519
4.500%, 04/01/34	1,633,727	1,716,985
4.500%, 01/01/39	4,175,722	4,348,000
4.500%, 07/01/39	6,757,324	7,042,426
4.500%, 09/01/39	13,049,864	13,600,458
4.500%, 10/01/39	4,448,669	4,636,365
4.500%, 05/01/40	4,736,043	4,937,438
5.000%, 06/01/18	613,281	655,097
5.000%, 01/01/19	945,330	1,011,072
5.000%, 02/01/20	1,473,097	1,572,101
5.000%, 01/01/22	2,356,239	2,504,143
5.000%, 02/01/24	1,315,015	1,408,198
5.000%, 09/01/25	1,343,285	1,429,844
5.000%, 07/01/33	1,277,632	1,355,375
5.000%, 08/01/33	1,963,475	2,082,951
5.000%, 09/01/33	1,664,566	1,765,854
5.000%, 10/01/33	6,912,928	7,333,573
5.000%, 03/01/34	1,850,740	1,963,356
5.000%, 04/01/34	4,121,624	4,368,034
5.000%, 05/01/34	1,286,849	1,362,487
5.000%, 09/01/34	2,431,563	2,574,484
5.000%, 02/01/35	3,011,566	3,188,578
5.000%, 04/01/35	1,672,735	1,766,990
5.000%, 05/01/35	848,877	896,710
5.000%, 11/01/35	1,565,918	1,654,154
5.000%, 03/01/36	5,521,223	5,832,334
5.125%, 04/15/11	7,200,000	7,391,534
5.296%, 11/01/36 (b)	854,638	911,771
5.375%, 06/12/17	4,250,000	5,096,748
5.409%, 03/01/36 (b)	1,865,826	1,994,546
5.500%, 03/15/11	950,000	972,833
5.500%, 11/01/17	706,244	762,286
5.500%, 02/01/18	267,206	288,694
5.500%, 04/01/18	1,553,489	1,678,420
5.500%, 07/01/23	780,752	838,777
5.500%, 01/01/24	425,168	456,766
5.500%, 07/01/24	1,273,060	1,366,129
5.500%, 10/01/32	425,090	456,218
5.500%, 02/01/33	1,092,830	1,172,682
5.500%, 03/01/33	2,535,788	2,721,076
5.500%, 05/01/33	4,323,470	4,639,384
5.500%, 08/01/33	3,658,201	3,925,504
5.500%, 10/01/33	511,784	549,180
5.500%, 12/01/33	3,564,251	3,824,689
5.500%, 02/01/34	2,019,242	2,164,097
5.500%, 03/01/34	1,090,879	1,169,136
5.500%, 04/01/34	827,343	886,695
5.500%, 05/01/34	1,326,725	1,421,901
5.500%, 09/01/34	1,549,026	1,660,150
5.500%, 12/01/34	4,229,076	4,532,460
5.500%, 01/01/35	1,199,590	1,285,646

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.500%, 02/01/35	$2,642,163	$2,831,705
5.500%, 04/01/35	1,508,675	1,611,855
5.500%, 06/01/35	5,277,496	5,638,427
5.500%, 06/13/35 (b)	1,108,284	1,185,204
5.500%, 01/01/37	4,207,686	4,469,740
5.500%, 05/01/37	2,463,038	2,616,435
5.500%, 05/01/38	2,334,266	2,479,222
5.500%, 06/01/38	2,951,978	3,135,293
5.500%, 07/01/38	2,822,782	2,998,074
6.000%, 09/01/13	232,700	250,793
6.000%, 10/01/13	157,591	169,843
6.000%, 03/01/14	44,956	48,474
6.000%, 06/01/14	5,887	6,348
6.000%, 07/01/14	39,672	42,778
6.000%, 09/01/14	15,574	16,793
6.000%, 09/01/17	600,625	650,114
6.000%, 08/01/28	14,936	16,466
6.000%, 11/01/28	5,747	6,336
6.000%, 12/01/28	6,140	6,769
6.000%, 06/01/31	84,959	93,420
6.000%, 09/01/32	555,278	609,929
6.000%, 01/01/33	230,730	253,439
6.000%, 02/01/33	478,765	524,948
6.000%, 03/01/33	287,318	315,034
6.000%, 04/01/33	657,997	721,470
6.000%, 05/01/33	1,190,105	1,304,907
6.000%, 05/01/34	1,711,725	1,867,207
6.000%, 09/01/34	1,002,353	1,093,400
6.000%, 11/01/34	2,454,501	2,677,451
6.000%, 01/01/35	783,198	846,612
6.000%, 07/01/36	1,449,205	1,559,649
6.000%, 09/01/36	1,863,207	2,005,203
6.000%, 07/01/37	1,992,167	2,138,924
6.000%, 08/01/37	3,209,382	3,445,807
6.000%, 09/01/37	6,780,429	7,279,922
6.000%, 10/01/37	4,100,739	4,402,827
6.500%, 01/01/13	3,725	4,046
6.500%, 04/01/13	449	487
6.500%, 06/01/13	21,078	22,894
6.500%, 07/01/13	160	174
6.500%, 06/01/14	9,216	9,974
6.500%, 04/01/17	1,579,500	1,719,205
6.500%, 05/01/28	230,258	257,775
6.500%, 12/01/28	703,557	787,635
6.500%, 03/01/29	20,819	23,281
6.500%, 04/01/29	92,596	103,546
6.500%, 05/01/29	13,935	15,583
6.500%, 08/01/29	2,413	2,698
6.500%, 05/01/30	107,850	120,604
6.500%, 09/01/31	38,840	43,385
6.500%, 02/01/32	8,701	9,759
6.500%, 06/01/32	155,240	173,205
6.500%, 09/01/33	164,010	182,735
6.500%, 10/01/33	308,604	343,837
6.500%, 10/01/34	1,271,954	1,417,173
6.500%, 10/01/37	2,447,808	2,669,480
6.625%, 11/15/30 (a)	2,450,000	3,374,074
7.000%, 04/01/12	4,282	4,402

MSF-8

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
7.000%, 02/01/14	$3,986	$4,099
7.000%, 10/01/21	57,845	65,381
7.000%, 06/01/26	1,423	1,594
7.000%, 06/01/28	58,724	66,238
7.000%, 10/01/29	37,765	42,480
7.000%, 12/01/29	4,502	5,064
7.000%, 01/01/32	270,245	302,791
7.000%, 04/01/32	59,365	66,446
7.000%, 06/01/32	211,199	236,389
7.000%, 10/01/37	1,415,490	1,572,524
7.500%, 08/01/15	12,560	13,623
7.500%, 09/01/25	14,602	16,585
7.500%, 06/01/26	16,022	17,818
7.500%, 09/01/27	2,414	2,687
7.500%, 11/01/27	488	544
7.500%, 08/01/28	720	820
7.500%, 07/01/29	37,470	42,684
7.500%, 10/01/29	18,322	20,421
8.000%, 10/01/26	1,603	1,854
8.000%, 11/01/29	554	642
8.000%, 05/01/30	36,143	40,539
8.000%, 11/01/30	9,719	10,901
8.000%, 01/01/31	12,634	14,171
8.000%, 02/01/31	19,444	21,809
Government National Mortgage Association
4.000%, 07/15/39	2,962,040	3,068,629
4.500%, 01/15/39	3,488,039	3,676,488
4.500%, 04/15/39	2,705,192	2,851,346
4.500%, 05/15/39	2,637,527	2,780,025
4.500%, 08/15/39	3,793,426	3,998,374
4.500%, 01/15/40	4,810,433	5,073,522
4.500%, 04/15/40	4,889,722	5,157,146
4.500%, 08/20/40	5,690,153	6,008,507
5.000%, 10/15/20	1,535,728	1,640,989
5.000%, 01/15/21	1,229,364	1,313,627
5.000%, 12/15/35	1,682,873	1,795,550
5.000%, 12/15/36	1,914,964	2,041,598
5.000%, 02/15/39	3,833,034	4,083,084
5.000%, 08/15/39	8,378,749	8,925,343
5.000%, 09/15/39	2,483,120	2,645,108
5.000%, 12/15/39	3,567,103	3,799,806
5.000%, 05/15/40	4,670,197	4,981,988
5.000%, 08/20/40	2,795,009	2,987,251
5.500%, 03/15/36	1,838,425	1,979,390
5.500%, 01/15/37	2,852,308	3,067,197
5.500%, 11/15/37	3,053,060	3,283,074
5.500%, 09/15/38	2,638,102	2,835,533
5.500%, 08/15/39	8,541,374	9,185,207
6.000%, 01/15/29	24,278	26,561
6.000%, 01/15/33	758,367	832,758
6.000%, 03/15/35	917,808	1,000,040
6.000%, 12/15/35	967,569	1,054,260
6.000%, 06/15/36	1,509,096	1,640,643
6.000%, 09/15/36	1,829,705	1,989,199
6.000%, 07/15/38	1,562,281	1,695,047
6.500%, 05/15/23	6,747	7,490
6.500%, 02/15/27	104,697	116,245
6.500%, 07/15/28	20,191	22,854

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
6.500%, 08/15/28	$38,550	$43,635
6.500%, 11/15/28	25,748	29,145
6.500%, 12/15/28	13,084	14,809
6.500%, 07/15/29	9,248	10,423
6.500%, 06/20/31	76,772	86,081
6.500%, 07/15/32	60,856	67,777
6.500%, 05/15/36	720,631	794,106
7.000%, 01/15/28	5,830	6,600
7.000%, 04/15/28	4,056	4,592
7.000%, 05/15/28	32,361	36,637
7.000%, 06/15/28	15,964	18,074
7.000%, 10/15/28	14,323	16,215
7.000%, 06/15/29	6,506	7,361
7.000%, 09/15/29	27,893	31,560
7.000%, 01/15/31	1,565	1,771
7.000%, 03/15/31	33,363	37,762
7.000%, 07/15/31	1,181,950	1,337,823
7.000%, 08/15/31	177,674	201,106
7.000%, 02/15/32	118,394	134,297
7.000%, 07/15/32	80,484	91,295
7.500%, 02/20/28	8,061	9,188
7.500%, 08/15/29	27,264	30,822
7.500%, 04/15/30	9,782	11,211
8.000%, 09/15/16	1,211	1,224
8.000%, 08/15/26	5,379	6,325
8.000%, 09/15/26	6,984	8,212
8.000%, 05/15/27	5,160	6,079
8.000%, 06/15/29	53,656	63,422
9.000%, 11/15/24	32,263	37,014

		617,340,135

Government Agency—0.1%
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,127,233

U.S. Treasury—32.9%
U.S. Treasury Bonds 3.500%, 02/15/39 (a)	2,080,000	2,012,795
3.875%, 08/15/40	7,340,000	7,588,900
4.375%, 11/15/39 (a)	3,900,000	4,375,917
4.375%, 05/15/40	5,220,000	5,862,582
4.500%, 02/15/36 (a)	5,675,000	6,526,533
4.500%, 05/15/38	4,950,000	5,693,886
5.000%, 05/15/37	2,760,000	3,428,224
5.250%, 11/15/28 (a)	2,700,000	3,412,611
5.250%, 02/15/29 (a)	750,000	948,053
5.375%, 02/15/31 (a)	12,075,000	15,547,891
5.500%, 08/15/28 (a)	2,420,000	3,140,845
6.250%, 08/15/23 (a)	7,700,000	10,430,728
6.375%, 08/15/27 (a)	2,800,000	3,957,940
6.500%, 11/15/26	1,000,000	1,425,040
7.125%, 02/15/23 (a)	6,100,000	8,798,518
7.250%, 08/15/22 (a)	6,120,000	8,875,102
7.875%, 02/15/21 (a)	4,450,000	6,595,924
8.000%, 11/15/21	2,920,000	4,405,900
8.125%, 08/15/19 (a)	2,645,000	3,869,106
8.125%, 08/15/21 (a)	1,250,000	1,894,488
8.500%, 02/15/20	6,700,000	10,114,990

MSF-9

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

U. S. Treasury—(Continued)
U. S. Treasury Bonds
8.750%, 08/15/20	$1,000,000	$1,545,680
8.875%, 02/15/19 (a)	10,215,000	15,443,548
9.125%, 05/15/18 (a)	1,600,000	2,413,632
9.250%, 02/15/16	1,375,000	1,936,151
U. S. Treasury Notes
0.750%, 11/30/11 (a)	6,000,000	6,029,760
0.750%, 09/15/13	16,000,000	16,055,000
1.000%, 03/31/12	8,000,000	8,078,800
1.375%, 03/15/12 (a)	28,800,000	29,244,672
1.375%, 05/15/12 (a)	11,950,000	12,144,665
1.375%, 11/15/12	6,000,000	6,115,860
1.375%, 02/15/13	9,000,000	9,180,990
1.375%, 05/15/13	10,000,000	10,208,401
1.500%, 07/15/12 (a)	12,860,000	13,121,185
2.000%, 11/30/13 (a)	6,000,000	6,244,680
2.125%, 05/31/15	12,000,000	12,511,559
2.375%, 08/31/14 (a)	9,950,000	10,499,339
2.375%, 10/31/14 (a)	21,000,000	22,167,391
2.375%, 02/28/15 (a)	15,000,000	15,823,499
2.375%, 03/31/16	20,560,000	21,562,711
2.500%, 04/30/15	5,980,000	6,340,116
2.625%, 06/30/14 (a)	12,000,000	12,777,360
2.625%, 02/29/16	2,510,000	2,668,105
2.875%, 01/31/13 (a)	6,000,000	6,339,480
3.000%, 08/31/16	8,350,000	9,011,403
3.125%, 05/15/19 (a)	3,000,000	3,188,370
3.250%, 05/31/16	8,230,000	9,012,673
3.375%, 11/30/12 (a)	7,010,000	7,456,817
3.375%, 06/30/13 (a)	4,650,000	5,007,120
3.500%, 05/31/13 (a)	9,170,000	9,894,980
3.500%, 02/15/18 (a)	4,000,000	4,417,880
3.875%, 05/15/18	4,700,000	5,306,817
4.000%, 11/15/12 (a)	7,250,000	7,803,537
4.000%, 02/15/14 (a)	600,000	664,980
4.000%, 08/15/18	9,620,000	10,940,344
4.250%, 09/30/12 (a)	5,000,000	5,381,900
4.250%, 08/15/13 (a)	14,980,000	16,544,511
4.250%, 08/15/14 (a)	4,430,000	4,996,287
4.250%, 08/15/15	2,300,000	2,629,360
4.250%, 11/15/17 (a)	4,700,000	5,438,135
4.375%, 08/15/12 (a)	5,000,000	5,375,550
4.500%, 11/30/11	10,180,000	10,674,239
4.500%, 11/15/15 (a)	8,950,000	10,391,308
4.500%, 02/15/16 (a)	4,520,000	5,245,731
4.750%, 08/15/17	9,850,000	11,696,482
4.875%, 02/15/12 (a)	4,500,000	4,781,566
5.000%, 02/15/11	1,000,000	1,017,790
5.125%, 05/15/16 (a)	4,830,000	5,784,746

		530,021,083

Total U.S. Government & Treasury Obligations
(Identified Cost $1,077,031,316)		1,148,488,451

Corporate Bonds & Notes—21.1%
Security Description	Par Amount	Value

Aerospace & Defense—0.4%
Lockheed Martin Corp. 4.121%, 03/14/13	$2,800,000	$2,999,163
Northrop Grumman Systems Corp. 7.750%, 03/01/16	840,000	1,063,098
7.750%, 02/15/31 (a)	515,000	703,737
The Boeing Co. 7.250%, 06/15/25 (a)	460,000	603,089
United Technologies Corp. 4.875%, 05/01/15	900,000	1,022,099
7.500%, 09/15/29	200,000	270,112

		6,661,298

Air Freight & Logistics—0.1%
United Parcel Service, Inc. 5.125%, 04/01/19 (a)	760,000	894,861

Beverages—0.3%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15	1,950,000	2,167,232
6.450%, 09/01/37 (a)	880,000	1,047,271
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	380,086
Pepsi Bottling Group, Inc. 7.000%, 03/01/29 (a)	300,000	391,507
PepsiCo., Inc. 5.000%, 06/01/18 (a)	1,000,000	1,145,771

		5,131,867

Biotechnology—0.1%
Amgen, Inc. 5.700%, 02/01/19	850,000	1,011,316

Building Products—0.1%
CRH America, Inc. 6.000%, 09/30/16	900,000	1,006,360

Capital Markets—2.1%
BlackRock, Inc. 3.500%, 12/10/14	1,500,000	1,594,409
Credit Suisse USA, Inc. 5.375%, 03/02/16 (a)	1,550,000	1,759,439
7.125%, 07/15/32	800,000	1,019,209
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	3,170,766
6.500%, 07/15/18 (a)	200,000	216,887
Morgan Stanley 2.000%, 09/22/11 (a)	4,000,000	4,063,556
4.750%, 04/01/14 (a)	1,515,000	1,570,340
5.625%, 09/23/19 (a)	1,900,000	1,975,575
7.250%, 04/01/32 (a)	1,850,000	2,130,186
State Street Bank & Trust Co. 5.300%, 01/15/16	300,000	343,293
The Bank of New York Mellon Corp. 5.450%, 05/15/19	2,000,000	2,317,413
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	1,018,556
The Goldman Sachs Group, Inc. 3.250%, 06/15/12 (a)	4,760,000	4,979,875

MSF-10

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Goldman Sachs Group, Inc.
5.700%, 09/01/12	$1,000,000	$1,080,475
6.000%, 06/15/20	2,000,000	2,197,647
6.125%, 02/15/33 (a)	2,075,000	2,238,289
6.250%, 09/01/17 (a)	760,000	851,788
6.450%, 05/01/36 (a)	2,000,000	2,015,330

		34,543,033

Chemicals—0.3%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (a)	1,000,000	1,104,456
6.000%, 07/15/18	1,000,000	1,205,570
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	970,000	1,019,460
Praxair, Inc. 4.375%, 03/31/14	810,000	888,205
6.375%, 04/01/12	80,000	86,602

		4,304,293

Commercial Banks—2.0%
American Express Bank FSB 5.500%, 04/16/13	2,700,000	2,944,226
American Express Centurion Bank 5.550%, 10/17/12	300,000	323,563
Barclays Bank plc 5.200%, 07/10/14	900,000	994,537
Credit Suisse 5.000%, 05/15/13	1,300,000	1,411,621
Deutsche Bank AG 3.875%, 08/18/14 (a)	620,000	658,908
6.000%, 09/01/17 (a)	1,500,000	1,731,753
HSBC Holdings plc 5.250%, 12/12/12 (a)	2,050,000	2,184,337
6.500%, 09/15/37	905,000	1,019,205
JPMorgan Chase Bank, N.A. 6.000%, 10/01/17	2,700,000	3,058,938
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13 (a)	3,000,000	3,212,587
4.875%, 01/17/17	2,900,000	3,392,607
PNC Bank, N.A. 4.875%, 09/21/17	1,000,000	1,051,662
5.250%, 01/15/17 (a)	1,600,000	1,713,091
Royal Bank of Scotland NV 7.750%, 05/15/23	230,000	253,060
U.S. Bancorp 4.200%, 05/15/14 (a)	1,900,000	2,057,147
Wachovia Corp. 5.750%, 06/15/17 (a)	700,000	792,572
Wells Fargo & Co. 4.950%, 10/16/13 (a)	1,450,000	1,580,518
5.000%, 11/15/14	2,000,000	2,171,804
5.125%, 09/01/12 (a)	500,000	532,369
Wells Fargo Bank, N.A. 4.750%, 02/09/15 (a)	1,565,000	1,697,344

		32,781,849

Security Description	Par Amount	Value

Commercial Services & Supplies—0.2%
Waste Management, Inc. 6.100%, 03/15/18 (a)	$2,000,000	$2,321,830
7.000%, 07/15/28	1,265,000	1,512,532

		3,834,362

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 01/15/40 (a)	2,000,000	2,199,276
Motorola, Inc. 6.500%, 11/15/28 (a)	86,000	91,312
7.625%, 11/15/10	135,000	136,079

		2,426,667

Computers & Peripherals—0.3%
Hewlett-Packard Co. 5.500%, 03/01/18 (a)	1,950,000	2,297,805
International Business Machines Corp. 4.750%, 11/29/12 (a)	1,000,000	1,083,825
7.500%, 06/15/13	1,000,000	1,170,397
8.375%, 11/01/19	425,000	594,384

		5,146,411

Consumer Finance—0.1%
SLM Corp. 5.125%, 08/27/12	2,175,000	2,164,125

Diversified Financial Services—4.6%
Anadarko Finance Co. 7.500%, 05/01/31	1,800,000	1,908,000
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,631,024
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,892,090
Bank of America Corp. 3.125%, 06/15/12 (a)	3,900,000	4,072,011
4.750%, 08/15/13 (a)	1,000,000	1,067,967
5.125%, 11/15/14 (a)	1,000,000	1,084,647
5.420%, 03/15/17 (a)	900,000	932,264
5.750%, 08/15/16 (a)	2,850,000	3,030,054
7.400%, 01/15/11 (a)	300,000	305,468
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13 (a)	1,900,000	2,069,309
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14 (a)	1,500,000	1,686,941
Citigroup, Inc. 2.125%, 04/30/12 (b)	2,940,000	3,015,549
5.500%, 08/27/12 (a)	840,000	895,860
5.850%, 08/02/16 (a)	500,000	544,186
6.125%, 05/15/18 (a)	2,900,000	3,158,543
7.250%, 10/01/10	250,000	250,000
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	530,253
8.750%, 06/15/30 (b)	1,000,000	1,389,692
Diageo Finance BV 5.300%, 10/28/15	870,000	993,021

MSF-11

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
European Investment Bank 4.625%, 03/21/12	$3,620,000	$3,836,446
4.875%, 02/15/36	1,800,000	2,014,882
5.125%, 05/30/17 (a)	1,750,000	2,076,325
General Electric Capital Corp. 3.000%, 12/09/11 (a)	5,000,000	5,153,645
5.400%, 02/15/17 (a)	2,000,000	2,207,126
5.450%, 01/15/13 (a)	1,800,000	1,955,497
5.875%, 01/14/38	2,050,000	2,074,047
6.000%, 06/15/12 (a)	1,000,000	1,077,625
6.750%, 03/15/32 (a)	1,250,000	1,388,375
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	126,319
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	875,000	962,191
HSBC Finance Corp. 5.500%, 01/19/16	900,000	1,008,085
JPMorgan Chase & Co. 2.125%, 12/26/12 (a) (b)	1,950,000	2,016,551
4.750%, 05/01/13 (a)	1,500,000	1,623,435
5.125%, 09/15/14 (a)	850,000	934,228
6.300%, 04/23/19 (a)	1,900,000	2,203,965
6.750%, 02/01/11 (a)	250,000	254,984
Mellon Funding Corp. 6.400%, 05/14/11 (a)	250,000	258,615
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32 (a)	300,000	403,515
Novartis Capital Corp. 4.400%, 04/24/20	900,000	992,421
Petrobras International Finance Co. 6.125%, 10/06/16 (a)	600,000	667,152
Shell International Finance BV 4.000%, 03/21/14 (a)	1,900,000	2,052,795
4.300%, 09/22/19 (a)	1,000,000	1,087,021
UBS Preferred Funding Trust V 6.243%, 05/29/49 (b)	1,000,000	950,000
Unilever Capital Corp. 7.125%, 11/01/10	300,000	301,460
Verizon Global Funding Corp. 7.750%, 12/01/30 (a)	2,390,000	3,078,791

		74,162,375

Diversified Telecommunication Services—0.6%
AT&T, Inc. 5.800%, 02/15/19 (a)	2,700,000	3,208,011
5.875%, 02/01/12 (a)	1,400,000	1,490,578
6.300%, 01/15/38	1,300,000	1,458,233
British Telecommunications plc 9.875%, 12/15/30 (a) (b)	1,000,000	1,378,134
Telefonica Emisiones SAU 6.221%, 07/03/17	1,400,000	1,625,702
Verizon New York, Inc. 7.375%, 04/01/32	500,000	600,361

		9,761,019

Security Description	Par Amount	Value

Electric Utilities—1.4%
Duke Energy Carolinas, LLC 5.300%, 02/15/40	$2,000,000	$2,177,084
6.250%, 01/15/12 (a)	500,000	533,337
Exelon Corp. 4.900%, 06/15/15 (a)	1,060,000	1,160,925
5.625%, 06/15/35	1,500,000	1,507,202
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,013,757
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,638,988
MidAmerican Energy Holdings Co. 5.875%, 10/01/12	2,690,000	2,930,627
Oncor Electric Delivery Co., LLC 7.000%, 05/01/32 (a)	950,000	1,143,914
Pacific Gas & Electric Co. 4.800%, 03/01/14	1,125,000	1,239,120
6.050%, 03/01/34	2,195,000	2,465,656
Progress Energy, Inc. 5.625%, 01/15/16 (a)	1,900,000	2,165,297
PSEG Power, LLC 8.625%, 04/15/31	1,000,000	1,391,291
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,703,582

		22,070,780

Electronic Equipment, Instruments & Components—0.1%
Koninklijke Philips Electronics NV 5.750%, 03/11/18 (a)	900,000	1,049,780

Energy Equipment & Services—0.2%
Halliburton Co. 5.500%, 10/15/10 (a)	2,700,000	2,703,456

Food & Staples Retailing—0.5%
CVS Caremark Corp. 4.875%, 09/15/14	1,800,000	2,000,989
Safeway, Inc. 7.250%, 02/01/31	813,000	1,004,324
The Kroger Co. 5.500%, 02/01/13 (a)	950,000	1,037,009
Wal-Mart Stores, Inc. 4.550%, 05/01/13 (a)	2,075,000	2,271,279
5.250%, 09/01/35	935,000	997,397
Walgreen Co. 5.250%, 01/15/19	900,000	1,046,313

		8,357,311

Food Products—0.4%
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	1,144,039
General Mills, Inc. 6.000%, 02/15/12 (a)	1,000,000	1,066,852
Kraft Foods, Inc. 5.375%, 02/10/20	2,800,000	3,123,914
6.250%, 06/01/12 (a)	900,000	976,668

		6,311,473

MSF-12

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	$220,000	$257,916
Sempra Energy 6.150%, 06/15/18	900,000	1,058,622

		1,316,538

Health Care Equipment & Supplies—0.3%
Baxter International, Inc. 4.625%, 03/15/15	2,700,000	3,015,425
5.375%, 06/01/18 (a)	1,400,000	1,629,509

		4,644,934

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.850%, 01/15/36	1,800,000	1,888,307

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. 5.350%, 03/01/18	885,000	1,037,253

Household Products—0.2%
Kimberly-Clark Corp. 6.125%, 08/01/17 (a)	500,000	604,526
The Procter & Gamble Co. 4.950%, 08/15/14 (a)	2,000,000	2,272,403
6.450%, 01/15/26	200,000	253,292

		3,130,221

Industrial Conglomerates—0.3%
General Electric Co. 5.000%, 02/01/13 (a)	930,000	1,010,600
Honeywell International, Inc. 5.000%, 02/15/19 (a)	2,000,000	2,310,498
Tyco International, Ltd. 6.875%, 01/15/21	1,275,000	1,585,528

		4,906,626

Insurance—0.6%
ACE INA Holdings, Inc. 5.875%, 06/15/14	850,000	962,839
AXA S.A. 8.600%, 12/15/30 (a)	1,165,000	1,318,400
Chubb Corp. 6.000%, 11/15/11 (a)	350,000	369,769
6.000%, 05/11/37	865,000	986,140
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	715,590
Principal Life Income Funding Trusts 5.300%, 04/24/13	900,000	979,978
Prudential Financial, Inc. 5.700%, 12/14/36 (a)	1,525,000	1,558,760
The Allstate Corp. 6.900%, 05/15/38 (a)	150,000	182,383
7.450%, 05/16/19 (a)	1,700,000	2,114,626

		9,188,485

Security Description	Par Amount	Value

Machinery—0.2%
Caterpillar, Inc. 7.900%, 12/15/18 (a)	$1,757,000	$2,331,055
Deere & Co. 6.950%, 04/25/14 (a)	850,000	1,007,706

		3,338,761

Media—1.0%
CBS Corp. 8.875%, 05/15/19	750,000	965,632
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13 (a)	620,000	720,898
Comcast Corp. 5.300%, 01/15/14 (a)	1,445,000	1,611,692
5.650%, 06/15/35 (a)	1,500,000	1,522,284
COX Communications, Inc. 7.750%, 11/01/10	250,000	251,212
News America, Inc. 6.550%, 03/15/33 (a)	1,950,000	2,174,796
The Walt Disney Co. 6.375%, 03/01/12 (a)	200,000	216,095
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	969,144
Time Warner Cable, Inc. 5.000%, 02/01/20	2,900,000	3,108,040
5.850%, 05/01/17 (a)	100,000	113,282
6.550%, 05/01/37	100,000	111,733
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23 (a)	380,000	501,263
Time Warner, Inc. 6.100%, 07/15/40	925,000	993,214
7.700%, 05/01/32 (a)	685,000	850,070
Turner Broadcasting System, Inc. 8.375%, 07/01/13 (a)	660,000	773,157
Viacom, Inc. 6.250%, 04/30/16	770,000	899,444

		15,781,956

Metals & Mining—0.4%
Alcoa, Inc. 5.375%, 01/15/13 (a)	1,000,000	1,065,000
5.720%, 02/23/19 (a)	523,000	528,230
5.870%, 02/23/22 (a)	101,000	99,485
ArcelorMittal 7.000%, 10/15/39 (a)	2,000,000	2,032,889
Rio Tinto Alcan, Inc. 5.000%, 06/01/15 (a)	1,050,000	1,153,772
Teck Resources, Ltd. 9.750%, 05/15/14	290,000	356,700
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,255,309

		6,491,385

Multi-Utilities—0.1%
Dominion Resources, Inc. 5.150%, 07/15/15 (a)	1,600,000	1,811,097

MSF-13

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Multiline Retail—0.1%
Target Corp. 6.350%, 11/01/32 (a)	$1,000,000	$1,180,979

Oil, Gas & Consumable Fuels—0.8%
ConocoPhillips Holding Co. 6.950%, 04/15/29 (a)	700,000	894,655
Devon Energy Corp. 6.300%, 01/15/19	850,000	1,028,901
Enterprise Products Operating, LLC 5.000%, 03/01/15	2,000,000	2,196,457
6.300%, 09/15/17	1,900,000	2,204,539
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	2,000,000	2,191,001
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,358,745
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	2,022,140

		12,896,438

Paper & Forest Products—0.1%
International Paper Co. 7.950%, 06/15/18	820,000	992,428

Pharmaceuticals—0.6%
Abbott Laboratories 5.125%, 04/01/19 (a)	1,350,000	1,550,964
AstraZeneca plc 5.400%, 06/01/14	639,000	726,856
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	2,308,783
Eli Lilly & Co. 4.200%, 03/06/14	900,000	981,606
Johnson & Johnson 5.950%, 08/15/37	910,000	1,116,406
6.950%, 09/01/29	250,000	329,802
Merck & Co., Inc. 5.950%, 12/01/28 (a)	300,000	356,134
6.550%, 09/15/37	1,000,000	1,292,391
Wyeth 5.500%, 02/01/14	1,000,000	1,133,779

		9,796,721

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	996,029
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	189,000	195,950
ERP Operating, L.P. 5.750%, 06/15/17 (a)	900,000	1,010,476
Kimco Realty Corp. 6.875%, 10/01/19 (a)	550,000	634,012
Regency Centers, L.P. 5.250%, 08/01/15	850,000	908,584
Simon Property Group, L.P. 5.250%, 12/01/16 (a)	2,000,000	2,236,113

		5,981,164

Security Description	Par Amount	Value

Road & Rail—0.4%
Burlington Northern Santa Fe, LLC 5.900%, 07/01/12 (a)	$1,000,000	$1,080,987
7.000%, 02/01/14	1,850,000	2,164,461
CSX Corp. 6.750%, 03/15/11	200,000	205,037
7.900%, 05/01/17	500,000	631,098
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	159,240
7.250%, 02/15/31 (a)	156,000	197,293
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,434,083

		5,872,199

Software—0.2%
Microsoft Corp. 2.950%, 06/01/14	1,400,000	1,488,694
Oracle Corp. 5.250%, 01/15/16 (a)	2,000,000	2,315,997

		3,804,691

Specialty Retail—0.1%
Home Depot, Inc. 5.400%, 03/01/16	900,000	1,020,252
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,224,063

		2,244,315

Tobacco—0.1%
Altria Group, Inc. 9.700%, 11/10/18	750,000	1,008,325
Philip Morris International, Inc. 6.875%, 03/17/14	755,000	887,754

		1,896,079

Wireless Telecommunication Services—0.3%
AT&T Mobility, LLC 7.125%, 12/15/31 (a)	100,000	123,239
Cellco Partnership 5.550%, 02/01/14 (a)	850,000	960,636
8.500%, 11/15/18	750,000	1,018,298
New Cingular Wireless Services, Inc. 8.125%, 05/01/12 (a)	500,000	556,003
Vodafone Group plc 6.150%, 02/27/37 (a)	2,170,000	2,537,679

		5,195,855

Yankee—0.7%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	392,706
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,778,372
EnCana Corp. 4.750%, 10/15/13	2,000,000	2,177,391
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,721,791
8.400%, 01/15/22	1,000,000	1,457,414

MSF-14

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Yankee—(Continued)
Inter-American Development Bank 6.800%, 10/15/25	$500,000	$694,397
7.000%, 06/15/25	200,000	272,977
International Bank for Reconstruction & Development 2.375%, 05/26/15	1,420,000	1,489,269
8.875%, 03/01/26	535,000	844,801
Statoil ASA 6.700%, 01/15/18	300,000	369,126

		11,198,244

Total Corporate Bonds & Notes (Identified Cost $315,533,555)		338,917,312

Mortgage-Backed Securities—3.0%

Commercial Mortgage-Backed Securities—3.0%
Banc of America Commercial Mortgage, Inc. 5.414%, 09/10/47	2,752,000	2,925,948
Bear Stearns Commercial Mortgage Securities 5.540%, 09/11/41	3,000,000	3,312,253
5.610%, 11/15/33	500,000	514,230
Citigroup Commercial Mortgage Trust 5.728%, 03/15/49 (b)	3,800,000	4,214,171
4.733%, 10/15/41	1,000,000	1,062,052
5.431%, 10/15/49	3,500,000	3,809,591
5.546%, 04/15/40 (b)	1,000,000	1,090,150
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.396%, 07/15/44 (b)	2,000,000	2,209,015
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38	500,000	522,981
4.691%, 10/15/39	500,000	535,207
5.100%, 08/15/15 (b)	3,000,000	3,276,996
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	3,500,000	3,694,734
GMAC Commercial Mortgage Securities, Inc. 4.697%, 05/10/43 (b)	1,500,000	1,590,585
Greenwich Capital Commercial Funding Corp. 5.317%, 06/10/36 (b)	1,000,000	1,096,501
JPMorgan Chase Commercial Mortgage Securities Corp. 3.972%, 05/12/35	1,256,093	1,289,142
4.275%, 01/12/37	388,480	399,987
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	518,682	533,683
4.367%, 03/15/36	3,000,000	3,146,609
5.156%, 02/15/31	2,500,000	2,719,634
6.462%, 03/15/31	494,121	520,600
Merrill Lynch Mortgage Trust 4.855%, 10/12/41 (b)	500,000	533,485
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	1,091,875
5.650%, 06/11/42 (b)	2,000,000	2,233,255
6.077%, 06/11/49 (b)	1,430,000	1,529,649

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	$3,000,000	$3,275,427
6.287%, 04/15/34	1,445,000	1,524,826

Total Mortgage-Backed Securities (Identified Cost $44,490,863)		48,652,586

Foreign Government & Agency Obligations—1.5%

Regional Government—0.3%
Province of Nova Scotia Canada 5.125%, 01/26/17 (a)	900,000	1,045,149
Province of Ontario Canada 5.125%, 07/17/12 (a)	2,000,000	2,158,338
Province of Quebec Canada 4.875%, 05/05/14	1,925,000	2,170,103

		5,373,590

Sovereign—1.1%
Brazilian Government International Bond 6.000%, 01/17/17	3,755,000	4,374,575
Mexico Government International Bond 6.750%, 09/27/34 (a)	1,050,000	1,303,018
8.000%, 09/24/22	2,200,000	3,014,000
8.375%, 01/14/11	250,000	255,000
Panama Government International Bond 5.200%, 01/30/20	1,370,000	1,508,000
Republic of Italy 4.500%, 01/21/15	2,975,000	3,186,448
5.625%, 06/15/12 (a)	3,650,000	3,893,058

		17,534,099

Yankee—0.1%
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	362,757
Province of Quebec Canada 7.500%, 07/15/23	350,000	487,031

		849,788

Total Foreign Government & Agency Obligations (Identified Cost $22,015,446)		23,757,477

Municipal Bonds & Notes—0.6%

Municipal Agency—0.6%
Los Angeles California Community College District 6.750%, 08/01/49	2,210,000	2,472,217
Los Angeles California Unified School District 6.758%, 07/01/34	2,160,000	2,449,699
Municipal Electric Authority of Georgia 6.637%, 04/01/57	2,000,000	2,150,360
State of California 7.300%, 10/01/39	2,000,000	2,116,900
State of Illinois 5.100%, 06/01/33	1,230,000	1,031,970

Total Municipal Bonds & Notes (Identified Cost $9,890,097)		10,221,146

MSF-15

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—0.2%

Security Description	Shares/Par Amount	Value

Asset Backed—0.2%
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	$3,000,000	$3,037,982
Centex Home Equity 3.750%, 12/25/31 (b)	58,001	59,563
Detroit Edison Securitization Funding, LLC 6.190%, 03/01/13	81,470	83,446

Total Asset-Backed Securities (Identified Cost $3,135,488)		3,180,991

Short Term Investments—12.9%

Discount Notes—1.2%
Federal Home Loan Bank 0.035%, 10/13/10	9,500,000	9,499,747
Federal National Mortgage Association 0.154%, 11/10/10	10,000,000	9,998,333

		19,498,080

Mutual Funds—11.1%
State Street Navigator Securities Lending Prime Portfolio (c)	177,355,606	177,355,606

Security Description	Par Amount	Value

U.S. Treasury—0.6%
U.S. Treasury Bills 0.130%, 11/12/10	$10,000,000	$9,998,839

Total Short Term Investments (Identified Cost $206,852,525)		206,852,525

Total Investments—110.7% (Identified Cost $1,678,949,290) (d)		1,780,070,488
Liabilities in excess of other assets		(172,306,604)

Net Assets—100.0%		$1,607,763,884

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $222,390,689 and the collateral received consisted of cash in the amount of $177,355,606 and non-cash collateral with a value of $49,476,451. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,678,740,325 and the composition of unrealized appreciation and depreciation of investment securities was $102,699,715 and $(1,369,552), respectively.

MSF-16

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Government & Treasury Obligations*	$—	$1,148,488,451	$—	$1,148,488,451

Total Corporate Bonds & Notes*	—	338,917,312	—	338,917,312

Total Mortgage-Backed Securities*	—	48,652,586	—	48,652,586

Total Foreign Government & Agency Obligations*	—	23,757,477	—	23,757,477

Total Municipal Bonds & Notes*	—	10,221,146	—	10,221,146

Total Asset-Backed Securities*	—	3,180,991	—	3,180,991

Short Term Investments
Discount Notes	—	19,498,080	—	19,498,080
Mutual Funds	177,355,606	—	—	177,355,606
U.S. Treasury	—	9,998,839	—	9,998,839

Total Short Term Investments	177,355,606	29,496,919	—	206,852,525

Total Investments	$177,355,606	$1,602,714,882	$—	$1,780,070,488

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
BE Aerospace, Inc. (a)	521,900	$15,818,789
Precision Castparts Corp.	101,300	12,900,555

		28,719,344

Airlines—1.3%
Delta Air Lines, Inc. (a)	928,800	10,811,232

Auto Components—1.7%
Lear Corp. (a)	179,300	14,152,149

Biotechnology—3.4%
Celgene Corp. (a)	106,800	6,152,748
Dendreon Corp. (a) (b)	169,400	6,975,892
Genzyme Corp. (a)	74,300	5,259,697
Human Genome Sciences, Inc. (a)	308,100	9,178,299

		27,566,636

Capital Markets—2.2%
Greenhill & Co., Inc.	104,500	8,288,940
Och-Ziff Capital Management Group, LLC	631,250	9,405,625

		17,694,565

Chemicals—4.1%
Agrium, Inc.	190,300	14,270,597
Ashland, Inc.	92,500	4,511,225
Celanese Corp. (Series A)	447,600	14,367,960

		33,149,782

Commercial Banks—0.5%
SVB Financial Group (a)	95,200	4,028,864

Communications Equipment—2.2%
Harris Corp.	183,064	8,107,905
Polycom, Inc. (a)	196,800	5,368,704
Riverbed Technology, Inc. (a)	96,700	4,407,586

		17,884,195

Computers & Peripherals—2.3%
NetApp, Inc. (a)	180,900	9,007,011
Western Digital Corp. (a)	343,400	9,749,126

		18,756,137

Construction & Engineering—3.3%
Fluor Corp.	281,700	13,952,601
Quanta Services, Inc. (a)	652,700	12,453,516

		26,406,117

Containers & Packaging—0.9%
Owens-Illinois, Inc. (a)	266,500	7,477,990

Diversified Consumer Services—0.9%
DeVry, Inc.	156,300	7,691,523

Diversified Financial Services—2.1%
CME Group, Inc.	40,130	10,451,859
MSCI, Inc. (a)	202,900	6,738,309

		17,190,168

Security Description	Shares	Value

Electrical Equipment—1.9%
AMETEK, Inc.	322,200	$15,391,494

Electronic Equipment, Instruments & Components—1.8%
Amphenol Corp. (Class A)	290,500	14,228,690

Energy Equipment & Services—1.4%
Superior Energy Services, Inc. (a)	436,400	11,647,516

Food & Staples Retailing—1.3%
Safeway, Inc.	480,100	10,158,916

Health Care Equipment & Supplies—4.0%
Alere, Inc. (a)	340,000	10,516,200
CareFusion Corp. (a)	165,700	4,115,988
Gen-Probe, Inc. (a) (b)	161,100	7,806,906
Hologic, Inc. (a)	620,100	9,927,801

		32,366,895

Health Care Providers & Services—4.7%
Aetna, Inc.	356,200	11,259,482
Lincare Holdings, Inc. (b)	743,700	18,659,433
Mednax, Inc. (a)	156,898	8,362,663

		38,281,578

Hotels, Restaurants & Leisure—3.2%
Darden Restaurants, Inc.	209,100	8,945,298
MGM Resorts International (a)	324,300	3,658,104
Scientific Games Corp. (a) (b)	1,382,000	13,405,400

		26,008,802

Household Durables—2.0%
Newell Rubbermaid, Inc.	538,500	9,590,685
Stanley Black & Decker, Inc.	101,300	6,207,664

		15,798,349

Household Products—0.3%
Church & Dwight Co., Inc.	31,300	2,032,622

Internet Software & Services—0.5%
Akamai Technologies, Inc. (a) (b)	78,000	3,914,040

IT Services—8.2%
Alliance Data Systems Corp. (a) (b)	277,200	18,090,072
Amdocs, Ltd. (a)	517,450	14,830,117
Gartner, Inc. (Class A) (a) (b)	388,100	11,425,664
Genpact, Ltd. (a)	589,800	10,457,154
Lender Processing Services, Inc.	345,050	11,466,011

		66,269,018

Life Sciences Tools & Services—2.2%
Bruker Corp. (a)	290,700	4,078,521
Thermo Fisher Scientific, Inc. (a)	292,800	14,019,264

		18,097,785

Machinery—1.0%
Joy Global, Inc.	110,800	7,791,456

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—2.6%
CKX, Inc. (a) (b)	1,031,360	$5,053,664
DreamWorks Animation SKG, Inc. (a)	360,100	11,490,791
The Interpublic Group of Cos., Inc. (a)	410,100	4,113,303

		20,657,758

Metals & Mining—0.8%
Century Aluminum Co. (a) (b)	510,698	6,725,893

Multiline Retail—0.8%
Nordstrom, Inc.	165,000	6,138,000

Oil, Gas & Consumable Fuels—3.5%
Consol Energy, Inc.	286,500	10,589,040
Noble Corp.	180,600	6,102,474
Plains Exploration & Production Co. (a)	324,500	8,654,415
Ultra Petroleum Corp. (a) (b)	78,100	3,278,638

		28,624,567

Personal Products—1.5%
Avon Products, Inc.	382,000	12,266,020

Pharmaceuticals—2.5%
King Pharmaceuticals, Inc. (a)	1,035,200	10,310,592
Mylan, Inc. (a)	212,300	3,993,363
Shire plc (ADR)	84,300	5,671,704

		19,975,659

Professional Services—3.7%
IHS, Inc. (a) (b)	133,200	9,057,600
Manpower, Inc.	194,800	10,168,560
Robert Half International, Inc.	159,100	4,136,600
Verisk Analytics, Inc. (a)	221,700	6,209,817

		29,572,577

Real Estate Investment Trusts—0.8%
Chimera Investment Corp.	1,544,800	6,101,960

Semiconductors & Semiconductor Equipment—6.0%
Avago Technologies, Ltd. (a)	203,400	4,578,534
Broadcom Corp.	393,900	13,940,121
Lam Research Corp. (a)	200,000	8,370,000
Marvell Technology Group, Ltd. (a)	223,500	3,913,485
Netlogic Microsystems, Inc. (a)	369,163	10,181,516
PMC-Sierra, Inc. (a)	1,090,490	8,026,006

		49,009,662

Software—6.8%
Activision Blizzard, Inc.	374,500	4,052,090
Intuit, Inc. (a)	263,800	11,557,078
MICROS Systems, Inc. (a)	235,400	9,964,482
Rovi Corp. (a)	198,600	10,011,426
Salesforce.com, Inc. (a)	80,400	8,988,720
TiVo, Inc. (a) (b)	1,184,400	10,730,664

		55,304,460

Specialty Retail—4.8%
Abercrombie & Fitch Co. (Class A)	163,000	6,409,160
American Eagle Outfitters, Inc.	434,700	6,503,112

Security Description	Shares	Value

Specialty Retail—(Continued)
Express, Inc. (a)	506,400	$7,702,344
GameStop Corp. (Class A) (a) (b)	541,100	10,665,081
Limited Brands, Inc.	298,300	7,988,474

		39,268,171

Textiles, Apparel & Luxury Goods—2.8%
Coach, Inc.	178,300	7,659,768
Phillips-Van Heusen Corp.	251,100	15,106,176

		22,765,944

Thrifts & Mortgage Finance—0.7%
People’s United Financial, Inc.	428,700	5,611,683

Total Common Stock (Identified Cost $755,328,467)		795,538,217

Short Term Investments—16.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—15.4%
State Street Navigator Securities Lending Prime Portfolio (c)	124,483,081	124,483,081

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $12,370,003 on 10/01/10, collateralized by $11,795,000 Federal National Mortgage Association due 09/16/14 with a value of $12,620,650.	$12,370,000	12,370,000

Total Short Term Investments (Identified Cost $136,853,081)		136,853,081

Total Investments—115.1% (Identified Cost $892,181,548) (d)		932,391,298
Liabilities in excess of other assets		(122,165,086)

Net Assets—100.0%		$810,226,212

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $123,488,041 and the collateral received consisted of cash in the amount of $124,483,081 and non-cash collateral with a value of $2,278,490. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $892,256,402 and the composition of unrealized appreciation and depreciation of investment securities was $114,280,399 and $(74,145,503), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$795,538,217	$—	$—	$795,538,217

Short Term Investments
Mutual Funds	124,483,081	—	—	124,483,081
Repurchase Agreement	—	12,370,000	—	12,370,000

Total Short Term Investments	124,483,081	12,370,000	—	136,853,081

Total Investments	$920,021,298	$12,370,000	$—	$932,391,298

*	See Schedule of Investments for additional detailed categorizations.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—51.9% of Net Assets

Security Description	Par Amount	Value

Federal Agencies—40.1%
Federal Home Loan Mortgage Corp. 4.000%, 01/01/25	$4,490,907	$4,705,881
4.000%, 02/01/25	9,500,188	9,959,999
4.000%, 03/01/25	17,986,915	18,830,780
4.000%, 04/01/25	10,914,576	11,430,094
4.000%, 05/01/25	32,857,051	34,445,444
4.000%, 06/01/25	19,165,932	20,110,877
4.000%, TBA	—	98,630
4.764%, 03/01/35 (a)	4,765,307	5,016,176
5.000%, 02/16/17	2,460,000	2,888,977
5.000%, TBA	2,400,000	2,541,235
5.352%, 05/01/36 (a)	4,784,751	5,015,034
5.500%, TBA	8,600,000	9,218,754
Federal National Mortgage Association 3.289%, 03/01/39 (a)	10,000,050	10,525,913
3.500%, TBA	17,200,000	17,326,317
4.000%, 01/01/25	2,906,659	3,056,063
4.000%, 02/01/25	6,422,367	6,745,997
4.000%, 03/01/25	1,161,614	1,220,310
4.000%, 04/01/25	16,498,280	17,331,308
4.000%, 05/01/25	5,157,644	5,417,036
4.000%, 06/01/25	1,897,992	1,994,043
4.000%, TBA	54,300,000	55,810,192
4.500%, 12/01/20	10,805,796	11,477,540
4.500%, 06/01/40	826,269	861,719
4.500%, TBA	12,400,000	12,911,500
5.000%, 11/01/33	20,173,607	21,419,893
5.000%, 03/01/34	26,773,370	28,427,376
5.000%, 07/01/34	5,354,815	5,673,911
5.000%, 04/25/35	1,306,077	1,430,115
5.000%, 08/01/40	22,824,317	24,041,778
5.000%, TBA	50,000,000	52,677,463
5.034%, 07/01/38 (a)	5,035,778	5,343,807
5.125%, 01/02/14	7,095,000	7,869,668
5.250%, 08/01/12	3,100,000	3,344,255
5.500%, 06/25/28	593,994	605,660
5.500%, 11/01/33	10,650,065	11,442,796
5.500%, 12/01/33	2,921,422	3,140,702
5.500%, 05/01/34	11,426,257	12,276,763
5.500%, 05/01/35	14,749,773	15,847,662
5.500%, 01/01/38	12,831,744	13,775,897
5.500%, 02/01/38	12,849,839	13,671,063
5.500%, 03/01/38	200,000	212,782
5.500%, 04/01/38	200,000	212,782
5.500%, 05/01/38	44,137,561	46,958,362
5.500%, 06/01/38	34,251,835	36,498,636
5.500%, 09/01/38	7,752,199	8,247,636
5.500%, 10/01/38	8,172,290	8,694,576
5.500%, TBA	4,500,000	4,840,664
6.000%, 03/25/27	1,404,528	1,423,159
6.000%, 02/01/34	1,723,706	1,890,282
6.000%, 08/01/34	1,384,007	1,517,754
6.000%, 04/01/35	21,397,498	23,518,802
6.000%, 06/01/36	4,327,414	4,702,465
6.000%, 10/01/37	400,000	430,405
6.000%, 09/01/38	200,043	214,998
6.000%, 04/01/40	70,923,757	76,314,880
6.000%, TBA	88,800,000	95,376,706

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.240%, 10/25/40 (b) (c)	$39,800,000	$4,601,875
6.244%, 06/25/40 (a) (b)	28,607,635	3,312,859
6.500%, TBA	28,500,000	31,073,892
9.000%, 04/01/16	7	7
Government National Mortgage Association 5.000%, 10/20/33	5,439,241	5,842,748
5.000%, TBA	1,500,000	1,597,962
5.500%, 04/15/33	219,138	236,999
5.724%, 08/16/39 (a) (b)	19,533,208	1,745,185
5.793%, 10/16/39 (a) (b)	19,857,839	1,736,491
5.843%, 04/20/36 (a) (b)	14,111,890	1,879,691
5.943%, 05/20/37 (a) (b)	13,172,628	1,381,740
5.993%, 10/16/39 (a) (b)	14,026,718	1,488,360
6.133%, 11/16/39 (a) (b)	14,737,341	1,442,615
6.143%, 05/20/39 (a) (b)	28,270,153	2,706,717
6.143%, 11/20/39 (a) (b)	32,207,200	3,267,056
6.213%, 06/20/37 (a) (b)	6,943,718	802,452
6.243%, 05/20/37 (a) (b)	9,948,057	1,047,405
6.500%, 04/15/33	110,568	123,173
6.500%, TBA	10,900,000	11,983,188
6.543%, 12/20/36 (a) (b)	5,302,378	598,065
6.563%, 03/20/37 (a) (b)	11,696,927	1,315,316
7.083%, 01/20/37 (a) (b)	14,229,632	1,643,375
7.500%, 12/15/14	117,899	126,707
8.000%, 11/15/29	22,853	27,013
8.500%, 01/15/17	8,676	9,756
8.500%, 02/15/17	3,133	3,167
8.500%, 03/15/17	2,455	2,481
8.500%, 05/15/17	8,261	9,290
8.500%, 10/15/21	523	525
8.500%, 11/15/21	3,800	4,456
8.500%, 05/15/22	2,657	3,124
9.000%, 10/15/16	3,205	3,240

		881,000,447

Government Agency—0.3%
Tennessee Valley Authority 5.250%, 09/15/39 (d)	4,590,000	5,327,306

U.S. Treasury—11.5%
U.S. Treasury Bonds 3.500%, 02/15/39 (d)	14,615,000	14,140,013
3.875%, 08/15/40	5,935,000	6,135,306
4.375%, 05/15/40	43,338,000	48,674,208
7.250%, 08/15/22 (d)	8,865,000	12,852,867
8.000%, 11/15/21 (d)	18,180,000	27,420,549
8.125%, 05/15/21 (d)	17,705,000	26,729,026
8.125%, 08/15/21 (d)	975,000	1,477,582
U.S. Treasury Notes
1.250%, 09/30/15	72,145,000	71,933,639
2.625%, 08/15/20 (a)	43,006,000	43,409,181

		252,772,371

Total U.S. Government & Treasury Obligations (Identified Cost $1,123,211,601)		1,139,100,124

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—31.0%

Security Description	Par Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 5.875%, 01/15/15 (d)	$370,000	$378,325
6.375%, 10/15/15	650,000	670,312

		1,048,637

Auto Components—0.1%
Navistar International Corp. 3.000%, 10/15/14	1,580,000	1,775,525

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc. 3.000%, 10/15/12 (d)	14,100,000	14,639,805
5.375%, 01/15/20 (d)	5,845,000	6,597,783

		21,237,588

Biotechnology—0.1%
Life Technologies Corp. 6.000%, 03/01/20 (d)	2,250,000	2,548,827

Capital Markets—3.2%
Credit Suisse 5.860%, 05/29/49 (a) (d)	5,320,000	5,057,325
Credit Suisse USA, Inc. 6.125%, 11/15/11 (d)	1,600,000	1,692,848
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (e)	4,775,000	478
Morgan Stanley 2.876%, 05/14/13 (a) (d)	10,750,000	10,955,239
4.000%, 07/24/15	2,340,000	2,384,790
4.200%, 11/20/14 (d)	4,070,000	4,219,454
5.050%, 01/21/11 (d)	6,800,000	6,889,726
5.625%, 01/09/12 (d)	1,290,000	1,358,491
5.625%, 09/23/19	3,405,000	3,545,119
6.250%, 08/28/17	3,840,000	4,198,606
The Goldman Sachs Group, Inc. 3.625%, 08/01/12 (d)	2,755,000	2,867,534
3.700%, 08/01/15	4,650,000	4,757,466
5.375%, 03/15/20 (d)	11,315,000	11,926,146
6.000%, 06/15/20	10,160,000	11,174,852

		71,028,074

Chemicals—0.3%
CF Industries, Inc. 7.125%, 05/01/20 (d)	5,020,000	5,490,625

Commercial Banks—5.9%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (a)	6,555,000	6,968,175
Ally Financial, Inc. (144A) 8.000%, 03/15/20	4,680,000	5,112,900
Bank Nederlandse Gemeenten (144A) 1.750%, 10/06/15	14,900,000	14,805,534
Cie de Financement Foncier (144A) 2.500%, 09/16/15	7,700,000	7,743,906
Dexia Credit Local (144A) 2.000%, 03/05/13	5,565,000	5,606,971
2.750%, 04/29/14	6,100,000	6,269,855

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Eksportfinans ASA 1.875%, 04/02/13 (d)	$14,830,000	$15,149,275
2.000%, 09/15/15	13,980,000	14,014,698
5.500%, 05/25/16 (d)	5,970,000	6,972,321
HSBC Bank plc (144A) 3.500%, 06/28/15	2,690,000	2,821,708
HSBC Bank USA N.A. 5.875%, 11/01/34 (d)	2,300,000	2,398,511
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	8,225,000	9,309,943
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	3,785,000	3,842,771
2.750%, 09/08/20	1,690,000	1,700,671
Landwirtschaftliche Rentenbank 4.000%, 02/02/15	1,165,000	1,287,453
4.125%, 07/15/13	580,000	629,392
4.375%, 01/15/13	1,280,000	1,382,601
5.250%, 07/02/12	2,000,000	2,154,908
Royal Bank of Scotland Group plc 5.050%, 01/08/15 (d)	2,300,000	2,304,446
Stadshypotek AB (144A) 1.450%, 09/30/13	9,365,000	9,379,582
The Toronto-Dominion Bank (144A) 2.200%, 07/29/15	7,665,000	7,767,795
U.S. Bank N.A. 4.950%, 10/30/14	2,300,000	2,544,883

		130,168,299

Commercial Services & Supplies—0.1%
The Board of Trustees of The Leland Stanford Junior University 4.750%, 05/01/19	1,200,000	1,370,340

Consumer Finance—0.1%
SLM Corp. 5.400%, 10/25/11 (d)	2,470,000	2,495,540

Containers & Packaging—0.5%
Ball Corp. 7.125%, 09/01/16	1,355,000	1,463,400
7.375%, 09/01/19	1,355,000	1,473,563
Crown Americas, LLC 7.625%, 05/15/17	3,513,000	3,794,040
Owens-Brockway Glass Container, Inc. 7.375%, 05/15/16 (d)	4,950,000	5,327,437

		12,058,440

Diversified Financial Services—7.6%
AES Ironwood, LLC 8.857%, 11/30/25	157,911	162,254
AES Red Oak, LLC 9.200%, 11/30/29	85,000	85,213
Bank of America Corp. 5.375%, 06/15/14 (d)	3,100,000	3,346,137
5.625%, 07/01/20	1,900,000	2,007,728
5.650%, 05/01/18	1,285,000	1,361,464
7.625%, 06/01/19	4,700,000	5,573,504

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Belvoir Land, LLC (144A) 5.270%, 12/15/47	$615,000	$518,703
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (d)	2,100,000	2,230,584
BP Capital Markets plc 3.125%, 03/10/12 (d)	5,445,000	5,551,629
CDP Financial, Inc. (144A) 3.000%, 11/25/14	9,910,000	10,290,812
Citigroup Funding, Inc. 1.875%, 10/22/12	14,200,000	14,562,356
2.125%, 07/12/12 (d)	7,135,000	7,333,924
Citigroup, Inc. 4.750%, 05/19/15	3,470,000	3,650,763
5.375%, 08/09/20	8,910,000	9,218,571
8.500%, 05/22/19	4,520,000	5,588,261
Covidien International Finance S.A. 2.800%, 06/15/15	1,340,000	1,388,578
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	7,445,000	8,224,715
Daimler Finance North America, LLC 7.300%, 01/15/12 (d)	3,800,000	4,086,733
Devon Financing Corp. ULC 6.875%, 09/30/11	2,800,000	2,962,168
FCE Bank plc 7.125%, 01/15/13 (EUR)	650,000	919,360
7.875%, 02/15/11 (GBP)	2,700,000	4,294,821
Ford Motor Credit Co., LLC 6.625%, 08/15/17	2,220,000	2,365,268
General Electric Capital Corp. 0.648%, 04/10/12 (a) (d)	4,740,000	4,716,618
2.000%, 09/28/12 (d)	9,050,000	9,299,183
2.125%, 12/21/12 (d)	3,560,000	3,673,354
4.375%, 09/16/20	5,400,000	5,419,996
5.500%, 01/08/20 (d)	5,640,000	6,169,641
Goldman Sachs Capital II 5.793%, 12/29/49 (a) (d)	2,435,000	2,066,706
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,364,913
Japan Finance Corp. 2.000%, 06/24/11	4,420,000	4,465,986
JPMorgan Chase & Co. 0.958%, 02/26/13 (a)	2,975,000	2,986,486
6.300%, 04/23/19	1,500,000	1,738,291
7.900%, 12/31/49 (a) (d)	7,540,000	8,080,090
Petrobras International Finance Co. 5.750%, 01/20/20	8,660,000	9,587,010
5.875%, 03/01/18 (d)	2,050,000	2,277,948
Reynolds Group Issuer, Inc. (144A) 7.750%, 10/15/16	5,025,000	5,112,937
Sprint Capital Corp. 8.375%, 03/15/12	200,000	214,000
Telecom Italia Capital S.A. 5.250%, 11/15/13	850,000	913,237
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	2,850,000	2,981,351
Wind Acquisition Finance S.A. (144A) 12.000%, 12/01/15 (a)	100,000	105,875

		166,897,168

Security Description	Par Amount	Value

Diversified Telecommunication Services—1.3%
AT&T, Inc. 6.500%, 09/01/37	$4,210,000	$4,870,772
Frontier Communications Corp. 8.250%, 04/15/17	2,235,000	2,444,531
Qwest Communications International, Inc. 7.500%, 02/15/14	405,000	413,100
Qwest Communications International, Inc. (Series B) 7.500%, 02/15/14	175,000	178,500
Telefonica Emisiones SAU 4.949%, 01/15/15 (d)	6,775,000	7,413,083
7.045%, 06/20/36	825,000	987,853
Verizon Communications, Inc. 8.750%, 11/01/18	8,688,000	11,821,944
Windstream Corp. 8.125%, 08/01/13 (d)	770,000	835,450
8.625%, 08/01/16	255,000	269,663

		29,234,896

Electric Utilities—0.7%
Elwood Energy, LLC 8.159%, 07/05/26	175,252	164,737
Florida Power & Light Co. 5.625%, 04/01/34 (d)	475,000	534,319
5.950%, 02/01/38 (d)	1,330,000	1,564,065
Florida Power Corp. 6.400%, 06/15/38 (d)	1,300,000	1,607,917
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	2,290,000	2,575,929
6.500%, 09/15/37	1,900,000	2,281,514
Progress Energy, Inc. 5.625%, 01/15/16	4,080,000	4,672,473
Southern California Edison Co. 5.950%, 02/01/38 (d)	1,100,000	1,303,017

		14,703,971

Energy Equipment & Services—0.6%
Enterprise Products Operating, LLC 6.125%, 10/15/39	2,250,000	2,421,830
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	3,570,000	3,571,424
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (d)	500,000	546,594
Transocean, Ltd. 6.000%, 03/15/18 (d)	5,735,000	6,099,746

		12,639,594

Food & Staples Retailing—0.2%
Dollar General Corp. 11.875%, 07/15/17 (f)	4,285,000	5,013,450

Food Products—0.4%
Kraft Foods, Inc. 5.375%, 02/10/20	5,130,000	5,730,461
6.500%, 02/09/40 (d)	1,870,000	2,189,520

		7,919,981

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19 (d)	$3,025,000	$3,599,045

Health Care Providers & Services—0.5%
HCA, Inc. 8.500%, 04/15/19	4,870,000	5,430,050
Tenet Healthcare Corp. 8.875%, 07/01/19	3,300,000	3,642,375
9.000%, 05/01/15	1,530,000	1,663,875

		10,736,300

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 13.000%, 11/15/13	1,702,000	1,999,850

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.250%, 02/01/14	210,000	215,512
7.375%, 02/01/16	65,000	66,869

		282,381

Insurance—1.0%
Lincoln National Corp. 7.000%, 06/15/40	1,780,000	2,027,906
7.000%, 05/17/66 (a) (d)	1,735,000	1,630,900
Manulife Financial Corp. 3.400%, 09/17/15	4,510,000	4,552,998
Prudential Financial, Inc. 4.750%, 09/17/15 (d)	5,960,000	6,445,549
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39 (d)	2,570,000	3,162,588
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	4,335,000	4,161,600

		21,981,541

Media—2.6%
CCH II, LLC 13.500%, 11/30/16	7,530,000	8,941,875
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	5,093,000	5,429,135
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	3,054,542
Comcast Corp. 6.400%, 03/01/40 (d)	1,975,000	2,195,872
6.950%, 08/15/37 (d)	958,000	1,123,341
COX Communications, Inc. 7.125%, 10/01/12 (d)	8,100,000	8,967,453
COX Communications, Inc. (144A) 8.375%, 03/01/39	2,800,000	3,758,785
DIRECTV Holdings, LLC 6.000%, 08/15/40	1,340,000	1,383,917
Discovery Communications, LLC 3.700%, 06/01/15	2,750,000	2,914,002
NBC Universal, Inc. (144A) 4.375%, 04/01/21	5,735,000	5,804,875
5.150%, 04/30/20	3,580,000	3,866,135

Security Description	Par Amount	Value

Media—(Continued)
News America, Inc. 6.650%, 11/15/37	$3,800,000	$4,371,098
Time Warner Cable, Inc. 5.000%, 02/01/20	2,030,000	2,173,990
Time Warner, Inc. 4.700%, 01/15/21	1,230,000	1,303,291
6.100%, 07/15/40	810,000	872,227

		56,160,538

Metals & Mining—0.6%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	1,710,000	1,808,982
Arch Coal, Inc. 7.250%, 10/01/20	5,220,000	5,513,625
Teck Resources, Ltd. 10.750%, 05/15/19	4,140,000	5,213,502

		12,536,109

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11 (d)	1,450,000	1,522,008

Oil, Gas & Consumable Fuels—1.7%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (d)	1,850,000	2,126,814
Cenovus Energy, Inc. 6.750%, 11/15/39	4,330,000	5,227,903
Consol Energy, Inc. (144A) 8.000%, 04/01/17	3,027,000	3,276,728
8.250%, 04/01/20	1,923,000	2,100,878
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14 (d)	1,000,000	1,104,809
5.300%, 09/15/20 (d)	2,940,000	3,168,379
Peabody Energy Corp. 6.500%, 09/15/20	7,030,000	7,566,037
Petrohawk Energy Corp. (144A) 7.250%, 08/15/18	5,265,000	5,370,300
Pride International, Inc. 6.875%, 08/15/20	3,345,000	3,641,869
Valero Energy Corp. 6.625%, 06/15/37 (d)	4,800,000	4,820,366

		38,404,083

Paper & Forest Products—0.3%
Georgia-Pacific, LLC (144A) 8.250%, 05/01/16	4,720,000	5,245,100
International Paper Co. 7.300%, 11/15/39 (d)	1,880,000	2,104,643

		7,349,743

Pharmaceuticals—0.2%
Merck & Co., Inc. 4.000%, 06/30/15	3,005,000	3,324,657

Real Estate Investment Trusts—0.0%
AvalonBay Communities, Inc. 4.950%, 03/15/13	400,000	430,371

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Real Estate Management & Development—0.1%
Qatari Diar Finance QSC (144A) 3.500%, 07/21/15	$2,115,000	$2,159,079

Road & Rail—0.3%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40 (d)	5,410,000	5,970,341

Thrifts & Mortgage Finance—0.0%
Countrywide Financial Corp. 5.800%, 06/07/12	625,000	663,934

Tobacco—0.3%
Philip Morris International, Inc. 4.500%, 03/26/20 (d)	6,740,000	7,353,333

Wireless Telecommunication Services—0.6%
America Movil S.A.B. de C.V. 6.375%, 03/01/35 (d)	325,000	369,694
Cricket Communications, Inc. 7.750%, 05/15/16 (d)	4,607,000	4,889,179
Vodafone Group plc 4.150%, 06/10/14 (d)	7,375,000	7,965,575

		13,224,448

Yankee—0.3%
Canadian Natural Resources, Ltd. 6.500%, 02/15/37 (d)	1,920,000	2,264,056
Nexen, Inc. 6.400%, 05/15/37	4,715,000	5,137,889

		7,401,945

Total Corporate Bonds & Notes (Identified Cost $652,834,044)		680,730,661

Mortgage-Backed Securities—14.4%

Collateralized-Mortgage Obligation—6.1%
Arkle Master Issuer plc (144A) 1.519%, 05/17/60 (a)	8,220,000	8,190,859
Banc of America Alternative Loan Trust 5.500%, 10/25/35	6,451,495	6,052,309
Bear Stearns Adjustable Rate Mortgage Trust 5.406%, 11/25/34 (a)	2,402,478	2,317,166
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	8,374,855	6,697,196
Countrywide Alternative Loan Trust 0.346%, 11/25/36 (a) (e)	81,826	81,340
0.447%, 03/20/47 (a)	4,352,191	2,376,183
5.500%, 11/25/35	3,850,703	3,069,757
5.500%, 04/25/37	3,084,226	2,011,764
Countrywide Home Loan Mortgage Pass-Through Trust 0.456%, 04/25/46 (a)	1,665,993	963,390
5.500%, 09/25/35	5,380,340	4,907,435
6.000%, 04/25/36	4,377,601	3,816,051
6.250%, 09/25/36	4,528,393	4,219,751

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21 (e)	$1,621,507	$1,330,225
6.000%, 02/25/37	2,955,177	2,473,858
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.456%, 02/25/47 (a)	1,318,409	837,969
0.656%, 04/25/35 (a)	1,875,508	1,422,421
GMAC Mortgage Corp. Loan Trust 5.432%, 04/19/36 (a)	6,496,168	5,398,608
GSR Mortgage Loan Trust 5.196%, 11/25/35 (a)	9,651,360	9,360,304
6.000%, 07/25/37	4,553,677	4,147,275
Harborview Mortgage Loan Trust 0.427%, 12/19/36 (a)	8,785,607	5,597,029
0.567%, 11/19/35 (a)	2,692,410	1,777,521
0.587%, 09/19/35 (a)	438,028	273,326
Indymac INDA Mortgage Loan Trust 5.612%, 09/25/36 (a)	2,335,875	1,811,971
JPMorgan Mortgage Trust 5.500%, 03/25/22	666,944	626,265
5.875%, 07/25/36	805,631	765,237
6.500%, 08/25/36	3,524,108	3,251,705
Merrill Lynch Mortgage Investors, Inc. 5.565%, 05/25/36 (a)	5,170,994	3,943,855
Residential Funding Mortgage Securities I 5.500%, 11/25/35	4,760,615	4,558,774
6.000%, 04/25/37	5,344,132	4,668,842
Station Place Securitization Trust (144A) 1.756%, 01/25/40 (a)	8,315,000	8,304,871
Structured Adjustable Rate Mortgage Loan Trust 5.459%, 04/25/37 (a)	2,857,996	2,106,932
Thornburg Mortgage Securities Trust 0.376%, 10/25/46 (a)	9,241,717	9,164,650
WaMu Mortgage Pass-Through Certificates 2.785%, 08/25/35 (a)	2,379,467	2,091,373
4.560%, 06/25/33 (a)	519,855	196,731
Wells Fargo Mortgage Backed Securities Trust 2.886%, 07/25/36 (a)	5,029,693	4,424,189
5.500%, 03/25/36	2,501,234	2,462,132
5.679%, 04/25/36 (a)	2,903,000	2,676,374
5.969%, 09/25/36 (a)	2,137,205	1,973,300
6.000%, 08/25/36	2,864,057	2,774,083

		133,123,021

Commercial Mortgage-Backed Securities—8.3%
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,388,809
5.356%, 12/10/16	4,785,000	5,027,637
5.448%, 09/10/47	685,000	625,123
5.658%, 06/10/49 (a)	3,500,000	3,675,493
6.186%, 06/11/35	5,302,946	5,562,613
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (a)	780,000	781,875
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,230,000	1,329,861

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	$10,210,000	$11,112,403
Commercial Mortgage Pass-Through Certificates 5.167%, 06/10/44 (a)	7,050,000	7,108,817
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	10,504,406
4.940%, 12/15/35	7,295,000	7,750,465
Credit Suisse Mortgage Capital Certificates 5.448%, 01/15/49 (a)	2,100,000	2,158,132
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,393,259
GMAC Commercial Mortgage Securities, Inc. 5.134%, 08/10/38 (a)	3,000,000	3,201,811
5.290%, 11/10/45 (a)	1,190,000	1,166,339
6.465%, 04/15/34	5,369,701	5,423,114
6.957%, 09/15/35	117,235	117,134
Greenwich Capital Commercial Funding Corp. 4.799%, 08/10/42 (a)	10,480,000	11,174,249
JPMorgan Chase Commercial Mortgage Securities Corp. 4.996%, 08/15/42 (a)	2,300,000	2,319,778
5.803%, 06/15/49 (a)	5,500,000	5,745,759
5.857%, 10/12/35	5,610,801	5,801,573
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 4.158%, 01/12/39	4,272,737	4,389,018
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	834,199	853,813
4.633%, 07/17/12 (a)	4,075,000	4,113,337
5.156%, 02/15/31	4,580,000	4,981,616
5.347%, 11/15/38	7,141,255	7,641,136
5.378%, 11/15/38	850,000	839,660
5.430%, 02/17/40 (a)	16,920,000	17,698,809
5.642%, 12/15/25	653,179	664,318
5.866%, 09/15/45 (a)	6,725,000	7,114,314
6.100%, 06/15/38 (a)	860,000	858,681
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	688,649	696,317
Morgan Stanley Capital I 5.840%, 06/11/49 (a)	2,200,000	2,322,076
Morgan Stanley Capital I (144A) 6.340%, 01/15/13	3,050,000	3,280,907
RBSCF Trust (144A) 6.102%, 04/16/17 (a)	8,820,000	9,685,462
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	4,770,862	4,941,451
6.592%, 12/18/33	706,187	705,338
Wachovia Bank Commercial Mortgage Trust 6.102%, 02/15/51 (a)	10,010,000	10,450,533
WaMu Commercial Mortgage Securities Trust (144A) 5.150%, 05/25/36 (a)	859,516	865,566

		183,471,002

Total Mortgage-Backed Securities (Identified Cost $310,071,284)		316,594,023

Asset-Backed Securities—6.7%
Security Description	Par Amount	Value

Asset Backed—6.7%
321 Henderson Receivables I, LLC (144A) 4.070%, 01/15/28	$2,473,439	$2,518,334
5.560%, 07/15/59	6,615,900	7,202,394
Bank of America Auto Trust (144A) 2.130%, 09/16/13	13,720,000	13,889,693
Capital One Multi-Asset Execution Trust 0.317%, 01/15/16 (a)	2,010,000	1,991,060
0.387%, 08/15/14 (a)	2,775,000	2,772,138
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (a)	1,087,664	1,112,261
Citibank Omni Master Trust (144A) 2.357%, 05/16/16 (a)	5,820,000	5,886,155
Countrywide Asset-Backed Certificates 0.406%, 07/25/36 (a)	6,182,218	4,312,134
DT Auto Owner Trust (144A) 6.103%, 03/15/13 (a)	2,172,086	2,176,227
Ford Credit Auto Owner Trust 6.070%, 05/15/14	10,445,000	11,411,045
Globaldrive BV 4.000%, 10/20/16 (EUR)	3,013,435	4,156,766
GMAC Mortgage Servicer Advance Funding Co., Ltd. (144A) 4.250%, 01/15/22	1,000,000	1,006,629
Harley-Davidson Motorcycle Trust 1.740%, 09/16/13 (a)	10,080,000	10,160,526
Honda Auto Receivables Owner Trust 2.790%, 05/16/12	9,875,000	10,024,419
Knollwood CDO, Ltd. (144A) 3.731%, 02/08/39 (a) (c) (g)	653,229	0
Merrill Lynch First Franklin Mortgage Loan Trust 0.376%, 04/25/37 (a)	57,662	57,264
Nissan Auto Receivables Owner Trust 3.200%, 02/15/13	6,860,000	6,980,545
Option One Mortgage Loan Trust 1.381%, 01/25/33 (a)	255,361	115,858
Residential Asset Mortgage Products, Inc. 0.376%, 05/25/37 (a)	2,611,761	2,511,235
Santander Drive Auto Receivables Trust 2.240%, 12/15/14	4,910,000	4,929,155
3.890%, 07/17/17	5,780,000	5,816,201
Santander Drive Auto Receivables Trust (144A) 1.370%, 08/15/13 (a)	4,910,000	4,924,514
1.830%, 11/17/14	3,800,000	3,841,090
2.390%, 06/15/17	1,920,000	1,956,794
SLC Student Loan Trust 0.646%, 01/15/19 (a)	2,680,000	2,425,153
SLM Student Loan Trust 0.578%, 04/26/21 (a)	2,955,116	2,947,230
1.598%, 10/25/16 (a)	970,000	985,624
1.798%, 01/25/28 (a)	11,260,000	11,602,064
2.198%, 07/25/23 (a)	12,990,000	13,608,438
SLM Student Loan Trust (144A) 1.907%, 12/15/17 (a)	5,472,886	5,474,327

Total Asset-Backed Securities (Identified Cost $146,863,971)		146,795,273

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipal Bonds & Notes—2.0%

Security Description	Par Amount	Value

Municipal Agency—2.0%
City of Chicago 6.395%, 01/01/40	$1,300,000	$1,381,016
Dallas Area Rapid Transit 5.999%, 12/01/44	1,290,000	1,496,697
Metropolitan Transportation Authority 7.336%, 11/15/39	2,720,000	3,390,779
New York City Municipal Water Finance Authority 5.724%, 06/15/42	4,010,000	4,310,670
New York State Dormitory Authority 5.628%, 03/15/39	2,700,000	2,821,068
Port Authority of New York & New Jersey 6.040%, 12/01/29	1,930,000	2,093,568
State of California 5.450%, 04/01/15	10,000,000	10,772,000
6.650%, 03/01/22	3,335,000	3,712,455
7.300%, 10/01/39	5,670,000	6,001,411
7.350%, 11/01/39	3,080,000	3,287,253
7.500%, 04/01/34	2,070,000	2,252,119
University of California 5.946%, 05/15/45	2,560,000	2,597,504

Total Municipal Bonds & Notes (Identified Cost $41,315,127)		44,116,540

Foreign Government & Agency Obligations—1.5%

Regional Government—0.7%
Province of Ontario Canada 1.875%, 11/19/12	6,010,000	6,156,686
4.100%, 06/16/14 (d)	7,495,000	8,233,497

		14,390,183

Sovereign—0.8%
Hellenic Republic 4.600%, 09/20/40 (EUR)	820,000	644,474
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	5,840,563
Mexico Government International Bond 5.125%, 01/15/20 (d)	910,000	1,016,925
5.625%, 01/15/17 (d)	2,130,000	2,436,720
Russian Federation 7.500%, 03/31/30 (a)	7,081,240	8,456,417

		18,395,099

Total Foreign Government & Agency Obligations (Identified Cost $30,991,548)		32,785,282

Options Purchased—0.0%
Security Description	Shares	Value

Call Options—0.0%
U.S. Treasury 5 Year Futures @ 121	123,000	$77,836

Put Options—0.0%
U.S. Treasury 5 Year Futures @ 117	123,000	4,805

Total Options Purchased (Identified Cost $85,418)		82,641

Short Term Investments—10.0%

Mutual Funds—10.0%
State Street Navigator Securities Lending Prime Portfolio (h)	218,916,718	218,916,718

Total Short Term Investments (Identified Cost $218,916,718)		218,916,718

Total Investments—117.5% (Identified Cost $2,524,289,711) (i)		2,579,121,262
Liabilities in excess of other assets		(383,750,225)

Net Assets—100.0%		$2,195,371,037

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $221,219,544 and the collateral received consisted of cash in the amount of $218,916,718 and non-cash collateral with a value of $6,907,993. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Non-Income Producing; Defaulted Bond.
(f)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(g)	Zero Valued Security.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,524,289,711 and the composition of unrealized appreciation and depreciation of investment securities was $75,527,012 and $(20,695,461), respectively.
(144A)—Securities	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $214,699,430, which is 9.8% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(GBP)—	British Pound

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
Euro (bought)	Goldman Sachs	10/14/2010	8,135,000	$10,349,346	$11,062,762	$713,416
Euro (bought)	Royal Bank of Scotland	10/14/2010	8,135,000	10,586,080	11,062,762	476,682
Euro (bought)	Citibank	10/14/2010	16,375,000	21,397,900	22,268,313	870,413
Euro (bought)	Royal Bank of Scotland	10/14/2010	16,375,000	21,363,644	22,268,313	904,669
Euro (bought)	Goldman Sachs	10/14/2010	18,170,000	23,199,274	24,709,328	1,510,054
Euro (bought)	Goldman Sachs	10/14/2010	33,300,000	42,902,033	45,284,569	2,382,536
Euro (sold)	Royal Bank of Scotland	10/14/2010	8,135,000	10,351,145	11,062,762	(711,617)
Euro (sold)	Goldman Sachs	10/14/2010	8,135,000	10,747,980	11,062,762	(314,782)
Euro (sold)	Goldman Sachs	10/14/2010	9,085,000	11,658,781	12,354,664	(695,883)
Euro (sold)	Citibank	10/14/2010	9,085,000	11,627,937	12,354,664	(726,727)
Euro (sold)	Citibank	10/14/2010	16,375,000	21,306,986	22,268,313	(961,327)
Euro (sold)	Citibank	10/14/2010	16,375,000	21,412,310	22,268,313	(856,003)
Euro (sold)	Citibank	10/14/2010	33,300,000	42,793,502	45,284,569	(2,491,067)
Euro (sold)	Citibank	11/17/2010	3,931,000	4,999,249	5,344,440	(345,191)
Japanese Yen (bought)	Royal Bank of Scotland	10/14/2010	27,222,975	325,000	325,895	895
Japanese Yen (bought)	BNP Paribas	10/14/2010	1,360,398,768	16,275,000	16,285,771	10,771
Japanese Yen (bought)	BNP Paribas	10/14/2010	1,378,497,250	16,220,000	16,502,434	282,434
Japanese Yen (bought)	Citibank	10/14/2010	1,385,641,795	16,285,000	16,587,963	302,963
Japanese Yen (bought)	Royal Bank of Scotland	10/14/2010	1,405,502,740	16,420,000	16,825,725	405,725
Japanese Yen (bought)	Morgan Stanley	10/14/2010	1,826,947,686	21,790,000	21,870,978	80,978
Japanese Yen (bought)	Caylon	10/14/2010	1,830,353,625	21,825,000	21,911,751	86,751
Japanese Yen (bought)	BNP Paribas	10/14/2010	1,840,266,070	21,820,000	22,030,416	210,416
Japanese Yen (sold)	Royal Bank of Scotland	10/14/2010	914,160,300	10,830,000	10,943,707	(113,707)
Japanese Yen (sold)	BNP Paribas	10/14/2010	918,729,892	10,905,000	10,998,411	(93,411)
Japanese Yen (sold)	Goldman Sachs	10/14/2010	920,607,620	10,910,000	11,020,890	(110,890)
Japanese Yen (sold)	Citibank	10/14/2010	921,687,710	10,910,000	11,033,820	(123,820)
Japanese Yen (sold)	UBS	10/14/2010	1,827,431,171	21,675,000	21,876,766	(201,766)
Japanese Yen (sold)	Deutsche	10/14/2010	1,834,696,210	21,790,000	21,963,738	(173,738)
Japanese Yen (sold)	Deutsche	10/14/2010	1,839,427,265	21,970,000	22,020,375	(50,375)
Japanese Yen (sold)	BNP Paribas	10/14/2010	1,842,030,710	21,970,000	22,051,542	(81,542)
Pound Sterling (sold)	Citibank	10/20/2010	2,618,500	3,997,193	4,118,168	(120,975)
Swiss Franc (bought)	Royal Bank of Scotland	10/14/2010	10,460,349	10,351,145	10,665,593	314,448
Swiss Franc (bought)	Goldman Sachs	10/14/2010	10,782,373	10,747,980	10,993,935	245,955
Swiss Franc (bought)	Citibank	10/14/2010	43,431,125	42,793,502	44,283,293	1,489,791
Swiss Franc (sold)	Goldman Sachs	10/14/2010	10,460,634	10,349,346	10,665,883	(316,537)
Swiss Franc (sold)	Royal Bank of Scotland	10/14/2010	10,620,731	10,586,080	10,829,121	(243,041)
Swiss Franc (sold)	Goldman Sachs	10/14/2010	43,715,075	42,902,033	44,572,814	(1,670,781)

Net Unrealized Depreciation						$(114,283)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
German Euro Bund Futures	12/8/2010	89	$15,737,032	$15,908,290	$171,258
U.S. Treasury Notes 5 Year Futures	12/31/2010	383	46,288,978	46,292,133	3,155
U.S. Treasury Notes 10 Year Futures	12/21/2010	1,699	214,221,182	214,153,641	(67,541)
U.S. Treasury Bond 30 Year Futures	12/21/2010	37	4,931,872	4,947,594	15,722

Futures Contracts-Short
90 Day Euro Dollar Futures	12/13/2010	(66)	(16,430,781)	(16,440,600)	(9,819)
90 Day Euro Dollar Futures	3/14/2011	(218)	(54,235,459)	(54,276,550)	(41,091)
90 Day Euro Dollar Futures	6/13/2011	(179)	(44,485,419)	(44,532,963)	(47,544)
90 Day Euro Dollar Futures	9/19/2011	(197)	(48,783,398)	(48,964,350)	(180,952)
90 Day Euro Dollar Futures	12/19/2011	(609)	(150,652,200)	(151,184,250)	(532,050)
90 Day Euro Dollar Futures	3/19/2012	(144)	(35,643,001)	(35,699,400)	(56,399)
90 Day Euro Dollar Futures	6/18/2012	(81)	(20,013,290)	(20,050,538)	(37,248)

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Futures Contracts-Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	9/17/2012	(71)	$(17,511,842)	$(17,548,538)	$(36,696)
90 Day Euro Dollar Futures	12/17/2012	(68)	(16,737,701)	(16,777,300)	(39,599)
90 Day Euro Dollar Futures	3/18/2013	(68)	(16,709,851)	(16,749,250)	(39,399)
90 Day Euro Dollar Futures	6/17/2013	(28)	(6,868,623)	(6,883,450)	(14,827)
90 Day Euro Dollar Futures	9/16/2013	(8)	(1,961,478)	(1,962,900)	(1,422)
U.S. Treasury Notes 2 Year Futures	12/31/2010	(460)	(100,955,042)	(100,962,813)	(7,771)
U.S. Treasury Bond Ultra Long Futures	12/21/2010	(123)	(17,388,864)	(17,377,594)	11,270

Net Unrealized Depreciation					$(910,953)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
4.000% (15 Year TBA)	$(84,200,000)	$(87,673,250)
Federal National Mortgage Association
4.000% (15 Year TBA)	(34,000,000)	(35,413,108)
4.500% (15 Year TBA)	(10,800,000)	(11,356,870)
4.500% (30 Year TBA)	(9,700,000)	(10,051,625)
5.500% (30 Year TBA)	(45,500,000)	(49,809,639)
6.000% (30 Year TBA)	(600,000)	(643,864)

Total TBA Sale Commitments (Proceeds Cost $(196,347,605))		$(194,948,356)

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Government & Treasury Obligations*	$—	$1,134,498,249	$4,601,875	$1,139,100,124

Total Corporate Bonds & Notes*	—	680,730,661	—	680,730,661

Total Mortgage-Backed Securities*	—	316,594,023	—	316,594,023

Total Asset-Backed Securities*	—	146,795,273	—	146,795,273

Total Municipal Bonds & Notes*	—	44,116,540	—	44,116,540

Total Foreign Government & Agency Obligations*	—	32,785,282	—	32,785,282

Total Options Purchased*	82,641	—	—	82,641

Total Short Term Investments*	218,916,718	—	—	218,916,718

Total Investments	$218,999,359	$2,355,520,028	$4,601,875	$2,579,121,262

Total TBA Sale Commitments	$—	$(194,948,356)	$—	$(194,948,356)

Futures Contracts**
Futures Contracts Long (Appreciation)	$122,594	$—	$—	$122,594
Futures Contracts Short	(1,033,547)	—	—	(1,033,547)

Total Futures Contracts	(910,953)	—	—	(910,953)

Forward Contracts**
Forward Currency Contracts (Appreciation)	—	10,288,897	—	10,288,897
Forward Currency Contracts (Depreciation)	—	(10,403,180)	—	(10,403,180)

Total Forward Contracts	—	(114,283)	—	(114,283)

Total Derivative Instruments	$(910,953)	$(114,283)	$—	$(1,025,236)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forward contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fixed Income
Balance as of December 31, 2009	$0
Transfers In (Out) of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	0
Net Purchases (Sales)	4,601,875

Balance as of September 30, 2010	$4,601,875

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—63.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Honeywell International, Inc. (a)	236,000	$10,369,840
L-3 Communications Holdings, Inc. (a)	29,000	2,095,830
Raytheon Co.	175,000	7,999,250

		20,464,920

Airlines—0.4%
Southwest Airlines Co.	352,000	4,600,640

Automobiles—1.5%
Ford Motor Co. (b)	898,000	10,991,520
Harley-Davidson, Inc. (a)	300,000	8,532,000

		19,523,520

Beverages—0.6%
Dr. Pepper Snapple Group, Inc.	231,000	8,205,120

Biotechnology—0.9%
Amgen, Inc. (b)	215,000	11,848,650

Chemicals—0.9%
Albemarle Corp.	47,000	2,200,070
Ashland, Inc.	131,000	6,388,870
Cytec Industries, Inc.	54,000	3,044,520

		11,633,460

Commercial Banks—1.4%
Fifth Third Bancorp	722,000	8,685,660
Regions Financial Corp.	1,260,000	9,160,200
Wells Fargo & Co.	31,000	779,030

		18,624,890

Commercial Services & Supplies—0.9%
Avery Dennison Corp. (a)	196,000	7,275,520
Cintas Corp. (a)	133,000	3,664,150

		10,939,670

Communications Equipment—1.4%
Cisco Systems, Inc. (a) (b)	20,000	438,000
Motorola, Inc. (b)	1,153,000	9,835,090
Tellabs, Inc.	1,110,000	8,269,500

		18,542,590

Computers & Peripherals—3.6%
Apple, Inc. (b)	35,000	9,931,250
Dell, Inc. (b)	762,000	9,875,520
SanDisk Corp. (b)	243,000	8,905,950
Seagate Technology (b)	752,000	8,858,560
Western Digital Corp. (b)	305,000	8,658,950

		46,230,230

Construction & Engineering—0.6%
The Shaw Group, Inc. (b)	53,000	1,778,680
URS Corp. (a)	144,000	5,469,120

		7,247,800

Security Description	Shares	Value

Consumer Finance—0.7%
Capital One Financial Corp.	230,000	$9,096,500

Containers & Packaging—0.6%
Crown Holdings, Inc. (b)	283,000	8,110,780

Diversified Consumer Services—0.6%
ITT Educational Services, Inc. (a) (b)	106,000	7,448,620

Diversified Financial Services—1.5%
Bank of America Corp.	244,000	3,198,840
Citigroup, Inc. (b)	3,455,000	13,474,500
JPMorgan Chase & Co.	86,000	3,274,020

		19,947,360

Diversified Telecommunication Services—1.0%
AT&T, Inc. (a)	127,000	3,632,200
Frontier Communications Corp.	116,179	949,183
Qwest Communications International, Inc.	1,425,000	8,934,750

		13,516,133

Electronic Equipment, Instruments & Components—0.9%
Corning, Inc.	567,000	10,364,760
Tech Data Corp. (a) (b)	28,500	1,148,550

		11,513,310

Energy Equipment & Services—1.8%
Nabors Industries, Ltd. (a) (b)	395,000	7,133,700
National Oilwell Varco, Inc.	69,000	3,068,430
Rowan Cos., Inc. (b)	282,000	8,561,520
Unit Corp. (a) (b)	112,000	4,176,480

		22,940,130

Food & Staples Retailing—0.7%
Safeway, Inc. (a)	398,000	8,421,680

Food Products—1.2%
Del Monte Foods Co. (a)	108,700	1,425,057
Hormel Foods Corp. (a)	64,000	2,854,400
Sara Lee Corp. (a)	330,000	4,431,900
Tyson Foods, Inc. (a)	394,000	6,311,880

		15,023,237

Health Care Providers & Services—6.2%
Aetna, Inc.	293,000	9,261,730
AmerisourceBergen Corp.	280,000	8,584,800
Community Health Systems, Inc. (a) (b)	208,000	6,441,760
Health Net, Inc. (b)	303,000	8,238,570
Humana, Inc. (b)	171,000	8,591,040
LifePoint Hospitals, Inc. (a) (b)	15,000	525,900
Lincare Holdings, Inc.	129,000	3,236,610
McKesson Corp.	145,000	8,958,100
Tenet Healthcare Corp. (a) (b)	1,033,000	4,875,760
UnitedHealth Group, Inc.	327,000	11,480,970
WellPoint, Inc. (b)	170,000	9,628,800

		79,824,040

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.2%
Brinker International, Inc. (a)	158,000	$2,979,880

Household Durables—0.4%
Newell Rubbermaid, Inc.	5,809	103,458
Whirlpool Corp. (a)	67,000	5,424,320

		5,527,778

Household Products—0.3%
The Procter & Gamble Co.	73,000	4,377,810

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	140,000	2,914,800

Industrial Conglomerates—1.1%
General Electric Co.	320,000	5,200,000
Textron, Inc.	436,000	8,964,160

		14,164,160

Insurance—1.4%
American Financial Group, Inc.	46,600	1,425,028
Berkshire Hathaway, Inc. (Class B) (b)	27,000	2,232,360
Genworth Financial, Inc. (Class A) (b)	410,000	5,010,200
Prudential Financial, Inc.	177,000	9,589,860

		18,257,448

Internet & Catalog Retail—0.6%
Expedia, Inc. (a)	289,000	8,152,690

Internet Software & Services—0.1%
Google, Inc. (Class A) (b)	2,000	1,051,580

IT Services—0.9%
Aon Hewitt, LLC (b)	158,000	7,967,940
International Business Machines Corp.	31,000	4,158,340

		12,126,280

Machinery—0.1%
Oshkosh Corp. (b)	33,000	907,500

Media—3.8%
CBS Corp. (Class B)	424,000	6,724,640
Comcast Corp. (Class A)	656,000	11,860,480
DIRECTV (b)	260,000	10,823,800
DISH Network Corp. (b)	167,000	3,199,720
Gannett Co., Inc.	493,000	6,029,390
News Corp. (Class A)	772,000	10,082,320

		48,720,350

Metals & Mining—0.1%
Titanium Metals Corp. (a) (b)	51,000	1,017,960

Multi-Utilities—0.8%
CMS Energy Corp. (a)	69,200	1,246,984
NiSource, Inc. (a)	491,000	8,543,400

		9,790,384

Security Description	Shares	Value

Multiline Retail—1.4%
Dollar Tree, Inc. (a) (b)	180,999	$8,825,511
Macy’s, Inc.	419,000	9,674,710

		18,500,221

Oil, Gas & Consumable Fuels—3.2%
Chevron Corp.	40,000	3,242,000
Exxon Mobil Corp. (a)	228,000	14,088,120
Marathon Oil Corp. (a)	304,000	10,062,400
The Williams Cos., Inc.	431,000	8,236,410
Whiting Petroleum Corp. (b)	58,000	5,539,580

		41,168,510

Paper & Forest Products—0.7%
International Paper Co.	403,000	8,765,250

Personal Products—0.4%
NBTY, Inc. (b)	90,000	4,948,200

Pharmaceuticals—5.2%
Abbott Laboratories	215,000	11,231,600
Bristol-Myers Squibb Co. (a)	362,000	9,813,820
Eli Lilly & Co. (a)	296,000	10,812,880
Endo Pharmaceuticals Holdings, Inc. (b)	50,000	1,662,000
Forest Laboratories, Inc. (a) (b)	260,100	8,044,893
Johnson & Johnson (a)	320,000	19,827,200
Perrigo Co. (a)	63,000	4,045,860
Pfizer, Inc.	91,000	1,562,470

		67,000,723

Semiconductors & Semiconductor Equipment—4.1%
Advanced Micro Devices, Inc. (b)	1,234,000	8,773,740
Altera Corp. (a)	301,000	9,078,160
Applied Materials, Inc.	810,000	9,460,800
Intel Corp.	823,000	15,826,290
Microchip Technology, Inc. (a)	277,000	8,711,650
National Semiconductor Corp. (a)	67,000	855,590

		52,706,230

Software—3.0%
CA Technologies (a)	396,000	8,363,520
Microsoft Corp.	846,000	20,718,540
Symantec Corp. (b)	619,000	9,390,230

		38,472,290

Specialty Retail—4.3%
Advance Auto Parts, Inc. (a)	143,000	8,391,240
GameStop Corp. (Class A) (a) (b)	290,000	5,715,900
Limited Brands, Inc.	338,000	9,051,640
Ross Stores, Inc. (a)	153,000	8,356,860
The Gap, Inc.	456,000	8,499,840
TJX Cos., Inc.	220,000	9,818,600
Williams-Sonoma, Inc. (a)	157,000	4,976,900

		54,810,980

Trading Companies & Distributors—0.2%
WESCO International, Inc. (a) (b)	54,000	2,121,660

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—1.6%
MetroPCS Communications, Inc. (a) (b)	755,000	$7,897,300
NII Holdings, Inc. (b)	204,000	8,384,400
Sprint Nextel Corp. (b)	991,000	4,588,330

		20,870,030

Total Common Stock (Identified Cost $770,199,549)		813,055,994

U.S. Government & Treasury Obligations—21.6%
Security Description	Par Amount	Value

Federal Agencies—16.3%
Farmer Mac Guaranteed Notes Trust (144A) 5.125%, 04/19/17	$400,000	450,048
Federal Home Loan Bank 5.500%, 07/15/36 (a)	360,000	440,397
5.625%, 06/13/16	1,640,000	1,830,968
Federal Home Loan Mortgage Corp. 4.000%, 02/01/25	11,115,876	11,640,903
4.000%, 04/01/25	983,174	1,029,612
4.000%, 05/01/25	7,149,732	7,501,390
4.000%, 06/01/25	4,862,537	5,102,277
4.500%, TBA	100,000	103,984
5.000%, 02/16/17	545,000	640,038
5.352%, 05/01/36 (c)	1,760,681	1,845,420
5.500%, 07/01/33	1,570,756	1,686,718
Federal National Mortgage Association 1.000%, 10/25/40	8,700,000	1,005,937
3.289%, 03/01/39 (c)	4,296,019	4,521,930
3.500%, TBA	3,700,000	3,727,173
4.000%, 08/25/19	2,601,411	2,741,237
4.000%, 02/01/25	8,529,362	8,958,779
4.000%, TBA	11,700,000	12,025,400
4.500%, TBA	14,000,000	14,588,138
5.000%, 11/01/33	4,432,592	4,706,428
5.000%, 03/01/34	5,884,147	6,247,658
5.000%, 07/01/34	2,728,469	2,891,060
5.000%, 08/01/40	4,961,808	5,226,474
5.000%, TBA	2,500,000	2,647,852
5.125%, 01/02/14	1,205,000	1,336,568
5.500%, 08/01/28	49,600	53,261
5.500%, 04/01/33	486,391	522,595
5.500%, 06/01/36	12,231,670	13,149,771
5.500%, 01/01/38	5,365,000	5,707,873
5.500%, 02/01/38	2,802,304	2,981,398
5.500%, 05/01/38	7,792,971	8,291,014
5.500%, 06/01/38	6,034,564	6,432,826
5.500%, 09/01/38	1,689,713	1,797,701
5.500%, TBA	3,700,000	3,980,101
6.000%, 03/01/28	38,441	42,420
6.000%, 05/01/28	38,408	42,383
6.000%, 06/01/28	2,944	3,249
6.000%, 02/01/34	1,462,539	1,603,875
6.000%, 08/01/34	834,798	915,471
6.000%, 04/01/35	6,916,363	7,602,037
6.000%, 04/01/40	15,462,212	16,637,540

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.000%, TBA	$17,500,000	$18,796,085
6.244%, 06/25/40 (c) (d)	6,295,531	729,043
6.500%, TBA	6,300,000	6,868,966
9.000%, 04/01/16	2	2
Government National Mortgage Association 5.000%, TBA	2,600,000	2,769,801
5.743%, 08/16/39 (c) (d)	4,265,162	381,069
5.793%, 10/16/39 (c) (d)	4,398,889	384,666
5.843%, 04/20/36 (c) (d)	4,479,584	596,676
5.943%, 05/20/37 (c) (d)	2,854,069	299,377
5.993%, 10/16/39 (c) (d)	3,040,273	322,600
6.133%, 11/16/39 (c) (d)	3,282,725	321,341
6.143%, 05/20/39 (c) (d)	7,265,694	695,652
6.143%, 11/20/39 (c) (d)	6,995,542	709,619
6.213%, 06/20/37 (c) (d)	1,745,212	201,686
6.243%, 05/20/37 (c) (d)	2,525,276	265,880
6.500%, 07/15/14	10,730	11,649
6.500%, TBA	2,800,000	3,078,250
6.543%, 12/20/36 (c) (d)	1,348,582	152,109
6.563%, 03/20/37 (c) (d)	3,324,390	373,827
7.083%, 01/20/37 (c) (d)	4,021,418	464,432
7.500%, 12/15/14	210,219	225,922
9.000%, 11/15/19	9,496	10,872

		210,319,428

Government Agency—0.3%
Tennessee Valley Authority 5.250%, 09/15/39 (a)	2,390,000	2,773,913
5.980%, 04/01/36	430,000	538,325

		3,312,238

U.S. Treasury—5.0%
U.S. Treasury Bonds 3.875%, 08/15/40	410,000	423,837
4.375%, 05/15/40	12,324,000	13,841,454
4.500%, 08/15/39 (a)	360,000	412,200
7.250%, 08/15/22 (a)	1,935,000	2,805,448
8.000%, 11/15/21 (a)	3,580,000	5,399,646
8.125%, 05/15/21 (a)	4,785,000	7,223,857
U.S. Treasury Notes 0.375%, 08/31/12	2,015,000	2,013,505
0.375%, 09/30/12	1,530,000	1,528,327
0.625%, 07/31/12	380,000	381,588
1.250%, 09/30/15	15,175,000	15,151,297
2.875%, 08/15/20	15,704,000	15,851,225

		65,032,384

Total U.S. Government & Treasury Obligations (Identified Cost $275,076,709)		278,664,050

Corporate Bonds & Notes—11.5%

Aerospace & Defense—0.0%
L-3 Communications Corp. 5.875%, 01/15/15	150,000	153,375
6.375%, 10/15/15	140,000	144,375

		297,750

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Airlines—0.0%
Continental Airlines, Inc. 5.983%, 04/19/22	$294,687	$304,264
Delta Air Lines, Inc. 6.821%, 08/10/22 (c)	81,256	85,213

		389,477

Auto Components—0.0%
Navistar International Corp. 3.000%, 10/15/14	280,000	314,650

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.000%, 10/15/12	3,052,000	3,168,843
5.375%, 01/15/20	950,000	1,072,351

		4,241,194

Biotechnology—0.1%
Life Technologies Corp. 6.000%, 03/01/20	650,000	736,328

Capital Markets—1.0%
Credit Suisse 5.860%, 05/29/49	1,020,000	969,637
Credit Suisse USA, Inc. 6.125%, 11/15/11	140,000	148,124
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (e)	1,770,000	177
6.750%, 12/28/17 (e)	2,505,000	251
Morgan Stanley 0.975%, 10/18/16 (c)	80,000	70,304
2.876%, 05/14/13 (c)	1,275,000	1,299,342
4.000%, 07/24/15	520,000	529,953
4.200%, 11/20/14	780,000	808,642
5.050%, 01/21/11	600,000	607,917
5.500%, 01/26/20 (c)	500,000	513,926
5.625%, 09/23/19	775,000	806,892
The Bear Stearns Cos., LLC 6.400%, 10/02/17	240,000	279,545
The Goldman Sachs Group, Inc. 3.700%, 08/01/15	1,030,000	1,053,804
5.375%, 03/15/20	2,585,000	2,724,621
5.625%, 01/15/17	310,000	328,272
6.000%, 06/15/20	2,340,000	2,573,736

		12,715,143

Chemicals—0.1%
CF Industries, Inc. 7.125%, 05/01/20	880,000	962,500

Commercial Banks—2.1%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	1,790,000	1,902,827
Ally Financial, Inc. (144A) 8.000%, 03/15/20	1,200,000	1,311,000
Bank Nederlandse Gemeenten (144A) 1.750%, 10/06/15	3,230,000	3,209,522

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Cie de Financement Foncier (144A) 2.500%, 09/16/15	$1,700,000	$1,709,693
Dexia Credit Local (144A) 2.000%, 03/05/13	1,590,000	1,601,992
Eksportfinans ASA 1.875%, 04/02/13	1,924,000	1,965,422
2.000%, 09/15/15	3,065,000	3,072,607
5.500%, 05/25/16	1,450,000	1,693,445
Glitnir Banki Hf (144A) 1.000%, 06/15/16 (c) (e) (f)	230,000	0
6.330%, 07/28/11 (e)	100,000	30,500
6.375%, 09/25/12 (e)	100,000	30,500
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	2,500,000	2,829,770
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	845,000	857,897
2.750%, 09/08/20	375,000	377,368
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (e)	320,000	34,400
Landwirtschaftliche Rentenbank 4.000%, 02/02/15	335,000	370,212
4.125%, 07/15/13	170,000	184,477
4.375%, 01/15/13	370,000	399,658
5.250%, 07/02/12	580,000	624,923
Royal Bank of Scotland Group plc 5.050%, 01/08/15	300,000	300,580
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (c)	170,000	165,415
Stadshypotek AB (144A) 1.450%, 09/30/13	2,035,000	2,038,169
The Toronto-Dominion Bank (144A) 2.200%, 07/29/15	1,695,000	1,717,731

		26,428,108

Commercial Services & Supplies—0.0%
The Board of Trustees of The Leland Stanford Junior University
4.750%, 05/01/19	395,000	451,070

Consumer Finance—0.1%
SLM Corp. 5.000%, 10/01/13	160,000	156,797
5.050%, 11/14/14	40,000	38,091
5.375%, 05/15/14	385,000	374,630
5.400%, 10/25/11 (a)	890,000	899,203

		1,468,721

Containers & Packaging—0.3%
Ball Corp. 7.125%, 09/01/16	385,000	415,800
7.375%, 09/01/19	385,000	418,688
Crown Americas, LLC 7.625%, 05/15/17	896,000	967,680
Owens-Brockway Glass Container, Inc. 7.375%, 05/15/16	1,270,000	1,366,837

		3,169,005

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—2.8%
AES Ironwood, LLC 8.857%, 11/30/25	$110,538	$113,578
AES Red Oak, LLC 9.200%, 11/30/29	50,000	50,125
Bank of America Corp. 5.625%, 07/01/20	500,000	528,349
7.625%, 06/01/19	845,000	1,002,045
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12	230,000	244,302
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	170,000	208,646
BP Capital Markets plc 3.125%, 03/10/12 (a)	1,930,000	1,967,795
5.250%, 11/07/13	240,000	261,392
CDP Financial, Inc. (144A) 3.000%, 11/25/14	2,665,000	2,767,408
Citigroup Funding, Inc. 1.875%, 10/22/12	4,000,000	4,102,072
Citigroup, Inc. 4.750%, 05/19/15	750,000	789,070
5.375%, 08/09/20	1,300,000	1,345,022
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	2,045,000	2,259,173
Daimler Finance North America, LLC 7.300%, 01/15/12	360,000	387,164
FCE Bank plc 7.125%, 01/15/13 (EUR)	200,000	282,880
7.875%, 02/15/11 (GBP)	750,000	1,193,006
FMC Finance III S.A. 6.875%, 07/15/17	90,000	96,300
Ford Motor Credit Co., LLC 6.625%, 08/15/17	490,000	522,064
General Electric Capital Corp. 0.648%, 04/10/12 (c)	1,515,000	1,507,527
2.000%, 09/28/12 (a)	2,500,000	2,568,835
2.125%, 12/21/12 (a)	1,020,000	1,052,478
4.375%, 09/16/20	1,180,000	1,184,370
GMAC, Inc. 7.500%, 12/31/13	116,000	123,250
8.000%, 12/31/18 (a)	109,000	111,997
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	470,000	398,912
Intergas Finance BV (144A) 6.375%, 05/14/17	260,000	280,800
Japan Finance Corp. 2.000%, 06/24/11	1,290,000	1,303,421
JPMorgan Chase & Co. 0.958%, 02/26/13 (c)	855,000	858,301
5.125%, 09/15/14	360,000	394,717
5.150%, 10/01/15	190,000	208,329
6.125%, 06/27/17	380,000	430,092
7.900%, 12/31/49 (c)	1,480,000	1,586,012
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	220,000	243,100
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (e)	325,000	32

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Petrobras International Finance Co. 5.750%, 01/20/20	$1,855,000	$2,053,568
5.875%, 03/01/18	500,000	555,597
6.125%, 10/06/16 (a)	180,000	201,486
Reynolds Group Issuer, Inc. (144A) 7.750%, 10/15/16	1,275,000	1,297,312
Sprint Capital Corp. 8.375%, 03/15/12	560,000	599,200
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	720,000	753,183
Wind Acquisition Finance S.A. (144A) 12.000%, 12/01/15 (c)	145,000	153,519

		35,986,429

Diversified Telecommunication Services—0.5%
AT&T, Inc. 6.500%, 09/01/37	650,000	752,019
Frontier Communications Corp. 8.250%, 04/15/17	581,000	635,469
Koninklijke KPN NV 8.000%, 10/01/10	350,000	350,000
Qwest Communications International, Inc. 7.500%, 02/15/14	155,000	158,100
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	75,000	76,500
SBC Communications, Inc. 6.450%, 06/15/34	300,000	337,976
Telefonica Emisiones SAU 4.949%, 01/15/15	1,575,000	1,723,337
Verizon Communications, Inc. 8.750%, 11/01/18	1,780,000	2,422,083
Windstream Corp. 8.125%, 08/01/13	310,000	336,350
8.625%, 08/01/16	145,000	153,338

		6,945,172

Electric Utilities—0.4%
Dominion Resources, Inc. 8.875%, 01/15/19	290,000	394,478
Duke Energy Carolinas, LLC 5.625%, 11/30/12	170,000	185,883
Edison Mission Energy 7.625%, 05/15/27	65,000	43,713
Elwood Energy, LLC 8.159%, 07/05/26	98,387	92,484
Florida Power & Light Co. 5.625%, 04/01/34	300,000	337,464
5.950%, 02/01/38	525,000	617,394
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,265,468
6.500%, 09/15/37 (c)	725,000	870,578
Pacific Gas & Electric Co. 5.800%, 03/01/37	20,000	22,211
6.050%, 03/01/34	210,000	238,067

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Southern California Edison Co. 5.950%, 02/01/38	$475,000	$562,666

		4,630,406

Energy Equipment & Services—0.2%
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	1,020,000	1,020,407
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	190,000	207,706
Transocean, Ltd. 6.000%, 03/15/18	790,000	840,244

		2,068,357

Food & Staples Retailing—0.1%
CVS Pass-Through Trust 6.943%, 01/10/30	386,954	435,791
Dollar General Corp. 11.875%, 07/15/17 (g)	685,000	801,450
Wal-Mart Stores, Inc. 6.200%, 04/15/38	80,000	96,452

		1,333,693

Food Products—0.2%
Kraft Foods, Inc. 5.375%, 02/10/20	1,101,000	1,229,871
6.500%, 08/11/17	630,000	754,780
6.500%, 02/09/40	440,000	515,181

		2,499,832

Health Care Equipment & Supplies—0.1%
CareFusion Corp. 6.375%, 08/01/19	850,000	1,011,302

Health Care Providers & Services—0.2%
HCA, Inc. 5.750%, 03/15/14	358,000	353,078
8.500%, 04/15/19	1,250,000	1,393,750
Tenet Healthcare Corp. 8.875%, 07/01/19	450,000	496,687
9.000%, 05/01/15	390,000	424,125

		2,667,640

Hotels, Restaurants & Leisure—0.0%
MGM Resorts International 13.000%, 11/15/13	373,000	438,275

Independent Power Producers & Energy Traders—0.0%
Energy Future Holdings Corp. 5.550%, 11/15/14 (a)	70,000	37,450
NRG Energy, Inc. 7.250%, 02/01/14	130,000	133,413
7.375%, 02/01/16	40,000	41,150

		212,013

Industrial Conglomerates—0.0%
General Electric Co. 5.000%, 02/01/13	250,000	271,486

Security Description	Par Amount	Value

Insurance—0.4%
Lincoln National Corp. 6.050%, 04/20/67	$675,000	$588,937
7.000%, 06/15/40	450,000	512,673
7.000%, 05/17/66 (c)	640,000	601,600
Manulife Financial Corp. 3.400%, 09/17/15	990,000	999,439
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	710,000	873,711
The Travelers Cos., Inc. 6.250%, 03/15/67 (c)	1,125,000	1,080,000

		4,656,360

Media—0.9%
CCH II, LLC 13.500%, 11/30/16	1,650,000	1,959,375
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	1,407,000	1,499,865
Comcast Corp. 6.400%, 03/01/40	225,000	250,163
COX Communications, Inc. (144A) 8.375%, 03/01/39	795,000	1,067,226
DIRECTV Holdings, LLC 6.000%, 08/15/40	300,000	309,832
Discovery Communications, LLC 3.700%, 06/01/15	700,000	741,746
NBC Universal, Inc. (144A) 4.375%, 04/01/21	1,245,000	1,260,169
5.150%, 04/30/20	1,010,000	1,090,725
News America, Inc. 6.200%, 12/15/34	660,000	712,981
6.650%, 11/15/37	10,000	11,503
TCI Communications, Inc. 7.875%, 02/15/26	1,159,000	1,435,932
Time Warner Cable, Inc. 5.000%, 02/01/20	440,000	471,210
Time Warner, Inc. 4.700%, 01/15/21	270,000	286,088
6.100%, 07/15/40	180,000	193,828

		11,290,643

Metals & Mining—0.2%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	390,000	412,575
Arch Coal, Inc. 7.250%, 10/01/20	1,160,000	1,225,250
Steel Dynamics, Inc. 6.750%, 04/01/15	45,000	46,013
7.375%, 11/01/12 (a)	15,000	16,031
Teck Resources, Ltd. 10.750%, 05/15/19	1,150,000	1,448,195

		3,148,064

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,023,420

MSF-36

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—0.7%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	$800,000	$919,703
Cenovus Energy, Inc. 6.750%, 11/15/39	745,000	899,489
Consol Energy, Inc. (144A) 8.000%, 04/01/17	762,000	824,865
8.250%, 04/01/20	488,000	533,140
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	200,000	220,962
5.300%, 09/15/20 (a)	259,000	279,119
6.750%, 03/15/11	30,000	30,757
Occidental Petroleum Corp. 7.000%, 11/01/13	220,000	258,806
Peabody Energy Corp. 6.500%, 09/15/20	1,550,000	1,668,187
Pemex Project Funding Master Trust 6.625%, 06/15/35	305,000	333,191
Petrohawk Energy Corp. (144A) 7.250%, 08/15/18	1,167,000	1,190,340
Pride International, Inc. 6.875%, 08/15/20	750,000	816,563
Valero Energy Corp. 6.625%, 06/15/37	996,000	1,000,226

		8,975,348

Paper & Forest Products—0.2%
Georgia-Pacific, LLC (144A) 8.250%, 05/01/16	1,210,000	1,344,612
International Paper Co. 7.300%, 11/15/39	535,000	598,928

		1,943,540

Pharmaceuticals—0.0%
Wyeth 5.950%, 04/01/37	390,000	460,111

Real Estate Investment Trusts—0.0%
iStar Financial, Inc. 10.000%, 06/15/14 (a)	191,000	190,045

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC (144A) 3.500%, 07/21/15	475,000	484,899

Road & Rail—0.1%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	660,000	728,360

Semiconductors & Semiconductor Equipment—0.0%
Amkor Technology, Inc. 6.000%, 04/15/14	50,000	115,463

Tobacco—0.1%
Philip Morris International, Inc. 4.500%, 03/26/20	1,301,000	1,419,390

Security Description	Par Amount	Value

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	$90,000	$101,539
Cricket Communications, Inc. 7.750%, 05/15/16	1,181,000	1,253,336
Nextel Communications, Inc. 6.875%, 10/31/13	150,000	150,938
Vodafone Group plc 4.150%, 06/10/14	1,514,000	1,635,238

		3,141,051

Yankee—0.1%
Canadian Natural Resources, Ltd. 6.500%, 02/15/37	100,000	117,920
Nexen, Inc. 6.400%, 05/15/37	1,150,000	1,253,143

		1,371,063

Total Corporate Bonds & Notes (Identified Cost $145,075,325)		148,186,308

Mortgage-Backed Securities—6.3%

Collateralized-Mortgage Obligation—2.3%
Arkle Master Issuer plc (144A) 1.519%, 05/17/60 (c)	2,120,000	2,112,484
Banc of America Funding Corp. 0.337%, 07/20/36 (c)	47,718	47,459
Bear Stearns Adjustable Rate Mortgage Trust 5.912%, 06/25/47 (c)	3,692,786	2,930,798
Countrywide Alternative Loan Trust 0.496%, 12/25/36 (c)	664,004	184,553
5.500%, 11/25/35	2,500,000	2,029,148
5.500%, 04/25/37	1,401,921	914,438
Countrywide Home Loan Mortgage Pass-Through Trust 0.456%, 04/25/46 (c)	704,843	407,588
0.596%, 02/25/35 (c)	415,580	286,058
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	2,077,597	1,496,516
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.456%, 02/25/47 (c)	568,586	361,388
Deutsche Mortgage Securities, Inc. (144A) 5.200%, 06/26/35 (c)	280,000	248,596
GSR Mortgage Loan Trust 5.196%, 11/25/35 (c)	2,122,136	2,058,139
6.000%, 07/25/37	1,674,146	1,524,734
Harborview Mortgage Loan Trust 0.567%, 11/19/35 (c)	1,517,239	1,001,677
1.256%, 11/25/47 (c)	227,273	153,522
Indymac INDA Mortgage Loan Trust 5.612%, 09/25/36 (c)	1,000,750	776,296
Indymac Index Mortgage Loan Trust 0.876%, 06/25/34 (c)	80,422	50,302
5.152%, 10/25/35 (c)	279,366	224,804

MSF-37

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
JPMorgan Mortgage Trust 5.500%, 03/25/22	$285,833	$268,399
6.500%, 08/25/36	936,788	864,377
MASTR Adjustable Rate Mortgages Trust 2.526%, 09/25/33 (c)	298,965	263,584
MASTR Reperforming Loan Trust (144A) 0.606%, 05/25/35 (c)	403,648	329,870
5.622%, 05/25/36 (c)	393,699	373,991
Station Place Securitization Trust (144A) 1.756%, 01/25/40 (c)	2,285,000	2,282,216
Thornburg Mortgage Securities Trust 0.376%, 10/25/46 (c)	2,611,790	2,590,010
WaMu Mortgage Pass-Through Certificates 0.536%, 11/25/45 (c)	442,331	324,191
0.576%, 08/25/45 (c)	406,765	341,513
2.785%, 08/25/35 (c)	1,019,771	896,303
5.503%, 02/25/37 (c)	1,648,596	1,215,678
5.680%, 11/25/36 (c)	550,000	408,451
5.831%, 08/25/36 (c)	270,000	236,056
Wells Fargo Mortgage Backed Securities Trust 5.500%, 03/25/36	1,025,096	1,009,070
5.969%, 09/25/36 (c)	922,373	851,635

		29,063,844

Commercial Mortgage-Backed Securities—4.0%
Banc of America Commercial Mortgage, Inc. 5.229%, 11/10/42 (c)	3,630,000	3,835,500
5.448%, 09/10/47	150,000	136,888
Bayview Commercial Asset Trust (144A) 0.486%, 07/25/36 (c)	630,807	478,548
0.526%, 04/25/36 (c)	358,675	331,586
Bear Stearns Commercial Mortgage Securities 5.405%, 12/11/40 (c)	600,000	651,731
5.449%, 12/11/40 (c)	170,000	170,409
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	830,000	903,359
5.886%, 11/15/44 (c)	448,929	485,241
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	4,201,762
4.940%, 12/15/35	4,405,000	4,680,028
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	4,161,016
5.467%, 09/15/39 (c)	370,000	389,388
CS First Boston Mortgage Securities Corp. 5.603%, 07/15/35	3,850,000	4,087,497
First Union National Bank Commercial Mortgage 6.663%, 01/12/43	2,257,080	2,286,144
GE Business Loan Trust (144A) 1.557%, 04/15/31 (c)	338,260	235,738
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,609,335
6.269%, 12/10/35	3,431,936	3,622,959
GMAC Commercial Mortgage Securities, Inc. 5.290%, 11/10/45 (c)	260,000	254,830

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Greenwich Capital Commercial Funding Corp. 6.080%, 07/10/38 (c)	$3,280,000	$3,593,777
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	461,788	472,647
5.372%, 09/15/39	1,570,000	1,708,214
5.378%, 11/15/38	190,000	187,689
5.430%, 02/15/40 (c)	2,800,000	2,928,881
5.642%, 12/15/25 (c)	309,841	315,125
5.934%, 12/15/25	281,176	286,356
6.100%, 06/15/38 (c)	190,000	189,709
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	810,399	819,422
Morgan Stanley Capital I (144A) 6.340%, 01/15/13	680,000	731,481
RBSCF Trust (144A) 6.102%, 04/16/17 (c)	2,250,000	2,470,781
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,191,430	3,305,544

		51,531,585

Total Mortgage-Backed Securities (Identified Cost $79,677,366)		80,595,429

Asset-Backed Securities—3.1%
321 Henderson Receivables I, LLC (144A) 4.070%, 01/15/28	494,688	503,667
5.560%, 07/15/59	1,868,650	2,034,304
Bank of America Auto Trust (144A) 2.130%, 09/16/13	3,850,000	3,897,618
Capital One Multi-Asset Execution Trust 0.317%, 01/15/16 (c)	440,000	435,854
0.387%, 08/15/14 (c)	605,000	604,376
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (c)	209,166	213,896
Citibank Omni Master Trust (144A) 2.357%, 05/16/16 (c)	1,290,000	1,304,663
Countrywide Asset-Backed Certificates 0.406%, 07/25/36 (c)	2,632,352	1,836,082
0.926%, 07/25/34 (c)	212,542	144,566
5.071%, 12/25/34 (c)	546,757	261,310
Countrywide Asset-Backed Certificates (144A) 0.706%, 03/25/47 (c)	512,920	250,689
Finance America Mortgage Loan Trust 1.306%, 09/25/33 (c)	230,865	181,002
Ford Credit Auto Owner Trust 6.070%, 05/15/14	2,930,000	3,200,992
Fremont Home Loan Trust 1.306%, 12/25/33 (c)	199,937	152,028
Globaldrive BV 4.000%, 10/20/16 (EUR)	821,846	1,133,664
GMAC Mortgage Corp. Loan Trust 0.496%, 10/25/34 (c)	427,776	300,130
Greenpoint Mortgage Funding Trust 0.656%, 09/25/34 (c)	216,562	188,236
GSAA Trust 0.356%, 03/25/47 (c)	1,135,933	700,574

MSF-38

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Harley-Davidson Motorcycle Trust 1.740%, 09/16/13 (c)	$2,790,000	$2,812,288
Home Equity Asset Trust 0.366%, 07/25/37 (c)	537,510	529,750
Knollwood CDO, Ltd. (144A) 3.731%, 02/08/39 (c) (f)	479,348	0
Long Beach Mortgage Loan Trust 1.906%, 03/25/34 (c)	247,329	175,655
Morgan Stanley Home Equity Loan Trust 0.576%, 09/25/35 (c)	463,278	411,562
Nelnet Student Loan Trust 1.978%, 04/25/24 (c)	150,000	154,614
Residential Asset Securities Corp. 6.349%, 03/25/32	163,128	136,857
Santander Drive Auto Receivables Trust 2.240%, 12/15/14	1,075,000	1,079,194
3.890%, 07/17/17	1,265,000	1,272,923
Santander Drive Auto Receivables Trust (144A) 1.390%, 08/15/13 (c)	1,235,000	1,238,651
1.830%, 11/17/14	950,000	960,272
2.390%, 06/15/17	480,000	489,198
SLC Student Loan Trust 0.646%, 01/15/19 (c)	590,000	533,896
SLM Student Loan Trust 0.578%, 04/26/21 (c)	1,048,447	1,045,649
1.598%, 10/25/16 (c)	5,010,000	5,090,700
1.798%, 01/25/28 (c)	1,520,000	1,566,176
2.198%, 07/25/23 (c)	4,100,000	4,295,196
SLM Student Loan Trust (144A) 1.907%, 12/15/17 (c)	1,221,222	1,221,544
Structured Asset Securities Corp. 0.506%, 11/25/37 (c)	129,147	123,407

Total Asset-Backed Securities (Identified Cost $41,588,010)		40,481,183

Municipal Bonds & Notes—0.8%
City of Chicago 6.395%, 01/01/40	350,000	371,812
Dallas Area Rapid Transit 5.999%, 12/01/44	375,000	435,086
Metropolitan Transportation Authority 7.336%, 11/15/39	895,000	1,115,716
New York State Dormitory Authority 5.628%, 03/15/39	775,000	809,751
Port Authority of New York & New Jersey 6.040%, 12/01/29	565,000	612,884
State of California 5.450%, 04/01/15	3,300,000	3,554,760
7.300%, 10/01/39	1,515,000	1,603,552
7.350%, 11/01/39	780,000	832,486
7.500%, 04/01/34	520,000	565,750
University of California 5.946%, 05/15/45	560,000	568,204

Total Municipal Bonds & Notes (Identified Cost $9,745,597)		10,470,001

Foreign Government & Agency Obligations—0.7%
Security Description	Par Amount	Value

Regional Government—0.3%
Province of Ontario Canada 1.875%, 11/19/12	$1,615,000	$1,654,417
4.100%, 06/16/14	1,705,000	1,872,997

		3,527,414

Sovereign—0.4%
Hellenic Republic 4.600%, 09/20/40 (EUR)	230,000	180,767
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,924,611
Mexico Government International Bond 5.125%, 01/15/20	385,000	430,237
5.625%, 01/15/17 (a)	475,000	543,400
6.750%, 09/27/34	215,000	267,138
Russian Federation 7.500%, 03/31/30 (c)	161,100	192,386

		5,538,539

Total Foreign Government & Agency Obligations (Identified Cost $8,398,602)		9,065,953

Options Purchased—0.0%
Security Description	Shares	Value

Call Options—0.0%
U.S. Treasury Notes 5 Year Futures @ 121	27,000	17,086

Put Options—0.0%
U.S. Treasury Notes 5 Year Futures @ 117	27,000	1,055

Total Options Purchased (Identified Cost $18,750)		18,141

Convertible Bonds & Notes—0.0%
Security Description	Par Amount	Value

Health Care Equipment & Supplies—0.0%
Conceptus, Inc. 2.250%, 02/15/27	$25,000	23,438

Semiconductors & Semiconductor Equipment—0.0%
Jazz Technologies, Inc. 8.000%, 12/31/11	75,000	75,000
Jazz Technologies, Inc. (144A) 8.000%, 12/31/11	100,000	100,000

		175,000

Specialty Retail—0.0%
Pier 1 Imports, Inc. 6.375%, 02/15/36 (c)	50,000	50,562
Pier 1 Imports, Inc. (144A) 6.375%, 02/15/36 (c)	100,000	101,125

		151,687

Total Convertible Bonds & Notes (Identified Cost $339,633)		350,125

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short Term Investments—4.0%

Security Description	Shares/Par Amount	Value

Mutual Funds—3.7%
State Street Navigator Securities Lending Prime Portfolio (h)	47,891,462	$47,891,462

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $3,885,001 on 10/01/10, collateralized by $3,960,000 Federal Home Loan Bank due 09/22/15 with a value of $3,964,950.	$3,885,000	3,885,000

Total Short Term Investments (Identified Cost $51,776,462)		51,776,462

Total Investments 111.1% (Identified Cost $1,381,896,003) (i)		1,432,663,646
Liabilities in excess of other assets		(143,213,273)

Net Assets—100.0%		$1,289,450,373

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $46,664,834 and the collateral received consisted of cash in the amount of $47,891,462 and non-cash collateral with a value of $178,479. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Non-Income Producing; Defaulted Bond.
(f)	Security was valued in good faith under procedures established by the Board of Directors.
(g)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,381,896,003 and the composition of unrealized appreciation and depreciation of investment securities was $91,132,107 and $(40,364,464), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $53,409,647, which is 4.1% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(GBP)—	British Pound

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
Euro (bought)	Goldman Sachs	10/14/2010	1,785,000	$2,270,877	$2,427,416	$156,539
Euro (bought)	Royal Bank of Scotland	10/14/2010	1,785,000	2,322,821	2,427,416	104,595
Euro (bought)	Citibank	10/14/2010	3,575,000	4,671,603	4,861,632	190,029
Euro (bought)	Royal Bank of Scotland	10/14/2010	3,575,000	4,664,124	4,861,632	197,508
Euro (bought)	Goldman Sachs	10/14/2010	3,950,000	5,043,321	5,371,593	328,272
Euro (bought)	Goldman Sachs	10/14/2010	7,315,000	9,424,275	9,947,646	523,371
Euro (sold)	Royal Bank of Scotland	10/14/2010	1,785,000	2,271,271	2,427,415	(156,144)
Euro (sold)	Goldman Sachs	10/14/2010	1,785,000	2,358,346	2,427,416	(69,070)
Euro (sold)	Goldman Sachs	10/14/2010	1,975,000	2,534,518	2,685,797	(151,279)
Euro (sold)	Citibank	10/14/2010	1,975,000	2,527,812	2,685,797	(157,985)
Euro (sold)	Citibank	10/14/2010	3,575,000	4,651,754	4,861,632	(209,878)
Euro (sold)	Citibank	10/14/2010	3,575,000	4,674,749	4,861,632	(186,883)
Euro (sold)	Citibank	10/14/2010	7,315,000	9,400,435	9,947,646	(547,211)
Euro (sold)	Citibank	11/17/2010	1,094,500	1,391,930	1,488,041	(96,111)
Japanese Yen (bought)	Royal Bank of Scotland	10/14/2010	5,863,410	70,000	70,193	193
Japanese Yen (bought)	BNP Paribas	10/14/2010	297,574,170	3,560,000	3,562,356	2,356
Japanese Yen (bought)	Citibank	10/14/2010	304,186,025	3,575,000	3,641,509	66,509
Japanese Yen (bought)	BNP Paribas	10/14/2010	304,255,250	3,580,000	3,642,337	62,337
Japanese Yen (bought)	Royal Bank of Scotland	10/14/2010	309,005,170	3,610,000	3,699,200	89,200
Japanese Yen (bought)	Morgan Stanley	10/14/2010	400,352,235	4,775,000	4,792,745	17,745
Japanese Yen (bought)	Calyon	10/14/2010	402,132,675	4,795,000	4,814,059	19,059
Japanese Yen (bought)	BNP Paribas	10/14/2010	403,981,415	4,790,000	4,836,191	46,191
Japanese Yen (sold)	Royal Bank of Scotland	10/14/2010	200,895,800	2,380,000	2,404,988	(24,988)
Japanese Yen (sold)	BNP Paribas	10/14/2010	201,775,157	2,395,000	2,415,515	(20,515)
Japanese Yen (sold)	Goldman Sachs	10/14/2010	202,094,890	2,395,000	2,419,343	(24,343)

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
Japanese Yen (sold)	Citibank	10/14/2010	202,331,995	$2,395,000	$2,422,181	$(27,181)
Japanese Yen (sold)	Deutsche	10/14/2010	402,050,225	4,775,000	4,813,072	(38,072)
Japanese Yen (sold)	UBS	10/14/2010	402,582,876	4,775,000	4,819,449	(44,449)
Japanese Yen (sold)	Deutsche	10/14/2010	403,552,090	4,820,000	4,831,052	(11,052)
Japanese Yen (sold)	BNP Paribas	10/14/2010	404,123,260	4,820,000	4,837,889	(17,889)
Pound Sterling (sold)	Citibank	10/20/2010	727,500	1,110,543	1,144,154	(33,611)
Swiss Franc (bought)	Royal Bank of Scotland	10/14/2010	2,295,233	2,271,271	2,340,268	68,997
Swiss Franc (bought)	Goldman Sachs	10/14/2010	2,365,893	2,358,346	2,412,314	53,968
Swiss Franc (bought)	Citibank	10/14/2010	9,540,501	9,400,435	9,727,696	327,261
Swiss Franc (sold)	Goldman Sachs	10/14/2010	2,295,296	2,270,877	2,340,332	(69,455)
Swiss Franc (sold)	Royal Bank of Scotland	10/14/2010	2,330,425	2,322,821	2,376,150	(53,329)
Swiss Franc (sold)	Goldman Sachs	10/14/2010	9,602,876	9,424,275	9,791,295	(367,020)

Net Unrealized Depreciation						$(52,335)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
German Euro Bund Futures	12/8/2010	19	$3,359,701	$3,396,152	$36,451
U.S. Treasury Notes 5 Year Futures	12/31/2010	214	25,884,164	25,865,578	(18,586)
U.S. Treasury Notes 10 Year Futures	12/21/2010	286	36,071,290	36,049,406	(21,884)

Futures Contracts-Short
90 Day Euro Dollar Futures	12/13/2010	(10)	(2,489,773)	(2,491,000)	(1,227)
90 Day Euro Dollar Futures	3/14/2011	(52)	(12,936,619)	(12,946,700)	(10,081)
90 Day Euro Dollar Futures	6/13/2011	(41)	(10,188,462)	(10,200,288)	(11,826)
90 Day Euro Dollar Futures	9/19/2011	(49)	(12,130,496)	(12,178,950)	(48,454)
90 Day Euro Dollar Futures	12/19/2011	(169)	(41,803,646)	(41,954,250)	(150,604)
90 Day Euro Dollar Futures	3/19/2012	(36)	(8,910,603)	(8,924,850)	(14,247)
90 Day Euro Dollar Futures	6/18/2012	(19)	(4,694,398)	(4,703,213)	(8,815)
90 Day Euro Dollar Futures	9/17/2012	(16)	(3,946,006)	(3,954,600)	(8,594)
90 Day Euro Dollar Futures	12/17/2012	(15)	(3,692,134)	(3,700,875)	(8,741)
90 Day Euro Dollar Futures	3/18/2013	(15)	(3,685,971)	(3,694,688)	(8,717)
90 Day Euro Dollar Futures	6/17/2013	(4)	(981,289)	(983,350)	(2,061)
90 Day Euro Dollar Futures	9/16/2013	(2)	(490,370)	(490,725)	(355)
U.S. Treasury Notes 2 Year Futures	12/31/2010	(173)	(37,964,691)	(37,970,797)	(6,106)
U.S. Treasury Bond 30 Year Futures	12/21/2010	(34)	(4,528,694)	(4,546,438)	(17,744)
U.S. Treasury Bond Ultra Long Futures	12/21/2010	(57)	(8,068,433)	(8,053,031)	15,402

Net Unrealized Depreciation					$(286,189)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
4.000% (15 Year TBA)	$(20,800,000)	$(21,658,000)
5.500% (30 Year TBA)	(1,705,232)	(1,808,776)
Federal National Mortgage Association
4.000% (15 Year TBA)	(8,500,000)	(8,853,277)
4.500% (30 Year TBA)	(3,100,000)	(3,212,375)
5.000% (30 Year TBA)	(21,000,000)	(22,102,500)
5.500% (30 Year TBA)	(10,300,000)	(10,938,919)

Total TBA Sale Commitments (Proceeds Cost $(68,755,521))		$(68,573,847)

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$813,055,994	$—	$—	$813,055,994

Total U.S. Government & Treasury Obligations*	—	278,664,050	—	278,664,050

Total Corporate Bonds & Notes*	—	148,186,308	—	148,186,308

Total Mortgage-Backed Securities*	—	80,595,429	—	80,595,429

Total Asset-Backed Securities*	—	40,481,183	—	40,481,183

Total Municipal Bonds & Notes*	—	10,470,001	—	10,470,001

Total Foreign Government & Agency Obligations*	—	9,065,953	—	9,065,953

Total Convertible Bonds & Notes*	—	350,125	—	350,125

Total Options Purchased*	18,141	—	—	18,141

Short Term Investments
Mutual Funds	47,891,462	—	—	47,891,462
Repurchase Agreement	—	3,885,000	—	3,885,000

Total Short Term Investments	47,891,462	3,885,000	—	51,776,462

Total Investments	$860,965,597	$571,698,049	$—	$1,432,663,646

Total TBA Sale Commitments	$—	$(68,573,847)	$—	$(68,573,847)

Futures Contracts**
Futures Contracts Long (Depreciation)	$(4,109)	$—	$—	$(4,109)
Futures Contracts Short (Depreciation)	(282,170)	—	—	(282,170)

Total Futures Contracts	(286,189)	—	—	(286,189)

Forward Contracts**
Forward Currency Contracts (Appreciation)	—	2,254,130	—	2,254,130
Forward Currency Contracts (Depreciation)	—	(2,306,465)	—	(2,306,465)

Total Forward Contracts	—	(52,335)	—	(52,335)

Total Derivative Instruments	$(286,189)	$(52,335)	$—	$(338,524)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forward contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fixed Income
Balance as of December 31, 2009	$0
Transfers In (Out) of Level 3	23
Accrued discounts/premiums	52
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	(75)
Net Purchases (Sales)	0

Balance as of September 30, 2010	$0

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
L-3 Communications Holdings, Inc.	210,000	$15,176,700
Raytheon Co.	460,000	21,026,600

		36,203,300

Auto Components—0.7%
Autoliv, Inc. (a)	180,000	11,759,400

Beverages—0.8%
Dr. Pepper Snapple Group, Inc.	390,000	13,852,800

Building Products—0.0%
Owens Corning (b)	10,000	256,300

Chemicals—1.9%
Albemarle Corp.	70,000	3,276,700
Ashland, Inc.	260,000	12,680,200
Cabot Corp.	120,000	3,908,400
Huntsman Corp.	790,000	9,132,400
Valspar Corp. (a)	70,000	2,229,500

		31,227,200

Commercial Banks—4.2%
Fifth Third Bancorp	1,580,000	19,007,400
KeyCorp.	1,390,000	11,064,400
Regions Financial Corp.	2,730,000	19,847,100
SunTrust Banks, Inc.	660,000	17,047,800
Wells Fargo & Co.	110,000	2,764,300

		69,731,000

Commercial Services & Supplies—0.6%
Avery Dennison Corp.	190,000	7,052,800
Cintas Corp.	120,000	3,306,000

		10,358,800

Communications Equipment—0.6%
Tellabs, Inc.	1,240,000	9,238,000

Computers & Peripherals—2.9%
SanDisk Corp. (b)	340,000	12,461,000
Seagate Technology (b)	1,520,000	17,905,600
Western Digital Corp. (b)	630,000	17,885,700

		48,252,300

Construction & Engineering—0.7%
Chicago Bridge & Iron Co., NV (b)	110,000	2,689,500
URS Corp.	250,000	9,495,000

		12,184,500

Consumer Finance—2.9%
Capital One Financial Corp.	530,000	20,961,500
General Motors Financial Co., Inc. (a) (b)	360,000	8,805,600
SLM Corp. (b)	1,510,000	17,440,500

		47,207,600

Containers & Packaging—0.4%
Sealed Air Corp.	270,000	6,069,600

Diversified Financial Services—6.6%
Bank of America Corp.	3,760,000	49,293,600
Citigroup, Inc. (b)	9,870,000	38,493,000
JPMorgan Chase & Co.	300,000	11,421,000

Security Description	Shares	Value

Diversified Financial Services—(Continued)
The NASDAQ OMX Group, Inc. (b)	480,000	$9,326,400

		108,534,000

Diversified Telecommunication Services—3.7%
AT&T, Inc.	500,000	14,300,000
Frontier Communications Corp. (a)	1,630,000	13,317,100
Qwest Communications International, Inc.	3,340,000	20,941,800
Verizon Communications, Inc.	390,000	12,710,100

		61,269,000

Electric Utilities—1.5%
Edison International	570,000	19,602,300
Pepco Holdings, Inc.	290,000	5,394,000

		24,996,300

Electrical Equipment—1.1%
General Cable Corp. (a) (b)	220,000	5,966,400
Thomas & Betts Corp. (b)	300,000	12,306,000

		18,272,400

Electronic Equipment, Instruments & Components—2.0%
Corning, Inc.	1,370,000	25,043,600
Tech Data Corp. (b)	140,000	5,642,000
Vishay Intertechnology, Inc. (b)	220,000	2,129,600

		32,815,200

Energy Equipment & Services—2.0%
Nabors Industries, Ltd. (b)	920,000	16,615,200
Rowan Cos., Inc. (a) (b)	570,000	17,305,200

		33,920,400

Food & Staples Retailing—1.9%
Safeway, Inc.	900,000	19,044,000
SUPERVALU, Inc.	1,030,000	11,875,900

		30,919,900

Food Products—3.2%
ConAgra Foods, Inc.	720,000	15,796,800
Del Monte Foods Co.	1,090,000	14,289,900
Sara Lee Corp. (a)	460,000	6,177,800
Tyson Foods, Inc.	1,030,000	16,500,600

		52,765,100

Gas Utilities—0.9%
Atmos Energy Corp.	460,000	13,455,000
UGI Corp.	60,000	1,716,600

		15,171,600

Health Care Providers & Services—10.3%
Aetna, Inc.	690,000	21,810,900
AmerisourceBergen Corp.	500,000	15,330,000
Cardinal Health, Inc.	520,000	17,180,800
CIGNA Corp.	240,000	8,587,200
Community Health Systems, Inc. (b)	410,000	12,697,700
Coventry Health Care, Inc. (b)	400,000	8,612,000
Health Net, Inc. (b)	230,000	6,253,700
Humana, Inc. (b)	380,000	19,091,200
McKesson Corp.	180,000	11,120,400
UnitedHealth Group, Inc.	790,000	27,736,900

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
WellPoint, Inc. (b)	400,000	$22,656,000

		171,076,800

Hotels, Restaurants & Leisure—1.1%
Wyndham Worldwide Corp.	650,000	17,855,500

Household Durables—0.8%
Whirlpool Corp.	160,000	12,953,600

Household Products—0.9%
The Procter & Gamble Co.	240,000	14,392,800

Independent Power Producers & Energy Traders—1.6%
Constellation Energy Group, Inc.	560,000	18,054,400
The AES Corp. (b)	690,000	7,831,500

		25,885,900

Industrial Conglomerates—1.9%
General Electric Co.	1,490,000	24,212,500
Textron, Inc.	390,000	8,018,400

		32,230,900

Insurance—7.8%
American Financial Group, Inc.	574,000	17,552,920
Assurant, Inc.	420,000	17,094,000
Axis Capital Holdings, Ltd.	290,000	9,552,600
Berkshire Hathaway, Inc. (Class B) (b)	90,000	7,441,200
Genworth Financial, Inc. (Class A) (b)	1,430,000	17,474,600
HCC Insurance Holdings, Inc.	590,000	15,393,100
Prudential Financial, Inc.	220,000	11,919,600
Unum Group	830,000	18,384,500
XL Group plc	670,000	14,512,200

		129,324,720

Internet & Catalog Retail—0.4%
Liberty Media Interactive (Series A) (b)	480,000	6,580,800

IT Services—0.2%
Amdocs, Ltd. (b)	120,000	3,439,200

Machinery—0.4%
Trinity Industries, Inc. (a)	260,000	5,790,200

Media—6.3%
CBS Corp. (Class B)	1,190,000	18,873,400
Comcast Corp. (Class A)	1,190,000	21,515,200
DISH Network Corp. (b)	560,000	10,729,600
Gannett Co., Inc.	1,360,000	16,632,800
Liberty Global, Inc. (Series A) (b)	400,000	12,324,000
News Corp. (Class A)	1,730,000	22,593,800
The New York Times Co. (Class A) (b)	220,000	1,702,800

		104,371,600

Metals & Mining—0.5%
Alcoa, Inc.	750,000	9,082,500

Security Description	Shares	Value

Multi-Utilities—1.6%
Ameren Corp.	310,000	$8,804,000
CMS Energy Corp.	750,000	13,515,000
Integrys Energy Group, Inc. (a)	90,000	4,685,400

		27,004,400

Multiline Retail—1.2%
Macy’s, Inc.	870,000	20,088,300

Oil, Gas & Consumable Fuels—6.3%
Chevron Corp.	170,000	13,778,500
Cimarex Energy Co.	110,000	7,279,800
Marathon Oil Corp.	660,000	21,846,000
SM Energy Co.	90,000	3,371,400
Spectra Energy Corp.	460,000	10,373,000
Sunoco, Inc.	310,000	11,315,000
The Williams Cos., Inc.	880,000	16,816,800
Valero Energy Corp.	1,140,000	19,961,400

		104,741,900

Paper & Forest Products—1.8%
Domtar Corp.	150,000	9,687,000
International Paper Co.	770,000	16,747,500
MeadWestvaco Corp.	120,000	2,925,600

		29,360,100

Pharmaceuticals—6.5%
Bristol-Myers Squibb Co.	850,000	23,043,500
Eli Lilly & Co.	680,000	24,840,400
Endo Pharmaceuticals Holdings, Inc. (b)	498,000	16,553,520
Forest Laboratories, Inc. (b)	630,000	19,485,900
Johnson & Johnson	130,000	8,054,800
King Pharmaceuticals, Inc. (b)	920,000	9,163,200
Pfizer, Inc.	350,000	6,009,500

		107,150,820

Road & Rail—0.5%
Ryder System, Inc.	200,000	8,554,000

Semiconductors & Semiconductor Equipment—2.9%
Fairchild Semiconductor International, Inc. (b)	650,000	6,110,000
Intel Corp.	1,370,000	26,345,100
National Semiconductor Corp.	1,280,000	16,345,600

		48,800,700

Software—1.0%
CA Technologies	770,000	16,262,400

Specialty Retail—3.2%
Foot Locker, Inc.	190,000	2,760,700
GameStop Corp. (Class A) (b)	820,000	16,162,200
Limited Brands, Inc.	610,000	16,335,800
Signet Jewelers, Ltd. (b)	40,000	1,269,600
The Gap, Inc.	870,000	16,216,800

		52,745,100

MSF-44

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—0.3%
WESCO International, Inc. (a) (b)	130,000	$5,107,700

Wireless Telecommunication Services—1.3%
Sprint Nextel Corp. (b)	4,620,000	21,390,600

Total Common Stock (Identified Cost $1,563,246,804)		1,649,195,240

Short Term Investments—0.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—0.6%
State Street Navigator Securities Lending
Prime Portfolio (c)	9,508,094	$9,508,094

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $5,659,002 on 10/01/10, collateralized by $5,765,000 Federal National Mortgage Association due 09/21/15 with a value of $5,772,206.	$5,659,000	5,659,000

Total Short Term Investments (Identified Cost $15,167,094)		15,167,094

Total Investments—100.5% (Identified Cost $1,578,413,898) (d)		1,664,362,334
Liabilities in excess of other assets		(7,993,094)

Net Assets—100.0%		$1,656,369,240

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $9,204,936 and the collateral received consisted of cash in the amount of $9,508,094. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,578,413,898 and the composition of unrealized appreciation and depreciation of investment securities was $149,491,752 and $ (63,543,316), respectively.

MSF-45

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,649,195,240	$—	$—	$1,649,195,240

Short Term Investments
Mutual Funds	9,508,094	—	—	9,508,094
Repurchase Agreement	—	5,659,000	—	5,659,000

Total Short Term Investments	9,508,094	5,659,000	—	15,167,094

Total Investments	$1,658,703,334	$5,659,000	$—	$1,664,362,334

*	See Schedule of Investments for additional detailed categorizations.

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—99.5% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—2.2%
United Parcel Service, Inc. (Class B)	251,500	$16,772,535

Airlines—2.8%
Delta Air Lines, Inc. (a)	1,286,500	14,974,860
United Continental Holdings, Inc. (a)	264,000	6,238,320

		21,213,180

Automobiles—0.8%
Ford Motor Co. (a)	520,100	6,366,024

Beverages—2.4%
The Coca-Cola Co.	313,297	18,334,140

Biotechnology—2.0%
Alexion Pharmaceuticals, Inc. (a)	59,700	3,842,292
Amgen, Inc. (a)	97,100	5,351,181
Dendreon Corp. (a)	140,900	5,802,262

		14,995,735

Capital Markets—0.8%
Jefferies Group, Inc.	265,600	6,026,464

Chemicals—0.8%
Ecolab, Inc.	122,400	6,210,576

Commercial Banks—1.2%
Wells Fargo & Co.	362,800	9,117,164

Communications Equipment—4.0%
Cisco Systems, Inc. (a)	554,637	12,146,550
F5 Networks, Inc. (a)	87,000	9,031,470
QUALCOMM, Inc.	197,200	8,897,664

		30,075,684

Computers & Peripherals—8.6%
Apple, Inc. (a)	161,017	45,688,574
NetApp, Inc. (a)	302,400	15,056,496
Seagate Technology (a)	358,600	4,224,308

		64,969,378

Consumer Finance—1.0%
American Express Co.	182,800	7,683,084

Diversified Financial Services—1.8%
Moody’s Corp. (b)	532,000	13,289,360

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	152,200	4,960,198

Energy Equipment & Services—1.9%
Schlumberger, Ltd.	231,493	14,262,284

Food & Staples Retailing—1.1%
Whole Foods Market, Inc. (a)	229,200	8,505,612

Health Care Providers & Services—3.1%
Express Scripts, Inc. (a)	303,700	14,790,190
Lincare Holdings, Inc.	339,399	8,515,521

		23,305,711

Security Description	Shares	Value

Health Care Technology—1.2%
Cerner Corp. (a) (b)	110,800	$9,306,092

Hotels, Restaurants & Leisure—5.1%
Ctrip.com International, Ltd. (ADR)	177,800	8,489,950
Darden Restaurants, Inc.	24,800	1,060,944
Las Vegas Sands Corp. (a) (b)	378,280	13,183,058
Starbucks Corp.	340,100	8,699,758
Starwood Hotels & Resorts Worldwide, Inc. (b)	136,510	7,173,600

		38,607,310

Household Durables—0.6%
Stanley Black & Decker, Inc.	73,300	4,491,824

Household Products—2.3%
The Procter & Gamble Co.	288,500	17,301,345

Internet & Catalog Retail—4.6%
Amazon.com, Inc. (a)	146,900	23,072,114
NetFlix, Inc. (a)	74,600	12,097,136

		35,169,250

Internet Software & Services—5.7%
Akamai Technologies, Inc. (a)	126,400	6,342,752
Baidu, Inc. (ADR) (a)	85,800	8,804,796
Google, Inc. (Class A) (a)	53,555	28,158,683

		43,306,231

IT Services—1.3%
Cognizant Technology Solutions Corp. (Class A) (a) (b)	146,900	9,470,643

Life Sciences Tools & Services—2.5%
Covance, Inc. (a) (b)	227,700	10,654,083
Illumina, Inc. (a)	166,900	8,211,480

		18,865,563

Machinery—8.8%
Caterpillar, Inc.	54,400	4,280,192
Cummins, Inc.	124,800	11,304,384
Danaher Corp.	480,800	19,525,288
Joy Global, Inc.	210,700	14,816,424
PACCAR, Inc. (b)	349,200	16,813,980

		66,740,268

Media—1.4%
CBS Corp. (Class B)	656,510	10,412,249

Metals & Mining—1.3%
Agnico-Eagle Mines, Ltd.	49,500	3,515,985
Freeport-McMoRan Copper & Gold, Inc.	71,625	6,116,059

		9,632,044

Multiline Retail—3.3%
Kohl’s Corp. (a)	246,922	13,007,851
Target Corp.	218,500	11,676,640

		24,684,491

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—4.3%
Anadarko Petroleum Corp.	155,000	$8,842,750
EOG Resources, Inc.	142,800	13,276,116
Massey Energy Co. (b)	330,700	10,258,314

		32,377,180

Personal Products—1.4%
Avon Products, Inc.	327,600	10,519,236

Pharmaceuticals—1.9%
Abbott Laboratories	271,000	14,157,040

Professional Services—1.0%
Manpower, Inc.	142,700	7,448,940

Semiconductors & Semiconductor Equipment—4.9%
Altera Corp.	234,800	7,081,568
Broadcom Corp.	230,300	8,150,317
Cree, Inc. (a) (b)	127,000	6,894,830
Lam Research Corp. (a)	180,266	7,544,132
Micron Technology, Inc. (a)	1,046,900	7,548,149

		37,218,996

Software—10.2%
Check Point Software Technologies, Ltd. (a)	354,920	13,107,196
Microsoft Corp.	843,300	20,652,417
Oracle Corp.	447,200	12,007,320
Red Hat, Inc. (a)	278,200	11,406,200
Salesforce.com, Inc. (a) (b)	124,458	13,914,404
VMware, Inc. (a) (b)	70,700	6,005,258

		77,092,795

Specialty Retail—1.8%
Home Depot, Inc.	302,000	9,567,360
Urban Outfitters, Inc. (a) (b)	139,400	4,382,736

		13,950,096

Wireless Telecommunication Services—0.7%
NII Holdings, Inc. (a)	136,700	5,618,370

Total Common Stock (Identified Cost $609,509,326)		752,457,092

Short Term Investments—3.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (c)	21,788,964	$21,788,964

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $6,820,002 on 10/01/10, collateralized by $6,950,000 Federal Home Loan Bank due 09/22/15 with a value of $6,958,688.	$6,820,000	6,820,000

Total Short Term Investments (Identified Cost $28,608,964)		28,608,964

Total Investments—103.3% (Identified Cost $638,118,290) (d)		781,066,056
Liabilities in excess of other assets		(24,609,795)

Net Assets—100.0%		$756,456,261

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $ 21,418,499 and the collateral received consisted of cash in the amount of $ 21,788,964. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $638,118,290 and the composition of unrealized appreciation and depreciation of investment securities was $154,988,035 and $ (12,040,269), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$752,457,092	$—	$—	$752,457,092

Short Term Investments
Mutual Funds	21,788,964	—	—	21,788,964
Repurchase Agreement	—	6,820,000	—	6,820,000

Total Short Term Investments	21,788,964	6,820,000	—	28,608,964

Total Investments	$774,246,056	$6,820,000	$—	$781,066,056

*	See Schedule of Investments for additional detailed categorizations.

MSF-49

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Commercial Paper—38.9% of Net Assets

Security Description	Par Amount	Value

Asset Backed—24.9%
Amstel Funding Corp. 0.370%, 10/07/10	$20,000,000	$19,998,767
Amsterdam Funding Corp. 0.291%, 11/01/10	25,000,000	24,991,604
0.310%, 01/06/11	15,000,000	14,987,471
0.350%, 02/02/11	25,000,000	24,969,861
Argento Variable Funding Co., Ltd. 0.292%, 11/02/10	10,000,000	9,996,356
0.373%, 02/14/11	15,000,000	14,968,267
Cancara Asset Securitization, LLC 0.290%, 10/22/10	20,000,000	19,994,750
0.290%, 10/25/10	20,000,000	19,994,000
0.290%, 10/26/10	30,000,000	29,990,625
0.293%, 11/03/10	15,000,000	14,994,775
Clipper Receivables Co. 0.440%, 02/15/11	15,000,000	14,974,883
CRC Funding, LLC 0.230%, 10/05/10	25,000,000	24,998,611
0.300%, 01/06/11	20,000,000	19,983,833
Grampian Funding, Ltd. 0.170%, 10/22/10	14,000,000	13,996,162
0.300%, 11/08/10	15,000,000	14,995,250
Jupiter Securitization Co., LLC 0.316%, 12/16/10	15,000,000	14,990,183
Nieuw Amsterdam Receivables Corp. 0.260%%, 10/25/10	17,000,000	16,997,053
Romulus Funding Corp. 0.420%, 10/01/10	25,000,000	25,000,000
0.380%, 10/13/10	7,000,000	6,999,113
0.360%, 10/15/10	15,000,000	14,997,900
Starbird Funding Corp. 0.190%, 10/01/10	50,129,000	50,129,000
Straight-A Funding, LLC 0.300%, 12/01/10	17,045,000	17,038,069
1.000%, 10/01/10	25,000,000	25,000,000
Thames Asset Global Securitization 0.290%, 10/19/10	20,000,000	19,995,500
Windmill Funding Corp. 0.280%, 11/15/10	20,000,000	19,993,000
0.300%, 01/14/11	25,000,000	24,978,125

		519,953,158

Capital Markets—1.0%
State Street Corp. 0.310%, 02/22/11	20,000,000	19,975,200

Commercial Banks—9.7%
BNZ International Funding, Ltd. 0.380%, 02/28/11	45,000,000	44,928,750
Danske Corp. 0.300%, 12/03/10	25,000,000	24,986,875
0.406%, 10/08/10	40,000,000	39,996,889
Dexia Delaware, LLC 0.340%, 10/07/10	20,000,000	19,998,867
0.370%, 10/01/10	24,000,000	24,000,000
Natexis Banques Populaires Group 0.240%, 10/01/10	49,000,000	49,000,000

		202,911,381

Security Description	Par Amount	Value

Yankee—3.3%
BPCE S.A. 0.225%, 10/18/10	$30,000,000	$29,995,042
0.263%, 11/03/10	15,000,000	14,993,675
0.266%, 11/08/10	10,000,000	9,995,355
Westpac Securities NZ, Ltd. 0.300%, 01/24/11	15,000,000	14,985,625

		69,969,697

Total Commercial Paper (Identified Cost $812,809,436)		812,809,436

Certificate of Deposit—34.2%

Capital Markets—0.7%
State Street Bank & Trust Co. 0.390%, 02/10/11 (a)	15,000,000	15,000,000

Commercial Banks—14.1%
BBVA S.A. 0.347%, 12/13/10 (a)	7,100,000	7,100,000
BNP Paribas S.A. 0.354%, 10/15/10 (a)	15,000,000	15,000,000
0.600%, 11/01/10 (a)	10,000,000	10,000,000
0.420%, 11/03/10 (a)	40,000,000	40,000,000
0.340%, 12/01/10 (a)	10,000,000	10,000,000
BNZ International Funding, Ltd. 0.338%, 02/04/11 (a)	15,500,000	15,500,541
Canadian Imperial Bank 0.420%, 01/31/11 (a)	10,000,000	10,000,000
Credit Agricole CIB 0.588%, 10/12/10 (a)	20,000,000	20,000,000
Credit Industriel et Commercial 0.510%, 02/09/11	7,500,000	7,500,000
KBC Bank N.V. 0.650%, 10/21/10	15,000,000	15,001,079
0.650%, 11/22/10	15,000,000	15,000,865
0.610%, 12/01/10	15,000,000	15,000,507
Rabobank Nederland NV 0.258%, 01/10/11 (a)	10,000,000	10,000,000
0.570%, 01/18/11 (a)	13,000,000	13,000,000
0.347%, 09/15/11 (a)	15,000,000	15,000,000
UBS AG 0.590%, 11/18/10 (a)	15,000,000	15,000,000
UniCredito Italiano S.p.A. 0.530%, 11/10/10	15,000,000	15,000,000
0.680%, 11/10/10 (a)	20,000,000	20,000,000
Westpac Banking Corp. 0.307%, 10/19/10 (a)	12,360,000	12,360,000
0.318%, 10/21/10 (a)	14,030,000	14,030,000

		294,492,992

Diversified Financial Services—15.8%
Bank of Montreal 0.306%, 08/29/11 (a)	8,000,000	8,000,000
Bank of Nova Scotia 0.395%, 10/15/10 (a)	10,000,000	9,999,981

MSF-50

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Barclays Bank plc 0.440%, 11/05/10 (a)	$20,000,000	$20,000,000
0.500%, 11/18/10 (a)	20,000,000	20,000,000
0.400%, 12/06/10 (a)	15,000,000	15,000,000
0.420%, 02/18/11 (a)	15,000,000	15,000,000
0.400%, 03/04/11	10,000,000	10,000,000
LLoyds TSB Bank plc 0.615%, 02/11/11 (a)	15,000,000	15,000,000
0.550%, 02/18/11 (a)	15,000,000	15,000,000
RBC Royal Bank 0.257%, 11/12/10 (a)	22,500,000	22,500,000
0.257%, 11/17/10 (a)	25,000,000	25,000,000
Royal Bank of Scotland plc 0.550%, 11/01/10 (a)	25,000,000	25,000,000
0.510%, 03/01/11 (a)	15,000,000	15,000,000
Societe Generale 0.570%, 10/18/10 (a)	20,000,000	20,000,000
0.460%, 10/27/10 (a)	25,000,000	25,000,090
0.545%, 02/03/11 (a)	19,500,000	19,500,000
Svenska Handelsbanken 0.425%, 10/25/10 (a)	9,000,000	9,000,030
TD Bank Financial Group 0.258%, 11/05/10 (a)	15,000,000	15,000,000
0.258%, 12/09/10 (a)	20,000,000	20,000,000
0.258%, 02/04/11 (a)	6,000,000	6,000,000

		330,000,101

Yankee—3.6%
Abbey National Treasury Services 0.277%, 11/17/10 (a)	22,000,000	22,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.300%, 11/12/10 (a)	20,000,000	20,000,000
Eksportfinans AS 0.353%, 11/09/10 (a)	15,000,000	15,000,000
Westpac Securities NZ, Ltd. 0.377%, 11/05/10 (a)	19,200,000	19,200,000

		76,200,000

Total Certificate of Deposit (Identified Cost $715,693,093)		715,693,093

U.S. Treasury & Government Obligations—27.1%
Security Description	Par Amount	Value

Federal Agencies—9.0%
Federal Home Loan Bank 0.160%, 11/05/10	$25,000,000	$24,996,111
0.473%, 10/06/11 (a)	20,000,000	19,991,760
Federal Home Loan Mortgage Corp. 0.180%, 12/13/10	25,000,000	24,990,875
0.206%, 12/29/11 (a)	19,000,000	18,988,065
0.217%, 02/16/12 (a)	15,000,000	14,991,670
0.228%, 04/03/12 (a)	20,000,000	19,987,772
Federal National Mortgage Association 0.160%, 10/18/10	30,000,000	29,997,733
0.246%, 07/26/12 (a)	20,000,000	19,992,733
0.276%, 08/23/12 (a)	15,000,000	14,991,370

		188,928,089

U.S. Treasury—18.1%
U.S. Treasury Bills 0.010%, 10/28/10	20,000,000	19,996,460
0.010%, 11/04/10	50,000,000	49,988,690
0.010%, 12/09/10	50,000,000	49,984,187
0.010%, 01/27/11	20,000,000	19,986,889
0.118%, 11/26/10	30,000,000	29,994,517
0.143%, 11/18/10	20,000,000	19,996,200
0.188%, 02/24/11	15,000,000	14,988,594
0.190%, 03/17/11	20,000,000	19,982,419
0.190%, 03/24/11	35,000,000	34,967,943
0.265%, 09/22/11	15,000,000	14,960,692
1.000%, 11/12/10	22,000,000	21,994,353
U.S. Treasury Notes 0.875%, 01/31/11	15,000,000	15,031,176
0.875%, 02/28/11	31,000,000	31,076,911
4.500%, 02/28/11	20,000,000	20,352,079
4.875%, 05/31/11	15,000,000	15,459,704

		378,760,814

Total U.S. Treasury & Government Obligations (Identified Cost $567,688,903)		567,688,903

Total Investments—100.2% (Identified Cost $2,096,191,432) (b)		2,096,191,432
Liabilities in excess of other assets		(3,383,073)

Net Assets—100.0%		$2,092,808,359

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,096,191,432.

MSF-51

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Commercial Paper*	$—	$812,809,436	$—	$812,809,436

Total Certificate of Deposits*	—	715,693,093	—	715,693,093

Total U.S. Treasury & Government Obligations*	—	567,688,903	—	567,688,903

Total Investments	$—	$2,096,191,432	$—	$2,096,191,432

*	See Schedule of Investments for additional detailed categorizations.

MSF-52

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—93.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Lockheed Martin Corp.	159,041	$11,336,442

Automobiles—0.9%
Harley-Davidson, Inc. (a)	1,102,970	31,368,467

Beverages—4.4%
Diageo plc (ADR)	667,800	46,084,878
Heineken Holding NV (EUR)	957,066	41,811,435
The Coca-Cola Co.	1,177,610	68,913,737

		156,810,050

Capital Markets—6.2%
Ameriprise Financial, Inc.	627,596	29,704,119
GAM Holding, Ltd. (CHF)	730,824	11,107,906
Julius Baer Group, Ltd. (CHF)	946,244	34,554,664
The Bank of New York Mellon Corp. (a)	4,854,954	126,859,948
The Charles Schwab Corp.	124,000	1,723,600
The Goldman Sachs Group, Inc.	126,530	18,293,708

		222,243,945

Chemicals—1.7%
Air Products & Chemicals, Inc.	67,798	5,615,030
Monsanto Co.	475,418	22,786,785
Potash Corp. of Saskatchewan, Inc.	133,526	19,233,085
Praxair, Inc.	145,275	13,112,522

		60,747,422

Commercial Banks—3.8%
Wells Fargo & Co.	5,364,886	134,819,585

Commercial Services & Supplies—1.3%
Iron Mountain, Inc. (a)	2,139,560	47,797,770

Computers & Peripherals—0.9%
Hewlett-Packard Co.	771,530	32,458,267

Construction Materials—1.1%
Martin Marietta Materials, Inc. (a)	384,700	29,610,359
Vulcan Materials Co. (a)	247,036	9,120,569

		38,730,928

Consumer Finance—4.2%
American Express Co.	3,620,424	152,166,421

Containers & Packaging—1.9%
Sealed Air Corp. (a)	2,994,241	67,310,538

Diversified Financial Services—0.9%
Bank of America Corp.	283,391	3,715,256
JPMorgan Chase & Co.	124,482	4,739,030
Moody’s Corp. (a)	956,650	23,897,117

		32,351,403

Electrical Equipment—0.4%
ABB, Ltd. (ADR)	676,690	14,291,693

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.9%
Agilent Technologies, Inc. (b)	967,860	$32,297,488

Energy Equipment & Services—0.8%
Schlumberger, Ltd.	98,060	6,041,477
Transocean, Ltd. (b)	327,764	21,071,947

		27,113,424

Food & Staples Retailing—7.3%
Costco Wholesale Corp. (a)	2,266,600	146,173,034
CVS Caremark Corp.	3,692,311	116,197,027

		262,370,061

Food Products—1.5%
Mead Johnson Nutrition Co.	205,020	11,667,688
Nestle S.A. (CHF) (a)	342,507	18,287,822
The Hershey Co. (a)	256,652	12,214,069
Unilever NV	449,320	13,425,682

		55,595,261

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.	597,780	28,520,084
Becton, Dickinson & Co. (a)	423,509	31,382,017

		59,902,101

Health Care Providers & Services—1.8%
Express Scripts, Inc. (b)	1,318,600	64,215,820

Household Durables—0.1%
Hunter Douglas NV (EUR)	126,751	5,086,003

Household Products—1.7%
The Procter & Gamble Co.	1,047,510	62,819,175

Industrial Conglomerates—0.7%
Tyco International, Ltd.	709,962	26,076,904

Insurance—11.3%
AON Corp.	79,510	3,109,636
Berkshire Hathaway, Inc. (Class A) (a) (b)	1,208	150,396,000
Everest Re Group, Ltd.	66,000	5,707,020
Fairfax Financial Holdings, Ltd.	36,440	14,835,187
Fairfax Financial Holdings, Ltd. (144A) (CAD)	17,220	7,008,772
Loews Corp.	2,582,844	97,889,787
Markel Corp. (a) (b)	9,270	3,194,349
The Progressive Corp.	4,280,451	89,333,012
Transatlantic Holdings, Inc. (a)	714,146	36,292,900

		407,766,663

Internet & Catalog Retail—0.3%
Liberty Media Interactive (Series A) (a) (b)	660,550	9,056,140

Internet Software & Services—1.2%
Google, Inc. (Class A) (b)	84,358	44,354,593

IT Services—0.3%
Visa, Inc. (a)	122,340	9,084,968

MSF-53

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—0.9%
China Shipping Development Co., Ltd. (HKD)	7,390,000	$10,140,462
Kuehne & Nagel International AG (CHF)	183,099	22,048,369

		32,188,831

Media—1.2%
Grupo Televisa S.A. (ADR)	750,110	14,192,081
Liberty Media Starz Group (Series A) (b)	52,807	3,426,118
News Corp. (Class A)	1,619,424	21,149,678
The Walt Disney Co. (a)	129,880	4,300,327

		43,068,204

Metals & Mining—1.0%
BHP Billiton plc (GBP)	500,522	16,001,935
Rio Tinto plc (GBP)	322,232	18,945,288

		34,947,223

Oil, Gas & Consumable Fuels—13.4%
Canadian Natural Resources, Ltd.	2,547,300	88,136,580
China Coal Energy Co. (H Shares) (HKD)	15,836,600	26,072,748
Devon Energy Corp.	1,592,476	103,096,896
EOG Resources, Inc.	1,295,200	120,414,744
Occidental Petroleum Corp.	1,497,430	117,248,769
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	2,054,600	26,693,336

		481,663,073

Paper & Forest Products—1.0%
Sino-Forest Corp. (CAD) (b)	2,195,970	36,562,170
Sino-Forest Corp. (144A) (CAD) (b)	66,100	1,100,543

		37,662,713

Personal Products—0.2%
Natura Cosmeticos S.A. (BRL)	219,600	5,887,226

Pharmaceuticals—7.9%
Johnson & Johnson	1,387,866	85,992,177
Merck & Co., Inc.	2,587,710	95,253,605
Pfizer, Inc.	3,835,000	65,846,950
Roche Holding AG (CHF)	271,460	37,133,238

		284,225,970

Professional Services—0.7%
Dun & Bradstreet Corp.	333,800	24,747,932

Real Estate Management & Development—1.1%
Brookfield Asset Management, Inc.	465,521	13,206,831
Hang Lung Group, Ltd. (HKD)	4,220,000	27,543,224

		40,750,055

Semiconductors & Semiconductor Equipment—1.9%
Texas Instruments, Inc.	2,505,713	68,005,051

Software—1.7%
Activision Blizzard, Inc. (a)	1,578,500	17,079,370
Microsoft Corp.	1,785,750	43,733,017

		60,812,387

Security Description	Shares	Value

Specialty Retail—2.8%
Bed Bath & Beyond, Inc. (b)	1,407,900	$61,116,939
CarMax, Inc. (a) (b)	1,413,919	39,391,783

		100,508,722

Tobacco—1.1%
Philip Morris International, Inc.	683,763	38,304,403

Transportation Infrastructure—1.0%
China Merchants Holdings International Co., Ltd. (HKD)	9,526,106	34,566,611
LLX Logistica S.A. (BRL) (b)	447,100	2,439,398

		37,006,009

Wireless Telecommunication Services—0.4%
América Movil S.A.B. de C.V. (ADR)	278,040	14,827,873

Total Common Stock (Identified Cost $2,798,950,335)		3,372,777,204

Corporate Bonds & Notes—1.0%
Security Description	Par Amount	Value

Automobiles—0.7%
Harley-Davidson, Inc. 15.000%, 02/01/14	$19,000,000	25,177,660

Containers & Packaging—0.3%
Sealed Air Corp. (144A) 12.000%, 02/14/14	10,000,000	11,650,130

Total Corporate Bonds & Notes (Identified Cost $29,000,000)		36,827,790

Convertible Bonds & Notes—0.2%

Paper & Forest Products—0.2%
Sino-Forest Corp. (144A) 5.000%, 08/01/13	5,844,000	6,574,500

Total Convertible Bonds & Notes (Identified Cost $5,844,000)		6,574,500

Short Term Investments—10.1%

Commercial Paper—4.8%
Intesa Funding, LLC 0.240%, 10/04/10	40,648,000	40,647,187
0.240%, 10/06/10	38,492,000	38,490,717
Societe Generale N.A., Inc. 0.220%, 10/01/10	45,362,000	45,362,000
0.220%, 10/05/10	48,334,000	48,332,819

		172,832,723

MSF-54

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Par Amount	Value

Mutual Funds—5.3%
State Street Navigator Securities Lending Prime Portfolio (c)	189,846,251	$189,846,251

Total Short Term Investments (Identified Cost $362,678,974)		362,678,974

Total Investments—105.2% (Identified Cost $3,196,473,309) (d)		3,778,858,468
Liabilities in excess of other assets		(186,612,748)

Net Assets—100.0%		$3,592,245,720

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $190,052,775 and the collateral received consisted of cash in the amount of $189,846,251 and non-cash collateral with a value of $4,082,528. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $3,171,760,112 and the composition of unrealized appreciation and depreciation of investment securities was $729,686,938 and $ (122,588,582), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $26,333,945, which is 0.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

MSF-55

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$11,336,442	$—	$—	$11,336,442
Automobiles	31,368,467	—	—	31,368,467
Beverages	114,998,615	41,811,435	—	156,810,050
Capital Markets	176,581,375	45,662,570	—	222,243,945
Chemicals	60,747,422	—	—	60,747,422
Commercial Banks	134,819,585	—	—	134,819,585
Commercial Services & Supplies	47,797,770	—	—	47,797,770
Computers & Peripherals	32,458,267	—	—	32,458,267
Construction Materials	38,730,928	—	—	38,730,928
Consumer Finance	152,166,421	—	—	152,166,421
Containers & Packaging	67,310,538	—	—	67,310,538
Diversified Financial Services	32,351,403	—	—	32,351,403
Electrical Equipment	14,291,693	—	—	14,291,693
Electronic Equipment, Instruments & Components	32,297,488	—	—	32,297,488
Energy Equipment & Services	27,113,424	—	—	27,113,424
Food & Staples Retailing	262,370,061	—	—	262,370,061
Food Products	37,307,439	18,287,822	—	55,595,261
Health Care Equipment & Supplies	59,902,101	—	—	59,902,101
Health Care Providers & Services	64,215,820	—	—	64,215,820
Household Durables	—	5,086,003	—	5,086,003
Household Products	62,819,175	—	—	62,819,175
Industrial Conglomerates	26,076,904	—	—	26,076,904
Insurance	407,766,663	—	—	407,766,663
Internet & Catalog Retail	9,056,140	—	—	9,056,140
Internet Software & Services	44,354,593	—	—	44,354,593
IT Services	9,084,968	—	—	9,084,968
Marine	—	32,188,831	—	32,188,831
Media	43,068,204	—	—	43,068,204
Metals & Mining	—	34,947,223	—	34,947,223
Oil, Gas & Consumable Fuels	455,590,325	26,072,748	—	481,663,073
Paper & Forest Products	37,662,713	—	—	37,662,713
Personal Products	5,887,226	—	—	5,887,226
Pharmaceuticals	247,092,732	37,133,238	—	284,225,970
Professional Services	24,747,932	—	—	24,747,932
Real Estate Management & Development	13,206,831	27,543,224	—	40,750,055
Semiconductors & Semiconductor Equipment	68,005,051	—	—	68,005,051
Software	60,812,387	—	—	60,812,387
Specialty Retail	100,508,722	—	—	100,508,722
Tobacco	38,304,403	—	—	38,304,403
Transportation Infrastructure	2,439,398	34,566,611	—	37,006,009
Wireless Telecommunication Services	14,827,873	—	—	14,827,873

Total Common Stock	3,069,477,499	303,299,705	—	3,372,777,204

Total Corporate Bonds & Notes*	—	36,827,790	—	36,827,790

Total Convertible Bonds & Notes*	—	6,574,500	—	6,574,500

Short Term Investments
Commercial Paper	—	172,832,723	—	172,832,723
Mutual Funds	189,846,251	—	—	189,846,251

Total Short Term Investments	189,846,251	172,832,723	—	362,678,974

Total Investments	$3,259,323,750	$519,534,718	$—	$3,778,858,468

*	See Schedule of Investments for additional detailed categorizations.

MSF-56

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Honeywell International, Inc.	93,850	$4,123,769
Precision Castparts Corp. (a)	31,070	3,956,765
United Technologies Corp.	83,510	5,948,417

		14,028,951

Auto Components—0.7%
Dana Holding Corp. (b)	247,530	3,049,570

Beverages—1.0%
Molson Coors Brewing Co.	92,980	4,390,516

Biotechnology—1.0%
Biogen Idec, Inc. (b)	81,710	4,585,565

Building Products—0.4%
USG Corp. (a) (b)	134,630	1,775,770

Capital Markets—5.2%
Morgan Stanley	331,540	8,182,407
TD Ameritrade Holding Corp. (a) (b)	336,420	5,433,183
The Goldman Sachs Group, Inc.	65,920	9,530,714

		23,146,304

Commercial Banks—3.8%
Wells Fargo & Co.	679,620	17,078,850

Commercial Services & Supplies—1.3%
Pitney Bowes, Inc.	107,430	2,296,853
R.R. Donnelley & Sons Co.	202,400	3,432,704

		5,729,557

Computers & Peripherals—6.0%
Apple, Inc. (b)	15,380	4,364,075
Dell, Inc. (b)	561,050	7,271,208
Hewlett-Packard Co.	146,640	6,169,145
Seagate Technology (b)	338,900	3,992,242
Western Digital Corp. (b)	183,990	5,223,476

		27,020,146

Containers & Packaging—0.6%
Owens-Illinois, Inc. (b)	93,820	2,632,589

Diversified Financial Services—12.2%
Bank of America Corp.	1,274,530	16,709,088
Citigroup, Inc. (b)	1,699,690	6,628,791
CME Group, Inc.	24,400	6,354,980
Interactive Brokers Group, Inc. (a) (b)	204,480	3,519,101
JPMorgan Chase & Co.	487,138	18,545,344
PHH Corp. (a) (b)	141,090	2,971,355

		54,728,659

Diversified Telecommunication Services—4.7%
AT&T, Inc.	274,120	7,839,832
CenturyTel, Inc. (a)	117,932	4,653,597
Qwest Communications International, Inc. (a)	1,327,430	8,322,986

		20,816,415

Security Description	Shares	Value

Electric Utilities—3.3%
Allegheny Energy, Inc.	193,840	$4,752,957
Edison International	123,310	4,240,631
Exelon Corp.	137,580	5,858,156

		14,851,744

Energy Equipment & Services—0.8%
Ensco plc (ADR)	83,900	3,752,847

Food & Staples Retailing—4.9%
CVS Caremark Corp.	306,050	9,631,394
Wal-Mart Stores, Inc.	228,270	12,217,010

		21,848,404

Food Products—1.6%
Kraft Foods, Inc. (Class A) (a)	230,190	7,103,663

Health Care Equipment & Supplies—1.4%
C.R. Bard, Inc.	41,300	3,363,059
Kinetic Concepts, Inc. (a) (b)	74,760	2,734,721

		6,097,780

Health Care Providers & Services—2.8%
Express Scripts, Inc. (b)	58,720	2,859,664
Medco Health Solutions, Inc. (b)	56,330	2,932,540
WellPoint, Inc. (b)	115,630	6,549,283

		12,341,487

Hotels, Restaurants & Leisure—1.0%
Wyndham Worldwide Corp.	154,460	4,243,016

Household Products—1.5%
The Procter & Gamble Co.	114,000	6,836,580

Independent Power Producers & Energy Traders—1.8%
Mirant Corp. (b)	273,040	2,719,479
NRG Energy, Inc. (a) (b)	258,160	5,374,891

		8,094,370

Industrial Conglomerates—0.9%
General Electric Co.	257,900	4,190,875

Insurance—5.5%
ACE, Ltd.	63,414	3,693,866
Aegon NV (b)	601,500	3,602,985
Assurant, Inc.	72,180	2,937,726
Assured Guaranty, Ltd.	175,700	3,006,227
Fidelity National Financial, Inc.	241,130	3,788,152
Genworth Financial, Inc. (Class A) (b)	378,010	4,619,282
Lincoln National Corp.	130,940	3,132,085

		24,780,323

Internet & Catalog Retail—1.1%
Expedia, Inc.	168,610	4,756,488

Machinery—2.9%
AGCO Corp. (a) (b)	31,450	1,226,864
Cummins, Inc.	53,920	4,884,074

MSF-57

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)

Joy Global, Inc.	36,490	$2,565,977
Navistar International Corp. (a) (b)	98,270	4,288,503

		12,965,418

Media—3.7%
CBS Corp. (Class B) (a)	302,300	4,794,478
Comcast Corp. (Class A) (a)	342,870	6,199,090
DISH Network Corp. (b)	172,420	3,303,567
The Interpublic Group of Cos., Inc. (b)	234,810	2,355,144

		16,652,279

Metals & Mining—1.0%
Cliffs Natural Resources, Inc.	31,900	2,039,048
Commercial Metals Co. (a)	154,945	2,245,153

		4,284,201

Office Electronics—0.7%
Xerox Corp.	297,130	3,075,295

Oil, Gas & Consumable Fuels—10.0%
Anadarko Petroleum Corp.	99,750	5,690,737
Chevron Corp.	208,730	16,917,566
Marathon Oil Corp.	220,850	7,310,135
Noble Corp.	156,480	5,287,459
Overseas Shipholding Group, Inc. (a)	59,490	2,041,697
Petrohawk Energy Corp. (a) (b)	141,440	2,282,842
Valero Energy Corp.	281,590	4,930,641

		44,461,077

Pharmaceuticals—9.0%
Johnson & Johnson	79,240	4,909,711
King Pharmaceuticals, Inc. (a) (b)	447,170	4,453,813
Merck & Co., Inc.	344,430	12,678,468
Pfizer, Inc.	1,051,700	18,057,689

		40,099,681

Software—0.6%
CA Technologies	136,380	2,880,346

Specialty Retail—3.2%
American Eagle Outfitters, Inc.	138,650	2,074,204
Best Buy Co., Inc. (a)	123,960	5,061,287
Lowe’s Cos., Inc.	330,660	7,370,411

		14,505,902

Trading Companies & Distributors—0.8%
WESCO International, Inc. (a) (b)	91,900	3,610,751

Wireless Telecommunication Services—1.6%
NII Holdings, Inc. (b)	169,090	6,949,599

Total Common Stock (Identified Cost $413,844,996)		447,365,018

Short Term Investments—8.0%
Security Description	Shares	Value

Mutual Funds—8.0%
State Street Navigator Securities Lending Prime Portfolio (c)	35,639,263	$35,639,263

Total Short Term Investments (Identified Cost $35,639,263)		35,639,263

Total Investments—108.1% (Identified Cost $449,484,259) (d)		483,004,281
Liabilities in excess of other assets		(36,093,903)

Net Assets—100.0%		$446,910,378

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $34,516,258 and the collateral received consisted of cash in the amount of $35,639,263. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $449,552,776 and the composition of unrealized appreciation and depreciation of investment securities was $46,438,239 and $ (12,986,734), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-58

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$447,365,018	$—	$—	$447,365,018

Total Short Term Investments*	35,639,263	—	—	35,639,263

Total Investments	$483,004,281	$—	$—	$483,004,281

*	See Schedule of Investments for additional detailed categorizations.

MSF-59

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Precision Castparts Corp.	281,468	$35,844,950
The Boeing Co.	451,058	30,013,399
United Technologies Corp.	300,453	21,401,267

		87,259,616

Air Freight & Logistics—0.6%
C. H. Robinson Worldwide, Inc.	87,530	6,120,098
Expeditors International of Washington, Inc.	133,515	6,172,398

		12,292,496

Auto Components—0.8%
Johnson Controls, Inc.	513,059	15,648,300

Biotechnology—4.1%
Celgene Corp. (a)	712,660	41,056,343
Gilead Sciences, Inc. (a)	657,417	23,410,619
Vertex Pharmaceuticals, Inc. (a) (b)	530,648	18,344,501

		82,811,463

Capital Markets—2.5%
Morgan Stanley	478,702	11,814,365
The Charles Schwab Corp.	1,390,519	19,328,214
The Goldman Sachs Group, Inc.	128,718	18,610,049

		49,752,628

Communications Equipment—6.0%
Cisco Systems, Inc. (a)	2,146,097	46,999,524
Juniper Networks, Inc. (a)	1,426,526	43,295,064
QUALCOMM, Inc.	679,998	30,681,510

		120,976,098

Computers & Peripherals—7.4%
Apple, Inc. (a)	359,667	102,055,511
NetApp, Inc. (a)	953,564	47,477,952

		149,533,463

Construction & Engineering—0.5%
Quanta Services, Inc. (a)	545,236	10,403,103

Diversified Financial Services—1.2%
JPMorgan Chase & Co.	619,249	23,574,809

Electronic Equipment, Instruments & Components—1.2%
Agilent Technologies, Inc. (a)	746,709	24,917,679

Energy Equipment & Services—2.5%
Schlumberger, Ltd.	810,455	49,932,133

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	448,104	28,898,227
Whole Foods Market, Inc. (a)	625,926	23,228,114

		52,126,341

Food Products—3.8%
Kraft Foods, Inc. (Class A)	966,537	29,827,332
Mead Johnson Nutrition Co.	348,074	19,808,891

Security Description	Shares	Value

Food Products—(Continued)
Unilever plc (ADR)	949,419	$27,628,093

		77,264,316

Health Care Equipment & Supplies—1.9%
Alcon, Inc.	227,696	37,977,416

Health Care Providers & Services—3.1%
Express Scripts, Inc. (a)	726,693	35,389,949
Medco Health Solutions, Inc. (a)	522,501	27,201,402

		62,591,351

Hotels, Restaurants & Leisure—3.9%
Marriott International, Inc. (b)	916,805	32,849,123
McDonald’s Corp.	257,400	19,178,874
Starbucks Corp.	1,038,803	26,572,581

		78,600,578

Household Products—0.9%
Colgate-Palmolive Co.	227,635	17,496,026

Internet & Catalog Retail—4.4%
Amazon.com, Inc. (a)	572,167	89,864,549

Internet Software & Services—5.0%
Baidu, Inc. (ADR) (a)	318,394	32,673,592
Google, Inc. (Class A) (a)	102,242	53,757,821
Tencent Holdings, Ltd. (HKD)	681,322	14,812,781

		101,244,194

IT Services—6.1%
International Business Machines Corp.	386,724	51,875,158
MasterCard, Inc.	180,023	40,325,152
Visa, Inc.	415,701	30,869,956

		123,070,266

Life Sciences Tools & Services—0.8%
Illumina, Inc. (a) (b)	336,700	16,565,640

Machinery—1.0%
Ingersoll-Rand plc	565,782	20,204,075

Media—2.6%
The Walt Disney Co.	1,570,983	52,015,247

Multiline Retail—3.2%
Dollar General Corp. (a) (b)	832,210	24,342,142
Target Corp.	741,624	39,632,387

		63,974,529

Oil, Gas & Consumable Fuels—1.9%
Occidental Petroleum Corp.	499,615	39,119,855

Pharmaceuticals—5.8%
Abbott Laboratories	666,731	34,830,027
Allergan, Inc.	321,002	21,356,263
Mylan, Inc. (a) (b)	666,799	12,542,489

MSF-60

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Novartis AG (ADR)	22,276	$1,284,657
Shire plc (ADR)	271,584	18,272,172
Teva Pharmaceutical Industries, Ltd. (ADR)	541,862	28,583,221

		116,868,829

Road & Rail—1.0%
Union Pacific Corp.	254,825	20,844,685

Semiconductors & Semiconductor Equipment—3.4%
Broadcom Corp.	698,491	24,719,596
Intel Corp.	1,043,164	20,060,044
Marvell Technology Group, Ltd. (a) (b)	1,361,420	23,838,464

		68,618,104

Software—6.7%
Adobe Systems, Inc. (a)	772,076	20,189,787
Oracle Corp.	1,501,807	40,323,518
Red Hat, Inc. (a)	54,644	2,240,404
Salesforce.com, Inc. (a) (b)	303,499	33,931,188
SolarWinds, Inc. (a)	313,611	5,412,926
VMware, Inc. (a)	396,135	33,647,707

		135,745,530

Specialty Retail—1.6%
Staples, Inc.	928,029	19,414,367
Tiffany & Co.	265,596	12,480,356

		31,894,723

Textiles, Apparel & Luxury Goods—5.3%
Coach, Inc.	616,280	26,475,389
Lululemon Athletica, Inc. (a)	37,942	1,696,766
Nike, Inc. (b)	614,261	49,226,876
Polo Ralph Lauren Corp.	319,180	28,681,515

		106,080,546

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (a)	117,374	6,016,591

Total Common Stock (Identified Cost $1,653,509,231)		1,945,285,179

Short Term Investments—5.7%
Security Description	Shares/Par Amount	Value

Mutual Funds—3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	59,850,556	$59,850,556

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement date 09/30/10 at 0.010% to be repurchased at $53,913,015 on 10/01/10, collateralized by $51,395,000 Federal National Mortgage Association due 09/19/14 with a value of $54,992,650.	$53,913,000	53,913,000

Total Short Term Investments (Identified Cost $113,763,556)		113,763,556

Total Investments—102.1% (Identified Cost $1,767,272,787) (d)		2,059,048,735
Liabilities in excess of other assets		(41,563,236)

Net Assets—100.0%		$2,017,485,499

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $60,268,700 and the collateral received consisted of cash in the amount of $59,850,556 and non-cash collateral with a value of $1,979,300. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,767,272,787 and the composition of unrealized appreciation and depreciation of investment securities was $323,109,772 and $ (31,333,824), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(HKD)—	Hong Kong Dollar

MSF-61

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$87,259,616	$—	$—	$87,259,616
Air Freight & Logistics	12,292,496	—	—	12,292,496
Auto Components	15,648,300	—	—	15,648,300
Biotechnology	82,811,463	—	—	82,811,463
Capital Markets	49,752,628	—	—	49,752,628
Communications Equipment	120,976,098	—	—	120,976,098
Computers & Peripherals	149,533,463	—	—	149,533,463
Construction & Engineering	10,403,103	—	—	10,403,103
Diversified Financial Services	23,574,809	—	—	23,574,809
Electronic Equipment, Instruments & Components	24,917,679	—	—	24,917,679
Energy Equipment & Services	49,932,133	—	—	49,932,133
Food & Staples Retailing	52,126,341	—	—	52,126,341
Food Products	77,264,316	—	—	77,264,316
Health Care Equipment & Supplies	37,977,416	—	—	37,977,416
Health Care Providers & Services	62,591,351	—	—	62,591,351
Hotels, Restaurants & Leisure	78,600,578	—	—	78,600,578
Household Products	17,496,026	—	—	17,496,026
Internet & Catalog Retail	89,864,549	—	—	89,864,549
Internet Software & Services	86,431,413	14,812,781	—	101,244,194
IT Services	123,070,266	—	—	123,070,266
Life Sciences Tools & Services	16,565,640	—	—	16,565,640
Machinery	20,204,075	—	—	20,204,075
Media	52,015,247	—	—	52,015,247
Multiline Retail	63,974,529	—	—	63,974,529
Oil, Gas & Consumable Fuels	39,119,855	—	—	39,119,855
Pharmaceuticals	116,868,829	—	—	116,868,829
Road & Rail	20,844,685	—	—	20,844,685
Semiconductors & Semiconductor Equipment	68,618,104	—	—	68,618,104
Software	135,745,530	—	—	135,745,530
Specialty Retail	31,894,723	—	—	31,894,723
Textiles, Apparel & Luxury Goods	106,080,546	—	—	106,080,546
Wireless Telecommunication Services	6,016,591	—	—	6,016,591

Total Common Stock	1,930,472,398	14,812,781	—	1,945,285,179

Short Term Investments
Mutual Funds	59,850,556	—	—	59,850,556
Repurchase Agreement	—	53,913,000	—	53,913,000

Total Short Term Investments	59,850,556	53,913,000	—	113,763,556

Total Investments	$1,990,322,954	$68,725,781	$—	$2,059,048,735

MSF-62

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
HEICO Corp. (Class B)	38,490	$1,756,684
Hexcel Corp. (a)	100,506	1,788,002
Ladish Co., Inc. (a) (b)	14,740	458,856

		4,003,542

Air Freight & Logistics—1.4%
Atlas Air Worldwide Holdings, Inc. (a)	78,590	3,953,077
HUB Group, Inc. (a)	48,410	1,416,477

		5,369,554

Auto Components—1.9%
Amerigon, Inc. (a)	166,887	1,718,936
Dana Holding Corp. (a)	124,388	1,532,460
Tenneco, Inc. (a)	108,767	3,150,980
The Goodyear Tire & Rubber Co. (a)	72,932	784,019

		7,186,395

Biotechnology—2.3%
Alexion Pharmaceuticals, Inc. (a)	19,806	1,274,714
Alkermes, Inc. (a) (b)	88,077	1,290,328
Cepheid, Inc. (a) (b)	86,413	1,616,787
Clinical Data, Inc. (a) (b)	58,828	992,428
Incyte Corp., Ltd. (a) (b)	72,621	1,161,210
Pharmasset, Inc. (a)	40,072	1,182,124
Regeneron Pharmaceuticals, Inc. (a)	42,022	1,151,403

		8,668,994

Building Products—1.0%
Armstrong World Industries, Inc. (a) (b)	32,808	1,361,860
Griffon Corp. (a)	78,003	950,857
Trex Co., Inc. (a) (b)	76,208	1,453,286

		3,766,003

Capital Markets—2.9%
Ares Capital Corp. (b)	127,520	1,995,688
Evercore Partners, Inc. (b)	58,586	1,676,145
Fifth Street Finance Corp.	165,476	1,843,403
Greenhill & Co., Inc.	20,511	1,626,932
JMP Group, Inc. (b)	37,846	230,861
Stifel Financial Corp. (a) (b)	74,671	3,456,521

		10,829,550

Chemicals—2.4%
Calgon Carbon Corp. (a) (b)	61,768	895,636
Ferro Corp. (a) (b)	140,661	1,813,120
Koppers Holdings, Inc.	61,037	1,640,064
Minerals Technologies, Inc. (b)	18,036	1,062,681
Olin Corp. (b)	56,123	1,131,440
W.R. Grace & Co. (a)	60,697	1,695,874
Zep, Inc.	53,949	940,871

		9,179,686

Commercial Banks—5.0%
Cathay General Bancorp	125,408	1,491,101
City National Corp.	20,093	1,066,335
CVB Financial Corp. (b)	135,149	1,014,969

Security Description	Shares	Value

Commercial Banks—(Continued)
First Financial Bancorp (b)	108,992	$1,817,987
First Horizon National Corp. (a) (b)	127,675	1,456,768
First Midwest Bancorp, Inc. (b)	96,152	1,108,633
Iberiabank Corp. (b)	43,196	2,158,936
Popular, Inc. (a)	539,913	1,565,748
Prosperity Bancshares, Inc. (b)	44,806	1,454,851
Signature Bank (a)	95,050	3,691,742
Sterling Bancshares, Inc.	103,879	557,830
SVB Financial Group (a)	33,453	1,415,731

		18,800,631

Commercial Services & Supplies—3.2%
EnerNOC, Inc. (a) (b)	41,503	1,303,609
McGrath Rentcorp	33,466	801,511
Rollins, Inc.	133,597	3,123,498
Standard Parking Corp. (a)	113,328	1,937,909
Team, Inc. (a)	39,230	675,148
The Brink’s Co.	20,954	481,942
Waste Connections, Inc. (a)	90,287	3,580,782

		11,904,399

Communications Equipment—1.3%
ADTRAN, Inc. (b)	51,927	1,833,023
Ciena Corp. (a)	98,199	1,528,958
Infinera Corp. (a)	83,797	977,911
Tekelec (a) (b)	43,979	569,968

		4,909,860

Computers & Peripherals—0.4%
Netezza Corp. (a) (b)	50,566	1,362,754

Construction & Engineering—0.5%
MasTec, Inc. (a) (b)	116,015	1,197,275
MYR Group, Inc. (a) (b)	48,850	800,651

		1,997,926

Consumer Finance—0.8%
Cash America International, Inc.	36,027	1,260,945
Dollar Financial Corp. (a) (b)	89,359	1,864,922

		3,125,867

Containers & Packaging—0.3%
Temple-Inland, Inc.	54,860	1,023,688

Distributors—0.2%
Core-Mark Holding Co., Inc. (a)	30,101	931,927

Diversified Consumer Services—0.3%
K12, Inc. (a)	42,372	1,230,059

Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	77,138	1,309,803
MSCI, Inc. (a)	46,868	1,556,486
PHH Corp. (a) (b)	75,626	1,592,684

		4,458,973

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—1.4%
Allete, Inc.	45,545	$1,659,204
ITC Holdings Corp.	32,256	2,007,936
UIL Holdings Corp. (b)	58,660	1,651,866

		5,319,006

Electrical Equipment—2.6%
AZZ, Inc.	15,765	675,373
Baldor Electric Co. (b)	53,535	2,162,814
Encore Wire Corp.	37,477	768,653
GrafTech International, Ltd. (a) (b)	64,760	1,012,199
II-VI, Inc. (a)	57,602	2,150,283
LaBarge, Inc. (a)	2,584	32,274
Polypore International, Inc. (a)	61,310	1,849,109
Thomas & Betts Corp. (a) (b)	27,895	1,144,253

		9,794,958

Electronic Equipment, Instruments & Components—2.5%
Cognex Corp. (b)	75,497	2,024,829
IPG Photonics Corp. (a) (b)	71,086	1,716,016
Littelfuse, Inc. (a)	31,401	1,372,224
Methode Electronics, Inc.	130,520	1,185,122
Rofin-Sinar Technologies, Inc. (a)	22,049	559,604
Scansource, Inc. (a)	57,964	1,607,921
TTM Technologies, Inc. (a)	79,327	776,611

		9,242,327

Energy Equipment & Services—2.5%
Dresser-Rand Group, Inc. (a)	45,642	1,683,733
Lufkin Industries, Inc.	35,290	1,549,231
Newpark Resources, Inc. (a) (b)	226,304	1,900,954
Oceaneering International, Inc. (a)	56,860	3,062,479
T-3 Energy Services, Inc. (a)	49,491	1,294,190

		9,490,587

Food & Staples Retailing—0.6%
BJ’s Wholesale Club, Inc. (a)	21,946	910,759
Spartan Stores, Inc.	91,960	1,333,420

		2,244,179

Food Products—2.2%
Corn Products International, Inc.	32,871	1,232,663
Darling International, Inc. (a) (b)	167,749	1,429,221
Diamond Foods, Inc.	38,076	1,560,735
Fresh Del Monte Produce, Inc. (a)	41,890	909,013
J&J Snack Foods Corp.	44,615	1,870,707
Lance, Inc.	29,916	637,211
Pilgrim’s Pride Corp. (a)	131,955	741,587

		8,381,137

Gas Utilities—0.8%
UGI Corp.	105,127	3,007,684

Health Care Equipment & Supplies—4.6%
AGA Medical Holdings, Inc. (a) (b)	92,650	1,293,394
Align Technology, Inc. (a)	82,554	1,616,407
DexCom, Inc. (a) (b)	85,963	1,136,431
Haemonetics Corp. (a)	28,474	1,666,583

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Insulet Corp. (a) (b)	73,909	$1,045,073
MELA Sciences, Inc. (a)	87,874	572,939
NxStage Medical, Inc. (a)	59,332	1,133,241
ResMed, Inc. (a) (b)	44,210	1,450,530
Teleflex, Inc.	26,766	1,519,774
Thoratec Corp. (a)	29,445	1,088,876
Volcano Corp. (a) (b)	69,970	1,817,821
West Pharmaceutical Services, Inc. (b)	32,630	1,119,535
Zoll Medical Corp. (a)	62,534	2,017,972

		17,478,576

Health Care Providers & Services—2.4%
Bio-Reference Labs, Inc. (a) (b)	68,381	1,426,428
Hanger Orthopedic Group, Inc. (a)	84,919	1,234,722
HMS Holdings Corp. (a)	26,360	1,553,658
Mednax, Inc. (a)	27,071	1,442,884
MWI Veterinary Supply, Inc. (a)	28,315	1,634,342
WellCare Health Plans, Inc. (a)	53,612	1,552,604

		8,844,638

Health Care Technology—0.8%
MedAssets, Inc. (a) (b)	82,025	1,725,806
SXC Health Solutions Corp. (a)	36,220	1,320,944

		3,046,750

Hotels, Restaurants & Leisure—2.2%
Bob Evans Farms, Inc.	40,001	1,122,828
California Pizza Kitchen, Inc. (a)	49,525	844,897
Isle of Capri Casinos, Inc. (a) (b)	60,331	431,970
Life Time Fitness, Inc. (a)	46,549	1,837,289
Panera Bread Co. (a) (b)	18,776	1,663,741
Wyndham Worldwide Corp.	88,867	2,441,177

		8,341,902

Household Durables—1.3%
Jarden Corp. (a)	45,023	1,401,566
Leggett & Platt, Inc.	78,302	1,782,154
Tempur-Pedic International, Inc. (a) (b)	49,385	1,530,935

		4,714,655

Industrial Conglomerates—0.4%
Raven Industries, Inc.	39,170	1,484,151

Insurance—3.2%
Aspen Insurance Holdings, Ltd.	57,943	1,754,514
Employers Holdings, Inc. (b)	62,624	987,580
HCC Insurance Holdings, Inc. (b)	75,562	1,971,413
Old Republic International Corp.	114,406	1,584,523
ProAssurance Corp. (a)	28,369	1,633,771
Reinsurance Group of America, Inc.	26,301	1,270,075
RLI Corp. (b)	25,676	1,453,775
The Hanover Insurance Group, Inc.	29,940	1,407,180

		12,062,831

Internet & Catalog Retail—0.3%
HSN, Inc. (a)	37,568	1,123,283

MSF-64

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—3.0%
Ancestry.com, Inc. (a)	50,264	$1,144,009
Constant Contact, Inc. (a) (b)	60,839	1,303,780
GSI Commerce, Inc. (a) (b)	68,449	1,690,690
IAC/InterActiveCorp. (a)	44,573	1,170,933
MercadoLibre, Inc. (a)	28,312	2,043,560
Monster Worldwide, Inc. (a) (b)	88,738	1,150,044
Vocus, Inc. (a)	57,060	1,054,469
WebMD Health Corp. (a) (b)	32,401	1,615,838

		11,173,323

IT Services—2.2%
Alliance Data Systems Corp. (a) (b)	19,971	1,303,307
Broadridge Financial Solutions, Inc.	68,071	1,556,784
iGate Corp.	34,648	628,515
Lender Processing Services, Inc.	21,739	722,387
Sapient Corp. (a)	129,276	1,547,434
Wright Express Corp. (a)	65,616	2,343,147

		8,101,574

Life Sciences Tools & Services—0.5%
Mettler-Toledo International, Inc. (a)	6,140	764,062
Pharmaceutical Product Development, Inc.	38,270	948,713

		1,712,775

Machinery—3.6%
Actuant Corp.	77,221	1,772,994
Albany International Corp.	109,911	2,079,516
Altra Holdings, Inc. (a)	108,188	1,593,609
Bucyrus International, Inc.	25,232	1,749,839
Commercial Vehicle Group, Inc. (a) (b)	71,469	727,555
John Bean Technologies Corp.	83,276	1,341,576
Middleby Corp. (a) (b)	9,541	604,804
RBC Bearings, Inc. (a)	33,650	1,143,427
Wabash National Corp. (a)	155,510	1,258,076
Wabtec Corp.	27,081	1,294,201

		13,565,597

Marine—0.3%
Kirby Corp. (a) (b)	27,014	1,082,181

Media—2.6%
Arbitron, Inc. (b)	37,093	1,037,491
Harte-Hanks, Inc.	34,051	397,375
IMAX Corp. (a) (b)	69,909	1,178,666
John Wiley & Sons, Inc. (b)	52,043	2,126,477
Liberty Media Starz Group (Series A) (a)	40,699	2,640,551
Madison Square Garden, Inc. (a)	56,217	1,185,055
Scholastic Corp.	42,267	1,175,868

		9,741,483

Metals & Mining—1.1%
Haynes International, Inc. (b)	33,330	1,163,884
Horsehead Holding Corp. (a)	137,342	1,355,565
Reliance Steel & Aluminum Co.	42,736	1,774,826

		4,294,275

Security Description	Shares	Value

Multiline Retail—0.4%
Fred’s, Inc.	116,167	$1,370,771

Oil, Gas & Consumable Fuels—3.5%
Berry Petroleum Co. (b)	48,256	1,531,163
Brigham Exploration Co. (a)	77,126	1,446,112
Cloud Peak Energy, Inc. (a)	63,468	1,158,291
Comstock Resources, Inc. (a)	107,406	2,415,561
Concho Resources, Inc. (a)	27,285	1,805,448
Oasis Petroleum, Inc. (a)	52,894	1,024,557
Rosetta Resources, Inc. (a) (b)	98,285	2,308,715
World Fuel Services Corp.	57,304	1,490,477

		13,180,324

Paper & Forest Products—0.3%
Deltic Timber Corp. (b)	21,085	944,608

Pharmaceuticals—1.0%
Inspire Pharmaceuticals, Inc. (a)	164,541	979,019
Nektar Therapeutics (a) (b)	80,936	1,195,425
Obagi Medical Products, Inc. (a)	83,965	881,632
Perrigo Co. (b)	10,741	689,787

		3,745,863

Professional Services—1.5%
ICF International, Inc. (a)	71,312	1,787,792
IHS, Inc. (a) (b)	29,400	1,999,200
The Advisory Board Co. (a)	39,133	1,727,722

		5,514,714

Real Estate Investment Trusts—5.1%
American Campus Communities, Inc. (b)	82,317	2,505,730
BioMed Realty Trust, Inc. (b)	102,582	1,838,270
Chimera Investment Corp.	422,599	1,669,266
Digital Realty Trust, Inc. (b)	11,914	735,094
DuPont Fabros Technology, Inc.	62,136	1,562,720
Mid-America Apartment Communities, Inc.	28,111	1,638,309
National Retail Properties, Inc. (b)	61,927	1,554,987
Omega Healthcare Investors, Inc.	86,752	1,947,582
Potlatch Corp. (b)	61,047	2,075,598
Sovran Self Storage, Inc.	24,043	911,230
U-Store-It Trust	149,415	1,247,615
UDR, Inc.	73,787	1,558,381

		19,244,782

Real Estate Management & Development—0.2%
Forestar Group, Inc. (a) (b)	53,282	908,458

Road & Rail—1.3%
Genesee & Wyoming, Inc. (a)	65,767	2,853,630
Old Dominion Freight Line, Inc. (a)	43,755	1,112,252
Vitran Corp., Inc. (a)	79,379	869,200

		4,835,082

Semiconductors & Semiconductor Equipment—4.4%
Advanced Energy Industries, Inc. (a)	95,651	1,249,202
Applied Micro Circuits Corp. (a)	35,193	351,930
Cavium Networks, Inc. (a)	45,034	1,295,178

MSF-65

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cohu, Inc. (b)	55,933	$704,197
Cymer, Inc. (a) (b)	38,267	1,418,940
Diodes, Inc. (a) (b)	63,494	1,085,112
GT Solar International, Inc. (a) (b)	141,478	1,184,171
Hittite Microwave Corp. (a)	28,576	1,361,646
Netlogic Microsystems, Inc. (a) (b)	43,494	1,199,565
ON Semiconductor Corp. (a)	82,701	596,274
Power Integrations, Inc. (b)	30,505	969,754
Silicon Laboratories, Inc. (a) (b)	30,800	1,128,820
Teradyne, Inc. (a) (b)	152,649	1,700,510
TriQuint Semiconductor, Inc. (a)	124,662	1,196,755
Varian Semiconductor Equipment Associates, Inc. (a)	36,774	1,058,356

		16,500,410

Software—4.5%
ArcSight, Inc. (a) (b)	28,025	1,220,769
Ariba, Inc. (a) (b)	131,897	2,492,853
Blackboard, Inc. (a) (b)	41,036	1,478,937
Concur Technologies, Inc. (a) (b)	37,598	1,858,845
Informatica Corp. (a)	68,012	2,612,341
Progress Software Corp. (a)	44,415	1,470,137
Radiant Systems, Inc. (a)	28,009	478,954
SuccessFactors, Inc. (a)	66,356	1,666,199
Ultimate Software Group, Inc. (a) (b)	47,756	1,845,292
VanceInfo Technologies, Inc. (a)	59,596	1,927,335

		17,051,662

Specialty Retail—4.3%
DSW, Inc. (Class A) (a) (b)	50,860	1,459,682
Genesco, Inc. (a)	43,591	1,302,499
hhgregg, Inc. (a) (b)	53,175	1,316,613
Hibbett Sports, Inc. (a) (b)	58,131	1,450,368
J. Crew Group, Inc. (a)	35,873	1,206,050
Jo-Ann Stores, Inc. (a)	32,036	1,427,204
Monro Muffler Brake, Inc.	35,174	1,621,873
PEP Boys-Manny, Moe & Jack	72,934	771,642
Sally Beauty Holdings, Inc. (a) (b)	199,388	2,233,146
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	70,717	2,064,936
Vitamin Shoppe, Inc. (a)	53,279	1,462,509

		16,316,522

Textiles, Apparel & Luxury Goods—2.4%
Carter’s, Inc. (a)	54,837	1,443,858
CROCS, Inc. (a)	61,707	802,808
Fossil, Inc. (a) (b)	32,817	1,765,226
Kenneth Cole Productions, Inc. (a)	54,388	906,648
Movado Group, Inc. (a) (b)	81,438	886,046
Phillips-Van Heusen Corp.	29,093	1,750,235
Volcom, Inc. (a) (b)	82,345	1,574,436

		9,129,257

Thrifts & Mortgage Finance—0.7%
MGIC Investment Corp. (a)	123,685	1,141,613
Washington Federal, Inc.	92,700	1,414,602

		2,556,215

Security Description	Shares	Value

Trading Companies & Distributors—0.1%
Textainer Group Holdings, Ltd.	19,965	$533,864

Water Utilities—0.3%
Middlesex Water Co. (b)	61,079	1,028,570

Total Common Stock (Identified Cost $295,160,005)		365,858,782

Short Term Investments—20.6%
Security Description	Shares/Par Amount	Value

Mutual Funds—18.1%
State Street Navigator Securities Lending Prime Portfolio (c)	68,164,532	68,164,532

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $9,268,003 on 10/01/10, collateralized by $9,270,000 Federal Farm Credit Bank due 04/28/14 with a value of $9,455,400.	$9,268,000	9,268,000

Total Short Term Investments (Identified Cost $77,432,532)		77,432,532

Total Investments—117.9% (Identified Cost $372,592,537) (d)		443,291,314
Liabilities in excess of other assets		(67,431,265)

Net Assets—100.0%		$375,860,049

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $66,292,419 and the collateral received consisted of cash in the amount of $68,164,532 and non-cash collateral with a value of $108,129. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $372,595,024 and the composition of unrealized appreciation and depreciation of investment securities was $77,009,656 and $ (6,313,366), respectively.

MSF-66

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$365,858,782	$—	$—	$365,858,782

Short Term Investments
Mutual Funds	68,164,532	—	—	68,164,532
Repurchase Agreement	—	9,268,000	—	9,268,000

Total Short Term Investments	68,164,532	9,268,000	—	77,432,532

Total Investments	$434,023,314	$9,268,000	$—	$443,291,314

*	See Schedule of Investments for additional detailed categorizations.

MSF-67

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
HEICO Corp. (Class B)	22,246	$1,015,307
Hexcel Corp. (a)	58,231	1,035,930
Ladish Co., Inc. (a)	8,543	265,944

		2,317,181

Air Freight & Logistics—2.0%
Atlas Air Worldwide Holdings, Inc. (a)	18,413	926,174
HUB Group, Inc. (a)	28,049	820,714

		1,746,888

Auto Components—2.0%
Amerigon, Inc. (a)	95,972	988,511
Tenneco, Inc. (a) (b)	27,343	792,127

		1,780,638

Biotechnology—5.7%
Alexion Pharmaceuticals, Inc. (a)	11,468	738,080
Alkermes, Inc. (a)	51,030	747,590
Cepheid, Inc. (a) (b)	50,066	936,735
Clinical Data, Inc. (a) (b)	34,094	575,166
Incyte Corp., Ltd. (a) (b)	42,056	672,475
Pharmasset, Inc. (a)	23,195	684,253
Regeneron Pharmaceuticals, Inc. (a)	24,255	664,587

		5,018,886

Building Products—1.0%
Trex Co., Inc. (a) (b)	44,153	841,998

Capital Markets—3.3%
Evercore Partners, Inc. (b)	33,945	971,166
Greenhill & Co., Inc.	11,880	942,322
Stifel Financial Corp. (a) (b)	21,342	987,921

		2,901,409

Commercial Banks—2.0%
Signature Bank (a)	24,488	951,114
SVB Financial Group (a)	19,238	814,152

		1,765,266

Commercial Services & Supplies—2.0%
EnerNOC, Inc. (a) (b)	24,046	755,285
Waste Connections, Inc. (a)	25,993	1,030,882

		1,786,167

Communications Equipment—1.6%
Ciena Corp. (a) (b)	56,757	883,706
Infinera Corp. (a)	48,565	566,754

		1,450,460

Computers & Peripherals—0.9%
Netezza Corp. (a) (b)	29,306	789,797

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	67,216	693,669

Security Description	Shares	Value

Diversified Consumer Services—0.8%
K12, Inc. (a)	24,457	$709,987

Diversified Financial Services—1.0%
MSCI, Inc. (a)	27,145	901,485

Electrical Equipment—1.2%
Polypore International, Inc. (a)	35,464	1,069,594

Electronic Equipment, Instruments & Components—1.1%
IPG Photonics Corp. (a) (b)	40,908	987,519

Energy Equipment & Services—2.6%
Newpark Resources, Inc. (a)	91,050	764,820
Oceaneering International, Inc. (a)	14,285	769,390
T-3 Energy Services, Inc. (a)	28,647	749,119

		2,283,329

Food Products—1.0%
Diamond Foods, Inc.	22,119	906,658

Health Care Equipment & Supplies—8.7%
AGA Medical Holdings, Inc. (a) (b)	53,655	749,024
Align Technology, Inc. (a)	47,830	936,511
DexCom, Inc. (a) (b)	49,782	658,118
Insulet Corp. (a)	42,898	606,578
MELA Sciences, Inc. (a)	50,911	331,940
NxStage Medical, Inc. (a)	34,360	656,276
ResMed, Inc. (a) (b)	25,616	840,461
Thoratec Corp. (a)	17,044	630,287
Volcano Corp. (a) (b)	40,539	1,053,203
Zoll Medical Corp. (a)	35,951	1,160,139

		7,622,537

Health Care Providers & Services—3.8%
Bio-Reference Labs, Inc. (a) (b)	39,314	820,090
Hanger Orthopedic Group, Inc. (a)	49,201	715,383
HMS Holdings Corp. (a)	15,263	899,601
MWI Veterinary Supply, Inc. (a) (b)	16,278	939,566

		3,374,640

Health Care Technology—2.0%
MedAssets, Inc. (a) (b)	47,524	999,905
SXC Health Solutions Corp. (a)	20,986	765,359

		1,765,264

Hotels, Restaurants & Leisure—2.3%
Life Time Fitness, Inc. (a)	26,769	1,056,573
Panera Bread Co. (a) (b)	10,879	963,988

		2,020,561

Household Durables—1.0%
Tempur-Pedic International, Inc. (a) (b)	28,400	880,400

Internet Software & Services—6.6%
Ancestry.com, Inc. (a)	29,109	662,521
Constant Contact, Inc. (a) (b)	35,248	755,365

MSF-68

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
GSI Commerce, Inc. (a) (b)	39,408	$973,378
MercadoLibre, Inc. (a) (b)	16,403	1,183,968
Monster Worldwide, Inc. (a) (b)	51,395	666,079
Vocus, Inc. (a)	33,069	611,115
WebMD Health Corp. (a) (b)	18,631	929,128

		5,781,554

IT Services—1.0%
Sapient Corp. (a)	74,829	895,703

Machinery—1.2%
Bucyrus International, Inc.	14,595	1,012,163

Media—0.8%
IMAX Corp. (a)	40,611	684,702

Oil, Gas & Consumable Fuels—5.4%
Brigham Exploration Co. (a) (b)	44,684	837,825
Comstock Resources, Inc. (a)	28,973	651,603
Concho Resources, Inc. (a)	15,808	1,046,015
Oasis Petroleum, Inc. (a)	30,631	593,322
Rosetta Resources, Inc. (a)	31,418	738,009
World Fuel Services Corp.	33,187	863,194

		4,729,968

Pharmaceuticals—1.4%
Inspire Pharmaceuticals, Inc. (a)	95,582	$568,713
Nektar Therapeutics (a) (b)	46,818	691,502

		1,260,215

Professional Services—3.6%
ICF International, Inc. (a)	40,998	1,027,820
IHS, Inc. (a)	17,034	1,158,312
The Advisory Board Co. (a)	22,588	997,260

		3,183,392

Road & Rail—0.8%
Genesee & Wyoming, Inc. (a)	15,303	663,997

Semiconductors & Semiconductor Equipment—7.1%
Advanced Energy Industries, Inc. (a)	55,381	723,276
Cavium Networks, Inc. (a)	26,092	750,406
Cymer, Inc. (a)	22,171	822,100
GT Solar International, Inc. (a)	81,892	685,436
Hittite Microwave Corp. (a)	16,557	788,941
Netlogic Microsystems, Inc. (a) (b)	25,200	695,016
Power Integrations, Inc. (b)	17,691	562,397
Silicon Laboratories, Inc. (a) (b)	17,845	654,019
Varian Semiconductor Equipment Associates, Inc. (a)	21,306	613,187

		6,294,778

Software—9.9%
ArcSight, Inc. (a) (b)	16,116	702,013
Ariba, Inc. (a) (b)	76,419	1,444,319
Blackboard, Inc. (a) (b)	23,775	856,851
Concur Technologies, Inc. (a)	21,783	1,076,951
Informatica Corp. (a)	39,417	1,514,007
SuccessFactors, Inc. (a)	38,160	958,198

Security Description	Shares	Value

Software—(Continued)
Ultimate Software Group, Inc. (a)	27,669	$1,069,130
VanceInfo Technologies, Inc. (a)	34,512	1,116,118

		8,737,587

Specialty Retail—6.9%
DSW, Inc. (Class A) (a) (b)	29,248	839,417
hhgregg, Inc. (a) (b)	30,789	762,336
Hibbett Sports, Inc. (a) (b)	33,681	840,341
J. Crew Group, Inc. (a)	20,785	698,792
Monro Muffler Brake, Inc. (b)	20,367	939,122
Ulta Salon Cosmetics & Fragrance, Inc. (a)	40,971	1,196,353
Vitamin Shoppe, Inc. (a)	30,637	840,986

		6,117,347

Textiles, Apparel & Luxury Goods—3.7%
Carter’s, Inc. (a)	31,855	838,742
CROCS, Inc. (a)	35,785	465,563
Phillips-Van Heusen Corp.	16,731	1,006,537
Volcom, Inc. (a) (b)	47,664	911,336

		3,222,178

Total Common Stock (Identified Cost $64,829,727)		86,197,917

Short Term Investments—17.6%
Security Description	Shares/Par Amount	Value

Mutual Funds—15.8%
State Street Navigator Securities Lending Prime Portfolio (c)	13,949,443	13,949,443

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $1,586,000 on 10/01/10, collateralized by $1,605,000 Federal Home Loan Mortgage Corp. due 01/14/16 with a value of $1,621,050.	$1,586,000	1,586,000

Total Short Term Investments (Identified Cost $15,535,443)		15,535,443

Total Investments—115.4% (Identified Cost $80,365,170) (d)		101,733,360
Liabilities in excess of other assets		(13,592,106)

Net Assets—100.0%		$88,141,254

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $ 13,545,895 and the collateral received consisted of cash in the amount of $ 13,949,443. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $80,365,170 and the composition of unrealized appreciation and depreciation of investment securities was $22,789,211 and $ (1,421,021), respectively.

MSF-69

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$86,197,917	$—	$—	$86,197,917

Short Term Investments
Mutual Funds	13,949,443	—	—	13,949,443
Repurchase Agreement	—	1,586,000	—	1,586,000

Total Short Term Investments	13,949,443	1,586,000	—	15,535,443

Total Investments	$100,147,360	$1,586,000	$—	$101,733,360

*	See Schedule of Investments for additional detailed categorizations.

MSF-70

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
L-3 Communications Holdings, Inc.	406,300	$29,363,301
Rockwell Collins, Inc.	304,100	17,713,825

		47,077,126

Commercial Services & Supplies—2.1%
Cintas Corp.	951,300	26,208,315

Construction & Engineering—3.1%
Fluor Corp.	271,000	13,422,630
Jacobs Engineering Group, Inc. (a) (b)	667,700	25,839,990

		39,262,620

Diversified Consumer Services—1.7%
H&R Block, Inc.	1,632,200	21,136,990

Electric Utilities—1.2%
Westar Energy, Inc.	633,300	15,344,859

Electrical Equipment—3.7%
Acuity Brands, Inc. (a)	397,885	17,602,433
Hubbell, Inc. (Class B)	577,251	29,295,488

		46,897,921

Electronic Equipment, Instruments & Components—6.7%
Arrow Electronics, Inc. (b)	1,015,636	27,147,950
Avnet, Inc. (b)	1,022,300	27,612,323
Ingram Micro, Inc. (b)	1,801,100	30,366,546

		85,126,819

Energy Equipment & Services—3.8%
Nabors Industries, Ltd. (b)	1,440,400	26,013,624
Pride International, Inc. (b)	762,000	22,425,660

		48,439,284

Food & Staples Retailing—3.2%
Sysco Corp.	486,900	13,886,388
The Kroger Co.	1,258,900	27,267,774

		41,154,162

Food Products—2.7%
Campbell Soup Co.	500,800	17,903,600
H.J. Heinz Co.	335,100	15,873,687

		33,777,287

Health Care Equipment & Supplies—1.7%
Stryker Corp.	443,200	22,182,160

Health Care Providers & Services—2.4%
CIGNA Corp.	687,500	24,598,750
Quest Diagnostics, Inc.	107,700	5,435,619

		30,034,369

Hotels, Restaurants & Leisure—1.0%
Burger King Holdings, Inc. (a)	519,700	12,410,436

Security Description	Shares	Value

Household Durables—1.4%
Mohawk Industries, Inc. (a) (b)	336,730	$17,947,709

Insurance—16.5%
Alleghany Corp. (b)	124,172	37,627,841
Allied World Assurance Co. Holdings, Ltd.	433,477	24,530,464
AON Corp.	315,700	12,347,027
Arch Capital Group, Ltd. (b)	369,700	30,980,860
Brown & Brown, Inc.	255,600	5,160,564
Fidelity National Financial, Inc.	1,796,300	28,219,873
The Allstate Corp.	846,300	26,700,765
The Progressive Corp.	1,188,200	24,797,734
W.R. Berkley Corp. (a)	709,600	19,208,872

		209,574,000

IT Services—8.3%
Aon Hewitt, LLC (b)	518,800	26,163,084
SAIC, Inc. (b)	1,468,500	23,466,630
The Western Union Co.	1,738,200	30,713,994
Total System Services, Inc. (a)	1,640,800	25,005,792

		105,349,500

Leisure Equipment & Products—1.6%
Mattel, Inc.	867,700	20,356,242

Media—2.2%
Omnicom Group, Inc.	703,300	27,766,284

Multi-Utilities—5.5%
OGE Energy Corp.	575,100	22,929,237
SCANA Corp.	549,300	22,147,776
Xcel Energy, Inc.	1,049,500	24,107,015

		69,184,028

Oil, Gas & Consumable Fuels—4.5%
Cimarex Energy Co.	380,100	25,155,018
Range Resources Corp.	422,800	16,121,364
Southwestern Energy Co. (b)	488,000	16,318,720

		57,595,102

Professional Services—6.8%
Dun & Bradstreet Corp.	171,100	12,685,354
Equifax, Inc.	882,900	27,546,480
Manpower, Inc.	378,600	19,762,920
Towers Watson & Co. (a)	526,300	25,883,434

		85,878,188

Real Estate Investment Trusts—1.5%
Annaly Capital Management, Inc.	1,089,800	19,180,480

Road & Rail—1.2%
Ryder System, Inc.	361,800	15,474,186

Semiconductors & Semiconductor Equipment—5.9%
Analog Devices, Inc.	892,500	28,006,650
Applied Materials, Inc.	2,296,500	26,823,120
National Semiconductor Corp. (a)	1,617,900	20,660,583

		75,490,353

MSF-71

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—1.9%
Synopsys, Inc. (b)	966,600	$23,942,682

Water Utilities—1.9%
American Water Works Co., Inc.	1,044,400	24,303,188

Total Common Stock (Identified Cost $1,045,388,914)		1,221,094,290

Short Term Investments—11.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—8.1%
State Street Navigator Securities Lending Prime Portfolio (c)	102,529,677	102,529,677

Security Description	Shares/Par Amount	Value

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $42,837,012 on 10/01/10, collateralized by $43,425,000 Federal Home Loan Mortgage Corp. due 08/04/15 with a value of $43,696,406.	$42,837,000	$42,837,000

Total Short Term Investments (Identified Cost $145,366,677)		145,366,677

Total Investments—107.6% (Identified Cost $1,190,755,591) (d)		1,366,460,967
Liabilities in excess of other assets		(96,781,156)

Net Assets—100.0%		$1,269,679,811

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $100,725,540 and the collateral received consisted of cash in the amount of $102,529,677 and non-cash collateral with a value of $650,055. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,190,755,591 and the composition of unrealized appreciation and depreciation of investment securities was $194,579,414 and $ (18,874,038), respectively.

MSF-72

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,221,094,290	$—	$—	$1,221,094,290

Short Term Investments
Mutual Funds	102,529,677	—	—	102,529,677
Repurchase Agreement	—	42,837,000	—	42,837,000

Total Short Term Investments	102,529,677	42,837,000	—	145,366,677

Total Investments	$1,323,623,967	$42,837,000	$—	$1,366,460,967

*	See Schedule of Investments for additional detailed categorizations.

MSF-73

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—99.1% of Net Assets

Security Description	Shares	Value

Australia—8.8%
Acrux, Ltd. (a)	47,161	$108,413
Adamus Resources, Ltd. (a)	26,631	16,088
Adelaide Brighton, Ltd.	221,157	733,336
Aditya Birla Minerals, Ltd.	15,019	16,919
AED Oil, Ltd. (a) (b)	93,946	45,580
Aevum, Ltd.	10,395	17,700
AJ Lucas Group, Ltd.	27,744	51,510
Alchemia, Ltd. (a)	56,649	26,484
AlesCo.Corp., Ltd. (b)	53,425	136,472
Alkane Resources, Ltd. (a)	49,902	33,432
Alliance Resources, Ltd. (a)	81,385	33,733
Allied Gold, Ltd. (a)	32,572	15,387
Amalgamated Holdings, Ltd.	31,555	179,516
Amcom Telecommunications, Ltd.	234,284	77,912
Andean Resources, Ltd. (a)	163,581	999,702
Ansell, Ltd.	77,271	994,354
Antares Energy, Ltd. (a)	95,957	39,773
APA Group	216,892	847,942
Apex Minerals NL (a)	754,434	15,122
APN News & Media, Ltd.	245,545	473,387
Arafura Resources, Ltd. (a)	96,318	104,916
ARB Corp., Ltd.	20,809	151,975
Aristocrat Leisure, Ltd.	82,629	281,162
ASG Group, Ltd. (b)	47,101	56,811
Atlas Iron, Ltd. (b)	175,201	391,819
Aurora Oil & Gas, Ltd. (a)	56,180	79,064
Ausdrill, Ltd.	36,509	75,664
Ausenco., Ltd. (b)	28,077	76,865
Austal, Ltd.	19,673	46,482
Austar United Communications, Ltd. (a)	294,317	268,099
Austbrokers Holdings, Ltd.	9,654	45,894
Austereo Group, Ltd.	56,765	87,988
Austin Engineering, Ltd.	10,214	42,458
Australian Agricultural Co., Ltd.	85,033	126,225
Australian Infrastructure Fund (b)	247,994	456,588
Australian Pharmaceutical Industries, Ltd. (b)	157,007	78,699
Australian Worldwide Exploration, Ltd. (a)	213,977	319,706
Automotive Holdings Group	92,092	204,351
AV Jennings, Ltd.	7,380	3,657
Avoca Resources, Ltd. (a)	88,015	254,520
AWB, Ltd. (b)	475,246	677,989
Bandanna Energy, Ltd. (a)	40,886	31,812
Bank of Queensland, Ltd.	62,049	669,893
Bannerman Resources, Ltd. (a)	24,000	7,534
BC Iron, Ltd. (a)	27,808	50,607
Beach Petroleum, Ltd.	497,787	326,288
Bendingo Mining, Ltd.	45,078	9,137
Berkeley Resources, Ltd. (a)	25,720	36,462
Bionomics, Ltd. (a)	51,919	13,763
Biota Holdings, Ltd. (a)	70,678	65,065
Blackmores, Ltd.	4,906	133,695
Boart Longyear Group	211,078	642,969
Boom Logistics, Ltd.	57,490	22,182
Boulder Steel, Ltd. (a)	19,202	1,701
Bow Energy, Ltd. (a)	91,207	117,080
Braddken, Ltd. (b)	46,881	386,377
Breville Group, Ltd.	1,180	2,939
Brockman Resources, Ltd.	46,159	165,730
BT Investment Management, Ltd.	11,643	27,397

Security Description	Shares	Value

Australia—(Continued)
Cabcharge Australia, Ltd. (b)	58,685	$313,083
Campbell Brothers, Ltd.	28,169	897,448
Cape Lambert Iron Ore, Ltd. (a)	97,229	35,226
Cardno, Ltd.	15,429	67,841
Carnarvon Petroleum, Ltd. (a)	261,557	109,677
Carnegie Corp., Ltd. (a)	63,298	5,490
Cash Converters International, Ltd.	68,077	38,419
Catalpa Resources, Ltd. (a)	39,799	77,111
Cellestis, Ltd. (a)	25,191	56,865
Centamin Egypt, Ltd. (a)	111,248	309,849
Centennial Coal Co., Ltd.	198,152	1,179,718
Centrebet International, Ltd.	9,600	14,974
Centrex Metals, Ltd. (a)	25,334	9,166
Ceramic Fuel Cells, Ltd. (a)	335,470	57,973
CGA Mining, Ltd. (a)	7,066	19,003
Challenger Financial Services Group, Ltd.	282,888	1,153,481
Chandler Macleod Group, Ltd.	16,111	5,591
Chemgenex Pharmaceuticals, Ltd.	34,831	11,415
Citadel Resource Group, Ltd. (a)	848,460	323,057
Citigold Corp., Ltd. (a)	104,691	12,583
Clean Seas Tuna, Ltd. (a)	857	99
Clinuvel Pharmaceuticals, Ltd. (a)	87,608	17,314
Clough, Ltd.	89,000	70,431
Coal of Africa, Ltd. (a)	162,768	217,804
Coalspur Mines, Ltd. (a) (c)	46,492	41,137
Cockatoo Coal, Ltd. (a)	344,179	157,968
Codan, Ltd.	44,453	78,036
Coffey International, Ltd.	21,485	22,799
Collection House, Ltd.	18,260	14,114
Comet Ridge, Ltd. (a)	17,561	2,514
ConnectEast Group	1,832,262	769,013
Conquest Mining, Ltd. (a)	36,675	17,510
Consolidated Media Holdings, Ltd.	220,029	702,134
Cooper Energy, Ltd. (a)	123,859	55,516
Count Financial, Ltd.	64,404	75,098
Crane Group, Ltd.	45,594	359,946
Credit Corp. Group, Ltd.	10,718	31,831
Crescent Gold, Ltd. (a)	33,079	5,371
CSG, Ltd.	103,334	178,346
Cudeco, Ltd. (a)	51,210	99,979
Cue Energy Resources, Ltd. (a)	195,411	68,669
Customers, Ltd. (a)	33,696	64,943
Data #3, Ltd.	606	5,884
David Jones, Ltd.	112,834	541,644
Decmil Group, Ltd. (a)	29,809	68,766
Deep Yellow, Ltd. (a)	335,540	56,697
Devine, Ltd.	184,720	49,910
Discovery Metals, Ltd. (a)	101,526	123,040
Dominion Mining, Ltd.	31,178	71,491
Domino’s Pizza Enterprises, Ltd.	11,943	68,910
Drillsearch Energy, Ltd. (a)	275,593	15,673
DUET Group	435,173	729,884
DWS Advanced Business Solutions, Ltd.	24,661	38,510
Dyesol, Ltd. (a)	37,128	30,241
Eastern Star Gas, Ltd. (a)	321,107	272,390
Elders, Ltd.	166,506	93,005
Emeco Holdings, Ltd.	231,231	191,689
Energy World Corp., Ltd.	437,888	176,647
Envestra, Ltd.	491,139	241,441

MSF-74

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Eservglobal, Ltd.	43,068	$24,663
Euroz, Ltd.	8,343	10,339
Extract Resources, Ltd. (a)	19,418	114,544
Fantastic Holdings, Ltd.	250	524
Ferraus, Ltd. (a)	33,559	25,805
FKP Property Group	494,524	405,189
Fleetwood Corp., Ltd.	35,564	376,734
FlexiGroup, Ltd.	62,397	88,761
Flight Centre, Ltd.	25,757	558,388
Flinders Mines, Ltd. (a)	330,186	43,178
Forge Group, Ltd.	5,387	21,134
Forte Energy NL (a)	61,924	4,715
Galaxy Resources, Ltd. (a) (c)	50,341	69,915
Geodynamics, Ltd. (a)	82,317	42,054
Ginalbie Metals, Ltd. (a) (b)	59,592	52,688
Giralia Resources NL (a)	58,422	151,770
Gold One International, Ltd. (a)	265,777	74,081
Goodman Fielder, Ltd.	604,465	761,014
GrainCorp., Ltd.	100,018	698,011
Grange Resources, Ltd. (a)	120,000	70,965
GUD Holdings, Ltd.	34,403	320,749
Gujarat NRE Coking Coal, Ltd. (a)	16,491	9,654
Gunns, Ltd. (b)	443,508	250,102
GWA International, Ltd. (b)	136,258	411,106
Hastie Group, Ltd.	57,395	87,265
Healthscope, Ltd. (b) (c)	132,886	771,422
Heron Resources, Ltd. (a)	35,984	7,753
HFA Holdings, Ltd.	182,493	29,026
Highlands Pacific, Ltd. (a)	43,800	13,933
Hillgrove Resources, Ltd.	42,437	12,907
Hills Industries, Ltd.	34,454	74,477
Horizon Oil, Ltd.	306,459	90,207
Icon Energy, Ltd. (a)	103,127	16,922
iiNET, Ltd.	29,332	75,682
Iluka Resources, Ltd. (a)	228,700	1,322,719
Imdex, Ltd.	56,956	56,343
IMF Australia, Ltd.	36,858	49,404
Independence Group NL	30,225	173,647
Indophil Resources NL (a)	55,747	49,830
Industrea, Ltd.	346,743	159,074
Infigen Energy	389,202	275,748
Infomedia, Ltd.	67,545	14,656
Integra Mining, Ltd. (a)	226,101	119,870
Integrated Research, Ltd.	28,972	9,774
Intrepid Mines, Ltd. (a)	102,707	125,414
Invocare, Ltd.	52,080	325,660
IOOF Holdings, Ltd.	107,724	698,841
Iress Market Technology, Ltd.	51,660	426,214
Iron Ore Holdings, Ltd. (a)	17,526	26,760
iSOFT Group, Ltd.	340,747	41,487
Ivanhoe Australia, Ltd. (a)	25,761	70,770
Jabiru Metals, Ltd. (a)	194,534	84,228
JB Hi-Fi, Ltd.	50,206	999,839
Kagara, Ltd.	14,017	8,783
Kangaroo Resources, Ltd. (a)	196,326	23,663
Karoon Gas Australia, Ltd. (a)	66,375	483,060
Kingsgate Consolidated, Ltd.	19,228	214,999
Kingsrose Mining, Ltd. (a)	78,221	81,934
Linc Energy, Ltd. (a)	119,994	205,316

Security Description	Shares	Value

Australia—(Continued)
Lycopodium, Ltd.	1,399	$5,273
Lynas Corp., Ltd. (a)	155,233	204,257
M2 Telecommunications Group, Ltd.	24,228	54,450
MAC Services Group	53,361	167,030
Macmahon Holdings, Ltd.	344,513	225,826
Macquarie Telecom Group, Ltd.	3,983	25,457
Magma Metals, Ltd. (a)	61,670	38,213
Mantra Resources, Ltd. (a)	10,048	40,613
McMillan Shakespeare, Ltd.	15,824	113,941
McPherson’s Ltd.	19,409	55,431
Medusa Mining, Ltd.	39,249	183,594
Melbourne IT, Ltd.	32,435	59,560
MEO Australia, Ltd. (a)	194,344	85,241
Mermaid Marine Australia, Ltd. (b)	82,994	220,805
Mesoblast, Ltd. (a)	27,256	67,375
Metals X, Ltd. (a)	122,921	32,585
Metgasco, Ltd. (a)	143,193	70,548
Minara Resources, Ltd.	192,345	150,184
Mincor Resources NL	26,000	47,985
Mineral Deposits, Ltd. (a)	91,362	92,029
Mineral Resources, Ltd.	53,299	543,417
Mirabela Nickel, Ltd. (a)	55,302	91,158
Mirabela Nickel, Ltd. (Placement Shares) (a)	4,688	7,727
Mitchell Communications Group, Ltd.	92,557	110,685
Molopo Australia, Ltd.	90,190	92,397
Moly Mines, Ltd. (a)	9,511	6,842
Monadelphous Group, Ltd.	35,802	554,847
Morning Star Gold NL (a)	33,455	13,001
Mortgage Choice, Ltd.	27,374	30,634
Mount Gibson Iron, Ltd.	306,999	519,373
Murchison Metals, Ltd. (a)	99,288	158,882
Nanosonics, Ltd. (a)	56,370	42,775
Navitas, Ltd.	157,387	645,490
Neptune Marine Services, Ltd. (a)	74,800	19,829
Nexbis, Ltd. (a)	76,189	6,183
NIB Holdings, Ltd.	95,649	114,224
Nido Petroleum, Ltd. (a)	455,291	72,775
Norfolk Group, Ltd.	47,507	53,160
North Australian Diamonds, Ltd. (a)	11,654	279
Northern Energy Corp., Ltd. (a)	30,998	28,244
Northern Iron, Ltd. (a)	17,185	29,817
NRW Holdings, Ltd.	39,197	65,556
Nufarm, Ltd. (b)	104,906	365,609
Oaks Hotels & Resorts, Ltd.	12,541	3,872
Oakton, Ltd.	32,057	86,679
Orocobre, Ltd. (a)	20,107	39,801
Otto Energy, Ltd. (a)	308,140	26,435
Pacific Brands, Ltd.	738,497	797,288
Pan Pacific Petroleum NL (a)	55,564	9,105
PanAust, Ltd. (a)	1,136,101	711,855
Panoramic Resources, Ltd.	34,411	89,649
PaperlinX, Ltd.	340,846	144,567
Peet, Ltd.	31,611	56,460
Perilya, Ltd.	45,367	19,679
Perpetual, Ltd. (b)	19,722	577,739
Perseus Mining, Ltd. (a)	123,175	341,932
Petsec Energy, Ltd. (a)	3,946	648
Pharmaxis, Ltd. (a) (b)	99,632	208,279
Photon Group, Ltd.	319,019	26,138

MSF-75

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Platinum Australia, Ltd. (a)	54,586	$34,991
PMP, Ltd.	68,427	46,197
Premier Investments, Ltd.	22,452	155,272
Prima Biomed, Ltd. (a)	213,074	20,538
Primary Health Care, Ltd.	141,151	478,930
Prime Media Group, Ltd.	1,327	815
PrimeAg Australia, Ltd. (a)	7,839	10,146
Probiotec, Ltd.	13,611	12,470
Programmed Maintenance Services, Ltd.	41,023	70,178
Quickstep Holdings, Ltd. (a)	31,204	10,298
Ramelius Resources, Ltd. (a)	71,244	53,909
RCR Tomlinson, Ltd.	13,292	15,981
REA Group, Ltd.	33,162	382,880
Reckon, Ltd.	24,309	56,044
Red Fork Energy, Ltd. (a)	29,578	12,879
Red Hill Iron, Ltd. (a)	3,707	10,452
Redflex Holdings, Ltd.	17,543	43,626
Reed Resources, Ltd. (a)	12,934	7,214
Regional Express Holdings, Ltd. (a)	9,952	10,989
Regis Resources, Ltd. (a)	73,370	103,963
Resolute Mining, Ltd.	63,526	83,278
Resource Generation, Ltd. (a)	37,002	22,829
Retail Food Group, Ltd.	19,150	44,787
Rex Minerals, Ltd. (a)	17,922	45,681
RHG, Ltd. (a)	70,192	46,053
Ridley Corp., Ltd.	94,194	117,843
Riversdale Mining, Ltd.	92,987	936,685
Roc Oil Co., Ltd. (a)	348,894	127,802
Rock Building Society, Ltd.	1,453	3,582
RP Data, Ltd.	7,597	8,427
Runge, Ltd.	4,190	1,858
Ruralco Holdings, Ltd.	2,336	5,945
SAI Global, Ltd.	77,364	326,034
Salmat, Ltd.	36,428	136,912
Sandfire Resources NL (a)	50,039	334,270
Saracen Mineral Holdings, Ltd.	66,866	40,106
Sedgman, Ltd.	35,300	67,478
Seek, Ltd.	80,686	582,817
Select Harvests, Ltd.	4,666	14,359
Servcorp, Ltd.	18,320	52,122
Service Stream, Ltd.	34,463	13,873
Seven Group Holdings, Ltd.	48,283	326,414
Sigma Pharmaceuticals, Ltd.	621,692	287,650
Silex Systems, Ltd. (a)	38,377	187,465
Silver Lake Resources, Ltd. (a)	34,334	78,706
Sirtex Medical, Ltd. (a)	18,491	87,158
Skilled Group, Ltd.	16,699	22,222
SMS Management & Technology, Ltd.	27,181	173,711
Southern Cross Electrical Engineering, Ltd.	13,042	14,700
Southern Cross Media Group	176,836	352,863
Spark Infrastructure Group (a) (c)	152,925	162,882
Spark Infrastructure Group (144A)	535,237	570,096
Sphere Investments, Ltd. (a)	28,162	69,766
Spotless Group, Ltd.	124,066	288,053
St. Barbara, Ltd. (a) (b)	760,015	285,714
Starpharma Holdings, Ltd. (a)	62,500	33,882
Straits Resources, Ltd.	39,613	70,765
Strike Resources, Ltd. (a)	13,614	6,772
STW Communications Group, Ltd.	111,482	87,347

Security Description	Shares	Value

Australia—(Continued)
Sundance Resources, Ltd. (a)	197,654	$47,210
Sunland Group, Ltd.	93,411	67,080
Super Cheap Auto Group, Ltd.	40,247	252,258
Swick Mining Services, Ltd. (a)	44,723	17,275
Talent2 International, Ltd.	14,642	21,034
Tanami Gold NL (a)	25,372	19,812
Tap Oil, Ltd.	53,796	48,084
Tassal Group, Ltd.	62,669	84,629
Technology One, Ltd.	38,530	36,335
Ten Network Holdings, Ltd.	240,731	321,390
Terramin Australia, Ltd. (a)	34,330	19,713
TFS Corp., Ltd.	45,816	39,755
Thakral Holdings Group (REIT)	143,461	60,730
The Reject Shop, Ltd.	11,148	190,202
Thorn Group, Ltd.	49,951	71,982
Tiger Resources, Ltd. (a)	107,569	31,624
Tower Australia Group, Ltd. (b)	153,063	345,250
Tox Free Solutions, Ltd. (a)	14,167	32,263
TPG Telecom, Ltd.	249,608	366,062
Transfield Services Infrastructure Fund	163,296	105,462
Transfield Services, Ltd.	199,724	693,074
Transpacific Industries Group, Ltd. (a)	135,033	152,944
Troy Resources NL	14,021	44,870
Trust Co., Ltd.	3,656	20,457
United Group, Ltd.	52,164	748,797
UXC, Ltd.	101,253	45,821
Victoria Petroleum NL (a)	99,714	32,102
Village Roadshow, Ltd.	7,714	19,343
Virgin Blue Holdings, Ltd.	968,773	404,684
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	4,933	13,830
Watpac, Ltd.	37,999	56,774
WDS, Ltd.	58,280	30,282
Webjet, Ltd.	17,109	39,498
West Australian Newspapers Holdings, Ltd. (b)	61,645	423,399
Western Areas NL	55,986	335,141
White Energy Co., Ltd. (a)	78,162	294,126
WHK Group, Ltd.	79,795	82,860
Wide Bay Australia, Ltd.	7,806	76,393
Wotif.com Holdings, Ltd.	51,701	243,630
Wridgways Australia, Ltd.	3,318	8,891

		55,997,571

Austria—1.0%
A-TEC Industries AG	1,749	16,076
Agrana Beteiligungs AG	1,493	136,839
Andritz AG (b)	17,975	1,259,806
Austria Technologie & Systemtechnik AG	495	7,962
Austriamicrosystems AG (a)	4,174	150,103
bwin Interactive Entertainment AG (a)	12,484	646,541
BWT AG	1,528	39,699
CAT Oil AG	2,668	24,187
Constantia Packaging AG	834	57,846
EVN AG (b)	11,044	172,055
Flughafen Wien AG	5,320	307,281
Intercell AG (a)	15,606	353,429
Kapsch TrafficCom AG	138	7,338
Lenzing AG	164	77,191
Mayr Melnhof Karton AG	3,602	364,481

MSF-76

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Austria—(Continued)
Oberbank AG	174	$10,412
Oesterreichische Post AG (b)	17,148	512,354
Palfinger AG (b)	5,413	138,496
RHI AG (a)	11,020	321,553
Rosenbauer International AG	555	23,462
Schoeller-Bleckmann Oilfield Equipment AG	4,650	303,472
Semperit AG Holding	2,111	80,582
Uniqa Versicherungen AG	4,263	85,549
Wienerberger AG	58,361	958,472
Wolford AG	856	24,299
Zumtobel AG	16,442	281,509

		6,360,994

Belgium—1.4%
Ablynx NV (a)	1,669	18,053
Ackermans & van Haaren NV	10,676	850,824
AGFA-Gevaert NV	65,000	478,858
Banque Nationale de Belgique	88	448,641
Barco NV	2,022	92,238
Bekaert S.A.	5,135	1,353,267
Compagnie d’Entreprises CFE	3,390	189,823
Compagnie Immobiliere de Belgique S.A.	1,022	42,375
Compagnie Maritime Belge S.A.	2,195	62,820
D’ieteren S.A.	770	430,250
Deceuninck NV	22,460	56,570
Deceuninck Plastics	17,412	47
Devgen (a)	1,589	15,610
Duvel Moortgat S.A.	85	8,092
Econocom Group	3,742	55,998
Elia System Operator S.A.	3,925	143,425
Euronav NV	11,341	214,246
EVS Broadcast Equipment S.A.	4,586	280,798
Exmar NV	2,923	21,821
Galapagos NV (a)	1,907	30,825
Gimv NV	225	11,561
Hamon & CIE S.A.	120	4,408
IRIS	560	24,447
Kinepolis	1,629	106,270
Lotus Bakeries S.A.	19	10,234
Melexis NV	5,734	86,769
Nyrstar (b)	34,275	458,214
Omega Pharma S.A.	8,374	311,494
Option NV	9,790	5,205
RealDolmen NV	42	7
RealDolmen NV (Post Reverse Split Shares)	737	13,684
Recticel S.A.	4,073	38,103
Roularta Media Group NV	90	2,169
Sipef S.A.	1,740	128,340
Telenet Group Holding NV (a)	27,321	915,075
Tessenderlo Chemie NV	3,995	124,311
Tessenderlo Chemie NV (VVPR Strip) (a)	189	78
ThromboGenics NV (a)	2,995	74,314
Umicore S.A.	35,678	1,539,636
Van de Velde	2,138	101,808

		8,750,708

Bermuda—2.1%
ABC Communications Holdings, Ltd. (HKD) (a)	54,000	9,046
Alco Holdings, Ltd. (HKD)	136,000	57,819

Security Description	Shares	Value

Bermuda—(Continued)
Allan International Holdings (HKD)	70,000	$32,876
Apac Resources, Ltd. (HKD) (a)	2,300,000	135,790
APT Satellite Holdings, Ltd. (HKD) (a)	74,000	25,366
Artini China Co., Ltd. (HKD) (a)	171,000	11,381
Arts Optical International Holdings (HKD)	16,000	7,167
Asia Satellite Telecommunications Holdings, Ltd. (HKD)	66,000	120,066
Automated Systems Holdings, Ltd. (HKD) (a)	32,000	6,795
Bel Global Resources Holdings, Ltd. (HKD) (a)	520,000	11,994
Biosensors International Group, Ltd. (SGD) (a)	292,000	219,715
Bossini International Holding (HKD)	240,000	26,823
Bright International Group, Ltd. (HKD)	712,000	36,650
Bund Center Investment, Ltd. (SGD) (a)	276,000	105,782
Burwill Holdings, Ltd. (HKD) (a)	1,294,000	73,151
BW Offshore, Ltd. (NOK) (a)	37,000	65,317
C C Land Holdings, Ltd. (HKD)	944,000	389,516
C Y Foundation Group, Ltd. (HKD) (a) (c)	1,040,000	15,679
Cafe de Coral Holdings, Ltd. (HKD)	82,000	231,292
Catlin Group, Ltd. (GBP) (b)	266,277	1,427,703
CCT Telecom Holdings, Ltd. (HKD)	26,000	3,383
Celestial Asia Securities Holdings, Ltd. (HKD) (a)	16,800	8,872
Century City International (HKD)	560,000	51,788
Champion Technology Holdings, Ltd. (HKD)	1,620,186	53,915
Chen Hsong Holdings (HKD)	110,000	46,494
Chevalier International Holdings, Ltd. (HKD)	56,000	59,814
Chevalier Pacific Holdings, Ltd. (HKD)	455,000	29,317
China Boon Holdings, Ltd. (HKD) (a)	420,000	22,411
China Electronics Corp. Holdings Co., Ltd. (HKD)	352,000	43,460
China Glass Holdings, Ltd. (HKD)	38,000	15,277
China Mandarin Holdings, Ltd. (HKD) (a)	2,512,000	13,266
China Ocean Shipbuilding Industry Group, Ltd. (HKD) (a)	402,000	10,559
China Pipe Group, Ltd. (HKD) (a) (c)	1,620,000	16,074
China Public Procurement, Ltd. (HKD) (a) (c)	644,000	56,429
China Solar Energy Holdings, Ltd. (HKD) (a)	1,620,000	41,270
China Sonangol Resources Enterprise, Ltd. (HKD) (a)	142,000	30,521
China WindPower Group, Ltd. (HKD) (a)	1,800,000	204,118
ChinaVision Media Group, Ltd. (HKD) (a)	310,000	33,412
Chow Sang Sang Holding (HKD)	120,000	278,047
Chuang’s China Investments, Ltd. (HKD) (a)	341,000	23,288
Chuangs’s Consortium International, Ltd. (HKD)	44,000	5,046
CNT Group, Ltd. (HKD) (a)	246,000	10,634
CSI Properties, Ltd. (HKD)	3,361,108	85,758
Dickson Concepts International, Ltd. (HKD)	112,000	80,233
Dockwise, Ltd. (NOK) (a)	2,989	74,035
DVN Holdings, Ltd. (HKD)	240,000	16,983
Dynamic Energy Holdings, Ltd. (HKD) (a) (c)	738,000	31,382
Emperor Entertainment Hotel, Ltd. (HKD)	175,000	31,541
EPI Holdings, Ltd. (HKD) (a)	5,220,000	56,505
Fairwood, Ltd. (HKD)	20,000	24,905
Fong’s Industries Co., Ltd. (HKD)	36,000	17,798
Frasers Property China, Ltd. (HKD) (a)	114,000	2,865
Fujikon Industrial Holdings, Ltd. (HKD)	64,000	12,865
G-Resources Group, Ltd. (HKD) (a)	5,073,000	339,182
Genting Hong Kong, Ltd. (HKD) (a)	153,229	66,015
Giordano International, Ltd. (HKD)	798,000	469,922
Glorious Sun Enterprises, Ltd. (HKD)	262,000	103,279
Golden Ocean Group, Ltd. (NOK)	157,298	217,925

MSF-77

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Bermuda—(Continued)
Golden Resorts Group, Ltd. (HKD)	2,104,000	$97,604
Golden Resources Development International, Ltd. (HKD)	370,000	26,106
Goldin Financial Holdings, Ltd. (HKD) (a)	200,000	23,197
Good Fellow Resources Holdings, Ltd. (HKD) (a)	190,000	16,893
Great Eagle Holdings, Ltd. (HKD)	125,602	379,852
Hang Ten Group Holdings, Ltd. (HKD)	138,000	24,636
Hiscox, Ltd. (GBP)	228,631	1,255,719
Hong Kong Resources Holdings Co., Ltd. (HKD)	399,500	73,728
Hongkong Chinese, Ltd. (HKD) (a)	920,000	117,272
Huscoke Resources Holdings, Ltd. (HKD) (a)	1,490,000	97,562
Hutchison Harbour Ring, Ltd. (HKD)	980,000	113,529
Hybrid Kinetic Group, Ltd. (HKD) (a)	1,286,000	47,688
IDT International, Ltd. (HKD) (a)	406,000	11,124
Imagi International Holdings, Ltd. (HKD) (a)	107,000	3,847
Integrated Distribution Services Group (HKD)	55,000	178,351
iOne Holdings, Ltd. (HKD)	620,000	35,953
IT, Ltd. (HKD)	250,000	170,534
ITC Properties Group, Ltd. (HKD) (a) (c)	15,000	4,113
Jackin International Holdings, Ltd. (HKD) (a) (c)	274,000	11,977
Jiuzhou Development Co., Ltd. (HKD)	218,000	18,217
JLF Investment Co., Ltd. (HKD)	360,000	27,807
K Wah International Holdings, Ltd. (HKD)	635,000	251,502
Karl Thomson Holdings, Ltd. (HKD) (a)	94,000	9,206
Katanga Mining, Ltd. (CAD) (a)	47,536	65,108
Kin Yat Holdings, Ltd. (HKD)	14,000	5,052
Kingmaker Footwear Holdings, Ltd. (HKD)	102,000	22,328
Kith Holdings, Ltd. (HKD)	42,000	9,525
Lancashire Holdings, Ltd. (GBP)	14,458	126,142
Le Saunda Holdings (HKD)	164,000	91,291
Lerado Group Holdings Co. (HKD)	202,000	32,790
Li Heng Chemical Fibre Technologies, Ltd. (SGD)	309,000	49,253
Lisi Group Holdings, Ltd. (HKD) (a)	324,000	30,634
Luk Fook Holdings International, Ltd. (HKD)	84,000	186,793
Luks Group Vietnam Holdings Co., Ltd. (HKD)	68,000	25,236
Lung Kee Holdings (HKD)	74,000	41,551
Man Yue International Holdings, Ltd. (HKD)	88,000	25,571
Mascotte Holdings, Ltd. (HKD) (a)	276,000	15,626
Matrix Holdings, Ltd. (HKD)	36,000	5,789
Mei Ah Entertainment Group, Ltd. (HKD)	800,000	17,698
Midland Holdings, Ltd. (HKD)	306,000	283,060
New Century Group Hong Kong, Ltd. (HKD)	912,000	18,281
New Times Energy Corp., Ltd. (HKD) (a)	4,084,000	131,302
Neway Group Holdings, Ltd. (HKD)	2,230,000	80,057
Newocean Energy Holdings, Ltd. (HKD)	262,000	62,459
Ngai LIK Industrial Holding (HKD) (a)	224,000	4,128
North Asia Resources Holdings, Ltd. (HKD) (a)	335,000	59,969
Omnicorp, Ltd. (HKD)	98,000	30,633
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (HKD)	555,882	40,740
Oriental Watch Holdings (HKD)	118,000	56,235
Pacific Andes International Holdings, Ltd. (HKD) (a)	640,356	115,133
Pacific Basin Shipping, Ltd. (HKD)	918,000	660,836
Pacific Century Premium Development, Ltd. (HKD)	420,000	75,576
Paliburg Holdings, Ltd. (HKD)	362,000	143,440
Pearl Oriental Innovation, Ltd. (HKD) (a)	307,000	62,736
Playmates Holdings, Ltd. (HKD)	36,000	11,226
Public Financial Holdings, Ltd. (HKD)	166,000	104,746

Security Description	Shares	Value

Bermuda—(Continued)
PYI Corp., Ltd. (HKD)	1,250,000	$46,643
Regal Hotels International Holdings, Ltd. (HKD)	230,000	99,584
Rising Development Holdings (HKD) (a)	272,000	69,863
Samling Global, Ltd. (HKD)	1,158,000	92,326
SEA Holdings, Ltd. (HKD)	94,000	51,538
Sewco International Holdings, Ltd. (HKD) (a)	196,000	26,129
Shenzhen High-Tech Holdings, Ltd. (HKD) (a)	40,000	2,566
Shougang Concord Grand Group (HKD) (a)	206,000	14,042
Sing Tao News Corp., Ltd. (HKD)	276,000	87,372
Sino-Tech International Holdings, Ltd. (HKD)	1,340,000	72,057
SmarTone Telecommunications Holding, Ltd. (HKD)	134,500	176,426
Sun Hing Vision Group Holdings, Ltd. (HKD)	42,000	18,130
Sun Innovation Holdings, Ltd. (HKD)	1,370,000	35,311
Sustainable Forest Holdings, Ltd. (HKD) (a)	1,162,500	52,551
SW Kingsway Capital Holdings, Ltd. (HKD)	164,000	5,036
Symphony Holdings, Ltd. (HKD)	272,000	13,495
Tack Hsin Holdings (HKD)	60,000	14,677
TAI Cheung Holdings (HKD)	250,000	170,600
Tai Fook Securities Group, Ltd. (HKD)	76,836	51,669
Tan Chong International, Ltd. (HKD)	63,000	15,159
Texwinca Holdings, Ltd. (HKD)	276,000	314,272
Theme International Holdings, Ltd. (HKD)	330,000	39,549
Titan Petrochemicals Group, Ltd. (HKD)	1,000,000	86,336
Tomorrow International Holdings, Ltd. (HKD) (a)	420,000	24,579
Top Form International, Ltd. (HKD)	126,000	9,742
Town Health International Investments, Ltd. (HKD)	76,000	12,512
Transport International Holdings, Ltd. (HKD)	102,800	329,481
Tse Sui Luen Jewellery International, Ltd. (HKD)	6,000	5,714
Tysan Holdings, Ltd. (HKD)	104,000	18,566
United Power Investment, Ltd. (HKD) (a)	1,728,000	51,214
Vantage International Holdings, Ltd. (HKD) (a)	264,000	33,385
Varitronix International, Ltd. (HKD)	164,000	57,609
Victory City International Holdings (HKD)	337,000	75,852
Wah Nam International Holdings, Ltd. (HKD) (a)	292,000	55,844
Wing Hing International Holdings, Ltd. (HKD) (a)	220,000	13,863
Wing Tai Properties, Ltd. (HKD)	188,000	70,624
Yugang International, Ltd. (HKD)	1,466,000	15,103

		13,715,296

Canada—12.3%
5N Plus, Inc. (a)	5,621	31,560
Aastra Technologies, Ltd. (a)	3,324	77,171
Absolute Software Corp. (a) (b)	19,254	73,878
Advantage Oil & Gas, Ltd. (a) (b)	70,915	447,761
Aecon Group, Inc.	26,300	306,061
AEterna Zentaris, Inc. (a)	11,866	15,330
AG Growth International, Inc.	5,038	196,440
AGF Management, Ltd.	46,037	718,203
Ainsworth Lumber Co., Ltd. (a)	16,295	39,256
Air Canada (a)	3,600	10,071
Akita Drilling, Ltd.	2,003	17,297
Alamos Gold, Inc. (a)	42,690	727,362
Alarmforce Industries, Inc. (a)	2,200	15,665
Alexco Resource Corp. (a)	18,644	86,388
Alexis Minerals Corp. (a)	18,500	4,493
Algonquin Power & Utilities Corp.	40,433	179,886
Alliance Grain Traders, Inc.	5,179	147,957
AltaGas, Ltd.	12,897	268,100

MSF-78

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Altius Minerals Corp. (a)	10,960	$116,046
Amerigo Resources, Ltd. (a)	17,461	14,248
Anatolia Minerals Development, Ltd. (a)	39,145	254,008
Anderson Energy, Ltd. (a)	60,799	66,147
Andrew Peller, Ltd.	300	2,495
Angiotech Pharmaceuticals, Inc. (a)	14,900	8,684
Angle Energy, Inc. (a)	18,798	138,047
Antrim Energy, Inc. (a)	26,096	25,603
Anvil Mining, Ltd.	57,664	192,129
Arsenal Energy, Inc. (a)	35,250	28,763
Astral Media, Inc.	22,017	826,613
Atco, Ltd.	1,694	88,859
Atlantic Power Corp.	20,366	281,517
Atrium Innovations, Inc.	14,000	200,321
ATS Automation Tooling Systems, Inc. (a)	33,938	233,078
AuEx Ventures, Inc. (a)	3,107	16,569
Augusta Resource Corp. (a)	36,290	125,849
Aura Minerals, Inc. (a)	36,810	142,670
Aurizon Mines, Ltd.	75,368	519,805
Avalon Rare Metals, Inc. (a)	19,905	68,061
Axia NetMedia Corp. (a)	16,400	24,852
Azure Dynamics Corp. (a)	101,313	29,524
B2Gold Corp. (a)	55,743	103,965
Baffinland Iron Mines Corp. (a)	81,702	84,127
Baja Mining Corp. (a)	12,500	12,628
Ballard Power Systems, Inc. (b)	49,749	83,604
Bankers Petroleum, Ltd. (a)	102,242	807,448
Bellatrix Exploration, Ltd. (a)	38,574	146,135
BioExx Specialty Proteins, Ltd. (a)	18,655	47,115
BioteQ Environmental Technologies, Inc. (a)	8,975	6,975
Birchcliff Energy, Ltd.	51,665	439,638
Black Diamond Group, Ltd.	3,533	61,809
BlackPearl Resources, Inc. (a)	95,917	354,989
BMTC Group, Inc.	4,687	107,676
Bonterra Energy Corp.	4,553	188,100
Boralex, Inc. (a)	10,730	85,052
Breakwater Resources, Ltd. (a)	38,493	173,124
Bridgewater Systems Corp. (a)	6,500	54,553
Brigus Gold Corp. (a)	7,801	12,655
Burcon NutraScience Corp. (a)	6,810	71,246
CAE, Inc.	114,697	1,183,236
Calfrac Well Services, Ltd. (b)	12,068	300,337
Calian Technologies, Ltd.	1,200	21,903
Calvalley Petroleums, Inc. (a)	34,810	120,717
Canaccord Capital, Inc. (a)	29,546	297,627
Canada Bread Co., Ltd.	139	6,009
Canadian Energy Services & Technology Corp.	1,653	28,100
Canadian Western Bank (b)	32,287	779,066
Canam Group, Inc.	15,313	112,603
Canfor Corp. (a)	46,100	375,266
Cangene Corp. (a)	12,069	43,495
Capstone Mining Corp. (a)	76,081	249,797
Cardero Resources Corp. (a)	17,277	19,804
Cardiome Pharma Corp. (a)	28,600	173,914
Carpathian Gold, Inc. (a)	33,950	19,128
Cascades, Inc.	48,258	298,141
Catalyst Paper Corp. (a)	12,000	1,282
CCL Industries	7,746	217,907
CE Franklin, Ltd. (a)	1,700	11,361

Security Description	Shares	Value

Canada—(Continued)
Celestica, Inc.	107,681	$903,748
Celtic Exploration, Ltd.	29,400	368,981
China Gold International Resources Corp., Ltd. (a)	31,629	145,325
Chinook Energy, Inc. (a)	12,817	30,130
CIC Energy Corp. (a)	15,763	91,719
Cinch Energy Corp. (a)	27,561	36,411
Clairvest Group, Inc.	200	2,516
Clarke, Inc.	1,730	6,621
Claude Resources, Inc. (a)	55,162	83,591
Coastal Contacts, Inc. (a)	13,510	17,061
Cogeco Cable, Inc. (b)	8,771	311,068
Cogeco, Inc.	300	9,180
Colossus Minerals, Inc. (a)	17,408	135,618
COM DEV International, Ltd. (a) (b)	28,381	63,960
Compton Petroleum Corp. (a)	69,500	35,781
Computer Modelling Group, Ltd.	5,630	98,441
Connacher Oil & Gas, Ltd. (a)	197,335	230,028
Consolidated Thompson Iron Mines, Ltd. (a)	76,374	654,348
Constellation Software, Inc.	1,413	59,021
Contrans Group, Inc.	3,430	28,488
Copper Mountain Mining Corp. (a)	28,166	105,884
Corby Distilleries, Ltd.	3,841	58,205
Corridor Resources, Inc. (a)	36,085	187,532
Corus Entertainment, Inc. (a)	36,600	767,944
Corvus Gold, Inc. (a)	3,599	2,972
Cott Corp. (a)	29,398	230,741
Crew Energy, Inc.	38,210	675,899
Crew Gold Corp. (a)	5,231	22,002
Crocotta Energy, Inc. (a)	6,400	10,755
Crystallex International Corp.	98,450	35,384
Dalsa Corp.	4,390	48,614
Daylight Energy, Ltd.	7,366	70,479
Delphi Energy Corp.	68,400	160,793
Denison Mines Corp. (a)	120,140	196,061
Detour Gold Corp. (a)	27,882	804,947
Dorel Industries, Inc.	14,400	481,049
DragonWave, Inc. (a) (b)	6,730	47,462
Duluth Metals, Ltd. (a)	26,307	65,164
Dundee Precious Metals, Inc.	40,280	246,504
DundeeWealth, Inc.	25,486	357,242
Dynasty Metals & Mining, Inc. (a)	6,500	24,562
Eastern Platinum, Ltd. (a)	330,795	456,291
Eastmain Resources, Inc. (a)	21,965	35,846
easyhome, Ltd.	2,000	22,779
ECU Silver Mining, Inc. (a)	73,314	53,412
EGI Financial Holdings, Inc.	900	6,819
Electrovaya, Inc. (a)	7,036	22,828
Endeavour Silver Corp.	17,940	72,670
Enghouse Systems, Ltd.	3,109	25,278
Ensign Energy Services, Inc. (b)	40,839	501,041
Entree Gold, Inc.	26,750	77,435
Epsilon Energy, Ltd. (a)	16,318	41,530
Equinox Minerals, Ltd. (a) (b)	262,795	1,475,502
Equitable Group, Inc.	6,001	122,649
Essential Energy Services, Ltd. (a)	11,059	15,362
Etruscan Resources, Inc.	73,515	37,003
European Goldfields, Ltd. (a)	50,850	538,409
Evertz Technologies, Ltd.	13,339	216,389
Excellon Resources, Inc. (a)	69,422	52,600

MSF-79

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Exco Technologies, Ltd.	4,100	$13,740
Exeter Resource Corp. (a)	11,335	73,882
EXFO, Inc. (a)	8,543	49,211
Fairborne Energy, Ltd.	56,559	232,950
Far West Mining, Ltd. (a)	13,407	73,843
Farallon Mining, Ltd. (a)	117,975	50,997
Fiera Sceptre, Inc.	1,403	11,107
First Majestic Silver Corp. (a)	24,297	166,630
First Uranium Corp. (a) (b)	26,500	21,881
FirstService Corp. (a)	10,500	251,523
Flint Energy Services, Ltd. (a)	21,995	328,392
Forsys Metals Corp. (a)	13,450	26,130
Fortress Paper, Ltd. (a)	1,777	67,579
Fortuna Silver Mines, Inc. (a)	36,282	112,781
Fronteer Gold, Inc. (a)	45,064	322,621
Galleon Energy, Inc.	41,400	141,559
Gammon Gold, Inc. (a)	46,800	325,957
Genesis Land Development Corp. (a)	17,608	53,023
Gennum Corp.	8,110	53,570
Geomark Exploration, Ltd.	3,200	3,264
Glacier Media, Inc. (a)	9,600	21,262
Glentel, Inc.	3,165	59,644
GLG Life Tech Corp. (a)	1,100	9,136
Gluskin Sheff & Associates, Inc.	3,985	70,723
GLV, Inc. (a)	11,535	85,942
GMP Capital, Inc.	14,400	149,392
Gold Wheaton Gold Corp. (a)	23,499	72,133
Golden Star Resources, Ltd.	100,470	494,811
Grande Cache Coal Corp. (a)	38,400	236,118
Great Basin Gold, Ltd. (a) (b)	125,750	305,382
Great Canadian Gaming Corp. (a)	30,400	211,732
Great Panther Silver, Ltd. (a)	23,200	21,635
Greystar Resources, Ltd.	15,100	60,872
Groupe Aeroplan, Inc.	105,679	1,297,569
Guyana Goldfields, Inc. (a)	19,255	195,271
Hanfeng Evergreen, Inc. (a)	16,400	100,364
Hanwei Energy Services Corp. (a)	9,200	3,575
Harry Winston Diamond Corp.	27,544	320,270
Helix Biopharma Corp. (a)	100	246
Heroux-Devtek, Inc. (a)	15,800	94,390
High River Gold Mines, Ltd. (a)	26,154	32,773
Home Capital Group, Inc.	15,284	660,532
Horizon North Logistics, Inc. (a)	1,558	3,284
HudBay Minerals, Inc. (a)	80,400	1,144,164
IESI-BFC, Ltd. (b)	38,606	882,787
Imax Corp. (a) (b)	16,250	274,503
Imperial Metals Corp. (a)	9,963	221,239
Imris, Inc. (a)	900	4,205
Industrial Alliance Insurance and Financial Services, Inc.	31,052	953,172
Inmet Mining Corp.	7,650	425,954
Innergex Renewable Energy, Inc.	7,747	71,115
Inter-Citic Minerals, Inc. (a)	28,492	45,667
Intermap Technologies Corp. (a)	10,468	7,118
International Forest Products, Ltd.	12,660	49,068
International Tower Hill Mines, Ltd. (a)	7,199	45,105
Intertape Polymer Group, Inc. (a)	8,282	12,470
Ivanhoe Energy, Inc. (a)	88,404	188,066
Ivernia, Inc. (a)	8,000	2,331

Security Description	Shares	Value

Canada—(Continued)
Jaguar Mining, Inc. (a) (b)	29,936	$193,379
KAB Distribution, Inc. (a) (c)	3,622	0
Keegan Resources, Inc. (a)	10,660	81,080
Kingsway Financial Services, Inc.	35,061	56,877
Kirkland Lake Gold, Inc.	16,030	135,004
La Mancha Resources, Inc. (a)	30,790	82,250
Labopharm, Inc. (a)	19,530	19,540
Labrador Iron Mines Holdings, Ltd. (a)	13,799	79,085
Lake Shore Gold Corp. (a)	83,340	291,441
Laramide Resources (a)	27,131	44,013
Laurentian Bank of Canada	12,100	514,701
Le Chateau, Inc.	4,599	59,149
Legacy Oil & Gas, Inc. (a)	17,923	196,388
Leon’s Furniture, Ltd.	10,566	141,024
Linamar Corp.	30,800	570,553
Lundin Mining Corp. (a)	160,556	801,649
MacDonald Dettwiler & Associates, Ltd. (a)	16,400	724,853
MAG Silver Corp. (a) (b)	11,142	84,854
MagIndustries Corp. (a)	74,397	22,042
Major Drilling Group International	12,900	371,167
Manitoba Telecom Services, Inc.	13,354	366,069
Maple Leaf Foods, Inc.	33,500	391,801
Marsulex, Inc.	4,233	45,231
Martinrea International, Inc. (a)	28,496	210,374
Maxim Power Corp. (a)	2,800	7,126
MDC Partners, Inc.	1,800	24,094
MDS, Inc.	51,900	522,806
Medwell Capital Corp. (a)	11,443	2,890
MEGA Brands, Inc. (a)	73,769	34,396
Mega Uranium, Ltd. (a)	92,800	55,890
Mercator Minerals, Ltd. (a) (b)	64,310	161,173
Methanex Corp.	62,400	1,528,708
MGM Energy Corp. (a)	6,492	1,387
Midway Energy, Ltd. (a)	13,297	47,016
Migao Corp. (a)	27,685	177,494
Minco Silver Corp. (a)	5,113	19,221
Minefinders Corp. (a)	13,770	134,430
Minera Andes, Inc. (a)	58,834	93,156
Miranda Technologies, Inc. (a)	11,073	52,706
Mosaid Technologies, Inc.	2,190	51,014
Mullen Group, Ltd.	25,030	350,364
Nautilus Minerals, Inc. (a)	52,914	103,315
Neo Material Technologies, Inc. (a)	50,900	243,264
Nevada Copper Corp. (a)	10,550	38,636
New Gold, Inc. (a)	87,200	584,467
Newalta, Inc.	21,758	188,741
Norbord, Inc. (a)	7,529	83,375
Norsemont Mining, Inc. (a)	19,937	40,864
North American Energy Partners, Inc. (a)	7,291	59,280
North American Palladium, Ltd.	35,151	145,118
Northern Dynasty Minerals, Ltd. (a)	17,364	147,082
Northgate Minerals Corp.	118,630	358,385
Novagold Resources, Inc. (a) (b)	43,879	380,630
Noveko International, Inc. (a)	8,600	4,762
NuVista Energy, Ltd. (a) (b)	38,717	392,266
OceanaGold Corp. (a)	51,549	189,782
Oncolytics Biotech, Inc. (a)	12,972	62,122
Open Range Energy Corp. (a)	18,692	24,149
Open Text Corp. (a) (b)	18,600	877,197

MSF-80

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
OPTI Canada, Inc.	110,322	$88,948
Orleans Energy, Ltd. (a)	19,639	43,878
Oromin Explorations, Ltd. (a)	9,700	13,380
Orvana Minerals Corp. (a)	28,762	75,436
Pace Oil & Gas, Ltd. (a)	1,066	8,056
Pacific Northern Gas, Ltd.	1,270	32,779
Paladin Labs, Inc. (a)	4,098	109,113
Pan American Silver Corp. (a)	37,845	1,115,002
Paramount Resources, Ltd.	17,035	336,911
Parkbridge Lifestyles Communities, Inc. (a)	9,546	52,021
Pason Systems, Inc. (b)	28,216	335,210
Patheon, Inc. (a)	5,086	11,413
Pengrowth Energy Trust	10,492	115,576
Peregrine Diamonds, Ltd. (a)	28,001	65,280
Perpetual Energy, Inc.	33,900	156,418
Petrolifera Petroleum, Ltd. (a)	13,385	10,272
Petrominerales, Ltd. (a)	14,100	341,731
Phoscan Chemical Corp. (a)	31,207	10,913
Platinum Group Metals, Ltd.	32,084	75,110
Platmin, Ltd. (a)	59,150	56,883
Plutonic Power Corp. (a)	15,300	32,400
Points International, Ltd.	2,000	1,418
Polaris Minerals Corp. (a)	1,800	1,486
PolyMet Mining Corp. (a) (b)	25,570	51,912
Potash One, Inc. (a)	19,871	76,245
Precision Drilling Corp. (a)	24,506	167,111
Premium Brands Holdings Corp.	5,850	79,557
Progress Energy Resources Corp.	48,900	554,338
Prometic Life Sciences, Inc. (a)	77,000	7,106
ProspEx Resources, Ltd. (a)	9,613	12,513
Pulse Seismic, Inc. (a)	7,964	10,831
QLT, Inc. (a)	26,200	165,174
Quadra FNX Mining, Ltd. (a)	57,822	848,135
Quebecor, Inc.	22,380	748,935
Queenston Mining, Inc.	13,606	62,383
Questerre Energy Corp. (a)	70,969	175,794
Ram Power Corp. (a)	16,160	35,791
Redknee Solutions, Inc. (a)	16,690	22,860
Reitmans Canada, Ltd.	1,300	23,362
Reitmans Canada, Ltd. (Class A)	25,230	455,118
Resverlogix Corp. (a)	12,830	50,101
Richelieu Hardware, Ltd.	6,030	164,010
Richmont Mines, Inc. (a)	6,200	31,438
Ritchie Bros. Auctioneers, Inc.	20,683	427,543
Rock Energy, Inc. (a)	8,787	38,325
Rocky Mountain Dealerships, Inc.	2,139	16,622
RONA, Inc. (a)	64,750	836,539
Rubicon Minerals Corp.	49,480	203,313
RuggedCom, Inc. (a)	3,609	49,571
Russel Metals, Inc.	24,685	506,912
Sabina Gold & Silver Corp. (a)	18,406	84,570
Sandvine Corp. (b)	85,000	153,577
Savanna Energy Services Corp.	40,539	215,798
Scorpio Mining Corp. (a)	31,000	26,500
Seabridge Gold, Inc. (a)	9,584	272,219
Sears Canada, Inc.	16,783	306,494
SEMAFO, Inc. (a)	85,582	808,060
ShawCor, Ltd. (b)	21,740	633,542
Sherritt International Corp.	166,959	1,299,084

Security Description	Shares	Value

Canada—(Continued)
Shore Gold, Inc.	88,170	$67,662
Sierra Wireless, Inc. (a)	16,748	174,077
Silver Standard Resources, Inc. (a) (b)	32,910	655,355
Silvercorp Metals, Inc.	70,340	578,053
Softchoice Corp. (a)	830	7,031
SouthGobi Energy Resources, Ltd. (a)	18,637	187,737
Sprott Resource Corp. (a)	28,297	118,196
Sprott Resource Lending Corp. (a)	60,051	106,166
St. Andrew Goldfields, Ltd. (a)	83,950	117,430
Stantec, Inc. (a)	22,708	601,532
Stella-Jones, Inc.	2,033	54,604
Stornoway Diamond Corp. (a)	102,750	62,881
Strateco Resources, Inc. (a)	32,150	17,801
Student Transportation, Inc.	14,536	82,179
SunOpta, Inc. (a)	24,071	146,374
Superior Plus Corp. (b)	38,405	444,318
SXC Health Solutions Corp. (a)	24,544	895,500
Tanzanian Royalty Exploration Corp. (b)	33,054	237,602
Taseko Mines, Ltd.	59,700	307,938
Terra Energy Corp.	18,547	23,241
The Cash Store Financial Services, Inc.	2,405	35,814
The Churchill Corp. (a)	7,000	141,299
The Descartes Systems Group, Inc. (a)	22,987	147,374
The Forzani Group, Ltd.	13,508	213,882
The Jean Coutu Group PJC, Inc.	43,805	371,052
Theratechnologies, Inc. (a)	21,224	98,548
Thompson Creek Metals Co., Inc. (a)	70,311	757,442
Timminco, Ltd. (a) (b)	9,700	3,392
TMX Group, Inc.	17,521	538,335
Toromont Industries, Ltd.	27,530	760,555
Torstar Corp.	23,209	286,097
Total Energy Services, Inc.	9,712	83,304
Transcontinental, Inc.	35,860	486,633
TransForce, Inc.	28,393	287,116
Transglobe Energy Corp. (a)	20,465	194,024
Transition Therapeutics, Inc.	800	2,487
Trican Well Service, Ltd.	54,980	876,411
Trilogy Energy Corp.	14,052	156,839
Trinidad Drilling, Ltd.	59,328	298,527
TSO3, Inc. (a)	17,113	23,273
Twin Butte Energy, Ltd. (a)	24,959	35,640
Uex Corp. (a) (b)	108,400	106,352
Uni-Select, Inc.	3,524	90,201
Ur-Energy, Inc. (a)	26,246	25,750
Uranium One, Inc. (a)	261,250	880,604
UTS Energy Corp. (a) (b)	129,724	453,647
Valeant Pharmaceuticals International, Inc. (a)	58,680	1,479,184
Vecima Networks, Inc. (a)	2,500	9,811
Vector Aerospace Corp.	5,000	33,416
Ventana Gold Corp. (a)	36,235	367,823
Vero Energy, Inc. (a)	17,207	111,655
Virginia Mines, Inc. (a)	4,108	30,128
WaterFurnace Renewable Energy, Inc.	2,283	57,904
Webtech Wireless, Inc.	1,800	682
Wesdome Gold Mines, Ltd.	22,307	58,289
West Fraser Timber Co., Ltd.	16,233	596,054
Westaim Corp. (a)	35,191	17,776
Western Coal Corp. (a)	51,380	292,973
Western Financial Group, Inc.	20,248	47,205

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Westport Innovations, Inc. (a) (b)	14,679	$257,091
Wi-Lan, Inc.	38,724	159,117
Winpak, Ltd.	5,634	59,435
Winstar Resources, Ltd. (a)	10,678	33,296
Xtreme Coil Drilling Corp. (a)	5,600	19,638
YM Biosciences, Inc. (a)	24,923	42,125
Yukon-Nevada Gold Corp. (a)	66,500	45,218
Zarlink Semiconductor, Inc. (a)	33,170	64,442
ZCLComposites, Inc.	11,781	32,043

		78,204,460

Cayman Islands—0.6%
Artel Solutions Group Holdings, Ltd. (HKD) (a)	970,000	39,373
Aupu Group Holding Co., Ltd. (HKD)	246,000	30,432
Bauhaus International Holdings, Ltd. (HKD)	42,000	18,228
Birmingham International Holdings, Ltd. (HKD) (a)	1,110,000	39,777
Bonjour Holdings, Ltd. (HKD)	228,000	44,366
Century Sunshine Group Holdings, Ltd. (HKD)	265,000	11,074
China Energy Development Holdings, Ltd. (HKD) (a)	1,510,000	104,513
China Flavors & Fragrances Co., Ltd. (HKD)	62,000	15,502
China Infrastructure Investment, Ltd. (HKD) (a)	626,000	28,693
China Metal International Holdings, Inc. (HKD)	300,000	69,972
China Sci-Tech Holdings, Ltd. (HKD) (a)	6,624,000	181,380
China Sunshine Paper Holdings Co., Ltd. (HKD)	100,500	50,651
China Timber Resources Group, Ltd. (HKD)	3,400,000	46,811
China Ting Group Holdings, Ltd. (HKD)	318,550	51,518
Chinasoft International, Ltd. (HKD) (c)	200,000	53,348
CK Life Sciences International Holdings, Inc. (HKD) (a)	1,288,000	80,544
CP Lotus Corp. (HKD) (a)	1,660,000	59,098
DBA Telecommunication Asia Holdings, Ltd (HKD) (a)	72,000	11,187
Eagle Nice International Holdings, Ltd. (HKD)	120,000	34,898
EcoGreen Fine Chemicals Group, Ltd. (HKD)	56,000	18,384
EVA Precision Industrial Holdings, Ltd. (HKD)	178,000	104,497
Far East Consortium (HKD)	573,877	171,285
Get Nice Holdings, Ltd. (HKD)	1,094,000	71,769
Global Green Tech Group, Ltd. (HKD)	476,000	9,384
Hannstar Board International Holdings, Ltd. (HKD)	244,000	42,336
Hans Energy Co., Ltd. (HKD) (a)	402,000	14,504
HKR International, Ltd. (HKD)	348,800	157,128
Huafeng Group Holdings, Ltd. (HKD)	460,000	28,370
IPE Group, Ltd. (HKD)	170,000	19,497
Kam Hing International Holdings, Ltd. (HKD)	196,000	40,068
Kantone Holdings, Ltd. (HKD)	930,000	18,916
Kiu Hung Energy Holdings, Ltd. (HKD)	750,000	41,075
Ko Yo Ecological Agrotech Group, Ltd. (HKD)	2,680,000	53,531
Lee & Man Holding, Ltd. (HKD)	190,000	163,319
Longrun Tea Group Co., Ltd. (HKD) (a)	260,000	20,805
Luen Thai Holdings, Ltd. (HKD)	156,000	16,012
Lung Cheong International Holdings, Ltd. (HKD) (a)	551,254	26,229
Ming Fai International Holdings, Ltd. (HKD)	68,000	26,522
Ming Fung Jewellery Group, Ltd. (HKD)	490,000	47,239
Natural Beauty Bio-Technology, Ltd. (HKD)	220,000	51,868
Neo-Neon Holdings, Ltd. (HKD)	159,500	103,385
Norstar Founders Group, Ltd. (HKD) (c)	120,000	0

Security Description	Shares	Value

Cayman Islands—(Continued)
Overseas Chinese Town Asia Holdings, Ltd. (HKD)	4,000	$2,165
Pacific Textile Holdings, Ltd. (HKD)	260,000	143,732
Pan Asia Environmental Protection Group, Ltd. (HKD)	194,000	36,451
Phoenix Satellite Television Holdings, Ltd. (HKD)	384,000	131,128
Pico Far East Holdings, Ltd. (HKD)	284,000	56,297
PME Group, Ltd. (HKD) (a)	440,000	40,870
PNG Resources Holdings, Ltd. (HKD) (a)	1,336,000	54,143
Polytec Asset Holdings, Ltd. (HKD)	510,000	89,378
Royale Furniture Holdings, Ltd. (HKD)	62,000	22,530
Sa Sa International Holdings, Ltd. (HKD)	230,000	183,460
Siem Offshore, Inc. (NOK) (a)	57,870	91,358
Sino Dragon New Energy Holdings, Ltd. (HKD) (a)	184,000	9,010
Sino Prosper State Gold Resources Holdings, Ltd. (HKD) (a)	950,000	47,618
Solomon Systech International, Ltd. (HKD)	656,000	41,348
South China China, Ltd. (HKD)	496,000	32,596
South China Land, Ltd. (HKD) (a)	480,000	13,249
Stella International Holdings, Ltd. (HKD)	84,000	164,745
Superb Summit International Timber Co., Ltd. (HKD) (a)	1,555,000	62,117
Texhong Textile Group, Ltd. (HKD)	214,000	127,678
Tom Group, Ltd. (HKD) (a)	496,000	48,576
Tongda Group Holdings, Ltd. (HKD)	1,350,000	57,306
TSC Offshore Group, Ltd. (HKD) (a)	133,000	18,748
Upbest Group, Ltd. (HKD)	8,000	1,046
Value Partners Group, Ltd. (HKD)	157,000	109,652
Vedan International Holdings, Ltd. (HKD)	296,000	24,793
Vision Values Holdings, Ltd. (HKD)	80,000	5,245
VST Holdings, Ltd. (HKD)	364,000	96,892
Water Oasis Group, Ltd. (HKD)	164,000	27,159
Win Hanverky Holdings, Ltd. (HKD)	194,000	29,587
Xingye Copper International Group, Ltd. (HKD)	114,000	28,295
ZZNode Technologies Co., Ltd. (HKD) (a)	220,000	26,649

		4,041,309

Channel Islands—0.0%
Gottex Fund Management Holdings, Ltd. (CHF)	800	4,040

Cyprus—0.2%
Bank of Cyprus Public Co., Ltd. (a)	25,798	129,408
Marfin Popular Bank Public Co., Ltd.	100,494	201,511
Prosafe Production Public, Ltd. (NOK) (a)	120,500	304,605
ProSafe SE (NOK)	105,031	645,888
Songa Offshore SE (NOK) (a)	26,833	116,173

		1,397,585

Denmark—1.0%
ALK-Abello A/S (b)	1,974	123,905
Alm Brand A/S (a)	4,837	41,889
Amagerbanken A/S	178,000	100,276
Ambu A/S	102	2,522
Auriga Industries (b)	10,326	190,269
Bang & Olufsen A/S	16,200	169,886
Bavarian Nordic A/S (a)	4,360	155,541
BoConcept Holding A/S	228	6,533

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
D/S Norden	11,212	$442,445
Dalhoff, Larsen & Horneman A/S	4,113	15,604
DFDS A/S	87	5,839
East Asiatic Co., Ltd. A/S (b)	3,471	90,850
Fionia Bank A/S (c)	6,891	0
GN Store Nord	150,500	1,153,009
Greentech Energy Systems (a)	18,503	71,015
Harboes Bryggeri A/S	1,454	37,011
IC Companys A/S	5,141	220,423
NeuroSearch A/S	8,352	125,654
Newcap Holding A/S (a)	51,241	7,353
NKT Holding A/S	11,166	548,307
Nordjyske Bank A/S	185	3,349
North Media A/S	3,568	27,128
Parken Sport & Entertainment A/S	1,676	27,981
PER Aarsleff A/S	822	61,732
Ringkjoebing Landbobank A/S	1,279	144,024
Rockwool International A/S	1,224	133,275
Royal UNIBREW A/S	2,718	133,874
Satair A/S	933	40,321
Schouw & Co.	7,984	176,218
SimCorp A/S	1,818	288,574
Sjaelso Gruppen	4,872	6,666
Solar Holdings A/S	1,841	122,760
Spar Nord Bank A/S	6,592	67,953
Sydbank A/S	31,535	732,872
Thrane & Thrane A/S	1,621	68,468
TK Development (a)	20,622	83,509
Topdanmark A/S (a)	5,258	660,842
TopoTarget A/S	49,340	34,124
Torm A/S	10,475	77,691
Vestjysk Bank A/S	3,112	38,609

		6,438,301

Finland—2.9%
Ahlstrom Oyj	4,533	104,017
Alma Media	25,883	242,268
Amer Sports Oyj	47,450	583,240
Aspo Oyj	6,855	74,624
Atria plc	4,955	72,923
BasWare Oyj	2,480	65,433
Cargotec Corp.	4,697	202,871
Comptel plc	40,187	45,401
Cramo Oyj	8,449	158,784
Elektrobit Corp.	43,163	49,292
Elisa Oyj	55,046	1,259,547
F-Secure Oyj	42,089	129,986
Finnair Oyj	15,207	102,421
Finnlines Oyj	9,624	108,358
Fiskars Oyj	14,230	276,337
Glaston Ojy ABP	2,749	4,785
HKScan Oyj	11,438	121,587
Huhtamaki Oyj (b)	26,425	338,737
Ilkka-Yhtyma Oyj	2,702	24,401
Kemira Oyj (b)	35,029	481,545
Kesko Oyj	24,322	1,138,308
Konecranes Oyj (b)	15,783	589,600
Lassila & Tikanoja Oyj	2,055	38,815
Lemminkainen Oyj	2,897	97,623

Security Description	Shares	Value

Finland—(Continued)
M-real Oyj	62,648	$250,493
Nokian Renkaat Oyj (b)	46,475	1,594,653
Okmetic Oyj	1,163	7,627
Olvi Oyj	3,420	141,438
Oriola-KD Oyj	43,612	253,182
Orion Oyj (Series A)	16,237	326,662
Orion Oyj (Series B) (b)	42,792	852,798
Outokumpu Oyj (b)	47,561	944,648
Outotec Oyj	11,767	498,068
PKC Group Oyj	12,102	185,885
Pohjola Bank plc (b)	81,277	985,448
Ponsse Oyj	513	7,590
Poyry Oyj	18,838	286,122
Raisio plc	52,300	208,501
Ramirent Oyj (b)	63,927	653,633
Rapala VMC Oyj	7,700	62,799
Rautaruukki Oyj (b)	42,125	869,234
Ruukki Group Oyj	95,130	244,737
Sanoma Oyj (b)	33,916	715,775
Scanfil Oyj	10,528	41,345
Stockmann Oyj Abp	9,921	385,657
Tecnomen Oyj (a)	33,483	35,045
Teleste Oyj	772	5,164
Tietoenator Oyj (b)	40,559	806,403
Tikkurila Oyj (a) (b)	2,304	49,801
Uponor Oyj (b)	27,006	446,119
Vacon plc	450	21,462
Vaisala Oyj (b)	3,399	95,198
YIT Oyj	45,663	1,081,719

		18,368,109

France—4.1%
Alten, Ltd. (a)	8,682	281,078
Altran Technologies S.A. (a)	53,165	211,020
April Group	5,915	173,028
Arkema S.A.	15,610	798,208
Assystem	9,046	153,422
Atari S.A. (a)	13,748	66,656
Atos Origin S.A.	23,273	1,052,614
Audika	2,239	59,309
Beneteau S.A.	21,876	390,755
Boiron S.A.	3,639	120,524
Bonduelle S.C.A.	1,643	155,856
Bongrain S.A.	1,234	88,958
Bourbon S.A. (b)	19,926	812,731
Boursorama (a)	1,071	12,760
Bull S.A. (a)	38,888	165,519
Canal Plus	27,664	201,280
Cegedim S.A.	862	52,764
Cegid Group	1,784	51,557
Cie Generale de Geophysique-Veritas (a)	38,841	854,020
Ciments Francais S.A.	2,486	221,266
Club Mediterranee (a)	9,320	167,028
Delachaux S.A.	1,552	118,573
Derichebourg (b)	37,828	167,535
Devoteam S.A.	345	9,033
EDF Energies Nouvelles S.A. (b)	9,918	379,286
Electricite de Strasbourg	88	13,692
Entrepose Contracting	219	25,403

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Esso S.A. Francaise	59	$7,683
Etablissements Maurel et Prom (b)	36,660	504,248
Euler Hermes S.A.	9,804	796,757
Euro Disney S.C.A. (a)	12,177	69,751
Eurofins Scientific	490	25,110
Exel Industries	601	25,330
Faurecia (a)	9,837	230,922
Fimalac S.A.	4,392	191,504
Fleury Michon S.A.	141	6,116
Flo Groupe	211	1,248
GameLoft S.A. (a)	522	2,545
GFI Informatique	21,618	82,048
GIFI	328	21,189
GL Events	3,491	110,075
Groupe Steria S.C.A.	17,503	523,749
Guerbet	570	58,562
Guyenne et Gascogne S.A.	1,236	131,208
Haulotte Group S.A.	2,603	28,156
Havas S.A.	117,044	571,443
Hi-Media S.A.	1,868	8,162
Ingenico	15,073	439,469
Inter Parfums S.A.	308	10,039
IPSOS	10,750	490,419
Kaufman & Broad S.A.	2,689	70,425
Korian	2,074	45,712
Laurent-Perrier	1,269	141,537
Lectra	6,736	30,780
LISI	2,049	138,893
LVL Medical Groupe S.A. (a)	3,308	76,003
Manitou BF S.A.	5,576	91,514
Manutan International	64	3,960
Marseill Tunnel Prado-Carena	219	7,462
Meetic (a)	5,080	160,287
Mersen	7,234	312,055
METabolic EXplorer S.A. (a)	785	6,842
Metropole Television S.A.	19,537	458,984
Naturex	369	20,986
Neopost S.A.	12,504	928,681
Nexans S.A.	10,452	759,136
Nexity	2,708	102,472
Norbert Dentressangle	1,639	130,951
NRJ Groupe	14,208	135,327
Orpea (a)	8,307	372,451
PagesJaunes Groupe (b)	55,218	577,072
Parrot S.A. (a)	358	7,118
Pierre & Vacances	2,151	139,609
Plastic Omnium S.A.	584	31,008
Rallye S.A.	10,572	390,712
Recylex S.A. (a)	9,886	89,785
Remy Cointreau S.A. (b)	4,080	274,333
Rexel S.A.	4,608	82,447
Rhodia S.A.	37,288	895,048
Robertet S.A.	14	1,998
Rubis	4,709	480,853
S.O.I.T.E.C. (a) (b)	51,917	494,969
Sa des Ciments Vicat	102	7,198
Saft Groupe S.A. (a)	11,520	448,704
Samse S.A.	24	1,986
Sartorius Stedim Biotech	639	29,904

Security Description	Shares	Value

France—(Continued)
SEB S.A.	14,353	$1,229,930
Seche Environnement S.A.	87	6,601
Sechilienne-Sidec	7,641	210,893
SeLoger.com (a)	6,489	331,075
Sequana	9,079	123,304
Societe Television Francaise 1 (b)	769	11,953
Société BIC S.A.	8,611	689,874
Somfy S.A.	75	15,405
Sopra Group S.A.	2,210	173,428
Stallergenes	3,301	288,562
STEF-TFE	599	32,592
Sucriere de Pithiviers-Le-Vieil	2	1,980
Sword Group	194	6,862
Synergie S.A.	400	10,221
Teleperformance	23,774	676,029
Trigano S.A.	1,585	36,490
UBISOFT Entertainment (b)	14,584	162,390
Union Financiere de France BQE S.A.	1,243	46,099
Valeo S.A.	32,972	1,529,512
Viel et Compagnie	2,379	9,335
Vilmorin & Cie (b)	2,448	263,795
Virbac S.A.	1,074	148,055
VM Materiaux S.A.	181	10,041
Zodiac S.A. (b)	18,836	1,192,362

		26,293,598

Germany—4.8%
Aareal Bank AG	19,138	424,746
ADVA AG Optical Networking (a)	4,911	36,847
Aixtron AG	45,746	1,360,101
Amadeus Fire AG	410	14,201
Arques Industries AG	823	1,736
Asian Bamboo AG	426	23,181
Augusta Technologie AG	3,157	57,209
Aurubis AG	3,902	185,782
Baader Bank AG	2,098	8,752
Balda AG	634	4,298
Bauer AG	4,376	179,152
BayWa AG	663	27,268
Bechtle AG	5,404	178,426
Bertrandt AG	2,364	140,033
Bilfinger Berger AG	20,710	1,426,697
Biotest AG	1,525	72,751
Borussia Dortmund GmbH & Co. KGaA (a)	34,018	63,872
Carl Zeiss Meditec AG	16,046	251,995
Centrosolar Group AG (a)	1,587	10,367
CENTROTEC Sustainable AG (a)	1,358	26,339
Centrotherm Photovoltaics AG (a)	880	36,984
Cewe Color Holding AG	2,667	98,768
Comdirect Bank AG	15,966	142,385
Compugroup Holding AG	551	6,997
Conergy AG (a)	33,140	26,984
CropEnergies AG (a)	2,615	13,733
CTS Eventim AG	4,715	243,754
Curanum AG	13,816	42,267
DAB Bank AG	8,986	50,604
Demag Cranes AG	5,175	198,047
Deutsche Beteiligungs AG	778	19,898
Douglas Holding AG	15,109	756,974

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Drillisch AG	21,043	$152,909
Duerr AG	3,254	101,278
Duetz AG (a)	25,308	185,785
Elexis AG	1,232	19,248
ElringKlinger AG	14,732	470,890
Evotec AG (a)	61,225	193,171
Fielmann AG	4,544	422,730
Freenet AG	46,549	546,050
Fuchs Petrolub AG	1,254	132,594
Gerresheimer AG	14,605	583,991
Gerry Weber International AG	5,762	235,659
Gesco AG	554	31,475
GFK SE	7,350	313,258
GFT Technologies AG	3,908	16,760
Gildemeister AG	25,474	370,989
Grammer AG	2,047	46,510
Grenkeleasing AG	2,244	109,896
Hamburger Hafen und Logistik AG (b)	6,901	268,002
Hawesko Holding AG	570	22,081
Heidelberger Druckmaschinen AG (b)	118,995	569,086
Homag Group AG	925	16,424
Indus Holding AG	8,923	231,903
Interseroh SE	398	21,594
IVG Immobilen AG (b)	54,751	396,764
Jenoptik AG (a)	17,633	102,291
Kizoo AG	3,469	38,998
Kloeckner & Co. SE	42,223	948,067
Koenig & Bauer AG	1,049	18,150
Kontron AG	23,408	203,079
Krones AG (b)	7,664	455,475
KUKA AG (b)	4,988	95,078
KWS Saat AG	1,133	185,996
Lanxess AG	1,524	83,446
Leoni AG	12,611	426,974
Loewe AG	2,442	20,525
LPKF Laser & Electronics AG	582	8,893
Manz Automation AG (a)	1,003	67,545
Medigene AG (a)	13,692	47,004
Medion AG	13,811	193,586
MLP AG	27,190	276,562
Morphosys AG (a)	8,735	198,231
MTU Aero Engines Holding AG (a)	24,694	1,408,963
MVV Energie AG	1,372	54,186
Nordex AG	9,267	85,146
Patrizia Immobilien AG (a)	991	4,366
Pfeiffer Vacuum Technology AG	855	80,709
Pfleiderer AG (a)	22,588	119,326
Phoenix Solar AG	338	12,093
PNE Wind AG	22,158	51,130
Praktiker Bau- und Heimwerkermaerkte AG	28,742	242,534
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	199	3,860
PVA TePla AG	353	2,153
QSC AG (a)	47,186	107,664
R Stahl AG	196	6,335
Rational AG	1,474	312,529
REpower Systems AG	526	80,131
Rheinmetall AG	15,260	1,007,217
Rhoen Klinikum AG (a)	44,627	982,246

Security Description	Shares	Value

Germany—(Continued)
Roth & Rau AG (a)	2,412	$57,424
SAG Solarstrom AG (a)	2,077	9,745
SGL Carbon AG (a) (b)	30,087	1,041,363
Singulus Technologies (b)	22,160	127,102
Sixt AG	4,657	171,022
SKW Stahl-Metallurgie Holding AG	1,469	30,318
Sky Deutschland AG (a)	53,303	74,454
Software AG	9,850	1,188,569
Solar Millennium AG (a) (b)	7,256	188,769
Solar-Fabrik AG (a)	785	5,765
Solarworld AG (b)	29,901	375,919
Solon SE (a) (b)	2,301	9,542
Stada Arzneimittel AG	30,617	876,802
Stratec Biomedical Systems	3,381	138,830
Suedzucker AG	21,707	484,466
Suss Microtec AG (a)	2,602	20,914
Symrise AG	41,865	1,162,629
TAG Immobilien AG	4,018	29,107
Takkt AG	4,447	57,836
Telegate AG	1,956	18,940
Tognum AG	43,400	960,515
TUI AG (b)	84,434	1,030,323
United Internet AG (b)	56,179	906,281
Verbio AG (a)	10,216	49,141
Versatel AG (a)	2,108	13,900
Vossloh AG	4,207	447,151
VTG AG	616	11,109
Wacker Construction Equipment AG	11,290	154,712
Washtec AG (a)	1,665	18,618
Wincor Nixdorf AG	16,737	1,089,229
Wirecard AG	23,796	323,985
Zhongde Waste Technology AG	349	6,598

		30,601,761

Gibraltar—0.0%
PartyGaming plc (a)	64,887	281,767

Greece—0.9%
Aegean Airlines S.A.	598	1,845
Agricultural Bank of Greece	143,570	181,233
Alapis Holding Industrial & Commercial S.A.	78,448	168,218
Anek Lines S.A.	58,063	17,303
Bank of Attica	20,487	28,455
Bank of Greece	7,629	309,102
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	51,244	55,641
Ellaktor S.A.	72,280	285,844
Emporiki Bank S.A.	6,781	18,947
Folli-Follie S.A.	3,470	67,980
Forthnet S.A. (a)	56,130	50,949
Fourlis Holdings S.A.	22,201	177,490
Frigoglass S.A.	13,245	162,874
GEK Terna S.A.	24,630	140,248
Geniki Bank (a)	2,439	7,044
Hellenic Duty Free Shops S.A.	6,376	33,333
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	29,646	210,616
Hellenic Petroleum S.A.	50,348	377,661
Iaso S.A.	9,418	24,354

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—(Continued)
Intracom Holdings S.A. (a)	56,166	$43,330
Intralot S.A.	9,251	35,458
JUMBO S.A.	11,509	77,217
Lambrakis Press S.A.	7,345	8,295
Marfin Investment Group S.A.	244,535	260,136
Metka S.A.	9,569	103,418
Michaniki S.A.	26,207	14,794
Motor Oil Hellas Corinth Refineries S.A.	20,217	197,596
Mytilineos Holdings S.A.	48,489	281,444
Piraeus Bank S.A.	111,359	547,405
Piraeus Port Authority S.A.	4,532	81,315
Proton Bank S.A.	7,426	9,152
S&B Industrial Minerals S.A.	11,161	55,001
Sarantis S.A.	14,104	74,821
Sidenor Steel Products Manufacturing Co. S.A.	522	1,655
Teletypos S.A.	3,647	15,921
Terna Energy S.A.	8,933	33,170
The Athens Water Supply & Sewage Co. S.A.	18,721	126,361
Titan Cement Co. S.A.	35,885	723,000
TT Hellenic Postbank S.A.	50,983	281,171
Viohalco	36,928	184,668

		5,474,465

Hong Kong—0.9%
Allied Group, Ltd.	22,000	86,357
Allied Properties HK, Ltd.	1,602,024	344,749
Asia Financial Holdings, Ltd.	300,000	121,385
Associated International Hotels, Inc. (a)	14,000	29,586
Capital Estate, Ltd. (a)	373,000	15,622
Cheuk Nang Holdings, Ltd.	61,160	22,041
China Renji Medical Group, Ltd. (a)	2,356,000	16,297
China Strategic Holdings, Ltd. (a)	770,000	28,131
China Yunnan Tin Minerals Group Co., Ltd.	1,400,000	14,785
Chinney Investment, Ltd.	8,000	1,247
Chong Hing Bank, Ltd.	52,000	126,825
Chu Kong Shipping Development	252,000	61,234
Citic 1616 Holdings, Ltd.	460,000	166,093
City Telecom HK, Ltd.	122,000	76,082
Continental Holdings	780,000	23,444
Cosway Corp., Ltd.	40,000	5,044
Cross-Harbour Holdings, Ltd.	63,000	54,391
Dah Chong Hong Holdings, Ltd.	330,000	405,597
Dah Sing Financial Holdings, Ltd.	65,200	503,614
Dan Form Holdings Co., Ltd. (a)	568,000	58,555
Emperor International Holdings	510,000	109,828
Emperor Watch & Jewellery, Ltd.	1,030,000	117,839
ENM Holdings, Ltd. (a)	376,000	36,234
eSun Holdings, Ltd.	332,000	44,810
Fountain SET Holdings	338,000	54,339
Fubon Bank Hong Kong, Ltd.	176,000	88,949
Gold Peak Industries Holding, Ltd.	277,714	37,120
Goldin Properties Holdings, Ltd.	268,000	173,018
Guangnan Holdings	264,000	60,332
Harbour Centre Development, Ltd.	74,000	87,832
Henderson Investment, Ltd.	516,000	52,456
Hon Kwok Land Investment Co., Ltd.	140,000	50,733
Hong Kong Ferry Holdings	10,000	9,586
Hung Hing Printing Group, Ltd.	252,000	73,241
Jinhui Holdings, Ltd.	83,000	25,637

Security Description	Shares	Value

Hong Kong—(Continued)
Keck Seng Investments	94,000	$48,421
Kee Shing Holdings	40,000	8,537
Kee Shing Investments (a)	40,000	979
King Stone Energy Group, Ltd. (a)	4,700,000	105,991
Kowloon Development Co., Ltd.	184,000	205,367
KPI Co., Ltd. (a)	182,000	7,491
Lai Sun Development (a)	4,564,000	112,228
Lai Sun Garment International, Ltd. (a)	296,000	27,306
LAM Soon Hong Kong, Ltd.	15,000	13,279
Lippo China Resources, Ltd.	914,000	27,534
Lippo, Ltd.	122,000	45,435
Liu Chong Hing Investment	80,000	93,547
Magnificent Estates	544,000	16,958
Melco International Development (a)	458,000	233,133
Miramar Hotel & Investment	4,000	4,346
Next Media, Ltd.	318,000	45,765
Rivera Holdings	20,000	852
Shenyin Wanguo HK, Ltd.	95,000	41,277
Shougang Concord Technology Holdings (a)	634,000	37,325
Shui On Construction & Materials, Ltd.	102,000	125,789
Shun Tak Holdings, Ltd.	510,000	327,354
Singamas Container Holdings, Ltd.	542,000	125,209
Sino Gas Group, Ltd. (a)	450,000	19,107
Sun Hung Kai & Co., Ltd.	186,000	136,855
Techtronic Industries Co., Ltd.	592,000	579,725
Value Convergence Holdings, Ltd. (a)	56,000	18,176
Vitasoy International Holdings, Ltd.	350,000	275,762
Wai Kee Holdings, Ltd. (a)	54,000	12,524
Wing On Co. International, Ltd.	42,000	80,532
Winteam Pharmaceutical Group, Ltd.	322,000	45,074
YGM Trading, Ltd.	32,000	59,573

		6,064,484

Ireland—1.1%
Aer Lingus (a)	21,859	31,065
Allied Irish Banks plc	218,713	152,430
C&C Group plc	200,973	872,927
C&C Group plc (Settlement Issue)	3,050	13,368
DCC plc	50,148	1,432,716
Dragon Oil plc (a)	121,262	832,851
Elan Corp. plc (a)	1,061	6,045
FBD Holdings plc	13,939	122,736
Glanbia plc	43,888	203,473
Grafton Group plc	110,585	459,689
Greencore Group plc	89,512	143,714
IFG Group plc	42,623	75,282
Independent News & Media plc (a)	19,691	17,024
Irish Continental Group plc	3,087	60,874
Irish Life & Permanent Group Holdings plc (a)	66,772	126,519
Kingspan Group plc (a)	52,008	393,998
Paddy Power plc	27,063	947,388
Smurfit Kappa Group plc	80,404	806,130
United Drug plc	68,804	233,820

		6,932,049

Israel—0.8%
Africa Isreal Investments, Ltd.	2,272	12,853
AL-ROV Isreal, Ltd.	2,474	77,878

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Albaad Massuot Yitzhak, Ltd.	23	$447
Alon Holdings Blue Square, Ltd.	4,478	60,465
Alvarion, Ltd. (a)	12,288	24,212
AudioCodes, Ltd. (a)	15,440	56,867
Biocell, Ltd. (a)	2,190	30,495
BioLine RX, Ltd. (a)	25,645	22,850
Clal Biotechnology Industries, Ltd. (a)	7,766	41,786
Clal Industries and Investments, Ltd.	28,708	200,280
Clal Insurance Enterprise Holdings, Ltd.	7,886	193,608
Compugen, Ltd. (a)	3,771	17,724
Delek Automotive Systems, Ltd.	11,864	152,320
Delta-Galil Industries, Ltd.	154	1,178
Direct Insurance Financial Investments, Ltd.	532	1,104
DS Apex Holdings, Ltd.	1,969	12,134
El Al Israel Airlines	35,417	11,021
Elbit Imaging, Ltd.	774	10,648
Electra, Ltd.	423	43,016
Elron Electronic Industries	9,922	58,696
Evogene, Ltd. (a)	5,924	27,747
EZchip Semiconductor, Ltd. (a)	3,501	89,539
First International Bank of Israel, Ltd.	6,417	95,158
FMS Enterprises Migun, Ltd.	910	25,570
Formula Systems 1985, Ltd.	4,463	63,152
Frutarom Industries, Ltd.	16,158	160,281
Fundtech, Ltd. (a)	1,698	23,687
Gilat Satellite Networks, Ltd. (a)	3,943	23,265
Given Imaging, Ltd. (a)	5,078	92,096
Golf & Co., Ltd.	4,811	31,147
Granite Hacarmel Investments, Ltd.	15,628	33,291
Hadera Paper, Ltd.	1,047	82,320
Harel Insurance Investments & Financial Services, Ltd.	2,633	137,880
Hot Telecommunication System, Ltd.	5,608	66,162
Isreal Discount Bank, Ltd.	12,340	24,572
Ituran Location & Control, Ltd.	5,023	72,218
Jerusalem Oil Exploration (a)	4,987	103,667
Kamada (a)	5,991	35,054
Maabarot Products, Ltd.	4,183	61,861
Makhteshim-Agan Industries, Ltd.	75,098	279,256
Matrix IT, Ltd.	10,543	57,285
Mellanox Technologies, Ltd. (a)	5,650	114,813
Menorah Mivtachim Holdings, Ltd.	15,439	193,480
Mizrahi Tefahot Bank, Ltd.	6,517	60,511
Naphtha Israel Petroleum Corp., Ltd. (a)	13,627	59,105
Neto ME Holdings, Ltd. (a)	1,150	53,769
NetVision, Ltd.	3,945	44,923
Oil Refineries, Ltd.	189,828	104,585
Ormat Industries	24,331	201,654
Osem Investments, Ltd.	12,152	188,759
Paz Oil Co., Ltd.	1,405	223,936
Plasson	1,247	31,283
RADVision, Ltd. (a)	716	4,841
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,823	48,767
Retalix, Ltd.	9,715	121,729
Scailex Corp., Ltd.	2,628	45,950
Shikun & Binui, Ltd.	74,644	166,408
Shufersal, Ltd.	29,810	179,017
Space Communication, Ltd. (a)	729	14,051

Security Description	Shares	Value

Israel—(Continued)
Strauss Group, Ltd.	12,514	$186,999
Suny Electronics, Ltd.	3,311	33,875
The Israel Land Development Co., Ltd.	1,512	13,232
The Phoenix Holdings, Ltd.	2,737	8,592
Tower Semiconductor, Ltd. (a)	73,221	103,412
Union Bank of Israel	15,420	71,055

		4,889,536

Italy—3.3%
ACEA S.p.A. (b)	27,772	313,196
AcegasAps S.p.A.	8,490	49,691
Actelios S.p.A.	6,851	23,241
Aedes S.p.A. (a)	98,520	28,314
Alerion Cleanpower S.p.A.	37,583	26,093
Amplifon S.p.A.	40,752	185,057
Ansaldo STS S.p.A. (a)	33,818	436,954
Antichi Pellettieri S.p.A.	9,305	6,235
Arnoldo Mondadori Editore S.p.A. (b)	53,051	166,604
Ascopiave S.p.A.	4,364	9,843
Astaldi S.p.A.	26,266	188,744
Autogrill S.p.A.	58,608	733,134
Azimut Holding S.p.A.	55,054	539,051
Banca Finnat Euramerica S.p.A.	51,884	36,692
Banca Generali S.p.A.	18,656	227,449
Banca IFIS S.p.A.	5,159	36,422
Banca Intermobiliare S.p.A.	16,613	94,219
Banca Popolare dell’Emilia Romagna Scrl	48,799	600,228
Banca Popolare dell’Etruria e del Lazio	1,515	6,803
Banca Popolare di Milano Scarl	138,838	661,386
Banca Popolare di Sondrio	54,905	494,945
Banca Profilo S.p.A.	64,232	43,057
Banco di Desio e della Brianza S.p.A.	21,066	113,011
BasicNet S.p.A.	4,027	15,550
Benetton Group S.p.A.	38,769	296,739
Biesse S.p.A.	6,021	45,437
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	23,344
Brembo S.p.A.	15,672	156,628
Bulgari S.p.A. (b)	69,332	627,727
Buongiorno S.p.A. (a)	9,670	13,978
Buzzi Unicem S.p.A.	39,838	420,261
Caltagirone Editore S.p.A.	6,273	15,447
Carraro S.p.A.	5,504	17,257
Cementir Holding S.p.A.	25,410	83,685
CIR-Compagnie Industriali Riunite S.p.A.	272,712	555,677
Credito Artigiano S.p.A.	7,992	15,448
Credito Bergamasco S.p.A.	1,543	46,895
Credito Emiliano S.p.A.	41,264	281,086
Credito Valtellinese (b)	96,997	445,155
Danieli & C Officine Meccaniche S.p.A.	4,753	111,735
Davide Campari-Milano S.p.A.	166,597	994,596
De’Longhi S.p.A.	11,168	60,948
DiaSorin S.p.A.	10,834	444,184
Digital Multimedia Technologies S.p.A. (a)	3,021	54,166
EEMS Italia S.p.A. (a)	5,312	10,566
Elica S.p.A.	1,718	3,539
ERG Renew S.p.A. (a)	5,726	6,081
ERG S.p.A.	24,848	335,105
Esprinet S.p.A.	13,663	122,869
Eurotech S.p.A. (a)	15,434	45,234

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Fastweb (a)	6,011	$146,783
Fiera Milano S.p.A.	6,655	37,672
FNM S.p.A. (a)	4,399	3,206
Fondiaria-Sai S.p.A. (b)	17,570	176,833
Gemina S.p.A.	405,139	281,738
Geox S.p.A. (b)	35,122	198,867
Gruppo Coin S.p.A.	22,007	216,933
Gruppo Editoriale L’Espresso S.p.A.	51,547	111,419
Hera S.p.A.	343,858	655,318
IMMSI S.p.A.	61,005	70,163
Impregilo S.p.A.	130,713	389,205
Indesit Co. S.p.A. (b)	17,777	217,067
Industria Macchine Automatiche S.p.A.	3,204	60,748
Interpump Group S.p.A.	25,267	157,885
Iren S.p.A. (b)	173,967	299,966
Italcementi S.p.A. (b)	39,962	352,737
Italmobiliare S.p.A.	4,014	134,237
Juventus Football Club S.p.A. (a)	9,266	10,773
KME Group S.p.A.	80,757	32,957
Landi Renzo S.p.A. (b)	19,545	99,398
Lottomatica S.p.A.	24,620	376,875
Maire Tecnimont S.p.A.	123,579	491,272
Mariella Burani S.p.A.	6,116	20,982
MARR S.p.A.	7,654	82,372
Milano Assicurazioni S.p.A.	131,962	246,199
Nice S.p.A. (a)	7,301	28,357
Piaggio & C S.p.A.	64,250	201,164
Pirelli & C Real Estate S.p.A.	105,860	64,017
Pirelli & C. S.p.A.	112,765	916,276
Poltrona Frau S.p.A.	22,268	23,509
Premafin Finanziaria S.p.A.	11,753	14,188
Prysmian S.p.A.	58,701	1,071,918
Recordati S.p.A.	47,572	425,522
Reno de Medici S.p.A.	38,858	13,428
Sabaf S.p.A.	947	24,720
Safilo Group S.p.A.	13,099	174,025
Saras S.p.A.	203,408	400,877
Screen Service Broadcasting Technologies S.p.A.	8,666	6,830
Seat Pagine Gialle S.p.A. (b)	402,113	83,009
Snai S.p.A. (a)	23,890	87,047
Societa Cattolica di Assicurazioni Scrl	21,428	555,582
Societa Iniziative Autostradali e Servizi S.p.A.	30,419	289,318
Sogefi S.p.A.	21,121	66,455
Sorin S.p.A.	102,216	238,395
Telecom Italia Media S.p.A.	24,725	7,682
Tiscali S.p.A. (a)	802,477	110,442
Tod’s S.p.A. (b)	4,903	465,067
Trevi Finanziaria S.p.A.	14,111	199,803
Uni Land S.p.A.	4,937	3,798
Unipol Gruppo Finanziario S.p.A. (b)	238,901	173,389
Vianini Lavori S.p.A.	2,113	11,964
Vittoria Assicurazioni S.p.A.	11,118	54,612
Zignago Vetro S.p.A. (a)	5,573	36,012

		20,888,717

Japan—20.9%
A&D Co., Ltd.	4,000	16,738
Accordia Golf Co., Ltd.	237	223,145
Achilles Corp.	73,000	101,369

Security Description	Shares	Value

Japan—(Continued)
ADEKA Corp.	30,600	$310,681
Advan Co., Ltd.	8,500	61,387
Aeon Delight Co., Ltd.	7,000	131,053
Aeon Fantasy Co., Ltd.	4,300	43,276
Aeon Hokkaido Corp.	9,600	31,168
Agrex, Inc.	400	3,688
Ahresty Corp.	6,600	52,311
Ai Holdings Corp.	21,700	72,800
Aica Kogyo Co., Ltd.	23,600	269,261
Aichi Corp.	12,500	49,463
Aichi Machine Industry Co., Ltd.	37,000	125,626
Aichi Steel Corp.	46,000	235,597
Aichi Tokei Denki Co., Ltd.	3,000	8,547
Aida Engineering, Ltd.	26,800	94,010
Aigan Co., Ltd.	8,000	43,479
Ain Pharmaciez, Inc.	2,500	87,014
Aiphone Co., Ltd.	5,900	93,488
Airport Facilities Co., Ltd.	9,100	35,294
Aisan Industry Co., Ltd.	10,300	77,937
Akebono Brake Industry Co., Ltd.	23,700	140,437
Alconix Corp.	200	3,831
Allied Telesis Holdings KK	23,700	31,002
Aloka Co., Ltd. (b)	8,200	54,282
Alpen Co., Ltd.	6,800	105,757
Alpha Corp.	1,100	10,712
Alpha Systems, Inc.	2,200	43,334
Alpine Electronics, Inc.	19,000	243,728
Alps Electric Co., Ltd.	68,900	564,265
Alps Logistics Co., Ltd.	2,900	30,549
Altech Co., Ltd.	2,200	5,670
Altech Corp.	2,600	20,259
Amano Corp. (b)	25,900	210,538
Amiyaki Tei Co., Ltd.	20	57,141
Amuse, Inc.	2,600	28,646
Ando Corp.	37,000	44,715
Anest Iwata Corp.	13,000	42,583
Anrakutei Co., Ltd.	3,000	14,580
Anritsu Corp.	47,000	297,758
AOC Holdings, Inc. (b)	17,400	75,762
Aohata Corp.	500	8,778
AOKI Holdings, Inc.	12,900	195,959
Aoyama Trading Co., Ltd.	30,900	498,671
Arakawa Chemical Industries, Ltd.	8,100	96,203
Araya Industrial Co., Ltd.	25,000	37,109
Arc Land Sakamoto Co., Ltd.	4,300	50,444
Arcs Co., Ltd.	10,200	138,271
Argo Graphics, Inc.	1,900	22,335
Ariake Japan Co., Ltd.	8,500	129,918
Arisawa Manufacturing Co., Ltd. (b)	14,700	91,745
Arnest One Corp. (b)	14,000	154,194
Aronkasei Co., Ltd.	4,000	16,610
Art Corp.	3,700	61,427
As One Corp.	5,000	96,541
Asahi Co., Ltd.	4,000	60,142
Asahi Diamond Industrial Co., Ltd.	25,000	481,833
Asahi Holdings, Inc.	8,000	184,770
Asahi Kogyosha Co., Ltd.	11,000	46,614
Asahi Net, Inc.	2,000	6,871
Asahi Organic Chemicals Industry Co., Ltd.	30,000	69,670

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahi TEC Corp. (a)	325,000	$105,059
Asatsu-DK, Inc. (b)	12,600	271,951
Asax Co., Ltd.	18	18,487
Ashimori Industry Co., Ltd.	25,000	37,763
ASICS Trading Co., Ltd.	800	10,199
ASKA Pharmaceutical Co., Ltd.	11,000	74,005
ASKUL Corp.	6,300	127,225
Asunaro Aoki Construction Co., Ltd.	7,000	31,591
Atom Corp.	27,100	71,996
Atsugi Co., Ltd.	88,000	105,342
Autobacs Seven Co., Ltd.	11,300	430,828
Avex Group Holdings, Inc. (b)	13,100	175,475
Bals Corp.	38	42,077
Bando Chemical Industries, Ltd.	37,000	137,550
Bank of the Ryukyus, Ltd.	19,000	232,436
Belc Co., Ltd.	1,100	11,265
Belluna Co., Ltd.	11,950	59,080
Benefit One, Inc.	7	5,369
Best Denki Co., Ltd.	26,000	65,151
BIC Camera, Inc. (b)	196	74,067
BML, Inc.	3,600	90,378
Bookoff Corp.	6,000	52,505
Bunka Shutter Co., Ltd.	21,000	54,550
CAC Corp. (b)	6,200	46,574
Calsonic Kansei Corp.	75,000	236,151
Can Do Co., Ltd.	26	29,287
Canon Electronics, Inc.	7,900	202,070
Capcom Co., Ltd. (b)	21,500	335,857
Cawachi, Ltd.	8,100	142,967
Cedyna Financial Corp. (b)	54,000	86,778
Central Glass Co., Ltd.	83,000	330,563
Central Security Patrols Co., Ltd.	3,300	30,062
Central Sports Co., Ltd.	300	3,109
Century Leasing System, Inc.	23,900	288,627
CHI Group Co., Ltd. (a)	5,700	21,320
Chino Corp.	14,000	33,234
Chiyoda Co., Ltd.	11,800	127,128
Chiyoda Integre Co., Ltd.	4,400	46,260
Chofu Seisakusho Co., Ltd.	9,200	209,872
Chori Co., Ltd.	64,000	71,250
Chubu Shiryo Co., Ltd.	12,200	77,613
Chudenko Corp. (b)	12,400	139,518
Chuetsu Pulp & Paper Co., Ltd.	44,000	78,477
Chugai Mining Co., Ltd.	67,700	25,972
Chugai Ro Co., Ltd.	25,000	83,496
Chugoku Marine Paints, Ltd.	22,000	157,494
Chuo Denki Kogyo Co., Ltd. (b)	8,000	50,469
Chuo Spring Co., Ltd.	16,000	59,374
Circle K Sunkus Co., Ltd.	19,500	260,703
Citizen Holdings Co., Ltd.	950	5,714
CKD Corp.	23,900	159,453
Clarion Co., Ltd. (b)	51,000	88,752
Cleanup Corp.	12,700	79,815
CMIC Co., Ltd.	140	44,092
CMK Corp.	28,000	124,703
Co-Op Chemical Co., Ltd. (a) (b)	14,000	17,597
Coca-Cola Central Japan Co., Ltd.	10,400	139,908
cocokara fine HOLDINGS, Inc.	4,100	90,178
Colowide Co., Ltd. (b)	15,500	82,978

Security Description	Shares	Value

Japan—(Continued)
Columbia Music Entertainment, Inc. (a)	37,000	$12,339
Commuture Corp.	12,000	61,910
Computer Engineering & Consulting, Ltd.	6,000	27,940
Computer Institute of Japan, Ltd.	2,000	6,537
COMSYS Holdings Corp. (b)	49,200	450,713
Core Corp.	3,000	23,980
Corona Corp.	6,600	61,428
Cosel Co., Ltd.	6,700	80,761
Cosmos Pharmaceutical Corp.	2,300	64,320
Create Medic Co., Ltd.	1,800	18,733
Cross Plus, Inc.	1,100	9,823
CSK Holdings Corp.	59,050	212,633
CTI Engineering Co., Ltd.	4,700	24,811
Culture Convenience Club Co., Ltd. (b)	45,200	193,946
Cybernet Systems Co., Ltd.	39	11,187
Cybozu, Inc.	119	33,872
Dai Nippon Toryo Co., Ltd.	35,000	35,664
Dai-Dan Co., Ltd.	16,000	74,888
Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,000	37,540
Daibiru Corp.	21,200	157,135
Daido Kogyo Co., Ltd.	9,000	18,208
Daido Metal Co., Ltd.	16,000	81,332
Daidoh, Ltd.	8,800	74,666
Daifuku Co., Ltd.	42,000	212,838
Daihen Corp. (b)	48,000	202,726
Daiichi Chuo Kisen Kaisha (b)	56,000	135,755
Daiichi Jitsugyo Co., Ltd. (b)	20,000	60,671
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	500	16,486
Daiken Corp.	33,000	87,592
Daiki Aluminium Industry Co., Ltd.	19,000	48,535
Daiki Ataka Engineering Co., Ltd.	3,000	8,232
Daiko Clearing Services Corp. (b)	5,600	20,245
Daikoku Denki Co., Ltd.	4,200	47,400
Daikokutenbussan Co., Ltd.	1,200	40,033
Daikyo, Inc. (b)	119,000	161,448
Daimei Telecom Engineering Corp. (c)	15,000	97,857
Dainichi Co., Ltd.	5,300	34,866
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,000	126,363
Dainippon Screen Manufacturing Co., Ltd. (b)	101,000	521,494
Daio Paper Corp. (b)	37,000	258,731
Daiseki Co., Ltd. (b)	11,300	212,979
Daiso Co., Ltd.	27,000	76,058
Daisyo Corp.	4,900	59,098
Daiwa Industries, Ltd.	18,000	86,487
Daiwabo Co., Ltd. (b)	64,000	140,450
DC Co., Ltd. (b)	6,200	10,030
DCM Japan Holdings Co., Ltd. (b)	42,600	202,700
Denki Kogyo Co., Ltd.	29,000	128,383
Denyo Co., Ltd.	12,200	87,763
Descente, Ltd.	18,000	108,723
DIC Corp. (b)	100,000	176,343
DMW Corp.	700	13,553
Doshisha Co., Ltd.	4,600	113,984
Doutor Nichires Holdings Co., Ltd.	13,200	173,496
Dr. Ci:Labo Co., Ltd.	55	188,807
DTS Corp.	8,900	90,137
Duskin Co., Ltd.	23,500	422,359
Dwango Co., Ltd. (b)	34	68,177

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Dydo Drinco, Inc.	4,800	$165,929
Dynic Corp.	5,000	8,569
Eagle Industry Co., Ltd.	13,000	103,800
Earth Chemical Co., Ltd.	4,200	138,246
Ebara Jitsugyo Co., Ltd.	500	7,200
EDION Corp. (b)	36,200	265,654
Eidai Co., Ltd.	2,000	5,387
Eiken Chemical Co., Ltd.	7,500	74,908
Eizo Nanao Corp.	8,100	170,839
Elematec Corp.	2,100	26,031
Enplas Corp.	5,700	79,292
Enshu, Ltd. (a)	7,000	7,458
EPS Co., Ltd. (b)	39	99,443
ESPEC Corp.	8,800	53,298
Excel Co., Ltd.	900	9,647
Exedy Corp.	11,800	354,975
F&A Aqua Holdings, Inc.	800	7,690
F-Tech, Inc.	1,300	20,226
Faith, Inc.	272	21,229
Falco Biosystems, Ltd.	3,100	27,201
Fancl Corp. (b)	14,200	226,769
FCC Co., Ltd. (b)	11,200	241,482
FDK Corp. (a)	42,000	59,928
FIDEA Holdings Co., Ltd.	38,016	85,101
First Baking Co., Ltd. (a)	17,000	20,981
Foster Electric Co., Ltd.	7,100	179,869
FP Corp. (b)	5,100	276,180
France Bed Holdings Co., Ltd. (b)	53,000	78,671
Fudo Tetra Corp.	61,400	36,874
Fuji Co., Ltd./Ehime	7,500	153,352
Fuji Corp., Ltd.	12,200	44,106
Fuji Electronics Co., Ltd.	5,200	61,490
Fuji Kiko Co., Ltd.	12,000	33,241
Fuji Kosan Co., Ltd. (a)	11,000	8,571
Fuji Kyuko Co., Ltd.	20,000	114,199
Fuji Oil Co., Ltd.	24,300	364,623
Fuji Seal International, Inc.	8,200	170,406
Fuji Soft, Inc.	9,000	138,588
Fujibo Holdings, Inc.	30,000	41,381
Fujico Co., Ltd.	8,000	98,959
Fujikura Kasei Co., Ltd.	9,600	59,746
Fujimi, Inc.	4,400	67,842
Fujimori Kogyo Co., Ltd.	2,300	31,580
Fujita Kanko, Inc.	30,000	135,387
Fujitec Co., Ltd.	35,000	172,618
Fujitsu Frontech, Ltd.	10,900	81,096
Fujitsu General, Ltd.	25,000	126,595
Fujiya Co., Ltd. (a) (b)	48,000	93,205
FuKoKu Co., Ltd.	600	5,159
Fukuda Corp.	20,000	39,743
Fukushima Industries Corp.	1,700	14,286
Fukuyama Transporting Co., Ltd. (b)	63,000	324,645
Fumakilla, Ltd.	8,000	33,901
Funai Consulting Co., Ltd.	8,700	52,066
Funai Electric Co., Ltd.	7,100	207,236
Furukawa Battery Co., Ltd. (a)	6,000	38,143
Furukawa Co., Ltd.	124,000	133,596
Furukawa-Sky Aluminum Corp.	39,000	108,781
Furusato Industries, Ltd.	5,400	30,691

Security Description	Shares	Value

Japan—(Continued)
Fuso Pharmaceutical Industries, Ltd.	29,000	$86,859
Futaba Corp.	17,300	287,240
Futaba Industrial Co., Ltd. (b)	27,800	179,491
Future Architect, Inc.	68	24,021
Fuyo General Lease Co., Ltd.	9,100	227,453
Gakken Co., Ltd. (b)	28,000	56,355
Gecoss Corp.	9,200	34,470
Genki Sushi Co., Ltd.	2,200	26,337
Geo Corp.	147	163,513
GLOBERIDE, Inc.	37,000	42,542
GMO internet, Inc.	14,200	50,223
Godo Steel, Ltd. (b)	63,000	134,488
Goldcrest Co., Ltd.	7,420	139,812
Goldwin, Inc. (a)	20,000	38,595
Gourmet Kineya Co., Ltd.	1,000	5,952
GSI Creos Corp. (a)	13,000	15,699
Gulliver International Co., Ltd. (b)	1,500	75,057
Gun-Ei Chemical Industry Co., Ltd.	20,000	52,911
Gunze, Ltd.	87,000	299,145
H2O Retailing Corp. (b)	61,000	381,902
Hakudo Co., Ltd.	500	4,979
Hakuto Co., Ltd.	5,800	51,523
Hakuyosha Co., Ltd.	2,000	6,033
Hamakyorex Co., Ltd.	1,400	35,530
Hanwa Co., Ltd. (b)	89,000	349,036
Happinet Corp.	3,400	42,979
Harashin Narus Holdings Co., Ltd.	5,600	69,566
Harima Chemicals, Inc.	2,000	10,333
Haruyama Trading Co., Ltd.	2,300	9,389
Haseko Corp.	440,500	354,191
Hayashikane Sangyo Co., Ltd.	12,000	12,515
Hazama Corp.	41,900	35,248
Heiwa Corp. (b)	17,200	209,406
Heiwa Real Estate Co., Ltd.	74,500	177,475
Heiwado Co., Ltd.	12,700	148,705
Hibiya Engineering, Ltd.	11,000	98,848
Hiday Hidaka Corp.	1,700	23,291
Hikari Tsushin, Inc. (b)	11,300	212,587
Hioki EE Corp.	400	8,292
HIS Co., Ltd.	8,800	173,630
Hisaka Works, Ltd.	8,000	86,921
Hitachi Business Solution Co., Ltd.	900	7,958
Hitachi Cable, Ltd.	81,000	211,382
Hitachi Koki Co., Ltd. (b)	24,100	213,777
Hitachi Kokusai Electric, Inc. (b)	25,000	189,884
Hitachi Medical Corp.	7,000	45,778
Hitachi Metals Techno, Ltd.	2,000	8,813
Hitachi Tool Engineering, Ltd.	8,100	92,891
Hitachi Transport System, Ltd. (b)	12,900	195,046
Hitachi Zosen Corp. (a) (b)	304,500	427,058
Hochiki Corp.	8,000	40,398
Hodogaya Chemical Co., Ltd.	27,000	84,865
Hogy Medical Co., Ltd.	4,400	212,525
Hohsui Corp.	12,000	15,566
Hokkaido Gas Co., Ltd.	25,000	73,618
Hokkan Holdings, Ltd.	23,000	59,265
Hokko Chemical Industry Co., Ltd.	8,000	23,094
Hokuetsu Paper Mills, Ltd. (b)	59,500	286,126
Hokuriku Electric Industry Co., Ltd.	22,000	42,990

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hokuriku Electrical Construction Co., Ltd.	1,000	$2,756
Hokuriku Gas Co., Ltd.	5,000	12,868
Hokuto Corp.	9,900	221,639
Honeys Co., Ltd.	6,030	76,515
Honshu Chemical Industry Co., Ltd.	2,000	13,293
Horiba, Ltd.	10,100	247,120
Horipro, Inc.	3,600	28,068
Hosiden Corp.	28,200	255,610
Hosokawa Micron Corp.	14,000	45,767
Howa Machinery, Ltd.	36,000	33,001
Hurxley Corp.	800	5,125
I Metal Technology Co., Ltd.	8,000	13,142
I-Net Corp.	3,200	17,429
IBJ Leasing Co., Ltd.	7,200	141,084
Ichibanya Co., Ltd.	2,200	59,881
Ichikawa Co., Ltd.	2,000	3,256
Ichikoh Industries, Ltd.	18,000	33,616
Ichinen Holdings Co., Ltd.	7,000	30,319
Ichiyoshi Securities Co., Ltd.	11,500	79,908
Icom, Inc.	4,200	109,043
IDEC Corp.	6,500	59,136
Ihara Chemical Industry Co., Ltd.	21,000	62,599
Iida Home Max	6,000	46,850
Iino Kaiun Kaisha, Ltd.	38,600	206,484
Ikyu Corp.	57	28,190
Imasen Electric Industrial	7,100	94,343
Imperial Hotel, Ltd.	650	15,639
Impress Holdings, Inc. (a)	4,000	6,321
Inaba Denki Sangyo Co., Ltd.	7,800	194,243
Inaba Seisakusho Co., Ltd.	7,600	67,322
Inabata & Co., Ltd.	23,700	119,725
Inageya Co., Ltd.	6,000	65,667
INES Corp.	18,600	118,874
Information Services International-Dentsu, Ltd.	5,300	36,972
Innotech Corp.	9,900	52,626
Intage, Inc.	1,800	34,454
Inui Steamship Co., Ltd.	7,900	43,688
Invoice, Inc.	3,601	47,614
Ise Chemical Corp.	2,000	13,073
Iseki & Co., Ltd. (b)	78,000	211,538
Ishihara Sangyo Kaisha, Ltd. (a)	198,000	137,328
Ishii Hyoki Co., Ltd.	1,900	18,172
Ishizuka Glass Co., Ltd.	5,000	10,227
IT Holdings Corp.	33,100	357,858
ITC Networks Corp.	2,000	10,682
ITFOR, Inc.	2,700	8,694
Ito En, Ltd. (b)	18,400	302,279
Itochu Enex Co., Ltd.	30,700	145,907
Itochu-Shokuhin Co., Ltd.	1,800	62,177
Itoham Foods, Inc. (b)	63,000	211,329
Itoki Corp.	20,000	57,702
Iwai Securities Co., Ltd.	6,400	48,419
Iwasaki Electric Co., Ltd.	29,000	50,812
IWATANI Corp.	71,000	206,010
Iwatsu Electric Co., Ltd.	37,000	28,399
Izumiya Co., Ltd.	37,000	135,285
Izutsuya Co., Ltd. (a)	27,000	20,081
J-Oil Mills, Inc.	43,000	119,941
Jalux, Inc.	3,500	27,191

Security Description	Shares	Value

Japan—(Continued)
Janome Sewing Machine Co., Ltd.	68,000	$46,400
Japan Airport Terminal Co., Ltd. (b)	18,100	299,471
Japan Asia Investment Co., Ltd.	20,000	11,971
Japan Aviation Electronics Industry, Ltd.	26,000	157,850
Japan Carlit Co., Ltd.	7,000	34,336
Japan Cash Machine Co., Ltd.	7,900	60,385
Japan Digital Laboratory Co., Ltd.	9,200	92,156
Japan Pulp & Paper Co., Ltd.	35,000	115,582
Japan Pure Chemical Co., Ltd.	4	11,698
Japan Radio Co., Ltd.	36,000	82,945
Japan Transcity Corp.	23,000	75,992
Japan Vilene Co., Ltd.	11,000	51,158
Jastec Co., Ltd.	5,100	31,768
JBCC Holdings, Inc.	5,700	34,563
JBIS Holdings, Inc.	10,400	44,143
Jeol, Ltd. (b)	29,000	86,597
JFE Shoji Holdings, Inc.	61,000	248,278
Jidosha Buhin Kogyo Co., Ltd.	1,000	3,877
JK Holdings Co., Ltd.	5,600	24,897
JMS Co., Ltd.	13,000	46,374
Joban Kosan Co., Ltd.	19,000	29,201
Joshin Denki Co., Ltd. (b)	18,000	173,884
JSP Corp.	10,700	121,483
Juki Corp. (b)	55,000	97,071
JVC KENWOOD Holdings, Inc.	34,100	106,407
K’s Holdings Corp.	16,300	375,099
kabu.com Securities Co., Ltd. (b)	36,900	140,907
Kadokawa Group Holdings, Inc.	7,900	173,059
Kaga Electronics Co., Ltd.	8,500	92,586
Kakaku.com, Inc.	70	405,600
Kaken Pharmaceutical Co., Ltd.	26,000	270,864
Kameda Seika Co., Ltd.	3,800	76,753
Kamei Corp.	9,000	39,647
Kanaden Corp.	11,000	60,755
Kanagawa Chuo Kotsu Co., Ltd.	16,000	83,508
Kanamoto Co., Ltd.	11,000	60,176
Kandenko Co., Ltd.	44,000	263,376
Kanematsu Corp. (a) (b)	149,000	125,056
Kanematsu Electronics, Ltd.	8,800	84,845
Kanematsu-NNK Corp. (a)	5,000	6,476
Kanto Auto Works, Ltd.	16,700	110,935
Kanto Denka Kogyo Co., Ltd. (b)	18,000	123,137
Kanto Natural Gas Development, Ltd.	12,000	63,389
Kanto Tsukuba Bank, Ltd. (b)	33,000	104,072
Kappa Create Co., Ltd. (b)	4,400	92,116
Kasai Kogyo Co., Ltd.	10,000	47,708
Kasumi Co., Ltd.	16,000	85,278
Katakura Chikkarin Co., Ltd.	8,000	26,037
Katakura Industries Co., Ltd.	9,000	92,452
Kato Sangyo Co., Ltd.	9,500	139,925
Kato Works Co., Ltd.	27,000	50,540
KAWADA TECHNOLOGIES, Inc.	300	5,210
Kawai Musical Instruments Manufacturing Co., Ltd.	30,000	54,947
Kawasaki Kinkai Kisen Kaisha	7,000	22,709
Kawashima Selkon Textiles Co., Ltd.	29,000	19,111
Kawasumi Laboratories, Inc.	9,000	52,940
Kayaba Industry Co., Ltd.	74,000	416,348
Keihanshin Real Estate Co., Ltd.	8,600	38,711
Keihin Corp.	10,300	212,367

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Keiyo Co., Ltd. (b)	13,300	$68,761
Kenedix, Inc. (b)	910	161,229
Kentucky Fried Chicken Japan, Ltd.	3,000	64,461
KEY Coffee, Inc.	5,800	105,435
Kimoto Co., Ltd.	6,700	46,724
Kimura Chemical Plants Co., Ltd.	4,900	32,224
King Jim Co., Ltd.	1,000	7,678
Kinki Nippon Tourist Co., Ltd.	23,000	21,525
Kinki Sharyo Co., Ltd. (b)	11,000	50,020
Kintetsu World Express, Inc.	6,500	153,374
Kinugawa Rubber Industrial Co., Ltd.	16,000	70,670
Kisoji Co., Ltd. (b)	6,300	138,692
Kissei Pharmaceutical Co., Ltd.	11,800	229,112
Kitagawa Iron Works Co., Ltd.	33,000	51,355
Kitano Construction Corp.	24,000	57,216
Kito Corp.	20	18,100
Kitz Corp.	39,000	159,457
Kiyo Holdings, Inc. (b)	269,000	377,394
KOA Corp.	14,000	132,908
Koatsu Gas Kogyo Co., Ltd.	14,000	82,911
Kohnan Shoji Co., Ltd.	10,300	113,434
Kohsoku Corp.	5,000	44,411
Koike Sanso Kogyo Co., Ltd.	13,000	32,561
Koito Industries, Ltd.	7,000	12,494
Kojima Co., Ltd. (b)	12,000	61,591
Kokuyo Co., Ltd. (b)	39,900	314,666
Komai Tekko, Inc.	12,000	22,447
Komatsu Seiren Co., Ltd.	19,000	76,040
Komatsu Wall Industry Co., Ltd.	5,800	52,592
Komeri Co., Ltd.	10,700	238,799
Komori Corp.	33,800	393,273
Konaka Co., Ltd.	12,400	25,977
Konishi Co., Ltd.	7,300	88,154
Kosaido Co., Ltd.	3,700	5,536
Kose Corp. (b)	11,200	265,963
Kosei Securities Co., Ltd.	14,000	13,910
Kourakuen Corp.	2,600	37,282
Krosaki Harima Corp. (b)	26,000	99,266
KRS Corp.	4,200	45,399
Kumagai Gumi Co., Ltd.	59,000	37,498
Kumiai Chemical Industry Co., Ltd.	20,000	64,520
Kura Corp.	5,000	83,789
Kurabo Industries, Ltd.	99,000	156,592
KUREHA Corp.	63,000	331,075
Kurimoto, Ltd.	57,000	70,453
Kuroda Electric Co., Ltd. (b)	11,800	137,149
Kyoden Co., Ltd.	1,200	1,638
Kyodo Printing Co., Ltd.	35,000	84,214
Kyodo Shiryo Co., Ltd.	30,000	36,271
Kyoei Steel, Ltd.	8,700	115,681
Kyoei Tanker Co., Ltd.	13,000	22,878
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,500	68,727
Kyokuto Securities Co., Ltd.	10,500	83,241
Kyokuyo Co., Ltd.	34,000	71,632
Kyorin Co., Ltd.	21,000	326,056
Kyoritsu Maintenance Co., Ltd.	4,000	59,035
Kyoritsu Printing Co., Ltd.	6,800	10,095
Kyosan Electric Manufacturing Co., Ltd.	22,000	98,077
Kyoto Kimono Yuzen Co., Ltd.	4,700	49,229

Security Description	Shares	Value

Japan—(Continued)
Kyowa Electronics Instruments Co., Ltd.	6,000	$19,393
Kyowa Exeo Corp.	30,600	275,270
Kyowa Leather Cloth Co., Ltd.	3,300	12,325
Kyudenko Corp.	20,000	109,239
Laox Co., Ltd. (a)	69,000	56,258
LEC, Inc.	1,900	27,591
Leopalace21 Corp.	71,100	118,307
Life Corp.	13,400	205,655
Lintec Corp.	8,700	191,902
Lion Corp.	8,000	43,573
Look, Inc.	17,000	30,468
M3, Inc. (b)	49	216,733
Macnica, Inc.	6,600	128,974
Macromill, Inc.	20	32,126
Maeda Corp. (b)	87,000	235,372
Maeda Road Construction Co., Ltd. (b)	33,000	244,918
Maezawa Kasei Industries Co., Ltd.	5,200	51,227
Maezawa Kyuso Industries Co., Ltd.	5,300	63,827
Makino Milling Machine Co., Ltd.	56,000	379,946
Mamiya-Op Co., Ltd. (a)	6,000	4,747
Mandom Corp. (b)	7,300	196,544
Mars Engineering Corp.	2,500	39,928
Marubun Corp.	11,600	53,254
Marudai Food Co., Ltd.	49,000	152,505
Maruei Department Store Co., Ltd.	20,000	21,787
Maruha Nichiro Holdings, Inc.	133,000	221,303
Maruka Machinery Co., Ltd.	3,000	21,972
Marukyu Co., Ltd.	700	6,872
Marusan Securities Co., Ltd.	20,300	104,415
Maruwa Co., Ltd.	4,200	92,667
Maruwn Corp.	2,400	6,155
Maruyama Manufacturing Co.Inc	18,000	36,487
Maruzen Showa Unyu Co., Ltd.	28,000	94,663
Maspro Denkoh Corp.	7,200	69,123
Matsuda Sangyo Co., Ltd.	4,100	70,234
Matsui Construction Co., Ltd.	10,000	41,298
Matsuya Co., Ltd.	13,300	80,552
Matsuya Foods Co., Ltd. (b)	3,800	57,440
Max Co., Ltd.	14,000	158,839
Maxvalu Tokai Co., Ltd.	5,500	67,982
MEC Co., Ltd.	4,800	23,751
Megachips Corp. (b)	5,100	85,635
Megane TOP Co., Ltd. (b)	4,500	42,609
Megmilk Snow Brand Co., Ltd.	15,300	286,913
Meidensha Corp. (b)	75,000	276,507
Meiji Shipping Co., Ltd.	8,500	36,284
Meiko Network Japan Co., Ltd.	6,000	50,080
Meisei Electric Co., Ltd. (a)	14,000	9,888
Meitec Corp. (b)	11,600	215,374
Meito Sangyo Co., Ltd.	5,000	72,466
Meito Transportation Co., Ltd.	1,400	12,160
Meiwa Corp.	11,700	31,517
Meiwa Estate Co., Ltd.	12,400	65,842
Melco Holdings, Inc.	5,600	188,534
Mercian Corp.	20,000	39,481
Mikuni Coca-Cola Bottling Co., Ltd. (b)	13,700	119,553
Milbon Co., Ltd. (b)	3,500	96,740
Mimasu Semiconductor Industry Co., Ltd. (b)	6,800	68,216
Ministop Co., Ltd.	5,900	87,083

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Misawa Homes Co., Ltd. (a)	13,200	$61,554
Mito Securities Co., Ltd.	21,000	39,916
Mitsuba Corp.	12,000	78,200
Mitsubishi Kakoki Kaisha, Ltd.	22,000	44,309
Mitsubishi Paper Mills, Ltd. (b)	124,000	130,811
Mitsubishi Pencil Co., Ltd.	6,500	115,507
Mitsubishi Steel Manufacturing Co., Ltd.	91,000	187,782
Mitsuboshi Belting Co., Ltd.	30,000	145,156
Mitsui High-Tec, Inc.	11,100	62,453
Mitsui Home Co., Ltd.	15,000	67,874
Mitsui Knowledge Industry Co., Ltd.	396	65,781
Mitsui Matsushima Co., Ltd.	31,000	47,996
Mitsui Sugar Co., Ltd.	37,000	148,043
Mitsui-Soko Co., Ltd.	36,000	132,465
Mitsumi Electric Co., Ltd. (b)	16,000	246,019
Mitsuuroko Co., Ltd.	13,000	80,428
Miura Co., Ltd.	9,400	212,882
Miyachi Corp.	1,900	12,057
Miyaji Engineering Group, Inc. (a)	16,000	14,191
Miyakoshi Corp. (a)	600	2,252
Miyoshi Oil & Fat Co., Ltd.	30,000	50,689
Mizuho Investors Securities Co., Ltd. (b)	142,000	136,287
Mizuno Corp. (b)	40,000	178,133
Mochida Pharmaceutical Co., Ltd.	27,000	276,988
Modec, Inc.	5,900	92,251
Monex Beans Holdings, Inc. (b)	433	145,959
Mori Seiki Co., Ltd. (b)	39,700	368,005
Morinaga & Co., Ltd. (b)	75,000	178,798
Morinaga Milk Industry Co., Ltd. (b)	74,000	317,897
Morita Holdings Corp.	14,000	75,493
Morozoff, Ltd.	11,000	36,872
Mory Industries, Inc.	20,000	69,915
MOS Food Services, Inc.	9,900	179,695
Moshi Moshi Hotline, Inc.	8,200	197,201
Mr Max Corp.	13,800	61,017
Musashi Seimitsu Industry Co., Ltd.	9,500	222,446
Mutoh Holdings Co., Ltd. (a)	21,000	48,015
NAC Co., Ltd.	1,400	16,339
Nachi-Fujikoshi Corp.	83,000	227,563
Nagaileben Co., Ltd.	3,200	79,535
Nagano Keiki Co., Ltd.	500	3,776
Nagatanien Co., Ltd.	8,000	83,443
Nakabayashi Co., Ltd.	17,000	37,018
Nakamuraya Co., Ltd.	18,000	96,753
Nakano Corp.	4,000	8,823
Nakayama Steel Works, Ltd.	55,000	77,804
NEC Fielding, Ltd.	8,300	92,011
NEC Leasing, Ltd.	8,100	100,744
NEC Mobiling, Ltd.	4,600	123,834
NEC Networks & System Integration Corp.	11,300	143,051
NET One Systems Co., Ltd.	227	307,089
Neturen Co., Ltd.	15,000	115,100
New Japan Radio Co., Ltd.	15,000	37,709
NIC Corp.	3,400	13,326
Nice Holdings, Inc. (b)	31,000	66,907
Nichia Steel Works, Ltd.	18,000	45,465
Nichias Corp.	43,000	187,206
Nichiban Co., Ltd.	14,000	50,277
Nichicon Corp.	21,700	241,985

Security Description	Shares	Value

Japan—(Continued)
Nichiden Corp.	300	$9,126
Nichiha Corp.	10,500	85,855
Nichii Gakkan Co.	19,700	178,435
Nichirei Corp.	108,000	458,381
Nichireki Co., Ltd.	14,000	57,064
Nidec Copal Corp. (b)	8,800	144,803
Nidec Copal Electronics Corp.	3,400	27,477
Nidec Sankyo Corp.	14,000	105,481
Nidec Servo Corp. (c)	8,000	41,274
Nidec-Tosok Corp.	11,600	132,881
Nifco, Inc.	16,000	384,744
NIFTY Corp.	47	47,307
Nihon Chouzai Co., Ltd.	1,990	73,140
Nihon Dempa Kogyo Co., Ltd. (b)	6,800	104,628
Nihon Eslead Corp. (b)	3,500	31,088
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,655
Nihon Kohden Corp.	14,800	304,923
Nihon M&A Center, Inc.	9	30,214
Nihon Nohyaku Co., Ltd. (b)	15,000	86,190
Nihon Parkerizing Co., Ltd. (b)	14,000	182,680
Nihon Shokuhin Kako Co., Ltd.	3,000	16,237
Nihon Spindle Manufacturing Co., Ltd. (c)	15,000	30,165
Nihon Tokushu Toryo Co., Ltd.	2,200	9,181
Nihon Trim Co., Ltd.	100	2,275
Nihon Unisys, Ltd. (b)	20,900	138,277
Nihon Yamamura Glass Co., Ltd.	45,000	115,911
Nikkiso Co., Ltd.	28,000	215,891
Nikko Co., Ltd.	14,000	43,283
Nippo Corp.	30,000	200,605
Nippon Beet Sugar Manufacturing Co., Ltd. (b)	53,000	123,721
Nippon Carbide Industries Co., Inc. (a)	13,000	36,664
Nippon Carbon Co., Ltd.	36,000	114,021
Nippon Ceramic Co., Ltd. (b)	6,400	105,651
Nippon Chemi-Con Corp.	59,000	242,402
Nippon Chemical Industrial Co., Ltd.	30,000	69,808
Nippon Chemiphar Co., Ltd. (b)	10,000	33,332
Nippon Coke & Engineering Co. (b)	66,500	97,918
Nippon Concrete Industries Co., Ltd.	10,000	15,203
Nippon Denko Co., Ltd. (b)	32,000	252,443
Nippon Densetsu Kogyo Co., Ltd. (b)	16,000	155,275
Nippon Denwa Shisetsu Co., Ltd.	16,000	51,523
Nippon Felt Co., Ltd.	7,000	33,015
Nippon Filcon Co., Ltd.	6,600	35,711
Nippon Fine Chemical Co., Ltd.	7,400	48,369
Nippon Flour Mills Co., Ltd. (b)	52,000	267,661
Nippon Formula Feed Manufacturing Co., Ltd.	25,000	28,430
Nippon Gas Co., Ltd. (b)	12,500	203,950
Nippon Hume Corp.	6,000	17,525
Nippon Kanzai Co., Ltd.	2,300	37,401
Nippon Kasei Chemical Co., Ltd.	26,000	48,319
Nippon Kayaku Co., Ltd.	2,000	19,526
Nippon Kinzoku Co., Ltd.	29,000	43,747
Nippon Koei Co., Ltd.	36,000	99,552
Nippon Konpo Unyu Soko Co., Ltd.	28,000	340,834
Nippon Koshuha Steel Co., Ltd.	34,000	36,874
Nippon Light Metal Co., Ltd.	268,000	500,482
Nippon Metal Industry Co., Ltd. (b)	57,000	75,068
Nippon Paint Co., Ltd. (b)	45,000	303,420
Nippon Parking Development Co., Ltd.	803	35,993

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Pillar Packing Co., Ltd. (b)	11,000	$54,983
Nippon Piston Ring Co., Ltd.	28,000	45,710
Nippon Seiki Co., Ltd. (b)	14,000	146,371
Nippon Seisen Co., Ltd.	15,000	81,881
Nippon Sharyo, Ltd.	32,000	156,223
Nippon Shinyaku Co., Ltd.	21,000	291,756
Nippon Signal Co., Ltd.	17,800	127,862
Nippon Soda Co., Ltd.	72,000	295,624
Nippon Steel Trading Co., Ltd.	22,000	63,876
Nippon Suisan Kaisha, Ltd. (b)	74,300	245,032
Nippon Thompson Co., Ltd. (b)	30,000	203,242
Nippon Valqua Industries, Ltd.	32,000	92,468
Nippon Yakin Kogyo Co., Ltd. (b)	46,000	141,398
Nippon Yusoki Co., Ltd.	7,000	15,853
Nipro Corp. (b)	18,300	382,880
NIS Group Co., Ltd.	82,900	6,950
Nishimatsu Construction Co., Ltd.	161,000	189,169
Nishimatsuya Chain Co., Ltd. (b)	19,800	182,504
Nissan Shatai Co., Ltd.	38,000	275,173
Nissei Corp.	10,500	79,703
Nissei Plastic Industrial Co., Ltd.	900	2,504
Nissen Holdings Co., Ltd.	14,000	57,892
Nissha Printing Co., Ltd.	2,800	63,585
Nisshin Fudosan Co.	5,500	31,656
Nissin Corp.	30,000	67,877
Nissin Electric Co., Ltd.	21,000	101,029
Nissin Kogyo Co., Ltd.	15,800	252,644
Nissin Sugar Manufacturing Co., Ltd.	12,000	25,435
Nissui Pharmaceutical Co., Ltd.	6,200	51,386
Nitta Corp. (b)	10,900	167,967
Nittan Valve Co., Ltd.	10,500	33,309
Nittetsu Mining Co., Ltd.	39,000	139,042
Nitto Boseki Co., Ltd.	112,000	254,726
Nitto Fuji Flour Milling Co., Ltd.	4,000	14,843
Nitto Kogyo Corp.	8,900	76,085
Nitto Kohki Co., Ltd.	3,800	97,635
Nitto Seiko Co., Ltd.	12,000	37,640
Nittoc Construction Co., Ltd.	8,000	4,700
Noevir Co., Ltd.	1,800	20,491
NOF Corp. (b)	72,000	316,314
Nohmi Bosai, Ltd.	9,000	51,895
Nomura Co., Ltd.	19,000	55,723
Noritake Co., Ltd.	47,000	163,961
Noritsu Koki Co., Ltd.	9,400	56,330
Noritz Corp.	8,900	167,512
NS Solutions Corp.	9,000	165,268
NSD Co., Ltd. (b)	16,800	190,450
O-M, Ltd.	8,000	22,927
Obara Corp.	4,100	37,780
Obayashi Road Corp.	15,000	26,615
OBIC Business Consultants, Ltd. (b)	2,100	112,871
Oenon Holdings, Inc. (b)	21,000	46,506
Ohara, Inc.	4,400	61,679
Oiles Corp.	10,100	163,044
Okabe Co., Ltd.	18,600	76,840
Okamoto Industries, Inc.	29,000	123,083
Okamura Corp.	30,000	164,274
Okano Valve Manufacturing Co.	3,000	25,342
Okasan Securities Group, Inc.	84,000	281,144

Security Description	Shares	Value

Japan—(Continued)
Okaya Electric Indstries Co., Ltd.	800	$3,074
Oki Electric Industry Co., Ltd. (b)	289,000	253,077
OKK Corp.	34,000	47,353
Okuma Holdings, Inc. (b)	72,000	398,619
Okumura Corp. (b)	75,000	254,372
Okura Industrial Co., Ltd.	24,000	64,412
Okuwa Co., Ltd.	10,000	90,377
Olympic Corp.	9,300	72,923
ONO Sokki Co., Ltd.	9,000	24,025
Onoken Co., Ltd.	5,200	40,832
Onward Holdings Co., Ltd. (b)	61,000	479,005
Optex Co., Ltd.	900	10,892
Organo Corp. (b)	13,000	82,928
Origin Electric Co., Ltd.	11,000	39,961
Osaka Organic Chemical Industry, Ltd.	2,400	14,596
Osaka Steel Co., Ltd.	8,000	122,298
OSAKA Titanium Technologies Co., Ltd. (b)	7,800	365,949
Osaki Electric Co., Ltd. (b)	11,000	89,330
OSG Corp. (b)	29,300	286,857
Oyo Corp.	7,600	61,389
Pacific Golf Group International Holdings KK	209	133,217
Pacific Industrial Co., Ltd.	24,000	103,876
Pacific Metals Co., Ltd. (b)	32,000	261,646
Pal Co, Ltd.	1,400	49,536
PanaHome Corp.	38,000	219,196
Panasonic Electric Works Information Systems Co., Ltd.	800	19,515
Paramount Bed Co., Ltd. (b)	6,400	172,395
Parco Co., Ltd.	30,100	243,104
Paris Miki, Inc. (b)	11,400	104,371
Park24 Co., Ltd.	23,700	252,213
Pasco Corp. (a)	17,000	39,073
Pasona Group, Inc. (b)	76	53,533
Penta-Ocean Construction Co., Ltd.	127,000	190,038
PIA Corp. (a)	3,600	32,105
Pigeon Corp. (b)	7,500	238,279
Pilot Corp.	44	80,371
Piolax, Inc.	4,500	87,423
Pioneer Corp. (b)	115,500	402,418
Plenus Co., Ltd.	8,000	121,334
Point, Inc.	4,880	221,760
Press Kogyo Co., Ltd.	44,000	155,280
Pressance Corp.	8	16,203
Prima Meat Packers, Ltd. (b)	65,000	68,538
Pronexus, Inc.	8,100	44,953
PS Mitsubishi Construction Co., Ltd. (b)	9,900	24,660
Raito Kogyo Co., Ltd.	26,100	58,738
Rasa Industries, Ltd.	33,000	22,953
Renown, Inc. (a)	25,700	66,535
Resort Solution Co., Ltd.	4,000	7,714
Resort Trust, Inc.	13,100	196,487
Rheon Automatic Machinery Co., Ltd.	5,000	13,227
Rhythm Watch Co., Ltd.	57,000	100,634
Ricoh Leasing Co., Ltd.	8,300	204,877
Right On Co., Ltd.	5,500	28,322
Riken Corp.	38,000	132,374
Riken Keiki Co., Ltd.	7,800	52,661
Riken Technos Corp.	22,000	61,625
Riken Vitamin Co., Ltd.	3,100	91,638

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ringer Hut Co., Ltd.	6,200	$71,694
Risa Partners, Inc. (b)	106	47,395
Riso Kagaku Corp.	6,179	82,918
Riso Kyoiku Co., Ltd.	766	37,766
Rock Field Co., Ltd.	4,700	73,646
Rohto Pharmaceutical Co., Ltd.	10,000	124,585
Roland Corp.	10,200	116,682
Roland DG Corp.	3,700	51,112
Round One Corp.	45,100	164,861
Royal Holdings Co., Ltd.	9,400	92,575
Ryobi, Ltd.	67,000	249,161
Ryoden Trading Co., Ltd.	15,000	83,321
Ryohin Keikaku Co., Ltd.	8,200	275,117
Ryosan Co., Ltd.	15,800	395,478
Ryoshoku, Ltd. (b)	3,500	82,377
Ryoyo Electro Corp.	11,000	100,362
S&B Foods, Inc.	2,000	19,632
S. Foods, Inc.	7,000	57,555
Sagami Chain Co., Ltd.	4,000	23,606
Saibu Gas Co., Ltd.	124,000	360,838
Saizeriya Co., Ltd.	10,600	204,035
Sakai Chemical Industry Co., Ltd.	45,000	188,771
Sakai Heavy Industries, Ltd.	6,000	9,063
Sakai Ovex Co., Ltd.	18,000	26,718
Sakata INX Corp.	20,000	89,920
Sakata Seed Corp. (b)	14,200	188,850
Sala Corp.	11,000	66,793
San Holdings, Inc.	1,600	25,464
San-A Co., Ltd.	3,200	121,719
San-Ai Oil Co., Ltd.	25,000	109,233
San-In Godo Bank, Ltd.	55,000	393,801
Sanden Corp. (b)	56,000	230,594
Sanei-International Co., Ltd.	5,700	64,969
Sangetsu Co., Ltd.	6,000	130,754
Sanken Electric Co., Ltd. (b)	53,000	171,075
Sanki Engineering Co., Ltd.	29,000	211,075
Sanko Metal Industries Co., Ltd.	10,000	17,982
Sankyo Seiko Co., Ltd.	23,700	74,331
Sankyo-Tateyama Holdings, Inc.	109,000	133,852
Sankyu, Inc.	118,000	461,957
Sanoh Industrial Co., Ltd.	10,500	83,228
Sanrio Co., Ltd. (b)	18,500	352,447
Sanshin Electronics Co., Ltd.	12,600	106,305
Sansui Electric Co., Ltd. (a)	316,000	11,348
Sanwa Holdings Corp.	116,000	343,441
Sanyo Chemical Industries, Ltd.	32,000	249,391
Sanyo Denki Co., Ltd.	17,000	76,832
Sanyo Housing Nagoya Co., Ltd.	27	23,931
Sanyo Shokai, Ltd. (b)	45,000	188,000
Sanyo Special Steel Co., Ltd. (b)	54,000	265,580
Sasebo Heavy Industries Co., Ltd.	37,000	74,411
Sato Corp.	8,600	106,410
Sato Shoji Corp.	7,200	42,319
Satori Electric Co., Ltd.	6,600	55,252
Sawai Pharmaceutical Co., Ltd. (b)	6,200	557,229
Saxa Holdings, Inc.	11,000	16,611
Scroll Corp.	9,500	35,822
Secom Joshinetsu Co., Ltd.	900	22,732
Secom Techno Service Co., Ltd.	1,500	44,546

Security Description	Shares	Value

Japan—(Continued)
Seibu Electric Industry Co., Ltd.	2,000	$7,541
Seika Corp.	28,000	61,393
Seikagaku Corp.	12,600	136,509
Seikitokyu Kogyo Co., Ltd. (a)	27,000	14,573
Seiko Holdings Corp. (b)	40,000	134,842
Seiren Co., Ltd.	20,600	125,275
Sekisui Jushi Corp.	15,000	151,737
Sekisui Plastics Co., Ltd.	21,000	92,674
Senko Co., Ltd. (b)	42,000	127,072
Senshu Electric Co., Ltd.	4,100	40,283
Senshukai Co., Ltd.	14,700	83,834
Shibaura Mechatronics Corp.	13,000	43,575
Shibuya Kogyo Co., Ltd.	4,100	42,260
Shikibo, Ltd.	49,000	64,913
Shikoku Chemicals Corp.	18,000	105,941
Shima Seiki Manufacturing, Ltd. (b)	12,600	258,431
Shimachu Co., Ltd.	20,200	388,670
Shimojima Co., Ltd.	600	8,354
Shin Nippon Air Technologies Co., Ltd.	8,100	50,976
Shin Nippon Biomedical Laboratories, Ltd.	7,100	31,240
Shin-Etsu Polymer Co., Ltd.	22,400	126,541
Shin-Keisei Electric Railway Co., Ltd.	12,000	51,309
Shin-Kobe Electric Machinery Co., Ltd. (b)	7,000	60,690
Shinagawa Refractories Co., Ltd.	24,000	55,559
Shindengen Electric Manufacturing Co., Ltd.	35,000	124,313
Shinkawa, Ltd.	7,000	72,704
Shinko Plantech Co., Ltd.	11,700	106,172
Shinko Shoji Co., Ltd.	9,200	76,622
Shinko Wire Co., Ltd.	12,000	17,972
Shinmaywa Industries, Ltd.	49,000	181,602
Shinnihon Corp.	21,900	58,289
Shinsho Corp.	18,000	38,570
Shinwa Co., Ltd.	400	4,691
Shinwa Kaiun Kaisha, Ltd.	32,000	87,148
Ship Healthcare Holdings, Inc.	10,700	93,380
Shiroki Corp.	25,000	66,865
Shizuki Electric Co., Inc.	1,000	3,378
Shizuoka Gas Co., Ltd.	23,500	136,994
SHO-BOND Holdings Co., Ltd.	5,800	126,420
Shobunsha Publications, Inc.	5,300	34,542
Shochiku Co., Ltd.	30,000	204,046
Shoei Co., Ltd.	2,800	26,646
Shoko Co., Ltd. (b)	27,000	39,817
Showa Aircraft Industry Co., Ltd.	1,000	7,183
Showa Corp.	17,400	103,522
Showa Sangyo Co., Ltd.	36,000	109,411
Siix Corp.	9,300	98,526
Simplex Technology, Inc.	115	69,742
Sinanen Co., Ltd.	17,000	69,498
Sinfonia Technology Co., Ltd.	33,000	67,261
Sintokogio, Ltd.	23,700	170,806
SKY Perfect JSAT Holdings, Inc. (b)	853	281,618
SMK Corp. (b)	27,000	120,345
SNT Corp.	8,200	24,247
So-net Entertainment Corp. (b)	42	112,067
Soda Nikka Co., Ltd.	3,000	12,067
Sodick Co., Ltd.	22,500	71,064
Soft99 Corp.	2,300	13,105
Sogo Medical Co., Ltd.	2,400	64,147

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sohgo Security Services Co., Ltd.	31,200	$323,077
Sotoh Co., Ltd.	3,600	35,939
Space Co., Ltd.	200	1,386
SRA Holdings	4,200	38,584
SRI Sports, Ltd.	47	49,208
ST Corp.	3,700	44,158
St. Marc Holdings Co., Ltd.	2,700	101,087
Star Micronics Co., Ltd. (b)	18,200	178,234
Starzen Co., Ltd.	28,000	77,426
Stella Chemifa Corp.	2,800	97,438
Studio Alice Co., Ltd.	2,500	22,575
Subaru Enterprise Co., Ltd.	1,000	2,780
Sugi Holdings Co., Ltd. (b)	11,700	263,865
Sugimoto & Co., Ltd.	3,800	32,822
Sumida Corp. (b)	7,400	65,628
Sumikin Bussan Corp.	23,000	46,530
Suminoe Textile Co., Ltd.	22,000	40,367
Sumisho Computer Systems Corp.	11,200	170,436
Sumitomo Bakelite Co., Ltd.	48,000	242,416
Sumitomo Densetsu Co., Ltd.	10,500	40,125
Sumitomo Forestry Co., Ltd. (b)	40,600	284,684
Sumitomo Light Metal Industries, Ltd.	125,000	139,691
Sumitomo Mitsui Construction Co., Ltd. (a)	107,000	80,822
Sumitomo Osaka Cement Co., Ltd.	178,000	305,359
Sumitomo Pipe & Tube Co., Ltd.	11,500	62,499
Sumitomo Precision Products Co., Ltd.	13,000	43,107
Sumitomo Real Estate Sales Co., Ltd. (b)	4,030	182,726
Sumitomo Seika Chemicals Co., Ltd.	20,000	81,498
Sun-Wa Technos Corp.	1,700	10,271
Sunx, Ltd.	12,600	71,678
SWCC Showa Holdings Co., Ltd.	125,000	107,925
SxL Corp. (a)	40,000	23,374
SystemPro Co., Ltd.	105	77,434
T Hasegawa Co., Ltd.	8,200	145,123
T RAD Co., Ltd.	29,000	101,726
T-GAIA Corp.	71	102,421
TAC Co., Ltd.	1,300	5,633
Tachi-S Co., Ltd.	10,800	146,432
Tachibana Eletech Co., Ltd.	7,100	53,970
Tact Home Co., Ltd.	17	12,718
Tadano, Ltd. (b)	57,000	284,373
Taihei Dengyo Kaisha, Ltd.	14,000	98,330
Taihei Kogyo Co., Ltd.	22,000	78,299
Taiheiyo Cement Corp.	421,000	493,952
Taiho Kogyo Co., Ltd.	11,900	86,883
Taikisha, Ltd.	14,100	225,689
Taisei Lamick Co., Ltd.	1,900	48,217
Taiyo Ink Manufacturing Co., Ltd.	6,800	190,489
TAIYO, Ltd.	5,000	7,012
Takachiho Koheki Co., Ltd.	400	4,218
Takagi Securities Co., Ltd.	2,000	2,777
Takamatsu Construction Group Co., Ltd.	6,600	88,020
Takano Co., Ltd.	6,600	35,527
Takaoka Electric Manufacturing Co., Ltd. (b)	30,000	103,305
Takara Holdings, Inc. (b)	47,000	264,465
Takara Printing Co., Ltd.	3,100	24,347
Takara Standard Co., Ltd.	49,000	317,331
Takasago International Corp. (b)	29,000	139,379
Takasago Thermal Engineering Co., Ltd. (b)	26,900	210,866

Security Description	Shares	Value

Japan—(Continued)
Takashima & Co., Ltd.	6,000	$8,834
Take And Give Needs Co., Ltd.	238	17,002
Takihyo Co., Ltd.	2,000	8,980
Takiron Co., Ltd.	22,000	72,949
Takisawa Machine Tool Co., Ltd.	11,000	10,930
Takuma Co., Ltd.	30,000	69,070
Tamron Co., Ltd.	4,500	92,378
Tamura Corp. (b)	27,000	75,514
Tatsuta Electric Wire and Cable Co., Ltd.	30,000	71,892
Tayca Corp.	13,000	43,262
TBK Co., Ltd.	11,000	44,342
Teac Corp. (a)	72,000	34,549
TECHNO ASSOCIE Co., Ltd.	300	2,406
Techno Ryowa, Ltd.	4,800	23,960
Tecmo Koei Holdings Co., Ltd.	16,500	108,239
Teikoku Electric Manufacturing Co., Ltd.	3,700	72,666
Teikoku Piston Ring Co., Ltd.	7,900	62,760
Teikoku Sen-I Co., Ltd.	8,000	45,372
Teikoku Tsushin Kogyo Co., Ltd.	20,000	46,447
Tekken Corp.	77,000	64,522
Temp Holdings Co., Ltd.	5,700	52,030
Ten Allied Co., Ltd.	2,600	9,430
Tenma Corp.	11,300	116,055
Teraoka Seisakusho Co., Ltd.	200	949
The Aichi Bank, Ltd.	3,700	232,322
The Akita Bank, Ltd.	82,000	274,016
The Aomori Bank, Ltd.	72,000	182,043
The Awa Bank, Ltd. (b)	73,000	505,087
The Bank of Iwate, Ltd.	7,600	333,912
The Bank of Nagoya, Ltd.	82,000	259,381
The Bank of Okinawa, Ltd.	9,600	358,348
The Bank of Saga, Ltd. (b)	69,000	199,068
The Chiba Kogyo Bank, Ltd. (a)	17,000	101,062
The Chukyo Bank, Ltd. (b)	51,000	159,960
The Daiei, Inc. (a) (b)	38,450	156,956
The Daisan Bank, Ltd.	60,000	180,989
The Daishi Bank, Ltd.	40,000	134,712
The Daito Bank, Ltd.	46,000	31,975
The Ehime Bank, Ltd. (b)	67,000	178,257
The Eighteenth Bank, Ltd.	80,000	219,984
The Fuji Fire & Marine Insurance Co., Ltd.	86,000	116,566
The Fukui Bank, Ltd.	96,000	327,525
The Fukushima Bank, Ltd.	90,000	52,790
The Higashi-Nippon Bank, Ltd.	62,000	115,191
The Higo Bank, Ltd.	59,000	309,345
The Hokkoku Bank, Ltd.	131,000	522,215
The Hokuetsu Bank, Ltd.	87,000	156,342
The Hyakugo Bank, Ltd.	99,000	425,959
The Hyakujushi Bank, Ltd.	101,000	383,794
The Japan Wool Textile Co., Ltd. (b)	34,000	260,623
The Juroku Bank, Ltd.	157,000	518,748
The Kagoshima Bank, Ltd.	20,000	122,270
The Keihin Co., Ltd.	22,000	24,220
The Keiyo Bank, Ltd.	77,000	382,051
The Kita-Nippon Bank, Ltd.	3,200	81,042
The Maruetsu, Inc. (a)	31,000	125,881
The Michinoku Bank, Ltd.	57,000	124,354
The Mie Bank, Ltd.	21,000	58,573
The Minato Bank, Ltd.	86,000	137,087

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Miyazaki Bank, Ltd.	82,000	$223,805
The Musashino Bank, Ltd.	14,900	458,930
The Nagano Bank, Ltd.	27,000	53,401
The Nanto Bank, Ltd.	3,000	17,514
The Nippon Road Co., Ltd.	36,000	73,663
The Nippon Synthetic Chemical Industry Co., Ltd.	25,000	149,346
The Nisshin Oillio Group, Ltd.	62,000	282,535
The Ogaki Kyoritsu Bank, Ltd.	129,000	396,997
The Oita Bank, Ltd.	60,000	197,039
The Okinawa Electric Power Co., Inc.	6,700	311,586
The Pack Corp.	4,900	92,669
The Sankei Building Co., Ltd.	16,700	91,130
The Shibusawa Warehouse Co., Ltd.	17,000	62,377
The Shikoku Bank, Ltd. (b)	82,000	266,450
The Shimizu Bank, Ltd.	3,300	139,601
The Sumitomo Warehouse Co., Ltd.	60,000	300,673
The Tochigi Bank, Ltd.	46,000	194,118
The Toho Bank, Ltd.	82,000	231,922
The Tohoku Bank, Ltd.	25,000	41,639
The Tokyo Tomin Bank, Ltd.	14,900	163,917
The Torigoe Co., Ltd.	8,200	73,793
The Tottori Bank, Ltd.	26,000	64,737
The Towa Bank, Ltd. (b)	112,000	96,666
The Yachiyo Bank, Ltd.	7,300	165,507
The Yamagata Bank, Ltd. (b)	65,000	310,010
The Yamanashi Chuo Bank, Ltd.	71,000	285,133
The Yasuda Warehouse Co., Ltd.	7,600	44,384
Tigers Polymer Corp.	2,200	8,770
Titan Kogyo KK (a)	3,000	8,242
TKC	5,800	111,720
TOA Corp.	88,000	87,433
TOA Oil Co., Ltd.	38,000	40,976
TOA Road Corp.	16,000	23,942
Toagosei Co., Ltd.	95,000	402,303
Tobishima Corp. (a)	207,000	54,621
Tobu Store Co., Ltd.	14,000	41,897
TOC Co., Ltd.	40,400	176,823
Tocalo Co., Ltd.	5,300	83,821
Toda Corp. (b)	103,000	337,203
Toda Kogyo Corp. (b)	19,000	179,780
Todentsu Corp. (c)	9,000	14,005
Toei Co., Ltd.	32,000	143,403
Toenec Corp. (b)	15,000	82,777
Toho Co., Ltd.	17,000	59,421
Toho Holdings Co., Ltd.	17,700	249,394
Toho Real Estate Co., Ltd.	5,700	34,799
Toho Titanium Co., Ltd. (b)	12,900	356,978
Toho Zinc Co., Ltd. (b)	62,000	250,123
Tohto Suisan Co., Ltd.	8,000	11,779
Tokai Carbon Co., Ltd.	55,000	344,440
Tokai Corp.	14,000	66,203
Tokai Rubber Industries, Inc. (b)	17,300	187,851
Tokai Tokyo Securities Co., Ltd.	90,000	296,305
Token Corp. (b)	1,600	47,247
Toko Electric Corp.	3,000	17,342
Toko, Inc. (b)	37,000	55,068
Tokushu Tokai Holdings Co., Ltd.	56,000	137,401
Tokyo Dome Corp.	69,000	176,240
Tokyo Electron Device, Ltd.	15	23,397

Security Description	Shares	Value

Japan—(Continued)
Tokyo Energy & Systems, Inc.	12,000	$83,102
Tokyo Individualized Educational Institute, Inc.	10,500	32,052
Tokyo Kaikan Co., Ltd.	3,000	12,215
Tokyo Keiki, Inc.	45,000	60,332
Tokyo Kikai Seisakusho, Ltd.	38,000	33,945
Tokyo Ohka Kogyo Co., Ltd. (b)	18,600	331,874
Tokyo Rakutenchi Co., Ltd.	15,000	59,257
Tokyo Rope Manufacturing Co., Ltd. (b)	57,000	134,683
Tokyo Sangyo Co., Ltd.	9,500	29,703
Tokyo Seimitsu Co. (b)	17,500	227,512
Tokyo Style Co., Ltd.	34,000	263,785
Tokyo Tatemono Co., Ltd.	10,000	38,402
Tokyo Tatemono Real Estate Sales Co., Ltd.	2,100	6,033
Tokyo Tekko Co., Ltd.	29,000	61,446
Tokyo Theatres Co., Inc.	24,000	33,901
Tokyotokeiba Co., Ltd.	53,000	76,133
Tokyu Community Corp.	4,300	118,927
Tokyu Construction Co., Ltd.	31,280	90,616
Tokyu Livable, Inc.	6,000	64,382
Toli Corp.	22,000	35,292
Tomato Bank, Ltd.	37,000	73,612
Tomen Electronics Corp.	6,600	78,927
Tomoe Corp.	13,400	43,379
Tomoe Engineering Co., Ltd.	1,700	24,418
Tomoegawa Co., Ltd.	11,000	25,282
Tomoku Co., Ltd.	39,000	96,760
TOMONY Holdings, Inc. (a)	65,000	208,935
Tomy Co., Ltd. (b)	25,900	207,947
TONAMI HOLDINGS Co., Ltd.	33,000	70,315
Tonichi Carlife Group, Inc. (a)	13,000	12,605
Topcon Corp. (b)	17,500	69,689
Toppan Forms Co., Ltd.	22,200	206,221
Topre Corp.	16,700	124,347
Topy Industries, Ltd.	94,000	207,571
Toridoll.corp. (b)	26	45,468
Torii Pharmaceutical Co., Ltd.	5,400	100,746
Torishima Pump Manufacturing Co., Ltd. (b)	6,400	102,527
Tosei Corp.	34	12,129
Toshiba Machine Co., Ltd.	58,000	200,463
Toshiba Plant Systems & Services Corp. (b)	19,000	253,375
Toshiba TEC Corp.	63,000	231,330
Tosho Printing Co., Ltd.	29,000	48,652
Totetsu Kogyo Co., Ltd.	8,000	46,925
Touei Housing Corp.	5,155	51,526
Toukei Computer Co., Ltd.	2,400	32,981
Tow Co., Ltd.	600	3,346
Towa Corp.	3,400	20,611
Towa Pharmaceutical Co., Ltd. (b)	4,300	242,343
Toyo Construction Co., Ltd. (a)	93,000	44,628
Toyo Corp.	10,100	98,022
Toyo Electric Manufacturing Co., Ltd. (b)	12,000	56,584
Toyo Engineering Corp.	54,000	176,856
Toyo Ink Manufacturing Co., Ltd.	89,000	350,236
Toyo Kanetsu K K (b)	50,000	82,163
Toyo Kohan Co., Ltd. (b)	27,000	137,267
Toyo Securities Co., Ltd.	31,000	46,387
Toyo Sugar Refining Co., Ltd.	9,000	10,464
Toyo Tanso Co., Ltd. (b)	3,600	183,984
Toyo Tire & Rubber Co., Ltd.	71,000	148,177

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toyo Wharf & Warehouse Co., Ltd.	27,000	$47,550
Toyobo Co., Ltd. (b)	225,000	360,920
Trancom Co., Ltd.	300	4,980
Trans Cosmos, Inc. (b)	9,800	80,286
Trinity Industrial Corp.	1,000	3,352
Trusco Nakayama Corp.	8,400	117,169
TS Tech Co., Ltd. (b)	21,400	355,625
Tsubakimoto Chain Co	61,000	249,619
Tsubakimoto Kogyo Co., Ltd.	1,000	2,577
Tsudakoma Corp.	19,000	32,616
Tsugami Corp. (b)	23,000	148,315
Tsukishima Kikai Co., Ltd.	11,000	71,055
Tsuruha Holdings, Inc.	6,200	261,096
Tsurumi Manufacturing Co., Ltd.	10,000	64,528
Tsutsumi Jewelry Co., Ltd.	3,200	80,013
TV Tokyo Corp. (c)	1,300	24,369
TYK Corp.	6,000	15,586
U-Shin, Ltd.	12,700	105,916
Ube Material Industries, Ltd.	19,000	44,287
Uchida Yoko Co., Ltd. (b)	23,000	91,993
ULVAC, Inc. (b)	16,800	299,473
Unicafe, Inc.	700	3,998
Uniden Corp.	39,000	87,782
Unihair Co., Ltd.	16,900	223,815
Union Tool Co. (b)	5,100	127,990
Unipres Corp.	7,200	119,255
United Arrows, Ltd.	6,800	91,610
Unitika, Ltd.	159,000	133,441
Universe Co., Ltd.	100	1,610
UNY Co., Ltd.	22,600	179,162
Uoriki Co., Ltd.	1,500	18,027
UTOC Corp.	8,600	22,340
Valor Co., Ltd.	15,100	114,912
Vantec Corp.	9	13,553
Vital KSK Holdings, Inc.	14,600	99,033
Wacom Co., Ltd. (b)	147	182,501
Wakachiku Construction Co., Ltd. (a)	34,000	16,721
Wakamoto Pharmaceutical Co., Ltd.	9,000	31,366
Warabeya Nichiyo Co., Ltd.	5,900	66,320
Watabe Wedding Corp.	2,600	27,098
WATAMI Co., Ltd. (b)	7,900	150,929
Weathernews, Inc.	2,700	41,012
Wood One Co., Ltd. (b)	23,000	89,616
Xebio Co., Ltd.	12,000	233,542
Y.A.C. Co., Ltd.	3,000	21,885
Yahagi Construction Co., Ltd.	13,000	84,660
Yaizu Suisankagaku Industry Co., Ltd.	4,400	54,168
YAMABIKO Corp.	3,600	31,240
Yamaichi Electronics Co., Ltd.	500	1,302
Yamatane Corp.	38,000	51,403
Yamato Corp.	12,000	45,537
Yamazen Corp.	20,200	78,009
Yaoko Co., Ltd. (b)	2,700	77,281
Yellow Hat, Ltd.	8,000	56,194
Yodogawa Steel Works, Ltd.	61,000	251,607
Yokogawa Bridge Holdings Corp.	14,000	91,175
Yokohama Reito Co., Ltd.	20,100	140,102
Yokowo Co., Ltd.	3,000	17,489
Yomeishu Seizo Co., Ltd.	6,000	58,201

Security Description	Shares	Value

Japan—(Continued)
Yomiuri Land Co., Ltd.	13,000	$46,221
Yondenko Corp.	12,000	48,672
Yonekyu Corp.	8,000	63,251
Yonex Co., Ltd.	5,900	41,452
Yorozu Corp.	8,600	143,744
Yoshinoya Holdings Co., Ltd. (b)	230	284,799
Yuasa Trading Co., Ltd.	74,000	71,005
Yuken Kogyo Co., Ltd.	16,000	31,117
Yuki Gosei Kogyo Co., Ltd.	6,000	15,670
Yukiguni Maitake Co., Ltd.	8,800	54,251
Yurtec Corp.	22,000	82,430
Yusen Air & Service Co., Ltd.	8,100	115,192
Yushin Precision Equipment Co., Ltd.	3,500	66,052
Yushiro Chemical Industry Co., Ltd.	3,600	46,903
Zenrin Co., Ltd.	7,600	82,239
Zensho Co., Ltd. (b)	26,500	258,534
Zeon Corp.	45,000	373,564
ZERIA Pharmaceutical Co., Ltd. (b)	10,000	121,322
Zuken, Inc.	9,500	59,868

		133,159,083

Jersey—0.7%
Beazley plc	386,682	703,431
Charter International plc	62,324	680,970
Henderson Group plc	436,102	852,635
Informa plc	288,082	1,899,457
Regus plc	254,437	320,354

		4,456,847

Liechtenstein—0.0%
Liechtensteinische Landesbank AG	385	25,924

Luxembourg—0.1%
Colt Telecom Group S.A. (GBP) (a)	208,005	386,976
d’Amico International Shipping S.A.	827	1,227

		388,203

Netherlands—2.4%
Aalberts Industries NV	37,309	613,368
Accell Group	4,278	195,282
AMG Advanced Metallurgical Group NV (a)	1,222	10,519
Arcadis NV	21,457	480,097
ASM International NV (b)	23,464	595,850
Beter BED Holding NV	8,010	202,234
BinckBank NV	11,124	155,215
Brit Insurance Holdings NV	61,044	984,702
Brunel International	5,017	156,336
Crucell NV (a)	33,206	1,104,395
CSM	30,000	879,848
Draka Holding	12,883	228,564
Exact Holding NV	5,521	139,347
Fornix Biosciences NV	1,032	3,007
Gamma Holding NV	608	18,813
Gemalto NV (a) (b)	22,729	931,477
Grontmij	6,389	127,952
Heijimans NV	2,304	40,631
Hunter Douglas NV	58	2,327
ICT Automatisering NV	1,424	8,153

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Imtech NV	37,205	$1,179,606
Innoconcepts (b)	27,570	7,488
Kardan NV	7,180	36,332
KAS Bank NV	5,561	88,523
Kendrion NV	2,301	31,934
Koninklijke BAM Groep NV (b)	103,866	672,355
Koninklijke Boskalis Westminster NV	805	33,727
Koninklijke Wessanen NV	13,393	47,562
Macintosh Retail Group NV	3,758	73,928
Mediq NV	24,438	421,678
Nederland Apparatenfabriek	697	16,921
Nutreco Holdings NV	15,915	1,161,798
Ordina NV	30,564	111,489
Pharming Group NV (a)	42,017	10,589
Punch Graphix NV	10,815	42,948
SBM Offshore NV	101,676	1,925,449
Sligro Food Group NV	9,470	305,042
SNS Reaal	8,759	35,833
Telegraaf Media Groep NV (b)	6,524	116,124
Ten Cate NV (b)	16,466	534,499
TKH Group NV	13,693	302,712
TomTom NV (a) (b)	30,293	210,096
Unit 4 Agresso NV	11,050	300,783
USG People NV	31,100	488,846
Wavin NV	4,306	53,623

		15,088,002

New Zealand—0.7%
Abano Healthcare Group, Ltd.	1,174	4,512
Air New Zealand, Ltd.	152,224	141,041
Auckland International Airport, Ltd.	362,132	543,484
Cavalier Corp., Ltd.	7,259	16,526
Ebos Group, Ltd.	12,740	64,311
Fisher & Paykel Appliances Holdings, Ltd.	203,400	84,837
Fisher & Paykel Healthcare Corp., Ltd.	196,431	427,005
Freightways, Ltd.	67,366	145,236
Hallenstein Glasson Holdings, Ltd.	8,115	25,439
Infratil, Ltd.	210,184	273,593
Mainfreight, Ltd.	34,053	175,433
Methven, Ltd.	14,148	17,575
Michael Hill International, Ltd.	68,524	33,612
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	8,117
New Image Group, Ltd.	10,000	2,380
New Zealand Oil & Gas, Ltd. (a)	161,545	149,505
Nuplex Industries, Ltd. (b)	100,192	235,326
NZX, Ltd.	28,380	32,616
Opus International Consultants, Ltd.	4,000	4,974
PGG Wrightson, Ltd. (b)	155,850	63,899
Pike River Coal, Ltd. (a) (b)	82,575	68,294
Port of Tauranga, Ltd.	38,167	192,834
Pumpkin Patch, Ltd.	1,682	2,359
Pyne Gould Corp, Ltd. (a)	261,709	78,428
Rakon, Ltd. (a)	61,576	55,807
Restaurant Brands New Zealand, Ltd.	29,341	54,298
Rubicon, Ltd. (a)	7,442	4,308
Ryman Healthcare, Ltd. (b)	140,150	212,431
Sanford, Ltd.	314	915
Sky City Entertainment, Ltd.	290,907	602,638

Security Description	Shares	Value

New Zealand—(Continued)
Sky Network Television, Ltd.	103,256	$374,194
The New Zealand Refining Co., Ltd.	27,114	73,082
The Warehouse Group, Ltd.	53,130	147,009
Tower, Ltd. (a)	90,869	121,648
TrustPower, Ltd.	3,383	18,108
Vector, Ltd.	155,871	259,749
Xero, Ltd.	16,739	18,136

		4,733,659

Norway—0.9%
ABG Sundal Collier Holdings ASA	1,000	1,125
Acta Holding ASA	26,000	12,883
Aker ASA	2,829	55,792
Aktiv Kapital ASA	4,667	27,307
Atea ASA (a)	33,800	267,282
Austevoll Seafood ASA	34,041	218,377
Blom ASA (a)	19,000	12,225
Bonheur ASA	469	10,707
BWG Homes ASA	9,648	29,311
Camillo Eitzen & Co.ASA	4,200	6,783
Cermaq ASA	30,576	338,662
Copeinca ASA (a)	12,800	92,302
Deep Sea Supply plc (a)	20,480	38,658
Det Norske Oljeselskap ASA (a)	22,416	86,399
DNO International ASA (b)	462,000	707,844
DOF ASA	18,020	132,949
Eitzen Chemical ASA (a)	123,576	22,875
Ekornes ASA	7,465	182,360
Eltek ASA (a)	20,557	10,649
Farstad Shipping ASA	2,639	67,169
Ganger Rolf ASA	7,700	165,965
Grieg Seafood ASA (a)	7,998	22,261
Kongsberg Automotive ASA	160,288	111,069
Kongsberg Gruppen ASA	3,724	74,245
Leroy Seafood Group ASA	5,195	122,623
Nordic Semiconductor ASA	46,375	177,928
Norse Energy Corp. ASA (a)	126,973	29,347
Norske Skogindustrier ASA (b)	87,500	174,504
Norwegian Air Shuttle ASA (a)	8,200	128,950
Norwegian Energy Co. ASA (a)	53,711	135,482
Odfjell SE (Series A)	1,800	10,543
Opera Software ASA (b)	18,000	82,480
Panoro Energy ASA (a)	12,697	9,266
Petrolia Drilling ASA (a)	33,000	8,899
PhotoCure ASA (a)	1,350	8,478
Pronova BioPharma ASA (a) (b)	45,283	82,661
Q-Free ASA (a)	8,500	25,101
Scana Industrier ASA	51,722	57,084
Sevan Marine ASA (a) (b)	211,615	216,312
Solstad Offshore ASA	4,500	85,279
SpareBank 1 SMN (b)	31,287	260,455
TGS Nopec Geophysical Co. ASA (a)	44,500	638,752
Tomra Systems ASA	45,000	267,417
Veidekke ASA	57,200	436,620
Wilh Wilhelmsen Holding ASA	1,085	20,888

		5,674,268

MSF-99

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Portugal—0.4%
Altri SGPS S.A. (b)	32,303	$157,163
Banco BPI S.A. (b)	98,381	209,420
Banif S.A.	39,754	55,095
Finibanco Holding SGPS S.A.	16,163	42,441
Impresa SGPS (a)	3,990	8,141
Inapa-Invest Particip Gesta (b)	63,187	34,720
Mota Engil SGPS S.A. (b)	30,466	88,760
Novabase SGPS S.A. (a)	7,827	34,077
Portucel Empresa Produtora de Pasta e Papel S.A. (b)	118,253	348,526
REN—Redes Energeticas Nacionais S.A.	68,811	250,438
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	14,135
Semapa-Sociedade de Investimento e Gestao	28,354	300,138
Sonae Industria SGPS S.A. (a) (b)	24,230	69,120
Sonae SGPS S.A. (b)	621,500	688,246
Sonaecom SGPS S.A. (a)	42,420	81,757
Teixeira Duarte S.A.	103,277	117,984
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (b)	85,005	335,366

		2,835,527

Singapore—1.4%
Abterra, Ltd. (a)	35,720	32,787
AFP Properties, Ltd.	558,000	244,928
Allgreen Properties, Ltd.	380,000	341,112
Armstrong Industrial Corp., Ltd.	88,000	28,441
ASL Marine Holdings, Ltd.	75,000	52,393
Ausgroup, Ltd.	56,000	20,463
Baker Technology, Ltd.	104,000	32,350
Ban Joo & Co., Ltd.	421,000	12,812
Banyan Tree Holdings, Ltd.	155,000	103,652
Bonvests Holdings, Ltd.	18,000	13,538
Boustead Singapore, Ltd.	37,000	27,849
Breadtalk Group, Ltd.	73,200	32,023
Broadway Industrial Group, Ltd.	35,000	30,917
Bukit Sembawang Estates, Ltd.	44,000	160,513
Cerebos Pacific, Ltd.	50,000	169,473
CH Offshore, Ltd.	70,000	29,272
China Aviation Oil Singapore Corp., Ltd.	70,000	79,439
China Energy, Ltd.	336,000	47,285
China Merchants Holdings Pacific, Ltd.	1,000	545
China Taisan Technology Group Holdings, Ltd.	178,000	30,465
China XLX Fertiliser, Ltd.	130,000	55,404
Chip Eng Seng Corp., Ltd.	215,000	63,817
Chuan Hup Holdings, Ltd.	125,000	24,247
Creative Technology, Ltd.	28,450	85,959
CSC Holdings, Ltd.	78,000	9,771
CSE Global, Ltd. (a)	194,000	157,979
CWT, Ltd.	78,000	56,392
Delong Holdings, Ltd.	33,000	16,912
Etika International Holdings, Ltd.	3,000	2,259
Eu Yan Sang International, Ltd.	45,000	26,277
Ezion Holdings, Ltd.	137,000	70,426
Ezra Holdings, Ltd.	214,000	279,292
Falcon Energy Group, Ltd.	14,000	5,332
First Resources, Ltd.	298,000	264,649
FJ Benjamin Holdings, Ltd.	83,000	27,791
Food Empire Holdings, Ltd.	43,000	13,743

Security Description	Shares	Value

Singapore—(Continued)
Fragrance Group, Ltd.	46,000	$22,717
Gallant Venture, Ltd. (a)	325,000	61,636
GK Goh Holdings, Ltd.	12,000	5,471
Goodpack, Ltd. (b)	117,000	169,863
GP Batteries International, Ltd.	21,000	31,586
GP Industries, Ltd.	2,000	904
Guocoland, Ltd.	111,000	198,893
Healthway Medical Corp., Ltd.	390,000	51,925
Hi-P International, Ltd.	132,000	102,407
Hiap Seng Engineering, Ltd.	25,500	12,989
Ho Bee Investment, Ltd.	161,000	203,386
Hong Fok Corp., Ltd.	127,000	53,658
Hong Leong Asia, Ltd.	50,000	125,977
Hotel Grand Central, Ltd.	1,000	616
Hotel Properties, Ltd.	100,000	210,582
HTL International Holdings, Ltd.	69,000	38,587
HupSteel, Ltd.	111,000	19,811
Hwa Hong Corp., Ltd.	46,000	19,580
Hyflux, Ltd.	139,000	328,235
Informatics Education, Ltd.	74,000	9,186
InnoTek, Ltd.	41,000	16,072
Jaya Holdings, Ltd.	154,000	76,213
JES International Holdings, Ltd. (a)	206,000	52,341
Jiutian Chemical Group, Ltd.	213,000	12,928
K1 Ventures, Ltd. (a)	483,000	57,269
Keppel Telecommunications & Transportation, Ltd.	67,000	64,687
Kim Eng Holdings, Ltd.	148,000	199,140
KS Energy Services, Ltd. (b)	72,000	59,346
LC Development, Ltd.	31,000	4,245
Lion Asiapac, Ltd.	92,000	18,532
Low Keng Huat Singapore, Ltd.	123,000	43,010
Manhattan Resources, Ltd.	53,000	33,808
MCL Land, Ltd.	11,000	20,323
Memstar Technology, Ltd.	142,000	9,071
Metro Holdings, Ltd.	195,000	116,221
MFS Technology, Ltd.	35,000	5,594
Midas Holdings, Ltd.	278,000	210,541
MobileOne, Ltd.	142,000	236,422
NSL, Ltd.	15,000	16,038
Oceanus Group, Ltd.	276,000	67,199
Orchard Parade Holdings, Ltd.	35,000	30,870
OSIM International, Ltd. (a)	134,000	101,705
Otto Marine, Ltd.	448,000	121,089
Pan Pacific Hotels Group, Ltd.	84,000	105,904
Pan-United Corp., Ltd.	35,000	13,169
Petra Foods, Ltd.	83,000	91,423
PSC Corp., Ltd.	19,000	3,753
QAF, Ltd.	87,000	41,105
Raffles Education Corp., Ltd. (b)	693,437	147,624
Raffles Medical Group, Ltd.	72,000	120,983
Riverstone Holdings, Ltd.	20,000	7,820
Rotary Engineering, Ltd.	55,000	38,930
SBS Transit, Ltd.	11,500	16,281
SC Global Developments, Ltd.	106,000	128,129
Singapore Land, Ltd.	12,000	64,248
Singapore Post, Ltd.	284,544	263,826
Singapore Reinsurance Corp., Ltd.	1,000	209
Sinomem Technology, Ltd.	85,000	32,328
Sinostar PEC Holdings, Ltd. (a)	43,000	6,374

MSF-100

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Sinotel Technologies, Ltd. (a)	12,000	$3,187
Soilbuild Group Holdings, Ltd.	102,000	61,779
Sound Global, Ltd.	246,000	160,988
Spice I2I. Ltd.	522,000	53,541
Stamford Land Corp., Ltd.	175,000	70,535
Sunningdale Tech, Ltd.	157,000	23,920
SunVic Chemical Holdings, Ltd.	111,000	32,527
Super Coffeemix Manufacturing, Ltd.	99,000	82,739
Swiber Holdings, Ltd. (a)	107,000	83,117
Tat Hong Holdings, Ltd.	124,000	98,109
Thakral Corp., Ltd.	197,000	4,446
Thomson Medical Centre, Ltd.	8,000	5,840
Tiong Woon Corp. Holding, Ltd.	37,000	12,674
Transcu Group, Ltd.	291,000	26,540
Tuan Sing Holdings, Ltd.	231,657	39,632
UMS Holdings, Ltd.	109,000	36,814
United Engineers, Ltd.	87,000	155,519
United Envirotech, Ltd.	94,000	34,599
United Overseas Insurance, Ltd.	4,000	10,134
UOB-Kay Hian Holdings, Ltd.	131,000	155,833
WBL Corp, Ltd.	2,000	6,472
Wee Hur Holdings, Ltd.	48,000	19,728
Wheelock Properties S, Ltd.	117,000	168,099
Wing Tai Holdings, Ltd.	284,000	373,832
Yongnam Holdings, Ltd.	165,000	32,736

		8,726,626

Spain—2.1%
Abengoa S.A. (b)	18,306	463,685
Almirall S.A. (a)	35,719	391,743
Amper S.A.	9,031	51,014
Antena 3 de Television S.A. (b)	42,346	348,795
Azkoyen S.A. (a) (b)	1,608	5,706
Banco Guipuzcoano S.A.	47,543	280,440
Banco Pastor S.A. (b)	57,319	292,205
Bankinter S.A.	10,135	70,180
Baron de Ley (a)	1,446	84,330
Bolsas y Mercados Espanoles (b)	31,742	846,957
Caja de Ahorros del Mediterraneo	9,306	89,252
Campofrio Alimentacion S.A. (b)	11,649	115,336
Cementos Portland Valderrivas S.A.	6,989	137,715
Cie Automotive S.A. (a)	2,992	14,586
Codere S.A. (a)	2,785	29,190
Construcciones y Auxiliar de Ferrocarriles S.A.	1,063	543,237
Corp. Dermoestetica (a)	5,190	13,689
Duro Felguera S.A.	27,918	238,645
Ebro Puleva S.A. (b)	40,699	812,869
Elecnor S.A.	1,881	24,297
Ercros S.A. (a) (b)	44,217	49,204
Faes Farma S.A. (b)	59,036	260,044
Fersa Energias Renovables S.A.	1,518	2,313
General de Alquiler de Maquinaria S.A. (a) (b)	3,636	8,650
Gestevision Telecino S.A. (b)	52,122	572,136
Grifols S.A. (b)	73,568	1,052,140
Grupo Catalana Occidente S.A.	29,746	563,745
Grupo Empresarial Ence S.A. (b)	60,563	200,949
Grupo Ezentis S.A. (a)	61,530	49,295
Indra Sistemas S.A.	56,786	1,082,091
La Seda de Barcelona S.A. (b)	1,901,904	178,648

Security Description	Shares	Value

Spain—(Continued)
Miquel y Costas & Miquel S.A.	3,963	$100,942
Natra S.A.	7,533	20,792
Natraceutical S.A. (a)	73,246	37,233
NH Hoteles S.A. (b)	53,239	240,308
Obrascon Huarte Lain S.A.	22,034	619,488
Papeles y Cartones de Europa S.A.	16,521	83,178
Pescanova S.A.	4,300	137,098
Prim S.A.	3,013	24,830
Promotora de Informaciones S.A. (b)	25,461	57,296
Prosegur Cia de Seguridad S.A.	8,913	532,903
Quabit Inmobiliaria S.A.	4,496	972
Realia Business S.A.	74,911	156,281
Renta Corp. Real Estate S.A.	1,182	2,949
Reyal Urbis S.A. (a)	5,483	12,295
Service Point Solutions S.A.	29,641	21,956
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	49,197
Sol Melia S.A.	39,954	357,742
Solaria Energia y Medio Ambiente S.A. (a)	3,608	7,651
SOS Cuetara S.A.	18,257	25,855
Tecnicas Reunidas S.A.	12,508	664,582
Telecomunicaciones y Energia (a)	13,592	48,062
Tubacex S.A.	43,700	153,138
Tubos Reunidos S.A.	22,984	62,473
Unipapel S.A.	558	8,346
Vidrala S.A.	7,759	215,949
Viscofan S.A.	15,913	523,606
Vocento S.A.	4,490	24,331
Vueling Airlines S.A.	2,075	26,797
Zeltia S.A. (b)	56,742	246,597

		13,335,933

Sweden—2.5%
AarhusKarlshamn AB	12,245	289,873
Acando AB (b)	35,170	61,186
Active Biotech AB (a)	18,626	331,660
AddTech AB	2,452	53,992
AF AB	19,236	353,994
Avanza Bank Holding AB	5,451	186,133
Axfood AB (b)	11,044	362,247
Axis Communications AB	20,453	294,963
B&B Tools AB	8,930	132,723
BE Group AB	7,115	46,512
Beijer AB G&L	2,929	95,251
Beijer Alma AB	9,174	168,314
Betsson AB (a)	6,037	85,878
Bilia AB	5,811	97,603
Billerud AB	52,200	396,418
BioGaia AB (a)	5,910	78,626
Biolnvent International AB (a)	11,992	51,013
Biotage AB (a)	9,068	9,803
Bure Equity AB	32,319	152,726
Cardo AB	7,973	290,595
Clas Ohlson AB	12,321	227,274
Concordia Maritime AB	1,978	5,873
Connecta AB	648	7,182
CyberCom Group Europe AB (a)	726	2,215
Diamyd Medical AB (a)	4,412	86,225
Duni AB	1,505	13,736

MSF-101

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
East Capital Explorer AB (a)	7,088	$75,186
Elekta AB	35,695	1,287,655
Enea AB (a)	3,097	21,767
Eniro AB	40,128	35,567
Fagerhult AB	1,178	20,912
Gunnebo AB	9,684	52,110
Hakon Invest AB	16,769	304,978
Haldex AB	18,244	222,126
Hexpol AB	3,365	48,241
HIQ International AB	18,611	93,863
Hoganas AB	11,748	379,811
Holmen AB (Series B) (b)	17,944	551,711
HQ AB	1,197	1,638
Industrial & Financial Systems	11,624	161,054
Indutrade AB	5,365	147,884
Intrum Justitia AB	32,250	370,034
JM AB	30,599	637,255
KappAhl Holding AB	25,400	220,610
Karo Bio AB (a)	8,539	6,502
KNOW IT AB	3,311	31,706
Lindab International AB	25,745	371,862
Loomis AB (b)	16,154	193,426
Lundin Petroleum AB (a) (b)	79,420	666,567
Meda AB	69,366	551,982
Medivir AB (a)	4,728	82,974
Mekonomen AB	6,461	189,703
Micronic Laser Systems AB (a)	15,924	28,966
Munters AB	22,041	248,408
NCC AB	35,429	723,427
Net Entertainment NE AB	4,221	39,316
Net Insight AB (a)	26,380	16,145
New Wave Group AB	14,353	89,174
Nibe Industrier AB	33,200	386,294
Nobia AB	56,746	413,375
Nolato AB	7,298	86,665
Nordnet AB	3,117	12,794
ORC Software AB (b)	6,597	129,732
Orexo AB (a)	2,846	17,761
PA Resources AB (a)	38,239	28,172
Peab AB	67,028	492,519
Proffice AB (a)	32,500	128,741
Q-Med AB	29,800	319,602
RaySearch Laboratories AB	612	3,783
Rederi AB Transatlantic	6,507	23,746
Rezidor Hotel Group AB (b)	48,455	246,398
rnb Retail and Brands AB	29,440	33,086
Saab AB	8,649	124,981
SAS AB (a) (b)	84,000	311,598
Seco Tools	2,572	34,743
Sensys Traffic AB	69,928	13,953
SkiStar AB	8,016	166,673
Studsvik AB	3,095	28,100
Sweco AB	15,485	128,724
Swedish Orphan Biovitrum AB (a)	41,148	272,887
Trelleborg AB	78,481	721,230
Vitrolife AB	5,414	27,197

		15,907,329

Security Description	Shares	Value

Switzerland—4.8%
Acino Holding AG	1,088	$107,691
Advanced Digital Broadcast Holdings S.A. (a)	1,435	37,370
Affichage Holding Genf	238	36,134
AFG Arbonia-Forster Holding	2,404	57,408
Allreal Holding AG	4,696	636,924
Aryzta AG	30,493	1,334,173
Ascom Holding AG	9,214	106,280
Bachem Holding AG	1,216	68,547
Bank Coop AG	1,165	81,961
Bank Sarasin & Cie AG	17,000	657,777
Banque Cantonale de Geneve	98	21,481
Banque Cantonale Vaudoise	2,267	1,164,684
Banque Privee Edmond de Rothschild S.A.	3	71,001
Barry Callebaut AG	625	489,915
Basilea Pharmaceutica (a)	3,755	234,594
Belimo Holding AG	42	68,061
Bell Holding AG	30	48,880
Bellevue Group AG	2,584	85,593
Berner Kantonalbank AG	1,577	386,432
Bobst Group AG	4,818	213,795
Bossard Holding AG	312	28,756
Bucher Industries AG	1,761	264,358
Burckhardt Compression Holding AG	421	93,534
Centralschweizerische Kraftwerke AG	183	61,548
Charles Voegele Holding AG	1,841	83,781
Clariant AG	138,541	2,035,889
Compagnie Financiere Tradition S.A.	468	52,282
Conzzeta AG	29	50,819
Cytos Biotechnology AG (a)	2,344	36,433
Daetwyler Holding AG	2,459	169,013
Dufry Group	5,843	559,245
Edipresse S.A.	41	10,262
EFG International AG	23,287	269,102
Elektrizitaets-Gesellschaft Laufenburg AG	98	70,970
Emmi AG	550	91,404
EMS-Chemie Holding AG	3,972	636,219
Energiedienst Holding AG	2,585	127,853
Flughafen Zuerich AG	1,649	600,366
Forbo Holding AG	1,281	705,417
Galenica AG (b)	2,405	1,131,420
GAM Holding, Ltd.	96,497	1,466,673
Georg Fischer AG (a) (b)	2,368	949,926
Gurit Holding AG	212	121,110
Helvetia Holding AG	2,382	828,736
Implenia AG (a)	378	11,085
Interroll Holding AG	66	20,793
Kaba Holding AG	708	236,774
Kardex AG	1,981	51,918
Komax Holding AG	1,455	127,041
Kudelski S.A.	21,922	575,759
Kuoni Reisen Holding AG	461	186,689
LEM Holding S.A.	133	49,910
LifeWatch AG (a)	4,907	52,055
Logitech International S.A. (a) (b)	58,178	1,016,572
Luzerner Kantonalbank AG	733	231,666
Metall Zug AG	35	102,386
Meyer Burger Technology AG (a)	12,615	399,228
Micronas Semiconductor Holding AG	14,106	98,958
Mikron Holding AG (a)	474	3,376

MSF-102

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Mobilezone Holding AG	2,961	$30,942
Mobimo Holding AG (a)	1,723	321,506
Nobel Biocare Holding AG	57,298	1,032,993
OC Oerlikon Corp. AG (a) (b)	101,100	437,450
Orascom Development Holding AG (a)	202	10,530
Orell Fuessli Holding AG	86	12,102
Panalpina Welttransport Holding AG	5,392	594,459
Partners Group Holding AG	7,419	1,231,984
Petroplus Holdings AG	27,916	339,556
Phoenix Mecano AG	217	132,609
Precious Woods Holding AG (a)	752	22,219
PubliGroupe AG	30	2,968
Rieter Holding AG	858	247,093
Romande Energie Holding S.A.	95	148,676
Schaffner Holding AG	238	53,117
Schmolz & Bickenback AG	3,959	116,312
Schulthess Group	4,176	151,064
Schweiter Technologies AG	65	44,121
Schweizerische National-Versicherungs-Gesellschaft	5,121	167,130
Siegfried Holding AG	826	77,383
Sika AG	483	893,278
St. Galler Kantonalbank	920	427,768
Straumann Holding AG	1,231	275,367
Sulzer AG	9,373	1,090,171
Swiss Life Holding AG (a)	288	32,822
Swisslog Holding AG (a)	159,223	129,887
Swissquote Group Holding S.A.	6,490	260,091
Tamedia AG	301	29,163
Tecan Group AG	3,856	261,562
Temenos Group AG (a)	30,376	932,962
U-Blox AG (a)	175	8,898
Valiant Holding	2,483	498,680
Valora Holding AG	1,068	273,357
Vaudoise Assurances Holding S.A.	107	25,788
Verwaltungs- und Privat-Bank AG	2,343	236,575
Von Roll Holding AG (b)	18,881	102,045
Vontobel Holding AG	10,188	332,501
VZ Holding AG	171	16,688
Walliser Kantonalbank	96	67,534
Walter Meier AG	175	29,985
Winterthur Technologie AG	886	43,819
Ypsomed Holding AG (a)	948	51,528
Zehnder Group AG	73	145,419
Zuger Kantonalbank AG	1	5,169

		30,863,298

United Kingdom—16.0%
A.G. BARR plc	438	8,450
Aberdeen Asset Management plc	274,233	692,739
Aegis Group plc	279,829	544,455
Afren plc (a)	103,113	179,723
Aga Rangemaster Group plc	10,039	15,461
Air Berlin plc (a)	12,317	50,140
Air Partner plc	992	6,235
Alterian plc (a)	16,484	49,484
Amlin plc	11,113	70,243
Anglo Pacific Group plc	24,158	114,572
Anite plc	88,686	71,614
Antisoma plc (a)	417,909	39,469

Security Description	Shares	Value

United Kingdom—(Continued)
Arena Leisure plc	56,506	$29,388
Ark Therapeutics Group plc (a)	62,448	4,680
Ashmore Group plc	69,220	364,574
Ashtead Group plc	189,898	328,571
Atkins WS plc	76,087	881,526
Aveva Group plc	36,046	831,022
Axis-Shield plc (a)	9,780	42,474
Babcock International Group plc (b)	160,184	1,436,990
Balfour Beatty plc	223,441	941,665
Barratt Developments plc (a)	248,569	387,036
BBA Avation plc	105,489	312,747
Bellway plc	46,327	420,480
Berkeley Group Holdings plc	70,062	911,799
Bioquell plc (a)	5,000	8,018
Bloomsbury Publishing plc	30,485	56,462
BlueBay Asset Management plc (a)	30,165	163,824
Bodycote plc (b)	67,060	262,958
Bovis Homes Group plc	70,924	426,683
Braemar Shipping Services plc	1,225	9,443
Brammer plc	16,875	47,794
Brewin Dolphin Holdings plc	32,352	67,049
British Polythene Industries	5,253	19,394
Britvic plc	107,339	820,081
BSS Group plc	11,684	81,924
BTG plc (a)	68,329	245,209
Cable & Wireless Communications plc	976,637	872,432
Capital & Regional plc (a)	16,298	8,846
Carillion plc	238,276	1,175,912
Carpetright plc	22,006	271,083
Carphone Warehouse Group plc (a)	84,604	362,987
Centaur Media plc	92,526	81,842
Charles Stanley Group plc	548	1,955
Charles Taylor Consulting plc	428	1,228
Chaucer Holdings plc	12,469	9,497
Chemring Group plc	19,679	931,518
Chesnara plc	20,540	69,789
Chime Communications plc	5,594	17,603
Cineworld Group plc	10,578	33,785
Clarkson plc	265	4,185
Close Brothers Group plc	98,159	1,140,135
Collins Stewart plc	50,055	66,158
Computacenter plc	42,354	190,832
Consort Medical plc	18,608	129,382
Cookson Group plc	106,962	921,030
Corin Group plc	16,154	12,831
Costain Group plc	6,361	21,009
Cranswick plc	1,476	19,079
Croda International	78,047	1,822,319
CSR plc (a) (b)	92,553	523,389
Daily Mail & General Trust (b)	156,527	1,294,640
Dairy Crest Group plc	49,843	290,951
Dana Petroleum plc (a)	39,556	1,120,166
Davis Service Group plc	52,832	333,695
De La Rue plc	29,989	311,714
Debenhams plc	624,970	643,160
Dechra Pharmaceuticals plc	10,519	77,809
Development Securities plc	12,688	45,949
Devro plc	25,818	101,524
Dialight plc	1,615	11,243

MSF-103

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Dialog Semiconductor plc (a)	7,863	$128,376
Dignity plc	34,648	375,657
Dimension Data Holdings plc	691,722	1,301,224
Diploma plc	37,850	169,561
Dixons Retail plc (a)	1,149,375	465,707
Domino Printing Sciences	70,471	603,035
Domino’s Pizza UK & IRL plc	16,112	119,154
Drax Group plc	76,757	463,356
DS Smith plc	73,893	174,297
DTZ Holdings plc (a)	6,724	5,079
Dunelm Group plc	11,505	70,855
E2V Technologies plc	12,786	18,014
eaga plc (b)	33,875	59,999
easyJet plc (a)	101,939	593,545
Electrocomponents plc	163,276	624,065
Elementis plc	64,627	102,275
EnQuest plc (a)	49,215	89,887
EnQuest plc (SEK) (a)	86,759	157,495
Enterprise Inns plc	121,911	205,505
Euromoney Institutional Investor plc	15,397	148,161
Evolution Group plc	143,415	188,550
F&C Asset Management plc	81,773	83,318
Fenner plc	13,048	47,766
Ferrexpo plc	57,808	281,103
Fidessa Group plc	14,827	353,891
Filtrona plc	129,023	490,948
FirstGroup plc	178,453	1,019,097
Forth Ports plc	22,910	497,431
Fortune Oil plc (a)	50,000	6,092
Galliford Try plc	16,957	88,163
Game Group plc	36,827	38,256
Gem Diamonds, Ltd.	41,706	130,498
Genus plc (b)	36,981	456,904
GKN plc	642,678	1,716,202
Go-Ahead Group plc	15,320	270,425
Greene King plc	96,622	624,191
Greggs plc	51,680	386,134
Halfords Group plc	44,587	310,489
Halma plc	198,998	991,956
Hampson Industries plc	35,385	17,529
Hansard Global plc	5,368	14,992
Hardy Oil & Gas plc	562	1,855
Hardy Underwriting Bermuda, Ltd.	7,031	24,585
Hargreaves Lansdown plc	121,563	841,822
Hays plc	644,027	1,146,465
Headlam Group plc	56,842	261,979
Helical Bar plc	23,743	111,222
Helphire plc	75,037	43,661
Heritage Oil plc (a)	74,090	346,448
Hikma Pharmaceuticals plc	82,141	889,814
Hill & Smith Holdings plc	14,160	63,727
HMV Group plc (b)	209,159	157,876
Hochschild Mining plc	55,644	390,248
Hogg Robinson Group plc	59,231	27,478
Holidaybreak plc	6,269	27,325
Home Retail Group plc	141,425	458,620
Homeserve plc	170,640	1,181,538
Hornby plc	1,884	4,817
Howden Joinery Group plc (a)	345,962	416,179

Security Description	Shares	Value

United Kingdom—(Continued)
Hunting plc	38,110	$372,802
Huntsworth plc	10,759	13,534
Hyder Consulting plc	15,837	90,862
IG Group Holdings plc	146,431	1,146,814
Imagination Technologies Group plc (a)	23,377	140,552
IMI plc	141,308	1,708,951
Inchcape plc (a)	157,638	773,575
Intermediate Capital Group plc	56,516	266,185
International Personal Finance plc	167,310	710,810
Interserve plc	78,421	248,485
Intertek Group plc	320	9,220
IP Group plc (a)	67,003	33,744
ITE Group plc (b)	44,870	126,086
ITV plc	289,312	271,364
James Fisher & Sons plc	3,704	28,730
Jardine Lloyd Thompson Group plc	95,216	865,940
Jazztel plc (a)	89,761	353,816
JD Wetherspoon plc	4,606	31,809
JJB Sports plc	143,745	18,660
JKX Oil & Gas plc	21,089	106,938
John Menzies plc	6,010	40,499
John Wood Group plc	157,142	1,080,996
Johnston Press plc	182,050	41,580
Kcom Group plc	394,746	330,783
Keller Group plc	20,249	187,958
Kesa Electricals plc	96,805	222,897
Kier Group plc	3,572	66,709
Kofax plc	6,198	25,074
Ladbrokes plc	533,684	1,127,152
Laird plc	76,175	166,273
Lamprell plc	13,588	76,506
Latchways plc	918	10,180
Lavendon Group plc	724	603
Logica plc	784,009	1,565,586
London Stock Exchange Group plc	2,699	28,931
Lookers plc	6,636	6,265
Marshalls plc	7,931	13,560
Marston’s plc	139,178	202,674
Mcbride plc	112,043	326,470
Mears Group plc	2,479	11,679
Mecom Group plc (a)	3,350	13,738
Meggitt plc	505,315	2,357,552
Melrose plc	119,163	513,362
Melrose Resources plc	8,144	41,359
Michael Page International plc	131,245	951,745
Micro Focus International plc	69,300	416,405
Millennium & Copthorne Hotels plc	86,170	705,361
Misys plc	249,461	1,122,408
Mitchells & Butlers plc	92,333	422,391
Mitie Group	176,827	532,107
Mondi plc	219,551	1,778,877
Moneysupermarket.com Group plc	42,648	55,005
Morgan Crucible Co.	169,517	583,751
Morgan Sindall plc	10,837	113,484
Mothercare plc	53,760	441,357
Mouchel Group plc	32,678	64,476
N. Brown Group plc	40,706	148,707
National Express Group plc	318,383	1,215,075
NCC Group plc	6,751	47,114

MSF-104

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Northern Foods plc	336,015	$248,255
Northgate plc	27,210	92,835
Northumbrian Water Group plc	62,331	326,074
Novae Group plc	12,630	65,596
Optos plc (a)	15,883	26,378
Oxford Instruments plc	10,252	81,044
Pace plc	22,509	61,680
PayPoint plc	16,746	74,879
Pennon Group plc	105,526	964,458
Persimmon plc	199,016	1,252,882
Petropavlovsk plc	23,774	415,872
Phoenix IT Group, Ltd.	17,631	58,254
Premier Farnell plc	194,041	814,373
Premier Foods plc	357,665	91,598
Premier Oil plc	40,454	1,055,342
Prostrakan Group plc (a)	21,679	23,358
Provident Financial plc (b)	72,330	938,474
Psion plc	46,835	70,376
Punch Taverns plc	249,886	347,028
PV Crystalox Solar plc (a)	147,211	116,428
PZ Cussons plc	133,219	769,263
QinetiQ plc	241,681	410,486
Quintain Estates & Development plc (a)	64,568	44,031
Rank Group plc	246,122	454,248
Rathbone Brothers	24,973	332,265
REA Holdings plc	1,120	12,109
Redrow plc	84,708	165,598
Renishaw plc	21,312	345,782
Renovo Group plc	13,825	6,525
Rentokil Initial plc	136,172	220,884
Restaurant Group plc	107,334	445,780
Rightmove plc	51,550	594,682
RM plc	49,467	109,301
Robert Walters plc	12,652	46,209
Robert Wiseman Dairies plc	5,551	28,054
ROK plc	91,430	26,971
Rotork plc	46,393	1,257,525
RPC Group plc	2,665	12,370
RPS Group plc	77,703	228,739
Salamander Energy plc (a)	50,533	203,427
Savills plc	40,349	193,004
SDL plc (a)	17,220	162,009
Senior plc	18,509	40,494
Severfield-Rowen plc	18,156	57,916
Shanks Group plc	112,642	199,777
SIG plc	222,904	336,917
Smiths News plc	30,398	50,209
Soco International plc (a)	58,991	399,204
Spectris plc	75,025	1,267,616
Speedy Hire plc	74,375	26,935
Spirax-Sarco Engineering plc	42,679	1,209,695
Spirent Communications plc	237,554	530,841
Sportech plc (a)	6,604	4,206
Sports Direct International plc	40,811	90,480
SSL International plc	124,284	2,265,964
ST Modwen Properties plc	25,805	68,962
St. James’s Place plc	87,109	397,749
Stagecoach Group plc	250,166	717,766
Sthree plc	36,383	167,215

Security Description	Shares	Value

United Kingdom—(Continued)
Synergy Health plc	5,143	$60,015
T. Clarke plc	1,419	2,720
TalkTalk Telecom Group plc (a) (b)	169,209	390,742
Tate & Lyle plc	165,688	1,218,187
Taylor Wimpey plc (a)	850,996	380,609
Ted Baker plc	2,338	20,702
Telecity Group plc (a)	32,462	253,269
Telecom Plus plc	6,811	41,595
The Vitec Group plc	7,072	56,102
The Weir Group plc	76,411	1,714,440
Thomas Cook Group plc	188,989	510,525
Thorntons plc	42,472	61,479
Topps Tiles plc	106,295	96,258
Travis Perkins plc	71,933	956,100
Tribal Group plc	14,405	18,131
Trinity Mirror plc	121,414	207,779
TT electronics plc	52,537	117,824
Tullett Prebon plc	112,046	701,139
UK Coal plc (a)	60,465	34,273
UK Mail Group plc	1,868	11,183
Umeco plc	1,782	12,147
United Business Media, Ltd.	130,376	1,290,604
UTV Media plc	54,341	116,753
Vectura Group plc (a)	42,730	34,507
Victrex plc	43,917	882,774
Vislink plc	79,800	22,276
Wellstream Holdings plc	13,778	166,109
WH Smith plc	85,603	610,092
William Hill plc	427,789	1,117,638
Wincanton plc	67,693	245,924
Wolfson Microelectronics plc (a)	84,440	357,348
WSP Group plc	14,481	85,173
Xaar plc	12,846	36,690
Xchanging plc	127,657	288,300
Yell Group plc (a)	775,447	180,086
Yule Catto & Co. plc	46,758	178,635

		102,028,940

Total Common Stock (Identified Cost $480,097,984)		631,928,389

Preferred Stock—0.0%

Australia—0.0%
Village Roadshow, Ltd.	12,567	31,495

United Kingdom—0.0%
REA Holdings plc	56	102

Total Preferred Stock (Identified Cost $20,208)		31,597

Rights—0.0%

Australia—0.0%
Adamus Resources, Ltd. (a) (c)	1,775	120
Cockatoo Coal, Ltd. (a)	15,960	6,930

		7,050

MSF-105

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Rights—(Continued)

Security Description	Shares	Value

Cyprus—0.0%
Bank of Cyprus Public Co., Ltd. (a)	25,798	$15,788

Germany—0.0%
Argues Industries AG (a)	823	241

Hong Kong—0.0%
Kosmopolito Hotels International, Ltd. (a) (c)	7,933	0

Israel—0.0%
Naptha Israel Petroleum Corp., Ltd. (a)	2,725	5,944

Singapore—0.0%
Ezra Holdings, Ltd. (a)	42,800	17,069
Sinotel Technologies, Ltd. (a)	3,000	160

		17,229

Spain—0.0%
Duro Felguera S.A. (a)	27,918	142,192

Total Rights (Identified Cost $54,098)		188,444

Warrants—0.0%

Australia—0.0%
Ivanhoe Australia, Ltd. (a)	2,939	850

France—0.0%
Etablissements Maurel et Prom (a)	36,660	7,877

Hong Kong—0.0%
Cheuk Nang Holdings, Ltd. (a)	3,866	548

Total Warrants (Identified Cost $0)		9,275

Short Term Investments—14.5%

United States— 14.5%
State Street Navigator Securities Lending Prime Portfolio (d)	92,032,404	92,032,404

Total Short Term Investments (Identified Cost $92,032,404)		92,032,404

Total Investments—113.6% (Identified Cost $572,204,694) (e)		724,190,109
Liabilities in excess of other assets		(86,690,728)

Net Assets—100.0%		$637,499,381

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $88,160,811 and the collateral received consisted of cash in the amount of $92,032,404 and non-cash collateral with a value of $612,703. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $572,204,694 and the composition of unrealized appreciation and depreciation of investment securities was $178,745,675 and $ (26,760,260), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $570,096, which is 0.1% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Ten Largest Industries as of September 30, 2010	% of Net Assets
Metals & Mining	7.6%
Machinery	5.7%
Oil, Gas & Consumable Fuels	4.3%
Chemicals	4.0%
Construction & Engineering	3.9%
Commercial Banks	3.9%
Media	3.8%
Food Products	3.5%
Hotels, Restaurants & Leisure	3.2%
Specialty Retail	3.0%

MSF-106

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$55,063,267	$934,304	$55,997,571
Austria	—	6,360,994	—	6,360,994
Belgium	—	8,750,708	—	8,750,708
Bermuda	—	13,579,642	135,654	13,715,296
Canada	78,167,457	37,003	—	78,204,460
Cayman Islands	—	3,987,961	53,348	4,041,309
Channel Islands	—	4,040	—	4,040
Cyprus	—	1,397,585	—	1,397,585
Denmark	—	6,438,301	—	6,438,301
Finland	—	18,368,109	—	18,368,109
France	—	26,293,598	—	26,293,598
Germany	—	30,601,761	—	30,601,761
Gibraltar	—	281,767	—	281,767
Greece	—	5,474,465	—	5,474,465
Hong Kong	—	6,064,484	—	6,064,484
Ireland	—	6,932,049	—	6,932,049
Israel	—	4,889,536	—	4,889,536
Italy	—	20,888,717	—	20,888,717
Japan	—	132,951,413	207,670	133,159,083
Jersey	—	4,456,847	—	4,456,847
Liechtenstein	—	25,924	—	25,924
Luxembourg	—	388,203	—	388,203
Netherlands	—	15,088,002	—	15,088,002
New Zealand	—	4,733,659	—	4,733,659
Norway	—	5,674,268	—	5,674,268
Portugal	—	2,835,527	—	2,835,527
Singapore	—	8,726,626	—	8,726,626
Spain	—	13,335,933	—	13,335,933
Sweden	—	15,907,329	—	15,907,329
Switzerland	—	30,863,298	—	30,863,298
United Kingdom	—	102,028,940	—	102,028,940

Total Common Stock	78,167,457	552,429,956	1,330,976	631,928,389

Total Preferred Stock*	—	31,597	—	31,597

Rights
Australia	—	6,930	120	7,050
Cyprus	—	15,788	—	15,788
Germany	—	241	—	241
Hong Kong	—	—	—	—
Israel	—	5,944	—	5,944
Singapore	—	17,229	—	17,229
Spain	—	142,192	—	142,192

Total Rights	—	188,324	120	188,444

Total Warrants*	—	9,275	—	9,275

Total Short Term Investments*	92,032,404	—	—	92,032,404

Total Investments	$170,199,861	$552,659,152	$1,331,096	$724,190,109

*	See Schedule of Investments for additional detailed categorizations.

MSF-107

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights	Total
Balance as of December 31, 2009	$16,939	$0	$16,939
Transfers In (Out) of Level 3	715,524	0	715,524
Accrued discounts/premiums	0	0	0
Realized Gain (Loss)	(61,263)	0	(61,263)
Change in unrealized appreciation (depreciation)	219,398	120	219,518
Investment Purchases	440,378	0	440,378
Investment Sales	0	0	0

Balance as of September 30, 2010	$1,330,976	$120	$1,331,096

MSF-108

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	1,226,351	$11,601,279
BlackRock Large Cap Value Portfolio, (Class A) (a)	904,003	8,343,945
Clarion Global Real Estate Portfolio, (Class A) (b)	743,739	7,191,959
Davis Venture Value Portfolio, (Class A) (a)	612,019	17,326,264
Dreman Small Cap Value Portfolio, (Class A) (b)	487,744	6,384,575
Harris Oakmark International Portfolio, (Class A) (b)	908,974	11,616,684
Invesco Small Cap Growth Portfolio, (Class A) (b)	900,584	11,149,226
Janus Forty Portfolio, (Class A) (b)	135,410	8,677,050
Jennison Growth Portfolio, (Class A) (a)	1,390,897	15,160,775
Lazard Mid Cap Portfolio, (Class A) (b)	881,227	9,032,575
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	72,030	11,163,855
Met/Dimensional International Small Company Portfolio, (Class A) (a)	466,697	6,930,445
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,316,755	10,942,232
MFS Emerging Markets Equity Portfolio, (Class A) (b)	908,800	9,669,637
MFS Research International Portfolio, (Class A) (b)	1,241,957	11,724,077
MFS Value Portfolio, (Class A) (a)	1,352,632	15,244,165

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio, (Class A) (a)	661,212	$6,605,506
Pioneer Fund Portfolio, (Class A) (b)	1,213,696	15,341,121
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,149,437	15,540,391
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,032,705	8,984,533
Van Eck Global Natural Resources Portfolio, (Class A) (a)	300,194	4,379,834

Total Mutual Funds (Identified Cost $209,489,098)		223,010,128

Total Investments—100.0% (Identified Cost $209,489,098) (c)		223,010,128
Liabilities in excess of other assets		(44,265)

Net Assets—100.0%		$222,965,863

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $209,489,098 and the composition of unrealized appreciation and depreciation of investment securities was $17,883,555 and $(4,362,525), respectively.

MSF-109

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$223,010,128	$—	$—	$223,010,128

Total Investments	$223,010,128	$—	$—	$223,010,128

MSF-110

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	621,805	$5,882,277
BlackRock Bond Income Portfolio, (Class A) (a)	1,130,834	124,244,691
BlackRock High Yield Portfolio, (Class A) (b)	1,398,962	11,681,333
BlackRock Large Cap Value Portfolio, (Class A) (a)	603,197	5,567,510
Davis Venture Value Portfolio, (Class A) (a)	397,657	11,257,657
Dreman Small Cap Value Portfolio, (Class A) (b)	437,516	5,727,086
Harris Oakmark International Portfolio, (Class A) (b)	451,115	5,765,244
Jennison Growth Portfolio, (Class A) (a)	1,048,206	11,425,449
Lazard Mid Cap Portfolio, (Class A) (b)	565,929	5,800,771
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	934,348	11,754,101
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	73,343	11,367,422
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,131,373	11,381,612
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,351,839	11,233,784
Met/Templeton International Bond Portfolio, (Class A) (b)	1,906,921	23,493,271
MFS Research International Portfolio, (Class A) (b)	619,481	5,847,901
MFS Value Portfolio, (Class A) (a)	1,004,331	11,318,807

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,574,274	$29,810,099
PIMCO Total Return Portfolio, (Class A) (b)	11,238,621	141,719,017
Pioneer Fund Portfolio, (Class A) (b)	1,355,705	17,136,111
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	431,741	5,837,138
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	3,235,819	41,580,273
Western Asset Management U.S. Government Portfolio, (Class A) (a)	6,153,564	75,934,976

Total Mutual Funds (Identified Cost $546,772,102)		585,766,530

Total Investments—100.0% (Identified Cost $546,772,102) (c)		585,766,530
Liabilities in excess of other assets		(117,426)

Net Assets—100.0%		$585,649,104

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $546,772,102 and the composition of unrealized appreciation and depreciation of investment securities was $39,447,894 and $(453,466), respectively.

MSF-111

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$585,766,530	$—	$—	$585,766,530

Total Investments	$585,766,530	$—	$—	$585,766,530

MSF-112

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	2,780,054	$26,299,310
BlackRock Bond Income Portfolio, (Class A) (a)	1,349,490	148,268,430
BlackRock High Yield Portfolio, (Class A) (b)	3,198,145	26,704,513
BlackRock Large Cap Value Portfolio, (Class A) (a)	2,692,647	24,853,133
Clarion Global Real Estate Portfolio, (Class A) (b)	1,403,814	13,574,882
Davis Venture Value Portfolio, (Class A) (a)	1,776,010	50,278,842
Dreman Small Cap Value Portfolio, (Class A) (b)	976,949	12,788,265
Harris Oakmark International Portfolio, (Class A) (b)	2,058,067	26,302,100
Invesco Small Cap Growth Portfolio, (Class A) (b)	2,096,370	25,953,061
Jennison Growth Portfolio, (Class A) (a)	3,511,234	38,272,450
Lazard Mid Cap Portfolio, (Class A) (b)	2,530,010	25,932,600
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	2,131,711	26,816,919
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	163,792	25,386,118
Met/Dimensional International Small Company Portfolio, (Class A) (a)	890,907	13,229,976
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,591,257	26,068,050
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	6,041,561	50,205,371
Met/Templeton International Bond Portfolio, (Class A) (b)	3,279,889	40,408,233
MFS Research International Portfolio, (Class A) (b)	2,803,712	26,467,040
MFS Value Portfolio, (Class A) (a)	4,488,485	50,585,222

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,267,741	$12,664,728
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	3,538,498	40,975,802
PIMCO Total Return Portfolio, (Class A) (b)	23,624,163	297,900,695
Pioneer Fund Portfolio, (Class A) (b)	4,038,724	51,049,477
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,929,061	26,080,905
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,490,146	12,964,267
Van Eck Global Natural Resources Portfolio, (Class A) (a)	900,259	13,134,774
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	5,299,753	68,101,825
Western Asset Management U.S. Government Portfolio, (Class A) (a)	9,771,157	120,576,081

Total Mutual Funds (Identified Cost $1,216,893,015)		1,321,843,069

Total Investments—100.0% (Identified Cost $1,216,893,015) (c)		1,321,843,069
Liabilities in excess of other assets		(311,745)

Net Assets—100.0%		$1,321,531,324

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,216,893,015 and the composition of unrealized appreciation and depreciation of investment securities was $111,740,366 and $(6,790,312), respectively.

MSF-113

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,321,843,069	$—	$—	$1,321,843,069

Total Investments	$1,321,843,069	$—	$—	$1,321,843,069

MSF-114

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—93.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Alliant Techsystems, Inc. (a) (b)	16,620	$1,253,148
BE Aerospace, Inc. (b)	51,215	1,552,327

		2,805,475

Airlines—0.4%
AirTran Holdings, Inc. (a) (b)	67,799	498,323
Alaska Air Group, Inc. (a) (b)	17,932	915,070
JetBlue Airways Corp. (b)	100,856	674,726

		2,088,119

Auto Components—0.8%
BorgWarner, Inc. (a) (b)	57,084	3,003,760
Gentex Corp.	70,071	1,367,085

		4,370,845

Automobiles—0.1%
Thor Industries, Inc.	19,581	654,005

Beverages—0.3%
Hansen Natural Corp. (b)	34,430	1,605,127

Biotechnology—0.9%
United Therapeutics Corp. (b)	24,871	1,393,025
Vertex Pharmaceuticals, Inc. (a) (b)	101,550	3,510,583

		4,903,608

Building Products—0.2%
Lennox International, Inc.	22,895	954,493

Capital Markets—2.1%
Affiliated Managers Group, Inc. (a) (b)	25,583	1,995,730
Apollo Investment Corp.	97,358	995,972
Eaton Vance Corp.	59,146	1,717,600
Greenhill & Co., Inc.	12,690	1,006,571
Jefferies Group, Inc. (a)	61,889	1,404,261
Raymond James Financial, Inc.	49,866	1,263,106
SEI Investments Co.	73,607	1,497,166
Waddell & Reed Financial, Inc. (Class A)	42,779	1,170,434

		11,050,840

Chemicals—3.2%
Albemarle Corp.	45,708	2,139,592
Ashland, Inc.	39,417	1,922,367
Cabot Corp.	32,711	1,065,397
Cytec Industries, Inc.	24,562	1,384,806
Intrepid Potash, Inc. (a) (b)	22,184	578,337
Lubrizol Corp. (a)	33,795	3,581,256
Minerals Technologies, Inc.	9,294	547,602
NewMarket Corp.	4,971	565,103
Olin Corp. (a)	39,650	799,344
RPM International, Inc.	65,096	1,296,712
Sensient Technologies Corp.	24,864	758,103
The Scotts Miracle-Gro Co.	23,131	1,196,567
Valspar Corp. (a)	49,301	1,570,237

		17,405,423

Security Description	Shares	Value

Commercial Banks—3.2%
Associated Banc-Corp. (a)	86,601	$1,142,267
BancorpSouth, Inc. (a)	36,780	521,540
Bank of Hawaii Corp.	24,165	1,085,492
Cathay General Bancorp	39,311	467,408
City National Corp. (a)	23,216	1,232,073
Commerce Bancshares, Inc.	37,150	1,396,468
Cullen/Frost Bankers, Inc. (a)	30,379	1,636,517
FirstMerit Corp. (a)	54,465	997,799
Fulton Financial Corp. (a)	99,527	901,715
International Bancshares Corp.	26,505	447,669
PacWest Bancorp (a)	15,744	300,081
Prosperity Bancshares, Inc.	23,345	758,012
SVB Financial Group (a) (b)	21,000	888,720
Synovus Financial Corp. (a)	393,045	966,891
TCF Financial Corp. (a)	63,440	1,027,094
Trustmark Corp. (a)	28,466	618,851
Valley National Bancorp	80,666	1,040,591
Webster Finanical Corp. (a)	33,002	579,515
Westamerica Bancorp (a)	14,590	795,009
Wilmington Trust Corp.	45,831	411,562

		17,215,274

Commercial Services & Supplies—1.5%
Clean Harbors, Inc. (b)	11,464	776,686
Copart, Inc. (b)	35,890	1,183,293
Corrections Corp. of America (b)	55,314	1,365,149
Deluxe Corp. (a)	25,721	492,043
Herman Miller, Inc. (a)	28,567	562,198
HNI Corp.	22,550	648,538
Mine Safety Appliances Co. (a)	15,437	418,343
Rollins, Inc. (a)	21,218	496,077
The Brink’s Co.	23,491	540,293
Waste Connections, Inc. (b)	38,698	1,534,763

		8,017,383

Communications Equipment—1.8%
ADC Telecommunications, Inc. (b)	48,579	615,496
ADTRAN, Inc. (a)	31,353	1,106,761
Ciena Corp. (b)	46,847	729,408
CommScope, Inc. (b)	47,421	1,125,775
F5 Networks, Inc. (b)	40,287	4,182,193
Plantronics, Inc. (a)	23,867	806,227
Polycom, Inc. (a) (b)	42,690	1,164,583

		9,730,443

Computers & Peripherals—0.4%
Diebold, Inc.	32,888	1,022,488
NCR Corp. (b)	80,355	1,095,239

		2,117,727

Construction & Engineering—1.3%
Aecom Technology Corp. (b)	58,145	1,410,598
Granite Construction, Inc. (a)	17,083	388,467
KBR, Inc.	78,239	1,927,809
The Shaw Group, Inc. (b)	42,280	1,418,917
URS Corp.	41,948	1,593,185

		6,738,976

MSF-115

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction Materials—0.3%
Martin Marietta Materials, Inc. (a)	22,792	$1,754,300

Consumer Finance—0.2%
General Motors Financial Co., Inc. (a) (b)	49,179	1,202,918

Containers & Packaging—1.5%
Aptargroup, Inc.	33,773	1,542,413
Greif, Inc.	15,582	916,845
Packaging Corp. of America	51,880	1,202,059
Rock-Tenn Co.	19,503	971,444
Silgan Holdings, Inc. (a)	26,873	851,874
Sonoco Products Co.	50,395	1,685,209
Temple-Inland, Inc.	53,954	1,006,782

		8,176,626

Distributors—0.3%
LKQ Corp. (b)	71,672	1,490,778

Diversified Consumer Services—1.2%
Career Education Corp. (a) (b)	32,955	707,544
Corinthian Colleges, Inc. (a) (b)	44,156	309,975
ITT Educational Services, Inc. (a) (b)	13,790	969,023
Matthews International Corp. (a)	14,909	527,182
Regis Corp.	28,814	551,212
Service Corp. International	123,568	1,065,156
Sotheby’s (a)	33,551	1,235,348
Strayer Education, Inc. (a)	6,954	1,213,473

		6,578,913

Diversified Financial Services—0.4%
MSCI, Inc. (b)	58,976	1,958,593

Diversified Telecommunication Services—0.3%
Cincinnati Bell, Inc. (a) (b)	100,914	269,440
tw telecom, inc. (b)	75,887	1,409,222

		1,678,662

Electric Utilities—1.7%
Cleco Corp.	30,405	900,596
DPL, Inc.	59,550	1,556,042
Great Plains Energy, Inc.	67,870	1,282,743
Hawaiian Electric Industries, Inc. (a)	46,902	1,057,171
IDACORP, Inc.	24,124	866,534
NV Energy, Inc.	117,711	1,547,900
PNM Resources, Inc.	43,393	494,246
Westar Energy, Inc.	55,470	1,344,038

		9,049,270

Electrical Equipment—1.7%
Acuity Brands, Inc.	21,802	964,520
AMETEK, Inc.	53,323	2,547,240
Baldor Electric Co.	23,521	950,248
Hubbell, Inc. (Class B)	30,017	1,523,363
Regal-Beloit Corp.	19,308	1,133,187
Thomas & Betts Corp. (a) (b)	26,168	1,073,411
Woodward Governor Co.	29,349	951,495

		9,143,464

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.1%
Arrow Electronics, Inc. (b)	58,986	$1,576,696
Avnet, Inc. (b)	76,024	2,053,408
Ingram Micro, Inc. (b)	78,446	1,322,600
Itron, Inc. (b)	20,214	1,237,703
National Instruments Corp.	29,430	961,184
Tech Data Corp. (b)	23,334	940,360
Trimble Navigation, Ltd. (a) (b)	59,659	2,090,451
Vishay Intertechnology, Inc. (b)	93,447	904,567

		11,086,969

Energy Equipment & Services—2.0%
Atwood Oceanics, Inc. (b)	28,063	854,518
Exterran Holdings, Inc. (a) (b)	31,644	718,635
Helix Energy Solutions Group, Inc. (b)	52,791	588,092
Oceaneering International, Inc. (b)	27,107	1,459,983
Patterson-UTI Energy, Inc.	77,175	1,318,149
Pride International, Inc. (b)	87,939	2,588,045
Superior Energy Services, Inc. (b)	39,451	1,052,947
Tidewater, Inc. (a)	25,734	1,153,141
Unit Corp. (b)	19,879	741,288

		10,474,798

Food & Staples Retailing—0.4%
BJ’s Wholesale Club, Inc. (b)	27,325	1,133,987
Ruddick Corp. (a)	21,279	737,956

		1,871,943

Food Products—1.5%
Corn Products International, Inc.	37,678	1,412,925
Flowers Foods, Inc. (a)	38,195	948,764
Green Mountain Coffee Roasters, Inc. (b)	57,473	1,792,583
Lancaster Colony Corp. (a)	9,702	460,845
Ralcorp Holdings, Inc. (b)	27,489	1,607,557
Smithfield Foods, Inc. (a) (b)	83,116	1,398,842
Tootsie Roll Industries, Inc. (a)	12,257	304,954

		7,926,470

Gas Utilities—2.0%
AGL Resources, Inc.	39,017	1,496,692
Atmos Energy Corp.	45,137	1,320,257
Energen Corp.	35,987	1,645,326
National Fuel Gas Co.	41,039	2,126,231
Questar Corp.	87,895	1,540,799
UGI Corp.	55,044	1,574,809
WGL Holdings, Inc. (a)	25,458	961,803

		10,665,917

Health Care Equipment & Supplies—3.7%
Beckman Coulter, Inc.	34,668	1,691,452
Edwards Lifesciences Corp. (b)	56,751	3,805,155
Gen-Probe, Inc. (a) (b)	24,372	1,181,067
Hill-Rom Holdings, Inc.	31,789	1,140,907
Hologic, Inc. (b)	129,746	2,077,233
IDEXX Laboratories, Inc. (a) (b)	28,891	1,783,153
Immucor, Inc. (a) (b)	35,035	694,744
Kinetic Concepts, Inc. (a) (b)	31,293	1,144,698
Masimo Corp. (b)	29,449	804,252

MSF-116

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
ResMed, Inc. (a) (b)	75,784	$2,486,473
STERIS Corp. (a)	29,825	990,786
Teleflex, Inc.	19,990	1,135,032
Thoratec Corp. (a) (b)	29,269	1,082,368

		20,017,320

Health Care Providers & Services—3.1%
Community Health Systems, Inc. (b)	47,259	1,463,611
Health Management Associates, Inc. (Class A) (b)	125,475	961,138
Health Net, Inc. (b)	48,777	1,326,247
Henry Schein, Inc. (a) (b)	45,819	2,684,077
Kindred Healthcare, Inc. (b)	19,766	257,353
LifePoint Hospitals, Inc. (b)	27,149	951,844
Lincare Holdings, Inc. (a)	49,107	1,232,095
Mednax, Inc. (b)	23,853	1,271,365
Omnicare, Inc.	59,158	1,412,693
Owens & Minor, Inc. (a)	31,710	902,467
Psychiatric Solutions, Inc. (a) (b)	28,657	961,442
Universal Health Services, Inc. (Class B)	48,670	1,891,316
VCA Antech, Inc. (a) (b)	43,044	907,798
WellCare Health Plans, Inc. (b)	21,277	616,182

		16,839,628

Health Care Technology—0.3%
Allscripts Heathcare Solutions, Inc. (b)	82,093	1,516,258

Hotels, Restaurants & Leisure—2.2%
Bally Technologies, Inc. (a) (b)	27,006	943,860
Bob Evans Farms, Inc.	15,216	427,113
Boyd Gaming Corp. (a) (b)	28,060	203,435
Brinker International, Inc.	50,854	959,106
Burger King Holdings, Inc.	46,261	1,104,713
Chipotle Mexican Grill, Inc. (Class A) (b)	15,575	2,678,900
International Speedway Corp. (Class A)	14,667	357,875
Life Time Fitness, Inc. (a) (b)	20,961	827,331
Panera Bread Co. (a) (b)	15,579	1,380,455
Scientific Games Corp. (a) (b)	31,581	306,336
The Cheesecake Factory, Inc. (a) (b)	29,786	788,435
Wendy’s/Arby’s Group, Inc.	161,249	730,458
WMS Industries, Inc. (b)	29,087	1,107,342

		11,815,359

Household Durables—1.5%
American Greetings Corp. (a)	20,035	372,451
KB Home	36,147	409,546
MDC Holdings, Inc. (a)	18,880	548,086
Mohawk Industries, Inc. (b)	28,160	1,500,928
NVR, Inc. (b)	2,929	1,896,615
Ryland Group, Inc. (a)	22,082	395,709
Toll Brothers, Inc. (b)	72,253	1,374,252
Tupperware Brands Corp. (a)	31,589	1,445,513

		7,943,100

Household Products—0.9%
Church & Dwight Co., Inc.	35,553	2,308,812
Energizer Holdings, Inc. (b)	35,140	2,362,462

		4,671,274

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc. (b)	51,346	$250,055

Industrial Conglomerates—0.2%
Carisle Cos., Inc.	30,530	914,374

Insurance—4.0%
American Financial Group, Inc.	39,616	1,211,457
Arthur J. Gallagher & Co. (a)	52,671	1,388,934
Brown & Brown, Inc.	58,370	1,178,490
Everest Re Group, Ltd.	28,158	2,434,822
Fidelity National Financial, Inc.	114,040	1,791,568
First American Financial Corp.	52,138	778,942
HCC Insurance Holdings, Inc.	57,676	1,504,767
Mercury General Corp.	17,831	728,753
Old Republic International Corp. (a)	129,570	1,794,545
Protective Life Corp.	42,887	933,221
Reinsurance Group of America, Inc.	36,627	1,768,718
StanCorp Financial Group, Inc.	23,395	889,010
The Hanover Insurance Group, Inc.	22,488	1,056,936
Transatlantic Holdings, Inc.	31,916	1,621,971
Unitrin, Inc.	25,113	612,506
W.R. Berkley Corp.	60,937	1,649,565

		21,344,205

Internet & Catalog Retail—0.7%
NetFlix, Inc. (a) (b)	21,758	3,528,277

Internet Software & Services—1.1%
AOL, Inc. (b)	53,442	1,322,689
Digital River, Inc. (b)	19,846	675,558
Equinix, Inc. (a) (b)	22,825	2,336,139
Rackspace Hosting, Inc. (b)	48,175	1,251,586
ValueClick, Inc. (b)	40,957	535,718

		6,121,690

IT Services—2.7%
Acxiom Corp. (a) (b)	40,062	635,383
Alliance Data Systems Corp. (a) (b)	26,351	1,719,666
Aon Hewitt, LLC (b)	46,039	2,321,747
Broadridge Financial Solutions, Inc.	63,450	1,451,101
Convergys Corp. (b)	62,119	649,144
CoreLogic, Inc. (b)	52,133	998,868
DST Systems, Inc.	18,019	807,972
Gartner, Inc. (Class A) (b)	36,265	1,067,642
Global Payments, Inc.	39,910	1,711,740
Lender Processing Services, Inc.	46,599	1,548,485
Mantech International Corp. (b)	11,259	445,856
NeuStar, Inc. (b)	37,564	933,841
SRA International, Inc. (b)	21,372	421,456

		14,712,901

Life Sciences Tools & Services—1.5%
Bio-Rad Laboratories, Inc. (b)	9,697	877,676
Charles River Laboratories International, Inc. (b)	33,173	1,099,685
Covance, Inc. (a) (b)	32,423	1,517,072
Mettler-Toledo International, Inc. (b)	16,726	2,081,383
Pharmaceutical Product Development, Inc.	59,487	1,474,683
Techne Corp.	18,547	1,144,906

		8,195,405

MSF-117

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—5.5%
AGCO Corp. (a) (b)	46,578	$1,817,008
Bucyrus International, Inc.	40,560	2,812,836
Crane Co.	23,280	883,243
Donaldson Co., Inc.	38,251	1,802,770
Gardner Denver, Inc. (b)	26,187	1,405,718
Graco, Inc.	30,164	957,104
Harsco Corp.	40,288	990,279
IDEX Corp.	40,786	1,448,311
Joy Global, Inc.	51,707	3,636,036
Kennametal, Inc.	41,026	1,268,934
Lincoln Electric Holdings, Inc.	21,245	1,228,386
Nordson Corp.	17,001	1,252,804
Oshkosh Corp. (b)	45,325	1,246,438
Pentair, Inc.	49,416	1,661,860
SPX Corp.	25,025	1,583,582
Terex Corp. (b)	54,421	1,247,329
Timkin Co.	40,201	1,542,110
Trinity Industries, Inc. (a)	39,926	889,152
Valmont Industries, Inc. (a)	10,681	773,304
Wabtec Corp.	23,994	1,146,673

		29,593,877

Marine—0.3%
Alexander & Baldwin, Inc.	20,614	718,192
Kirby Corp. (b)	27,011	1,082,060

		1,800,252

Media—0.7%
DreamWorks Animation SKG, Inc. (b)	35,853	1,144,069
Harte-Hanks, Inc. (a)	19,430	226,748
John Wiley & Sons, Inc.	23,232	949,260
Lamar Advertising Co. (Class A) (b)	28,644	911,452
Scholastic Corp. (a)	13,935	387,672

		3,619,201

Metals & Mining—0.9%
Carpenter Technology Corp.	22,012	742,024
Commercial Metals Co.	57,228	829,234
Reliance Steel & Aluminum Co.	37,182	1,544,168
Steel Dynamics, Inc.	108,561	1,531,796
Worthington Industries, Inc. (a)	28,694	431,271

		5,078,493

Multi-Utilities—1.8%
Alliant Energy Corp.	55,471	2,016,371
Black Hills Corp. (a)	19,628	612,394
MDU Resources Group, Inc.	94,208	1,879,449
NSTAR (a)	51,862	2,040,770
OGE Energy Corp.	48,751	1,943,702
Vectren Corp.	40,731	1,053,711

		9,546,397

Multiline Retail—0.8%
99 Cents Only Stores (a) (b)	23,393	441,660
Dollar Tree, Inc. (b)	63,563	3,099,332
Saks, Inc. (a) (b)	80,562	692,833

		4,233,825

Security Description	Shares	Value

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a) (b)	28,378	$954,636

Oil, Gas & Consumable Fuels—3.5%
Arch Coal, Inc. (a)	81,347	2,172,778
Bill Barrett Corp. (a) (b)	23,016	828,576
Cimarex Energy Co.	42,103	2,786,377
Comstock Resources, Inc. (b)	23,689	532,766
Forest Oil Corp. (b)	56,740	1,685,178
Frontier Oil Corp. (a) (b)	52,907	708,954
Mariner Energy, Inc. (a) (b)	51,636	1,251,140
Newfield Exploration Co. (b)	66,891	3,842,219
Overseas Shipholding Group, Inc. (a)	13,405	460,060
Patriot Coal Corp. (a) (b)	40,083	457,347
Plains Exploration & Production Co. (b)	70,142	1,870,687
Quicksilver Resources, Inc. (a) (b)	58,850	741,510
Southern Union Co.	62,323	1,499,491

		18,837,083

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. (a) (b)	64,691	489,711

Personal Products—0.6%
Alberto-Culver Co.	42,971	1,617,858
NBTY, Inc. (b)	31,752	1,745,725

		3,363,583

Pharmaceuticals—1.0%
Endo Pharmaceuticals Holdings, Inc. (b)	57,784	1,920,740
Medicis Pharmaceutical Corp. (a)	30,126	893,236
Perrigo Co. (a)	41,316	2,653,314

		5,467,290

Professional Services—1.0%
FTI Consulting, Inc. (b)	23,438	813,064
Korn/Ferry International (b)	23,175	383,315
Manpower, Inc.	41,172	2,149,178
Navigant Consulting, Inc. (b)	25,083	291,715
The Corporate Executive Board Co. (a)	17,159	541,538
Towers Watson & Co.	22,665	1,114,665

		5,293,475

Real Estate Investment Trusts—7.4%
Alexandria Real Estate Equities, Inc.	27,285	1,909,950
AMB Property Corp.	84,251	2,230,124
BRE Properties, Inc. (a)	32,056	1,330,324
Camden Property Trust	33,535	1,608,674
Corporate Office Properties Trust (a)	29,683	1,107,473
Cousins Properties, Inc.	51,389	366,917
Duke Realty Corp.	125,949	1,459,749
Equity One, Inc. (a)	20,838	351,745
Essex Property Trust, Inc. (a)	15,185	1,661,846
Federal Realty Investment Trust (a)	30,750	2,511,045
Highwoods Properties, Inc. (a)	35,855	1,164,212
Hospitality Properties Trust (a)	61,776	1,379,458
Liberty Property Trust	56,950	1,816,705
Mack-Cali Realty Corp.	39,752	1,300,288
Nationwide Health Properties, Inc.	61,961	2,396,032
Omega Healthcare Investors, Inc.	47,449	1,065,230

MSF-118

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Potlatch Corp. (a)	20,020	$680,680
Rayonier, Inc.	40,181	2,013,872
Realty Income Corp. (a)	55,017	1,855,173
Regency Centers Corp. (a)	40,984	1,617,639
Senior Housing Properties Trust	63,790	1,499,065
SL Green Realty Corp. (a)	39,160	2,480,003
The Macerich Co.	65,138	2,797,677
UDR, Inc. (a)	89,811	1,896,808
Weingarten Realty Investors (a)	60,273	1,315,157

		39,815,846

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc. (a)	21,346	1,841,520

Road & Rail—1.1%
Con-Way, Inc.	27,256	844,663
J.B. Hunt Transport Services, Inc.	44,449	1,542,380
Kansas City Southern (b)	51,345	1,920,817
Landstar System, Inc.	24,950	963,569
Werner Enterprises, Inc. (a)	22,179	454,448

		5,725,877

Semiconductors & Semiconductor Equipment—2.6%
Atmel Corp. (b)	231,071	1,839,325
Cree, Inc. (a) (b)	54,102	2,937,198
Fairchild Semiconductor International, Inc. (b)	62,444	586,974
Integrated Device Technology, Inc. (b)	79,390	464,432
International Rectifier Corp. (b)	35,209	742,558
Intersil Corp.	61,993	724,698
Lam Research Corp. (b)	62,168	2,601,731
RF Micro Devices, Inc. (b)	136,659	839,086
Semtech Corp. (a) (b)	31,092	627,747
Silicon Laboratories, Inc. (a) (b)	22,344	818,908
Skyworks Solutions, Inc. (b)	89,436	1,849,536

		14,032,193

Software—3.8%
ACI Worldwide, Inc. (a) (b)	16,700	373,913
Advent Software, Inc. (a) (b)	7,937	414,232
ANSYS, Inc. (b)	45,508	1,922,713
Cadence Design Systems, Inc. (b)	133,297	1,017,056
FactSet Research Systems, Inc.	23,194	1,881,729
Fair Isaac Corp. (a)	20,883	514,975
Informatica Corp. (b)	46,334	1,779,689
Jack Henry & Associates, Inc. (a)	43,010	1,096,755
Mentor Graphics Corp. (b)	54,731	578,507
MICROS Systems, Inc. (b)	40,106	1,697,687
Parametric Technology Corp. (b)	57,753	1,128,494
Quest Software, Inc. (b)	30,741	755,921
Rovi Corp. (b)	51,645	2,603,424
Solera Holdings, Inc.	35,078	1,549,044
Synopsys, Inc. (b)	74,379	1,842,368
TIBCO Software, Inc. (b)	82,074	1,455,993

		20,612,500

Specialty Retail—3.7%
Aaron’s, Inc. (a)	36,499	673,407
Advance Auto Parts, Inc.	42,189	2,475,651

Security Description	Shares	Value

Specialty Retail—(Continued)
Aeropostale, Inc. (a) (b)	46,288	$1,076,196
American Eagle Outfitters, Inc.	97,901	1,464,599
AnnTaylor Stores Corp. (a) (b)	29,558	598,254
Barnes & Noble, Inc. (a)	19,520	316,419
Chico’s FAS, Inc. (a) (b)	89,704	943,686
Coldwater Creek, Inc. (a) (b)	30,050	158,363
Collective Brands, Inc. (b)	32,232	520,224
Dick’s Sporting Goods, Inc. (a) (b)	44,093	1,236,368
Foot Locker, Inc.	77,940	1,132,468
Guess?, Inc.	31,712	1,288,459
J. Crew Group, Inc. (a) (b)	31,913	1,072,915
PetSmart, Inc.	59,356	2,077,460
Rent-A-Center, Inc. (b)	33,036	739,346
The Dress Barn, Inc. (b)	34,604	821,845
Tractor Supply Co.	36,348	1,441,562
Williams-Sonoma, Inc. (a)	54,152	1,716,618

		19,753,840

Textiles, Apparel & Luxury Goods—1.3%
Fossil, Inc. (b)	26,549	1,428,071
Hanesbrands, Inc. (b)	47,895	1,238,565
Phillips-Van Heusen Corp.	33,201	1,997,372
The Timberland Co. (Class A) (b)	20,154	399,251
The Warnaco Group, Inc. (b)	22,303	1,140,352
Under Armour, Inc. (a) (b)	17,585	792,028

		6,995,639

Thrifts & Mortgage Finance—1.3%
Astoria Financial Corp. (a)	41,162	561,038
First Niagara Financial Group, Inc.	104,661	1,219,301
New York Community Bancorp, Inc.	218,060	3,543,475
NewAlliance Bancshares, Inc.	52,607	663,900
Washington Federal, Inc.	56,311	859,306

		6,847,020

Tobacco—0.1%
Universal Corp.	12,093	484,808

Trading Companies & Distributors—0.4%
GATX Corp. (a)	23,180	679,638
MSC Industrial Direct Co.	22,300	1,205,092
United Rentals, Inc. (a) (b)	30,305	449,726

		2,334,456

Water Utilities—0.3%
Aqua America, Inc. (a)	68,719	1,401,868

Wireless Telecommunication Services—0.4%
Syniverse Holdings, Inc. (a) (b)	34,737	787,488
Telephone & Data Systems, Inc.	46,292	1,518,377

		2,305,865

Total Common Stock (Identified Cost $474,697,190)		501,016,460

MSF-119

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—4.7%

Security Description	Shares	Value

Exchange Traded Funds—4.7%
SPDR S&P MidCap 400 ETF Trust	171,400	$24,954,126

Total Mutual Funds (Identified Cost $24,214,704)		24,954,126

Short Term Investments—15.2%
Security Description	Shares/Par Amount	Value

Discount Notes—2.1%
Federal Home Loan Bank 0.035%, 10/13/10	$250,000	249,993
Federal National Mortgage Association 0.154%, 11/10/10	11,100,000	11,097,842

		11,347,835

Mutual Funds—12.8%
State Street Navigator Securities Lending Prime Portfolio (c)	68,827,273	68,827,273

U.S. Treasury—0.3%
U.S. Treasury Bills 0.130%, 11/12/10	1,350,000	1,349,775

Total Short Term—Investments (Identified Cost $81,524,883)		81,524,883

Total Investments—113.2% (Identified Cost $580,436,777) (d)		607,495,469
Liabilities in excess of other assets		(70,727,109)

Net Assets—100.0%		$536,768,360

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $67,258,173 and the collateral received consisted of cash in the amount of $68,827,273 and non-cash collateral with a value of $82,384. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $582,252,405 and the composition of unrealized appreciation and depreciation of investment securities was $84,486,427 and $(59,243,363), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Net Unrealized Appreciation
S&P MidCap 400 Index Futures	12/16/2010	31	$11,745,280	$12,401,550	$656,270

MSF-120

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$501,016,460	$—	$—	$501,016,460

Total Exchange Traded Funds*	24,954,126	—	—	24,954,126

Short Term Investments
Discount Notes	—	11,347,835	—	11,347,835
Mutual Funds	68,827,273	—	—	68,827,273
U.S. Treasury	—	1,349,775	—	1,349,775

Total Short Term Investments	68,827,273	12,697,610	—	81,524,883

Total Investments	$594,797,859	$12,697,610	$—	$607,495,469

Futures Contracts**
Futures Contracts Long (Appreciation)	$656,270	$—	$—	$656,270

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-121

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	12,756,639	$120,677,802
BlackRock Bond Income Portfolio, (Class A) (a)	1,109,019	121,847,891
BlackRock High Yield Portfolio, (Class A) (b)	4,881,169	40,757,761
BlackRock Large Cap Value Portfolio, (Class A) (a)	12,175,613	112,380,904
Clarion Global Real Estate Portfolio, (Class A) (b)	4,276,704	41,355,729
Davis Venture Value Portfolio, (Class A) (a)	6,664,147	188,661,990
Dreman Small Cap Value Portfolio, (Class A) (b)	5,899,716	77,227,276
Harris Oakmark International Portfolio, (Class A) (b)	9,400,483	120,138,174
Invesco Small Cap Growth Portfolio, (Class A) (b)	6,295,640	77,940,026
Jennison Growth Portfolio, (Class A) (a)	17,603,996	191,883,559
Lazard Mid Cap Portfolio, (Class A) (b)	7,660,412	78,519,220
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	6,512,378	81,925,709
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	499,421	77,405,203
Met/Dimensional International Small Company Portfolio, (Class A) (a)	5,400,403	80,195,988
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	7,892,251	79,396,043
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	22,905,762	190,346,885
Met/Templeton International Bond Portfolio, (Class A) (b)	9,971,304	122,846,459
MFS Emerging Markets Equity Portfolio, (Class A) (b)	7,973,720	84,840,376
MFS Research International Portfolio, (Class A) (b)	12,879,293	121,580,524
MFS Value Portfolio, (Class A) (a)	16,845,348	189,847,075
Neuberger Berman Genesis Portfolio, (Class A) (a)	3,836,446	38,326,100
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	3,562,883	41,258,184
PIMCO Total Return Portfolio, (Class A) (b)	64,598,992	814,593,291
Pioneer Fund Portfolio, (Class A) (b)	15,164,731	191,682,201
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	14,504,686	196,103,361
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	9,009,564	78,383,209
Van Eck Global Natural Resources Portfolio, (Class A) (a)	5,435,169	79,299,115
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	6,376,911	81,943,305
Western Asset Management U.S. Government Portfolio, (Class A) (a)	19,590,499	241,746,752

Total Mutual Funds (Identified Cost $3,634,587,436)		3,963,110,112

Total Investments—100.0% (Identified Cost $3,634,587,436) (c)		3,963,110,112
Liabilities in excess of other assets		(768,170)

Net Assets—100.0%		$3,962,341,942

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $3,634,587,436 and the composition of unrealized appreciation and depreciation of investment securities was $344,273,303 and $(15,750,627), respectively.

MSF-122

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,963,110,112	$—	$—	$3,963,110,112

Total Investments	$3,963,110,112	$—	$—	$3,963,110,112

MSF-123

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	11,763,350	$111,281,294
BlackRock High Yield Portfolio, (Class A) (b)	3,359,262	28,049,837
BlackRock Large Cap Value Portfolio, (Class A) (a)	8,287,284	76,491,628
Clarion Global Real Estate Portfolio, (Class A) (b)	5,941,784	57,457,051
Davis Venture Value Portfolio, (Class A) (a)	6,474,345	183,288,720
Dreman Small Cap Value Portfolio, (Class A) (b)	6,037,158	79,026,394
Harris Oakmark International Portfolio, (Class A) (b)	8,707,349	111,279,924
Invesco Small Cap Growth Portfolio, (Class A) (b)	8,727,651	108,048,322
Janus Forty Portfolio, (Class A) (b)	1,233,121	79,018,367
Jennison Growth Portfolio, (Class A) (a)	14,476,398	157,792,737
Lazard Mid Cap Portfolio, (Class A) (b)	7,969,789	81,690,332
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,464,005	56,157,184
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	692,136	107,274,132
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,746,475	55,635,151
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	12,685,087	105,413,070
Met/Templeton International Bond Portfolio, (Class A) (b)	6,935,428	85,444,479
MFS Emerging Markets Equity Portfolio, (Class A) (b)	8,327,515	88,604,764
MFS Research International Portfolio, (Class A) (b)	11,907,873	112,410,316
MFS Value Portfolio, (Class A) (a)	14,021,838	158,026,117
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,657,082	26,544,246
PIMCO Total Return Portfolio, (Class A) (b)	30,788,054	388,237,364
Pioneer Fund Portfolio, (Class A) (b)	12,592,026	159,163,203
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	11,955,861	161,643,238
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	9,357,850	81,413,291
Van Eck Global Natural Resources Portfolio, (Class A) (a)	3,710,026	54,129,276

Total Mutual Funds (Identified Cost $2,543,087,676)		2,713,520,437

Total Investments—100.0% (Identified Cost $2,543,087,676) (c)		2,713,520,437
Liabilities in excess of other assets		(548,644)

Net Assets—100.0%		$2,712,971,793

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,543,087,676 and the composition of unrealized appreciation and depreciation of investment securities was $235,973,433 and $(65,540,672), respectively.

MSF-124

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,713,520,437	$—	$—	$2,713,520,437

Total Investments	$2,713,520,437	$—	$—	$2,713,520,437

MSF-125

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
General Dynamics Corp.	171,172	$10,751,313
Goodrich Corp.	56,378	4,156,750
Honeywell International, Inc.	347,502	15,269,238
ITT Corp.	82,532	3,864,974
L-3 Communications Holdings, Inc.	51,513	3,722,845
Lockheed Martin Corp.	133,765	9,534,769
Northrop Grumman Corp.	132,402	8,027,533
Precision Castparts Corp.	64,012	8,151,928
Raytheon Co.	168,354	7,695,461
Rockwell Collins, Inc.	70,741	4,120,663
The Boeing Co.	329,264	21,909,227
United Technologies Corp.	418,091	29,780,622

		126,985,323

Air Freight & Logistics—1.1%
C. H. Robinson Worldwide, Inc.	74,641	5,218,899
Expeditors International of Washington, Inc.	95,481	4,414,086
FedEx Corp.	141,546	12,102,183
United Parcel Service, Inc. (Class B)	445,823	29,731,936

		51,467,104

Airlines—0.1%
Southwest Airlines Co.	335,683	4,387,377

Auto Components—0.2%
Johnson Controls, Inc.	302,997	9,241,408
The Goodyear Tire & Rubber Co. (a)	109,321	1,175,201

		10,416,609

Automobiles—0.5%
Ford Motor Co. (a)	1,547,728	18,944,191
Harley-Davidson, Inc. (b)	105,977	3,013,986

		21,958,177

Beverages—2.7%
Brown-Forman Corp. (Class B)	46,704	2,878,834
Coca-Cola Enterprises, Inc.	149,274	4,627,494
Constellation Brands, Inc. (a)	79,735	1,410,512
Dr. Pepper Snapple Group, Inc.	107,490	3,818,045
Molson Coors Brewing Co.	71,118	3,358,192
PepsiCo., Inc.	715,936	47,566,788
The Coca-Cola Co.	1,039,281	60,818,724

		124,478,589

Biotechnology—1.4%
Amgen, Inc. (a)	431,323	23,770,210
Biogen Idec, Inc. (a)	108,864	6,109,448
Celgene Corp. (a) (b)	206,759	11,911,386
Cephalon, Inc. (a) (b)	33,840	2,112,969
Genzyme Corp. (a)	114,681	8,118,268
Gilead Sciences, Inc. (a)	377,393	13,438,965

		65,461,246

Building Products—0.0%
Masco Corp.	161,328	1,776,221

Security Description	Shares	Value

Capital Markets—2.4%
Ameriprise Financial, Inc.	112,975	$5,347,107
E*Trade Financial Corp. (a)	89,394	1,299,789
Federated Investors, Inc. (Class B) (b)	41,275	939,419
Franklin Resources, Inc.	65,931	7,048,024
Invesco, Ltd.	210,663	4,472,376
Janus Capital Group, Inc.	82,644	904,952
Legg Mason, Inc. (b)	69,511	2,106,879
Morgan Stanley	628,650	15,515,082
Northern Trust Corp.	108,943	5,255,410
State Street Corp.	225,843	8,505,247
T. Rowe Price Group, Inc. (b)	115,360	5,775,498
The Bank of New York Mellon Corp.	546,331	14,275,629
The Charles Schwab Corp.	445,918	6,198,260
The Goldman Sachs Group, Inc.	232,033	33,547,331

		111,191,003

Chemicals—1.9%
Air Products & Chemicals, Inc.	95,644	7,921,236
Airgas, Inc.	33,510	2,277,005
CF Industries Holdings, Inc.	31,987	3,054,759
E. I. du Pont de Nemours & Co.	407,939	18,202,238
Eastman Chemical Co.	32,510	2,405,740
Ecolab, Inc.	104,989	5,327,142
FMC Corp.	32,618	2,231,397
International Flavors & Fragrances, Inc.	35,937	1,743,663
Monsanto Co.	243,208	11,656,959
PPG Industries, Inc.	74,319	5,410,423
Praxair, Inc.	137,733	12,431,781
Sigma-Aldrich Corp.	54,598	3,296,627
The Dow Chemical Co.	521,946	14,332,637

		90,291,607

Commercial Banks—2.7%
BB&T Corp.	311,836	7,509,011
Comerica, Inc.	79,345	2,947,667
Fifth Third Bancorp	358,352	4,310,974
First Horizon National Corp. (a)	104,682	1,194,423
Huntington Bancshares, Inc. (b)	322,595	1,829,114
KeyCorp.	396,136	3,153,243
M&T Bank Corp. (b)	38,596	3,157,539
Marshall & Ilsley Corp.	237,434	1,671,535
PNC Financial Services Group, Inc.	236,435	12,273,341
Regions Financial Corp. (b)	565,186	4,108,902
SunTrust Banks, Inc.	224,975	5,811,104
U.S. Bancorp	862,741	18,652,460
Wells Fargo & Co.	2,355,093	59,183,487
Zions Bancorporation (b)	78,005	1,666,187

		127,468,987

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	49,461	1,835,992
Cintas Corp.	59,850	1,648,867
Iron Mountain, Inc. (b)	90,681	2,025,814
Pitney Bowes, Inc. (b)	93,013	1,988,618
R.R. Donnelley & Sons Co.	92,837	1,574,515
Republic Services, Inc.	137,883	4,204,053
Stericycle, Inc. (a) (b)	38,386	2,667,059
Waste Management, Inc.	214,851	7,678,775

		23,623,693

MSF-126

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—2.3%
Cisco Systems, Inc. (a)	2,570,075	$56,284,642
Harris Corp.	58,071	2,571,965
JDS Uniphase Corp. (a) (b)	99,717	1,235,494
Juniper Networks, Inc. (a)	233,968	7,100,929
Motorola, Inc. (a)	1,050,273	8,958,829
QUALCOMM, Inc.	722,354	32,592,612
Tellabs, Inc.	171,634	1,278,673

		110,023,144

Computers & Peripherals—4.4%
Apple, Inc. (a)	411,113	116,653,314
Dell, Inc. (a)	761,370	9,867,355
EMC Corp. (a)	924,103	18,768,532
Hewlett-Packard Co.	1,020,507	42,932,730
Lexmark International, Inc. (Class A) (a)	35,337	1,576,737
NetApp, Inc. (a)	160,690	8,000,755
QLogic Corp. (a)	49,165	867,271
SanDisk Corp. (a)	104,885	3,844,035
Teradata Corp. (a)	75,286	2,903,028
Western Digital Corp. (a)	103,196	2,929,734

		208,343,491

Construction & Engineering—0.2%
Fluor Corp.	80,445	3,984,441
Jacobs Engineering Group, Inc. (a) (b)	56,580	2,189,646
Quanta Services, Inc. (a)	94,940	1,811,455

		7,985,542

Construction Materials—0.0%
Vulcan Materials Co.	57,723	2,131,133

Consumer Finance—0.7%
American Express Co.	471,068	19,798,988
Capital One Financial Corp.	205,552	8,129,582
Discover Financial Services	244,822	4,083,631
SLM Corp. (a)	218,573	2,524,518

		34,536,719

Containers & Packaging—0.2%
Ball Corp.	41,209	2,425,150
Bemis Co., Inc.	49,111	1,559,274
Owens-Illinois, Inc. (a)	73,599	2,065,188
Pactiv Corp. (a)	61,290	2,021,344
Sealed Air Corp.	71,823	1,614,581

		9,685,537

Distributors—0.1%
Genuine Parts Co.	70,927	3,162,635

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	57,095	2,931,828
DeVry, Inc.	28,331	1,394,169
H&R Block, Inc.	138,834	1,797,900

		6,123,897

Diversified Financial Services—4.0%
Bank of America Corp.	4,515,331	59,195,989

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Citigroup, Inc. (a)	10,691,471	$41,696,737
CME Group, Inc.	30,249	7,878,352
IntercontinentalExchange, Inc. (a)	33,321	3,489,375
JPMorgan Chase & Co.	1,784,365	67,930,776
Leucadia National Corp.	88,691	2,094,882
Moody’s Corp. (b)	91,730	2,291,415
NYSE Euronext	117,261	3,350,147
The NASDAQ OMX Group, Inc. (a)	64,766	1,258,403

		189,186,076

Diversified Telecommunication Services—2.9%
AT&T, Inc.	2,659,109	76,050,517
CenturyTel, Inc. (b)	135,654	5,352,907
Frontier Communications Corp. (b)	446,418	3,647,235
Qwest Communications International, Inc. (b)	782,686	4,907,441
Verizon Communications, Inc.	1,272,062	41,456,501
Windstream Corp. (b)	217,430	2,672,215

		134,086,816

Electric Utilities—2.0%
Allegheny Energy, Inc.	76,328	1,871,562
American Electric Power Co., Inc.	215,751	7,816,659
Duke Energy Corp.	593,428	10,509,610
Edison International	146,618	5,042,193
Entergy Corp.	84,069	6,433,801
Exelon Corp.	297,454	12,665,591
FirstEnergy Corp.	137,179	5,286,879
NextEra Energy, Inc.	187,133	10,178,164
Northeast Utilities	79,269	2,343,984
Pepco Holdings, Inc.	100,752	1,873,987
Pinnacle West Capital Corp.	48,890	2,017,690
PPL Corp.	217,230	5,915,173
Progress Energy, Inc.	131,664	5,848,515
Southern Co.	373,826	13,921,280

		91,725,088

Electrical Equipment—0.6%
Emerson Electric Co.	338,592	17,830,255
First Solar, Inc. (a) (b)	24,256	3,574,121
Rockwell Automation, Inc. (b)	63,837	3,940,658
Roper Industries, Inc. (b)	42,382	2,762,459

		28,107,493

Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc. (a)	155,870	5,201,382
Amphenol Corp. (Class A)	78,177	3,829,110
Corning, Inc.	702,748	12,846,233
FLIR Systems, Inc. (a)	71,152	1,828,606
Jabil Circuit, Inc.	88,074	1,269,146
Molex, Inc. (b)	61,948	1,296,572

		26,271,049

Energy Equipment & Services—1.8%
Baker Hughes, Inc. (b)	193,994	8,264,144
Cameron International Corp. (a)	108,995	4,682,425
Diamond Offshore Drilling, Inc. (b)	31,282	2,119,981
FMC Technologies, Inc. (a)	54,004	3,687,933

MSF-127

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Halliburton Co.	409,894	$13,555,195
Helmerich & Payne, Inc.	47,617	1,926,584
Nabors Industries, Ltd. (a)	128,374	2,318,435
National Oilwell Varco, Inc.	188,591	8,386,642
Rowan Cos., Inc. (a) (b)	51,586	1,566,151
Schlumberger, Ltd.	614,874	37,882,387

		84,389,877

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	197,614	12,744,127
CVS Caremark Corp.	611,211	19,234,810
Safeway, Inc.	171,723	3,633,659
SUPERVALU, Inc. (b)	95,469	1,100,758
Sysco Corp.	264,777	7,551,440
The Kroger Co.	288,938	6,258,397
Wal-Mart Stores, Inc.	900,066	48,171,532
Walgreen Co.	437,940	14,670,990
Whole Foods Market, Inc. (a)	65,753	2,440,094

		115,805,807

Food Products—1.9%
Archer-Daniels-Midland Co.	287,702	9,183,448
Campbell Soup Co.	87,092	3,113,539
ConAgra Foods, Inc.	197,854	4,340,917
Dean Foods Co. (a)	81,949	836,699
General Mills, Inc.	289,004	10,560,206
H.J. Heinz Co.	143,254	6,785,942
Hormel Foods Corp.	31,166	1,390,004
Kellogg Co.	117,297	5,924,671
Kraft Foods, Inc. (Class A)	784,843	24,220,255
McCormick & Co., Inc. (b)	59,960	2,520,718
Mead Johnson Nutrition Co.	92,049	5,238,509
Sara Lee Corp. (b)	298,007	4,002,234
The Hershey Co. (b)	69,500	3,307,505
The J. M. Smucker Co.	53,779	3,255,243
Tyson Foods, Inc.	134,187	2,149,676

		86,829,566

Gas Utilities—0.1%
EQT Corp.	67,109	2,419,950
Nicor, Inc. (b)	20,478	938,302
Oneok, Inc.	47,890	2,156,966

		5,515,218

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.	262,972	12,546,394
Becton, Dickinson & Co.	104,468	7,741,079
Boston Scientific Corp. (a) (b)	682,621	4,184,467
C.R. Bard, Inc.	42,143	3,431,704
CareFusion Corp. (a)	100,062	2,485,540
DENTSPLY International, Inc.	64,271	2,054,744
Hospira, Inc. (a)	75,291	4,292,340
Intuitive Surgical, Inc. (a)	17,709	5,024,752
Medtronic, Inc.	485,959	16,318,503
St. Jude Medical, Inc. (a)	147,335	5,796,159
Stryker Corp.	153,619	7,688,631
Varian Medical Systems, Inc. (a)	54,734	3,311,407
Zimmer Holdings, Inc. (a)	90,435	4,732,463

		79,608,183

Security Description	Shares	Value

Health Care Providers & Services—2.0%
Aetna, Inc.	187,834	$5,937,433
AmerisourceBergen Corp.	125,479	3,847,186
Cardinal Health, Inc.	158,027	5,221,212
CIGNA Corp.	122,487	4,382,585
Coventry Health Care, Inc. (a)	66,776	1,437,687
DaVita, Inc. (a)	46,171	3,187,184
Express Scripts, Inc. (a)	244,091	11,887,232
Humana, Inc. (a)	76,156	3,826,077
Laboratory Corp. of America Holdings (a)	46,261	3,628,250
McKesson Corp.	117,656	7,268,788
Medco Health Solutions, Inc. (a)	195,148	10,159,405
Patterson Cos., Inc. (b)	43,520	1,246,848
Quest Diagnostics, Inc.	66,191	3,340,660
Tenet Healthcare Corp. (a)	218,356	1,030,640
UnitedHealth Group, Inc.	505,932	17,763,272
WellPoint, Inc. (a)	179,887	10,188,800

		94,353,259

Health Care Technology—0.1%
Cerner Corp. (a)	31,921	2,681,045

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	195,608	7,474,182
Darden Restaurants, Inc.	62,308	2,665,536
International Game Technology	134,148	1,938,439
Marriott International, Inc. (b)	128,982	4,621,425
McDonald’s Corp.	478,963	35,687,533
Starbucks Corp.	333,052	8,519,470
Starwood Hotels & Resorts Worldwide, Inc. (b)	85,558	4,496,073
Wyndham Worldwide Corp.	80,386	2,208,204
Wynn Resorts, Ltd.	33,904	2,941,850
Yum! Brands, Inc.	210,155	9,679,739

		80,232,451

Household Durables—0.4%
D.R. Horton, Inc. (b)	126,055	1,401,732
Fortune Brands, Inc.	68,563	3,375,356
Harman International Industries, Inc. (a)	31,296	1,045,599
Leggett & Platt, Inc.	65,899	1,499,861
Lennar Corp. (Class A)	71,574	1,100,808
Newell Rubbermaid, Inc.	125,237	2,230,471
Pulte Group, Inc. (a) (b)	151,556	1,327,631
Stanley Black & Decker, Inc.	74,552	4,568,547
Whirlpool Corp. (b)	34,201	2,768,913

		19,318,918

Household Products—2.3%
Clorox Co.	62,521	4,173,902
Colgate-Palmolive Co.	218,705	16,809,666
Kimberly-Clark Corp.	184,195	11,981,885
The Procter & Gamble Co.	1,277,342	76,602,200

		109,567,653

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.	90,884	2,930,100
NRG Energy, Inc. (a)	113,935	2,372,127
The AES Corp. (a)	300,144	3,406,634

		8,708,861

MSF-128

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.5%
3M Co.	320,918	$27,826,800
General Electric Co.	4,811,156	78,181,285
Textron, Inc. (b)	123,398	2,537,063
Tyco International, Ltd.	223,966	8,226,271

		116,771,419

Insurance—4.0%
ACE, Ltd.	152,498	8,883,008
Aflac, Inc.	211,873	10,955,953
American International Group, Inc. (a) (b)	60,808	2,377,593
AON Corp.	121,370	4,746,781
Assurant, Inc.	47,945	1,951,362
Berkshire Hathaway, Inc. (Class B) (a)	778,463	64,363,321
Chubb Corp.	141,550	8,066,934
Cincinnati Financial Corp. (b)	73,205	2,111,964
Genworth Financial, Inc. (Class A) (a)	220,205	2,690,905
Hartford Financial Services Group, Inc.	199,950	4,588,853
Lincoln National Corp.	142,534	3,409,413
Loews Corp.	143,045	5,421,405
Marsh & McLennan Cos., Inc.	244,118	5,888,126
MetLife, Inc. (c)	408,019	15,688,331
Principal Financial Group, Inc.	144,142	3,736,161
Prudential Financial, Inc.	210,155	11,386,198
The Allstate Corp.	242,136	7,639,391
The Progressive Corp.	300,440	6,270,183
The Travelers Cos., Inc.	211,500	11,019,150
Torchmark Corp.	36,372	1,932,808
Unum Group	147,054	3,257,246
XL Group plc	153,908	3,333,647

		189,718,733

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (a) (b)	159,206	25,004,894
Expedia, Inc.	93,458	2,636,450
priceline.com, Inc. (a)	21,775	7,585,104

		35,226,448

Internet Software & Services—1.9%
Akamai Technologies, Inc. (a) (b)	81,724	4,100,910
eBay, Inc. (a)	519,625	12,678,850
Google, Inc. (Class A) (a)	111,869	58,819,602
Monster Worldwide, Inc. (a) (b)	58,418	757,097
VeriSign, Inc. (a)	78,361	2,487,178
Yahoo!, Inc. (a)	606,738	8,597,478

		87,441,115

IT Services—3.0%
Automatic Data Processing, Inc.	221,415	9,306,073
Cognizant Technology Solutions Corp. (Class A) (a)	135,404	8,729,496
Computer Sciences Corp.	69,475	3,195,850
Fidelity National Information Services, Inc.	118,651	3,219,002
Fiserv, Inc. (a)	67,548	3,635,433
International Business Machines Corp.	567,588	76,136,254
MasterCard, Inc.	43,577	9,761,248
Paychex, Inc. (b)	144,769	3,979,700
SAIC, Inc. (a)	132,137	2,111,549
The Western Union Co.	297,060	5,249,050

Security Description	Shares	Value

IT Services—(Continued)
Total System Services, Inc. (b)	74,623	$1,137,255
Visa, Inc.	223,639	16,607,432

		143,068,342

Leisure Equipment & Products—0.2%
Eastman Kodak Co. (a) (b)	120,896	507,763
Hasbro, Inc. (b)	62,923	2,800,703
Mattel, Inc.	161,879	3,797,681

		7,106,147

Life Sciences Tools & Services—0.4%
Life Technologies Corp. (a)	82,497	3,851,785
PerkinElmer, Inc.	53,061	1,227,832
Thermo Fisher Scientific, Inc. (a)	183,348	8,778,702
Waters Corp. (a)	41,418	2,931,566

		16,789,885

Machinery—2.0%
Caterpillar, Inc.	283,719	22,323,011
Cummins, Inc.	89,456	8,102,924
Danaher Corp.	240,823	9,779,822
Deere & Co.	190,743	13,310,046
Dover Corp.	83,999	4,385,588
Eaton Corp.	75,512	6,228,985
Flowserve Corp.	25,173	2,754,430
Illinois Tool Works, Inc.	226,585	10,654,027
PACCAR, Inc. (b)	164,043	7,898,670
Pall Corp.	52,500	2,186,100
Parker Hannifin Corp.	72,531	5,081,522
Snap-On, Inc.	26,143	1,215,911

		93,921,036

Media—3.0%
CBS Corp. (Class B)	306,339	4,858,537
Comcast Corp. (Class A)	1,262,985	22,834,769
DIRECTV (a)	390,063	16,238,323
Discovery Communications, Inc. (a) (b)	128,085	5,578,102
Gannett Co., Inc.	107,358	1,312,988
Meredith Corp.	16,353	544,718
News Corp. (Class A)	1,026,218	13,402,407
Omnicom Group, Inc.	135,614	5,354,041
Scripps Networks Interactive, Inc.	40,410	1,922,708
The Interpublic Group of Cos., Inc. (a)	219,974	2,206,339
The McGraw-Hill Cos., Inc.	139,098	4,598,580
The New York Times Co. (Class A) (a) (b)	53,176	411,582
The Walt Disney Co.	860,692	28,497,512
The Washington Post Co. (Class B)	2,682	1,071,218
Time Warner Cable, Inc.	159,889	8,632,407
Time Warner, Inc.	506,043	15,510,218
Viacom, Inc. (Class B) (a)	273,675	9,904,298

		142,878,747

Metals & Mining—1.1%
AK Steel Holding Corp.	49,494	683,512
Alcoa, Inc. (b)	459,556	5,565,223
Allegheny Technologies, Inc. (b)	44,359	2,060,476
Cliffs Natural Resources, Inc.	60,950	3,895,924

MSF-129

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Freeport-McMoRan Copper & Gold, Inc.	211,702	$18,077,234
Newmont Mining Corp.	221,576	13,917,189
Nucor Corp.	142,006	5,424,629
Titanium Metals Corp. (a)	40,540	809,178
United States Steel Corp. (b)	64,605	2,832,283

		53,265,648

Multi-Utilities—1.4%
Ameren Corp.	107,651	3,057,288
CenterPoint Energy, Inc.	189,776	2,983,279
CMS Energy Corp. (b)	103,582	1,866,548
Consolidated Edison, Inc. (b)	127,187	6,132,957
Dominion Resources, Inc.	265,115	11,574,921
DTE Energy Co.	75,958	3,488,751
Integrys Energy Group, Inc. (b)	34,756	1,809,397
NiSource, Inc.	125,091	2,176,583
PG&E Corp.	175,842	7,986,744
Public Service Enterprise Group, Inc.	227,688	7,531,919
SCANA Corp.	50,713	2,044,748
Sempra Energy	111,537	6,000,691
TECO Energy, Inc.	96,567	1,672,540
Wisconsin Energy Corp.	52,605	3,040,569
Xcel Energy, Inc.	206,843	4,751,184

		66,118,119

Multiline Retail—0.9%
Big Lots, Inc. (a)	33,999	1,130,467
Family Dollar Stores, Inc.	59,689	2,635,866
J.C. Penney Co., Inc.	106,402	2,892,006
Kohl’s Corp. (a)	138,599	7,301,395
Macy’s, Inc.	190,208	4,391,903
Nordstrom, Inc.	75,947	2,825,229
Sears Holdings Corp. (a) (b)	19,927	1,437,534
Target Corp.	324,659	17,349,777

		39,964,177

Office Electronics—0.1%
Xerox Corp.	622,385	6,441,685

Oil, Gas & Consumable Fuels—9.0%
Anadarko Petroleum Corp.	222,723	12,706,347
Apache Corp.	163,929	16,025,699
Cabot Oil & Gas Corp.	46,861	1,410,985
Chesapeake Energy Corp.	294,455	6,669,406
Chevron Corp.	904,788	73,333,067
ConocoPhillips	667,528	38,336,133
Consol Energy, Inc.	101,609	3,755,469
Denbury Resources, Inc. (a)	179,677	2,855,068
Devon Energy Corp.	195,754	12,673,114
El Paso Corp.	316,810	3,922,108
EOG Resources, Inc.	114,063	10,604,437
Exxon Mobil Corp. (b)	2,291,363	141,583,320
Hess Corp.	131,535	7,776,349
Marathon Oil Corp.	319,358	10,570,750
Massey Energy Co. (b)	45,947	1,425,276
Murphy Oil Corp.	86,309	5,344,253
Noble Energy, Inc.	78,662	5,906,730
Occidental Petroleum Corp.	365,518	28,620,059

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Peabody Energy Corp.	121,130	$5,936,581
Pioneer Natural Resources Co.	52,199	3,394,501
QEP Resources, Inc. (a)	78,815	2,375,484
Range Resources Corp. (b)	72,015	2,745,932
Southwestern Energy Co. (a)	155,742	5,208,012
Spectra Energy Corp.	291,615	6,575,918
Sunoco, Inc. (b)	54,258	1,980,417
Tesoro Corp. (a) (b)	64,220	857,979
The Williams Cos., Inc.	263,107	5,027,975
Valero Energy Corp.	254,822	4,461,933

		422,083,302

Paper & Forest Products—0.2%
International Paper Co.	196,665	4,277,464
MeadWestvaco Corp.	76,862	1,873,896
Weyerhaeuser Co.	241,031	3,798,648

		9,950,008

Personal Products—0.2%
Avon Products, Inc.	193,032	6,198,258
The Estee Lauder Cos., Inc.	51,375	3,248,441

		9,446,699

Pharmaceuticals—6.0%
Abbott Laboratories	694,829	36,297,867
Allergan, Inc.	138,384	9,206,687
Bristol-Myers Squibb Co.	771,696	20,920,679
Eli Lilly & Co.	456,653	16,681,534
Forest Laboratories, Inc. (a)	128,497	3,974,412
Johnson & Johnson	1,239,528	76,801,155
King Pharmaceuticals, Inc. (a)	112,350	1,119,006
Merck & Co., Inc.	1,384,941	50,979,678
Mylan, Inc. (a) (b)	139,215	2,618,634
Pfizer, Inc.	3,617,306	62,109,144
Watson Pharmaceuticals, Inc. (a)	48,328	2,044,758

		282,753,554

Professional Services—0.1%
Dun & Bradstreet Corp.	22,525	1,670,003
Equifax, Inc.	56,259	1,755,281
Robert Half International, Inc. (b)	66,416	1,726,816

		5,152,100

Real Estate Investment Trusts—1.4%
Apartment Investment & Management Co.	52,668	1,126,042
AvalonBay Communities, Inc. (b)	38,324	3,983,013
Boston Properties, Inc.	62,709	5,212,372
Equity Residential	127,558	6,067,934
HCP, Inc.	139,533	5,020,397
Health Care REIT, Inc.	59,683	2,825,393
Host Hotels & Resorts, Inc. (b)	296,267	4,289,946
Kimco Realty Corp.	182,628	2,876,391
Plum Creek Timber Co., Inc. (b)	72,722	2,567,087
ProLogis (b)	214,562	2,527,541
Public Storage	62,772	6,091,395
Simon Property Group, Inc.	131,772	12,220,535
Ventas, Inc.	70,688	3,645,380

MSF-130

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Vornado Realty Trust	73,009	$6,244,460

		64,697,886

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. (a)	130,322	2,382,286

Road & Rail—0.8%
CSX Corp.	170,845	9,451,146
Norfolk Southern Corp.	165,881	9,871,578
Ryder System, Inc.	23,588	1,008,859
Union Pacific Corp.	223,909	18,315,756

		38,647,339

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a)	254,993	1,813,000
Altera Corp.	138,254	4,169,741
Analog Devices, Inc.	134,143	4,209,407
Applied Materials, Inc.	601,244	7,022,530
Broadcom Corp.	201,656	7,136,606
Intel Corp.	2,505,656	48,183,765
KLA-Tencor Corp.	75,525	2,660,746
Linear Technology Corp. (b)	101,004	3,103,853
LSI Corp. (a)	288,835	1,317,087
MEMC Electronic Materials, Inc. (a)	102,339	1,219,881
Microchip Technology, Inc. (b)	83,671	2,631,453
Micron Technology, Inc. (a)	384,752	2,774,062
National Semiconductor Corp.	107,800	1,376,606
Novellus Systems, Inc. (a)	41,362	1,099,402
NVIDIA Corp. (a)	258,305	3,017,002
Teradyne, Inc. (a) (b)	81,607	909,102
Texas Instruments, Inc.	537,849	14,597,222
Xilinx, Inc.	116,476	3,099,426

		110,340,891

Software—3.8%
Adobe Systems, Inc. (a)	236,356	6,180,709
Autodesk, Inc. (a)	102,279	3,269,860
BMC Software, Inc. (a)	80,383	3,253,904
CA Technologies	174,149	3,678,027
Citrix Systems, Inc. (a)	84,125	5,740,690
Compuware Corp. (a)	100,465	856,966
Electronic Arts, Inc. (a)	148,636	2,442,090
Intuit, Inc. (a)	127,220	5,573,508
McAfee, Inc. (a)	68,436	3,234,285
Microsoft Corp.	3,426,889	83,924,512
Novell, Inc. (a)	158,089	943,791
Oracle Corp.	1,741,633	46,762,846
Red Hat, Inc. (a)	85,023	3,485,943
Salesforce.com, Inc. (a) (b)	52,611	5,881,910
Symantec Corp. (a)	355,211	5,388,551

		180,617,592

Specialty Retail—2.0%
Abercrombie & Fitch Co. (Class A) (b)	39,725	1,561,987
AutoNation, Inc. (a) (b)	28,327	658,603
AutoZone, Inc. (a)	12,905	2,954,084
Bed Bath & Beyond, Inc. (a)	118,751	5,154,981
Best Buy Co., Inc.	155,727	6,358,333

Security Description	Shares	Value

Specialty Retail—(Continued)
CarMax, Inc. (a)	100,678	$2,804,889
GameStop Corp. (Class A) (a) (b)	67,659	1,333,559
Home Depot, Inc.	749,402	23,741,055
Limited Brands, Inc. (b)	119,108	3,189,712
Lowe’s Cos., Inc.	631,488	14,075,868
O’Reilly Automotive, Inc. (a) (b)	62,444	3,322,021
Office Depot, Inc. (a)	124,184	571,246
RadioShack Corp.	56,425	1,203,545
Ross Stores, Inc. (b)	54,207	2,960,786
Staples, Inc.	328,557	6,873,412
The Gap, Inc.	197,737	3,685,818
The Sherwin-Williams Co. (b)	40,634	3,053,239
Tiffany & Co.	56,821	2,670,019
TJX Cos., Inc.	180,301	8,046,834
Urban Outfitters, Inc. (a)	57,945	1,821,791

		96,041,782

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	133,836	5,749,594
Nike, Inc. (b)	173,891	13,935,625
Polo Ralph Lauren Corp. (b)	29,335	2,636,043
VF Corp.	38,886	3,150,544

		25,471,806

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	236,980	2,905,375
People’s United Financial, Inc.	166,902	2,184,747

		5,090,122

Tobacco—1.7%
Altria Group, Inc.	937,805	22,526,076
Lorillard, Inc.	68,276	5,483,246
Philip Morris International, Inc.	824,810	46,205,856
Reynolds American, Inc.	76,090	4,518,985

		78,734,163

Trading Companies & Distributors—0.1%
Fastenal Co. (b)	66,345	3,528,890
W.W. Grainger, Inc. (b)	26,824	3,195,007

		6,723,897

Wireless Telecommunication Services—0.4%
American Tower Corp. (Class A) (a)	180,518	9,253,353
MetroPCS Communications, Inc. (a) (b)	117,848	1,232,690
Sprint Nextel Corp. (a) (b)	1,343,066	6,218,395

		16,704,438

Total Common Stock (Identified Cost $4,593,072,161)		4,651,434,760

Mutual Funds—0.6%

Exchange Traded Funds—0.6%
SPDR S&P 500 ETF Trust (b)	235,000	26,818,200

Total Mutual Funds (Identified Cost $25,121,547)		26,818,200

MSF-131

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short Term Investments—3.2%

Security Description	Shares/Par Amount	Value

Discount Notes—0.2%
Federal Home Loan Bank 0.035%, 10/13/10	$2,425,000	$2,424,935
Federal National Mortgage Association 0.154%, 11/10/10	6,025,000	6,023,829

		8,448,764

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (d)	139,089,294	139,089,294

U.S. Treasury—0.1%
U.S. Treasury Bills 0.130%, 11/12/10	3,475,000	3,474,422

Total Short Term Investments (Identified Cost $151,012,480)		151,012,480

Total Investments—102.9% (Identified Cost $4,769,206,188) (e)		4,829,265,440
Liabilities in excess of other assets		(135,308,741)

Net Assets—100.0%		$4,693,956,699

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $136,725,524 and the collateral received consisted of cash in the amount of $139,089,294 and non-cash collateral with a value of $1,110,472. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Affiliated Issuer. See below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $4,770,899,447 and the composition of unrealized appreciation and depreciation of investment securities was $802,390,613 and $(744,024,620), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Net Unrealized Appreciation
S&P 500 Index Futures	12/16/2010	55	$15,092,275	$15,629,625	$537,350

Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2009	Shares Purchased Since December 31, 2009	Shares Sold Since December 31, 2009	Number of Shares Held at September 30, 2010	Realized Gain/Loss on Shares Sold	Income For Period Ended September 30, 2010
MetLife, Inc.	386,695	42,547	21,223	408,019	$123,146	$0

MSF-132

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$4,651,434,760	$—	$—	$4,651,434,760

Total Exchange Traded Funds*	26,818,200	—	—	26,818,200

Short Term Investments
Discount Notes	—	8,448,764	—	8,448,764
Mutual Funds	139,089,294	—	—	139,089,294
U.S. Treasury	—	3,474,422	—	3,474,422

Total Short Term Investments	139,089,294	11,923,186	—	151,012,480

Total Investments	$4,817,342,254	$11,923,186	$—	$4,829,265,440

Futures Contracts**
Futures Contracts Long (Appreciation)	$537,350	$—	$—	$537,350

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-133

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—59.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Goodrich Corp.	20,080	$1,480,498
Honeywell International, Inc.	108,710	4,776,717
Lockheed Martin Corp.	276,359	19,698,870
Northrop Grumman Corp.	121,576	7,371,153
Precision Castparts Corp.	15,030	1,914,071
United Technologies Corp.	219,400	15,627,862

		50,869,171

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B)	38,800	2,587,572

Auto Components—0.2%
Johnson Controls, Inc.	88,360	2,694,980

Beverages—1.8%
Diageo plc(GBP)	473,466	8,169,137
Heineken NV(EUR)	37,300	1,934,267
PepsiCo., Inc.	157,625	10,472,605

		20,576,009

Capital Markets—3.9%
Franklin Resources, Inc. (a)	25,930	2,771,917
State Street Corp.	204,550	7,703,353
The Bank of New York Mellon Corp.	664,350	17,359,465
The Charles Schwab Corp. (a)	158,790	2,207,181
The Goldman Sachs Group, Inc.	112,020	16,195,852

		46,237,768

Chemicals—1.8%
Air Products & Chemicals, Inc.	105,944	8,774,282
E. I. du Pont de Nemours & Co.	49,380	2,203,336
Monsanto Co.	22,600	1,083,218
PPG Industries, Inc.	117,710	8,569,288

		20,630,124

Commercial Banks—1.6%
Marshall & Ilsley Corp.	206,480	1,453,619
PNC Financial Services Group, Inc.	86,360	4,482,948
Regions Financial Corp. (a)	70,510	512,608
Wells Fargo & Co.	444,050	11,158,976
Zions Bancorporation	78,590	1,678,682

		19,286,833

Communications Equipment—0.6%
Cisco Systems, Inc. (b)	298,170	6,529,923

Computers & Peripherals—0.6%
Hewlett-Packard Co.	165,690	6,970,578

Construction & Engineering—0.2%
Fluor Corp.	44,460	2,202,104

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	33,180	1,703,793

Diversified Financial Services—3.1%
Bank of America Corp.	897,840	11,770,682

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Deutsche Boerse AG(EUR)	21,230	$1,414,408
JPMorgan Chase & Co.	607,890	23,142,372

		36,327,462

Diversified Telecommunication Services—1.9%
AT&T, Inc.	670,694	19,181,848
CenturyTel, Inc. (a)	66,814	2,636,481

		21,818,329

Electric Utilities—1.2%
American Electric Power Co., Inc.	92,360	3,346,203
Entergy Corp.	60,078	4,597,769
NextEra Energy, Inc.	40,980	2,228,902
PPL Corp.	162,386	4,421,771

		14,594,645

Energy Equipment & Services—0.7%
Halliburton Co.	45,930	1,518,905
National Oilwell Varco, Inc.	69,740	3,101,338
Schlumberger, Ltd. (a)	22,810	1,405,324
Transocean, Ltd. (b)	38,210	2,456,521

		8,482,088

Food & Staples Retailing—1.0%
CVS Caremark Corp.	146,673	4,615,799
The Kroger Co.	82,310	1,782,835
Wal-Mart Stores, Inc.	20,010	1,070,935
Walgreen Co.	143,880	4,819,980

		12,289,549

Food Products—2.2%
General Mills, Inc.	195,720	7,151,609
Groupe Danone(EUR)	32,158	1,921,228
Kellogg Co. (a)	68,710	3,470,542
Nestle S.A.(CHF)	221,016	11,800,931
The J. M. Smucker Co. (a)	27,248	1,649,321

		25,993,631

Health Care Equipment & Supplies—1.6%
Becton, Dickinson & Co.	78,370	5,807,217
Medtronic, Inc.	207,820	6,978,596
St. Jude Medical, Inc. (b)	149,510	5,881,723

		18,667,536

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	48,310	3,599,578
Starwood Hotels & Resorts Worldwide, Inc. (a)	14,130	742,532

		4,342,110

Household Durables—0.3%
Pulte Group, Inc. (a) (b)	126,670	1,109,629
Stanley Black & Decker, Inc.	39,345	2,411,062

		3,520,691

MSF-134

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.9%
Clorox Co.	31,950	$2,132,982
The Procter & Gamble Co.	143,362	8,597,419

		10,730,401

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	89,070	1,854,437

Industrial Conglomerates—1.0%
3M Co.	109,270	9,474,802
General Electric Co.	111,490	1,811,712

		11,286,514

Insurance—3.6%
ACE, Ltd.	106,720	6,216,440
Aflac, Inc.	42,860	2,216,291
AON Corp.	143,600	5,616,196
Chubb Corp.	50,480	2,876,855
Prudential Financial, Inc.	183,120	9,921,441
The Allstate Corp.	77,436	2,443,106
The Travelers Cos., Inc.	248,430	12,943,203

		42,233,532

Internet Software & Services—0.3%
eBay, Inc. (b)	37,130	905,972
Google, Inc. (Class A) (b)	4,910	2,581,629

		3,487,601

IT Services—2.2%
Accenture plc	180,209	7,657,080
International Business Machines Corp.	75,790	10,166,471
MasterCard, Inc.	20,350	4,558,400
The Western Union Co. (a)	125,320	2,214,404
Visa, Inc. (a)	21,100	1,566,886

		26,163,241

Leisure Equipment & Products—0.3%
Hasbro, Inc. (a)	81,820	3,641,808

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc. (b)	91,300	4,371,444
Waters Corp. (a) (b)	54,410	3,851,140

		8,222,584

Machinery—1.2%
Danaher Corp. (a)	228,060	9,261,516
Eaton Corp.	59,610	4,917,229

		14,178,745

Media—1.7%
Comcast Corp. (Class A)	181,460	3,086,634
Omnicom Group, Inc. (a)	160,210	6,325,091
The Walt Disney Co.	254,600	8,429,806
Time Warner, Inc.	59,880	1,835,322

		19,676,853

Security Description	Shares	Value

Metals & Mining—0.1%
United States Steel Corp. (a)	29,790	$1,305,994

Multi-Utilities—1.3%
CenterPoint Energy, Inc.	33,910	533,065
CMS Energy Corp. (a)	41,170	741,884
Dominion Resources, Inc. (a)	31,702	1,384,109
PG&E Corp.	116,880	5,308,690
Public Service Enterprise Group, Inc.	172,400	5,702,992
Sempra Energy	28,460	1,531,148

		15,201,888

Multiline Retail—0.8%
Kohl’s Corp. (b)	99,450	5,239,026
Target Corp.	84,840	4,533,850

		9,772,876

Oil, Gas & Consumable Fuels—6.9%
Anadarko Petroleum Corp.	36,210	2,065,781
Apache Corp.	139,790	13,665,870
Chevron Corp.	160,516	13,009,822
Devon Energy Corp.	35,514	2,299,176
EOG Resources, Inc.	51,360	4,774,939
Exxon Mobil Corp. (a)	288,904	17,851,378
Hess Corp.	131,190	7,755,953
Noble Corp.	41,860	1,414,449
Noble Energy, Inc. (a)	51,970	3,902,427
Occidental Petroleum Corp.	72,440	5,672,052
Southwestern Energy Co. (b)	56,000	1,872,640
The Williams Cos., Inc.	137,260	2,623,039
Total S.A. (ADR)	80,218	4,139,249

		81,046,775

Pharmaceuticals—4.3%
Abbott Laboratories	228,938	11,959,721
Bayer AG(EUR)	45,128	3,143,771
GlaxoSmithKline plc(GBP)	90,720	1,792,054
Johnson & Johnson	288,758	17,891,446
Merck & Co., Inc.	48,623	1,789,813
Pfizer, Inc.	702,263	12,057,856
Roche Holding AG(CHF)	12,470	1,705,781

		50,340,442

Professional Services—0.2%
Dun & Bradstreet Corp.	29,080	2,155,991

Road & Rail—0.3%
Canadian National Railway Co.	29,410	1,882,828
Union Pacific Corp.	14,980	1,225,364

		3,108,192

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	339,890	6,536,085

Software—0.9%
Oracle Corp.	402,530	10,807,931

MSF-135

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—0.9%
Advance Auto Parts, Inc. (a)	19,830	$1,163,624
Home Depot, Inc.	65,510	2,075,357
Staples, Inc. (a)	169,490	3,545,731
The Sherwin-Williams Co. (a)	42,650	3,204,721

		9,989,433

Textiles, Apparel & Luxury Goods—0.3%
Nike, Inc. (a)	50,150	4,019,021

Tobacco—1.9%
Altria Group, Inc.	90,086	2,163,866
Philip Morris International, Inc.	365,170	20,456,823

		22,620,689

Wireless Telecommunication Services—0.9%
Vodafone Group plc(GBP)	4,276,350	10,599,445

Total Common Stock (Identified Cost $626,165,392)		695,305,374

U.S. Government & Treasury Obligations—25.6%
Security Description	Par Amount	Value

Federal Agencies—13.7%
Federal Home Loan Mortgage Corp. 4.000%, TBA	$3,318,000	3,392,655
4.500%, 05/01/18	220,159	233,845
4.500%, 08/01/18	367,026	389,842
4.500%, 11/01/18	367,051	389,869
4.500%, 01/01/19	692,324	735,362
4.500%, 08/01/19	36,707	39,000
4.500%, 02/01/20	271,385	288,340
4.500%, 08/01/24	2,856,281	3,005,279
4.500%, 04/01/35	880,492	923,040
4.500%, 06/01/39	4,088,470	4,256,525
5.000%, 12/01/17	14,017	14,960
5.000%, 05/01/18	151,884	162,209
5.000%, 06/01/18	20,381	21,753
5.000%, 09/01/18	375,535	400,817
5.000%, 12/01/18	53,968	57,601
5.000%, 02/01/19	382,878	408,893
5.000%, 06/01/19	173,935	185,753
5.000%, 09/01/33	1,653,438	1,751,967
5.000%, 11/01/33	924,021	979,084
5.000%, 03/01/34	300,434	321,154
5.000%, 04/01/34	299,525	316,906
5.000%, 08/01/35	811,740	857,830
5.000%, 10/01/35	2,338,730	2,471,577
5.000%, 11/01/35	822,441	869,137
5.000%, 12/01/36	610,783	645,462
5.000%, 07/01/39	8,041,672	8,453,028
5.500%, 01/01/19	77,205	83,531
5.500%, 04/01/19	57,539	62,094
5.500%, 06/01/19	37,176	40,229
5.500%, 07/01/19	117,526	126,862
5.500%, 08/01/19	37,652	40,660

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 12/01/19	$70,541	$76,225
5.500%, 02/01/20	22,093	23,876
5.500%, 10/01/24	325,350	347,823
5.500%, 06/01/25	657,776	703,212
5.500%, 07/01/25	309,807	331,207
5.500%, 08/01/25	500,695	535,281
5.500%, 05/01/33	554,127	594,689
5.500%, 12/01/33	1,210,042	1,298,618
5.500%, 01/01/34	1,127,481	1,210,014
5.500%, 04/01/34	214,899	231,765
5.500%, 11/01/34	174,191	186,560
5.500%, 12/01/34	285,039	305,281
5.500%, 05/01/35	123,277	131,607
5.500%, 09/01/35	278,937	297,787
5.500%, 10/01/35	453,961	484,637
6.000%, 04/01/16	37,476	40,613
6.000%, 04/01/17	95,884	104,045
6.000%, 07/01/17	52,212	56,656
6.000%, 10/01/17	67,630	73,387
6.000%, 08/01/19	269,799	292,566
6.000%, 09/01/19	143,757	155,324
6.000%, 11/01/19	89,950	97,186
6.000%, 05/01/21	174,819	188,997
6.000%, 10/01/21	217,594	235,816
6.000%, 02/01/23	471,765	516,208
6.000%, 12/01/25	197,566	213,783
6.000%, 02/01/26	182,792	197,796
6.000%, 04/01/34	154,193	168,106
6.000%, 07/01/34	352,933	384,780
6.000%, 08/01/34	2,126,052	2,317,888
6.000%, 09/01/34	56,871	62,003
6.000%, 07/01/35	243,264	262,478
6.000%, 08/01/35	298,710	322,302
6.000%, 11/01/35	751,761	819,034
6.000%, 03/01/36	306,585	332,640
6.000%, 10/01/36	494,313	538,915
6.000%, 03/01/37	402,563	434,887
6.000%, 05/01/37	592,498	642,602
6.000%, 06/01/37	797,954	863,758
6.500%, 05/01/34	109,572	121,419
6.500%, 06/01/34	139,152	153,731
6.500%, 08/01/34	604,781	672,716
6.500%, 10/01/34	454,345	504,477
6.500%, 11/01/34	224,999	248,384
6.500%, 05/01/37	273,739	301,293
6.500%, 07/01/37	738,627	811,466
Federal National Mortgage Association 4.010%, 08/01/13 (c)	140,960	149,606
4.020%, 08/01/13 (c)	557,048	590,715
4.500%, 04/01/18	243,692	258,842
4.500%, 06/01/18	642,749	682,706
4.500%, 07/01/18	359,937	382,312
4.500%, 03/01/19	398,585	423,363
4.500%, 06/01/19	451,475	479,541
4.500%, 04/01/20	347,244	368,831
4.500%, 07/01/20	187,911	199,593
4.500%, 08/01/33	1,553,005	1,635,526
4.500%, 02/01/35	322,585	339,323

MSF-136

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
4.500%, 09/01/35	$471,542	$495,272
4.518%, 05/01/14 (c)	675,218	733,325
4.630%, 04/01/14	350,938	381,403
4.700%, 03/01/15	590,768	650,890
4.767%, 04/01/13 (c)	62,349	66,061
4.841%, 08/01/14 (c)	856,353	935,241
4.845%, 06/01/13	88,164	94,790
4.872%, 02/01/14 (c)	630,807	680,020
4.880%, 03/01/20	389,334	435,839
4.940%, 08/01/15	50,000	53,501
5.000%, 11/01/17	378,290	403,727
5.000%, 02/01/18	1,319,100	1,407,801
5.000%, 12/01/18	1,097,231	1,171,012
5.000%, 07/01/19	665,828	711,017
5.000%, 07/01/20	449,071	478,987
5.000%, 08/01/20	162,495	173,320
5.000%, 11/01/33	687,272	729,731
5.000%, 03/01/34	945,191	1,003,033
5.000%, 04/01/34	285,066	302,053
5.000%, 05/01/34	288,751	305,958
5.000%, 08/01/34	335,387	355,373
5.000%, 09/01/34	1,155,034	1,223,863
5.000%, 12/01/34	161,260	170,869
5.000%, 01/01/35	305,807	324,030
5.000%, 06/01/35	1,125,808	1,190,081
5.000%, 07/01/35	3,250,537	3,436,112
5.000%, 08/01/35	678,380	717,109
5.000%, 09/01/35	557,345	589,164
5.000%, 08/01/36	352,650	372,783
5.000%, 07/01/39	1,115,293	1,182,365
5.000%, 10/01/39	805,410	848,371
5.000%, 11/01/39	319,364	338,576
5.370%, 02/01/13 (c)	370,972	392,190
5.370%, 05/01/18	630,000	715,537
5.466%, 11/01/15 (c)	417,763	469,969
5.500%, 11/01/17	609,412	659,932
5.500%, 12/01/17	111,590	120,920
5.500%, 01/01/18	384,533	416,990
5.500%, 02/01/18	357,201	387,097
5.500%, 06/01/19	527,311	573,028
5.500%, 07/01/19	409,169	443,215
5.500%, 08/01/19	123,792	133,854
5.500%, 09/01/19	454,609	492,976
5.500%, 01/01/21	208,141	226,908
5.500%, 03/01/21	58,624	63,902
5.500%, 02/01/33	406,677	436,947
5.500%, 05/01/33	36,869	39,613
5.500%, 06/01/33	1,294,641	1,391,005
5.500%, 07/01/33	1,592,494	1,711,031
5.500%, 11/01/33	920,406	988,916
5.500%, 12/01/33	221,933	238,453
5.500%, 01/01/34 (c)	292,489	314,260
5.500%, 01/01/34	476,934	512,559
5.500%, 02/01/34	1,076,181	1,156,430
5.500%, 03/01/34	161,803	176,040
5.500%, 04/01/34	360,494	387,526
5.500%, 05/01/34	1,593,063	1,723,209

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 06/01/34	$2,128,075	$2,282,486
5.500%, 07/01/34	993,472	1,065,558
5.500%, 09/01/34	3,201,915	3,434,438
5.500%, 10/01/34	3,310,764	3,550,991
5.500%, 11/01/34	4,369,998	4,687,082
5.500%, 12/01/34	2,157,094	2,313,612
5.500%, 01/01/35	1,642,002	1,767,465
5.500%, 02/01/35	259,406	279,323
5.500%, 04/01/35	351,381	378,285
5.500%, 07/01/35	375,813	404,030
5.500%, 08/01/35	414,862	446,215
5.500%, 09/01/35 (c)	1,043,391	1,123,995
5.660%, 02/01/16 (c)	228,540	258,671
5.724%, 07/01/16 (c)	270,968	300,044
6.000%, 05/15/11	1,473,000	1,525,104
6.000%, 07/01/16	185,595	200,805
6.000%, 01/01/17	232,353	251,829
6.000%, 02/01/17 (c)	237,068	256,495
6.000%, 07/01/17	364,783	394,676
6.000%, 08/01/17	40,048	43,405
6.000%, 09/01/17	252,692	273,873
6.000%, 03/01/18	35,013	37,948
6.000%, 11/01/18	202,495	219,089
6.000%, 01/01/21	210,329	227,972
6.000%, 05/01/21	122,384	132,694
6.000%, 11/01/25	98,237	106,717
6.000%, 02/01/32	916,143	1,008,685
6.000%, 03/01/34	91,747	100,434
6.000%, 04/01/34	1,475,150	1,612,031
6.000%, 06/01/34	1,304,163	1,425,046
6.000%, 07/01/34	1,496,682	1,634,369
6.000%, 08/01/34	2,428,922	2,651,502
6.000%, 10/01/34	1,270,896	1,387,358
6.000%, 11/01/34	169,118	184,616
6.000%, 12/01/34	85,834	93,700
6.000%, 08/01/35	293,818	320,384
6.000%, 09/01/35 (c)	383,005	417,445
6.000%, 10/01/35	536,532	586,100
6.000%, 11/01/35	223,369	244,067
6.000%, 12/01/35	760,047	828,011
6.000%, 02/01/36	482,826	525,124
6.000%, 04/01/36	1,279,894	1,391,309
6.000%, 06/01/36	381,178	415,134
6.000%, 03/01/37	371,974	400,249
6.000%, 07/01/37	616,982	674,037
6.330%, 03/01/11 (c)	147,446	148,624
6.500%, 06/01/31	211,494	236,384
6.500%, 07/01/31	113,791	127,182
6.500%, 08/01/31	71,551	79,972
6.500%, 09/01/31	300,401	335,753
6.500%, 02/01/32	171,009	191,134
6.500%, 07/01/32	520,451	581,738
6.500%, 08/01/32	470,356	524,827
6.500%, 01/01/33	212,771	237,411
6.500%, 04/01/34	330,262	367,358
6.500%, 06/01/34	97,217	107,807
6.500%, 08/01/34	160,617	178,114

MSF-137

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.500%, 04/01/36	$250,089	$278,096
6.500%, 05/01/36	423,748	468,900
6.500%, 02/01/37	900,856	984,068
6.500%, 05/01/37	569,672	622,293
6.500%, 07/01/37	462,711	505,452
7.500%, 10/01/29	71,708	81,824
7.500%, 02/01/30	36,090	41,131
7.500%, 11/01/31	137,126	156,631
7.500%, 02/01/32	33,062	37,771
Government National Mortgage Association 4.500%, 07/20/33	93,484	99,654
4.500%, 09/15/33	422,101	448,337
4.500%, 09/20/33	50,742	54,091
4.500%, 12/20/34	53,369	56,858
4.500%, 03/20/35	238,580	254,051
4.500%, 03/15/40	785,525	834,848
4.500%, 06/15/40	517,880	547,484
4.500%, TBA	3,318,000	3,482,865
5.000%, 07/20/33	177,653	190,832
5.000%, 03/15/34	166,723	178,629
5.000%, 06/15/34	281,458	301,557
5.000%, 12/15/34	164,996	176,778
5.000%, 06/15/35	60,751	65,013
5.000%, 05/15/39	2,836,599	3,024,983
5.000%, 09/15/39	3,545,300	3,780,749
5.500%, 11/15/32	415,438	449,365
5.500%, 08/15/33	1,544,053	1,669,907
5.500%, 12/15/33	679,753	735,194
5.500%, 09/15/34	623,461	673,888
5.500%, 10/15/35	177,970	192,143
6.000%, 12/15/28	140,450	154,122
6.000%, 12/15/31	144,351	158,403
6.000%, 03/15/32	4,328	4,749
6.000%, 10/15/32	477,425	523,902
6.000%, 01/15/33	107,152	117,516
6.000%, 02/15/33	5,497	6,028
6.000%, 04/15/33	522,466	573,002
6.000%, 08/15/33	3,818	4,188
6.000%, 07/15/34	393,378	431,669
6.000%, 09/15/34	276,260	302,291
6.000%, 01/20/35	164,950	180,055
6.000%, 02/20/35	89,011	97,162
6.000%, 04/20/35	130,054	141,963
6.000%, 01/15/38	702,468	769,655

		161,300,448

Government Agency—0.1%
The Financing Corp. 9.650%, 11/02/18	430,000	650,039
U.S. Department of Housing & Urban Development 7.498%, 08/01/11	40,000	40,232

		690,271

Security Description	Par Amount	Value

U.S. Treasury—11.8%
U.S. Treasury Bonds 4.500%, 02/15/36	$293,000	$336,904
4.500%, 08/15/39	2,803,000	3,209,435
5.000%, 05/15/37 (a)	3,912,000	4,857,605
5.250%, 02/15/29	4,141,000	5,233,189
5.375%, 02/15/31 (a)	6,424,000	8,270,900
6.250%, 08/15/23 (a)	1,251,000	1,694,323
8.500%, 02/15/20	1,104,000	1,666,350
U.S. Treasury Notes 0.875%, 02/28/11 (a)	7,654,000	7,675,523
1.375%, 02/15/12	13,906,400	14,105,762
1.375%, 10/15/12	6,028,000	6,141,025
1.375%, 01/15/13	7,734,000	7,886,870
1.500%, 12/31/13 (a)	3,886,000	3,982,847
1.875%, 04/30/14	1,908,000	1,978,506
2.000%, 11/30/13	2,098,000	2,183,888
2.625%, 02/29/16	800,000	850,187
2.750%, 10/31/13	6,744,000	7,171,826
3.125%, 09/30/13	10,194,000	10,942,627
3.500%, 05/31/13 (a)	3,900,000	4,208,342
3.750%, 11/15/18 (a)	28,983,000	32,379,460
3.875%, 02/15/13	5,448,000	5,888,950
4.125%, 05/15/15	125,000	141,670
4.500%, 04/30/12 (a)	3,651,000	3,891,166
4.750%, 08/15/17	2,444,000	2,901,678
5.125%, 06/30/11	764,000	791,725

		138,390,758

Total U.S. Government & Treasury Obligations (Identified Cost $282,990,467)		300,381,477

Corporate Bonds & Notes—10.5%

Aerospace & Defense—0.2%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	1,718,000	1,895,894

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. (144A) 8.000%, 11/15/39	1,270,000	1,797,818
Dr. Pepper Snapple Group, Inc. 6.820%, 05/01/18	533,000	659,452
SABMiller plc (144A) 5.500%, 08/15/13	1,311,000	1,441,696

		3,898,966

Building Products—0.0%
CRH America, Inc. 6.950%, 03/15/12	238,000	254,059

Capital Markets—0.5%
Merrill Lynch & Co., Inc. 6.150%, 04/25/13	1,160,000	1,267,568
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,249,531
6.625%, 04/01/18	1,270,000	1,407,992

MSF-138

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	$1,351,000	$1,430,629

		5,355,720

Commercial Banks—1.8%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	890,000	946,098
Banco Bradesco S.A. (144A) 6.750%, 09/29/19	613,000	663,573
Banco Santander Chile (144A) 3.750%, 09/22/15	1,164,000	1,179,953
Bank One Corp. 8.000%, 04/29/27	100,000	127,712
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	495,000
Commonwealth Bank of Australia (144A) 5.000%, 10/15/19	710,000	769,675
Credit Suisse 5.500%, 05/01/14	1,470,000	1,646,659
HSBC Bank USA N.A. 4.875%, 08/24/20	760,000	792,680
ING Bank NV (144A) 3.900%, 03/19/14	1,280,000	1,396,641
Kreditanstalt fuer Wiederaufbau 4.875%, 06/17/19	1,290,000	1,518,573
Nordea Bank AB (144A) 5.424%, 12/29/49 (c)	359,000	340,269
Societe Financement de l’Economie Francaise (144A) 3.375%, 05/05/14	730,000	785,307
Svenska Handelsbanken AB (144A) 4.875%, 06/10/14	1,330,000	1,453,751
The Royal Bank of Scotland plc (144A) 2.625%, 05/11/12	2,290,000	2,352,082
U.S. Bancorp 7.500%, 06/01/26	400,000	486,150
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,623,958
Woori Bank (144A) 6.125%, 05/03/16 (c)	2,620,000	2,655,231

		21,233,312

Commercial Services & Supplies—0.1%
The Western Union Co. 5.400%, 11/17/11 (a)	1,721,000	1,796,884

Consumer Finance—0.2%
American Express Co. 5.500%, 09/12/16	960,000	1,088,882
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,458,148

		2,547,030

Diversified Financial Services—2.5%
Asian Development Bank 2.750%, 05/21/14	970,000	1,028,611

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 5.490%, 03/15/19	$696,000	$708,894
7.375%, 05/15/14	510,000	586,170
7.625%, 06/01/19	710,000	841,955
BP Capital Markets plc 4.500%, 10/01/20	306,000	312,920
BPCE S.A. (144A) 12.500%, 06/29/49 (c)	1,375,000	1,582,735
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,147,697
Crown Castle Towers, LLC 4.883%, 08/15/40	370,000	382,258
Crown Castle Towers, LLC (144A) 6.113%, 01/15/20	711,000	785,463
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	805,000	818,081
DIRECTV Financing Co., Inc. 4.600%, 02/15/21	1,260,000	1,294,780
EDP Finance BV (144A) 6.000%, 02/02/18	1,061,000	1,091,440
Enel Finance International S.A. (144A) 5.125%, 10/07/19	1,060,000	1,124,158
6.250%, 09/15/17	995,000	1,128,453
ERAC USA Finance, LLC (144A) 7.000%, 10/15/37	1,115,000	1,284,535
General Electric Capital Corp. 5.450%, 01/15/13	572,000	622,102
GG1C Funding Corp. (144A) 5.129%, 01/15/14	372,711	380,132
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,402,222
JPMorgan Chase Capital XXII 6.450%, 02/02/37	568,000	568,787
JPMorgan Chase Capital XXVII 7.000%, 11/01/39	149,000	152,974
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	832,357
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,179,223
Qtel International Finance, Ltd. (144A) 7.875%, 06/10/19	302,000	365,424
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,585,966
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	809,021
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	668,333
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	2,180,000	2,092,800
Unicredit Luxembourg Finance S.A. (144A) 6.000%, 10/31/17	1,520,000	1,575,916
UniCredito Italiano Capital Trust II (144A) 9.200%, 10/05/49 (c)	1,412,000	1,413,765
W3A Funding Corp. 8.090%, 01/02/17	566,202	575,572
WEA Finance, LLC (144A) 6.750%, 09/02/19	363,000	430,085

MSF-139

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	$146,000	$136,983
6.500%, 05/09/37 (c)	491,000	456,630

		29,366,442

Diversified Telecommunication Services—0.4%
AT&T, Inc. 6.550%, 02/15/39	1,290,000	1,500,237
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	356,153
Verizon New York, Inc. 6.875%, 04/01/12	2,172,000	2,342,784

		4,199,174

Electric Utilities—0.6%
Bruce Mansfield Unit 6.850%, 06/01/34	2,344,844	2,613,239
Oncor Electric Delivery Co., LLC 7.000%, 09/01/22	1,825,000	2,292,567
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	105,562
PSEG Power, LLC 5.320%, 09/15/16	989,000	1,106,943
6.950%, 06/01/12	1,000,000	1,095,449
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	54,630

		7,268,390

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,619,903

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.125%, 08/15/16	1,080,000	1,274,894
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,959,591

		3,234,485

Gas Utilities—0.1%
CenterPoint Energy Resources Corp. 7.875%, 04/01/13	1,293,000	1,488,889

Health Care Equipment & Supplies—0.3%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,320,641
Hospira, Inc. 5.550%, 03/30/12	530,000	568,641
6.050%, 03/30/17 (c)	979,000	1,124,319

		3,013,601

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	1,123,552

Security Description	Par Amount	Value

Insurance—0.5%
Chubb Corp. 6.375%, 03/29/67 (c)	$2,110,000	$2,078,350
ING Groep NV 5.775%, 12/29/49 (c)	1,250,000	1,121,875
Irish Life & Permanent Group Holdings plc (144A) 3.600%, 01/14/13	1,500,000	1,417,167
Prudential Financial, Inc. 5.375%, 06/21/20	260,000	281,047
6.625%, 06/21/40	430,000	493,405

		5,391,844

Machinery—0.2%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	1,009,837
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,334,104

		2,343,941

Media—0.3%
COX Communications, Inc. 4.625%, 06/01/13	1,058,000	1,141,230
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	162,726
News America Holdings, Inc. 8.500%, 02/23/25	722,000	916,921
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,607,045

		3,827,922

Metals & Mining—0.2%
ArcelorMittal 5.250%, 08/05/20	1,050,000	1,058,187
6.125%, 06/01/18	605,000	654,317
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	305,499
6.875%, 11/10/39	233,000	267,009

		2,285,012

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,330,000	1,331,600
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,058,149
Hess Corp. 8.125%, 02/15/19	300,000	394,446
Husky Energy, Inc. 5.900%, 06/15/14	771,000	857,823
7.250%, 12/15/19	787,000	961,920
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	1,202,000	1,232,329
7.750%, 03/15/32	625,000	756,808
Pemex Project Funding Master Trust 9.125%, 10/13/10	35,000	35,168
Petroleos Mexicanos 8.000%, 05/03/19	759,000	941,160

MSF-140

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A) 5.832%, 09/30/16	$970,000	$1,059,511

		8,628,914

Pharmaceuticals—0.2%
Pfizer, Inc. 7.200%, 03/15/39	540,000	734,679
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,760,000	2,132,176

		2,866,855

Real Estate Investment Trusts—0.4%
Boston Properties, L.P. 5.000%, 06/01/15	200,000	219,071
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,891,380
Simon Property Group, L.P. 5.875%, 03/01/17 (a)	1,328,000	1,525,508
Vornado Realty, L.P. 4.750%, 12/01/10 (a)	530,000	532,300

		4,168,259

Road & Rail—0.0%
CSX Corp. 6.750%, 03/15/11	92,000	94,317
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	462,901

		557,218

Specialty Retail—0.0%
Limited Brands, Inc. 5.250%, 11/01/14	370,000	377,400

Tobacco—0.1%
Philip Morris International, Inc. 4.875%, 05/16/13	826,000	906,788

Wireless Telecommunication Services—0.2%
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,831,990

Yankee—0.2%
Petro-Canada 6.050%, 05/15/18	1,664,000	1,937,204
Statoil ASA 7.750%, 06/15/23	100,000	135,036

		2,072,240

Total Corporate Bonds & Notes (Identified Cost $114,020,195)		123,554,684

Mortgage-Backed Securities—2.1%
Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—0.1%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	$89,569	$11,774
RAAC Series 4.971%, 09/25/34 (c)	752,000	771,824

		783,598

Commercial Mortgage-Backed Securities—2.0%
Citigroup Commercial Mortgage Trust 5.698%, 12/10/49 (c)	3,630,000	3,886,186
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (c)	1,735,738	1,739,657
FHLMC Multifamily Structured Pass-Through Certificates 5.085%, 03/19/19 (c)	1,226,000	1,379,106
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	40,288
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (c)	500,000	542,794
5.475%, 02/10/17	3,025,000	2,792,681
JPMorgan Chase Commercial Mortgage Securities Corp. 5.817%, 06/15/49 (c)	1,900,000	1,963,199
5.382%, 05/15/41 (c)	1,292,933	1,398,682
5.475%, 04/15/43 (c)	806,626	880,740
5.552%, 05/12/45	968,540	1,049,563
6.062%, 04/15/45 (c)	2,260,000	2,505,429
Merrill Lynch Mortgage Trust 5.826%, 07/12/17 (c)	929,000	261,977
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.748%, 06/12/50 (c)	1,735,738	1,769,818
Morgan Stanley Capital I (144A) 1.148%, 11/15/30 (c) (d)	5,203,254	124,654
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,121,664	1,003,564
Wachovia Bank Commercial Mortgage Trust 6.102%, 02/15/51 (c)	3,000,000	3,132,028

		24,470,366

Total Mortgage-Backed Securities (Identified Cost $25,340,453)		25,253,964

Asset-Backed Securities—1.0%

Asset Backed – 1.0%
Anthracite CDO I, Ltd. (144A) 0.706%, 05/24/17 (c)	1,319,447	1,240,280
Bayview Financial Revolving Mortgage Loan Trust (144A) 1.856%, 12/28/40 (c)	1,148,393	503,226
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35 (e)	1,600,000	1,600,960
Connecticut RRB Special Purpose Trust CL&P 6.210%, 12/30/11 (c)	38,119	38,662
Countrywide Asset-Backed Certificates 5.689%, 10/25/36 (c)	930,000	675,128
Crest G-Star CDO 0.769%, 11/28/16 (c)	1,706,931	1,651,456

MSF-141

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed—(Continued)
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36 (c)	$887,936	$498,781
Household Credit Card Master Note Trust I 0.807%, 07/15/13 (c)	2,163,000	2,162,079
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	441,990
Small Business Administration Participation Certificates 1.000%, 08/01/25 (c)	468,573	513,221
4.350%, 07/01/23 (c)	1,087,159	1,163,069
4.770%, 04/01/24	60,807	65,612
4.950%, 03/01/25 (c)	323,238	351,814
4.990%, 09/01/24 (c)	190,303	206,851
5.180%, 05/01/24 (c)	98,407	106,835
5.520%, 06/01/24 (c)	329,633	359,480
Structured Asset Securities Corp. 4.670%, 03/25/35 (c)	107,889	107,025

Total Asset-Backed Securities (Identified Cost $13,429,976)		11,686,469

Municipal Bonds & Notes—0.4%

Municipal Agency—0.4%
California Educational Facilities Authority 5.000%, 03/15/39	730,000	882,935
Massachusetts Health & Educational Facilities Authority 5.500%, 06/01/30	735,000	917,405
5.500%, 07/01/32	1,115,000	1,434,447
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,050,000	1,303,628

Total Municipal Bonds & Notes (Identified Cost $4,109,542)		4,538,415

Foreign Government & Agency Obligations—0.4%

Sovereign—0.4%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,158,858
Peruvian Government International Bond 7.350%, 07/21/25	103,000	133,643
Russian Foreign Bond (144A) 3.625%, 04/29/15	2,100,000	2,115,750

Total Foreign Government & Agency Obligations (Identified Cost $4,146,536)		4,408,251

Preferred Stock—0.1%
Security Description	Shares	Value

Oil, Gas & Consumable Fuels—0.1%
Apache Corp.	31,370	1,819,460

Total Preferred Stock (Identified Cost $1,600,100)		1,819,460

Convertible Preferred Stock—0.1%
Security Description	Shares	Value

Electric Utilities—0.1%
PPL Corp.	10,940	$624,455

Total Convertible Preferred Stock (Identified Cost $547,000)		624,455

Short Term Investments—3.5%
Security Description	Shares/Par Amount	Value

Commercial Paper—1.0%
General Electric Co. 0.120%, 10/01/10	$11,401,000	11,401,000

Mutual Funds—2.5%
State Street Navigator Securities Lending Prime Portfolio (f)	29,733,115	29,733,115

Total Short Term Investments (Identified Cost $41,134,115)		41,134,115

Total Investments—102.9% (Identified Cost $1,113,483,776) (g)		1,208,706,664
Liabilities in excess of other assets		(33,697,465)

Net Assets—100.0%		$1,175,009,199

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $40,350,798 and the collateral received consisted of cash in the amount of $29,733,115 and non-cash collateral with a value of $11,533,929. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,113,483,776 and the composition of unrealized appreciation and depreciation of investment securities was $117,982,974 and $(22,760,086), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $43,060,605, which is 3.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc

MSF-142

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

(EUR)—	Euro
(GBP)—	British Pound
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

MSF-143

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$50,869,171	$—	$—	$50,869,171
Air Freight & Logistics	2,587,572	—	—	2,587,572
Auto Components	2,694,980	—	—	2,694,980
Beverages	10,472,605	10,103,404	—	20,576,009
Capital Markets	46,237,768	—	—	46,237,768
Chemicals	20,630,124	—	—	20,630,124
Commercial Banks	19,286,833	—	—	19,286,833
Communications Equipment	6,529,923	—	—	6,529,923
Computers & Peripherals	6,970,578	—	—	6,970,578
Construction & Engineering	2,202,104	—	—	2,202,104
Diversified Consumer Services	1,703,793	—	—	1,703,793
Diversified Financial Services	34,913,054	1,414,408	—	36,327,462
Diversified Telecommunication Services	21,818,329	—	—	21,818,329
Electric Utilities	14,594,645	—	—	14,594,645
Energy Equipment & Services	8,482,088	—	—	8,482,088
Food & Staples Retailing	12,289,549	—	—	12,289,549
Food Products	12,271,472	13,722,159	—	25,993,631
Health Care Equipment & Supplies	18,667,536	—	—	18,667,536
Hotels, Restaurants & Leisure	4,342,110	—	—	4,342,110
Household Durables	3,520,691	—	—	3,520,691
Household Products	10,730,401	—	—	10,730,401
Independent Power Producers & Energy Traders	1,854,437	—	—	1,854,437
Industrial Conglomerates	11,286,514	—	—	11,286,514
Insurance	42,233,532	—	—	42,233,532
Internet Software & Services	3,487,601	—	—	3,487,601
IT Services	26,163,241	—	—	26,163,241
Leisure Equipment & Products	3,641,808	—	—	3,641,808
Life Sciences Tools & Services	8,222,584	—	—	8,222,584
Machinery	14,178,745	—	—	14,178,745
Media	19,676,853	—	—	19,676,853
Metals & Mining	1,305,994	—	—	1,305,994
Multi-Utilities	15,201,888	—	—	15,201,888
Multiline Retail	9,772,876	—	—	9,772,876
Oil, Gas & Consumable Fuels	81,046,775	—	—	81,046,775
Pharmaceuticals	43,698,836	6,641,606	—	50,340,442
Professional Services	2,155,991	—	—	2,155,991
Road & Rail	3,108,192	—	—	3,108,192
Semiconductors & Semiconductor Equipment	6,536,085	—	—	6,536,085
Software	10,807,931	—	—	10,807,931
Specialty Retail	9,989,433	—	—	9,989,433
Textiles, Apparel & Luxury Goods	4,019,021	—	—	4,019,021

MSF-144

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	22,620,689	—	—	22,620,689
Wireless Telecommunication Services	—	10,599,445	—	10,599,445

Total Common Stock	652,824,352	42,481,022	—	695,305,374

Total U.S. Government & Treasury Obligations*	—	300,381,477	—	300,381,477

Total Corporate Bonds & Notes*	—	123,554,684	—	123,554,684

Total Mortgage-Backed Securities*	—	25,253,964	—	25,253,964

Total Asset-Backed Securities*	—	10,085,509	1,600,960	11,686,469

Total Municipal Bonds & Notes*	—	4,538,415	—	4,538,415

Total Foreign Government & Agency Obligations*	—	4,408,251	—	4,408,251

Total Preferred Stock*	1,819,460	—	—	1,819,460

Total Convertible Preferred Stock*	624,455	—	—	624,455

Short Term Investments
Commercial Paper	—	11,401,000	—	11,401,000
Mutual Funds	29,733,115	—	—	29,733,115

Total Short Term Investments	29,733,115	11,401,000	—	41,134,115

Total Investments	$685,001,382	$522,104,322	$1,600,960	$1,208,706,664

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fixed Income
Balance as of December 31, 2009	$1,360,000
Transfers In (Out) of Level 3	0
Accrued discounts/premiums	0
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	240,960
Net Purchases (Sales)	0

Balance as of September 30, 2010	$1,600,960

MSF-145

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.3%
Honeywell International, Inc.	650,721	$28,592,681
Lockheed Martin Corp.	1,109,620	79,093,714
Northrop Grumman Corp.	707,839	42,916,278
United Technologies Corp.	655,474	46,689,413

		197,292,086

Auto Components—0.3%
Johnson Controls, Inc.	234,191	7,142,826

Beverages—2.4%
Diageo plc (GBP)	1,676,743	28,930,363
PepsiCo., Inc.	342,278	22,740,950

		51,671,313

Capital Markets—6.5%
State Street Corp.	580,784	21,872,326
The Bank of New York Mellon Corp.	2,134,711	55,779,998
The Goldman Sachs Group, Inc.	416,423	60,206,437

		137,858,761

Chemicals—2.3%
Air Products & Chemicals, Inc.	281,652	23,326,419
PPG Industries, Inc.	332,900	24,235,120

		47,561,539

Commercial Banks—2.8%
PNC Financial Services Group, Inc.	367,318	19,067,477
Regions Financial Corp. (a)	397,463	2,889,556
Wells Fargo & Co.	1,512,798	38,016,614

		59,973,647

Communications Equipment—0.9%
Cisco Systems, Inc. (b)	898,270	19,672,113

Computers & Peripherals—0.6%
Hewlett-Packard Co.	285,691	12,019,020

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a) (b)	56,166	2,884,124

Diversified Financial Services—4.5%
Bank of America Corp.	2,979,228	39,057,679
JPMorgan Chase & Co.	1,464,711	55,761,548

		94,819,227

Diversified Telecommunication Services—3.2%
AT&T, Inc.	2,378,701	68,030,849

Electric Utilities—0.8%
Entergy Corp.	106,528	8,152,588
NextEra Energy, Inc.	26,182	1,424,039
PPL Corp.	289,796	7,891,145

		17,467,772

Energy Equipment & Services—1.9%
National Oilwell Varco, Inc.	408,398	18,161,459

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp.	247,720	$8,370,459
Transocean, Ltd. (b)	227,993	14,657,670

		41,189,588

Food & Staples Retailing—1.4%
CVS Caremark Corp.	404,834	12,740,126
Wal-Mart Stores, Inc.	118,809	6,358,658
Walgreen Co.	293,930	9,846,655

		28,945,439

Food Products—4.0%
General Mills, Inc.	684,556	25,013,676
Kellogg Co.	411,997	20,809,968
Nestle S.A.(CHF)	552,104	29,479,047
The J. M. Smucker Co.	149,796	9,067,152

		84,369,843

Health Care Equipment & Supplies—3.2%
Becton, Dickinson & Co.	256,374	18,997,313
Medtronic, Inc.	846,680	28,431,514
St. Jude Medical, Inc. (b)	529,122	20,815,660

		68,244,487

Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp.	89,450	6,664,920

Household Durables—1.0%
Pulte Group, Inc. (a) (b)	727,470	6,372,637
Stanley Black & Decker, Inc.	233,601	14,315,070

		20,687,707

Household Products—0.7%
The Procter & Gamble Co.	235,392	14,116,458

Industrial Conglomerates—1.2%
3M Co.	299,468	25,966,870

Insurance—7.2%
ACE, Ltd.	204,793	11,929,192
AON Corp.	577,829	22,598,892
Chubb Corp.	503,084	28,670,757
Prudential Financial, Inc.	711,172	38,531,299
The Allstate Corp.	549,391	17,333,286
The Travelers Cos., Inc.	642,415	33,469,822

		152,533,248

IT Services—5.6%
Accenture plc	1,077,399	45,778,684
International Business Machines Corp.	307,171	41,203,918
MasterCard, Inc.	83,093	18,612,832
The Western Union Co.	734,341	12,975,805

		118,571,239

Leisure Equipment & Products—0.5%
Hasbro, Inc. (a)	249,421	11,101,729

MSF-146

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc. (b)	200,418	$9,596,014
Waters Corp. (b)	159,923	11,319,350

		20,915,364

Machinery—1.5%
Danaher Corp. (a)	376,612	15,294,213
Eaton Corp.	186,596	15,392,304

		30,686,517

Media—2.4%
Omnicom Group, Inc.	577,577	22,802,740
The Walt Disney Co.	821,620	27,203,838

		50,006,578

Multi-Utilities—2.3%
Dominion Resources, Inc.	188,789	8,242,528
PG&E Corp.	526,547	23,915,764
Public Service Enterprise Group, Inc.	466,361	15,427,222

		47,585,514

Multiline Retail—0.4%
Kohl’s Corp. (b)	166,630	8,778,068

Oil, Gas & Consumable Fuels—9.8%
Apache Corp.	296,219	28,958,369
Chevron Corp.	604,471	48,992,375
Devon Energy Corp.	209,082	13,535,969
EOG Resources, Inc.	167,596	15,581,400
Exxon Mobil Corp. (a)	525,643	32,479,481
Hess Corp.	463,254	27,387,576
Occidental Petroleum Corp.	175,572	13,747,288
Total S.A. (ADR)	497,959	25,694,684

		206,377,142

Pharmaceuticals—8.3%
Abbott Laboratories	839,776	43,869,898
GlaxoSmithKline plc (GBP)	493,178	9,742,083
Johnson & Johnson	974,741	60,394,953
Merck & Co., Inc.	270,847	9,969,878
Pfizer, Inc.	2,452,801	42,114,593
Roche Holding AG (CHF)	75,154	10,280,378

		176,371,783

Professional Services—0.6%
Dun & Bradstreet Corp.	172,333	12,776,769

Road & Rail—0.5%
Canadian National Railway Co.	172,735	11,058,495

Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	1,537,197	29,560,298

Software—1.9%
Oracle Corp.	1,507,906	40,487,276

Specialty Retail—1.9%
Advance Auto Parts, Inc.	123,102	7,223,625

Security Description	Shares	Value

Specialty Retail—(Continued)
Home Depot, Inc.	187,234	$5,931,573
Staples, Inc.	350,700	7,336,644
The Sherwin-Williams Co. (a)	264,834	19,899,627

		40,391,469

Tobacco—4.0%
Altria Group, Inc.	533,376	12,811,691
Philip Morris International, Inc.	1,272,197	71,268,476

		84,080,167

Wireless Telecommunication Services—1.6%
Vodafone Group plc (GBP)	13,615,262	33,747,055

Total Common Stock (Identified Cost $1,841,293,424)		2,081,607,300

Convertible Preferred Stock—0.2%

Electric Utilities—0.2%
PPL Corp.	63,870	3,622,706

Total Convertible Preferred Stock (Identified Cost $3,193,500)		3,622,706

Preferred Stock—0.1%

Oil, Gas & Consumable Fuels—0.1%
Apache Corp.	59,600	3,456,800

Total Preferred Stock (Identified Cost $3,046,145)		3,456,800

Short Term Investments—2.6%
Security Description	Shares/Par Amount	Value

Commercial Paper—0.7%
General Electric Co. 0.200%, 10/01/10	$14,189,000	14,189,000

Mutual Funds—1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	40,265,095	40,265,095

Total Short Term Investments (Identified Cost $54,454,095)		54,454,095

Total Investments—101.2% (Identified Cost $1,901,987,164) (d)		2,143,140,901
Liabilities in excess of other assets		(25,968,227)

Net Assets—100.0%		$2,117,172,674

MSF-147

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $44,101,170 and the collateral received consisted of cash in the amount of $40,265,095 and non-cash collateral with a value of $4,914,038. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,901,987,164 and the composition of unrealized appreciation and depreciation of investment securities was $275,344,543 and $(34,190,806), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(GBP)—	British Pound

MSF-148

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments. The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$197,292,086	$—	$—	$197,292,086
Auto Components	7,142,826	—	—	7,142,826
Beverages	22,740,950	28,930,363	—	51,671,313
Capital Markets	137,858,761	—	—	137,858,761
Chemicals	47,561,539	—	—	47,561,539
Commercial Banks	59,973,647	—	—	59,973,647
Communications Equipment	19,672,113	—	—	19,672,113
Computers & Peripherals	12,019,020	—	—	12,019,020
Diversified Consumer Services	2,884,124	—	—	2,884,124
Diversified Financial Services	94,819,227	—	—	94,819,227
Diversified Telecommunication Services	68,030,849	—	—	68,030,849
Electric Utilities	17,467,772	—	—	17,467,772
Energy Equipment & Services	41,189,588	—	—	41,189,588
Food & Staples Retailing	28,945,439	—	—	28,945,439
Food Products	54,890,796	29,479,047	—	84,369,843
Health Care Equipment & Supplies	68,244,487	—	—	68,244,487
Hotels, Restaurants & Leisure	6,664,920	—	—	6,664,920
Household Durables	20,687,707	—	—	20,687,707
Household Products	14,116,458	—	—	14,116,458
Industrial Conglomerates	25,966,870	—	—	25,966,870
Insurance	152,533,248	—	—	152,533,248
IT Services	118,571,239	—	—	118,571,239
Leisure Equipment & Products	11,101,729	—	—	11,101,729
Life Sciences Tools & Services	20,915,364	—	—	20,915,364
Machinery	30,686,517	—	—	30,686,517
Media	50,006,578	—	—	50,006,578
Multi-Utilities	47,585,514	—	—	47,585,514
Multiline Retail	8,778,068	—	—	8,778,068
Oil, Gas & Consumable Fuels	206,377,142	—	—	206,377,142
Pharmaceuticals	156,349,322	20,022,461	—	176,371,783
Professional Services	12,776,769	—	—	12,776,769
Road & Rail	11,058,495	—	—	11,058,495
Semiconductors & Semiconductor Equipment	29,560,298	—	—	29,560,298
Software	40,487,276	—	—	40,487,276
Specialty Retail	40,391,469	—	—	40,391,469
Tobacco	84,080,167	—	—	84,080,167
Wireless Telecommunication Services	—	33,747,055	—	33,747,055

Total Common Stock	1,969,428,374	112,178,926	—	2,081,607,300

Total Convertible Preferred Stock*	3,622,706	—	—	3,622,706

Total Preferred Stock*	3,456,800	—	—	3,456,800

Short Term Investments
Commercial Paper	—	14,189,000	—	14,189,000
Mutual Funds	40,265,095	—	—	40,265,095

Total Short Term Investments	40,265,095	14,189,000	—	54,454,095

Total Investments	$2,016,772,975	$126,367,926	$—	$2,143,140,901

*	See Schedule of Investments for additional detailed categorizations.

MSF-149

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—96.5% of Net Assets

Security Description	Shares	Value

Australia—8.3%
AGL Energy, Ltd.	27,513	$430,767
Alumina, Ltd.	143,169	250,921
Amcor, Ltd.	82,560	520,423
AMP, Ltd.	133,697	661,527
Asciano Group	176,800	282,470
ASX, Ltd.	11,184	352,707
Australia & New Zealand Banking Group, Ltd.	169,628	3,889,422
AXA Asia Pacific Holdings, Ltd.	68,772	342,271
Bendigo Bank, Ltd.	23,062	204,324
BGP Holdings plc (a)	713,624	0
BHP Billiton, Ltd.	224,580	8,577,573
Billabong International, Ltd. (b)	13,968	107,796
BlueScope Steel, Ltd.	108,435	230,110
Boral, Ltd.	40,356	180,143
Brambles, Ltd.	89,667	545,781
Caltex Australia, Ltd.	9,532	110,862
CFS Retail Property Trust (REIT) (b)	151,292	277,600
Coca-Cola Amatil, Ltd.	42,510	493,423
Cochlear, Ltd.	4,633	315,379
Commonwealth Bank of Australia	103,407	5,123,547
Computershare, Ltd.	29,681	281,979
Crown, Ltd.	29,464	239,363
CSL, Ltd.	38,661	1,237,203
CSR, Ltd. (b)	108,743	189,782
DB RREEF Trust (REIT)	280,990	232,627
Fairfax Media, Ltd.	150,980	214,172
Fortescue Metals Group, Ltd. (c)	82,630	417,760
Foster’s Group, Ltd.	131,472	778,371
Goodman Fielder, Ltd. (b)	86,233	109,056
Goodman Group (REIT)	413,385	258,177
GPT Group (REIT)	146,286	416,930
Harvey Norman Holdings, Ltd. (b)	35,397	129,214
Incitec Pivot, Ltd.	104,676	363,877
Insurance Australia Group, Ltd.	133,405	472,572
Leighton Holdings, Ltd. (b)	9,786	313,267
Lend Lease Corp., Ltd.	37,629	277,276
Macquarie Group, Ltd.	23,140	814,445
Macquarie Infrastructure Group	183,237	264,961
Metcash, Ltd.	49,589	209,684
Mirvac Group (REIT)	222,329	286,320
National Australia Bank, Ltd.	141,946	3,482,870
Newcrest Mining, Ltd.	51,152	1,964,808
OneSteel, Ltd.	95,679	271,453
Orica, Ltd.	24,272	604,240
Origin Energy, Ltd.	62,078	953,810
Oxiana, Ltd.	189,734	267,310
Paladin Energy, Ltd. (b) (c)	39,416	137,018
Qantas Airways, Ltd.	98,431	265,914
QBE Insurance Group, Ltd.	71,109	1,188,402
Rio Tinto, Ltd.	28,998	2,155,610
Santos, Ltd.	55,596	690,473
Sims Group, Ltd.	9,738	165,730
Sonic Healthcare, Ltd.	24,290	259,048
Stockland (REIT)	170,116	632,521
Suncorp-Metway, Ltd.	85,502	745,113
TABCORP Holdings, Ltd. (b)	39,512	267,808
Tattersall’s, Ltd.	76,330	176,640
Telstra Corp., Ltd.	286,849	727,705
Toll Holdings, Ltd.	41,980	268,282

Security Description	Shares	Value

Australia—(Continued)
Transurban Group	94,803	$456,632
Wesfarmers, Ltd.	66,995	2,133,576
Wesfarmers, Ltd. (Price Protected Shares) (c)	11,090	355,742
Westfield Group (REIT)	147,020	1,745,291
Westpac Banking Corp.	199,268	4,483,677
Woodside Petroleum, Ltd.	36,229	1,539,312
Woolworths, Ltd.	83,110	2,322,544
WorleyParsoms, Ltd.	12,991	279,886

		58,945,497

Austria—0.3%
Erste Group Bank AG	12,016	482,578
IMMOEAST Anspr Nachb (a) (c) (d)	27,192	0
IMMOFINANZ AG	66,338	248,076
OMV AG	9,171	344,250
Raiffeisen International Bank Holding AG (b)	3,451	160,847
Telekom Austria AG	22,221	334,516
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (b)	5,457	196,063
Voestalpine AG	7,335	271,065
Wiener Staedtische Versicherung AG	2,911	156,786

		2,194,181

Belgium—0.9%
Anheuser-Busch InBev NV	48,418	2,848,625
Anheuser-Busch InBev NV (VVPR Strip) (c)	17,553	72
Belgacom S.A.	10,680	417,511
Colruyt S.A.	1,086	287,457
Delhaize Group	6,756	490,530
Dexia S.A.	33,984	149,698
Fortis	175,492	503,594
Fortis Bank S.A. (c)	5	170
Groupe Bruxelles Lambert S.A.	5,116	426,551
KBC Groep NV	10,239	461,047
Mobistar S.A.	1,944	119,315
Solvay S.A.	4,497	480,870
UCB S.A.	6,793	235,962
Umicore S.A.	7,299	316,183

		6,737,585

Bermuda—0.4%
Cheung Kong Infrastructure Holdings, Ltd. (HKD)	33,000	130,845
Esprit Holdings, Ltd. (HKD)	77,978	419,579
Kerry Properties, Ltd. (HKD)	46,500	250,694
Li & Fung, Ltd. (HKD)	150,800	847,461
Noble Group, Ltd. (SGD)	200,909	288,754
NWS Holdings, Ltd. (HKD)	62,000	121,371
Orient Overseas International, Ltd. (HKD)	16,500	131,569
SeaDrill, Ltd. (NOK) (b)	18,268	531,880
Shangri-La Asia, Ltd. (HKD) (b)	101,114	229,096
Yue Yuen Industrial Holdings, Ltd. (HKD) (b)	50,500	186,701

		3,137,950

Cayman Islands—0.1%
ASM Pacific Technology, Ltd. (HKD) (b)	14,200	126,491
Foxconn International Holdings, Ltd. (HKD) (b) (c)	152,000	111,327
Sands China, Ltd. (HKD) (b) (c)	165,200	296,659
Wynn Macau, Ltd. (HKD) (c)	104,000	179,649

		714,126

MSF-150

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Cyprus—0.0%
Bank of Cyprus Public Co., Ltd. (c)	35,461	$178,559

Denmark—1.0%
AP Moller-Maersk A/S (Series A)	35	283,329
AP Moller-Maersk A/S (Series B)	87	724,136
Carlsberg A/S (Class B) (b)	7,030	733,615
Coloplast A/S	1,846	220,528
Danske Bank A/S	29,850	720,679
DSV A/S (b)	12,153	247,916
Novo Nordisk A/S (b)	28,996	2,874,256
Novozymes A/S (Series B) (b)	3,213	409,214
TrygVesta A/S	1,756	105,610
Vestas Wind Systems A/S (c)	13,387	504,672
William Demant Holding (c)	1,624	119,684

		6,943,639

Finland—1.1%
Elisa Oyj	9,437	216,761
Fortum Oyj (b)	29,587	776,097
Kesko Oyj (b)	4,472	210,097
Kone Oyj	10,280	532,335
Metso Oyj (b)	8,217	378,037
Neste Oil Oyj (b)	7,224	113,077
Nokia Oyj	248,617	2,503,619
Nokian Renkaat Oyj (b)	7,322	252,194
Orion Oyj (Series B) (b)	5,820	116,430
Outokumpu Oyj (b)	11,436	228,008
Pohjola Bank plc (b)	9,006	109,611
Rautaruukki Oyj (b)	5,366	111,149
Sampo Oyj	27,863	754,223
Sanoma Oyj (b)	5,245	111,116
Stora Enso Oyj (b)	40,497	402,142
UPM-Kymmene Oyj (b)	32,997	567,078
Wartsila Oyj (b)	5,341	349,298

		7,731,272

France—9.4%
Accor S.A.	9,539	348,710
Aeroports de Paris	2,209	180,595
Air France-KLM	7,711	118,387
Air Liquide S.A.	18,888	2,314,264
Alcatel-Lucent	146,253	494,830
Alstom (b)	14,355	735,501
Atos Origin S.A.	3,177	144,242
AXA S.A.	115,073	2,023,448
BNP Paribas	62,920	4,502,773
Bouygues (b)	15,053	647,565
Bureau Veritas S.A. (c)	4,290	300,239
Cap Gemini S.A. (b)	9,755	490,935
Carrefour S.A.	40,028	2,158,899
Casino Guichard-Perrachon S.A. (c)	4,291	394,124
Christian Dior S.A.	4,271	560,023
Cie de Saint-Gobain	25,062	1,119,023
Cie Generale d’Optique Essilor International S.A.	13,981	963,784
Cie Generale de Geophysique-Veritas (c)	8,270	182,533
CNP Assurances	10,520	195,775
Compagnie Générale des Etablissements Michelin (Class B)	9,437	721,218

Security Description	Shares	Value

France—(Continued)
Credit Agricole S.A. (b)	60,620	$953,733
Dassault Systemes S.A. (b)	4,077	300,816
Edenred (c)	9,539	189,240
EDF S.A.	17,389	751,638
Eiffage S.A. (b)	2,346	112,023
Eramet	363	107,775
Eurazeo	1,920	129,105
Eutelsat Communications	5,527	211,388
Fonciere Des Regions (b)	1,625	173,471
France Telecom S.A.	123,181	2,669,194
Gaz de France S.A.	82,586	2,969,954
Gecina S.A. (REIT)	1,319	156,808
Groupe Danone	39,009	2,339,442
Groupe Eurotunnel S.A.	31,166	265,574
Hermes International	3,409	780,973
ICADE	2,071	218,041
Imerys S.A. (c)	2,253	135,536
JC Decaux S.A. (b)	4,428	117,133
Klepierre (REIT)	5,150	199,381
L’Oreal S.A.	15,817	1,784,737
Lafarge S.A.	13,215	759,507
Lagardere S.C.A. (b)	8,303	325,231
Legrand S.A. (b)	8,913	302,042
lliad S.A. (b)	1,063	111,075
LVMH Moet Hennessy Louis Vuitton S.A.	16,180	2,381,622
Metropole Television S.A.	4,450	104,944
Natixis	61,277	352,132
Neopost S.A.	1,997	148,886
Pernod-Ricard S.A. (b)	13,104	1,097,851
Peugoet S.A.	11,483	388,055
Pinault-Printemps-Redoute S.A.	4,886	791,873
Publicis Groupe (b)	7,880	375,309
Renault S.A.	12,949	669,780
Safran S.A.	14,320	404,050
Sanofi-Aventis S.A.	69,932	4,673,346
Schneider Electric S.A.	16,342	2,079,367
Scor SE	11,686	279,812
Societe Television Francaise 1	8,156	127,254
Société BIC S.A.	1,753	140,979
Société Générale	41,784	2,422,550
Sodexho	5,937	386,569
Suez Environnement S.A.	16,270	301,539
Technip S.A.	7,627	616,266
Thales S.A.	6,811	249,432
Total S.A. (b)	141,427	7,305,153
Unibail-Rodamco (REIT)	6,069	1,351,396
Vallourec S.A.	7,966	793,823
Veolia Environnement	23,240	613,385
Vinci S.A.	29,383	1,478,242
Vivendi	81,666	2,242,030

		66,436,330

Germany—7.1%
Adidas AG (b)	13,649	847,182
Allianz SE	30,390	3,435,675
BASF SE	61,036	3,861,743
Bayer AG	54,953	3,842,853
Bayerische Motoren Werke AG (b)	22,590	1,589,248
Beiersdorf AG	6,805	418,295

MSF-151

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Celesio AG (b)	5,284	$115,319
Commerzbank AG (b)	47,713	395,428
Continental AG	3,414	265,812
Daimler AG	60,394	3,837,197
Deutsche Bank AG (b)	41,579	2,275,670
Deutsche Boerse AG (b)	12,893	862,256
Deutsche Lufthansa AG (b)	17,782	327,865
Deutsche Post AG	56,379	1,025,286
Deutsche Postbank AG (b)	5,103	173,982
Deutsche Telekom AG	192,618	2,633,970
E.ON AG (b)	120,554	3,553,399
Fraport AG Frankfurt Airport Services (b)	2,305	140,481
Fresenius Medical Care AG (b)	13,746	850,570
Fresenius SE	1,898	152,148
GEA Group AG (b)	10,696	268,001
Hannover Rueckversicherung AG (b)	3,778	174,034
HeidelbergCement AG (b)	9,200	444,699
Henkel AG & Co. KGaA	9,848	446,613
Hochtief AG (b)	2,679	232,769
Infineon Technologies AG (c)	73,323	510,057
K&S AG	9,353	560,911
Linde AG	11,317	1,478,338
MAN AG (b)	6,698	731,667
Merck KGaA (b)	4,173	351,157
Metro AG (b)	8,734	569,875
Müenchener Rüeckversicherungs AG (b)	12,582	1,746,100
Puma AG Rudolf Dassler Sport (b)	354	116,989
RWE AG (b)	28,442	1,921,285
Salzgitter AG	2,440	158,593
SAP AG (b)	56,633	2,809,385
Siemens AG	54,660	5,789,429
ThyssenKrupp AG	22,242	727,457
TUI AG	9,396	115,095
United Internet AG (b)	8,781	142,197
Volkswagen AG (b)	1,842	203,600
Wacker Chemie AG (b)	978	181,020

		50,283,650

Greece—0.2%
Alpha Bank A.E.	30,854	193,016
Coca-Cola Hellenic Bottling Co. S.A.	13,179	347,577
EFG Eurobank Ergasias S.A.	22,006	132,123
Hellenic Telecommunications Organization S.A.	17,555	126,239
National Bank of Greece S.A.	40,080	390,598
OPAP S.A.	15,100	238,698
Piraeus Bank S.A.	20,149	99,425
Public Power Corp. S.A.	7,040	109,773

		1,637,449

Hong Kong—2.2%
Bank of East Asia, Ltd.	101,720	427,825
BOC Hong Kong Holdings, Ltd.	253,965	803,156
Cathay Pacific Airways, Ltd.	87,000	235,347
Cheung Kong Holdings, Ltd.	93,000	1,407,853
CLP Holdings, Ltd.	129,877	1,035,585
Hang Lung Group, Ltd.	60,000	391,474
Hang Lung Properties, Ltd.	134,000	650,561
Hang Seng Bank, Ltd. (b)	49,400	726,068

Security Description	Shares	Value

Hong Kong—(Continued)
Henderson Land Development Co., Ltd. (b)	73,000	$518,635
Hong Kong & China Gas Co. (b)	282,914	715,027
Hong Kong Electric Holdings	93,049	564,716
Hong Kong Exchanges & Clearing, Ltd. (b)	67,500	1,326,325
Hopewell Holdings	50,000	161,857
Hutchison Whampoa, Ltd.	139,000	1,293,320
Hysan Development Co., Ltd.	45,000	160,280
MTR Corp. (b)	95,000	359,266
New World Development, Ltd. (b)	174,354	349,495
Sino Land Co. (b)	120,000	247,458
Sun Hung Kai Properties, Ltd.	94,000	1,608,087
Swire Pacific, Ltd.	53,817	739,112
Television Broadcasts, Ltd.	20,000	113,530
The Link (REIT)	148,141	438,524
Wharf Holdings, Ltd.	95,433	612,225
Wheelock & Co., Ltd.	68,000	226,439
Wing Hang Bank, Ltd.	13,500	161,611

		15,273,776

Ireland—0.2%
CRH plc	48,724	804,243
Elan Corp. plc (c)	32,780	187,484
Kerry Group plc	9,378	329,374
The Governor & Co. of the Bank of Ireland (c)	227,250	193,281

		1,514,382

Israel—0.8%
Bank Hapoalim B.M.	77,717	356,548

Bank Leumi le-Israel B.M.	89,243	415,573
Bezeq Israeli Telecommunication Corp., Ltd.	135,077	337,952
Cellcom Israel, Ltd.	4,897	149,345
Isreal Chemicals, Ltd.	33,468	473,903
NICE Systems, Ltd. (c)	5,581	172,544
Partner Communications Co., Ltd.	8,158	151,757
Teva Pharmaceutical Industries, Ltd.	62,899	3,340,804
The Isreal Corp., Ltd.	214	205,288

		5,603,714

Italy—2.7%
A2A S.p.A.	83,970	129,030
Assicuraziono Generali S.p.A.	76,849	1,552,549
Atlantia S.p.A.	17,713	368,069
Autogrill S.p.A. (b)	8,314	104,398
Banca Monte dei Paschi di Siena S.p.A. (b)	158,272	220,018
Banca Popolare di Milano Scarl	27,586	131,915
Banco Popolare Scarl (b)	42,175	252,359
Enel S.p.A.	439,857	2,351,450
Eni S.p.A.	173,523	3,751,644
Fiat S.p.A.	53,237	824,687
Finmeccanica S.p.A. (c)	28,782	342,629
Intesa Sanpaolo S.p.A.	508,690	1,659,256
Intesa Sanpaolo S.p.A.—RNC	59,735	154,374
Luxottica Group S.p.A.	9,343	256,431
Mediaset S.p.A.	51,298	364,381
Mediobanca S.p.A.	33,548	312,944
Parmalat S.p.A.	110,301	283,751
Pirelli & C. S.p.A.	17,048	139,054
Prysmian S.p.A.	13,126	240,606

MSF-152

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Saipem S.p.A.	19,578	$787,110
Snam Rete Gas S.p.A.	90,475	459,236
Telecom Italia S.p.A.	611,689	855,047
Telecom Italia S.p.A.—RNC	396,854	448,719
Terna Rete Elettrica Nazionale S.p.A.	92,170	392,505
UniCredit S.p.A.	903,108	2,315,956
Unione di Banche Italiane SCPA	40,784	396,551

		19,094,669

Japan—20.5%
Advantest Corp. (b)	11,800	235,393
Aeon Co., Ltd. (b)	41,000	440,416
Aeon Mall Co., Ltd.	6,200	150,903
Air Water, Inc. (b)	10,000	118,955
Aisin Seiki Co., Ltd.	12,300	383,441
Ajinomoto Co., Inc.	51,000	499,224
Alfresa Holdings Corp. (b)	2,800	119,329
All Nippon Airways Co., Ltd. (b)	59,000	218,238
Amada Co., Ltd.	27,000	185,348
Asahi Breweries, Ltd. (b)	24,900	498,631
Asahi Glass Co., Ltd.	72,000	735,521
Asahi Kasei Corp.	98,000	540,874
Asics Corp.	11,000	112,304
Astellas Pharma, Inc.	29,500	1,066,407
Benesse Corp.	5,000	240,718
Bridgestone Corp.	44,100	804,688
Brother Industries, Ltd. (b)	16,400	202,895
Canon, Inc.	76,100	3,555,956
Casio Computer Co., Ltd. (b)	18,100	134,412
Central Japan Railway Co.	100	734,991
Chubu Electric Power Co., Inc. (b)	44,700	1,104,468
Chugai Pharmaceutical Co., Ltd.	15,100	277,741
Chuo Mitsui Trust Holdings, Inc.	60,262	200,153
Cosmo Oil Co., Ltd. (b)	43,000	111,944
Credit Saison Co., Ltd. (b)	10,500	140,679
Dai Nippon Printing Co., Ltd. (b)	40,000	489,042
Daicel Chemical Industries, Ltd. (b)	20,000	134,805
Daido Steel Co., Ltd. (b)	21,000	102,276
Daihatsu Motor Co., Ltd.	14,000	187,525
Daiichi Sankyo Co., Ltd.	44,700	909,687
Daikin Industries, Ltd. (b)	16,800	633,218
Daito Trust Construction Co., Ltd.	5,000	298,690
Daiwa House Industry Co., Ltd.	33,000	332,475
Daiwa Securities Group, Inc.	110,000	444,043
Dena Co., Ltd.	5,700	179,386
Denki Kagaku Kogyo K.K.	35,000	150,791
Denso Corp.	33,200	983,128
Dentsu, Inc. (b)	12,700	294,857
East Japan Railway Co.	22,500	1,358,878
Eisai Co., Ltd. (b)	16,600	580,714
Electric Power Development Co., Ltd. (b)	8,800	264,404
Elpida Memory, Inc. (c)	12,800	147,650
FamilyMart Co., Ltd. (b)	4,300	154,215
Fanuc, Ltd.	12,800	1,622,250
Fast Retailing Co., Ltd.	3,600	506,803
Fuji Electric Holdings Co., Ltd.	42,000	110,441
Fuji Heavy Industries, Ltd. (b)	42,000	268,103
FUJIFILM Holdings Corp.	32,600	1,081,841
Fujitsu, Ltd.	125,000	878,847

Security Description	Shares	Value

Japan—(Continued)
Fukuoka Financial Group, Inc. (b)	53,000	$212,318
GS Yuasa Corp. (b)	22,000	154,611
Hamamatsu Photonics KK	4,800	156,775
Hankyu Hanshin Holdings, Inc.	76,000	365,116
Hirose Electric Co., Ltd. (b)	2,200	221,840
Hisamitsu Pharmaceutical Co., Inc. (b)	4,700	192,024
Hitachi Chemical Co., Ltd.	7,300	136,460
Hitachi Construction Machinery Co., Ltd. (b)	6,400	138,672
Hitachi Metals, Ltd. (b)	12,000	141,543
Hitachi, Ltd.	300,000	1,312,057
Hokkaido Electric Power Co., Inc. (b)	15,300	304,538
Hokuhoku Financial Group, Inc.	76,000	139,385
Hokuriku Electric Power Co. (b)	12,000	273,908
Honda Motor Co., Ltd.	111,900	3,977,649
Hoya Corp.	30,100	735,085
Ibiden Co., Ltd.	8,100	206,048
Idemitsu Kosan Co., Ltd.	1,600	137,137
Ihi Corp. (b)	99,000	190,095
Inpex Holdings, Inc.	141	663,345
Isetan Mitsukoshi Holdings, Ltd. (b)	22,400	232,957
Isuzu Motors, Ltd.	84,000	324,815
Itochu Corp. (b)	106,000	971,963
J. Front Retailing Co., Ltd.	30,000	139,635
Japan Prime Realty Investment Corp. (REIT)	49	107,809
Japan Real Estate Investment Corp. (REIT)	33	300,147
Japan Retail Fund Investment Corp. (REIT) (b)	96	135,192
Japan Tobacco, Inc.	317	1,056,358
JFE Holdings, Inc.	32,700	1,001,971
JGC Corp.	13,000	226,061
JS Group Corp.	16,900	331,678
JSR Corp. (b)	11,300	192,760
JTEKT Corp.	12,600	116,282
Jupiter Telecommunications Co., Ltd. (b) (c)	191	205,778
JX Holdings, Inc. (c)	146,700	851,783
Kajima Corp. (b)	59,000	141,963
Kamigumi Co., Ltd.	17,000	126,343
Kaneka Corp.	20,000	120,184
Kansai Paint Co., Ltd.	15,000	127,848
Kao Corp.	36,000	878,041
Kawasaki Heavy Industries, Ltd. (b)	96,000	272,978
Kawasaki Kisen Kaisha, Ltd. (b)	41,000	154,572
KDDI Corp.	194	929,086
Keihin Electric Express Railway Co., Ltd. (b)	36,000	348,003
Keio Corp. (b)	45,000	308,692
Keisei Electric Railway Co., Ltd. (b)	19,000	122,084
Keyence Corp.	3,000	653,798
Kikkoman Corp.	11,000	121,492
Kintetsu Corp. (b)	121,120	409,234
Kirin Holdings Co., Ltd.	56,000	794,380
Kobe Steel, Ltd.	177,000	416,226
Komatsu, Ltd. (b)	63,200	1,470,380
Konami Corp.	8,300	146,787
Konica Minolta Holdings, Inc.	37,000	360,593
Kubota Corp.	81,000	742,854
Kuraray Co., Ltd.	24,500	309,869
Kurita Water Industries, Ltd. (b)	7,100	196,943
Kyocera Corp. (b)	11,100	1,053,746
Kyowa Hakko Kogyo Co., Ltd.	20,000	198,336
Kyushu Electric Power Co., Inc. (b)	25,500	582,092

MSF-153

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Lawson, Inc.	4,900	$224,362
Makita Corp.	9,500	301,673
Marubeni Corp.	112,000	634,317
Marui Group Co., Ltd. (b)	16,400	123,002
Matsushita Electric Industrial Co., Ltd.	129,800	1,759,516
Matsushita Electric Works, Ltd.	24,000	318,394
Mazda Motor Corp. (b)	103,000	248,606
McDonald’s Holdings Co. Japan, Ltd. (b)	4,900	117,897
Mediceo Paltac Holdings Co., Ltd. (b)	11,100	140,984
MEIJI Holdings Co., Ltd. (b)	5,100	240,192
Minebea Co., Ltd. (b)	25,000	129,064
Mitsubishi Chemical Holdings Corp. (b)	88,000	447,613
Mitsubishi Corp.	91,200	2,162,779
Mitsubishi Electric Corp.	126,000	1,085,997
Mitsubishi Estate Co., Ltd.	78,000	1,270,841
Mitsubishi Gas & Chemical Co., Inc. (b)	26,000	151,263
Mitsubishi Heavy Industries, Ltd. (b)	204,000	753,521
Mitsubishi Materials Corp. (b)	79,000	227,600
Mitsubishi Motors Corp. (b) (c)	237,000	309,600
Mitsubishi Tanabe Pharma Corp. (b)	15,000	244,205
Mitsubishi UFJ Financial Group, Inc.	853,588	3,981,190
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	4,150	146,123
Mitsui & Co., Ltd.	114,917	1,708,611
Mitsui Chemicals, Inc.	57,000	153,906
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	50,000	113,371
Mitsui Fudosan Co., Ltd.	56,000	943,894
Mitsui Mining & Smelting Co., Ltd. (b)	42,000	120,180
Mitsui OSK Lines, Ltd.	75,000	472,460
Mitsui Sumitomo Insurance Group	36,500	839,508
Mizuho Financial Group, Inc. (b)	1,363,600	1,978,972
Murata Manufacturing Co., Ltd.	14,100	742,783
Namco Bandai Holdings, Inc. (b)	12,500	115,816
NEC Corp.	172,000	457,096
NGK Insulators, Ltd. (b)	17,000	281,561
NGK Spark Plug Co., Ltd.	10,000	134,006
Nidec Corp.	7,100	632,332
Nikon Corp.	23,000	427,721
Nintendo Co., Ltd. (b)	6,600	1,648,249
Nippon Building Fund, Inc. (REIT)	35	306,265
Nippon Electric Glass Co., Ltd.	23,000	314,264
Nippon Express Co., Ltd.	59,000	224,298
Nippon Meat Packers, Inc. (b)	14,000	171,597
Nippon Paper Group, Inc. (b)	6,300	157,759
Nippon Sheet Glass Co., Ltd. (b)	70,000	152,855
Nippon Steel Corp.	343,000	1,168,628
Nippon Telephone & Telegraph Corp.	34,400	1,497,336
Nippon Yusen K.K.	101,000	414,440
Nissan Chemical Industries, Ltd.	10,000	112,955
Nissan Motor Co., Ltd. (b)	165,600	1,449,401
Nisshin Seifun Group, Inc.	13,000	171,053
Nissin Food Products Co., Ltd. (b)	4,700	169,763
Nitori Co., Ltd. (b)	2,650	221,419
Nitto Denko Corp.	10,700	419,342
NKSJ Holdings, Inc. (c)	99,000	622,388
NOK Corp. (b)	8,300	144,237
Nomura Holdings, Inc.	247,200	1,197,884
Nomura Real Estate Office Fund, Inc. (REIT)	20	110,971
Nomura Research Institute, Ltd. (b)	6,200	116,450
NSK, Ltd. (b)	30,000	203,862

Security Description	Shares	Value

Japan—(Continued)
NTN Corp.	47,000	$203,093
NTT Data Corp. (b)	80	253,360
NTT DoCoMo, Inc. (b)	1,041	1,737,311
Obayashi Corp. (b)	39,000	154,982
Odakyu Electric Railway Co., Ltd. (b)	40,000	369,995
OJI Paper Co., Ltd. (b)	68,000	300,767
Olympus Corp. (b)	16,000	419,922
Omron Corp.	13,600	309,507
Ono Pharmaceutical Co., Ltd.	6,400	278,482
Oracle Corp. Japan (b)	2,800	133,243
Oriental Land Co., Ltd. (b)	3,400	316,844
ORIX Corp. (b)	7,060	540,338
Osaka Gas Co., Ltd.	148,000	533,520
Rakuten, Inc. (b)	495	362,035
Resona Holdings, Inc. (b)	41,400	371,715
Ricoh Co., Ltd. (b)	45,000	636,030
Rinnai Corp.	2,800	164,622
Rohm Co., Ltd.	6,700	414,023
Sankyo Co., Ltd.	3,600	190,718
Santen Pharmaceutical Co., Ltd. (b)	5,500	190,439
Sanyo Electric Co., Ltd. (b)	110,000	181,073
Sapporo Hokuyo Holdings, Inc.	23,500	108,759
SBI Holdings, Inc. (b)	1,149	144,351
Secom Co., Ltd.	13,500	609,253
Sega Sammy Holdings, Inc.	13,400	204,272
Seiko Epson Corp.	8,600	130,570
Sekisui Chemical Co., Ltd.	27,000	163,578
Sekisui House, Ltd.	35,000	314,778
Seven & I Holdings Co., Ltd.	52,900	1,240,757
Sharp Corp. (b)	65,000	646,611
Shikoku Electric Power Co., Inc. (b)	11,700	335,603
Shimadzu Corp. (b)	18,000	138,335
Shimamura Co., Ltd.	1,400	130,005
Shimano, Inc. (b)	4,000	211,904
Shimizu Corp. (b)	37,000	136,863
Shin-Etsu Chemical Co., Ltd.	27,200	1,327,220
Shionogi & Co., Ltd. (b)	19,000	347,749
Shiseido Co., Ltd. (b)	24,000	539,336
Showa Denko K.K.	129,000	247,728
Showa Shell Sekiyu KK (b)	14,000	106,924
SMC Corp.	3,700	488,755
Softbank Corp. (b)	54,700	1,791,226
Sojitz Corp.	113,600	204,383
Sony Corp.	66,500	2,055,428
Sony Financial Holdings, Inc.	64	208,255
Square Enix Holdings Co., Ltd. (b)	4,700	105,405
Stanley Electric Co., Ltd. (b)	11,800	188,375
Sumco Corp. (b)	8,200	128,139
Sumitomo Chemical Co., Ltd.	121,000	531,358
Sumitomo Corp. (b)	76,600	989,061
Sumitomo Electric Industries, Ltd.	48,434	591,714
Sumitomo Heavy Industries, Ltd.	39,000	201,377
Sumitomo Metal Industries, Ltd.	239,000	605,243
Sumitomo Metal Mining Co., Ltd.	34,000	520,081
Sumitomo Mitsui Financial Group, Inc.	90,200	2,630,173
Sumitomo Realty & Development Co., Ltd. (b)	25,000	517,519
Sumitomo Rubber Industries, Ltd.	12,500	122,407
Suruga Bank, Ltd.	17,000	149,786
Suzuken Co., Ltd. (b)	5,574	184,368

MSF-154

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Suzuki Motor Corp. (b)	22,700	$477,147
Sysmex Corp. (b)	2,000	138,621
T&D Holdings, Inc. (b)	18,950	395,665
Taisei Corp. (b)	69,000	142,210
Taisho Pharmaceutical Co., Ltd.	10,000	202,191
Taiyo Nippon Sanso Corp. (b)	18,000	153,329
Takashimaya Co., Ltd. (b)	19,000	146,781
Takeda Pharmaceutical Co., Ltd. (b)	49,600	2,283,724
TDK Corp. (b)	8,400	469,648
Teijin, Ltd.	66,000	217,759
Terumo Corp.	11,000	584,767
The 77 Bank, Ltd. (b)	20,000	101,413
The Bank of Kyoto, Ltd.	22,000	178,551
The Bank of Yokohama, Ltd.	83,000	388,201
The Chiba Bank, Ltd. (b)	49,000	286,150
The Chugoku Bank, Ltd. (b)	12,000	145,804
The Chugoku Electric Power Co., Inc. (b)	18,300	360,790
The Dai-ichi Life Insurance Co., Ltd.	530	639,599
The Furukawa Electric Co., Ltd. (b)	57,000	214,881
The Gunma Bank, Ltd.	26,000	136,230
The Hachijuni Bank, Ltd.	30,000	156,765
The Hiroshima Bank, Ltd. (b)	38,000	154,692
The Iyo Bank, Ltd. (b)	17,000	137,936
The Japan Steel Works, Ltd. (b)	21,000	198,064
The Joyo Bank, Ltd. (b)	54,000	235,297
The Kansai Electric Power Co., Inc.	50,800	1,233,035
The Nishi-Nippon Bank, Ltd.	52,000	148,966
The Shizuoka Bank, Ltd. (b)	41,000	352,885
The Sumitomo Trust & Banking Co., Ltd.	91,000	456,274
The Tokyo Electric Power Co., Inc.	80,100	1,952,913
THK Co., Ltd.	7,700	144,578
Tobu Railway Co., Ltd. (b)	52,000	299,711
Toho Co., Ltd. (b)	6,367	102,360
Toho Gas Co., Ltd. (b)	31,000	153,262
Tohoku Electric Power Co., Inc.	29,800	658,841
Tokio Marine Holdings, Inc.	48,000	1,296,552
Tokuyama Corp. (b)	33,000	167,819
Tokyo Electron, Ltd.	11,400	573,063
Tokyo Gas Co., Ltd. (b)	170,000	771,250
Tokyo Tatemono Co., Ltd. (b)	29,000	111,365
Tokyu Corp. (b)	76,000	336,007
Tokyu Land Corp. (b)	29,000	120,447
TonenGeneral Sekiyu K.K. (b)	18,000	166,623
Toppan Printing Co., Ltd. (b)	41,000	321,229
Toray Industries, Inc. (b)	98,000	545,506
Toshiba Corp.	265,000	1,284,616
TOTO, Ltd. (b)	19,000	130,390
Toyo Seikan Kaisha, Ltd. (b)	10,200	184,120
Toyo Suisan Kaisha, Ltd.	6,000	123,734
Toyoda Gosei Co., Ltd.	4,700	103,537
Toyota Industries Corp.	12,600	336,947
Toyota Motor Corp.	184,700	6,615,357
Toyota Tsusho Corp.	14,200	209,640
Trend Micro, Inc.	7,000	208,640
Tsumura & Co	3,900	121,198
Ube Industries, Ltd.	68,000	150,948
Unicharm Corp. (b)	9,600	386,556
UNY Co., Ltd.	13,800	109,400
Ushio, Inc. (b)	8,700	146,698

Security Description	Shares	Value

Japan—(Continued)
USS Co., Ltd.	1,730	$129,212
West Japan Railway Co.	109	390,984
Yahoo! Japan Corp. (b)	1,158	400,287
Yakult Honsha Co., Ltd. (b)	8,700	268,820
Yamada Denki Co., Ltd.	5,590	346,656
Yamaguchi Financial Group, Inc.	15,000	141,506
Yamaha Corp.	11,500	133,707
Yamaha Motor Co., Ltd. (b)	17,800	266,773
Yamato Holdings Co., Ltd.	27,000	327,083
Yamazaki Baking Co., Ltd.	9,000	109,727
Yaskawa Electric Corp. (b)	18,000	145,443
Yokogawa Electric Corp.	16,700	113,553

		145,608,490

Luxembourg—0.5%
ArcelorMittal	56,699	1,879,197
Millicom International Cellular S.A. (SEK) (c)	5,730	547,713
SES S.A.	18,798	452,782
Tenaris S.A.	31,061	597,363

		3,477,055

Netherlands—2.8%
Aegon NV	102,173	613,672
Akzo Nobel NV	14,996	929,067
ASML Holding NV (b)	30,492	915,588
Corio NV (REIT)	4,018	275,238
European Aeronautic Defense & Space Co. NV (b)	27,187	680,849
Fugro NV	4,445	292,910
Heineken Holding NV	6,799	298,164
Heineken NV	17,381	904,773
ING Groep NV	256,189	2,649,618
James Hardie Industries NV (AUD)	30,172	163,610
Koninklijke Ahold NV	80,218	1,083,357
Koninklijke Boskalis Westminster NV	6,001	252,388
Koninklijke DSM NV (b)	10,134	520,677
Koninklijke KPN NV	112,246	1,740,066
Koninklijke Philips Electronics NV (b)	66,563	2,101,212
Koninklijke Vopak NV	4,066	194,568
QIAGEN NV (c)	14,898	266,896
Randstad Holding NV	7,076	322,183
Reed Elsevier NV	48,042	607,623
SBM Offshore NV	10,101	192,015
STMicroelectronics NV	44,693	343,553
TNT NV	24,146	650,617
Unilever NV (b)	108,946	3,268,850
Wolters Kluwer NV	17,885	376,823

		19,644,317

New Zealand—0.1%
Fletcher Building, Ltd.	59,357	351,588
Telecom Corp. of New Zealand, Ltd.	247,043	369,615

		721,203

Norway—0.7%
Aker Solutions ASA	11,775	171,596
DnB NOR ASA (b)	66,462	909,987
Norsk Hydro ASA (b)	59,320	360,013
Orkla ASA (b)	54,230	502,272

MSF-155

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
StatoilHydro ASA (b)	78,299	$1,641,633
Telenor ASA	56,038	882,273
Yara International ASA (b)	12,325	560,342

		5,028,116

Portugal—0.3%
Banco Comercial Portugues S.A. (b)	236,836	206,949
Banco Espirito Santo S.A.	39,907	184,721
Energias de Portugal S.A.	120,505	413,314
Galp Energia, SGPS, S.A. (b)	18,188	314,861
Jeronimo Martins, SGPS, S.A.	16,067	215,452
Portugal Telecom, SGPS, S.A.	49,542	660,967

		1,996,264

Singapore—1.6%
Ascendas Real Estate Investment Trust	106,000	176,798
CapitaLand, Ltd.	174,000	536,719
CapitaMall Trust (REIT)	153,200	250,621
CapitaMalls Asia, Ltd. (b) (c)	88,000	144,799
City Developments, Ltd. (b)	34,000	329,600
ComfortDelGro Corp., Ltd.	153,000	176,680
DBS Group Holdings, Ltd.	112,467	1,203,099
Fraser & Neave, Ltd.	70,000	346,499
Genting Singapore plc (b) (c)	428,200	606,862
Golden Agri-Resources, Ltd.	492,569	213,260
Jardine Cycle & Carriage, Ltd.	9,000	269,477
Keppel Corp., Ltd.	87,000	594,953
Keppel Land, Ltd.	54,000	166,129
Olam International, Ltd. (b)	90,000	222,904
Oversea-Chinese Banking Corp., Ltd.	156,880	1,054,739
SembCorp Industries, Ltd.	71,000	235,187
SembCorp Marine, Ltd. (b)	63,000	188,607
Singapore Airlines, Ltd.	36,940	458,064
Singapore Exchange, Ltd. (b)	56,000	384,701
Singapore Press Holdings, Ltd. (b)	87,250	282,185
Singapore Technologies Engineering, Ltd.	126,000	322,359
Singapore Telecommunications, Ltd.	529,820	1,264,050
United Overseas Bank, Ltd.	80,392	1,118,899
UOL Group, Ltd.	34,000	119,877
Wilmar International, Ltd. (b)	130,000	593,570
Yangzijiang Shipbuilding Holdings, Ltd.	105,000	140,750

		11,401,388

Spain—3.7%
Abertis Infraestructuras S.A. (b)	19,506	364,283
Acciona S.A.	1,555	131,895
Acerinox S.A.	12,363	220,726
ACS Actividades de Construccion y Servicios S.A. (b)	9,579	479,649
Banco de Sabadell S.A. (b)	58,724	294,378
Banco Popular Espanol S.A. (b)	64,589	409,489
Banco Santander S.A.	551,610	6,998,739
Bankinter S.A. (b)	19,806	137,672
BBVA S.A. (b)	242,013	3,282,174
Cintra Concesiones de Infraestructuras de Transporte S.A.	31,917	299,438
Criteria Caixacorp S.A. (c)	53,350	281,003
Enagas S.A.	15,504	315,092

Security Description	Shares	Value

Spain—(Continued)
Gas Natural SDG S.A.	15,186	$226,458
Grifols S.A. (b)	8,240	118,296
Iberdrola Renovables (c)	51,000	169,967
Iberdrola S.A.	275,506	2,126,082
Iberia Lineas Aereas de Espana S.A.	35,479	137,086
Inditex S.A.	14,621	1,162,269
Indra Sistemas S.A. (b)	8,289	158,556
Mapfre S.A.	49,793	152,009
Red Electrica de Espana	6,962	328,334
Repsol YPF S.A.	49,126	1,269,779
Telefonica S.A.	275,337	6,840,289
Zardoya Otis S.A.	7,991	143,367

		26,047,030

Sweden—3.0%
Alfa Laval AB (b)	26,060	457,987
Assa Abloy AB (Series B)	20,057	507,349
Atlas Copco AB (Series A)	47,555	921,030
Atlas Copco AB (Series B) (b)	26,061	459,496
Boliden AB (b)	18,744	284,998
Electrolux AB (b)	17,118	422,512
Getinge AB (Class B) (b)	13,484	315,676
Hennes & Mauritz AB (Series B)	68,570	2,486,303
Hexagon AB	12,818	275,703
Holmen AB (Series B)	3,603	111,391
Husqvarna AB (Series B) (b)	25,677	190,631
Investor AB	28,200	573,034
Kinnevik Investment AB	14,418	306,092
Modern Times Group AB (b)	3,471	259,075
Nordea Bank AB (b)	212,589	2,221,106
Ratos AB	6,774	234,534
Sandvik AB	66,936	1,028,985
Scania AB	21,772	481,914
Securitas AB (b)	21,462	231,679
Skandinaviska Enskilda Banken AB (Series A)	94,431	702,455
Skanska AB (b)	25,167	463,108
SKF AB	24,717	569,886
SSAB AB (Series A) (b)	11,498	183,812
Svenska Cellulosa AB	41,939	639,776
Svenska Handelsbanken AB (b)	32,448	1,066,373
Swedbank AB	47,718	663,557
Swedish Match AB	14,499	387,461
Tele2 AB (b)	21,032	442,410
Telefonaktiebolaget LM Ericsson (Class B) (b)	200,509	2,205,872
TeliaSonera AB (b)	149,892	1,213,946
Volvo AB (Series B)	69,624	1,024,991

		21,333,142

Switzerland—7.5%
ABB, Ltd.	149,385	3,170,478
Actelion, Ltd. (c)	6,285	253,398
Adecco S.A.	8,604	452,942
Aryzta AG	5,635	247,535
Baloise Holdings AG	3,194	290,075
Cie Financiere Richemont S.A.	34,383	1,664,518
Credit Suisse Group AG	76,004	3,274,087
GAM Holding, Ltd.	13,088	199,721
Geberit AG	2,512	450,335

MSF-156

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Givaudan S.A.	554	$569,705
Holcim, Ltd.	16,309	1,054,552
Julius Baer Group, Ltd.	13,088	479,852
Kuehne & Nagel International AG	3,252	393,162
Lindt & Spruengli AG	7	196,728
Lindt & Spruengli AG (Participation Certificate)	55	132,659
Logitech International S.A. (c)	10,725	188,151
Lonza Group AG (b)	2,935	252,327
Nestle S.A.	231,904	12,431,715
Nobel Biocare Holding AG (b)	8,030	145,346
Novartis AG	141,122	8,179,449
Pargesa Holding S.A.	1,694	124,494
Roche Holding AG	46,987	6,453,049
Schindler Holding AG	1,428	153,613
SGS S.A.	358	582,281
Sika AG	137	254,384
Sonova Holding AG (b)	2,955	363,134
Straumann Holding AG	534	119,929
Swatch Group AG (Class A)	3,213	223,466
Swatch Group AG (Class B)	2,093	793,484
Swiss Life Holding AG (c)	2,159	247,030
Swiss Reinsurance	22,832	1,005,762
Swisscom AG	1,500	609,087
Syngenta AG	6,316	1,579,793
UBS AG	243,391	4,163,975
Zurich Financial Services AG	10,014	2,362,537

		53,062,753

United Kingdom—21.0%
3i Group plc (c)	63,549	287,462
Admiral Group plc	11,691	306,628
Aggreko plc	17,400	431,026
AMEC plc	19,703	306,620
Anglo American plc (c)	89,029	3,553,802
Antofagasta plc	24,514	478,785
ARM Holdings plc (b)	87,726	548,546
Associated British Foods plc	22,128	365,967
AstraZeneca plc	97,427	4,961,851
Autonomy Corp. plc	13,555	387,567
Aviva plc	183,800	1,157,680
Babcock International Group plc	24,050	216,147
BAE Systems plc	232,106	1,253,296
Balfour Beatty plc	43,332	182,954
Barclays plc	759,430	3,577,234
BG Group plc	223,783	3,947,200
BHP Billiton plc	148,119	4,744,168
BP plc (c)	1,255,281	8,608,404
British Airways plc (b)	41,370	158,231
British American Tobacco plc	134,237	5,030,950
British Land Co. plc (REIT)	62,096	455,314
British Sky Broadcasting plc	73,950	822,184
BT Group plc	513,648	1,133,918
Bunzl plc	22,401	268,160
Burberry Group plc	26,876	440,781
Cable & Wireless Worldwide	157,710	182,577
Cairn Energy plc (c)	100,118	716,196
Capita Group plc	39,413	488,615
Carnival plc (b) (c)	11,804	465,761
Centrica plc	336,050	1,713,913

Security Description	Shares	Value

United Kingdom—(Continued)
Cobham plc	73,272	$267,053
Compass Group plc	121,661	1,017,666
Diageo plc	167,496	2,895,288
Eurasian Natural Resources Corp. (c)	21,266	308,581
Experian Group, Ltd.	72,050	787,206
FirstGroup plc	30,753	175,946
Fresnillo plc	11,783	230,997
G4S plc	106,542	427,660
GlaxoSmithKline plc	345,278	6,833,088
Hammerson plc (REIT) (c)	42,216	262,481
Home Retail Group plc	54,363	176,616
HSBC Holdings plc	1,165,235	11,837,202
ICAP plc	36,213	246,698
Imperial Tobacco Group plc	67,153	2,010,271
Inmarsat plc	28,473	297,869
Intercontinental Hotels Group plc (b)	21,614	388,283
International Power plc	99,277	607,713
Intertek Group plc	10,631	306,884
Invensys plc	47,928	225,601
Investec plc	26,347	211,431
J. Sainsbury plc	74,987	461,570
Johnson Matthey plc	14,556	404,435
Kazakhmys plc	13,920	319,457
Kingfisher plc	152,400	562,279
Land Securities Group plc (REIT)	56,400	568,533
Legal & General Group plc	436,393	713,175
Liberty International plc (REIT)	30,011	173,707
Lloyds Banking Group plc	2,685,151	3,143,566
London Stock Exchange Group plc	9,645	103,577
Lonmin plc	11,828	311,683
Man Group plc	108,024	373,696
Marks & Spencer Group plc	115,336	705,838
National Grid plc	228,213	1,943,292
Next plc	13,648	476,936
Old Mutual plc	385,579	844,113
Pearson plc	53,871	837,057
Petrofac, Ltd.	17,337	375,417
Prudential plc	175,925	1,766,278
Randgold Resources, Ltd.	5,835	591,573
Reckitt Benckiser Group plc	41,515	2,292,506
Reed Elsevier plc	79,515	675,160
Resolution, Ltd.	99,349	383,665
Rexam plc	57,692	279,403
Rio Tinto plc	96,881	5,706,517
Rolls-Royce Group plc	123,171	1,172,872
Royal Bank of Scotland Group plc (c)	1,125,807	839,660
Royal Dutch Shell plc (Class A)	238,857	7,216,390
Royal Dutch Shell plc (Class B)	180,858	5,296,200
RSA Insurance Group plc	229,787	473,515
SABMiller plc	63,443	2,036,178
Sage Group, Ltd.	81,897	356,942
Schroders plc	6,754	153,295
Scottish & Southern Energy plc	60,565	1,067,476
Segro plc (REIT)	61,844	266,494
Serco Group plc	34,317	332,906
Severn Trent plc	14,349	296,613
Shire plc	37,281	842,114
Smith & Nephew plc	56,488	516,973
Smiths Group plc	25,680	493,974

MSF-157

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Standard Chartered plc	136,600	$3,937,498
Standard Life plc	141,054	514,272
Tesco plc	534,035	3,569,893
Thomas Cook Group plc	56,080	151,771
TUI Travel plc (b)	44,767	151,361
Tullow Oil plc	57,465	1,154,716
Unilever plc	87,754	2,550,552
United Utilities Group plc	48,207	435,518
Vendeta Resources plc (b)	9,571	327,279
Vodafone Group plc	3,519,066	8,738,507
Whitbread plc	14,577	373,631
WM Morrison Supermarkets plc	149,552	697,170
Wolseley plc (c)	18,230	460,379
WPP plc	82,700	918,688
Xstrata plc	137,592	2,650,406

		148,713,147

United States—0.1%
Synthes, Inc. (CHF) (c)	4,471	519,723

Total Common Stock (Identified Cost $688,635,584)		683,979,407

Exchange Traded Funds—2.4%

United States—2.4%
iShares MSCI EAFE Index Fund	306,800	16,849,456

Total Exchange Traded Funds (Identified Cost $14,945,243)		16,849,456

Preferred Stock—0.5%

Germany—0.4%
Bayerische Motoren Werke AG	3,505	163,992
Fresenius SE (b)	6,173	499,204
Henkel AG & Co. KGaA (b)	11,897	640,827
Porsche Automobil Holding SE	5,610	278,706
RWE AG	2,982	190,582
Volkswagen AG	11,067	1,339,764

		3,113,075

Switzerland—0.1%
Schindler Holding AG	3,222	347,786

Total Preferred Stock (Identified Cost $2,883,349)		3,460,861

Rights—0.0%

Cyprus—0.0%
Bank of Cyprus Public Co., Ltd. (c)	35,461	21,785

France—0.0%
Compagnie Générale des Etablissements Michelin (c)	9,437	26,385

Security Description	Shares	Value

Germany—0.0%
Deutsche Bank AG (c)	41,579	$201,511

Greece—0.0%
National Bank of Greece S.A. (c)	40,080	36,114
National Bank of Greece S.A. (c)	40,080	19,698

		55,812

Total Rights (Identified Cost $0)		305,493

Warrants—0.0%

France—0.0%
Fonciere Des Regions (b) (c)	1,625	2,196

Hong Kong—0.0%
Henderson Land Development Co., Ltd. (c)	14,600	4,175

Italy—0.0%
Mediobanca S.p.A. (c)	31,951	1,069
Unione di Banche Italiane SCPA (c)	40,784	507

		1,576

Mauritius—0.0%
Golden Agri-Resources, Ltd. (c)	28,627	2,285

Total Warrants (Identified Cost $0)		10,232

Short Term Investments—18.7%
Security Description	Shares/Par Amount	Value

United States—18.7%
Federal Home Loan Bank 0.035%, 10/13/10	$675,000	674,982
Federal National Mortgage Association 0.154%, 11/10/10	1,700,000	1,699,669
State Street Navigator Securities Lending Prime Portfolio (e)	129,370,338	129,370,338
U.S. Treasury Bills 0.130%, 11/12/10	825,000	824,863

Total Short Term Investments (Identified Cost $132,569,852)		132,569,852

Total Investments—118.1% (Identified Cost $839,034,028) (f)		837,175,301
Liabilities in excess of other assets		(128,020,749)

Net Assets—100.0%		$709,154,552

MSF-158

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

(a)	Zero Valued Security.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $123,355,793 and the collateral received consisted of cash in the amount of $129,370,338. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Non-Income Producing.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $838,964,589 and the composition of unrealized appreciation and depreciation of investment securities was $105,073,091 and $(106,862,379), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Ten Largest Industries as of September 30, 2010	% of Net Assets
Commercial Banks	13.2%
Oil, Gas & Consumable Fuels	7.1%
Metals & Mining	6.0%
Pharmaceuticals	5.4%
Diversified Telecommunication Services	4.0%
Insurance	4.0%
Food Products	3.5%
Automobiles	3.3%
Chemicals	3.2%
Electric Utilities	3.1%

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Net Unrealized Appreciation
MSCI EAFE eMini Index Futures	12/17/2010	50	$3,842,395	$3,891,500	$49,105

MSF-159

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$—	$683,979,407	$—	$683,979,407

Total Exchange Traded Funds*	16,849,456	—	—	16,849,456

Total Preferred Stock*	—	3,460,861	—	3,460,861

Total Rights*	—	305,493	—	305,493

Total Warrants*	—	10,232	—	10,232

Short Term Investments*	129,370,338	3,199,514	—	132,569,852

Total Investments	$146,219,794	$690,955,507	$—	$837,175,301

Futures Contracts** Futures Contracts Long (Appreciation)	$49,105	$—	$—	$49,105

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-160

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (a)	123,900	$9,342,060

Air Freight & Logistics—0.5%
Forward Air Corp. (b)	164,900	4,287,400

Auto Components—0.7%
Gentex Corp.	285,100	5,562,301

Beverages—0.7%
Boston Beer Co., Inc. (a) (b)	84,372	5,641,956

Capital Markets—0.9%
Eaton Vance Corp.	108,400	3,147,936
Greenhill & Co., Inc.	60,800	4,822,656

		7,970,592

Chemicals—2.6%
Balchem Corp.	204,650	6,315,499
Intrepid Potash, Inc. (a) (b)	468,600	12,216,402
LSB Industries, Inc. (a) (b)	184,052	3,417,846

		21,949,747

Commercial Banks—3.6%
Bank of Hawaii Corp. (b)	134,100	6,023,772
BOK Financial Corp.	98,500	4,445,305
Cullen/Frost Bankers, Inc. (b)	132,600	7,143,162
First Financial Bankshares, Inc. (b)	57,900	2,720,721
Westamerica Bancorp (b)	192,500	10,489,325

		30,822,285

Commercial Services & Supplies—4.4%
Copart, Inc. (a)	251,900	8,305,143
Healthcare Services Group, Inc.	333,023	7,589,594
Ritchie Bros. Auctioneers, Inc. (b)	360,213	7,481,624
Rollins, Inc. (b)	385,809	9,020,215
United Stationers, Inc.	92,600	4,955,026

		37,351,602

Construction & Engineering—0.4%
Layne Christensen Co. (a)	143,021	3,702,814

Construction Materials—0.4%
Eagle Materials, Inc. (b)	131,000	3,104,700

Containers & Packaging—3.4%
Aptargroup, Inc.	574,554	26,239,881
Silgan Holdings, Inc. (b)	64,900	2,057,330

		28,297,211

Diversified Consumer Services—2.1%
Capella Education Co. (a) (b)	72,900	5,658,498
Hillenbrand, Inc.	178,587	3,841,406
Matthews International Corp. (b)	121,800	4,306,848
Strayer Education, Inc. (b)	20,300	3,542,350

		17,349,102

Security Description	Shares	Value

Diversified Financial Services—0.5%
Pico Holdings, Inc. (a) (b)	127,887	$3,818,706

Electronic Equipment, Instruments & Components—1.4%
Trimble Navigation, Ltd. (a)	332,100	11,636,784

Energy Equipment & Services—3.9%
CARBO Ceramics, Inc.	179,100	14,507,100
Lufkin Industries, Inc.	134,400	5,900,160
Natural Gas Services Group, Inc. (a) (b)	218,688	3,230,022
Oceaneering International, Inc. (a)	151,000	8,132,860
Pason Systems, Inc.(CAD)	108,500	1,289,683

		33,059,825

Food & Staples Retailing—1.7%
Ruddick Corp. (b)	411,400	14,267,352

Food Products—1.7%
Darling International, Inc. (a) (b)	240,600	2,049,912
Flowers Foods, Inc. (b)	175,700	4,364,388
J&J Snack Foods Corp. (b)	81,853	3,432,096
Lancaster Colony Corp. (b)	88,300	4,194,250

		14,040,646

Gas Utilities—2.0%
New Jersey Resources Corp.	165,000	6,471,300
Northwest Natural Gas Co. (b)	67,134	3,185,508
South Jersey Industries, Inc. (b)	118,300	5,852,301
WGL Holdings, Inc.	44,900	1,696,322

		17,205,431

Health Care Equipment & Supplies—8.1%
Abaxis, Inc. (a) (b)	100,600	2,323,860
American Medical Systems Holdings, Inc. (a) (b)	468,500	9,173,230
DENTSPLY International, Inc.	186,700	5,968,799
Haemonetics Corp. (a) (b)	240,454	14,073,773
IDEXX Laboratories, Inc. (a) (b)	220,800	13,627,776
Immucor, Inc. (a) (b)	250,100	4,959,483
Meridian Bioscience, Inc. (b)	235,700	5,157,116
Sirona Dental Systems, Inc. (a)	196,900	7,096,276
West Pharmaceutical Services, Inc. (b)	103,600	3,554,516
Wright Medical Group, Inc. (a) (b)	171,500	2,471,315

		68,406,144

Health Care Providers & Services—5.4%
AmSurg Corp. (a)	174,542	3,050,994
Henry Schein, Inc. (a) (b)	229,500	13,444,110
Landauer, Inc. (b)	74,072	4,639,129
MWI Veterinary Supply, Inc. (a)	100,869	5,822,159
Patterson Cos., Inc.	309,000	8,852,850
PSS World Medical, Inc. (a)	167,000	3,570,460
VCA Antech, Inc. (a) (b)	311,700	6,573,753

		45,953,455

Health Care Technology—0.8%
Quality Systems, Inc.	102,197	6,776,683

MSF-161

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—2.6%
Church & Dwight Co., Inc.	340,800	$22,131,552

Industrial Conglomerates—0.6%
Raven Industries, Inc. (b)	143,537	5,438,617

Insurance—3.9%
Harleysville Group, Inc. (b)	134,519	4,410,878
HCC Insurance Holdings, Inc. (b)	134,900	3,519,541
RenaissanceRe Holdings, Ltd.	89,300	5,354,428
RLI Corp. (b)	111,270	6,300,107
Safety Insurance Group, Inc.	108,200	4,546,564
The Hanover Insurance Group, Inc.	108,800	5,113,600
Validus Holdings, Ltd.	127,500	3,360,900

		32,606,018

Internet & Catalog Retail—0.4%
PetMed Express, Inc. (b)	184,044	3,220,770

IT Services—1.9%
Forrester Research, Inc. (a) (b)	150,032	4,963,058
Mantech International Corp. (a) (b)	203,446	8,056,462
NCI, Inc. (a) (b)	151,287	2,862,350

		15,881,870

Leisure Equipment & Products—0.8%
Polaris Industries, Inc.	100,149	6,519,700

Life Sciences Tools & Services—3.6%
Charles River Laboratories International, Inc. (a)	132,600	4,395,690
Dionex Corp. (a)	88,916	7,685,899
ICON plc (ADR) (a)	337,500	7,296,750
Pharmaceutical Product Development, Inc.	379,600	9,410,284
Techne Corp.	32,000	1,975,360

		30,763,983

Machinery—12.8%
AG Growth International, Inc.	74,400	2,865,144
Astec Industries, Inc. (a) (b)	174,700	4,984,191
Badger Meter, Inc. (b)	127,168	5,147,761
Bucyrus International, Inc.	134,038	9,295,535
Chart Industries, Inc. (a) (b)	147,100	2,994,956
CLARCOR, Inc.	428,070	16,536,344
Donaldson Co., Inc.	240,600	11,339,478
Graco, Inc. (b)	120,600	3,826,638
Joy Global, Inc.	111,600	7,847,712
Lincoln Electric Holdings, Inc.	79,500	4,596,690
Nordson Corp. (b)	137,631	10,142,029
Robbins & Myers, Inc. (b)	149,500	4,003,610
Toro Co.	74,700	4,200,381
Valmont Industries, Inc. (b)	107,100	7,754,040
Wabtec Corp. (b)	266,400	12,731,256

		108,265,765

Metals & Mining—1.9%
Compass Minerals International, Inc.	145,700	11,163,534
Major Drilling Group International	165,400	4,717,820

		15,881,354

Security Description	Shares	Value

Office Electronics—0.8%
Zebra Technologies Corp. (Class A) (a) (b)	209,842	$7,059,085

Oil, Gas & Consumable Fuels—8.8%
Alpha Natural Resources, Inc. (a)	60,100	2,473,115
Brigham Exploration Co. (a)	440,600	8,261,250
Cabot Oil & Gas Corp.	229,500	6,910,245
Comstock Resources, Inc. (a)	112,500	2,530,125
Concho Resources, Inc. (a) (b)	210,200	13,908,934
Denbury Resources, Inc. (a)	532,400	8,459,836
Petrobank Energy & Resources, Ltd. (a)	219,300	8,903,580
Resolute Energy Corp. (a) (b)	352,306	3,896,504
SM Energy Co.	246,300	9,226,398
Southwestern Energy Co. (a)	298,900	9,995,216

		74,565,203

Personal Products—1.4%
Alberto-Culver Co.	312,500	11,765,625

Professional Services—0.5%
Exponent, Inc. (a)	136,707	4,591,988

Software—6.8%
Blackbaud, Inc. (b)	368,858	8,867,346
FactSet Research Systems, Inc.	108,600	8,810,718
Jack Henry & Associates, Inc. (b)	131,600	3,355,800
MICROS Systems, Inc. (a)	411,032	17,398,985
Solera Holdings, Inc.	424,500	18,745,920

		57,178,769

Specialty Retail—1.4%
Hibbett Sports, Inc. (a)	163,500	4,079,325
Sally Beauty Holdings, Inc. (a)	107,200	1,200,640
Tractor Supply Co. (b)	169,000	6,702,540

		11,982,505

Thrifts & Mortgage Finance—0.3%
Brookline Bancorp, Inc. (b)	225,200	2,247,496

Trading Companies & Distributors—0.6%
MSC Industrial Direct Co.	91,900	4,966,276

Water Utilities—0.4%
American States Water Co. (b)	59,900	2,143,222
Aqua America, Inc.	69,000	1,407,600

		3,550,822

Total Common Stock (Identified Cost $794,454,202)		809,164,194

Short Term Investments—15.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—11.9%
State Street Navigator Securities Lending Prime Portfolio (c)	101,007,051	101,007,051

MSF-162

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/ Par Amount	Value

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $33,569,009 on 10/01/10, collateralized by $31,890,000 U.S. Treasury Notes due 11/30/16 with a value of $34,241,888	$33,569,000	$33,569,000

Total Short Term Investments (Identified Cost $134,576,051)		134,576,051

Total Investments—111.7% (Identified Cost $929,030,253) (d)		943,740,245
Liabilities in excess of other assets		(98,640,666)

Net Assets—100.0%		$845,099,579

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $99,147,785 and the collateral received consisted of cash in the amount of $101,007,051. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $929,030,253 and the composition of unrealized appreciation and depreciation of investment securities was $53,968,333 and $(39,258,341), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

MSF-163

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$809,164,194	$—	$—	$809,164,194

Short Term Investments
Mutual Funds	101,007,051	—	—	101,007,051
Repurchase Agreement	—	33,569,000	—	33,569,000

Total Short Term Investments	101,007,051	33,569,000	—	134,576,051

Total Investments	$910,171,245	$33,569,000	$—	$943,740,245

*	See Schedule of Investments for additional detailed categorizations.

MSF-164

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—94.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	294,700	$8,366,533

Auto Components—3.4%
American Axle & Manufacturing Holdings, Inc. (b)	209,300	1,887,886
Lear Corp. (b)	115,500	9,116,415
WABCO Holdings, Inc.	258,000	10,820,520

		21,824,821

Automobiles—1.4%
Harley-Davidson, Inc. (a)	315,000	8,958,600

Beverages—1.1%
Dr. Pepper Snapple Group, Inc.	198,200	7,040,064

Building Products—2.7%
Masco Corp.	478,500	5,268,285
Owens Corning (b)	475,300	12,181,939

		17,450,224

Capital Markets—2.3%
Invesco, Ltd.	569,000	12,079,870
Jefferies Group, Inc. (a)	111,000	2,518,590

		14,598,460

Commercial Banks—7.8%
Comerica, Inc.	124,400	4,621,460
Fifth Third Bancorp	864,100	10,395,123
First Horizon National Corp. (a) (b)	280,680	3,202,561
KeyCorp.	319,700	2,544,812
Regions Financial Corp.	1,309,300	9,518,611
SunTrust Banks, Inc.	386,300	9,978,129
Synovus Financial Corp.	1,247,100	3,067,866
Zions Bancorporation (a)	347,500	7,422,600

		50,751,162

Construction & Engineering—1.6%
Chicago Bridge & Iron Co., NV (b)	418,300	10,227,435

Containers & Packaging—1.4%
Temple-Inland, Inc.	475,000	8,863,500

Diversified Financial Services—1.9%
Moody’s Corp. (a)	499,100	12,467,518

Electric Utilities—3.3%
Allegheny Energy, Inc.	206,800	5,070,736
DPL, Inc.	289,200	7,556,796
NV Energy, Inc.	671,300	8,827,595

		21,455,127

Electrical Equipment—0.3%
Babcock & Wilcox Co. (b)	92,100	1,959,888

Electronic Equipment, Instruments & Components—3.2%
Anixter International, Inc. (a) (b)	162,900	8,794,971
Avnet, Inc. (b)	445,800	12,041,058

		20,836,029

Security Description	Shares	Value

Energy Equipment & Services—1.7%
National Oilwell Varco, Inc.	123,400	$5,487,598
Oceaneering International, Inc. (b)	100,800	5,429,088

		10,916,686

Food Products—0.3%
The J. M. Smucker Co.	26,800	1,622,204

Gas Utilities—1.1%
Questar Corp.	386,500	6,775,345

Health Care Providers & Services—6.1%
Aetna, Inc.	198,200	6,265,102
AmerisourceBergen Corp.	339,100	10,396,806
CIGNA Corp.	229,700	8,218,666
Coventry Health Care, Inc. (b)	291,950	6,285,683
Mednax, Inc. (b)	163,000	8,687,900

		39,854,157

Household Durables—2.2%
KB Home (a)	565,600	6,408,248
Whirlpool Corp. (a)	100,204	8,112,516

		14,520,764

Household Products—1.9%
Energizer Holdings, Inc. (b)	181,800	12,222,414

Independent Power Producers & Energy Traders—1.2%
NRG Energy, Inc. (a) (b)	375,600	7,819,992

Industrial Conglomerates—0.6%
McDermott International, Inc. (b)	266,400	3,937,392

Insurance—9.2%
Assurant, Inc.	285,560	11,622,292
Fidelity National Financial, Inc.	225,600	3,544,176
Lincoln National Corp.	440,597	10,539,080
PartnerRe, Ltd.	96,814	7,762,547
Principal Financial Group, Inc.	413,600	10,720,512
StanCorp Financial Group, Inc.	189,800	7,212,400
W.R. Berkley Corp. (a)	312,350	8,455,314

		59,856,321

IT Services—1.7%
Lender Processing Services, Inc.	339,899	11,294,844

Machinery—5.9%
AGCO Corp. (a) (b)	152,600	5,952,926
Bucyrus International, Inc.	156,000	10,818,600
Ingersoll-Rand plc	234,000	8,356,140
Navistar International Corp. (b)	96,500	4,211,260
Terex Corp. (a) (b)	403,900	9,257,388

		38,596,314

Media—2.2%
Cablevision Systems Corp. (Class A) (b)	96,146	2,518,064
The McGraw-Hill Cos., Inc.	359,200	11,875,152

		14,393,216

MSF-165

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—3.6%
Cliffs Natural Resources, Inc.	89,400	$5,714,448
Teck Resources, Ltd.	329,700	13,570,452
United States Steel Corp. (a)	97,800	4,287,552

		23,572,452

Multi-Utilities—3.6%
Alliant Energy Corp.	190,500	6,924,675
CenterPoint Energy, Inc.	257,600	4,049,472
CMS Energy Corp. (a)	513,400	9,251,468
DTE Energy Co.	66,800	3,068,124

		23,293,739

Multiline Retail—3.5%
J.C. Penney Co., Inc.	453,900	12,337,002
Macy’s, Inc.	461,400	10,653,726

		22,990,728

Oil, Gas & Consumable Fuels—9.8%
Cabot Oil & Gas Corp.	139,500	4,200,345
Denbury Resources, Inc. (b)	462,700	7,352,303
Newfield Exploration Co. (b)	214,700	12,332,368
Noble Corp.	221,800	7,494,622
Noble Energy, Inc.	106,000	7,959,540
Ship Finance International, Ltd. (a)	189,707	3,686,007
Southwestern Energy Co. (b)	171,200	5,724,928
Whiting Petroleum Corp. (a) (b)	155,710	14,871,862

		63,621,975

Pharmaceuticals—1.4%
Shire plc (ADR)	134,100	9,022,248

Real Estate Investment Trusts—4.3%
Alexandria Real Estate Equities, Inc.	48,000	3,360,000
Annaly Capital Management, Inc.	325,120	5,722,112
Boston Properties, Inc.	65,200	5,419,424
The Macerich Co.	143,563	6,166,031
Vornado Realty Trust	86,043	7,359,258

		28,026,825

Semiconductors & Semiconductor Equipment—1.0%
Lam Research Corp. (b)	158,300	6,624,855

Specialty Retail—1.1%
Limited Brands, Inc.	273,600	7,327,008

Total Common Stock (Identified Cost $527,546,303)		611,088,840

Short Term Investments—19.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—13.3%
State Street Navigator Securities Lending Prime Portfolio (c)	86,754,677	$86,754,677

Repurchase Agreement—6.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/10 at 0.010% to be repurchased at $39,652,011 on 10/01/10, collateralized by $40,395,000 Federal Home Loan Bank due 09/22/15 with a value of $40,445,494.	$39,652,000	39,652,000

Total Short Term Investments (Identified Cost $126,406,677)		126,406,677

Total Investments—113.5% (Identified Cost $653,952,980) (d)		737,495,517
Liabilities in excess of other assets		(87,853,723)

Net Assets—100.0%		$649,641,794

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $87,055,047 and the collateral received consisted of cash in the amount of $86,754,677 and non-cash collateral with a value of $2,593,425. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $653,952,980 and the composition of unrealized appreciation and depreciation of investment securities was $116,073,678 and $(32,531,141), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-166

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$611,088,840	$—	$—	$611,088,840

Short Term Investments
Mutual Funds	86,754,677	—	—	86,754,677
Repurchase Agreement	—	39,652,000	—	39,652,000

Total Short Term Investments	86,754,677	39,652,000	—	126,406,677

Total Investments	$697,843,517	$39,652,000	$—	$737,495,517

*	See Schedule of Investments for additional detailed categorizations.

MSF-167

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—97.9% of Net Assets

Security Description	Shares	Value

Brazil—1.9%
Companhia de Bebidas das Americas (ADR)	54,650	$6,764,577
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	233,460	6,627,929

		13,392,506

Finland—0.8%
Fortum Oyj (a)	206,435	5,394,375

France—5.0%
LVMH Moet Hennessy Louis Vuitton S.A.	85,921	12,598,999
Société Générale	85,216	4,921,827
Technip S.A.	115,700	9,313,013
Total S.A.	154,028	7,925,727

		34,759,566

Germany—6.8%
Allianz SE	82,246	9,262,721
Bayerische Motoren Werke AG (a)	37,860	2,653,374
Linde AG (a)	31,804	4,138,726
SAP AG (a)	240,708	11,895,279
Siemens AG	180,064	18,999,207

		46,949,307

India—2.2%
Infosys Technologies, Ltd.	166,108	11,241,333
Wire & Wireless India, Ltd. (b)	570,457	177,010
Zee Telefilms, Ltd.	516,292	3,473,210

		14,891,553

Ireland—1.0%
XL Group plc (USD)	317,370	6,874,234

Italy—2.3%
Bulgari S.p.A. (a)	455,667	4,125,579
Lottomatica S.p.A.	110,076	1,685,010
Prysmian S.p.A.	178,960	3,267,926
Tod’s S.p.A.	70,824	6,717,906

		15,796,421

Japan—10.3%
Fanuc, Ltd. (a)	33,800	4,283,753
Hoya Corp.	269,600	6,584,013
KDDI Corp.	1,378	6,599,384
Keyence Corp.	25,000	5,448,315
Kyocera Corp. (a)	42,200	4,006,134
Mitsubishi Tanabe Pharma Corp. (a)	210,000	3,418,872
Murata Manufacturing Co., Ltd.	138,300	7,285,596
Nidec Corp.	44,600	3,972,115
Nintendo Co., Ltd. (a)	16,000	3,995,755
Secom Co., Ltd.	106,500	4,806,328
Sony Corp.	339,428	10,491,277
Sumitomo Mitsui Financial Group, Inc.	125,400	3,656,581
The Dai-ichi Life Insurance Co., Ltd.	5,474	6,605,974

		71,154,097

Mexico—3.3%
América Movil S.A.B. de C.V. (ADR)	32,020	1,707,627
Fomento Economico Mexicano S.A. de C.V. (a)	1,780,485	9,035,941

Security Description	Shares	Value

Mexico—(Continued)
Grupo Modelo S.A.B. de C.V.	922,586	$5,091,953
Grupo Televisa S.A. (ADR)	356,620	6,747,250

		22,582,771

Netherlands—3.5%
European Aeronautic Defense & Space Co. NV	366,087	9,133,060
Koninklijke Philips Electronics NV (a)	306,793	9,647,725
TNT NV	195,657	5,251,916

		24,032,701

Panama—1.7%
Carnival Corp. (USD)	300,340	11,475,991

South Korea—0.1%
Shinsegae Co., Ltd.	1,495	787,986

Spain—2.6%
BBVA S.A.	600,967	8,119,252
Inditex S.A.	126,908	10,049,884

		18,169,136

Sweden—6.7%
Assa Abloy AB (Series B) (a)	416,883	10,487,247
Investor AB (a)	387,102	7,822,808
Telefonaktiebolaget LM Ericsson (Class B) (a)	2,577,346	28,198,461

		46,508,516

Switzerland—7.2%
Basilea Pharmaceutica (b)	4,857	303,441
Credit Suisse Group AG	388,441	16,666,660
Nestle S.A.	137,710	7,352,889
Roche Holding AG	53,880	7,370,290
Transocean, Ltd. (USD) (b)	125,688	8,080,482
UBS AG	557,485	9,499,626

		49,273,388

Taiwan—1.9%
MediaTek, Inc.	426,107	5,991,945
Taiwan Semiconductor Manufacturing Co., Ltd.	3,524,498	6,991,911

		12,983,856

United Kingdom—6.1%
3i Group plc (b)	685,209	3,093,816
HSBC Holdings plc (HKD)	956,414	9,795,898
Prudential plc	749,062	7,506,706
Tesco plc	924,539	6,168,943
Unilever plc	296,507	8,602,057
Vodafone Group plc	2,907,071	7,205,523

		42,372,943

United States—34.5%
3M Co.	116,590	10,109,519
Adobe Systems, Inc. (b)	283,220	7,406,203
Aetna, Inc.	270,250	8,542,603
Aflac, Inc.	147,820	7,643,772
Altera Corp. (a)	430,940	12,997,150

MSF-168

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United States—(Continued)
Amylin Pharmaceuticals, Inc. (a) (b)	218,730	$4,560,521
Automatic Data Processing, Inc.	183,210	7,700,316
Colgate-Palmolive Co.	125,770	9,666,682
Corning, Inc.	435,320	7,957,650
Dendreon Corp. (a) (b)	61,150	2,518,157
eBay, Inc. (b)	659,030	16,080,332
Emerson Electric Co.	116,890	6,155,427
Fidelity National Financial, Inc.	250,780	3,939,754
Gilead Sciences, Inc. (b)	63,450	2,259,455
Intuit, Inc. (a) (b)	311,020	13,625,786
Juniper Networks, Inc. (b)	446,750	13,558,863
Lockheed Martin Corp.	46,050	3,282,444
Maxim Integrated Products, Inc. (a)	374,180	6,926,072
McDonald’s Corp. (a)	149,700	11,154,147
Microsoft Corp.	469,560	11,499,524
Raytheon Co.	72,760	3,325,860
Regeneron Pharmaceuticals, Inc. (a) (b)	52,340	1,434,116
Shuffle Master, Inc. (a) (b)	166,100	1,396,901
SLM Corp. (a) (b)	600,220	6,932,541
The Goldman Sachs Group, Inc.	47,170	6,819,839
The Walt Disney Co.	320,730	10,619,370
Theravance, Inc. (a) (b)	150,960	3,034,296
Tiffany & Co. (a)	227,200	10,676,128
Wal-Mart Stores, Inc.	176,620	9,452,702
WellPoint, Inc. (b)	158,800	8,994,432
Zimmer Holdings, Inc. (b)	141,380	7,398,415

		237,668,977

Total Common Stock (Identified Cost $660,727,779)		675,068,324

Preferred Stock—1.0%

Germany—1.0%
Bayerische Motoren Werke AG	154,515	7,201,926

Total Preferred Stock (Identified Cost $4,930,293)		7,201,926

Short Term Investments—5.1%

United States—5.1%
State Street Navigator Securities Lending Prime Portfolio (c)	35,359,621	35,359,621

Total Short Term Investments (Identified Cost $35,359,621)		35,359,621

Total Investments—104.0% (Identified Cost $701,017,693) (d)		717,629,871
Liabilities in excess of other assets		(27,720,360)

Net Assets—100.0%		$689,909,511

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $ 33,802,094 and the collateral received consisted of cash in the amount of $ 35,359,621. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $701,011,088 and the composition of unrealized appreciation and depreciation of investment securities was $80,906,158 and $(64,287,375), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(HKD)—	Hong Kong Dollar
(USD)—	U.S. Dollar

Ten Largest Industries as of September 30, 2010	Percentage of Net Assets
Software	7.0%
Insurance	6.1%
Communications Equipment	6.1%
Semiconductors & Semiconductor Equipment	5.8%
Capital Markets	5.2%
Industrial Conglomerates	4.2%
Electronic Equipment, Instruments & Components	4.1%
Commercial Banks	3.8%
Hotels, Restaurants & Leisure	3.7%
Textiles, Apparel & Luxury Goods	3.4%

MSF-169

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$13,392,506	$—	$—	$13,392,506
Finland	—	5,394,375	—	5,394,375
France	—	34,759,566	—	34,759,566
Germany	—	46,949,307	—	46,949,307
India	—	14,891,553	—	14,891,553
Ireland	6,874,234	—	—	6,874,234
Italy	—	15,796,421	—	15,796,421
Japan	—	71,154,097	—	71,154,097
Mexico	22,582,771	—	—	22,582,771
Netherlands	—	24,032,701	—	24,032,701
Panama	11,475,991	—	—	11,475,991
South Korea	—	787,986	—	787,986
Spain	—	18,169,136	—	18,169,136
Sweden	—	46,508,516	—	46,508,516
Switzerland	8,080,482	41,192,906	—	49,273,388
Taiwan	—	12,983,856	—	12,983,856
United Kingdom	—	42,372,943	—	42,372,943
United States	237,668,977	—	—	237,668,977

Total Common Stock	300,074,961	374,993,363	—	675,068,324

Preferred Stock
Germany	—	7,201,926	—	7,201,926

Short Term Investments
United States	35,359,621	—	—	35,359,621

Total Investments	$335,434,582	$382,195,289	$—	$717,629,871

MSF-170

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a)	21,887	$408,411
AeroVironment, Inc. (a)	8,967	199,516
American Science & Engineering, Inc.	5,081	374,216
Applied Signal Technology, Inc.	6,551	162,989
Astronics Corp. (b)	5,318	92,799
Ceradyne, Inc. (a)	14,365	335,423
Cubic Corp.	8,851	361,121
Curtiss-Wright Corp.	24,966	756,470
DigitalGlobe, Inc. (a)	14,796	449,798
Ducommun, Inc.	5,852	127,457
Esterline Technologies Corp. (a)	15,372	879,740
GenCorp, Inc. (a) (b)	29,383	144,564
GeoEye, Inc. (a) (b)	11,850	479,688
HEICO Corp. (Class B) (b)	15,060	687,338
Herley Industries, Inc. (a)	7,594	125,301
Hexcel Corp. (a)	50,522	898,786
Kratos Defense & Security Solutions, Inc. (a)	8,724	92,911
Ladish Co., Inc. (a)	8,459	263,329
LMI Aerospace, Inc. (a) (b)	5,223	83,150
Moog, Inc. (a)	23,498	834,414
Orbital Sciences Corp. (a)	29,768	455,450
Taser International, Inc. (a)	34,479	133,778
Teledyne Technologies, Inc. (a)	19,156	762,792
Triumph Group, Inc. (b)	8,558	638,341

		9,747,782

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a)	23,736	144,552
Atlas Air Worldwide Holdings, Inc. (a)	13,822	695,247
Dynamex, Inc. (a)	6,006	91,591
Forward Air Corp. (b)	15,560	404,560
HUB Group, Inc. (a)	20,000	585,200
Pacer International, Inc. (a) (b)	21,625	130,615

		2,051,765

Airlines—0.7%
AirTran Holdings, Inc. (a) (b)	67,589	496,779
Alaska Air Group, Inc. (a) (b)	18,583	948,290
Allegiant Travel Co. (a) (b)	8,437	357,054
Hawaiian Holdings, Inc. (a)	26,730	160,113
JetBlue Airways Corp. (a) (b)	131,106	877,099
Republic Airways Holdings, Inc. (a) (b)	19,607	162,346
Skywest, Inc. (b)	29,720	414,891
US Airways Group, Inc. (a) (b)	83,631	773,587

		4,190,159

Auto Components—0.8%
American Axle & Manufacturing Holdings, Inc. (a)	31,349	282,768
Amerigon, Inc. (a) (b)	11,793	121,468
Cooper Tire & Rubber Co.	32,939	646,593
Dana Holding Corp. (a)	75,574	931,072
Dorman Products, Inc. (a) (b)	6,387	196,847
Drew Industries, Inc. (a)	8,953	186,760
Exide Technologies (a)	40,883	195,830
Fuel Systems Solutions, Inc. (a) (b)	7,974	311,863
Hawk Corp. (a)	3,268	141,406
Modine Manufacturing Co. (a) (b)	21,833	283,174
Spartan Motors, Inc. (b)	19,530	90,619

Security Description	Shares	Value

Auto Components—(Continued)
Standard Motor Products, Inc. (b)	9,638	$101,488
Stoneridge, Inc. (a) (b)	9,171	96,387
Superior Industries International, Inc.	13,180	227,750
Tenneco, Inc. (a)	30,310	878,081

		4,692,106

Automobiles—0.0%
Winnebago Industries, Inc. (a) (b)	16,165	168,439

Beverages—0.1%
Boston Beer Co., Inc. (a)	4,936	330,070
Coca-Cola Bottling Co. Consolidated (b)	2,376	125,762
Heckmann Corp. (a)	45,427	177,165
National Beverage Corp. (b)	7,440	104,160

		737,157

Biotechnology—3.1%
Acorda Therapeutics, Inc. (a)	20,142	665,089
Affymax, Inc. (a) (b)	9,927	59,066
Alkermes, Inc. (a)	48,970	717,410
Allos Therapeutics, Inc. (a) (b)	41,085	193,921
Alnylam Pharmaceuticals, Inc. (a) (b)	19,999	245,588
AMAG Pharmaceuticals, Inc. (a) (b)	11,699	201,340
Arena Pharmaceuticals, Inc. (a) (b)	57,841	90,810
Ariad Pharmaceuticals, Inc. (a) (b)	61,846	236,252
Arqule, Inc. (a) (b)	24,595	126,664
Array Biopharma, Inc. (a) (b)	29,351	94,804
AVI BioPharma, Inc. (a)	58,628	107,876
BioCryst Pharmaceuticals, Inc. (a) (b)	14,697	72,603
Biosante Pharmaceuticals, Inc. (a)	41,543	69,792
Celera Corp. (a)	44,957	303,010
Celldex Therapeutics, Inc. (a) (b)	15,523	62,092
Cepheid, Inc. (a) (b)	31,839	595,708
Chelsea Therapeutics International, Inc. (a)	18,406	94,239
Clinical Data, Inc. (a) (b)	6,714	113,265
Cubist Pharmaceuticals, Inc. (a)	30,201	706,401
Cytokinetics, Inc. (a)	26,024	68,703
Cytori Therapeutics, Inc. (a)	29,419	143,859
Dyax Corp. (a) (b)	51,208	121,363
Dynavax Technologies Corp. (a)	40,560	74,225
Emergent Biosolutions, Inc. (a)	9,176	158,378
Enzon Pharmaceuticals, Inc. (a)	26,808	301,590
Exact Sciences Corp. (a)	19,942	144,380
Exelixis, Inc. (a) (b)	59,194	232,040
Genomic Health, Inc. (a) (b)	7,360	98,330
Geron Corp. (a) (b)	51,547	285,055
Halozyme Therapeutics, Inc. (a) (b)	36,602	282,201
Immunogen, Inc. (a) (b)	37,463	234,893
Immunomedics, Inc. (a) (b)	39,907	128,501
Incyte Corp., Ltd. (a) (b)	48,953	782,758
InterMune, Inc. (a)	24,930	339,547
Ironwood Pharmaceuticals, Inc. (a)	11,073	112,723
Isis Pharmaceuticals, Inc. (a) (b)	53,285	447,594
Keryx Biopharmaceuticals, Inc. (a) (b)	28,382	136,517
Lexicon Pharmaceuticals, Inc. (a) (b)	92,559	148,094
Ligand Pharmaceuticals, Inc. (a)	65,913	104,143
MannKind Corp. (a) (b)	36,461	246,476
Martek Biosciences Corp. (a) (b)	18,510	418,881

MSF-171

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Maxygen, Inc. (a) (b)	12,890	$74,633
Medivation, Inc. (a)	16,585	215,605
Metabolix, Inc. (a) (b)	14,556	183,114
Micromet, Inc. (a) (b)	43,750	294,000
Momenta Pharmaceuticals, Inc. (a)	20,615	310,256
Nabi Biopharmaceuticals (a) (b)	20,843	100,046
Neuralstem, Inc. (a)	27,167	68,461
Neurocrine Biosciences, Inc. (a)	28,871	174,958
Novavax, Inc. (a) (b)	51,018	111,729
NPS Pharmaceuticals, Inc. (a)	33,187	226,999
Omeros Corp. (a)	10,693	77,952
Onyx Pharmaceuticals, Inc. (a)	33,365	880,169
Opko Health, Inc. (a)	49,315	110,466
Orexigen Therapeutics, Inc. (a) (b)	12,587	74,641
Osiris Therapeutics, Inc. (a)	9,633	70,128
PDL BioPharma, Inc. (b)	75,107	395,063
Pharmacyclics, Inc. (a)	20,649	166,431
Pharmasset, Inc. (a) (b)	15,774	465,333
Progenics Pharmaceuticals, Inc. (a) (b)	12,976	65,529
Rigel Pharmaceuticals, Inc. (a) (b)	28,365	238,550
Sangamo Biosciences, Inc. (a) (b)	24,849	85,232
Savient Pharmaceuticals, Inc. (a) (b)	35,468	811,153
Seattle Genetics, Inc. (a)	43,283	672,185
SIGA Technologies, Inc. (a) (b)	15,576	131,773
Spectrum Pharmaceuticals, Inc. (a) (b)	27,557	114,913
Targacept, Inc. (a)	12,928	288,812
Theravance, Inc. (a)	34,091	685,229
Vanda Pharmaceuticals, Inc. (a) (b)	15,676	104,716
Vical, Inc. (a)	26,222	58,475
Ziopharm Oncology, Inc. (a)	27,306	102,397
Zymogenetics, Inc. (a)	29,337	286,036

		17,411,165

Building Products—0.6%
A.O. Smith Corp.	12,985	751,701
AAON, Inc. (b)	7,694	180,963
American Woodmark Corp. (b)	6,163	109,270
Ameron International Corp.	5,201	353,460
Apogee Enterprises, Inc. (b)	13,569	124,156
Gibraltar Industries, Inc. (a)	14,856	133,407
Griffon Corp. (a)	24,495	298,594
Insteel Industries, Inc.	9,958	89,423
NCI Building Systems, Inc. (a) (b)	10,596	100,980
Quanex Building Products Corp.	20,789	359,026
Simpson Manufacturing Co., Inc.	20,915	539,189
Trex Co., Inc. (a) (b)	8,855	168,865
Universal Forest Products, Inc.	11,105	324,821

		3,533,855

Capital Markets—2.0%
American Capital, Ltd. (a)	180,124	1,046,520
Apollo Investment Corp.	103,707	1,060,923
Arlington Asset Investment Corp.	3,810	88,811
Artio Global Investors, Inc.	15,576	238,313
BGC Partners, Inc.	28,307	168,993
BlackRock Kelso Capital Corp. (b)	35,147	404,190
Calamos Asset Management, Inc.	11,175	128,512
Capital Southwest Corp. (b)	1,383	125,576

Security Description	Shares	Value

Capital Markets—(Continued)
Cohen & Steers, Inc. (b)	9,693	$210,338
Cowen Group, Inc. (a)	20,306	66,807
Diamond Hill Investment Group, Inc. (a) (b)	1,546	112,858
Duff & Phelps Corp. (b)	14,889	200,555
Epoch Holding Corp. (b)	7,781	100,219
Evercore Partners, Inc. (b)	8,247	235,947
FBR Capital Markets Corp. (a)	29,104	91,387
Fifth Street Finance Corp.	29,350	326,959
Financial Engines, Inc. (a)	7,162	95,111
GAMCO Investors, Inc. (b)	4,186	161,287
GFI Group, Inc.	37,777	175,285
Gladstone Capital Corp. (b)	12,173	137,190
Gladstone Investment Corp.	14,338	96,065
Gleacher & Co., Inc. (a)	43,042	69,298
Harris & Harris Group, Inc. (a) (b)	16,079	68,657
Hercules Technology Growth Capital, Inc.	20,027	202,473
HFF, Inc. (a)	10,855	100,734
International Assets Holding Corp. (a)	7,668	138,791
Investment Technology Group, Inc. (a)	23,464	333,658
Kayne Anderson Energy Development Co.	6,111	98,082
KBW, Inc. (a)	19,039	487,398
Knight Capital Group, Inc. (a) (b)	50,639	627,417
LaBranche & Co., Inc. (a) (b)	20,829	81,233
Main Street Capital Corp.	6,875	109,244
MCG Capital Corp. (a)	37,839	220,980
MF Global Holdings, Ltd. (a) (b)	56,441	406,375
MVC Capital, Inc. (b)	13,488	174,939
NGP Capital Resources Co.	13,570	122,944
Oppenheimer Holdings, Inc. (b)	5,749	160,685
optionsXpress Holdings, Inc. (a)	23,378	359,086
PennantPark Investment Corp.	17,849	189,378
Piper Jaffray Cos. (a)	7,374	214,805
Prospect Capital Corp. (b)	38,622	375,020
Safeguard Scientifics, Inc. (a) (b)	11,857	148,568
Sanders Morris Harris Group, Inc.	12,429	70,348
Solar Capital, Ltd.	3,435	73,681
Stifel Financial Corp. (a) (b)	18,458	854,421
SWS Group, Inc.	16,059	115,143
TICC Capital Corp. (b)	11,029	114,150
TradeStation Group, Inc. (a) (b)	19,835	130,514
Triangle Capital Corp. (b)	6,461	103,247
Virtus Investment Partners, Inc. (a)	2,869	86,816
Westwood Holdings Group, Inc. (b)	3,352	113,398

		11,623,329

Chemicals—2.4%
A. Schulman, Inc.	16,210	326,632
American Vanguard Corp. (b)	8,773	54,217
Arch Chemicals, Inc.	12,207	428,344
Balchem Corp.	15,297	472,065
Calgon Carbon Corp. (a) (b)	30,355	440,148
Ferro Corp. (a) (b)	43,749	563,925
Georgia Gulf Corp. (a)	18,309	299,169
H.B. Fuller Co. (b)	27,235	541,160
Hawkins, Inc. (b)	5,274	186,805
Innophos Holdings, Inc.	11,603	384,059
Koppers Holdings, Inc.	11,847	318,329
Kraton Performance Polymers, Inc. (a)	6,503	176,556
Landec Corp. (a)	16,296	101,198

MSF-172

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
LSB Industries, Inc. (a)	8,002	$148,597
Minerals Technologies, Inc. (b)	10,111	595,740
NewMarket Corp. (b)	5,303	602,845
Olin Corp. (b)	41,593	838,515
OM Group, Inc. (a)	17,169	517,130
Omnova Solutions, Inc. (a)	24,497	176,133
PolyOne Corp. (a)	47,146	569,995
Quaker Chemical Corp.	6,173	200,993
Rockwood Holdings, Inc. (a) (b)	27,978	880,468
Senomyx, Inc. (a) (b)	21,884	87,098
Sensient Technologies Corp. (b)	26,910	820,486
Solutia, Inc. (a)	64,962	1,040,691
Spartech Corp. (a)	18,201	149,430
Stepan Co. (b)	4,048	239,277
STR Holdings, Inc. (a) (b)	15,387	331,436
TPC Group, Inc. (a)	5,401	128,652
W.R. Grace & Co. (a) (b)	38,802	1,084,128
Westlake Chemical Corp.	10,662	319,114
Zep, Inc.	10,985	191,578
Zoltek Cos., Inc. (a)	15,344	149,144

		13,364,057

Commercial Banks—5.5%
1st Source Corp. (b)	8,143	141,362
1st United Bancorp, Inc. (a)	12,209	78,504
Alliance Financial Corp. (b)	2,584	78,114
American National Bankshares, Inc. (b)	3,852	84,513
Ameris Bancorp (b)	13,498	126,206
Ames National Corp. (b)	4,449	88,713
Arrow Financial Corp. (b)	5,224	131,022
Bancfirst Corp. (b)	4,227	171,024
Banco Latinoamericano de Exportaciones S.A.	13,911	201,014
Bancorp, Inc. (a)	12,237	81,866
Bank of Marin Bancorp	3,199	103,136
Bank of the Ozarks, Inc. (b)	7,390	274,095
Boston Private Financial Holdings, Inc. (b)	40,232	263,117
Bridge Bancorp, Inc.	3,797	94,887
Bryn Mawr Bank Corp. (b)	4,797	82,604
Camden National Corp. (b)	3,953	136,971
Capital City Bank Group, Inc. (b)	7,854	95,348
Cardinal Financial Corp.	17,067	164,014
Cathay General Bancorp	38,945	463,056
Center Financial Corp. (a) (b)	19,666	100,100
Centerstate Banks, Inc.	11,072	94,998
Chemical Financial Corp. (b)	13,525	279,156
Citizens & Northern Corp.	6,716	87,308
Citizens Republic Bancorp, Inc. (a)	225,701	203,379
City Holding Co. (b)	8,871	272,074
CNB Financial Corp.	6,782	93,253
CoBiz Financial, Inc. (b)	17,832	99,146
Columbia Banking System, Inc. (b)	21,597	424,381
Community Bank System, Inc. (b)	18,418	423,798
Community Trust Bancorp, Inc. (b)	7,420	201,008
CVB Financial Corp. (b)	47,878	359,564
Danvers Bancorp, Inc. (b)	10,264	157,347
Eagle Bancorp, Inc. (a)	9,117	104,663
Enterprise Financial Services Corp.	6,930	64,449
Financial Institutions, Inc. (b)	6,461	114,101
First Bancorp (b)	8,242	112,256

Security Description	Shares	Value

Commercial Banks—(Continued)
First Bancorp, Inc. (b)	5,982	$82,731
First Busey Corp.	28,814	131,104
First Commonwealth Financial Corp. (b)	56,357	307,146
First Community Bancshares, Inc. (b)	8,470	109,263
First Financial Bancorp (b)	28,586	476,814
First Financial Bankshares, Inc. (b)	11,149	523,892
First Financial Corp. (b)	6,038	178,121
First Interstate Bancsystem, Inc.	6,876	92,551
First Merchants Corp. (b)	14,938	113,977
First Midwest Bancorp, Inc. (b)	41,102	473,906
FirstMerit Corp. (b)	57,420	1,051,934
FNB Corp. (b)	61,268	524,454
German American Bancorp, Inc. (b)	6,759	115,984
Glacier Bancorp, Inc.	35,585	519,541
Great Southern Bancorp, Inc. (b)	6,069	132,122
Hancock Holding Co. (b)	15,810	475,407
Hanmi Financial Corp. (a) (b)	57,519	73,624
Heartland Financial USA, Inc. (b)	7,703	118,549
Heritage Financial Corp. (a) (b)	5,678	79,492
Home Bancshares, Inc. (b)	11,883	241,463
Hudson Valley Holding Corp.	6,520	127,270
Iberiabank Corp. (b)	14,275	713,464
Independent Bank Corp. (b)	11,835	266,524
International Bancshares Corp.	28,704	484,811
Investors Bancorp, Inc. (a)	25,837	305,910
Lakeland Bancorp, Inc. (b)	12,623	106,412
Lakeland Financial Corp.	9,208	171,821
MainSource Financial Group, Inc. (b)	12,295	93,934
MB Financial, Inc. (b)	28,968	469,861
Merchants Bancshares, Inc.	2,714	67,687
Metro Bancorp, Inc. (a) (b)	7,532	78,257
Nara Bancorp, Inc. (a)	19,022	134,295
National Bankshares, Inc.	4,218	108,824
National Penn Bancshares, Inc.	67,536	422,100
NBT Bancorp, Inc. (b)	19,197	423,678
Northfield Bancorp, Inc. (b)	10,092	109,195
Old National Bancorp	47,419	497,900
OmniAmerican Bancorp, Inc. (a)	7,185	80,975
Oriental Financial Group, Inc. (b)	21,962	292,095
Orrstown Financial Services, Inc.	3,094	71,657
Pacific Continental Corp. (b)	10,841	98,111
PacWest Bancorp (b)	15,528	295,964
Park National Corp. (b)	6,718	430,221
Penns Woods Bancorp, Inc.	2,416	79,849
People’s Bancorp, Inc. (b)	6,285	77,745
Pinnacle Financial Partners, Inc. (a) (b)	18,820	172,956
PrivateBancorp, Inc. (b)	27,984	318,738
Prosperity Bancshares, Inc. (b)	25,017	812,302
Renasant Corp. (b)	12,711	193,334
Republic Bancorp, Inc. (Class A)	5,421	114,546
S&T Bancorp, Inc.	13,465	234,560
S.Y. Bancorp, Inc. (b)	7,089	175,949
Sandy Spring Bancorp, Inc. (b)	13,670	211,885
SCBT Financial Corp. (b)	7,106	221,636
Sierra Bancorp	5,440	67,184
Signature Bank (a)	21,858	848,965
Simmons First National Corp.	8,478	239,673
Southside Bancshares, Inc.	7,431	140,372
Southwest Bancorp, Inc.	11,006	142,748
State Bancorp, Inc. (b)	10,603	95,215

MSF-173

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
StellarOne Corp. (b)	12,984	$165,156
Sterling Bancorp (b)	13,033	113,257
Sterling Bancshares, Inc.	46,070	247,396
Suffolk Bancorp (b)	5,523	139,842
Susquehanna Bancshares, Inc. (b)	71,446	603,004
SVB Financial Group (a) (b)	22,336	945,260
Texas Capital Bancshares, Inc. (a)	20,709	357,644
The First of Long Island Corp. (b)	3,358	83,883
Tompkins Financial Corp. (b)	3,788	150,232
Tower Bancorp, Inc. (b)	2,214	44,878
TowneBank (b)	11,846	177,216
TriCo Bancshares (b)	8,062	123,913
Trustmark Corp. (b)	34,161	742,660
UMB Financial Corp.	16,960	602,250
Umpqua Holdings Corp. (b)	62,474	708,455
Union First Market Bankshares Corp. (b)	9,844	128,563
United Bankshares, Inc. (b)	21,190	527,419
United Community Banks, Inc. (a)	46,715	104,642
Univest Corp. of Pennsylvania (b)	9,559	166,900
Washington Banking Co.	9,167	127,055
Washington Trust Bancorp, Inc. (b)	7,713	147,473
Webster Finanical Corp.	34,890	612,668
WesBanco, Inc. (b)	12,861	210,149
West Coast Bancorp (a)	51,462	117,333
Westamerica Bancorp (b)	15,734	857,346
Western Alliance Bancorp (a)	31,877	213,576
Whitney Holding Corp.	51,824	423,402
Wilshire Bancorp, Inc. (b)	12,160	79,526
Wintrust Financial Corp. (b)	16,638	539,238

		31,331,581

Commercial Services & Supplies—2.4%
ABM Industries, Inc. (b)	27,975	603,980
ACCO Brands Corp. (a)	32,573	187,295
American Reprographics Co. (a)	21,042	165,180
APAC Customer Services, Inc. (a) (b)	16,478	93,266
ATC Technology Corp. (a)	10,188	252,051
Bowne & Co., Inc.	21,992	249,169
Cenveo, Inc. (a)	29,691	149,346
Clean Harbors, Inc. (a)	12,345	836,374
Consolidated Graphics, Inc. (a)	5,130	212,639
Courier Corp.	6,154	87,510
Deluxe Corp. (b)	26,136	499,982
EnergySolutions, Inc. (b)	43,403	218,317
EnerNOC, Inc. (a) (b)	10,593	332,726
Ennis, Inc. (b)	14,123	252,660
Fuel Tech, Inc. (a)	9,953	62,405
G&K Services, Inc. (b)	10,384	237,378
Healthcare Services Group, Inc.	23,685	539,781
Herman Miller, Inc. (b)	31,115	612,343
Higher One Holdings, Inc. (a)	5,761	94,999
HNI Corp.	22,926	659,352
Innerworkings, Inc. (a) (b)	12,474	81,954
Interface, Inc.	27,334	388,963
Kimball International, Inc. (Class B)	18,813	109,680
Knoll, Inc.	25,885	401,476
M&F Worldwide Corp. (a)	6,079	148,024
McGrath Rentcorp	13,375	320,331
Metalico, Inc. (a)	16,397	62,801
Mine Safety Appliances Co. (b)	12,774	346,175

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Mobile Mini, Inc. (a) (b)	19,466	$298,608
Multi-Color Corp.	6,895	106,183
Rollins, Inc.	21,588	504,727
Schawk, Inc.	6,937	128,057
Standard Parking Corp. (a)	8,683	148,479
Steelcase, Inc.	41,383	344,720
SYKES Enterprises, Inc. (a)	22,444	304,790
Team, Inc. (a)	9,082	156,301
Tetra Tech, Inc. (a)	33,211	696,435
The Brink’s Co.	25,861	594,803
The GEO Group, Inc. (a)	31,757	741,526
U.S. Ecology, Inc.	10,910	174,560
United Stationers, Inc.	13,129	702,533
Viad Corp.	11,786	227,941

		13,335,820

Communications Equipment—2.9%
Acme Packet, Inc. (a)	23,419	888,517
ADC Telecommunications, Inc. (a)	52,139	660,601
ADTRAN, Inc. (b)	33,213	1,172,419
Anaren, Inc. (a)	8,343	140,079
Arris Group, Inc. (a)	65,639	641,293
Aruba Networks, Inc. (a) (b)	40,942	873,702
Aviat Networks, Inc. (a)	31,258	127,845
Bel Fuse, Inc. (Class B)	6,585	137,100
BigBand Networks, Inc. (a)	27,547	78,233
Black Box Corp.	9,812	314,573
Blue Coat Systems, Inc. (a)	22,793	548,400
Comtech Telecommunications Corp. (a) (b)	15,803	432,212
DG FastChannel, Inc. (a)	13,643	296,735
Digi International, Inc. (a)	14,316	135,859
EMS Technologies, Inc. (a)	8,800	163,944
Emulex Corp. (a)	41,167	429,783
Extreme Networks (a)	50,140	155,935
Finisar Corp. (a)	40,305	757,331
Globecomm Systems, Inc. (a)	14,070	117,766
Harmonic, Inc. (a) (b)	52,317	359,941
Hughes Communications, Inc. (a)	5,195	141,564
Infinera Corp. (a) (b)	45,743	533,821
InterDigital, Inc. (a) (b)	24,128	714,430
Ixia (a)	17,936	222,406
KVH Industries, Inc. (a)	8,413	126,279
Loral Space & Communications, Inc. (a)	5,792	302,342
Netgear, Inc. (a)	18,973	512,461
Oclaro, Inc. (a)	26,529	424,729
Oplink Communications, Inc. (a) (b)	10,830	214,867
PC-Tel, Inc. (a)	11,316	69,480
Plantronics, Inc.	25,616	865,309
Powerwave Technologies, Inc. (a) (b)	74,057	134,784
Riverbed Technology, Inc. (a) (b)	33,692	1,535,681
SeaChange International, Inc. (a)	15,237	112,906
ShoreTel, Inc. (a) (b)	25,559	126,773
Sonus Networks, Inc. (a)	115,150	406,480
Sycamore Networks, Inc. (a)	9,730	315,349
Symmetricom, Inc. (a)	25,522	145,986
Tekelec (a) (b)	34,632	448,831
UTStarcom, Inc. (a)	53,927	117,022
ViaSat, Inc. (a) (b)	18,094	743,844

		16,647,612

MSF-174

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—0.9%
Avid Technology, Inc. (a) (b)	17,001	$222,883
Compellent Technologies, Inc. (a) (b)	12,631	229,632
Cray, Inc. (a)	19,023	125,552
Electronics for Imaging, Inc. (a) (b)	24,822	300,843
Hypercom Corp. (a)	25,167	163,585
Imation Corp. (a)	16,653	155,372
Immersion Corp. (a) (b)	16,446	97,196
Intermec, Inc. (a)	26,299	322,426
Intevac, Inc. (a)	10,996	110,070
Isilon Systems, Inc. (a)	14,300	318,604
Netezza Corp. (a) (b)	27,206	733,202
Novatel Wireless, Inc. (a) (b)	18,653	146,986
Quantum Corp. (a)	116,840	247,701
Rimage Corp. (a)	6,182	101,632
Silicon Graphics International Corp. (a) (b)	18,071	140,231
STEC, Inc. (a) (b)	21,917	272,867
Stratasys, Inc. (a) (b)	11,733	325,239
Super Micro Computer, Inc. (a)	12,145	126,186
Synaptics, Inc. (a) (b)	16,818	473,258
Xyratex, Ltd. (a)	16,304	241,951

		4,855,416

Construction & Engineering—0.7%
Comfort Systems USA, Inc.	21,659	232,401
Dycom Industries, Inc. (a)	22,810	227,872
EMCOR Group, Inc. (a)	35,828	881,011
Furmanite Corp. (a) (b)	21,557	105,198
Granite Construction, Inc. (b)	17,718	402,907
Great Lakes Dredge & Dock Corp.	32,033	186,112
Insituform Technologies, Inc. (a) (b)	20,173	487,783
Layne Christensen Co. (a)	10,438	270,240
MasTec, Inc. (a) (b)	29,193	301,272
Michael Baker Corp.	4,638	152,868
MYR Group, Inc. (a)	10,138	166,162
Northwest Pipe Co. (a)	4,794	83,895
Orion Marine Group, Inc. (a) (b)	14,575	180,876
Pike Electric Corp. (a)	10,661	77,612
Primoris Services Corp.	11,525	75,374
Sterling Construction Co., Inc. (a) (b)	8,227	101,850
Tutor Perini Corp. (a) (b)	15,024	301,832

		4,235,265

Construction Materials—0.1%
Headwaters, Inc. (a)	34,324	123,566
Texas Industries, Inc. (b)	11,251	354,632

		478,198

Consumer Finance—0.5%
Advance America Cash Advance Centers, Inc.	24,733	99,674
Cardtronics, Inc. (a)	14,720	227,130
Cash America International, Inc.	14,694	514,290
Credit Acceptance Corp. (a) (b)	3,046	184,466
Dollar Financial Corp. (a) (b)	13,657	285,021
Ezcorp., Inc. (a)	25,729	515,609
First Cash Financial Services, Inc. (a)	16,253	451,021
Nelnet, Inc.	14,274	326,589
The First Marblehead Corp. (a) (b)	37,226	87,109
The Student Loan Corp.	2,276	67,597

Security Description	Shares	Value

Consumer Finance—(Continued)
World Acceptance Corp. (a) (b)	7,951	$351,116

		3,109,622

Containers & Packaging—0.5%
Boise, Inc. (a)	38,268	248,360
Graham Packaging Co., Inc. (a)	9,676	114,370
Graphic Packaging Holding Co. (a) (b)	57,446	191,870
Myers Industries, Inc.	18,780	161,320
Rock-Tenn Co.	20,879	1,039,983
Silgan Holdings, Inc. (b)	28,616	907,127

		2,663,030

Distributors—0.0%
Audiovox Corp. (a)	10,535	72,059
Core-Mark Holding Co., Inc. (a)	5,639	174,584

		246,643

Diversified Consumer Services—1.2%
American Public Education, Inc. (a) (b)	9,943	326,727
Bridgepoint Education, Inc. (a)	10,625	164,263
Capella Education Co. (a) (b)	9,020	700,132
Coinstar, Inc. (a) (b)	16,796	722,060
Corinthian Colleges, Inc. (a) (b)	47,588	334,068
CPI Corp.	3,088	79,917
Grand Canyon Education, Inc. (a) (b)	16,799	368,402
K12, Inc. (a) (b)	13,883	403,024
Lincoln Educational Services Corp. (a) (b)	9,079	130,828
Mac-Gray Corp. (b)	7,254	87,991
Matthews International Corp.	16,648	588,673
Pre-Paid Legal Services, Inc. (a) (b)	4,154	259,584
Regis Corp. (b)	30,707	587,425
Sotheby’s (b)	35,848	1,319,923
Steiner Leisure, Ltd. (a)	8,240	313,944
Stewart Enterprises, Inc. (b)	47,112	253,934
Universal Technical Institute, Inc. (a)	11,178	218,530

		6,859,425

Diversified Financial Services—0.4%
Compass Diversified Holdings	17,670	285,547
Encore Capital Group, Inc. (a) (b)	6,785	122,266
Life Partners Holdings, Inc. (b)	5,041	95,930
MarketAxess Holdings, Inc.	13,683	232,337
Medallion Financial Corp.	8,405	65,475
NewStar Financial, Inc. (a)	17,323	128,363
PHH Corp. (a) (b)	30,324	638,624
Pico Holdings, Inc. (a) (b)	12,147	362,709
Portfolio Recovery Associates, Inc. (a) (b)	9,087	587,475

		2,518,726

Diversified Telecommunication Services—0.7%
AboveNet, Inc. (a)	12,084	629,456
Alaska Communication Systems Group, Inc. (b)	21,438	217,596
Atlantic Tele-Network, Inc.	4,754	234,087
Cbeyond, Inc. (a) (b)	13,419	172,166
Cincinnati Bell, Inc. (a)	111,219	296,955
Cogent Communications Group, Inc. (a)	24,794	234,799
Consolidated Communications Holdings, Inc.	12,857	240,040

MSF-175

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
General Communication, Inc. (a)	25,459	$253,826
Global Crossing, Ltd. (a) (b)	16,822	216,331
Globalstar, Inc. (a) (b)	37,583	65,394
IDT Corp. (a)	7,605	135,293
Iridium Communications, Inc. (a)	18,851	160,987
Neutral Tandem, Inc. (a) (b)	18,738	223,919
PAETEC Holding Corp. (a)	65,390	268,753
Premiere Global Services, Inc. (a)	33,133	234,582
Vonage Holdings Corp. (a) (b)	56,336	143,657

		3,727,841

Electric Utilities—1.2%
Allete, Inc. (b)	16,583	604,119
Central Vermont Public Service Corp.	6,872	138,608
Cleco Corp.	32,357	958,414
El Paso Electric Co.	22,138	526,442
IDACORP, Inc.	25,118	902,239
MGE Energy, Inc. (b)	12,573	497,765
PNM Resources, Inc.	46,156	525,717
Portland General Electric Co.	40,140	814,039
The Empire District Electric Co. (b)	21,114	425,447
UIL Holdings Corp.	26,643	750,267
Unisource Energy Corp.	19,598	655,161
Unitil Corp. (b)	6,123	134,400

		6,932,618

Electrical Equipment—1.8%
A123 Systems, Inc. (a)	39,081	350,557
Acuity Brands, Inc. (b)	22,678	1,003,275
Advanced Battery Technologies, Inc. (a)	28,577	102,591
American Superconductor Corp. (a) (b)	23,429	728,642
AZZ, Inc. (b)	6,663	285,443
Baldor Electric Co. (b)	24,324	982,690
Belden, Inc.	23,898	630,429
Brady Corp. (b)	26,265	766,150
Broadwind Energy, Inc. (a) (b)	51,211	95,765
Capstone Turbine Corp. (a) (b)	131,034	101,171
Encore Wire Corp.	10,441	214,145
Ener1, Inc. (a) (b)	33,469	123,166
Energy Conversion Devices, Inc. (a) (b)	25,840	129,717
EnerSys (a) (b)	25,879	646,199
Evergreen Solar, Inc. (a) (b)	107,141	78,641
Franklin Electric Co., Inc.	12,942	429,157
FuelCell Energy, Inc. (a) (b)	35,484	43,645
Generac Holdings, Inc. (a)	10,630	144,993
GrafTech International, Ltd. (a) (b)	63,396	990,879
II-VI, Inc. (a)	13,651	509,592
LaBarge, Inc. (a)	8,720	108,913
LSI Industries, Inc.	10,955	70,331
Polypore International, Inc. (a)	10,958	330,493
Powell Industries, Inc. (a)	4,404	137,052
PowerSecure International, Inc. (a)	10,285	95,239
Satcon Technology Corp. (a)	31,559	118,662
Vicor Corp. (a) (b)	11,742	171,551
Woodward Governor Co.	32,367	1,049,338

		10,438,426

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.4%
Agilysys, Inc. (a)	10,116	$65,754
Anixter International, Inc. (a)	14,264	770,113
Benchmark Electronics, Inc. (a)	34,662	568,457
Brightpoint, Inc. (a)	38,434	268,654
Checkpoint Systems, Inc. (a)	19,295	392,653
Cogent, Inc. (a)	28,265	300,740
Cognex Corp.	20,150	540,423
Coherent, Inc. (a)	13,542	541,815
Comverge, Inc. (a)	13,720	107,839
CTS Corp.	18,070	173,833
Daktronics, Inc. (b)	18,513	181,798
DDi Corp.	7,397	68,348
DTS, Inc. (a)	9,298	354,905
Echelon Corp. (a) (b)	16,807	143,700
Electro Rent Corp. (b)	9,062	120,343
Electro Scientific Industries, Inc. (a)	15,327	170,283
Fabrinet	5,699	90,158
FARO Technologies, Inc. (a) (b)	8,551	186,497
Gerber Scientific, Inc. (a)	14,024	86,528
Insight Enterprises, Inc. (a)	25,231	394,613
IPG Photonics Corp. (a)	12,833	309,789
Keithley Instruments, Inc.	6,280	135,083
L-1 Identity Solutions, Inc. (a)	39,842	467,347
Littelfuse, Inc. (a)	11,987	523,832
Maxwell Technologies, Inc. (a) (b)	14,377	210,048
Measurement Specialties, Inc. (a)	8,286	153,125
Mercury Computer Systems, Inc. (a)	12,071	145,214
Methode Electronics, Inc.	22,249	202,021
Microvision, Inc. (a) (b)	50,365	110,299
MTS Systems Corp.	8,022	248,682
Multi-Fineline Electronix, Inc. (a)	5,936	130,533
Newport Corp. (a)	20,202	229,091
OSI Systems, Inc. (a)	8,095	294,010
Park Electrochemical Corp.	10,569	278,387
Plexus Corp. (a) (b)	21,535	632,052
Power-One, Inc. (a)	37,411	340,066
RadiSys Corp. (a)	14,648	137,984
Richardson Electronics, Ltd.	8,010	84,105
Rofin-Sinar Technologies, Inc. (a)	13,961	354,330
Rogers Corp. (a)	8,965	282,218
Sanmina-SCI Corp. (a)	42,537	513,847
Scansource, Inc. (a)	14,516	402,674
SMART Modular Technologies (WWH), Inc. (a)	28,440	171,493
Spectrum Control, Inc.	7,518	110,665
SYNNEX Corp. (a) (b)	11,066	311,397
Technitrol, Inc.	23,824	105,064
TTM Technologies, Inc. (a) (b)	43,645	427,285
Universal Display Corp. (a) (b)	15,332	360,302
X-Rite, Inc. (a) (b)	18,831	71,370
Zygo Corp. (a)	8,667	84,937

		13,354,704

Energy Equipment & Services—1.8%
Allis-Chalmers Energy, Inc. (a)	20,008	83,433
Basic Energy Services, Inc. (a) (b)	13,899	118,419
Bristow Group, Inc. (a)	19,244	694,324
Cal Dive International, Inc. (a)	50,687	277,258
CARBO Ceramics, Inc.	9,956	806,436
Complete Production Services, Inc. (a)	41,638	851,497

MSF-176

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Dawson Geophysical Co. (a)	5,124	$136,555
Dril-Quip, Inc. (a)	18,160	1,127,918
Global Industries, Ltd. (a) (b)	57,999	317,255
Gulf Island Fabrication, Inc.	7,812	142,178
Gulfmark Offshore, Inc. (a)	12,746	391,557
Helix Energy Solutions Group, Inc. (a) (b)	55,982	623,640
Hercules Offshore, Inc. (a) (b)	64,791	171,696
Hornbeck Offshore Services, Inc. (a) (b)	13,379	260,757
ION Geophysical Corp. (a) (b)	70,847	364,154
Key Energy Services, Inc. (a)	66,057	628,202
Lufkin Industries, Inc.	15,658	687,386
Matrix Service Co. (a)	14,196	124,215
Natural Gas Services Group, Inc. (a)	6,643	98,117
Newpark Resources, Inc. (a)	49,796	418,286
OYO Geospace Corp. (a) (b)	2,616	151,414
Parker Drilling Co. (a) (b)	67,607	294,090
PHI, Inc. (a) (b)	7,440	120,379
Pioneer Drilling Co. (a)	27,178	173,396
RPC, Inc. (b)	14,344	303,519
T-3 Energy Services, Inc. (a)	7,121	186,214
Tesco Corp. (a)	16,366	196,883
Tetra Technologies, Inc. (a)	39,068	398,494
Vantage Drilling Co. (a)	69,113	110,581
Willbros Group, Inc. (a)	25,879	237,310

		10,495,563

Food & Staples Retailing—0.9%
Casey’s General Stores, Inc. (b)	20,162	841,763
Great Atlantic & Pacific Tea Co. (a) (b)	18,736	74,195
Ingles Markets, Inc.	7,334	121,818
Nash Finch Co.	6,720	285,869
Pricesmart, Inc.	8,493	247,401
Rite Aid Corp. (a)	301,244	284,073
Ruddick Corp. (b)	22,698	787,167
Spartan Stores, Inc.	11,884	172,318
The Andersons, Inc.	10,396	394,008
The Pantry, Inc. (a)	12,441	299,952
United Natural Foods, Inc. (a)	23,119	766,164
Village Super Market, Inc.	3,450	96,393
Weis Markets, Inc.	6,205	242,802
Winn-Dixie Stores, Inc. (a) (b)	30,224	215,497

		4,829,420

Food Products—1.1%
B&G Foods, Inc.	26,426	288,572
Cal-Maine Foods, Inc.	7,468	216,423
Calavo Growers, Inc. (b)	6,124	132,768
Chiquita Brands International, Inc. (a) (b)	24,259	321,189
Darling International, Inc. (a)	44,755	381,313
Diamond Foods, Inc. (b)	11,994	491,634
Dole Food Co., Inc. (a)	20,253	185,315
Fresh Del Monte Produce, Inc. (a)	20,008	434,173
Imperial Sugar Co. (b)	7,388	96,635
J&J Snack Foods Corp.	7,928	332,421
Lancaster Colony Corp.	10,171	483,122
Lance, Inc.	13,979	297,753
Limoneira Co.	4,538	91,395
Pilgrim’s Pride Corp. (a)	26,640	149,717

Security Description	Shares	Value

Food Products—(Continued)
Sanderson Farms, Inc. (b)	11,689	$506,017
Seneca Foods Corp. (a)	4,612	120,788
Smart Balance, Inc. (a)	35,186	136,522
Synutra International, Inc. (a) (b)	10,851	125,329
The Hain Celestial Group, Inc. (a) (b)	20,214	484,732
Tootsie Roll Industries, Inc. (b)	12,971	322,718
TreeHouse Foods, Inc. (a)	18,597	857,322

		6,455,858

Gas Utilities—1.2%
Chesapeake Utilities Corp.	4,668	169,075
New Jersey Resources Corp.	21,933	860,212
Nicor, Inc. (b)	23,911	1,095,602
Northwest Natural Gas Co.	14,144	671,133
Piedmont Natural Gas Co. (b)	37,484	1,087,036
South Jersey Industries, Inc. (b)	15,904	786,771
Southwest Gas Corp. (b)	22,820	766,524
The Laclede Group, Inc. (b)	12,170	418,891
WGL Holdings, Inc.	26,917	1,016,924

		6,872,168

Health Care Equipment & Supplies—3.3%
Abaxis, Inc. (a) (b)	12,234	282,605
ABIOMED, Inc. (a) (b)	16,820	178,460
Accuray, Inc. (a)	27,915	173,631
AGA Medical Holdings, Inc. (a)	8,078	112,769
Align Technology, Inc. (a)	33,035	646,825
American Medical Systems Holdings, Inc. (a) (b)	40,194	786,999
Analogic Corp.	7,574	339,921
Angiodynamics, Inc. (a)	13,423	204,567
ArthroCare Corp. (a) (b)	14,508	394,327
Atrion Corp.	718	113,092
Cantel Medical Corp.	5,839	94,592
Cerus Corp. (a) (b)	22,194	85,225
Conceptus, Inc. (a) (b)	16,733	230,079
Conmed Corp. (a)	16,372	366,897
CryoLife, Inc. (a)	17,220	104,525
Cyberonics, Inc. (a)	14,235	379,790
Delcath Systems, Inc. (a) (b)	24,237	174,991
DexCom, Inc. (a) (b)	31,512	416,589
Endologix, Inc. (a) (b)	26,953	122,906
Exactech, Inc. (a)	5,322	86,855
Greatbatch, Inc. (a) (b)	12,931	299,870
Haemonetics Corp. (a)	13,282	777,395
HeartWare International, Inc. (a)	5,043	346,757
ICU Medical, Inc. (a)	6,398	238,581
Immucor, Inc. (a)	36,100	715,863
Insulet Corp. (a) (b)	19,998	282,772
Integra LifeSciences Holdings Corp. (a) (b)	10,937	431,574
Invacare Corp. (b)	15,930	422,304
IRIS International, Inc. (a)	8,219	78,902
Kensey Nash Corp. (a)	5,237	151,297
MAKO Surgical Corp. (a) (b)	13,948	133,622
Masimo Corp. (a)	27,014	737,752
Medical Action Industries, Inc. (a)	10,034	90,808
MELA Sciences, Inc. (a)	10,861	70,814
Meridian Bioscience, Inc. (b)	22,552	493,438
Merit Medical Systems, Inc. (a)	15,410	244,865

MSF-177

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Natus Medical, Inc. (a)	16,472	$239,997
Neogen Corp. (a) (b)	11,989	405,828
NuVasive, Inc. (a) (b)	20,847	732,564
NxStage Medical, Inc. (a) (b)	14,385	274,754
OraSure Technologies, Inc. (a)	21,148	85,649
Orthofix International NV (a) (b)	9,598	301,569
Orthovita, Inc. (a) (b)	38,802	88,081
Palomar Medical Technologies, Inc. (a)	11,206	115,758
Quidel Corp. (a) (b)	10,503	115,428
Rochester Medical Corp. (a) (b)	6,380	69,606
RTI Biologics, Inc. (a)	32,270	84,870
Sirona Dental Systems, Inc. (a)	17,965	647,459
Solta Medical, Inc. (a)	35,110	70,220
SonoSite, Inc. (a)	8,189	274,413
Spectranetics Corp. (a)	19,030	103,143
Staar Surgical Co. (a)	19,419	105,057
Stereotaxis, Inc. (a) (b)	16,804	69,569
STERIS Corp. (b)	31,719	1,053,705
SurModics, Inc. (a)	9,719	115,850
Symmetry Medical, Inc. (a)	21,060	203,018
Syneron Medical, Ltd. (a)	19,410	192,547
Synovis Life Technologies, Inc. (a)	6,702	100,195
TomoTherapy, Inc. (a) (b)	28,520	100,390
Unilife Corp. (a)	26,491	159,741
Vascular Solutions, Inc. (a)	9,953	114,260
Volcano Corp. (a) (b)	26,540	689,509
West Pharmaceutical Services, Inc. (b)	18,062	619,707
Wright Medical Group, Inc. (a) (b)	20,976	302,264
Young Innovations, Inc. (b)	3,398	97,217
Zoll Medical Corp. (a)	11,905	384,174

		18,728,801

Health Care Providers & Services—3.2%
Accretive Health, Inc. (a)	6,711	72,680
Air Methods Corp. (a) (b)	6,724	279,584
Alliance HealthCare Services, Inc. (a) (b)	16,034	73,436
Almost Family, Inc. (a)	4,862	144,061
Amedisys, Inc. (a) (b)	14,741	350,836
America Service Group, Inc.	5,143	76,528
American Dental Partners, Inc. (a)	8,086	97,517
AMERIGROUP Corp. (a)	27,984	1,188,481
AMN Healthcare Services, Inc. (a)	18,544	95,316
AmSurg Corp. (a)	17,693	309,274
Assisted Living Concepts, Inc. (a) (b)	5,314	161,758
Bio-Reference Labs, Inc. (a) (b)	12,716	265,256
BioScrip, Inc. (a)	24,999	128,995
Capital Senior Living Corp. (a)	14,260	76,006
Catalyst Health Solutions, Inc. (a) (b)	19,711	694,024
Centene Corp. (a)	26,880	634,099
Chemed Corp.	12,513	712,866
Chindex International, Inc. (a) (b)	6,872	103,836
Clarient, Inc. (a)	30,830	104,205
Continucare Corp. (a)	17,040	71,568
Corvel Corp. (a)	3,920	166,404
Cross Country Healthcare, Inc. (a) (b)	16,639	119,634
Emeritus Corp. (a) (b)	10,668	181,996
Five Star Quality Care, Inc. (a) (b)	18,607	93,965
Genoptix, Inc. (a) (b)	9,765	138,663
Gentiva Health Services, Inc. (a)	16,117	352,156

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Hanger Orthopedic Group, Inc. (a)	13,744	$199,838
Health Grades, Inc. (a)	14,601	119,582
Healthsouth Corp. (a) (b)	48,887	938,630
Healthspring, Inc. (a)	31,150	804,916
Healthways, Inc. (a)	18,606	216,574
HMS Holdings Corp. (a)	14,553	857,754
IPC The Hospitalist Co., Inc. (a)	9,377	256,180
Kindred Healthcare, Inc. (a)	22,687	295,385
Landauer, Inc.	5,165	323,484
LHC Group, Inc. (a) (b)	8,340	193,405
Magellan Health Services, Inc. (a)	17,477	825,614
Medcath Corp. (a)	11,258	113,368
Metropolitan Health Networks, Inc. (a)	20,550	78,090
Molina Healthcare, Inc. (a) (b)	7,559	204,017
MWI Veterinary Supply, Inc. (a)	6,398	369,293
National Healthcare Corp. (b)	4,998	185,276
Owens & Minor, Inc.	33,804	962,062
PharMerica Corp. (a) (b)	17,146	163,401
PSS World Medical, Inc. (a) (b)	32,122	686,768
Psychiatric Solutions, Inc. (a) (b)	30,191	1,012,908
RehabCare Group, Inc. (a)	13,861	280,269
Res-Care, Inc. (a)	16,070	213,249
Rural / Metro Corp. (a)	11,036	93,916
Select Medical Holdings Corp. (a)	27,397	210,957
Sun Healthcare Group, Inc. (a)	40,421	342,366
Sunrise Senior Living, Inc. (a)	28,669	98,335
Team Health Holdings, Inc. (a)	8,808	113,711
The Ensign Group, Inc.	7,894	141,697
The Providence Service Corp. (a)	7,703	126,252
Triple-S Management Corp. (a)	12,074	203,447
U.S. Physical Therapy, Inc. (a)	5,411	90,472
Universal American Corp. (a)	16,141	238,080
WellCare Health Plans, Inc. (a)	22,292	645,576

		18,298,016

Health Care Technology—0.5%
athenahealth, Inc. (a) (b)	17,892	590,794
Computer Programs & Systems, Inc. (b)	5,856	249,290
MedAssets, Inc. (a)	22,738	478,407
Medidata Solutions, Inc. (a)	10,191	195,667
Merge Healthcare, Inc. (a)	29,111	84,422
Omnicell, Inc. (a)	16,926	221,392
Quality Systems, Inc.	10,134	671,986
Transcend Services, Inc. (a) (b)	5,227	79,712
Vital Images, Inc. (a)	8,366	110,682

		2,682,352

Hotels, Restaurants & Leisure—2.4%
AFC Enterprises, Inc. (a)	12,648	156,835
Ambassadors Group, Inc. (b)	11,473	130,104
Ameristar Casinos, Inc.	14,216	248,069
Biglari Holdings, Inc. (a)	786	258,319
BJ’s Restaurants, Inc. (a)	12,261	345,270
Bob Evans Farms, Inc.	16,481	462,622
Boyd Gaming Corp. (a)	29,447	213,491
Buffalo Wild Wings, Inc. (a) (b)	10,005	479,139
California Pizza Kitchen, Inc. (a)	11,398	194,450
CEC Entertainment, Inc. (a)	11,879	407,806
Churchill Downs, Inc.	6,259	223,572

MSF-178

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Cracker Barrel Old Country Store, Inc.	12,444	$631,657
Denny’s Corp. (a)	50,069	155,715
DineEquity, Inc. (a) (b)	9,699	436,261
Domino’s Pizza, Inc. (a)	20,990	277,488
Gaylord Entertainment Co. (a) (b)	18,601	567,331
Interval Leisure Group, Inc. (a)	21,655	291,693
Jack in the Box, Inc. (a)	30,139	646,180
Jamba, Inc. (a) (b)	34,588	75,748
Krispy Kreme Doughnuts, Inc. (a) (b)	34,392	157,515
Landry’s Restaurants, Inc. (a) (b)	4,417	108,172
Life Time Fitness, Inc. (a) (b)	22,079	871,458
Marcus Corp.	11,702	138,669
McCormick & Schmick’s Seafood Restaurants, Inc. (a) (b)	8,914	69,351
Morgans Hotel Group Co. (a)	13,101	95,899
O’Charleys, Inc. (a)	10,597	76,192
Orient-Express Hotels, Ltd. (Class A) (a)	50,427	562,261
P.F. Chang’s China Bistro, Inc. (a) (b)	12,202	563,732
Papa John’s International, Inc. (a)	11,624	306,641
Peet’s Coffee & Tea, Inc. (a) (b)	6,310	215,991
Pinnacle Entertainment, Inc. (a) (b)	33,689	375,632
Red Robin Gourmet Burgers, Inc. (a) (b)	8,813	172,823
Ruby Tuesday, Inc. (a) (b)	31,999	379,828
Ruth’s Hospitality Group, Inc. (a) (b)	17,912	71,827
Scientific Games Corp. (a)	35,321	342,614
Shuffle Master, Inc. (a)	29,393	247,195
Sonic Corp. (a) (b)	33,333	269,331
Speedway Motorsports, Inc. (b)	7,078	110,983
Texas Roadhouse, Inc. (a) (b)	31,112	437,435
The Cheesecake Factory, Inc. (a) (b)	32,404	857,734
Vail Resorts, Inc. (a)	19,490	731,265

		13,364,298

Household Durables—0.7%
American Greetings Corp.	20,889	388,326
Beazer Homes USA, Inc. (a)	35,270	145,665
Blyth, Inc. (b)	3,322	136,999
Cavco Industries, Inc. (a)	3,010	108,089
CSS Industries, Inc. (b)	4,704	81,332
Ethan Allen Interiors, Inc.	12,417	216,801
Furniture Brands International, Inc. (a)	26,243	141,187
Helen of Troy, Ltd. (a)	16,936	428,311
Hooker Furniture Corp.	5,647	65,675
Hovnanian Enterprises, Inc. (a) (b)	29,652	116,532
iRobot Corp. (a) (b)	11,340	210,584
La-Z-Boy, Inc. (a)	26,643	224,867
Libbey, Inc. (a)	9,116	120,058
Lifetime Brands, Inc. (a) (b)	5,382	81,268
M/I Homes, Inc. (a)	8,667	89,877
Meritage Homes Corp. (a) (b)	17,293	339,289
National Presto Industries, Inc. (b)	2,572	273,841
Ryland Group, Inc. (b)	23,729	425,224
Sealy Corp. (a) (b)	27,199	66,366
Skyline Corp. (b)	1,966	39,831
Standard Pacific Corp. (a)	57,653	228,882
Universal Electronics, Inc. (a)	7,461	155,562

		4,084,566

Security Description	Shares	Value

Household Products—0.2%
Central Garden & Pet Co. (a) (b)	30,358	$314,509
Spectrum Brands Holdings, Inc. (a)	9,828	267,125
WD-40 Co.	8,908	338,682

		920,316

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc. (a)	54,768	266,720

Industrial Conglomerates—0.3%
Otter Tail Corp. (b)	19,686	401,397
Raven Industries, Inc.	8,984	340,404
Seaboard Corp.	186	329,406
Standex International Corp.	7,412	179,296
Tredegar Corp.	13,367	253,706

		1,504,209

Insurance—2.7%
Alterra Capital Holdings, Ltd.	51,541	1,026,697
AMBAC Financial Group, Inc. (a) (b)	168,788	93,677
American Equity Investment Life Holding Co. (b)	33,191	339,876
American Physicians Capital, Inc.	3,886	161,114
American Physicians Service Group, Inc. (b)	3,958	128,041
American Safety Insurance Holdings Ltd. (a) (b)	5,779	94,429
AMERISAFE, Inc. (a)	8,753	164,381
Amtrust Financial Services, Inc. (b)	12,119	175,968
Argo Group International Holdings, Ltd.	15,464	537,219
Baldwin & Lyons, Inc. (Class B) (b)	4,133	105,185
Citizens, Inc. (a) (b)	22,172	152,765
CAN Surety Corp. (a)	9,923	177,820
CNO Financial Group, Inc. (a)	119,099	659,809
Delphi Financial Group, Inc.	24,752	618,553
Donegal Group, Inc.	4,891	63,925
eHealth, Inc. (a) (b)	14,089	182,030
Employers Holdings, Inc.	24,160	381,003
Enstar Group, Ltd. (a)	3,911	283,939
FBL Financial Group, Inc. (b)	7,338	190,641
First American Financial Corp.	55,676	831,800
First Mercury Financial Corp.	6,421	64,724
Flagstone Reinsurance Holdings S.A.	28,130	298,459
FPIC Insurance Group, Inc. (a) (b)	4,519	158,572
Global Indemnity plc (a)	6,226	99,927
Greenlight Capital Re, Ltd. (a) (b)	15,207	380,479
Harleysville Group, Inc. (b)	6,735	220,841
Hilltop Holdings, Inc. (a)	23,109	221,384
Horace Mann Educators Corp.	21,022	373,771
Infinity Property & Casualty Corp.	6,826	332,904
Kansas City Life Insurance Co. (b)	2,583	80,564
Maiden Holdings, Ltd.	26,833	204,199
Meadowbrook Insurance Group, Inc.	26,872	241,042
Montpelier Re Holdings, Ltd. (b)	37,807	654,817
National Financial Partners Corp. (a)	24,361	308,654
National Interstate Corp. (b)	4,305	93,720
National Western Life Insurance Co. (b)	1,212	170,504
NYMAGIC, Inc. (b)	2,705	69,437
Platinum Underwriters Holdings, Ltd.	21,965	955,917
PMA Capital Corp. (a)	16,258	122,585
Presidential Life Corp.	9,602	94,100
Primerica, Inc. (a)	13,739	279,451

MSF-179

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
ProAssurance Corp. (a)	16,882	$972,234
RLI Corp. (b)	9,393	531,832
Safety Insurance Group, Inc.	6,815	286,366
SeaBright Holdings, Inc.	12,481	100,597
Selective Insurance Group, Inc.	28,514	464,493
State Auto Financial Corp.	7,940	120,767
Stewart Information Services Corp. (b)	9,368	106,046
The Navigators Group, Inc. (a)	6,080	271,351
The Phoenix Cos., Inc. (a) (b)	66,674	140,015
Tower Group, Inc.	21,746	507,769
United Fire & Casualty Co. (b)	12,454	264,149

		15,560,542

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	6,605	293,856
Drugstore.com, Inc. (a) (b)	46,109	88,529
HSN, Inc. (a)	20,930	625,807
NutriSystem, Inc. (b)	14,262	274,401
Orbitz Worldwide, Inc. (a)	11,742	73,975
Overstock.com, Inc. (a) (b)	8,775	137,943
PetMed Express, Inc. (b)	13,291	232,593
Shutterfly, Inc. (a)	14,588	379,142

		2,106,246

Internet Software & Services—2.1%
Ancestry.com, Inc. (a)	10,227	232,766
Archipelago Learning, Inc. (a)	6,822	81,659
Art Technology Group, Inc. (a) (b)	86,677	357,976
comScore, Inc. (a)	11,964	281,393
Constant Contact, Inc. (a) (b)	15,503	332,229
DealerTrack Holdings, Inc. (a)	21,632	369,475
Dice Holdings, Inc. (a)	9,658	81,900
Digital River, Inc. (a)	20,871	710,449
DivX, Inc. (a)	14,635	139,472
EarthLink, Inc. (b)	54,678	497,023
GSI Commerce, Inc. (a) (b)	35,366	873,540
Infospace, Inc. (a)	19,526	169,095
Internap Network Services Corp. (a) (b)	29,790	146,269
Internet Brands, Inc. (a) (b)	16,026	212,825
Internet Capital Group, Inc. (a)	20,148	222,232
IntraLinks Holdings, Inc. (a)	6,095	103,066
j2 Global Communications, Inc. (a) (b)	22,236	528,994
Keynote Systems, Inc.	8,769	101,896
KIT Digital, Inc. (a)	11,270	135,127
Limelight Networks, Inc. (a)	25,204	148,200
Liquidity Services, Inc. (a) (b)	6,288	100,671
LivePerson, Inc. (a)	24,433	205,237
LogMeIn, Inc. (a)	8,120	292,158
LoopNet, Inc. (a)	11,402	135,000
ModusLink Global Solutions, Inc. (a)	26,440	167,894
Move, Inc. (a) (b)	87,261	194,592
NIC, Inc. (a)	29,096	241,206
OpenTable, Inc. (a)	8,487	577,795
Openwave Systems, Inc. (a) (b)	47,217	80,269
Perficient, Inc. (a)	13,045	119,231
QuinStreet, Inc. (a)	5,927	89,083
Rackspace Hosting, Inc. (a) (b)	51,804	1,345,868
RealNetworks, Inc. (a)	46,472	151,499
Saba Software, Inc. (a) (b)	14,832	80,686

Security Description	Shares	Value

Internet Software & Services—(Continued)
SAVVIS, Inc. (a) (b)	20,558	$433,363
Stamps.com, Inc. (a)	6,299	81,887
support.com, Inc. (a) (b)	26,739	122,465
Terremark Worldwide, Inc. (a) (b)	29,552	305,568
The Knot, Inc. (a)	17,057	155,730
Travelzoo, Inc. (a) (b)	3,351	86,322
United Online, Inc.	48,001	274,566
ValueClick, Inc. (a)	44,519	582,308
Vocus, Inc. (a) (b)	9,249	170,922
Zix Corp. (a) (b)	36,710	104,256

		11,824,162

IT Services—1.8%
Acxiom Corp. (a)	37,198	589,960
CACI International, Inc. (a)	16,174	732,035
Cass Information Systems, Inc. (b)	4,901	168,153
Ciber, Inc. (a)	32,578	98,060
CSG Systems International, Inc. (a)	18,310	333,791
Echo Global Logistics, Inc. (a)	6,208	79,276
Euronet Worldwide, Inc. (a)	26,285	472,867
ExlService Holdings, Inc. (a)	8,515	165,617
Forrester Research, Inc. (a)	7,965	263,482
Global Cash Access Holdings, Inc. (a)	27,402	111,800
Heartland Payment Systems, Inc. (b)	20,734	315,572
iGate Corp.	13,393	242,949
Integral Systems, Inc. (a) (b)	7,422	54,774
Lionbridge Technologies, Inc. (a)	32,603	140,193
Mantech International Corp. (a)	11,294	447,243
MAXIMUS, Inc. (b)	8,969	552,311
MoneyGram International, Inc. (a) (b)	48,126	117,428
NCI, Inc. (a)	2,964	56,079
Online Resources Corp. (a)	15,604	69,282
RightNow Technologies, Inc. (a)	12,668	249,560
Sapient Corp. (a)	55,175	660,445
SRA International, Inc. (a)	22,999	453,540
Syntel, Inc. (b)	7,112	316,484
TeleTech Holdings, Inc. (a)	17,682	262,401
The Hackett Group, Inc. (a)	16,032	66,212
TNS, Inc. (a)	13,622	230,893
Unisys Corp. (a)	21,361	595,972
VeriFone Systems, Inc. (a) (b)	45,659	1,418,625
Virtusa Corp. (a)	7,925	76,793
Wright Express Corp. (a)	20,803	742,875

		10,084,672

Leisure Equipment & Products—0.7%
Arctic Cat, Inc. (a) (b)	6,783	69,526
Brunswick Corp. (b)	48,003	730,606
Callaway Golf Co. (b)	35,357	247,499
Eastman Kodak Co. (a) (b)	134,647	565,517
Jakks Pacific, Inc. (a) (b)	15,310	270,068
Leapfrog Enterprises, Inc. (a) (b)	20,865	114,340
Polaris Industries, Inc.	16,749	1,090,360
Pool Corp.	26,816	538,197
RC2 Corp. (a)	10,877	227,873
Smith & Wesson Holding Corp. (a) (b)	32,012	113,963
Sturm Ruger & Co., Inc. (b)	11,619	158,483

		4,126,432

MSF-180

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.7%
Accelrys, Inc. (a)	31,619	$220,068
Affymetrix, Inc. (a) (b)	41,239	188,050
Albany Molecular Research, Inc. (a)	13,735	87,629
Bruker Corp. (a)	39,047	547,829
Caliper Life Sciences, Inc. (a) (b)	24,948	99,543
Cambrex Corp. (a)	17,134	72,819
Dionex Corp. (a)	9,457	817,463
Enzo Biochem, Inc. (a) (b)	20,237	76,901
eResearch Technology, Inc. (a)	26,533	198,467
Kendle International, Inc. (a)	8,850	82,482
Luminex Corp. (a) (b)	19,724	315,584
Parexel International Corp. (a) (b)	31,915	738,194
Sequenom, Inc. (a) (b)	40,873	286,520

		3,731,549

Machinery—2.9%
3D Systems Corp. (a)	9,909	155,670
Actuant Corp.	36,285	833,104
Alamo Group, Inc.	1,920	42,874
Albany International Corp.	15,229	288,133
Altra Holdings, Inc. (a)	15,718	231,526
American Railcar Industries, Inc. (a)	5,478	85,895
AMPCO-Pittsburgh Corp.	5,636	139,886
ArvinMeritor, Inc. (a) (b)	48,157	748,360
Astec Industries, Inc. (a) (b)	10,213	291,377
Badger Meter, Inc. (b)	8,245	333,758
Barnes Group, Inc.	25,349	445,889
Blount International, Inc. (a)	25,829	328,803
Briggs & Stratton Corp. (b)	24,790	471,258
Cascade Corp.	5,291	168,254
Chart Industries, Inc. (a)	15,115	307,741
CIRCOR International, Inc. (b)	9,435	298,146
CLARCOR, Inc.	25,926	1,001,521
Colfax Corp. (a) (b)	14,330	213,087
Columbus McKinnon Corp. (a)	11,301	187,484
Commercial Vehicle Group, Inc. (a)	13,330	135,699
Douglas Dynamics, Inc. (a)	6,420	79,287
Dynamic Materials Corp. (b)	7,259	109,683
Energy Recovery, Inc. (a) (b)	19,728	70,824
EnPro Industries, Inc. (a) (b)	11,522	360,408
ESCO Technologies, Inc. (b)	14,512	482,669
Federal Signal Corp.	34,181	184,236
Flow International Corp. (a) (b)	27,290	71,773
Force Protection, Inc. (a)	41,101	207,149
FreightCar America, Inc. (b)	7,047	173,356
Graham Corp. (b)	6,734	104,512
Greenbrier Cos., Inc. (a) (b)	10,368	161,637
John Bean Technologies Corp.	16,030	258,243
Kadant, Inc. (a)	6,825	129,061
Kaydon Corp.	17,495	605,327
LB Foster Co. (a) (b)	5,476	158,475
Lindsay Corp. (b)	6,769	293,233
Lydall, Inc. (a)	9,530	70,141
Met-Pro Corp. (b)	8,159	82,324
Middleby Corp. (a) (b)	8,949	567,277
Miller Industries, Inc.	6,185	83,683
Mueller Industries, Inc. (b)	20,876	553,005
Mueller Water Products, Inc.	86,085	259,977
NACCO Industries, Inc.	3,117	272,395

Security Description	Shares	Value

Machinery—(Continued)
Nordson Corp. (b)	17,937	$1,321,778
PMFG, Inc. (a) (b)	7,970	135,889
RBC Bearings, Inc. (a)	12,081	410,512
Robbins & Myers, Inc.	14,476	387,667
Sauer-Danfoss, Inc. (a) (b)	6,354	135,277
Sun Hydraulics Corp. (b)	7,039	198,429
Tecumseh Products Co. (Class A) (a) (b)	10,819	124,094
Tennant Co.	10,316	318,764
The Gorman-Rupp Co.	5,700	157,092
Thermadyne Holdings Corp. (a)	4,803	67,866
Titan International, Inc. (b)	19,570	265,565
Trimas Corp. (a)	8,765	130,160
Twin Disc, Inc. (b)	4,666	65,091
Wabash National Corp. (a)	36,570	295,851
Watts Water Technologies, Inc. (b)	15,683	534,006

		16,595,181

Marine—0.2%
American Commercial Lines, Inc. (a) (b)	5,019	139,930
Baltic Trading, Ltd. (a)	8,982	98,892
Eagle Bulk Shipping, Inc. (a) (b)	35,638	186,030
Excel Maritime Carriers, Ltd. (a)	21,810	122,572
Genco Shipping & Trading, Ltd. (a) (b)	14,851	236,725
Horizon Lines, Inc.	18,475	77,595
International Shipholding Corp. (b)	3,127	88,306
Ultrapetrol Bahamas, Ltd. (a) (b)	12,345	79,255

		1,029,305

Media—1.3%
AH Belo Corp. (a)	10,586	74,843
Arbitron, Inc. (b)	13,434	375,749
Ascent Media Corp. (a)	8,366	223,456
Ballantyne Strong, Inc. (a)	8,010	69,287
Belo Corp.	47,497	294,481
Cinemark Holdings, Inc.	30,793	495,767
CKX, Inc. (a) (b)	34,449	168,800
Dex One Corp. (a)	26,952	330,971
Entercom Communications Corp. (a) (b)	13,203	103,776
EW Scripps Co. (a) (b)	16,943	133,511
Fisher Communications, Inc. (a)	3,857	67,228
Global Sources, Ltd. (a)	13,097	98,882
Harte-Hanks, Inc. (b)	21,249	247,976
Journal Communications, Inc. (a)	24,659	111,212
Knology, Inc. (a)	16,629	223,327
Lee Enterprises, Inc. (a) (b)	26,906	72,108
LIN TV Corp. (a)	16,691	74,108
Lions Gate Entertainment Corp. (a)	37,184	273,302
Live Nation Entertainment, Inc. (a)	76,480	755,622
Martha Stewart Living Omnimedia (a) (b)	16,124	76,428
McClatchy Co. (a) (b)	33,488	131,608
Media General, Inc. (a) (b)	12,404	111,140
Mediacom Communications Corp. (a)	23,034	152,255
National CineMedia, Inc.	28,435	508,986
Rentrak Corp. (a) (b)	5,949	150,331
Scholastic Corp.	16,524	459,698
Sinclair Broadcast Group, Inc. (a)	25,619	179,845
SuperMedia, Inc. (a)	7,105	75,100
Valassis Communications, Inc. (a) (b)	26,745	906,388

MSF-181

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Warner Music Group Corp. (a)	25,181	$113,315
World Wrestling Entertainment, Inc. (b)	13,534	188,258

		7,247,758

Metals & Mining—1.7%
A.M. Castle & Co. (a) (b)	9,250	122,562
Allied Nevada Gold Corp. (a)	40,178	1,064,717
AMCOL International Corp. (b)	11,453	299,954
Brush Engineered Material, Inc. (a)	11,324	322,054
Capital Gold Corp. (a)	33,607	162,322
Century Aluminum Co. (a)	34,127	449,453
Coeur d’Alene Mines Corp. (a) (b)	44,948	895,364
General Moly, Inc. (a) (b)	29,089	106,466
Globe Specialty Metals, Inc. (a)	33,146	465,370
Golden Star Resources, Ltd. (a)	138,555	684,462
Haynes International, Inc.	6,653	232,323
Hecla Mining Co. (a) (b)	136,934	865,423
Horsehead Holding Corp. (a)	24,392	240,749
Jaguar Mining, Inc. (a)	45,331	294,651
Kaiser Aluminum Corp. (b)	8,234	352,333
Metals USA Holdings Corp. (a)	6,366	82,631
Molycorp, Inc. (a)	13,756	389,157
Olympic Steel, Inc. (b)	4,257	97,868
RTI International Metals, Inc. (a) (b)	14,914	456,667
Stillwater Mining Co. (a)	24,113	406,063
Thompson Creek Metals Co., Inc. (a)	75,011	808,619
U.S. Energy Corp. Wyoming (a)	15,298	69,453
U.S. Gold Corp. (a)	48,524	241,164
Universal Stainless & Alloy Products, Inc. (a)	4,303	105,682
Worthington Industries, Inc. (b)	32,346	486,160

		9,701,667

Multi-Utilities—0.4%
Avista Corp.	29,860	623,477
Black Hills Corp. (b)	20,699	645,809
CH Energy Group, Inc.	7,464	329,610
NorthWestern Corp.	19,221	547,798

		2,146,694

Multiline Retail—0.4%
99 Cents Only Stores (a)	24,845	469,074
Dillard’s, Inc.	22,252	526,037
Fred’s, Inc. (b)	22,557	266,173
Retail Ventures, Inc. (a)	14,674	157,892
Saks, Inc. (a) (b)	69,952	601,587
The Bon-Ton Stores, Inc. (a) (b)	7,041	71,607
Tuesday Morning Corp. (a)	17,958	85,660

		2,178,030

Oil, Gas & Consumable Fuels—3.5%
Abraxas Petroleum Corp. (a)	36,913	104,833
American Oil & Gas, Inc. (a)	27,225	220,522
Apco Oil & Gas International, Inc. (b)	5,622	194,577
Approach Resources, Inc. (a)	7,336	82,016
ATP Oil & Gas Corp. (a)	22,288	304,231
Berry Petroleum Co. (b)	26,133	829,200
Bill Barrett Corp. (a) (b)	24,562	884,232
BPZ Resources, Inc. (a) (b)	51,873	198,674

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Brigham Exploration Co. (a) (b)	60,295	$1,130,531
Callon Petroleum Co. (a) (b)	15,843	78,423
CAMAC Energy, Inc. (a)	26,143	83,396
Carrizo Oil & Gas, Inc. (a) (b)	16,419	393,071
Cheniere Energy, Inc. (a) (b)	25,805	65,029
Clayton Williams Energy, Inc. (a)	3,590	181,618
Clean Energy Fuels Corp. (a) (b)	20,140	286,189
Cloud Peak Energy, Inc. (a)	17,360	316,820
Contango Oil & Gas Co. (a)	6,514	326,742
Crosstex Energy, Inc. (a)	25,021	197,666
CVR Energy, Inc. (a)	18,290	150,892
Delta Petroleum Corp. (a) (b)	102,149	80,350
DHT Holdings, Inc. (b)	25,976	107,281
Endeavour International Corp. (a) (b)	62,257	80,312
Energy Partners, Ltd. (a)	15,648	187,932
Energy XXI Bermuda, Ltd. (a)	27,153	627,506
FX Energy, Inc. (a)	25,184	104,262
Gastar Exploration, Ltd. (a)	23,388	94,020
General Maritime Corp. (b)	42,564	208,989
Georesources, Inc. (a)	7,274	115,657
GMX Resources, Inc. (a) (b)	17,696	86,003
Golar LNG, Ltd. (a)	19,685	246,456
Goodrich Petroleum Corp. (a) (b)	13,200	192,324
Green Plains Renewable Energy, Inc. (a)	8,803	106,604
Gulfport Energy Corp. (a)	16,059	222,257
Harvest Natural Resources, Inc. (a)	18,713	194,989
Houston American Energy Corp.	9,855	98,550
International Coal Group, Inc. (a) (b)	66,210	352,237
James River Coal Co. (a) (b)	16,011	280,673
Knightbridge Tankers, Ltd.	9,239	174,617
Kodiak Oil & Gas Corp. (a)	85,357	289,360
L&L Energy, Inc. (a)	17,782	142,612
Magnum Hunter Resources Corp. (a)	26,430	109,420
McMoRan Exploration Co. (a) (b)	42,785	736,330
Nordic American Tanker Shipping (b)	25,095	671,542
Northern Oil & Gas, Inc. (a)	23,153	392,212
Oasis Petroleum, Inc. (a)	25,717	498,138
Overseas Shipholding Group, Inc.	13,705	470,356
Panhandle Oil & Gas, Inc. (b)	3,017	74,490
Patriot Coal Corp. (a) (b)	39,802	454,141
Penn Virginia Corp.	25,144	403,310
Petroleum Development Corp. (a)	9,706	267,886
PetroQuest Energy, Inc. (a) (b)	28,823	175,532
Rentech, Inc. (a) (b)	119,980	118,300
Resolute Energy Corp. (a)	20,475	226,453
Rex Energy Corp. (a)	15,766	201,805
Rosetta Resources, Inc. (a)	28,068	659,317
Scorpio Tankers, Inc. (a)	7,179	81,051
Ship Finance International, Ltd. (b)	23,811	462,648
Stone Energy Corp. (a)	22,666	333,870
Swift Energy Co. (a)	20,750	582,660
Syntroleum Corp. (a)	31,009	57,987
Teekay Tankers, Ltd. (b)	14,683	191,026
TransAtlantic Petroleum, Ltd. (a)	79,311	234,761
Uranium Energy Corp. (a) (b)	28,977	95,045
USEC, Inc. (a) (b)	63,922	331,755
Vaalco Energy, Inc. (a)	27,127	155,709
Venoco, Inc. (a)	11,262	221,073
W&T Offshore, Inc.	20,128	213,357

MSF-182

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Warren Resources, Inc. (a) (b)	41,839	$166,101
Western Refining, Inc. (a) (b)	30,658	160,648
World Fuel Services Corp. (b)	36,591	951,732

		19,720,308

Paper & Forest Products—0.5%
Buckeye Technologies, Inc. (a)	21,132	310,852
Clearwater Paper Corp. (a)	6,376	485,086
Deltic Timber Corp. (b)	6,001	268,845
KapStone Paper & Packaging Corp. (a)	18,787	228,074
Louisiana-Pacific Corp. (a) (b)	70,273	531,967
Neenah Paper, Inc.	9,191	139,703
PH Glatfelter Co. (b)	25,902	314,968
Schweitzer-Mauduit International, Inc.	9,861	574,995
Wausau Paper Corp. (a)	26,808	222,238

		3,076,728

Personal Products—0.3%
Elizabeth Arden, Inc. (a)	11,452	228,925
Inter Parfums, Inc. (b)	8,191	144,080
Medifast, Inc. (a)	7,275	197,371
Nu Skin Enterprises, Inc. (b)	25,826	743,789
Nutraceutical International Corp. (a)	5,351	83,957
Prestige Brands Holdings, Inc. (a)	22,933	226,807
Revlon, Inc. (a)	5,393	68,060
USANA Health Sciences, Inc. (a) (b)	3,811	153,812

		1,846,801

Pharmaceuticals—1.6%
Akorn, Inc. (a)	33,137	133,874
Alexza Pharmaceuticals, Inc. (a)	25,351	80,363
Ardea Biosciences, Inc. (a) (b)	7,302	167,946
Auxilium Pharmaceuticals, Inc. (a)	22,407	555,245
AVANIR Pharmaceuticals, Inc. (a) (b)	38,897	124,081
BioMimetic Therapeutics, Inc. (a) (b)	10,287	117,272
BMP Sunstone Corp. (a)	19,887	151,141
Cadence Pharmaceuticals, Inc. (a) (b)	14,478	120,891
Cypress Bioscience, Inc. (a)	22,254	85,678
Depomed, Inc. (a) (b)	31,001	138,885
Durect Corp., Inc. (a) (b)	50,339	127,861
Eurand NV (a)	10,204	100,407
Hi-Tech Pharmacal Co., Inc. (a)	5,015	101,504
Impax Laboratories, Inc. (a)	33,499	663,280
Inspire Pharmaceuticals, Inc. (a)	31,755	188,942
Jazz Pharmaceuticals, Inc. (a)	8,518	91,398
MAP Pharmaceuticals, Inc. (a) (b)	7,707	117,917
Medicis Pharmaceutical Corp.	31,354	929,646
Nektar Therapeutics (a)	52,134	770,019
Obagi Medical Products, Inc. (a)	10,682	112,161
Optimer Pharmaceuticals, Inc. (a) (b)	18,035	165,381
Pain Therapeutics, Inc. (a) (b)	19,603	121,147
Par Pharmaceutical Cos., Inc. (a)	19,846	577,122
Pozen, Inc. (a)	15,141	107,198
Questcor Pharmaceuticals, Inc. (a)	30,322	300,794
Salix Pharmaceuticals, Ltd. (a) (b)	30,489	1,211,023
Santarus, Inc. (a) (b)	31,685	95,372
SuperGen, Inc. (a) (b)	34,833	72,801
The Medicines Co. (a)	29,350	416,770

Security Description	Shares	Value

Pharmaceuticals—(Continued)
ViroPharma, Inc. (a)	39,746	$592,613
Vivus, Inc. (a) (b)	45,158	302,107
XenoPort, Inc. (a) (b)	15,289	108,705

		8,949,544

Professional Services—1.1%
Acacia Research Corp. (a)	18,592	327,219
Administaff, Inc.	12,162	327,523
Barrett Business Services, Inc.	4,578	69,540
CBIZ, Inc. (a) (b)	25,596	151,784
CDI Corp.	7,746	100,078
CoStar Group, Inc. (a) (b)	10,878	529,867
CRA International, Inc. (a)	6,362	114,834
Diamond Management & Technology Consultants, Inc.	12,944	161,800
Exponent, Inc. (a)	7,795	261,834
GP Strategies Corp. (a) (b)	8,646	78,592
Heidrick & Struggles International, Inc.	9,634	187,670
Hill International, Inc. (a)	14,999	67,196
Huron Consulting Group, Inc. (a)	12,415	273,006
ICF International, Inc. (a)	9,403	235,733
Kelly Services, Inc. (Class A) (a)	14,944	175,293
Kforce, Inc. (a)	16,944	232,472
Korn/Ferry International (a)	22,526	372,580
Mistras Group, Inc. (a)	5,921	68,565
Navigant Consulting, Inc. (a)	27,414	318,825
On Assignment, Inc. (a)	20,637	108,344
Resources Connection, Inc. (a) (b)	25,492	350,770
School Specialty, Inc. (a)	10,285	133,808
SFN Group, Inc. (a)	30,053	180,619
The Advisory Board Co. (a)	8,403	370,992
The Corporate Executive Board Co. (b)	18,787	592,918
The Dolan Co. (a) (b)	17,796	202,341
TrueBlue, Inc. (a)	25,162	343,461
VSE Corp.	1,728	60,947

		6,398,611

Real Estate Investment Trusts—7.1%
Acadia Realty Trust	22,237	422,503
Agree Realty Corp.	4,326	109,232
Alexander’s, Inc. (b)	1,140	359,989
American Campus Communities, Inc. (b)	34,768	1,058,338
American Capital Agency Corp. (b)	17,603	467,712
Anworth Mortgage Asset Corp.	63,740	454,466
Apollo Commercial Real Estate Finance, Inc.	9,565	153,710
Ashford Hospitality Trust, Inc. (a)	22,036	199,426
Associated Estates Realty Corp.	15,835	221,373
BioMed Realty Trust, Inc. (b)	60,624	1,086,382
CapLease, Inc. (b)	32,653	182,530
Capstead Mortgage Corp. (b)	38,785	421,593
CBL & Associates Properties, Inc.	74,529	973,349
Cedar Shopping Centers, Inc. (a)	29,807	181,227
Chatham Lodging Trust (a)	4,812	89,551
Chesapeake Lodging Trust (a)	4,500	73,620
Cogdell Spencer, Inc.	23,520	148,646
Colonial Properties Trust (b)	37,559	608,080
Colony Financial, Inc.	8,329	153,920
Cousins Properties, Inc.	48,635	347,254

MSF-183

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
CreXus Investment Corp. (a)	8,072	$97,106
Cypress Sharpridge Investments, Inc.	19,305	257,722
DCT Industrial Trust, Inc. (b)	112,303	537,931
DiamondRock Hospitality Co. (a)	82,681	784,643
DuPont Fabros Technology, Inc.	21,109	530,891
Dynex Capital, Inc.	7,865	84,785
EastGroup Properties, Inc.	14,820	553,972
Education Realty Trust, Inc.	32,945	235,557
Entertainment Properties Trust (b)	24,047	1,038,349
Equity Lifestyle Properties, Inc.	14,021	763,864
Equity One, Inc.	19,728	333,009
Excel Trust, Inc.	8,345	94,048
Extra Space Storage, Inc.	47,448	761,066
FelCor Lodging Trust, Inc. (a)	52,295	240,557
First Industrial Realty Trust, Inc. (a)	30,805	156,181
First Potomac Realty Trust	21,140	317,100
Franklin Street Properties Corp.	37,474	465,427
Getty Realty Corp. (b)	11,528	309,296
Gladstone Commercial Corp. (b)	5,368	92,115
Glimcher Realty Trust (b)	45,744	281,326
Government Properties Income Trust	14,771	394,386
Hatteras Financial Corp. (b)	24,496	697,401
Healthcare Realty Trust, Inc.	32,901	769,554
Hersha Hospitality Trust	55,808	289,085
Highwoods Properties, Inc. (b)	37,145	1,206,098
Home Properties, Inc. (b)	19,975	1,056,677
Hudson Pacific Properties, Inc.	8,070	132,106
Inland Real Estate Corp. (b)	40,919	340,037
Invesco Mortgage Capital, Inc. (b)	14,296	307,650
Investors Real Estate Trust	41,174	345,038
iStar Financial, Inc. (a) (b)	52,223	159,802
Kilroy Realty Corp. (b)	28,665	949,958
Kite Realty Group Trust	26,867	119,289
LaSalle Hotel Properties (b)	37,227	870,740
Lexington Realty Trust (b)	49,377	353,539
LTC Properties, Inc. (b)	13,085	333,929
Medical Properties Trust, Inc.	55,496	562,729
MFA Financial, Inc. (b)	148,476	1,132,872
Mid-America Apartment Communities, Inc. (b)	17,475	1,018,443
Mission West Properties, Inc.	12,528	84,940
Monmouth Real Estate Investment Corp. (b)	13,822	108,088
MPG Office Trust, Inc. (a)	27,001	67,503
National Health Investors, Inc. (b)	12,867	566,920
National Retail Properties, Inc. (b)	44,583	1,119,479
Newcastle Investment Corp. (a) (b)	34,451	106,798
NorthStar Realty Finance Corp.	36,462	136,368
Omega Healthcare Investors, Inc.	48,749	1,094,415
One Liberty Properties, Inc.	4,761	75,748
Parkway Properties, Inc.	12,421	183,831
Pebblebrook Hotel Trust (a)	18,431	331,942
Pennsylvania Real Estate Investment Trust (b)	29,782	353,215
Pennymac Mortgage Investment Trust (b)	9,183	164,284
Post Properties, Inc.	26,016	726,367
Potlatch Corp. (b)	21,362	726,308
PS Business Parks, Inc.	10,027	567,227
RAIT Financial Trust (a) (b)	45,448	74,989
Ramco-Gershenson Properties Trust	18,052	193,337
Redwood Trust, Inc. (b)	42,666	616,950
Resource Capital Corp.	24,090	152,972

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Retail Opportunity Investments Corp.	22,775	$217,957
Saul Centers, Inc.	3,889	163,144
Sovran Self Storage, Inc.	14,738	558,570
Starwood Property Trust, Inc.	26,073	518,071
Strategic Hotels & Resorts, Inc. (a)	70,943	300,798
Sun Communities, Inc.	9,482	291,097
Sunstone Hotel Investors, Inc. (a) (b)	50,507	458,098
Tanger Factory Outlet Centers (b)	21,661	1,021,100
Terreno Realty Corp. (a)	5,182	94,416
Two Harbors Investment Corp.	14,384	129,744
U-Store-It Trust (b)	50,334	420,289
Universal Health Realty Income Trust	6,109	210,211
Urstadt Biddle Properties, Inc.	11,113	200,923
Walter Investment Management Corp.	13,294	232,512
Washington Real Estate Investment Trust (b)	32,516	1,031,733
Winthrop Realty Trust	12,420	153,511

		40,141,034

Real Estate Management & Development—0.2%
Avatar Holdings, Inc. (a)	4,990	95,209
Consolidated-Tomoka Land Co. (b)	3,138	89,464
Forestar Group, Inc. (a)	19,634	334,760
Kennedy-Wilson Holdings, Inc. (a)	11,448	121,349
Tejon Ranch Co. (a)	7,566	163,955
Thomas Properties Group, Inc. (a)	20,161	71,975

		876,712

Road & Rail—1.0%
Amerco, Inc. (a)	4,634	368,310
Arkansas Best Corp. (b)	13,889	336,530
Avis Budget Group, Inc. (a) (b)	55,465	646,167
Celadon Group, Inc. (a)	9,437	130,325
Dollar Thrifty Automotive Group, Inc. (a)	15,373	770,802
Genesee & Wyoming, Inc. (a)	20,569	892,489
Heartland Express, Inc. (b)	25,939	385,713
Knight Transportation, Inc. (b)	31,823	615,139
Marten Transport, Ltd. (a)	8,816	204,355
Old Dominion Freight Line, Inc. (a)	22,294	566,714
RailAmerica, Inc. (a)	12,701	122,311
Roadrunner Transportation Systems, Inc. (a)	5,875	63,685
Saia, Inc. (a) (b)	7,036	105,047
USA Truck, Inc. (a)	4,593	68,803
Werner Enterprises, Inc. (b)	23,073	472,766

		5,749,156

Semiconductors & Semiconductor Equipment—3.5%
Actel Corp. (a)	10,183	162,419
Advanced Analogic Technologies, Inc. (a) (b)	24,209	84,974
Advanced Energy Industries, Inc. (a)	18,729	244,601
Amkor Technology, Inc. (a) (b)	58,594	384,963
Anadigics, Inc. (a) (b)	35,789	217,955
Applied Micro Circuits Corp. (a)	32,626	326,260
ATMI, Inc. (a)	18,191	270,318
Axcelis Technologies, Inc. (a)	57,588	111,145
AXT, Inc. (a)	17,139	113,460
Brooks Automation, Inc. (a)	36,289	243,499
Cabot Microelectronics Corp. (a)	13,254	426,514
Cavium Networks, Inc. (a)	23,738	682,705

MSF-184

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Ceva, Inc. (a)	9,581	$137,008
Cirrus Logic, Inc. (a)	35,025	624,846
Cohu, Inc. (b)	11,848	149,166
Conexant Systems, Inc. (a)	45,150	74,046
Cymer, Inc. (a)	16,143	598,582
Diodes, Inc. (a)	18,315	313,003
DSP Group, Inc. (a)	13,388	93,716
Entegris, Inc. (a)	73,140	341,564
Entropic Communications, Inc. (a)	30,332	291,187
Exar Corp. (a)	20,123	120,537
FEI Co. (a)	20,566	402,477
FormFactor, Inc. (a) (b)	27,182	233,765
GT Solar International, Inc. (a)	33,805	282,948
Hittite Microwave Corp. (a)	14,616	696,452
Integrated Device Technology, Inc. (a)	87,063	509,319
Integrated Silicon Solution, Inc. (a) (b)	14,137	121,720
IXYS Corp. (a)	13,771	131,513
Kopin Corp. (a)	34,528	122,574
Kulicke & Soffa Industries, Inc. (a) (b)	38,887	240,711
Lattice Semiconductor Corp. (a)	61,578	292,496
LTX-Credence Corp. (a)	79,420	165,988
Mattson Technology, Inc. (a)	27,537	75,727
Micrel, Inc. (b)	25,706	253,461
Microsemi Corp. (a)	44,408	761,597
Microtune, Inc. (a) (b)	30,216	87,626
Mindspeed Technologies, Inc. (a)	17,338	134,716
MIPS Technologies, Inc. (a)	25,612	249,205
MKS Instruments, Inc. (a)	26,805	481,954
Monolithic Power Systems, Inc. (a)	16,249	265,346
MoSys, Inc. (a) (b)	15,057	73,478
Nanometrics, Inc. (a)	9,834	148,002
Netlogic Microsystems, Inc. (a) (b)	33,459	922,799
NVE Corp. (a)	2,143	92,213
OmniVision Technologies, Inc. (a) (b)	28,309	652,239
Pericom Semiconductor Corp. (a)	14,116	122,668
Photronics, Inc. (a)	25,047	132,499
PLX Technology, Inc. (a)	19,623	71,035
Power Integrations, Inc. (b)	13,319	423,411
RF Micro Devices, Inc. (a)	145,591	893,929
Rubicon Technology, Inc. (a) (b)	7,716	175,076
Rudolph Technologies, Inc. (a) (b)	18,288	151,973
Semtech Corp. (a)	31,443	634,834
Sigma Designs, Inc. (a) (b)	17,366	199,535
Silicon Image, Inc. (a)	41,704	199,345
Spansion, Inc. (a)	7,070	105,838
Standard Microsystems Corp. (a)	11,905	271,553
Supertex, Inc. (a) (b)	4,645	102,747
Tessera Technologies, Inc. (a)	27,229	503,736
Trident Microsystems, Inc. (a) (b)	40,100	68,571
TriQuint Semiconductor, Inc. (a)	80,577	773,539
Ultra Clean Holdings (a)	11,938	102,906
Ultratech, Inc. (a)	13,618	232,868
Veeco Instruments, Inc. (a) (b)	21,485	749,182
Volterra Semiconductor Corp. (a)	12,513	269,280
Zoran Corp. (a) (b)	28,437	217,259

		19,812,578

Software—4.4%
ACI Worldwide, Inc. (a) (b)	19,206	430,022
Actuate Corp. (a)	24,071	123,966

Security Description	Shares	Value

Software—(Continued)
Advent Software, Inc. (a)	8,446	$440,797
American Software, Inc.	12,761	75,290
ArcSight, Inc. (a) (b)	13,202	575,079
Ariba, Inc. (a) (b)	47,673	901,020
Aspen Technology, Inc. (a)	33,380	346,151
Blackbaud, Inc. (b)	24,636	592,249
Blackboard, Inc. (a) (b)	18,375	662,235
Bottomline Technologies, Inc. (a)	17,016	261,366
CDC Corp. (a)	17,872	75,599
CommVault Systems, Inc. (a)	22,803	593,562
Concur Technologies, Inc. (a) (b)	21,496	1,062,762
Deltek, Inc. (a) (b)	10,644	85,258
DemandTec, Inc. (a) (b)	10,599	99,737
Digimarc Corp. (a)	3,740	87,740
Ebix, Inc. (a) (b)	14,452	338,899
Epicor Software Corp. (a)	26,131	227,340
EPIQ Systems, Inc. (a) (b)	17,942	219,969
Fair Isaac Corp.	22,279	549,400
Fortinet, Inc. (a) (b)	21,254	531,350
Interactive Intelligence, Inc. (a) (b)	5,529	97,310
Jack Henry & Associates, Inc. (b)	45,406	1,157,853
JDA Software Group, Inc. (a)	22,324	566,137
Kenexa Corp. (a)	12,557	219,999
Lawson Software, Inc. (a)	74,843	633,920
Magma Design Automation, Inc. (a) (b)	28,516	105,509
Manhattan Associates, Inc. (a)	12,581	369,252
Mentor Graphics Corp. (a)	58,371	616,981
MicroStrategy, Inc. (a)	4,404	381,430
Monotype Imaging Holdings, Inc. (a)	12,841	117,495
NetScout Systems, Inc. (a)	16,489	338,189
NetSuite, Inc. (a) (b)	9,774	230,373
Opnet Technologies, Inc.	7,388	134,092
Parametric Technology Corp. (a)	60,600	1,184,124
Pegasystems, Inc. (b)	8,291	257,436
Progress Software Corp. (a)	23,034	762,425
PROS Holdings, Inc. (a) (b)	11,234	104,252
QLIK Technonlogies, Inc. (a)	7,268	160,259
Quest Software, Inc. (a)	31,135	765,610
Radiant Systems, Inc. (a)	17,716	302,944
RealD, Inc. (a)	7,899	146,053
RealPage, Inc. (a)	7,720	147,298
Renaissance Learning, Inc. (b)	7,465	76,068
Rosetta Stone, Inc. (a)	5,868	124,636
S1 Corp. (a)	31,051	161,776
Smith Micro Software, Inc. (a)	15,906	158,106
SolarWinds, Inc. (a)	18,855	325,437
Sonic Solutions, Inc. (a) (b)	13,921	158,421
Sourcefire, Inc. (a)	14,769	425,938
SS&C Technologies Holdings, Inc. (a)	6,821	107,772
SuccessFactors, Inc. (a)	33,649	844,926
Synchronoss Technologies, Inc. (a)	11,423	203,444
Take-Two Interactive Software, Inc. (a) (b)	37,813	383,424
Taleo Corp. (a)	19,902	576,959
TeleCommunication Systems, Inc. (b)	22,959	89,770
THQ, Inc. (a) (b)	38,813	156,028
TIBCO Software, Inc. (a)	88,671	1,573,024
TiVo, Inc. (a) (b)	60,220	545,593
Tyler Technologies, Inc. (a) (b)	16,849	339,676
Ultimate Software Group, Inc. (a)	13,790	532,846

MSF-185

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Unica Corp. (a) (b)	8,241	$172,896
VASCO Data Security International, Inc. (a) (b)	15,031	97,701
VirnetX Holding Corp. (a)	17,733	260,320
Wave Systems Corp. (a)	43,470	97,373
Websense, Inc. (a)	22,427	397,855

		24,888,721

Specialty Retail—3.2%
America’s Car-Mart, Inc. (a) (b)	5,173	130,256
AnnTaylor Stores Corp. (a) (b)	30,985	627,136
Asbury Automotive Group, Inc. (a)	14,126	198,753
Barnes & Noble, Inc.	20,979	340,070
Bebe Stores, Inc.	14,986	108,049
Big 5 Sporting Goods Corp. (b)	12,258	164,502
Brown Shoe Co., Inc.	23,566	270,302
Cabela’s, Inc. (a) (b)	21,874	415,169
Casual Male Retail Group, Inc. (a)	24,197	98,724
Charming Shoppes, Inc. (a)	64,753	227,931
Christopher & Banks Corp.	20,680	163,579
Citi Trends, Inc. (a) (b)	8,551	207,020
Coldwater Creek, Inc. (a) (b)	34,146	179,949
Collective Brands, Inc. (a)	35,851	578,635
Destination Maternity Corp. (a) (b)	2,943	96,884
DSW, Inc. (Class A) (a)	6,965	199,895
Express, Inc. (a)	8,941	135,993
Genesco, Inc. (a)	12,817	382,972
Group 1 Automotive, Inc. (a) (b)	13,235	395,462
Gymboree Corp. (a) (b)	14,117	586,420
Haverty Furniture Cos., Inc. (a) (b)	10,391	113,366
hhgregg, Inc. (a) (b)	7,296	180,649
Hibbett Sports, Inc. (a)	16,032	399,998
HOT Topic, Inc. (b)	24,702	147,965
Jo-Ann Stores, Inc. (a) (b)	14,841	661,167
Jos. A. Bank Clothiers, Inc. (a) (b)	13,950	594,409
Kirkland’s, Inc. (a)	9,307	128,995
Lithia Motors, Inc. (a)	10,676	102,383
Lumber Liquidators Holdings, Inc. (a) (b)	12,132	298,083
MarineMax, Inc. (a) (b)	12,696	89,380
Monro Muffler Brake, Inc.	10,761	496,190
OfficeMax, Inc. (a)	45,653	597,598
Pacific Sunwear of California (a) (b)	33,024	172,716
Penske Automotive Group, Inc. (a)	24,131	318,529
PEP Boys-Manny, Moe & Jack (b)	28,658	303,202
Pier 1 Imports, Inc. (a) (b)	56,154	459,901
Rent-A-Center, Inc. (a)	34,836	779,630
Rue21, Inc. (a)	8,039	207,487
Sally Beauty Holdings, Inc. (a) (b)	47,942	536,950
Select Comfort Corp. (a) (b)	29,844	202,342
Shoe Carnival, Inc. (a)	5,485	110,907
Sonic Automotive, Inc. (a)	22,059	216,840
Stage Stores, Inc.	20,885	271,505
Stein Mart, Inc. (a)	15,504	136,900
Systemax, Inc. (a) (b)	6,631	81,429
Talbots, Inc. (a) (b)	38,055	498,520
The Buckle, Inc. (b)	13,965	370,631
The Cato Corp.	15,629	418,232
The Children’s Place Retail Stores, Inc. (a) (b)	14,932	728,234
The Dress Barn, Inc. (a)	31,910	757,862
The Finish Line, Inc. (Class A)	27,561	383,373

Security Description	Shares	Value

Specialty Retail—(Continued)
The Men’s Wearhouse, Inc.	28,904	$687,626
The Wet Seal, Inc. (a) (b)	55,470	188,043
Ulta Salon Cosmetics & Fragrance, Inc. (a)	17,010	496,692
Vitamin Shoppe, Inc. (a)	8,754	240,297
West Marine, Inc. (a) (b)	8,963	91,064
Zumiez, Inc. (a) (b)	11,433	241,922

		18,218,718

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc. (a)	31,479	828,842
Cherokee, Inc. (b)	4,506	82,189
Columbia Sportswear Co. (b)	6,412	374,717
CROCS, Inc. (a)	47,077	612,472
Deckers Outdoor Corp. (a)	20,676	1,032,973
G-III Apparel Group, Ltd. (a) (b)	8,116	254,680
Iconix Brand Group, Inc. (a) (b)	39,147	685,073
Jones Apparel Group, Inc.	47,330	929,561
K-Swiss, Inc. (a) (b)	14,979	190,982
Kenneth Cole Productions, Inc. (a) (b)	4,520	75,348
Liz Claiborne, Inc. (a) (b)	53,725	326,648
Maidenform Brands, Inc. (a)	12,548	362,010
Movado Group, Inc. (a) (b)	10,013	108,942
Oxford Industries, Inc.	7,682	182,678
Perry Ellis International, Inc. (a) (b)	5,714	124,851
Quiksilver, Inc. (a)	66,625	260,504
Skechers U.S.A., Inc. (a)	18,562	436,021
Steven Madden, Ltd. (a)	12,949	531,686
The Timberland Co. (Class A) (a)	20,635	408,779
The Warnaco Group, Inc. (a)	23,501	1,201,606
True Religion Apparel, Inc. (a)	13,933	297,330
Under Armour, Inc. (a) (b)	18,492	832,880
Unifi, Inc. (a)	26,290	118,568
UniFirst Corp.	6,778	299,249
Volcom, Inc. (a) (b)	10,624	203,131
Weyco Group, Inc. (b)	4,154	100,610
Wolverine World Wide, Inc. (b)	26,795	777,323

		11,639,653

Thrifts & Mortgage Finance—1.4%
Abington Bancorp, Inc.	12,336	130,022
Astoria Financial Corp. (b)	45,199	616,062
Bank Mutual Corp.	27,281	141,588
BankFinancial Corp. (b)	11,879	108,930
Beneficial Mutual Bancorp, Inc. (a)	18,913	169,650
Berkshire Hill Bancorp, Inc. (b)	7,472	141,669
Brookline Bancorp, Inc. (b)	32,815	327,494
Dime Community Bancshares	15,501	214,689
ESB Financial Corp.	5,713	79,525
ESSA Bancorp, Inc.	8,799	104,180
First Financial Holdings, Inc. (b)	9,379	104,482
Flushing Financial Corp.	17,365	200,739
Home Federal Bancorp, Inc. (b)	10,146	123,477
Kearny Financial Corp. (b)	8,483	74,905
MGIC Investment Corp. (a) (b)	106,904	986,724
NewAlliance Bancshares, Inc.	55,468	700,006
Northwest Bancshares, Inc.	59,341	664,026
OceanFirst Financial Corp.	6,649	81,583
Ocwen Financial Corp. (a)	39,964	405,235

MSF-186

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Oritani Financial Corp.	27,400	$273,452
Provident Financial Services, Inc. (b)	33,586	415,123
Provident New York Bancorp (b)	20,537	172,306
Radian Group, Inc.	72,637	568,021
Territorial Bancorp, Inc.	7,186	120,940
The PMI Group, Inc. (a) (b)	78,946	289,732
TrustCo Bank Corp. (b)	42,029	233,681
United Financial Bancorp, Inc.	9,478	128,048
ViewPoint Financial Group	8,536	78,958
Westfield Financial, Inc.	15,381	119,972
WSFS Financial Corp. (b)	2,488	93,325

		7,868,544

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	215,240
Star Scientific, Inc. (a)	45,608	95,777
Universal Corp. (b)	12,962	519,646
Vector Group, Ltd. (b)	23,567	440,708

		1,271,371

Trading Companies & Distributors—0.8%
Aceto Corp.	12,038	81,738
Aircastle, Ltd.	24,542	208,116
Applied Industrial Technologies, Inc.	21,648	662,429
Beacon Roofing Supply, Inc. (a)	24,991	364,119
CAI International, Inc. (a)	5,966	90,504
DXP Enterprises, Inc. (a) (b)	4,456	84,575
H&E Equipment Services, Inc. (a) (b)	16,345	130,270
Houston Wire & Cable Co. (b)	10,450	104,814
Interline Brands, Inc. (a)	18,029	325,243
Kaman Corp. (b)	14,024	367,569
RSC Holdings, Inc. (a) (b)	24,557	183,195
Rush Enterprises, Inc. (a)	17,833	273,558
TAL International Group, Inc. (b)	8,589	208,026
Textainer Group Holdings, Ltd. (b)	5,684	151,990
Titan Machinery, Inc. (a) (b)	8,157	132,959
United Rentals, Inc. (a) (b)	30,724	455,944
Watsco, Inc.	14,680	817,382

		4,642,431

Water Utilities—0.3%
American States Water Co.	9,894	354,007
Artesian Resources Corp.	3,558	67,851
Cadiz, Inc. (a) (b)	7,887	80,921
California Water Service Group	10,941	404,270
Connecticut Water Service, Inc. (b)	4,800	114,960
Consolidated Water Co., Ltd. (b)	8,783	83,263
Middlesex Water Co. (b)	7,497	126,249
SJW Corp. (b)	7,394	182,114
York Water Co.	6,695	107,321

		1,520,956

Wireless Telecommunication Services—0.3%
FiberTower Corp. (a)	24,569	104,173
ICO Global Communications Holdings, Ltd. (a)	50,508	82,833
NTELOS Holdings Corp. (b)	13,256	224,291
Shenandoah Telecommunications Co. (b)	12,542	227,888
Syniverse Holdings, Inc. (a)	37,490	849,898

Security Description	Shares	Value

Wireless Telecommunication Services—(Continued)
USA Mobility, Inc. (a) (b)	11,723	$187,920

		1,677,003

Total Common Stock (Identified Cost $552,787,357)		541,388,135

Mutual Funds—3.1%

Exchange Traded Funds—3.1%
iShares Russell 2000 Index Fund (b)	259,300	17,494,971

Total Mutual Funds (Identified Cost $16,522,311)		17,494,971

Short Term Investments—21.1%
Security Description	Shares/Par Amount	Value

Discount Notes—1.4%
Federal National Mortgage Association 0.154%, 11/10/10	$7,825,000	7,823,478

Mutual Funds—19.6%
State Street Navigator Securities Lending Prime Portfolio (c)	111,521,914	111,521,914

U.S. Treasury—0.1%
U.S. Treasury Bill 0.130%, 11/12/10	675,000	674,888

Total Short Term Investments (Identified Cost $120,020,280)		120,020,280

Total Investments—119.6% (Identified Cost $689,329,948) (d)		678,903,386
Liabilities in excess of other assets		(111,281,904)

Net Assets—100.0%		$567,621,482

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $108,389,259 and the collateral received consisted of cash in the amount of $111,521,914 and non-cash collateral with a value of $213,398. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $690,380,527 and the composition of unrealized appreciation and depreciation of investment securities was $82,944,063 and $(94,421,204), respectively.

MSF-187

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Net Unrealized Appreciation
Russell 2000 Mini Index Futures	12/17/2010	130	$8,210,527	$8,768,500	$557,973

MSF-188

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$541,388,135	$—	$—	$541,388,135

Total Mutual Funds*	17,494,971	—	—	17,494,971

Short Term Investments
Discount Notes	—	7,823,478	—	7,823,478
Mutual Funds	111,521,914	—	—	111,521,914
U.S. Treasury	—	674,888	—	674,888

Total Short Term Investments	111,521,914	8,498,366	—	120,020,280

Total Investments	$670,405,020	$8,498,366	$—	$678,903,386

Futures Contracts**
Futures Contracts Long (Appreciation)	$557,973	$—	$—	$557,973

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-189

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Precision Castparts Corp.	75,900	$9,665,865

Air Freight & Logistics—3.5%
Expeditors International of Washington, Inc.	143,600	6,638,628
FedEx Corp.	160,500	13,722,750
United Parcel Service, Inc. (Class B)	116,900	7,796,061

		28,157,439

Beverages—0.8%
PepsiCo., Inc.	92,600	6,152,344

Biotechnology—0.9%
Celgene Corp. (a)	76,500	4,407,165
Human Genome Sciences, Inc. (a)	80,800	2,407,032

		6,814,197

Capital Markets—3.0%
Franklin Resources, Inc.	105,300	11,256,570
Invesco, Ltd.	347,900	7,385,917
Northern Trust Corp.	107,600	5,190,624

		23,833,111

Chemicals—3.3%
Air Products & Chemicals, Inc.	43,600	3,610,952
Potash Corp. of Saskatchewan, Inc.	4,800	691,392
Praxair, Inc.	203,900	18,404,014
The Mosaic Co.	58,200	3,419,832

		26,126,190

Commercial Banks—0.8%
U.S. Bancorp	205,300	4,438,586
Wells Fargo & Co.	88,200	2,216,466

		6,655,052

Commercial Services & Supplies—0.4%
Republic Services, Inc.	95,100	2,899,599

Communications Equipment—4.0%
Cisco Systems, Inc. (a)	394,100	8,630,790
Juniper Networks, Inc. (a)	247,200	7,502,520
QUALCOMM, Inc.	344,900	15,561,888

		31,695,198

Computers & Peripherals—8.3%
Apple, Inc. (a)	205,300	58,253,875
EMC Corp. (a)	81,600	1,657,296
NetApp, Inc. (a)	64,300	3,201,497
SanDisk Corp. (a)	98,800	3,621,020

		66,733,688

Consumer Finance—2.0%
American Express Co.	347,100	14,588,613
Discover Financial Services	62,700	1,045,836

		15,634,449

Diversified Financial Services—2.6%
IntercontinentalExchange, Inc. (a)	60,900	6,377,448

Security Description	Shares	Value

Diversified Financial Services—(Continued)
JPMorgan Chase & Co.	284,200	$10,819,494
NYSE Euronext	123,200	3,519,824

		20,716,766

Electrical Equipment—1.6%
Babcock & Wilcox Co. (a)	75,450	1,605,576
Emerson Electric Co.	143,800	7,572,508
Rockwell Automation, Inc. (b)	59,900	3,697,627

		12,875,711

Electronic Equipment, Instruments & Components—2.2%
Corning, Inc.	596,100	10,896,708
Dolby Laboratories, Inc. (Class A) (a)	115,600	6,567,236

		17,463,944

Energy Equipment & Services—2.9%
Cameron International Corp. (a)	138,000	5,928,480
FMC Technologies, Inc. (a)	78,800	5,381,252
Schlumberger, Ltd.	188,600	11,619,646

		22,929,378

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	98,300	6,339,367

Health Care Equipment & Supplies—1.6%
Intuitive Surgical, Inc. (a)	14,330	4,065,994
Stryker Corp.	112,900	5,650,645
Zimmer Holdings, Inc. (a)	57,500	3,008,975

		12,725,614

Health Care Providers & Services—3.2%
Express Scripts, Inc. (a)	291,300	14,186,310
McKesson Corp.	124,900	7,716,322
Medco Health Solutions, Inc. (a)	78,000	4,060,680

		25,963,312

Hotels, Restaurants & Leisure—5.1%
Carnival plc (GBP) (a)	126,300	4,974,359
Ctrip.com International, Ltd. (ADR) (a)	88,000	4,202,000
Las Vegas Sands Corp. (a) (b)	97,400	3,394,390
Marriott International, Inc. (b)	242,260	8,680,176
MGM Resorts International (a) (b)	254,700	2,873,016
Starbucks Corp.	417,500	10,679,650
Starwood Hotels & Resorts Worldwide, Inc. (b)	120,800	6,348,040

		41,151,631

Household Products—0.7%
The Procter & Gamble Co.	97,405	5,841,378

Industrial Conglomerates—1.5%
3M Co.	114,000	9,884,940
McDermott International, Inc. (a)	150,900	2,230,302

		12,115,242

Insurance—0.2%
SunLife Financial, Inc. (CAD)	57,300	1,498,388

MSF-190

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—5.5%
Amazon.com, Inc. (a) (b)	206,900	$32,495,714
Liberty Media Interactive (Series A) (a)	385,000	5,278,350
priceline.com, Inc. (a) (b)	17,630	6,141,234

		43,915,298

Internet Software & Services—9.9%
Akamai Technologies, Inc. (a) (b)	129,700	6,508,346
Baidu, Inc. (ADR) (a)	179,500	18,420,290
eBay, Inc. (a)	243,800	5,948,720
Google, Inc. (Class A) (a)	77,200	40,590,988
Tencent Holdings, Ltd. (HKD)	335,600	7,296,358

		78,764,702

IT Services—5.4%
Accenture plc	182,100	7,737,429
Automatic Data Processing, Inc.	36,300	1,525,689
MasterCard, Inc.	45,500	10,192,000
The Western Union Co.	241,500	4,267,305
Visa, Inc.	264,500	19,641,770

		43,364,193

Life Sciences Tools & Services—0.5%
Illumina, Inc. (a) (b)	77,500	3,813,000

Machinery—4.8%
Bucyrus International, Inc.	40,900	2,836,415
Caterpillar, Inc.	23,100	1,817,508
Cummins, Inc.	20,800	1,884,064
Danaher Corp. (b)	562,700	22,851,247
Deere & Co.	54,000	3,768,120
PACCAR, Inc. (b)	107,300	5,166,495

		38,323,849

Media—1.4%
Discovery Communications, Inc. (a)	77,100	3,357,705
The Walt Disney Co.	247,100	8,181,481

		11,539,186

Metals & Mining—1.9%
Agnico-Eagle Mines, Ltd.	37,600	2,670,728
BHP Billiton, Ltd. (AUD)	197,600	7,513,196
Freeport-McMoRan Copper & Gold, Inc.	58,400	4,986,776

		15,170,700

Oil, Gas & Consumable Fuels—4.6%
EOG Resources, Inc.	130,600	12,141,882
Murphy Oil Corp.	67,500	4,179,600
Peabody Energy Corp.	95,800	4,695,158
Petroleo Brasileiro S.A. (ADR)	238,100	7,814,442
Suncor Energy, Inc.	240,400	7,825,020

		36,656,102

Pharmaceuticals—0.8%
Allergan, Inc.	101,400	6,746,142

Security Description	Shares	Value

Road & Rail—0.5%
Union Pacific Corp.	53,400	$4,368,120

Semiconductors & Semiconductor Equipment—2.0%
ASML Holding NV (b)	107,500	3,195,975
Broadcom Corp.	211,300	7,477,907
Marvell Technology Group, Ltd. (a)	123,800	2,167,738
Samsung Electronics Co., Ltd. (KRW)	4,302	2,931,624

		15,773,244

Software—0.8%
Autodesk, Inc. (a)	51,900	1,659,243
Autonomy Corp. plc (GBP)	42,500	1,212,930
Rovi Corp. (a)	50,600	2,550,746
Salesforce.com, Inc. (a) (b)	11,000	1,229,800

		6,652,719

Specialty Retail—2.7%
AutoZone, Inc. (a)	19,400	4,440,854
CarMax, Inc. (a)	177,100	4,934,006
Lowe’s Cos., Inc.	327,400	7,297,746
O’Reilly Automotive, Inc. (a) (b)	98,700	5,250,840

		21,923,446

Textiles, Apparel & Luxury Goods—2.1%
Coach, Inc.	204,200	8,772,432
Nike, Inc. (b)	97,200	7,789,608

		16,562,040

Trading Companies & Distributors—1.4%
Fastenal Co. (b)	137,500	7,313,625
W.W. Grainger, Inc.	34,500	4,109,295

		11,422,920

Wireless Telecommunication Services—4.2%
American Tower Corp. (Class A) (a)	275,300	14,111,878
Crown Castle International Corp. (a)	438,378	19,354,389

		33,466,267

Total Common Stock (Identified Cost $648,559,875)		792,449,791

Short Term Investments—6.9%

Mutual Funds—6.9%
State Street Navigator Securities Lending Prime Portfolio (c)	47,873,636	47,873,636
T. Rowe Price Reserve Investment Fund (d)	6,850,333	6,850,333

Total Short Term Investments (Identified Cost $54,723,969)		54,723,969

Total Investments—106.0% (Identified Cost $703,283,844) (e)		847,173,760

Liabilities in excess of other assets		(47,828,966)

Net Assets—100.0%		$799,344,794

MSF-191

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $47,335,814 and the collateral received consisted of cash in the amount of $47,873,636 and non-cash collateral with a value of $660,666. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $703,283,844 and the composition of unrealized appreciation and depreciation of investment securities was $154,875,973 and $ (10,986,057), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(KRW)—	South Korean Won

Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2009	Shares Purchased Since December 31, 2009	Shares Sold Since December 31, 2009	Number of Shares Held at September 30, 2010	Realized Gain/Loss on Shares Sold	Income For Period Ended September 30, 2010
T. Rowe Price Reserve Investment Fund	5,731,571	84,115,035	82,996,273	6,850,333	$0	$8,598

MSF-192

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$9,665,865	$—	$—	$9,665,865
Air Freight & Logistics	28,157,439	—	—	28,157,439
Beverages	6,152,344	—	—	6,152,344
Biotechnology	6,814,197	—	—	6,814,197
Capital Markets	23,833,111	—	—	23,833,111
Chemicals	26,126,190	—	—	26,126,190
Commercial Banks	6,655,052	—	—	6,655,052
Commercial Services & Supplies	2,899,599	—	—	2,899,599
Communications Equipment	31,695,198	—	—	31,695,198
Computers & Peripherals	66,733,688	—	—	66,733,688
Consumer Finance	15,634,449	—	—	15,634,449
Diversified Financial Services	20,716,766	—	—	20,716,766
Electrical Equipment	12,875,711	—	—	12,875,711
Electronic Equipment, Instruments & Components	17,463,944	—	—	17,463,944
Energy Equipment & Services	22,929,378	—	—	22,929,378
Food & Staples Retailing	6,339,367	—	—	6,339,367
Health Care Equipment & Supplies	12,725,614	—	—	12,725,614
Health Care Providers & Services	25,963,312	—	—	25,963,312
Hotels, Restaurants & Leisure	36,177,272	4,974,359	—	41,151,631
Household Products	5,841,378	—	—	5,841,378
Industrial Conglomerates	12,115,242	—	—	12,115,242
Insurance	1,498,388	—	—	1,498,388
Internet & Catalog Retail	43,915,298	—	—	43,915,298
Internet Software & Services	71,468,344	7,296,358	—	78,764,702
IT Services	43,364,193	—	—	43,364,193
Life Sciences Tools & Services	3,813,000	—	—	3,813,000
Machinery	38,323,849	—	—	38,323,849
Media	11,539,186	—	—	11,539,186
Metals & Mining	7,657,504	7,513,196	—	15,170,700
Oil, Gas & Consumable Fuels	36,656,102	—	—	36,656,102
Pharmaceuticals	6,746,142	—	—	6,746,142
Road & Rail	4,368,120	—	—	4,368,120
Semiconductors & Semiconductor Equipment	12,841,620	2,931,624	—	15,773,244
Software	5,439,789	1,212,930	—	6,652,719
Specialty Retail	21,923,446	—	—	21,923,446
Textiles, Apparel & Luxury Goods	16,562,040	—	—	16,562,040
Trading Companies & Distributors	11,422,920	—	—	11,422,920
Wireless Telecommunication Services	33,466,267	—	—	33,466,267

Total Common Stock	768,521,324	23,928,467	—	792,449,791

Short Term Investments
Mutual Funds	54,723,969	—	—	54,723,969

Total Investments	$823,245,293	$23,928,467	$—	$847,173,760

MSF-193

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Esterline Technologies Corp. (a) (b)	28,100	$1,608,163
GenCorp, Inc. (a) (b)	124,700	613,524
Heico Corp. (Class A)	27,475	936,073
Hexcel Corp. (b)	76,300	1,357,377
Taser International, Inc. (b)	80,600	312,728
TransDigm Group, Inc. (b)	42,400	2,630,920
Triumph Group, Inc. (a)	13,100	977,129

		8,435,914

Air Freight & Logistics—0.8%
HUB Group, Inc. (b)	63,300	1,852,158
UTi Worldwide, Inc.	128,400	2,064,672

		3,916,830

Airlines—0.9%
Allegiant Travel Co. (a) (b)	31,300	1,324,616
United Continental Holdings, Inc. (b)	123,400	2,915,942

		4,240,558

Auto Components—1.1%
Gentex Corp.	40,800	796,008
Tenneco, Inc. (b)	59,000	1,709,230
TRW Automotive Holdings Corp. (b)	67,100	2,788,676

		5,293,914

Beverages—0.5%
Boston Beer Co., Inc. (b)	32,887	2,199,154

Biotechnology—5.9%
Acorda Therapeutics, Inc. (b)	28,000	924,560
Affymax, Inc. (a) (b)	13,300	79,135
Alexion Pharmaceuticals, Inc. (b)	53,300	3,430,388
Alkermes, Inc. (a) (b)	93,100	1,363,915
Allos Therapeutics, Inc. (a) (b)	26,800	126,496
Alnylam Pharmaceuticals, Inc. (a) (b)	26,000	319,280
AMAG Pharmaceuticals, Inc. (a) (b)	5,300	91,213
Arqule, Inc. (b)	43,200	222,480
Array Biopharma, Inc. (a) (b)	33,400	107,882
BioMarin Pharmaceutical, Inc. (a) (b)	75,800	1,694,130
Cepheid, Inc. (a) (b)	44,000	823,240
Cubist Pharmaceuticals, Inc. (b)	43,100	1,008,109
Exelixis, Inc. (a) (b)	138,200	541,744
Human Genome Sciences, Inc. (b)	124,000	3,693,960
Idenix Pharmaceuticals, Inc. (b)	111,000	344,100
Incyte Corp., Ltd. (a) (b)	243,400	3,891,966
InterMune, Inc. (b)	39,700	540,714
Lexicon Pharmaceuticals, Inc. (a) (b)	98,100	156,960
Momenta Pharmaceuticals, Inc. (b)	23,900	359,695
Myriad Pharmaceuticals, Inc. (a) (b)	10,625	41,013
Onyx Pharmaceuticals, Inc. (b)	42,100	1,110,598
Pharmasset, Inc. (a) (b)	26,400	778,800
Regeneron Pharmaceuticals, Inc. (b)	69,100	1,893,340
Rigel Pharmaceuticals, Inc. (a) (b)	8,400	70,644
Savient Pharmaceuticals, Inc. (b)	19,600	448,252
Seattle Genetics, Inc. (a) (b)	61,000	947,330
Theravance, Inc. (a) (b)	47,200	948,720
United Therapeutics Corp. (a) (b)	35,800	2,005,158

		27,963,822

Security Description	Shares	Value

Capital Markets—1.3%
Affiliated Managers Group, Inc. (a) (b)	36,249	$2,827,785
Cohen & Steers, Inc. (a)	12,200	264,740
E*Trade Financial Corp. (b)	22,860	332,384
Greenhill & Co., Inc.	15,200	1,205,664
Knight Capital Group, Inc. (a) (b)	60,200	745,878
Stifel Financial Corp. (a) (b)	19,700	911,913

		6,288,364

Chemicals—1.8%
Intrepid Potash, Inc. (a) (b)	36,500	951,555
Koppers Holdings, Inc.	38,400	1,031,808
Nalco Holding Co.	48,300	1,217,643
Senomyx, Inc. (a) (b)	67,300	267,854
Solutia, Inc. (b)	109,000	1,746,180
The Scotts Miracle-Gro Co.	13,100	677,663
W.R. Grace & Co. (b)	91,200	2,548,128

		8,440,831

Commercial Banks—1.3%
Danvers Bancorp, Inc. (a)	38,000	582,540
Glacier Bancorp, Inc.	16,800	245,280
Pinnacle Financial Partners, Inc. (a) (b)	14,400	132,336
Signature Bank (b)	61,900	2,404,196
SVB Financial Group (a) (b)	39,800	1,684,336
Texas Capital Bancshares, Inc. (a) (b)	64,400	1,112,188

		6,160,876

Commercial Services & Supplies—1.6%
ACCO Brands Corp. (b)	69,900	401,925
Cenveo, Inc. (b)	121,500	611,145
Clean Harbors, Inc. (b)	20,200	1,368,550
Rollins, Inc.	40,200	939,876
The Brink’s Co.	19,200	441,600
U.S. Ecology, Inc.	24,700	395,200
Waste Connections, Inc. (b)	85,800	3,402,828

		7,561,124

Communications Equipment—4.9%
Acme Packet, Inc. (b)	40,000	1,517,600
ADTRAN, Inc. (a)	62,600	2,209,780
Arris Group, Inc. (b)	77,900	761,083
Blue Coat Systems, Inc. (a) (b)	72,500	1,744,350
Cogo Group, Inc. (a) (b)	67,200	415,296
CommScope, Inc. (b)	71,100	1,687,914
Comtech Telecommunications Corp. (b)	48,600	1,329,210
DG FastChannel, Inc. (b)	28,800	626,400
F5 Networks, Inc. (b)	47,700	4,951,737
JDS Uniphase Corp. (b)	186,100	2,305,779
Plantronics, Inc. (a)	57,700	1,949,106
Polycom, Inc. (a) (b)	65,293	1,781,193
Riverbed Technology, Inc. (b)	44,400	2,023,752

		23,303,200

Computers & Peripherals—0.3%
Synaptics, Inc. (a) (b)	47,600	1,339,464

MSF-194

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.3%
MYR Group, Inc. (a) (b)	26,200	$429,418
Quanta Services, Inc. (b)	42,124	803,726

		1,233,144

Consumer Finance—0.1%
World Acceptance Corp. (a) (b)	14,000	618,240

Containers & Packaging—0.4%
Crown Holdings, Inc. (b)	42,700	1,223,782
Greif, Inc.	10,900	641,356

		1,865,138

Distributors—0.2%
LKQ Corp. (b)	50,700	1,054,560

Diversified Consumer Services—1.2%
American Public Education, Inc. (a) (b)	19,900	653,914
Capella Education Co. (a) (b)	20,800	1,614,496
ITT Educational Services, Inc. (a) (b)	11,300	794,051
Matthews International Corp.	32,500	1,149,200
Steiner Leisure, Ltd. (b)	33,200	1,264,920

		5,476,581

Diversified Financial Services—1.0%
Interactive Brokers Group, Inc. (a) (b)	24,400	419,924
MSCI, Inc. (b)	95,078	3,157,540
NewStar Financial, Inc. (b)	137,500	1,018,875

		4,596,339

Diversified Telecommunication Services—0.4%
Premiere Global Services, Inc. (b)	66,500	470,820
tw telecom, inc. (b)	76,200	1,415,034

		1,885,854

Electrical Equipment—2.2%
Acuity Brands, Inc. (a)	55,300	2,446,472
General Cable Corp. (a) (b)	38,200	1,035,984
II-VI, Inc. (b)	54,100	2,019,553
Thomas & Betts Corp. (a) (b)	45,500	1,866,410
Woodward Governor Co. (a)	90,700	2,940,494

		10,308,913

Electronic Equipment, Instruments & Components—2.1%
Anixter International, Inc. (b)	28,400	1,533,316
CyberOptics Corp. (a) (b)	103,937	944,787
Dolby Laboratories, Inc. (Class A) (b)	48,100	2,732,561
Itron, Inc. (a) (b)	27,800	1,702,194
Power-One, Inc. (b)	110,400	1,003,536
Rofin-Sinar Technologies, Inc. (b)	31,400	796,932
Trimble Navigation, Ltd. (a) (b)	30,100	1,054,704
TTM Technologies, Inc. (a) (b)	17,800	174,262

		9,942,292

Energy Equipment & Services—4.1%
Atwood Oceanics, Inc. (b)	48,500	1,476,825
Complete Production Services, Inc. (a) (b)	88,000	1,799,600

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Core Laboratories NV (a)	53,500	$4,710,140
Dawson Geophysical Co. (a) (b)	17,000	453,050
Dril-Quip, Inc. (b)	27,400	1,701,814
Gulf Island Fabrication, Inc.	31,000	564,200
Helix Energy Solutions Group, Inc. (a) (b)	52,000	579,280
ION Geophysical Corp. (a) (b)	76,600	393,724
Oceaneering International, Inc. (b)	25,300	1,362,658
Oil States International, Inc. (b)	60,700	2,825,585
Superior Energy Services, Inc. (b)	64,600	1,724,174
Tesco Corp. (b)	73,000	878,190
Tetra Technologies, Inc. (b)	69,700	710,940
Unit Corp. (b)	11,800	440,022

		19,620,202

Food Products—0.5%
J&J Snack Foods Corp.	26,000	1,090,180
TreeHouse Foods, Inc. (b)	22,900	1,055,690

		2,145,870

Health Care Equipment & Supplies—3.4%
American Medical Systems Holdings, Inc. (a) (b)	64,400	1,260,952
ArthroCare Corp. (b)	23,500	638,730
Edwards Lifesciences Corp. (b)	32,600	2,185,830
IDEXX Laboratories, Inc. (a) (b)	40,000	2,468,800
Immucor, Inc. (a) (b)	48,850	968,696
Integra LifeSciences Holdings Corp. (a) (b)	20,600	812,876
Masimo Corp. (a) (b)	31,700	865,727
Meridian Bioscience, Inc. (a)	84,100	1,840,108
Orthofix International NV (a) (b)	27,900	876,618
Sirona Dental Systems, Inc. (b)	36,500	1,315,460
Stereotaxis, Inc. (a) (b)	29,800	123,372
STERIS Corp. (a)	26,700	886,974
Thoratec Corp. (a) (b)	44,000	1,627,120

		15,871,263

Health Care Providers & Services—3.4%
Alliance HealthCare Services, Inc. (a) (b)	69,100	316,478
Amedisys, Inc. (a) (b)	31,133	740,965
Catalyst Health Solutions, Inc. (b)	44,500	1,566,845
Centene Corp. (b)	48,400	1,141,756
Chemed Corp.	15,400	877,338
Chindex International, Inc. (a) (b)	8,400	126,924
Corvel Corp. (b)	16,700	708,915
Gentiva Health Services, Inc. (b)	48,800	1,066,280
Healthsouth Corp. (a) (b)	77,900	1,495,680
Healthspring, Inc. (b)	27,600	713,184
Healthways, Inc. (b)	26,300	306,132
Mednax, Inc. (b)	18,800	1,002,040
PharMerica Corp. (b)	73,300	698,549
PSS World Medical, Inc. (a) (b)	46,400	992,032
Psychiatric Solutions, Inc. (a) (b)	27,600	925,980
Sun Healthcare Group, Inc. (b)	69,400	587,818
Tenet Healthcare Corp. (b)	373,100	1,761,032
VCA Antech, Inc. (a) (b)	47,800	1,008,102

		16,036,050

MSF-195

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Technology—0.9%
Allscripts Heathcare Solutions, Inc. (a) (b)	88,620	$1,636,811
Cerner Corp. (a) (b)	20,600	1,730,194
MedAssets, Inc. (a) (b)	37,400	786,896
Vital Images, Inc. (b)	23,200	306,936

		4,460,837

Hotels, Restaurants & Leisure—2.7%
CEC Entertainment, Inc. (a) (b)	25,300	868,549
Chipotle Mexican Grill, Inc. (Class A) (b)	12,400	2,132,800
Choice Hotels International, Inc. (a)	17,500	638,050
Denny’s Corp. (b)	129,300	402,123
P.F. Chang’s China Bistro, Inc. (a) (b)	30,600	1,413,720
Panera Bread Co. (a) (b)	24,100	2,135,501
Red Robin Gourmet Burgers, Inc. (a) (b)	13,600	266,696
The Cheesecake Factory, Inc. (a) (b)	78,500	2,077,895
WMS Industries, Inc. (b)	73,150	2,784,821

		12,720,155

Household Durables—0.6%
Jarden Corp. (b)	29,300	912,109
Tempur-Pedic International, Inc. (b)	61,000	1,891,000

		2,803,109

Household Products—0.3%
Church & Dwight Co., Inc.	22,500	1,461,150

Insurance—0.7%
Amtrust Financial Services, Inc. (a)	46,800	679,536
HCC Insurance Holdings, Inc.	55,300	1,442,777
StanCorp Financial Group, Inc.	25,700	976,600
The Navigators Group, Inc. (b)	7,000	312,410

		3,411,323

Internet & Catalog Retail—1.6%
Blue Nile, Inc. (a) (b)	5,325	236,909
HSN, Inc. (b)	46,000	1,375,400
PetMed Express, Inc. (a)	40,100	701,750
priceline.com, Inc. (b)	11,800	4,110,412
Shutterfly, Inc. (b)	40,400	1,049,996

		7,474,467

Internet Software & Services—2.0%
Art Technology Group, Inc. (a) (b)	116,700	481,971
j2 Global Communications, Inc. (a) (b)	58,000	1,379,820
MercadoLibre, Inc. (a) (b)	31,800	2,295,324
Perficient, Inc. (b)	82,500	754,050
RealNetworks, Inc. (b)	212,200	691,772
SINA Corp. (b)	30,100	1,522,458
Sohu.com, Inc. (b)	21,200	1,221,544
ValueClick, Inc. (b)	70,000	915,600

		9,262,539

IT Services—3.8%
CACI International, Inc. (b)	8,600	389,236
Gartner, Inc. (Class A) (b)	72,900	2,146,176
Genpact, Ltd. (b)	64,300	1,140,039
Global Payments, Inc.	54,220	2,325,496

Security Description	Shares	Value

IT Services—(Continued)
Heartland Payment Systems, Inc. (a)	21,660	$329,665
Mantech International Corp. (a) (b)	13,800	546,480
MAXIMUS, Inc.	22,700	1,397,866
NCI, Inc. (b)	91,569	1,732,486
NeuStar, Inc. (b)	40,800	1,014,288
SRA International, Inc. (b)	37,100	731,612
TeleTech Holdings, Inc. (b)	60,700	900,788
TNS, Inc. (b)	54,818	929,165
Unisys Corp. (b)	33,309	929,321
VeriFone Systems, Inc. (b)	75,100	2,333,357
Wright Express Corp. (b)	27,000	964,170

		17,810,145

Leisure Equipment & Products—0.9%
Brunswick Corp. (a)	87,200	1,327,184
Polaris Industries, Inc.	34,900	2,271,990
Pool Corp.	41,200	826,884

		4,426,058

Life Sciences Tools & Services—1.9%
Bio-Rad Laboratories, Inc. (b)	14,100	1,276,191
Bruker Corp. (b)	61,200	858,636
Dionex Corp. (b)	11,900	1,028,636
eResearch Technology, Inc. (b)	35,900	268,532
Illumina, Inc. (a) (b)	44,900	2,209,080
Mettler-Toledo International, Inc. (b)	18,200	2,264,808
Parexel International Corp. (a) (b)	48,300	1,117,179

		9,023,062

Machinery—5.5%
Actuant Corp.	138,200	3,173,072
ArvinMeritor, Inc. (b)	77,400	1,202,796
Bucyrus International, Inc.	15,800	1,095,730
Chart Industries, Inc. (b)	53,200	1,083,152
Gardner Denver, Inc. (b)	66,800	3,585,824
Graco, Inc.	56,300	1,786,399
IDEX Corp.	53,800	1,910,438
John Bean Technologies Corp.	52,800	850,608
Middleby Corp. (a) (b)	31,800	2,015,802
NACCO Industries, Inc.	9,400	821,466
Nordson Corp.	24,900	1,834,881
Robbins & Myers, Inc.	25,900	693,602
Toro Co.	47,900	2,693,417
Valmont Industries, Inc. (a)	15,700	1,136,680
Wabtec Corp. (a)	44,400	2,121,876

		26,005,743

Marine—0.4%
Horizon Lines, Inc.	50,600	212,520
Kirby Corp. (a) (b)	45,600	1,826,736

		2,039,256

Media—2.4%
CTC Media, Inc. (b)	59,600	1,307,624
John Wiley & Sons, Inc.	39,700	1,622,142
Knology, Inc. (b)	56,500	758,795
Liberty Media Capital Corp. (Series A) (b)	64,300	3,347,458

MSF-196

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Madison Square Garden, Inc. (b)	45,200	$952,816
National CineMedia, Inc. (a)	44,800	801,920
SIRIUS XM Radio, Inc. (a) (b)	1,973,800	2,368,560

		11,159,315

Metals & Mining—0.8%
Carpenter Technology Corp.	33,000	1,112,430
Compass Minerals International, Inc.	22,700	1,739,274
Stillwater Mining Co. (b)	56,300	948,092

		3,799,796

Multiline Retail—0.5%
Big Lots, Inc. (b)	65,900	2,191,175

Oil, Gas & Consumable Fuels—2.8%
Atlas Energy, Inc. (a) (b)	73,200	2,096,448
Bill Barrett Corp. (a) (b)	13,900	500,400
Comstock Resources, Inc. (b)	50,700	1,140,243
Concho Resources, Inc. (a) (b)	56,700	3,751,839
Patriot Coal Corp. (b)	72,600	828,366
Penn Virginia Corp.	14,900	238,996
Rex Energy Corp. (a) (b)	33,900	433,920
SM Energy Co.	67,000	2,509,820
Whiting Petroleum Corp. (b)	18,800	1,795,588

		13,295,620

Personal Products—1.6%
Alberto-Culver Co.	51,600	1,942,740
Herbalife, Ltd.	55,300	3,337,355
NBTY, Inc. (b)	45,900	2,523,582

		7,803,677

Pharmaceuticals—1.8%
Auxilium Pharmaceuticals, Inc. (b)	32,200	797,916
Cadence Pharmaceuticals, Inc. (a) (b)	35,400	295,590
MAP Pharmaceuticals, Inc. (a) (b)	25,200	385,560
Salix Pharmaceuticals, Ltd. (b)	53,800	2,136,936
The Medicines Co. (b)	79,000	1,121,800
Valeant Pharmaceuticals International, Inc. (b)	97,415	2,456,920
ViroPharma, Inc. (b)	65,000	969,150
XenoPort, Inc. (a) (b)	28,100	199,791

		8,363,663

Professional Services—1.1%
Huron Consulting Group, Inc. (a) (b)	27,600	606,924
IHS, Inc. (b)	21,400	1,455,200
Korn/Ferry International (a) (b)	47,900	792,266
Resources Connection, Inc. (a) (b)	52,300	719,648
Towers Watson & Co.	31,800	1,563,924

		5,137,962

Real Estate Investment Trusts—0.8%
DuPont Fabros Technology, Inc.	48,800	1,227,320
Strategic Hotels & Resorts, Inc. (b)	72,800	308,672
Taubman Centers, Inc. (a)	47,000	2,096,670

		3,632,662

Security Description	Shares	Value

Real Estate Management & Development—0.9%
Forest City Enterprises, Inc. (a) (b)	98,000	$1,257,340
Jones Lang LaSalle, Inc. (a)	34,000	2,933,180

		4,190,520

Road & Rail—1.0%
Avis Budget Group, Inc. (a) (b)	118,500	1,380,525
Landstar System, Inc.	51,800	2,000,516
Old Dominion Freight Line, Inc. (b)	58,800	1,494,696

		4,875,737

Semiconductors & Semiconductor Equipment—5.0%
Advanced Energy Industries, Inc. (b)	52,000	679,120
Atheros Communications, Inc. (b)	64,500	1,699,575
Atmel Corp. (b)	339,400	2,701,624
Cabot Microelectronics Corp. (b)	17,600	566,368
Cymer, Inc. (a) (b)	41,500	1,538,820
Cypress Semiconductor Corp. (b)	128,600	1,617,788
Diodes, Inc. (b)	49,400	844,246
FEI Co. (b)	38,400	751,488
Micrel, Inc. (a)	68,100	671,466
Microsemi Corp. (b)	105,200	1,804,180
ON Semiconductor Corp. (b)	250,800	1,808,268
Pericom Semiconductor Corp. (b)	41,235	358,332
PMC-Sierra, Inc. (b)	138,200	1,017,152
Semtech Corp. (b)	92,800	1,873,632
Silicon Laboratories, Inc. (a) (b)	60,300	2,209,995
Tessera Technologies, Inc. (b)	32,300	597,550
Varian Semiconductor Equipment Associates, Inc. (b)	71,250	2,050,575
Veeco Instruments, Inc. (a) (b)	30,100	1,049,587

		23,839,766

Software—9.1%
Actuate Corp. (a) (b)	128,619	662,388
ANSYS, Inc. (b)	37,030	1,564,517
AsiaInfo Holdings, Inc. (a) (b)	43,700	862,201
Blackboard, Inc. (a) (b)	61,200	2,205,648
CommVault Systems, Inc. (b)	52,300	1,361,369
Epicor Software Corp. (a) (b)	54,400	473,280
FactSet Research Systems, Inc.	44,100	3,577,833
Informatica Corp. (b)	156,500	6,011,165
Jack Henry & Associates, Inc. (a)	29,500	752,250
Kenexa Corp. (b)	44,300	776,136
MICROS Systems, Inc. (b)	76,400	3,234,012
Monotype Imaging Holdings, Inc. (b)	95,505	873,871
Net 1 UEPS Technologies, Inc. (b)	47,200	545,632
Opnet Technologies, Inc.	75,100	1,363,065
Parametric Technology Corp. (b)	86,200	1,684,348
Progress Software Corp. (b)	17,000	562,700
Quest Software, Inc. (b)	59,200	1,455,728
Rovi Corp. (b)	102,200	5,151,902
Solera Holdings, Inc.	95,000	4,195,200
Taleo Corp. (b)	62,470	1,811,005
TIBCO Software, Inc. (b)	155,000	2,749,700
Ultimate Software Group, Inc. (b)	31,100	1,201,704

		43,075,654

MSF-197

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—3.7%
Aaron’s, Inc. (a)	61,100	$1,127,295
Aeropostale, Inc. (a) (b)	95,925	2,230,256
Guess?, Inc.	37,300	1,515,499
Gymboree Corp. (a) (b)	54,800	2,276,392
Hibbett Sports, Inc. (a) (b)	40,550	1,011,723
J. Crew Group, Inc. (a) (b)	40,400	1,358,248
Monro Muffler Brake, Inc.	35,600	1,641,516
Office Depot, Inc. (b)	126,800	583,280
The Children’s Place Retail Stores, Inc. (a) (b)	24,500	1,194,865
The Dress Barn, Inc. (b)	71,800	1,705,250
Tractor Supply Co. (a)	73,200	2,903,112

		17,547,436

Textiles, Apparel & Luxury Goods—3.0%
Deckers Outdoor Corp. (b)	50,400	2,517,984
Fossil, Inc. (a) (b)	56,649	3,047,150
Hanesbrands, Inc. (b)	77,500	2,004,150
Iconix Brand Group, Inc. (a) (b)	43,600	763,000
Phillips-Van Heusen Corp.	58,700	3,531,392
The Warnaco Group, Inc. (b)	47,100	2,408,223

		14,271,899

Thrifts & Mortgage Finance—0.3%
MGIC Investment Corp. (a) (b)	95,800	884,234
Radian Group, Inc. (a)	86,500	676,430

		1,560,664

Trading Companies & Distributors—1.1%
Beacon Roofing Supply, Inc. (b)	73,900	1,076,723
MSC Industrial Direct Co.	38,100	2,058,924
RSC Holdings, Inc. (a) (b)	90,400	674,384
United Rentals, Inc. (a) (b)	86,000	1,276,240

		5,086,271

Wireless Telecommunication Services—0.8%
SBA Communications Corp. (a) (b)	74,100	2,986,230
Syniverse Holdings, Inc. (b)	36,300	822,921

		3,809,151

Total Common Stock (Identified Cost $403,204,970)		470,337,309

Short Term Investments—16.0%
Security Description	Shares	Value

Mutual Funds—16.0%
State Street Navigator Securities Lending Prime Portfolio (c)	71,425,566	$71,425,566
T. Rowe Price Reserve Investment Fund (d)	4,111,630	4,111,630

Total Short Term Investments (Identified Cost $75,537,196)		75,537,196

Total Investments—115.5% (Identified Cost $478,742,166) (e)		545,874,505
Liabilities in excess of other assets		(73,092,251)

Net Assets—100.0%		$472,782,254

(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $69,514,290 and the collateral received consisted of cash in the amount of $71,425,566 and non-cash collateral with a value of $420,251. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $479,176,033 and the composition of unrealized appreciation and depreciation of investment securities was $103,414,712 and $ (36,716,240), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at December 31, 2009	Shares Purchased Since December 31, 2009	Shares Sold Since December 31, 2009	Number of Shares Held at September 30, 2010	Realized Gain/Loss on Shares Sold	Income For Period Ended September 30, 2010
T. Rowe Price Reserve Investment Fund	1,179,281	51,020,110	48,087,761	4,111,630	$0	$4,721

MSF-198

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$470,337,309	$—	$—	$470,337,309

Total Short Term Investments*	75,537,196	—	—	75,537,196

Total Investments	$545,874,505	$—	$—	$545,874,505

*	See Schedule of Investments for additional detailed categorizations.

MSF-199

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stock—93.7% of Net Assets

Security Description	Shares	Value

Bermuda—3.1%
African Minerals, Ltd. (GBP) (a)	365,500	$2,273,931
Nabors Industries, Ltd. (a)	252,700	4,563,762
SeaDrill, Ltd. (NOK)	320,800	9,276,773

		16,114,466

Canada—13.8%
Agnico-Eagle Mines, Ltd. (USD)	154,700	10,988,341
First Quantum Minerals, Ltd.	109,800	8,346,059
Goldcorp, Inc. (USD)	233,500	10,161,920
IAMGOLD Corp. (USD) (b)	703,900	12,466,069
Kinross Gold Corp.	476,504	8,933,437
Osisko Mining Corp. (a) (b)	673,200	9,580,242
Osisko Mining Corp. (Additional Share Issue) (a)	100,300	1,431,281
Pacific Rubiales Energy Corp. (a)	226,100	6,353,949
Teck Resources, Ltd. (USD)	93,900	3,864,924

		72,126,222

Channel Islands—1.8%
Randgold Resources, Ltd. (ADR) (b)	93,500	9,486,510

Kazakhstan—0.5%
KazMunaiGas Exploration Production (GDR)	152,878	2,701,354

Marshall Islands—0.3%
General Maritime Corp.	330,100	1,620,791

Netherlands Antilles—3.3%
Schlumberger, Ltd. (USD)	283,600	17,472,596

Switzerland—3.0%
Weatherford International, Ltd. (USD) (a)	932,000	15,937,200

United Kingdom—6.9%
Afren plc (a)	1,645,489	2,868,044
Antofagasta plc	99,000	1,924,664
BHP Billiton plc	328,300	10,495,913
Heritage Oil plc (a)	599,700	2,804,221
Vendeta Resources plc (b)	140,100	4,781,879
Xstrata plc	685,200	13,174,574

		36,049,295

United States—61.0%
Alpha Natural Resources, Inc. (a)	319,700	13,155,655
Anadarko Petroleum Corp.	322,450	18,395,772
Apache Corp.	77,500	7,576,400
Berry Petroleum Co. (b)	314,124	9,967,155
Brigham Exploration Co. (a) (b)	629,800	11,808,750
Cabot Oil & Gas Corp.	355,800	10,713,138
Cameron International Corp. (a)	379,500	16,303,320
Cimarex Energy Co.	142,300	9,417,414
Concho Resources, Inc. (a)	127,350	8,426,749
Consol Energy, Inc.	316,400	11,694,144
Dril-Quip, Inc. (a)	160,300	9,956,233
Freeport-McMoRan Copper & Gold, Inc.	211,700	18,077,063
Green Plains Renewable Energy, Inc. (a)	64,500	781,095
Halliburton Co.	730,700	24,164,249
Holly Corp. (b)	193,400	5,560,250
Key Energy Services, Inc. (a)	552,600	5,255,226

Security Description	Shares	Value

United States—(Continued)
Louisiana-Pacific Corp. (a) (b)	615,800	$4,661,606
Massey Energy Co.	348,200	10,801,164
Murphy Oil Corp.	88,800	5,498,496
MYR Group, Inc. (a) (b)	74,340	1,218,433
Newfield Exploration Co. (a)	334,000	19,184,960
Noble Energy, Inc.	110,100	8,267,409
NRG Energy, Inc. (a) (b)	193,700	4,032,834
Occidental Petroleum Corp.	127,900	10,014,570
Peabody Energy Corp.	123,200	6,038,032
Petrohawk Energy Corp. (a)	660,600	10,662,084
Pioneer Natural Resources Co.	218,600	14,215,558
QEP Resources, Inc. (a)	394,600	11,893,244
Quicksilver Resources, Inc. (a) (b)	316,600	3,989,160
Steel Dynamics, Inc.	346,100	4,883,471
Terex Corp. (a) (b)	178,800	4,098,096
Walter Energy, Inc.	66,700	5,422,043
Whiting Petroleum Corp. (a)	148,000	14,135,480

		320,269,253

Total Common Stock (Identified Cost $423,425,129)		491,777,687

Exchange Traded Funds—2.0%

United States—2.0%
SPDR Gold Trust (a)	81,500	10,424,665

Total Exchange Traded Funds (Identified Cost $9,844,645)		10,424,665

Warrants—0.0%

Canada—0.0%
Kinross Gold Corp. (a)	29,480	126,001

Total Warrants (Identified Cost $140,490)		126,001

Short Term Investments—6.7%

United States—6.7%
AIM STIT-STIC Prime Portfolio	21,414,845	21,414,845
State Street Navigator Securities Lending Prime Portfolio (c)	13,586,097	13,586,097

Total Short Term Investments (Identified Cost $35,000,942)		35,000,942

Total Investments—102.4% (Identified Cost $468,411,206) (d)		537,329,295
Liabilities in excess of other assets		(12,440,880)

Net Assets—100.0%		$524,888,415

(a)	Non-Income Producing.
(b)

All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $22,272,141 and the collateral received consisted of cash in the amount of $13,586,097 and non-cash collateral with a value of $9,383,715. The cash collateral is invested in a money market fund managed by an affiliate of the

MSF-200

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $468,411,206 and the composition of unrealized appreciation and depreciation of investment securities was $83,683,932 and $ (14,765,843), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GBP)—	British Pound
(NOK)—	Norwegian Krone
(USD)—	U.S. Dollar

Largest Industries as of September 30, 2010	% of Net Assets
Oil, Gas & Consumable Fuels	45.4%
Metals & Mining	28.0%
Energy Equipment & Services	19.6%
Paper & Forest Products	0.9%
Machinery	0.8%
Independent Power Producers & Energy Traders	0.8%
Construction & Engineering	0.2%

MSF-201

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Bermuda	$4,563,762	$11,550,704	$—	$16,114,466
Canada	72,126,222	—	—	72,126,222
Channel Islands	9,486,510	—	—	9,486,510
Kazakhstan	2,701,354	—	—	2,701,354
Marshall Islands	1,620,791	—	—	1,620,791
Netherlands Antilles	17,472,596	—	—	17,472,596
Switzerland	15,937,200	—	—	15,937,200
United Kingdom	—	36,049,295	—	36,049,295
United States	320,269,253	—	—	320,269,253

Total Common Stock	444,177,688	47,599,999	—	491,777,687

Total Exchange Traded Funds*	10,424,665	—	—	10,424,665

Total Warrants*	126,001	—	—	126,001

Total Short Term Investments*	35,000,942	—	—	35,000,942

Total Investments	$489,729,296	$47,599,999	$—	$537,329,295

*	See Schedule of Investments for additional detailed categorizations.

MSF-202

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—51.0% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.5%
L-3 Communications Corp. 5.875%, 01/15/15	$870,000	$889,575
6.375%, 10/15/15	975,000	1,005,469
The Boeing Co. 4.875%, 02/15/20	990,000	1,130,933

		3,025,977

Airlines—1.2%
Continental Airlines, Inc. (144A) 6.750%, 09/15/15	4,730,000	4,795,038
Delta Air Lines, Inc. 6.417%, 01/02/14	440,000	462,000
6.821%, 08/10/22	812,558	852,130
8.021%, 02/10/24 (a)	1,001,485	1,006,492
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14	380,000	412,300
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	485,380	535,131

		8,063,091

Auto Components—0.1%
Allison Transmission (144A) 11.250%, 11/01/15 (b) (c)	584,000	633,640

Automobiles—0.3%
Motors Liquidation Co. 8.250%, 07/15/23 (b) (d)	385,000	124,163
8.375%, 07/15/33 (b) (d)	4,530,000	1,528,875

		1,653,038

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 5.000%, 04/15/20	300,000	330,565
5.375%, 01/15/20	820,000	925,609
PepsiCo., Inc. 7.900%, 11/01/18	540,000	719,428

		1,975,602

Capital Markets—0.8%
Credit Suisse 5.860%, 05/29/49 (a)	500,000	475,312
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (d)	2,890,000	289
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	350,000	392,594
Morgan Stanley 0.975%, 10/18/16 (a)	490,000	430,614
5.625%, 01/09/12 (b)	1,290,000	1,358,491
The Goldman Sachs Group, Inc. 3.625%, 08/01/12	230,000	239,395
4.750%, 07/15/13	110,000	118,101
5.250%, 10/15/13	330,000	358,674
5.300%, 02/14/12	70,000	73,620
5.450%, 11/01/12	370,000	399,032
6.600%, 01/15/12	150,000	159,867

Security Description	Par Amount	Value

Capital Markets—(Continued)
UBS AG 3.875%, 01/15/15	$910,000	$949,789

		4,955,778

Chemicals—0.1%
Ashland, Inc. 9.125%, 06/01/17	775,000	887,375

Commercial Banks—5.1%
Ally Financial, Inc.
1.750%, 10/30/12	1,620,000	1,657,524
6.625%, 05/15/12	2,383,000	2,466,405
6.750%, 12/01/14	411,000	428,211
6.875%, 09/15/11	2,021,000	2,084,156
Ally Financial, Inc. (144A) 8.000%, 03/15/20	3,500,000	3,823,750
8.300%, 02/12/15	1,170,000	1,275,300
Bank of Tokyo-Mitsubishi UFJ, Ltd. (144A) 3.850%, 01/22/15	1,630,000	1,756,543
Barclays Bank plc 5.200%, 07/10/14	310,000	343,673
Barclays Bank plc (144A) 6.050%, 12/04/17	950,000	1,030,260
Commonwealth Bank of Australia (144A) 3.750%, 10/15/14	860,000	919,095
5.000%, 10/15/19	370,000	401,098
Credit Agricole S.A. (144A) 8.375%, 12/31/49 (a)	1,910,000	2,043,700
Glitnir Banki Hf (144A) 6.330%, 07/28/11 (d)	720,000	219,600
6.693%, 06/15/16 (a) (d) (e)	1,400,000	0
ICICI Bank, Ltd. 6.375%, 04/30/22 (a)	619,000	622,188
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	344,000	345,772
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (d)	350,000	93,625
7.125%, 05/19/16 (d) (e)	450,000	5
7.625%, 02/28/15 (d)	5,920,000	1,583,600
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (d)	2,000,000	215,000
Lloyds TSB Bank plc (144A) 4.375%, 01/12/15	1,120,000	1,147,013
5.800%, 01/13/20	770,000	806,637
Nordea Bank AB (144A) 3.700%, 11/13/14	880,000	929,510
4.875%, 01/27/20	110,000	119,312
Rabobank Nederland NV (144A) 11.000%, 12/29/49 (a)	780,000	1,014,000
Royal Bank of Scotland Group plc 5.000%, 11/12/13 (b)	200,000	201,486
5.000%, 10/01/14	1,720,000	1,723,868
5.250%, 03/31/49 (a)	500,000	371,250
6.400%, 10/21/19	1,130,000	1,229,624
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	1,148,173
The Royal Bank of Scotland plc 4.875%, 03/16/15	400,000	420,828

MSF-203

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Wachovia Bank, N.A. 6.000%, 11/15/17	$390,000	$445,763
Wachovia Corp. 5.250%, 08/01/14	2,240,000	2,434,813

		33,301,782

Commercial Services & Supplies—0.2%
Altegrity, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,398,600

Consumer Finance—1.1%
American Express Co. 6.800%, 09/01/66 (a)	2,930,000	2,930,000
American Express Credit Corp. 5.125%, 08/25/14	70,000	77,542
SLM Corp. 2.768%, 04/01/14 (a)	670,000	562,840
5.000%, 10/01/13	1,035,000	1,014,284
5.000%, 04/15/15	60,000	57,520
5.050%, 11/14/14	310,000	295,207
5.375%, 05/15/14	1,065,000	1,036,314
5.625%, 08/01/33	295,000	226,847
8.000%, 03/25/20	680,000	674,783

		6,875,337

Containers & Packaging—0.1%
Ball Corp. 6.750%, 09/15/20	600,000	636,000
Radnor Holdings Corp. 11.000%, 03/15/10 (d) (e)	175,000	0

		636,000

Diversified Consumer Services—0.1%
Service Corp. International 7.500%, 04/01/27	330,000	315,150
7.625%, 10/01/18	125,000	133,750

		448,900

Diversified Financial Services—9.7%
American General Finance Corp. 6.900%, 12/15/17	510,000	425,850
BAC Capital Trust XIV 5.630%, 12/31/49 (a)	2,520,000	1,811,250
Bank of America Corp. 4.500%, 04/01/15	1,640,000	1,720,763
5.420%, 03/15/17	2,420,000	2,478,324
7.400%, 01/15/11	1,090,000	1,109,865
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	1,360,000	1,669,166
Boeing Capital Corp. 4.700%, 10/27/19 (b)	520,000	580,765
BP Capital Markets plc 3.125%, 03/10/12	290,000	295,679
5.250%, 11/07/13	1,350,000	1,470,328
CCM Merger, Inc. (144A) 8.000%, 08/01/13	600,000	549,000

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup, Inc. 5.000%, 09/15/14	$1,210,000	$1,256,754
5.500%, 10/15/14	440,000	477,430
6.010%, 01/15/15	590,000	648,645
6.375%, 08/12/14	630,000	699,600
6.875%, 03/05/38	1,550,000	1,731,235
Deutsche Telekom International Finance BV 5.750%, 03/23/16	820,000	945,995
Diageo Capital plc 4.828%, 07/15/20	1,330,000	1,493,574
EFIH Finance, Inc. 10.000%, 12/01/20 (a)	4,859,000	4,822,145
FMC Finance III S.A. 6.875%, 07/15/17	750,000	802,500
Gaz Capital S.A. (144A) 6.510%, 03/07/22	120,000	127,656
General Electric Capital Corp. 6.375%, 11/15/67 (a)	4,220,000	4,209,450
6.875%, 01/10/39	1,230,000	1,412,526
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	3,880,000	3,293,150
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	46,688
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	222,750
International Lease Finance Corp. 5.875%, 05/01/13	50,000	50,000
International Lease Finance Corp. (144A) 8.750%, 03/15/17 (a)	2,880,000	3,088,800
JPMorgan Chase & Co. 5.125%, 09/15/14	2,740,000	3,004,232
5.150%, 10/01/15	510,000	559,200
6.625%, 03/15/12	70,000	75,286
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (c) (e)	3,316	3
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (a) (d)	3,780,000	378
Lehman Brothers Holdings E-Capital Trust I 3.850%, 08/19/65 (a) (d)	1,080,000	108
Linn Energy Finance Corp. (144A) 7.750%, 02/01/21	690,000	693,450
Petrobras International Finance Co. 5.750%, 01/20/20	461,000	510,348
6.125%, 10/06/16 (b)	530,000	593,263
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	710,000	934,106
Resona Preferred Global Securities Cayman, Ltd. (144A)
7.191%, 12/29/49 (a)	770,000	754,769
Reynolds Group Issuer, Inc. (144A) 7.750%, 10/15/16	785,000	798,738
Rio Tinto Finance USA, Ltd. 6.500%, 07/15/18	730,000	880,317
9.000%, 05/01/19	1,280,000	1,786,216
RSHB Capital S.A. (144A) 6.299%, 05/15/17	460,000	479,550
Santander U.S. Debt S.A. Unipersonal (144A) 3.724%, 01/20/15	100,000	101,452

MSF-204

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Shell International Finance BV 4.375%, 03/25/20	$290,000	$319,221
6.375%, 12/15/38	850,000	1,077,707
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a) (b)	1,100,000	721,508
Sprint Capital Corp. 6.875%, 11/15/28	6,510,000	5,956,650
8.375%, 03/15/12	1,725,000	1,845,750
8.750%, 03/15/32	160,000	168,000
SunTrust Capital VIII 6.100%, 12/01/66 (a)	650,000	604,500
Telecom Italia Capital S.A. 5.250%, 10/01/15	1,150,000	1,241,006
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	130,000	137,638
7.500%, 07/18/16	100,000	111,000
VIP Finance Ireland, Ltd. (144A) 8.375%, 04/30/13	160,000	172,600
Virgin Media Finance plc 9.125%, 08/15/16	1,820,000	1,947,400
Wells Fargo Capital X 5.950%, 12/15/36	930,000	906,096

		63,820,380

Diversified Telecommunication Services—2.0%
AT&T, Inc. 5.500%, 02/01/18	1,370,000	1,589,003
6.550%, 02/15/39	630,000	732,674
AT&T, Inc. (144A) 5.350%, 09/01/40	61,588	61,878
Frontier Communications Corp. 8.750%, 04/15/22	459,000	504,900
Koninklijke KPN NV 8.000%, 10/01/10	990,000	990,000
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	2,310,000	2,454,375
Qwest Communications International, Inc. 8.000%, 10/01/15	1,640,000	1,771,200
Telefonica Emisiones SAU 5.134%, 04/27/20	1,140,000	1,240,241
Verizon Communications, Inc. 8.950%, 03/01/39	130,000	190,615
Verizon Florida, LLC 6.125%, 01/15/13 (b)	70,000	76,284
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,963,107
Windstream Corp. 8.625%, 08/01/16	1,200,000	1,269,000

		12,843,277

Electric Utilities—0.9%
Calpine Corp. (144A) 7.250%, 10/15/17	2,465,000	2,508,138
Edison Mission Energy 7.750%, 06/15/16	220,000	172,150
Exelon Corp. 5.625%, 06/15/35	595,000	601,867

Security Description	Par Amount	Value

Electric Utilities—(Continued)
FirstEnergy Corp. 6.450%, 11/15/11	$34,000	$35,629
7.375%, 11/15/31	1,445,000	1,570,059
Pacific Gas & Electric Co. 6.050%, 03/01/34	610,000	691,529

		5,579,372

Energy Equipment & Services—0.9%
Baker Hughes, Inc. 7.500%, 11/15/18	1,100,000	1,403,843
Cie Generale de Geophysique-Veritas 7.500%, 05/15/15	115,000	117,012
7.750%, 05/15/17	480,000	490,800
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,270,000	1,627,327
Hercules Offshore, Inc. (144A) 10.500%, 10/15/17	795,000	659,850
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	1,410,000	1,590,493

		5,889,325

Food & Staples Retailing—0.4%
CVS Caremark Corp. 6.600%, 03/15/19	1,060,000	1,286,317
CVS Pass-Through Trust 6.943%, 01/10/30	1,160,861	1,307,373
Safeway, Inc. 7.250%, 02/01/31 (b)	50,000	61,726

		2,655,416

Food Products—0.3%
Kraft Foods, Inc. 5.375%, 02/10/20	1,540,000	1,720,255

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	399,705

Health Care Equipment & Supplies—0.1%
Medtronic, Inc. 4.450%, 03/15/20	570,000	624,263

Health Care Providers & Services—4.1%
HCA, Inc. 6.250%, 02/15/13	1,143,000	1,163,003
6.375%, 01/15/15	1,500,000	1,496,250
9.125%, 11/15/14	90,000	94,838
9.250%, 11/15/16	690,000	746,925
9.625%, 11/15/16 (c)	6,996,000	7,590,660
Humana, Inc. 7.200%, 06/15/18	540,000	625,137
Tenet Healthcare Corp. 6.875%, 11/15/31	95,000	76,950
8.875%, 07/01/19	2,321,000	2,561,804
9.000%, 05/01/15	1,297,000	1,410,487
10.000%, 05/01/18	1,622,000	1,853,135

MSF-205

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
U.S. Oncology Holdings, Inc. 6.737%, 03/15/12 (a) (c)	$5,967,372	$5,654,085
UnitedHealth Group, Inc. 6.000%, 02/15/18	1,500,000	1,751,007
Vanguard Health Holding Co. II, LLC (144A) 8.000%, 02/01/18	1,080,000	1,080,000
WellPoint, Inc. 5.875%, 06/15/17	130,000	149,824
7.000%, 02/15/19	630,000	767,157

		27,021,262

Hotels, Restaurants & Leisure—1.5%
El Pollo Loco, Inc. 11.750%, 12/01/12	220,000	223,300
11.750%, 11/15/13	1,670,000	1,202,400
Harrah’s Operating Co., Inc. 10.750%, 02/01/16 (b)	1,570,000	1,263,850
11.250%, 06/01/17	1,135,000	1,242,825
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (d)	1,354,000	555,140
Landry’s Restaurants, Inc. 11.625%, 12/01/15	560,000	590,800
MGM Resorts International 6.750%, 09/01/12	320,000	302,400
7.625%, 01/15/17 (b)	130,000	109,525
10.375%, 05/15/14	575,000	639,687
11.125%, 11/15/17	1,380,000	1,571,475
Mohegan Tribal Gaming Authority (144A) 11.500%, 11/01/17 (b)	870,000	778,650
NCL Corp., Ltd. 11.750%, 11/15/16	770,000	862,400
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	221,625
Station Casinos, Inc. 6.500%, 02/01/14 (d)	125,000	13
7.750%, 08/15/16 (d)	2,870,000	287

		9,564,377

Household Products—0.2%
ACCO Brands Corp. 10.625%, 03/15/15	1,095,000	1,223,663

Independent Power Producers & Energy Traders—1.6%
Dynegy-Roseton/Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	463,750
Energy Future Holdings Corp. 11.250%, 11/01/17 (a) (c)	3,304,564	1,577,929
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	2,893,654	3,197,488
NRG Energy, Inc. 7.375%, 02/01/16	3,390,000	3,487,463
7.375%, 01/15/17	1,000,000	1,025,000
The AES Corp. 7.750%, 10/15/15	520,000	556,400
8.875%, 02/15/11	80,000	82,000

		10,390,030

Security Description	Par Amount	Value

Industrial Conglomerates—0.6%
Corporacion Andina de Fomento 6.875%, 03/15/12	$2,900,000	$3,129,532
Leucadia National Corp. 8.125%, 09/15/15	520,000	559,000

		3,688,532

Insurance—1.1%
American International Group, Inc. 5.850%, 01/16/18	350,000	362,250
6.250%, 03/15/37	760,000	651,700
8.250%, 08/15/18	820,000	955,300
Berkshire Hathaway, Inc. 3.200%, 02/11/15	1,480,000	1,569,571
Teachers Insurance & Annuity Association of America (144A)
6.850%, 12/16/39	1,070,000	1,316,720
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	2,520,000	2,419,200

		7,274,741

IT Services—1.1%
Fidelity National Information Services, Inc. (144A)
7.625%, 07/15/17	230,000	245,525
7.875%, 07/15/20	330,000	355,575
First Data Corp. 9.875%, 09/24/15 (b)	1,000,000	817,500
GxS Worldwide, Inc. 9.750%, 06/15/15	5,930,000	5,907,762

		7,326,362

Marine—0.4%
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	294,100
Teekay Corp. 8.500%, 01/15/20 (b)	1,560,000	1,698,450
Trico Shipping A.S. (144A) 13.875%, 11/01/14 (a)	1,010,000	901,425

		2,893,975

Media—3.6%
Cablevision Systems Corp. 7.750%, 04/15/18	220,000	232,650
Cengage Learning Aquisitions, Inc. (144A) 10.500%, 01/15/15	600,000	596,250
Charter Communications Operating, LLC (144A) 8.000%, 04/30/12 (a)	1,560,000	1,653,600
10.875%, 09/15/14 (a)	6,695,000	7,582,087
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	50,000	58,065
Comcast Cable Communications, LLC 8.875%, 05/01/17	600,000	775,717
Comcast Corp. 5.875%, 02/15/18	170,000	196,148
6.500%, 01/15/15	1,300,000	1,524,246
CSC Holdings, LLC 6.750%, 04/15/12	350,000	366,188

MSF-206

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
DISH DBS Corp. 6.625%, 10/01/14	$70,000	$73,150
7.750%, 05/31/15	2,345,000	2,500,356
7.875%, 09/01/19	3,235,000	3,481,669
News America, Inc. 6.650%, 11/15/37	100,000	115,029
Time Warner Cable, Inc. 6.750%, 06/15/39	540,000	623,139
8.250%, 04/01/19	1,210,000	1,562,203
8.750%, 02/14/19	350,000	462,208
Time Warner, Inc. 7.625%, 04/15/31	50,000	61,992
Unitymedia Hessen GmbH & Co. KG (144A) 8.125%, 12/01/17	500,000	520,000
Univision Communications, Inc. (144A) 12.000%, 07/01/14 (b)	955,000	1,044,531
UPC Holding BV (144A) 9.875%, 04/15/18	395,000	420,675

		23,849,903

Metals & Mining—1.6%
Alcoa, Inc. 6.000%, 07/15/13 (b)	110,000	119,666
Barrick Gold Corp. 6.950%, 04/01/19	680,000	864,358
Steel Dynamics, Inc. 7.375%, 11/01/12	550,000	587,812
7.750%, 04/15/16 (a) (b)	3,300,000	3,432,000
Steel Dynamics, Inc. (144A) 7.625%, 03/15/20	2,380,000	2,469,250
Teck Resources, Ltd. 9.750%, 05/15/14	219,000	270,009
10.250%, 05/15/16	287,000	348,705
10.750%, 05/15/19	446,000	561,648
Vale Overseas, Ltd. 6.875%, 11/21/36	890,000	1,016,788
8.250%, 01/17/34	160,000	203,681
Vedanta Resources plc (144A) 8.750%, 01/15/14	680,000	731,000

		10,604,917

Multiline Retail—0.0%
Sears Holdings Corp. (144A) 6.625%, 10/15/18	280,000	280,000

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp. 8.700%, 03/15/19	490,000	595,871
Belden & Blake Corp. 8.750%, 07/15/12	1,665,000	1,631,700
Berry Petroleum Co. 10.250%, 06/01/14	800,000	902,000
Chesapeake Energy Corp. 6.500%, 08/15/17	450,000	466,875
6.625%, 08/15/20	1,460,000	1,525,700
6.875%, 08/15/18	120,000	125,700
9.500%, 02/15/15	1,020,000	1,180,650

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips 6.500%, 02/01/39	$390,000	$488,498
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,230,000	1,580,561
Consol Energy, Inc. (144A) 8.250%, 04/01/20	2,180,000	2,381,650
El Paso Corp. 7.375%, 12/15/12 (b)	50,000	53,384
7.800%, 08/01/31	45,000	46,704
7.875%, 06/15/12	575,000	611,939
8.250%, 02/15/16	4,255,000	4,733,687
Enterprise Products Operating, LLC 9.750%, 01/31/14	1,820,000	2,228,878
Hess Corp. 7.300%, 08/15/31	910,000	1,119,498
7.875%, 10/01/29	240,000	310,683
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	545,435
7.875%, 09/15/31	1,320,000	1,499,669
Linn Energy, LLC (144A) 8.625%, 04/15/20	840,000	890,400
Noble Energy, Inc. 8.250%, 03/01/19	500,000	650,398
OPTI Canada, Inc. 7.875%, 12/15/14	430,000	323,575
8.250%, 12/15/14	310,000	235,600
Peabody Energy Corp. 6.500%, 09/15/20	1,960,000	2,109,450
Pemex Project Funding Master Trust 6.625%, 06/15/35	410,000	447,896
Plains Exploration & Production Co. 8.625%, 10/15/19	205,000	223,962
10.000%, 03/01/16	1,100,000	1,254,000
QEP Resources, Inc. 6.875%, 03/01/21	2,080,000	2,251,600
Quicksilver Resources, Inc. 11.750%, 01/01/16	1,030,000	1,207,675
Range Resources Corp. 8.000%, 05/15/19	1,680,000	1,835,400
SandRidge Energy, Inc. 8.625%, 04/01/15 (c)	2,000,000	2,000,000
SandRidge Energy, Inc. (144A) 9.875%, 05/15/16 (b)	85,000	87,763
Valero Energy Corp. 4.750%, 06/15/13	50,000	53,299
Williams Cos., Inc. 7.875%, 09/01/21	808,000	981,077
8.750%, 03/15/32	33,000	41,353
XTO Energy, Inc. 5.650%, 04/01/16	1,070,000	1,273,838
6.250%, 08/01/17	20,000	24,800
6.500%, 12/15/18	200,000	254,681

		38,175,849

Paper & Forest Products—0.5%
Appleton Papers, Inc. (144A) 11.250%, 12/15/15	3,000,000	2,220,000

MSF-207

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Paper & Forest Products—(Continued)
NewPage Corp. 11.375%, 12/31/14	$1,485,000	$1,343,925

		3,563,925

Pharmaceuticals—0.4%
Pfizer, Inc. 6.200%, 03/15/19	820,000	1,009,629
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	780,000	944,942
Wyeth 5.500%, 03/15/13 (a)	50,000	55,351
5.950%, 04/01/37	620,000	731,459

		2,741,381

Real Estate Investment Trusts—0.0%
Boston Properties, L.P. 6.250%, 01/15/13	65,000	71,526

Road & Rail—0.5%
Kansas City Southern de Mexico S.A. de C.V. 12.500%, 04/01/16	1,560,000	1,868,100
RailAmerica, Inc. 9.250%, 07/01/17	1,190,000	1,304,537

		3,172,637

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 10.125%, 12/15/16 (b)	30,000	27,300
Freescale Semiconductor, Inc. (144A) 9.250%, 04/15/18	750,000	780,000
National Semiconductor Corp. 6.600%, 06/15/17	140,000	163,192

		970,492

Specialty Retail—1.3%
Limited Brands, Inc. 6.950%, 03/01/33 (b)	60,000	54,900
Michaels Stores, Inc. 10.000%, 11/01/14 (b)	1,080,000	1,138,050
The Neiman Marcus Group, Inc. 7.125%, 06/01/28	3,810,000	3,590,925
9.000%, 10/15/15 (a) (b) (c)	3,423,621	3,556,286

		8,340,161

Textiles, Apparel & Luxury Goods—0.2%
Oxford Industries, Inc. 11.375%, 07/15/15	1,360,000	1,530,000

Thrifts & Mortgage Finance—0.0%
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	76,187

Tobacco—0.4%
Alliance One International, Inc. 10.000%, 07/15/16	880,000	952,600
Altria Group, Inc. 8.500%, 11/10/13	760,000	910,060

Security Description	Par Amount	Value

Tobacco—(Continued)
Reynolds American, Inc. 6.750%, 06/15/17	$575,000	$646,712
7.250%, 06/01/12	270,000	291,973

		2,801,345

Trading Companies & Distributors—0.1%
H&E Equipment Services, Inc. 8.375%, 07/15/16	500,000	500,000

Wireless Telecommunication Services—1.6%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	490,000	552,826
Cellco Partnership 8.500%, 11/15/18	220,000	299,558
Cricket Communications, Inc. 7.750%, 05/15/16 (b)	1,555,000	1,650,244
Intelsat Jackson Holdings S.A. 9.500%, 06/15/16	85,000	90,631
Intelsat Jackson Holdings S.A. (144A) 7.250%, 10/15/20	4,260,000	4,281,300
8.500%, 11/01/19	2,945,000	3,195,325
Rogers Communications, Inc. 6.800%, 08/15/18	430,000	531,191

		10,601,075

Yankee—0.0%
Royal Bank of Scotland Group plc 6.375%, 02/01/11	70,000	71,012
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	246,125

		317,137

Total Corporate Bonds & Notes (Identified Cost $338,419,827)		334,366,590

U.S. Government & Treasury Obligations—28.6%

Federal Agencies—21.6%
Farmer Mac Guaranteed Notes Trust (144A) 5.125%, 04/19/17	3,400,000	3,825,405
Federal Home Loan Bank 0.610%, 05/26/11	15,000,000	15,007,365
1.500%, 01/16/13 (b)	840,000	856,345
Federal Home Loan Mortgage Corp. 0.607%, 04/15/33 (a)	905,052	904,253
4.000%, TBA	4,500,000	4,613,904
5.000%, 12/01/34	92,840	98,228
5.500%, TBA	300,000	318,188
11.565%, 06/15/21 (a) (f)	41	1,019
Federal National Mortgage Association Zero Coupon, 10/09/19	1,500,000	990,254
0.606%, 05/25/34 (a)	1,023,391	1,023,623
3.500%, 10/01/40	500,000	504,302
3.500%, TBA	1,400,000	1,438,937
3.500%, TBA	800,000	820,406
4.000%, TBA	200,000	205,562
4.500%, TBA	2,500,000	2,620,655

MSF-208

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.000%, TBA	$300,000	$315,750
5.500%, TBA	40,400,000	42,932,598
6.000%, TBA	21,000,000	22,559,146
6.250%, 05/15/29	1,710,000	2,235,392
6.500%, 03/01/26	9,700	10,677
7.000%, 05/01/26	3,187	3,606
7.125%, 01/15/30 (b)	1,710,000	2,445,893
7.500%, 12/01/29	3,565	4,068
7.500%, 06/01/30	5,865	6,697
7.500%, 08/01/30	1,104	1,260
7.500%, 11/01/30	25,594	29,223
7.500%, 02/01/31	1,789	2,043
8.000%, 08/01/27	4,020	4,648
8.000%, 01/01/31	117,295	136,074
8.500%, 08/01/19	52,907	59,465
9.750%, 11/25/18	2,070,000	2,390,111
10.400%, 04/25/19	1,394	1,708
Government National Mortgage Association Zero Coupon, 10/01/60	3,850,000	3,849,923
1.327%, 05/20/60 (a)	2,126,291	2,182,149
1.416%, 11/20/59 (a)	5,282,998	5,496,907
1.730%, 01/20/60 (a)	1,104,593	1,138,957
2.104%, 05/20/60 (a)	2,028,687	2,060,740
3.500%, TBA	100,000	100,609
4.000%, TBA	400,000	412,002
4.500%, 06/15/39	6,000,001	6,324,183
4.500%, TBA	200,000	210,625
5.000%, 07/20/40	3,886,331	4,152,249
5.000%, 08/20/40	3,094,475	3,305,770
5.000%, 09/20/40	200,000	213,656
6.000%, TBA	5,200,000	5,633,164

		141,447,739

Government Agency—0.7%
Tennessee Valley Authority 4.625%, 09/15/60	1,130,000	1,177,182
5.250%, 09/15/39	670,000	777,624
5.980%, 04/01/36	2,320,000	2,904,452

		4,859,258

U.S. Treasury—6.3%
U.S. Treasury Bonds 3.875%, 08/15/40	4,750,000	4,910,313
4.375%, 05/15/40	4,350,000	4,885,616
U.S. Treasury Inflation Indexed Bonds (TIPS) 2.000%, 01/15/26	329,523	362,347
2.500%, 01/15/29	619,406	730,706
U.S. Treasury Notes 0.625%, 06/30/12	3,570,000	3,584,494
1.250%, 08/31/15	1,090,000	1,089,660
1.375%, 11/15/12	540,000	550,420
1.375%, 05/15/13	380,000	387,957
1.875%, 09/30/17	8,070,000	8,049,825
2.750%, 05/31/17 (a)	15,510,000	16,407,889

		40,959,227

Total U.S. Government & Treasury Obligations (Identified Cost $183,720,110)		187,266,224

Mortgage-Backed Securities—10.9%
Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—9.7%
American Home Mortgage Investment Trust 0.546%, 11/25/45 (a)	$1,198,036	$776,923
2.534%, 06/25/45 (a)	2,538,581	2,169,269
Banc of America Funding Corp. 0.427%, 05/20/36 (a)	1,065,432	818,231
Bear Stearns Adjustable Rate Mortgage Trust 3.063%, 10/25/35 (a)	2,700,000	2,290,542
Bear Stearns Asset Backed Securities Trust 0.486%, 04/25/36 (a)	2,381,006	1,205,242
Citigroup Mortgage Loan Trust, Inc. 3.207%, 12/25/35 (a)	4,508,768	2,968,947
Countrywide Alternative Loan Trust 0.456%, 05/25/36 (a)	2,252,798	1,220,582
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.616%, 03/25/35 (a)	482,018	396,580
0.676%, 11/25/34 (a)	278,729	226,439
Crusade Global Trust 0.481%, 09/18/34 (a)	278,181	277,114
GSR Mortgage Loan Trust 3.022%, 10/25/35 (a)	599,285	448,062
Harborview Mortgage Loan Trust 0.477%, 06/25/37 (a)	5,648,312	3,453,045
0.507%, 01/19/36 (a)	2,002,820	1,234,809
1.256%, 08/19/37 (a)	3,892,958	2,629,685
Impac Secured Assets CMN Owner Trust 0.576%, 03/25/36 (a)	1,864,210	997,052
0.606%, 08/25/36 (a)	467,567	410,075
IndyMac INDA Mortgage Loan Trust 5.953%, 11/25/37 (a)	2,602,162	2,239,100
IndyMac Index Mortgage Loan Trust 0.616%, 01/25/35 (a)	998,649	637,863
2.942%, 03/25/35 (a)	955,334	726,259
5.307%, 08/25/37 (a)	4,664,943	2,970,958
Lehman XS Trust 0.386%, 06/25/37 (a)	3,456,713	1,550,820
Luminent Mortgage Trust 0.446%, 05/25/46 (a)	2,347,140	1,287,949
MASTR Seasoned Securitization Trust 4.609%, 10/25/32 (a)	541,508	471,873
Merit Securities Corp. (144A) 1.756%, 09/28/32 (a)	367,240	318,219
Merrill Lynch Mortgage Investors, Inc. 5.059%, 05/25/34 (a)	705,634	714,305
Morgan Stanley Mortgage Loan Trust 0.576%, 01/25/35 (a)	1,525,738	1,117,526
2.286%, 06/26/36 (a)	2,595,500	2,440,212
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	449,687	451,275
6.500%, 10/25/34 (a)	525,599	536,645
Novastar Mortgage-Backed Notes 0.446%, 06/25/36 (a)	2,261,140	1,488,493
Prime Mortgage Trust (144A) 6.000%, 05/25/35	807,475	802,748
6.000%, 11/25/36	4,400,958	3,770,851
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	1,932,192	1,885,632
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	6,226,553	5,494,777

MSF-209

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
RBSGC Mortgage Pass-Through Certificates 0.706%, 01/25/37 (a)	$2,712,131	$1,586,824
Structured Adjustable Rate Mortgage Loan Trust 2.485%, 01/25/35 (a)	1,460,531	1,169,250
5.477%, 09/25/35 (a)	2,354,159	1,865,099
Structured Asset Mortgage Investments, Inc. 2.650%, 08/25/35 (a)	190,655	155,330
WaMu Mortgage Pass-Through Certificates 0.526%, 12/25/45 (a)	1,443,715	1,200,392
0.536%, 11/25/45 (a)	2,760,148	2,022,951
0.546%, 07/25/45 (a)	50,995	41,341
0.546%, 10/25/45 (a)	1,601,016	1,298,185
5.467%, 04/25/37 (a)	2,179,517	1,807,549
5.837%, 09/25/36 (a)	1,317,527	1,055,739
Wells Fargo Mortgage-Backed Securities Trust 2.947%, 06/25/35 (a)	269,427	262,534
3.424%, 05/25/36 (a)	583,063	535,028

		63,428,324

Commercial Mortgage-Backed Securities—1.2%
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	530,278
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	415,514	420,634
Credit Suisse Mortgage Capital Certificates 5.609%, 02/15/39 (a)	1,000,000	1,100,929
First Union National Bank Commercial Mortgage 1.060%, 05/17/32 (a) (f)	2,241,626	59,948
Merrill Lynch Mortgage Trust 5.838%, 05/12/39 (a)	1,890,000	2,062,493
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.748%, 06/12/50 (a)	3,500,000	3,568,720

		7,743,002

Total Mortgage-Backed Securities (Identified Cost $88,110,435)		71,171,326

Asset-Backed Securities—4.4%

Asset Backed—4.4%
ACE Securities Corp. 0.386%, 02/25/31 (a)	1,094,894	817,893
Amortizing Residential Collateral Trust 2.056%, 08/25/32 (a)	76,742	31,802
Asset Backed Securities Corp. 3.107%, 04/15/33 (a)	44,966	33,392
Avis Budget Rental Car Funding AESOP, LLC (144A)
4.640%, 05/20/16	640,000	681,377
Bear Stearns Asset Backed Securities Trust 0.626%, 01/25/34 (a)	46,735	35,454
6.000%, 10/25/36	4,208,146	3,304,649
Countrywide Asset Backed Certificates 1.506%, 06/25/34 (a)	262,572	65,354
Countrywide Home Equity Loan Trust 0.397%, 12/25/31 (a)	1,478,588	687,815
Education Funding Capital Trust I 1.520%, 12/15/42 (a)	600,000	571,494

Security Description	Par Amount	Value

Asset Backed—(Continued)
EFS Volunteer, LLC (144A) 1.389%, 10/25/35 (a)	$750,000	$737,552
Ellington Loan Acquisition Trust (144A) 1.256%, 05/25/37 (a)	2,109,808	1,886,603
1.506%, 05/25/37 (a)	4,400,000	2,007,526
EMC Mortgage Loan Trust (144A) 0.706%, 05/25/43 (a)	1,801,092	1,340,789
0.956%, 01/25/41 (a)	700,000	559,867
GSAMP Trust 0.346%, 07/05/36 (a)	825,350	49,782
GSAMP Trust (144A) 0.366%, 05/25/36 (a)	537,639	524,694
GSRPM Mortgage Loan Trust (144A) 0.556%, 03/25/35 (a)	1,492,521	1,222,948
Hertz Vehicle Financing, LLC (144A) 5.290%, 03/25/16	1,170,000	1,291,375
IndyMac Seconds Asset Backed Trust 0.386%, 06/25/36 (a)	2,648,824	313,525
Keycorp Student Loan Trust 0.758%, 10/25/32 (a)	1,246,343	1,213,323
Lehman XS Trust 0.376%, 06/25/37 (a)	1,154,863	673,263
Long Beach Mortgage Loan Trust 0.778%, 01/21/31 (a)	34,874	23,937
Mid-State Trust 7.340%, 07/01/35	426,026	445,330
Morgan Stanley Mortgage Loan Trust 0.406%, 03/25/36 (a)	1,379,833	379,117
Nelnet Student Loan Trust 1.978%, 04/25/24 (a)	1,680,000	1,731,681
4.090%, 03/22/32 (a)	6,260,000	5,607,395
RAAC Series (144A) 0.506%, 08/25/35 (a)	1,506,918	979,726
SACO I, Inc. 0.386%, 06/25/36 (a)	1,284,867	288,707
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (g)	35,690	0
7.750%, 04/27/33 (g)	783	0
SLM Student Loan Trust (144A) 0.582%, 12/15/25 (a)	1,000,000	950,532
Structured Asset Securities Corp. (144A) 0.366%, 02/25/36 (a)	1,596,124	62,151

Total Asset-Backed Securities (Identified Cost $41,502,961)		28,519,053

Municipal Bonds & Notes—1.3%

Collateralized-Mortgage Obligation—0.4%
Virginia Housing Development Authority 6.000%, 06/25/34	2,514,713	2,522,383

Municipal Agency—0.9%
Kentucky Higher Education Student Loan Corp. 1.450%, 05/01/34 (a)	800,000	803,064
Municipal Electric Authority of Georgia 6.637%, 04/01/57	470,000	505,334

MSF-210

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipal Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Municipal Agency—(Continued)
Municipal Electric Authority of Georgia
6.655%, 04/01/57	$260,000	$275,525
Pennsylvania Higher Education Assistance Agency
0.712%, 05/01/46 (a)	500,000	448,575
1.130%, 05/01/46 (a)	3,900,000	3,451,500
State of California 7.300%, 10/01/39	720,000	762,084

		6,246,082

Total Municipal Bonds & Notes (Identified Cost $8,629,451)		8,768,465

Foreign Government & Agency Obligations—0.6%

Regional Government—0.1%
Region of Lombardy Italy 5.804%, 10/25/32	925,000	992,964

Sovereign—0.5%
Japan Bank for International Cooperation 2.875%, 02/02/15	1,230,000	1,297,378
Mexico Government International Bond 5.625%, 01/15/17	1,260,000	1,441,440
Russian Federation 11.000%, 07/24/18	310,000	441,363

		3,180,181

Total Foreign Government & Agency Obligations (Identified Cost $3,847,901)		4,173,145

Common Stock—0.4%
Security Description	Shares	Value

Building Products—0.1%
Nortek, Inc. (h)	20,436	798,026

Chemicals—0.1%
Applied Extrusion Technologies, Inc. (Class B) (e) (h)	2,424	5,454
Georgia Gulf Corp. (h)	49,762	813,111

		818,565

Energy Equipment & Services—0.0%
SemGroup Corp. (h)	2,910	67,657

Media—0.2%
Charter Communications, Inc. (b) (h)	15,892	516,490
Dex One Corp. (h)	20,749	254,798
SuperMedia, Inc. (b) (h)	6,897	72,901

		844,189

Total Common Stock (Identified Cost $9,713,622)		2,528,437

Term Loans—0.3%
Security Description	Par Amount	Value

IT Services—0.3%
First Data Corp. 3.032%, 09/24/14 (a)	$2,242,307	$1,977,692

Total Term Loans (Identified Cost $2,152,614)		1,977,692

Convertible Preferred Stock—0.2%
Security Description	Shares	Value

Diversified Financial Services—0.2%
Citigroup Capital XII (a)	43,725	1,154,777

Total Convertible Preferred Stock (Identified Cost $1,093,299)		1,154,777

Preferred Stock—0.2%

Diversified Financial Services—0.2%
Citigroup, Inc.	8,110	961,116

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (h)	117,175	50,385
Federal National Mortgage Association (h)	84,850	36,910
Federal National Mortgage Association (h)	3,400	1,836

		89,131

Total Preferred Stock (Identified Cost $6,042,505)		1,050,247

Warrants—0.0%

Energy Equipment & Services—0.0%
SemGroup Corp. (e)	3,064	14,952

Yankee—0.0%
Republic of Venezuela (h)	3,750	97,500

Total Warrants (Identified Cost $0)		112,452

Short Term Investments—23.2%
Security Description	Shares/Par Amount	Value

Discount Notes—1.6%
Federal Home Loan Mortgage Corp. 0.160%, 10/27/10	$10,000,000	9,998,195
Federal National Mortgage Association 0.244%, 05/09/11	900,000	898,680

		10,896,875

Mutual Funds—8.0%
State Street Navigator Securities Lending Prime Portfolio (i)	52,213,915	52,213,915

MSF-211

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—13.6%
Bank of America Repurchase Agreement dated 09/30/10 at 0.200% to be repurchased at $23,400,130 on 10/01/10, collateralized by $21,625,000 U.S. Treasury Note due 08/15/19 with a value of $23,868,010	$23,400,000	$23,400,000
Barclays Capital Repurchase Agreement dated 09/30/10 at 0.180% to be repurchased at $65,600,328 on 10/01/10, collateralized by $65,762,000 U.S. Treasury Note due 12/15/12 with a value of $66,911,980	65,600,000	65,600,000

		89,000,000

Total Short Term Investments (Identified Cost $152,110,790)		152,110,790

Total Investments—121.1% (Identified Cost $835,343,515) (j)		793,199,198
Liabilities in excess of other assets		(138,237,157)

Net Assets—100.0%		$654,962,041

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $52,103,251 and the collateral received consisted of cash in the amount of $52,213,915 and non-cash collateral with a value of $871,905. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(g)	Zero Valued Security.
(h)	Non-Income Producing.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $835,343,515 and the composition of unrealized appreciation and depreciation of investment securities was $32,018,600 and $ (74,162,917), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $104,885,739, which is 16.0% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of September 30, 2010	Unrealized Depreciation
Euro (sold)	UBS AG	11/24/2010	12,866,525	$17,035,948	$17,492,027	$(456,079)

Futures Contracts

Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/19/2011	113	$28,003,180	$28,052,250	$49,070
U.S. Treasury Notes 10 Year Futures	12/21/2010	221	27,824,859	27,856,360	31,501
U.S. Treasury Bond 30 Year Futures	12/21/2010	76	10,184,513	10,162,625	(21,888)
U.S. Treasury Bond Ultra Long Futures	12/21/2010	263	37,345,253	37,156,969	(188,284)

Futures Contracts-Short
90 Day Eurodollar Futures	12/17/2012	(113)	(27,783,320)	(27,879,925)	(96,605)
U.S. Treasury Notes 2 Year Futures	12/31/2010	(36)	(7,898,758)	(7,901,438)	(2,680)
U.S. Treasury Notes 5 Year Futures	12/31/2010	(356)	(42,661,648)	(43,028,719)	(367,071)

Net Unrealized Depreciation					$(595,957)

Options Written
Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of September 30, 2010	Unrealized Depreciation
U.S. Treasury Bond 30 Year Futures 134	JP Morgan Securities	11/26/2010	(67)	$(124,673)	$(181,110)	$(56,437)

MSF-212

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace & Defense	$—	$3,025,977	$—	$3,025,977
Airlines	—	8,063,091	—	8,063,091
Auto Components	—	633,640	—	633,640
Automobiles	—	1,653,038	—	1,653,038
Beverages	—	1,975,602	—	1,975,602
Capital Markets	—	4,955,778	—	4,955,778
Chemicals	—	887,375	—	887,375
Commercial Banks	—	33,301,777	5	33,301,782
Commercial Services & Supplies	—	1,398,600	—	1,398,600
Consumer Finance	—	6,875,337	—	6,875,337
Containers & Packaging	—	636,000	—	636,000
Diversified Consumer Services	—	448,900	—	448,900
Diversified Financial Services	—	63,820,377	3	63,820,380
Diversified Telecommunication Services	—	12,843,277	—	12,843,277
Electric Utilities	—	5,579,372	—	5,579,372
Energy Equipment & Services	—	5,889,325	—	5,889,325
Food & Staples Retailing	—	2,655,416	—	2,655,416
Food Products	—	1,720,255	—	1,720,255
Gas Utilities	—	399,705	—	399,705
Health Care Equipment & Supplies	—	624,263	—	624,263
Health Care Providers & Services	—	27,021,262	—	27,021,262
Hotels, Restaurants & Leisure	—	9,564,377	—	9,564,377
Household Products	—	1,223,663	—	1,223,663
Independent Power Producers & Energy Traders	—	10,390,030	—	10,390,030
Industrial Conglomerates	—	3,688,532	—	3,688,532
Insurance	—	7,274,741	—	7,274,741
IT Services	—	7,326,362	—	7,326,362
Marine	—	2,893,975	—	2,893,975
Media	—	23,849,903	—	23,849,903
Metals & Mining	—	10,604,917	—	10,604,917
Multiline Retail	—	280,000	—	280,000
Oil, Gas & Consumable Fuels	—	38,175,849	—	38,175,849
Paper & Forest Products	—	3,563,925	—	3,563,925
Pharmaceuticals	—	2,741,381	—	2,741,381
Real Estate Investment Trusts	—	71,526	—	71,526
Road & Rail	—	3,172,637	—	3,172,637
Semiconductors & Semiconductor Equipment	—	970,492	—	970,492
Specialty Retail	—	8,340,161	—	8,340,161
Textiles, Apparel & Luxury Goods	—	1,530,000	—	1,530,000
Thrifts & Mortgage Finance	—	76,187	—	76,187
Tobacco	—	2,801,345	—	2,801,345
Trading Companies & Distributors	—	500,000	—	500,000
Wireless Telecommunication Services	—	10,601,075	—	10,601,075
Yankee	—	317,137	—	317,137

Total Corporate Bonds & Notes	—	334,366,582	8	334,366,590

Total U.S. Government & Treasury Obligations*	—	187,266,224	—	187,266,224

Total Mortgage-Backed Securities*	—	71,171,326	—	71,171,326

Total Asset-Backed Securities*	—	28,519,053	—	28,519,053

Total Municipal Bonds & Notes*	—	8,768,465	—	8,768,465

Total Foreign Government & Agency Obligations*	—	4,173,145	—	4,173,145

MSF-213

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stock
Building Products	$798,026	$—	$—	798,026
Chemicals	813,111	—	5,454	818,565
Energy Equipment & Services	67,657	—	—	67,657
Media	844,189	—	—	844,189

Total Common Stock	2,522,983	—	5,454	2,528,437

Total Term Loans*	—	—	1,977,692	1,977,692

Total Convertible Preferred Stock*	1,154,777	—	—	1,154,777

Total Preferred Stock*	1,050,247	—	—	1,050,247

Warrants
Energy Equipment & Services	—	—	14,952	14,952
Yankee	—	97,500	—	97,500

Total Warrants	—	97,500	14,952	112,452

Short Term Investments
Discount Notes	—	10,896,875	—	10,896,875
Mutual Funds	52,213,915	—	—	52,213,915
Repurchase Agreement	—	89,000,000	—	89,000,000

Total Short Term Investments	52,213,915	99,896,875	—	152,110,790

Total Investments	$56,941,922	$734,259,170	$1,998,106	$793,199,198

Futures Contracts**
Futures Contracts Long (Depreciation)	$(129,601)	$—	$—	$(129,601)
Futures Contracts Short (Depreciation)	(466,355)	—	—	(466,355)

Total Futures Contracts	(595,956)	—	—	(595,956)

Written Options
Call Options Written	(181,109)	—	—	(181,109)

Forward Contracts**
Forward Currency Contracts (Depreciation)	—	(456,079)	—	(456,079)

Total Derivative Instruments	$(777,065)	$(456,079)	$—	$(1,233,144)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures and forward contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Warrants	Fixed Income	Term Loans	Total
Balance as of December 31, 2009	$5,454	$99,406	$3	$2,083,834	$2,188,697
Transfers In (Out) of Level 3	0	(99,375)	140	0	(99,235)
Accrued discounts/premiums	0	0	99	0	99
Realized Gain (Loss)	0	(40,147)	0	4,148	(35,999)
Change in unrealized appreciation (depreciation)	0	55,068	(234)	(6,597)	48,237
Investment Purchases	0	0	0	0	0
Investment Sales	0	0	0	(103,693)	(103,693)

Balance as of September 30, 2010	$5,454	$14,952	$8	$1,977,692	$1,998,106

MSF-214

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—82.0% of Net Assets

Security Description	Par Amount	Value

Federal Agencies—36.2%
Federal Home Loan Bank
1.400%, 07/12/13	$25,000,000	$25,213,850
1.500%, 01/16/13	20,000,000	20,389,160
5.250%, 12/11/20	12,000,000	14,459,268
Federal Home Loan Mortgage Corp.
0.206%, 12/29/11 (a)	12,000,000	11,994,888
1.750%, 09/10/15	50,000,000	50,494,850
2.875%, 02/09/15	20,000,000	21,291,960
3.142%, 01/01/35 (a)	51,495	54,079
4.500%, 01/15/13	80,000,000	87,004,640
4.500%, 04/15/32	304,579	321,561
5.000%, 08/01/33	173,672	184,021
5.745%, 05/01/37 (a)	105,961	112,927
5.784%, 02/01/37 (a)	46,985	50,031
5.839%, 05/01/37 (a)	125,505	133,780
6.500%, 08/01/13	4,891	5,137
6.500%, 03/01/26	1,901	2,098
6.500%, 07/01/26	12,215	13,483
6.750%, 03/15/31	16,000,000	22,385,856
7.000%, 07/01/11	793	815
8.000%, 12/01/19	6,401	6,826
8.000%, 07/01/20	15,887	17,451
8.000%, 09/01/30	12,554	14,455
8.500%, 06/15/21	84,434	101,638
9.000%, 10/01/17	2,320	2,335
Federal National Mortgage Association
0.246%, 07/26/12 (a)	13,000,000	12,989,782
1.350%, 08/16/13	25,000,000	25,060,650
1.500%, 06/26/13	8,900,000	9,073,933
1.625%, 10/26/15	50,000,000	49,980,150
1.750%, 08/18/14	13,000,000	13,125,749
2.100%, 04/29/13	12,000,000	12,015,132
3.500%, TBA	24,800,000	25,489,738
3.500%, TBA	15,300,000	15,649,700
4.000%, TBA	22,400,000	23,022,989
4.500%, 03/01/20	340,679	361,112
4.504%, 01/25/43 (a)	686,691	721,883
4.750%, 11/19/12	30,000,000	32,630,250
5.000%, 03/01/18	775,679	832,967
5.000%, TBA	1,000,000	1,052,500
5.500%, 04/01/35	846,081	919,032
5.500%, TBA	112,200,000	119,247,112
6.000%, 11/01/37	29,108,494	31,321,116
6.000%, TBA	20,800,000	22,340,490
6.500%, 12/01/10	48	48
6.500%, 04/01/13	12,311	13,323
6.500%, 07/01/13	8,904	9,635
6.500%, 06/01/17	258,036	280,287
6.500%, 03/01/26	2,845	3,132
6.500%, 12/01/27	6,279	6,987
6.500%, 04/01/29	184,634	206,606
6.500%, 05/01/32	211,603	230,918
6.500%, 07/01/32	2,193,687	2,487,534
6.500%, 11/01/36	274,398	300,516
6.500%, 10/01/37	9,276	10,133
6.500%, TBA	10,000,000	10,903,120
6.826%, 07/01/37 (a)	158,797	172,049
7.000%, 12/01/14	11,401	12,212

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
7.000%, 07/01/15	$2,613	$2,821
7.000%, 11/01/23	4,830	5,442
7.000%, 11/01/28	6,738	7,637
7.000%, 02/01/29	4,707	5,336
7.000%, 01/01/30	2,741	3,110
7.500%, 02/01/16	54,397	59,249
7.500%, 04/01/32	16,180	18,482
8.000%, 05/01/28	6,759	7,828
8.000%, 08/01/30	3,100	3,592
8.000%, 07/01/32	1,330	1,542
9.750%, 11/25/18	7,820,000	9,029,307
9.750%, 08/29/25	7,820,000	9,029,438
11.500%, 09/01/19	100	109
12.000%, 10/01/15	21,646	24,899
12.000%, 01/15/16	617	699
12.500%, 09/20/15	707	813
12.500%, 01/15/16	4,023	4,611
Government National Mortgage Association
3.500%, TBA	3,000,000	3,018,282
4.000%, TBA	25,800,000	26,579,747
4.500%, TBA	34,500,000	36,295,437
5.000%, 07/20/40	22,599,470	24,142,599
5.000%, TBA	8,300,000	8,852,431
5.500%, TBA	27,000,000	28,991,250
6.000%, 03/15/33	3,235,046	3,547,954
6.000%, TBA	22,500,000	24,370,200
6.500%, 06/15/31	16,674	18,711
6.500%, 08/15/34	471,118	528,449
7.500%, 01/15/29	13,373	15,312
7.500%, 09/15/29	7,589	8,689
7.500%, 02/15/30	17,272	19,795
7.500%, 09/15/30	25,948	29,739
8.500%, 05/15/18	15,329	17,375
8.500%, 06/15/25	89,241	105,636
9.000%, 12/15/16	8,736	9,668

		839,482,083

Government Agency—1.9%
National Archives Facility Trust
8.500%, 09/01/19	4,169,531	5,067,105
Tennessee Valley Authority
4.500%, 04/01/18	20,000,000	22,910,360
5.250%, 09/15/39	1,580,000	1,833,800
The Financing Corp. Strips
Zero Coupon, 06/27/11	13,949,000	13,878,823

		43,690,088

U.S. Treasury—43.9%
U.S. Treasury Bonds
6.250%, 08/15/23 (b)	14,000,000	18,961,250
6.875%, 08/15/25	14,000,000	20,339,368
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, 01/15/26 (b)	8,205,123	9,022,427
2.375%, 01/15/27 (b)	3,297,203	3,805,951
U.S. Treasury Inflation Indexed Notes (TIPS)
1.250%, 07/15/20	19,993,000	20,978,595

MSF-215

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U.S. Government & Treasury Obligations—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.375%, 11/15/12	$105,000,000	$107,026,185
2.500%, 04/30/15	123,000,000	130,399,188
3.000%, 02/28/17	55,000,000	59,150,795
3.250%, 05/31/16	88,000,000	96,332,544
3.500%, 05/15/20	323,000,000	350,606,810
4.500%, 05/15/17	172,000,000	201,038,416

		1,017,661,529

Total U.S. Government & Treasury Obligations (Identified Cost $1,881,422,130)		1,900,833,700

Corporate Bonds & Notes—7.8%

Commercial Banks—1.1%
New York Community Bank
3.000%, 12/16/11	12,796,000	13,178,076
SunTrust Bank
3.000%, 11/16/11	11,350,000	11,661,240

		24,839,316

Diversified Financial Services—6.7%
Bank of America Corp.
2.100%, 04/30/12 (b)	17,000,000	17,418,846
Citigroup Funding, Inc.
0.589%, 03/30/12 (a)	20,000,000	20,139,500
Citigroup, Inc.
2.125%, 04/30/12	33,000,000	33,836,418
General Electric Capital Corp.
0.493%, 03/12/12 (a)	6,725,000	6,767,589
2.200%, 06/08/12 (b)	17,000,000	17,476,646
2.625%, 12/28/12	20,000,000	20,853,080
JPMorgan Chase & Co.
0.539%, 12/26/12 (a)	17,000,000	17,109,055
Private Export Funding Corp.
3.050%, 10/15/14	20,000,000	21,384,460

		154,985,594

Total Corporate Bonds & Notes (Identified Cost $179,648,727)		179,824,910

Mortgage-Backed Securities—5.0%

Collateralized-Mortgage Obligation—5.0%
American Home Mortgage Assets
0.446%, 11/25/36 (a)	3,974,780	2,144,541
0.446%, 09/25/46 (a)	1,409,194	748,541
Banc of America Funding Corp.
3.183%, 06/20/35 (a)	626,190	338,716
5.791%, 10/25/36 (a)	43,556	39,841
Banc of America Mortgage Securities, Inc.
2.942%, 07/25/35 (a)	321,456	288,603
Bear Stearns Alt-A Trust
5.354%, 05/25/36 (a)	2,646,191	1,266,925
Citigroup Mortgage Loan Trust, Inc.
2.650%, 12/25/35 (a)	601,285	579,165

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Countrywide Alternative Loan Trust
0.457%, 07/25/36 (a)	$6,815,194	$3,133,885
0.488%, 07/20/35 (a)	2,088,538	1,251,690
0.546%, 05/25/34 (a)	6,279,850	4,687,500
1.356%, 02/25/36 (a)	3,247,996	2,042,795
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.616%, 03/25/35 (a)	275,439	226,617
0.676%, 07/25/36 (a)	2,688,103	2,183,664
Deutsche Mortgage Securities, Inc. (144A) 5.200%, 06/26/35 (a)	4,870,000	4,323,791
FDIC Structured Sale Guaranteed Notes (144A)
0.809%, 02/25/48 (a)	6,817,463	6,830,416
First Horizon Alternative Mortgage Securities 0.626%, 02/25/37 (a)	584,417	308,502
GMAC Mortgage Corp. Loan Trust 3.268%, 11/19/35 (a)	1,355,462	1,185,865
Greenpoint Mortgage Funding Trust 0.336%, 03/25/37 (a)	573,292	429,759
GSMPS Mortgage Loan Trust (144A) 0.606%, 01/25/35 (a)	733,753	599,994
0.606%, 09/25/35 (a)	945,378	795,202
0.656%, 06/25/34 (a)	1,275,336	1,036,612
4.548%, 06/25/34 (a)	7,032,217	6,167,081
GSR Mortgage Loan Trust 2.985%, 04/25/35 (a)	1,578,878	1,358,257
Harborview Mortgage Trust 0.407%, 03/19/38 (a)	690,191	386,365
0.437%, 11/19/46 (a)	266,098	136,453
0.457%, 10/19/37 (a)	629,055	359,685
Impac Secured Assets CMN Owner Trust 0.576%, 03/25/36 (a)	7,260,777	3,883,347
JPMorgan Mortgage Trust 4.459%, 07/25/34 (a)	824,009	802,475
Lehman XS Trust 0.386%, 06/25/37 (a)	519,074	232,877
Luminent Mortgage Trust 0.446%, 05/25/46 (a)	4,613,345	2,531,485
MASTR Adjustable Rate Mortgages Trust 0.456%, 05/25/47 (a)	9,459,129	4,977,781
1.186%, 12/25/46 (a)	9,747,876	3,240,233
2.634%, 02/25/34 (a)	371,613	335,785
3.752%, 12/25/34 (a)	34,702	25,558
MASTR Reperforming Loan Trust (144A) 0.606%, 05/25/35 (a)	612,275	500,365
4.397%, 05/25/35 (a)	6,646,533	5,026,926
5.622%, 05/25/36 (a)	5,917,790	5,621,545
6.000%, 08/25/34	164,651	162,769
7.000%, 08/25/34	740,884	753,513
MASTR Seasoned Securitization Trust 4.609%, 10/25/32 (a)	51,537	44,909
Merrill Lynch Mortgage Investors, Inc. 0.526%, 04/25/35 (a)	104,698	74,487
Morgan Stanley Mortgage Loan Trust 0.326%, 06/25/36 (a)	1,158,151	579,463
2.286%, 06/26/36 (a)	4,580,295	4,306,256
2.508%, 07/25/35 (a)	552,801	396,638
2.793%, 10/25/34 (a)	309,551	276,051

MSF-216

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	$71,003	$71,254
Novastar Mortgage-Backed Notes 0.446%, 06/25/36 (a)	4,444,310	2,925,658
Provident Funding Mortgage Loan Trust 2.820%, 10/25/35 (a)	367,558	350,532
3.020%, 05/25/35 (a)	2,228,203	1,719,921
Residential Accredit Loans, Inc. 0.346%, 10/25/46 (a)	1,409,136	1,380,543
0.416%, 01/25/37 (a)	815,052	470,176
0.656%, 10/25/45 (a)	713,803	385,251
5.331%, 12/25/35 (a)	4,041,710	2,295,045
Residential Funding Mortgage Securities I 4.750%, 12/25/18	1,923,833	1,972,466
SACO I, Inc. (144A) 8.778%, 06/25/21 (a)	3,413,979	3,664,087
Structured Adjustable Rate Mortgage Loan Trust
2.576%, 05/25/35 (a)	7,931,558	5,749,190
Structured Asset Mortgage Investments, Inc. 0.436%, 09/25/37 (a)	4,260,893	2,467,159
0.436%, 07/25/46 (a)	459,863	261,878
0.466%, 08/25/36 (a)	316,845	197,682
Structured Asset Securities Corp. (144A) 0.606%, 04/25/35 (a)	5,285,391	4,388,867
0.656%, 09/25/33 (a)	82,713	70,306
4.490%, 06/25/35 (a)	319,306	269,718
Thornburg Mortgage Securities Trust 0.386%, 06/25/37 (a)	6,093,554	5,978,008
6.178%, 09/25/37 (a)	270,188	263,054
6.188%, 09/25/37 (a)	261,921	248,771
WaMu Mortgage Pass-Through Certificates 0.516%, 11/25/45 (a)	141,546	115,585
0.526%, 12/25/45 (a)	3,846,746	3,176,743
0.546%, 12/25/45 (a)	304,784	233,348
0.576%, 08/25/45 (a)	353,498	296,791
0.656%, 08/25/45 (a)	726,365	473,367
1.136%, 06/25/47 (a)	382,539	250,038
2.723%, 04/25/35 (a)	100,000	84,527

		116,382,893

Commercial Mortgage-Backed Securities—0.0%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	80,000	84,767

Total Mortgage-Backed Securities (Identified Cost $142,013,781)		116,467,660

Asset-Backed Securities—2.9%

Asset Backed—2.9%
AAMES Mortgage Investment Trust (144A) 0.406%, 08/25/35 (a)	45,700	45,483
ACE Securities Corp. 0.386%, 02/25/31 (a)	2,152,034	1,607,582
Amortizing Residential Collateral Trust 0.536%, 01/01/32 (a)	94,287	63,168
Bayview Financial Aquisition Trust 0.841%, 08/28/44 (a)	33,986	31,182

Security Description	Par Amount	Value

Asset Backed—(Continued)
Bayview Financial Asset Trust (144A) 0.856%, 12/25/39 (a)	$572,571	$395,148
Bear Stearns Asset Backed Securities Trust 0.366%, 10/25/36 (a)	688,636	672,306
0.606%, 09/25/34 (a)	287,124	286,681
Citibank Credit Card Issuance Trust 2.250%, 12/23/14	42,000,000	43,215,493
Compucredit Acquired Portfolio Voltage Master Trust (144A)
0.427%, 09/15/18 (a)	2,463,311	2,218,839
Countrywide Home Equity Loan Trust 0.397%, 12/25/31 (a)	2,931,682	1,363,772
0.407%, 11/15/36 (a)	104,925	76,100
0.537%, 02/15/34 (a)	522,836	266,138
0.547%, 02/15/34 (a)	340,625	183,903
0.627%, 12/15/28 (a)	226,362	185,458
0.807%, 08/15/37 (a)	585,289	469,931
EMC Mortgage Loan Trust (144A) 0.706%, 12/25/42 (a)	145,369	101,117
Fremont Home Loan Trust 0.356%, 08/25/36 (a)	233,217	122,130
GMAC Mortgage Corp. Loan Trust 0.436%, 07/25/36 (a)	1,214,181	648,063
0.466%, 11/25/36 (a)	6,578,613	2,898,293
GSAMP Trust 0.346%, 07/05/36 (a)	1,427,987	86,131
GSR Mortgage Loan Trust 0.526%, 11/25/30 (a)	1,084,046	85,164
IndyMac Seconds Asset Backed Trust 0.386%, 06/25/36 (a)	5,251,177	621,550
Lehman XS Trust 0.346%, 02/25/37 (a)	1,113,849	1,014,067
0.376%, 06/25/37 (a)	2,763,192	1,610,888
Morgan Stanley Mortgage Loan Trust 0.346%, 09/25/46 (a)	387,019	184,272
0.406%, 03/25/36 (a)	2,712,086	745,162
Nelnet Student Loan Trust 1.978%, 04/25/24 (a)	2,490,000	2,566,598
Option One Mortgage Loan Trust 0.836%, 06/25/33 (a)	194,380	156,873
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	1,836,917	1,151,418
RAAC Series (144A) 0.526%, 05/25/36 (a)	3,207,808	1,822,821
SACO I, Inc. 0.386%, 06/25/36 (a)	2,306,029	518,160
0.506%, 07/25/35 (a)	3,920	3,896
0.516%, 06/25/36 (a)	36,437	13,669
0.556%, 04/25/36 (a)	889,344	242,565
Soundview Home Equity Loan Trust 5.645%, 10/25/36 (a)	1,720,502	1,287,835
Structured Asset Securities Corp. (144A) 0.366%, 02/25/36 (a)	2,862,016	111,444
WMC Mortgage Loan Pass-Through Certificates
0.887%, 07/20/29 (a)	49,675	44,016

Total Asset-Backed Securities (Identified Cost $88,186,864)		67,117,316

MSF-217

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Preferred Stock—0.0%

Security Description	Shares	Value

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp. (c)	150,025	$64,511
Federal National Mortgage Association (c)	108,775	47,317

Total Preferred Stock (Identified Cost $6,470,000)		111,828

Short Term Investments—31.0%
Security Description	Shares/Par Amount	Value

Discount Notes—12.3%
Federal Home Loan Mortgage Corp. 0.010%, 10/13/10	$25,000,000	24,998,625
0.160%, 10/26/10	50,000,000	49,993,056
0.180%, 11/17/10	25,000,000	24,993,309
0.186%, 01/25/11	20,000,000	19,981,633
0.205%, 02/22/11	90,000,000	89,902,800
International Bank for Reconstruction & Development
0.010%, 10/01/10	20,000,000	20,000,000
0.181%, 11/08/10	25,000,000	24,996,825
0.181%, 11/12/10	30,000,000	29,995,800

		284,862,048

Mutual Funds—12.5%
State Street Navigator Securities Lending Prime Portfolio (d)	289,425,014	289,425,014

Repurchase Agreement—0.8%
Barclays Capital Repurchase Agreement dated 09/30/10 at 0.180% to be repurchased at $17,600,088 on 10/01/10, collateralized by $17,644,000 U.S. Treasury Note due 12/15/12 with a value of $17,951,994.	$17,600,000	17,600,000

U.S. Treasury—5.4%
U.S. Treasury Bill 0.130%, 11/18/10	126,000,000	125,978,886

Total Short Term Investments (Identified Cost $717,833,920)		717,865,948

Total Investments—128.7% (Identified Cost $3,015,575,422) (e)		2,982,221,362
Liabilities in excess of other assets		(664,589,653)

Net Assets—100.0%		$2,317,631,709

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $409,522,294 and the collateral received consisted of cash in the amount of $289,425,014 and non-cash collateral with a value of $128,585,355. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Non-Income Producing.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $3,015,575,422 and the composition of unrealized appreciation and depreciation of investment securities was $25,082,858 and $ (58,436,918), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $47,387,579, which is 2.0% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

MSF-218

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Futures Contracts
Futures Contract-Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2010	Unrealized Depreciation
U.S. Treasury Notes 5 Year Futures	12/31/2010	(720)	$(86,227,160)	$(87,024,375)	$(797,215)
U.S. Treasury Notes 10 Year Futures	12/21/2010	(2,257)	(282,456,540)	(284,487,797)	(2,031,257)

Net Unrealized Depreciation					$(2,828,472)

MSF-219

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Government & Treasury Obligations*	$—	$1,900,833,700	$—	$1,900,833,700

Total Corporate Bonds & Notes*	—	179,824,910	—	179,824,910

Total Mortgage-Backed Securities*	—	116,467,660	—	116,467,660

Total Asset-Backed Securities*	—	67,117,316	—	67,117,316

Total Preferred Stock*	111,828	—	—	111,828

Short Term Investments
Discount Notes	—	284,862,048	—	284,862,048
Mutual Funds	289,425,014	—	—	289,425,014
Repurchase Agreement	—	17,600,000	—	17,600,000
U.S. Treasury	—	125,978,886	—	125,978,886

Total Short Term Investments	289,425,014	428,440,934	—	717,865,948

Total Investments	$289,536,842	$2,692,684,520	$—	$2,982,221,362

Futures Contracts**
Futures Contracts Short (Depreciation)	$(2,828,472)	$—	$—	$(2,828,472)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-220

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,272,344	$161,600,410
Jennison Growth Portfolio, (Class A) (a)	15,399,524	167,854,813
Pioneer Fund Portfolio, (Class A) (b)	13,425,413	169,697,225

Total Mutual Funds (Identified Cost $570,379,883)		499,152,448

Total Investments 100.0% (Identified Cost $570,379,883) (c)		499,152,448
Other assets less liabilities		(50,840)

Net Assets 100.0%		$499,101,608

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $570,379,883 and the composition of unrealized appreciation and depreciation of investment securities was $5,872,036 and $ (77,099,471), respectively.

MSF-221

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to: unadjusted quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedules of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$499,152,448	$—	$—	$499,152,448

Total Investments	$499,152,448	$—	$—	$499,152,448

MSF-222

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Directors of the Fund (the “Board” or “Directors”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

Equity securities traded on a national securities exchange or other exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities traded on a national securities exchange or other exchanges or on the NASDAQ National Market System for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a Portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

A Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, a Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last available bid and asked price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. A Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments in registered open-end management investment companies are valued at reported net asset value per share.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day.

Subject to the Board’s oversight and procedures adopted by the Board, the Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available, to MetLife Advisers, LLC or the subadviser of a Portfolio, as applicable.

The net asset value of an Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Asset Allocation Portfolio invests. An Underlying Portfolio that is a series of the Metropolitan Series Fund will use fair value pricing in the circumstances and manner described above. For more information about the use of fair value pricing by an Underlying Portfolio that is a series of Met Investors Series Trust , please refer to the prospectus for such Underlying Portfolios.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-223

Item 2.    Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 19, 2010

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 19, 2010

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.